UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2007 – June 30, 2007

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

EQ Advisors Trust

2007 Certified

Semi-Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

EQ ADVISORS TRUST

SEMI-ANNUAL REPORT

June 30, 2007

EQ/ENTERPRISE MODERATE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2007
EQ/BlackRock Basic Value Equity Portfolio	10.8%
MarketPLUS International Core Portfolio	9.9
EQ/AllianceBernstein Value Portfolio	9.8
Multimanager Large Cap Core Equity Portfolio	7.0
EQ/Marsico Focus Portfolio	6.5
EQ/Short Duration Bond Portfolio	5.5
EQ/BlackRock International Value Portfolio	5.1
EQ/AllianceBernstein Quality Bond Portfolio	4.9
Multimanager Core Bond Portfolio	4.2
Multimanager Small Cap Value Portfolio	4.0
Multimanager High Yield Portfolio	3.8
EQ/Van Kampen Emerging Markets Equity Portfolio	3.6
EQ/Long Term Bond Portfolio	3.5
EQ/Franklin Small Cap Value Portfolio	2.7
iShares S&P GSSI Natural Resources Index Fund	2.2
Multimanager International Equity Portfolio	2.1
EQ/Evergreen International Bond Portfolio	2.1
Multimanager Aggressive Equity Portfolio	1.9
Multimanager Mid Cap Value Portfolio	1.8
EQ/PIMCO Real Return Portfolio	1.5
iShares Cohen & Steers Realty Major Index Fund	1.0
Multimanager Large Cap Value Portfolio	1.0
iShares S&P Global Energy Sector Index Fund	0.9
EQ/GAMCO Mergers & Acquisitions Portfolio	0.8
Multimanager Mid Cap Growth Portfolio	0.7
EQ/JPMorgan Core Bond Portfolio	0.6
EQ/Davis New York Venture Portfolio	0.6
EQ/Small Company Index Portfolio	0.5
iShares COMEX Gold Trust	0.5
EQ/AXA Rosenberg Long/Short Value Portfolio	0.4
iShares Silver Trust	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IB
Actual	$1,000.00	$1,038.80	$1.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2007
EQ/Mutual Shares Portfolio	33.4%
EQ/Templeton Growth Portfolio	33.4
EQ/Franklin Income Portfolio	33.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while the Portfolio commenced operations on April 30, 2007, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six months for the purposes of comparability.

EXAMPLE

	Beginning Account Value†	Ending Account Value 6/30/07	Expenses Paid During Period* Ended 6/30/07
Class IA
Actual	$1,000.00	$1,017.00	$0.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.79	0.00
Class IB
Actual	1,000.00	1,016.00	0.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.55	1.25

†	Portfolio commenced operations on April 30, 2007.
*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.00% and 0.25%, respectively, multiplied by the average account value over the period, multiplied by 61/365 (to reflect actual days in the period for the actual example) and multiply by 181/365 (to reflect the one-half year period for the hypothetical example).

EQ/INTERNATIONAL ETF PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2007
iShares S&P Europe 350 Index Fund	31.2%
iShares MSCI EAFE Index Fund	30.8
iShares MSCI Japan Index Fund	11.9
iShares MSCI EAFE Value Index Fund	7.2
iShares MSCI Pacific ex-Japan Index Fund	4.7
iShares MSCI EAFE Growth Index Fund	3.9
iShares MSCI United Kingdom Index Fund	2.7
iShares S&P Latin America 40 Index Fund	2.1
iShares MSCI Germany Index Fund	1.4
iShares MSCI Canada Index Fund	1.4
iShares MSCI France Index Fund	1.4
iShares MSCI Australia Index Fund	0.7
iShares MSCI Spain Index Fund	0.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,101.90	$2.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.81	2.01
Class IB
Actual	1,000.00	1,100.10	3.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.40% and 0.65%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Information Technology	24.4%
Financials	21.6
Health Care	10.3
Consumer Discretionary	9.7
Energy	9.7
Industrials	8.0
Consumer Staples	7.1
Telecommunication Services	5.5
Materials	2.0
Utilities	0.8
Cash and Other	0.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,042.40	$3.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01
Class IB
Actual	1,000.00	1,041.10	4.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.60% and 0.85%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Financials	32.9%
Health Care	14.8
Information Technology	11.8
Energy	9.6
Consumer Staples	9.2
Consumer Discretionary	7.3
Industrials	5.9
Telecommunication Services	4.5
Materials	3.3
Cash and Other	0.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,050.40	$3.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.42	3.41
Class IB
Actual	1,000.00	1,049.30	4.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.18	4.66

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.68% and 0.93%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES

Distribution of Assets by Sector as of 6/30/07	% of Net Assets
U.S. Government and Agency	81.5%
Asset-Backed and Mortgage-Backed Securities	11.6
Cash and Other	6.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,012.40	$3.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.62	3.21
Class IB
Actual	1,000.00	1,011.40	4.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.38	4.46

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.64% and 0.89%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Financials	27.6%
Materials	13.7
Consumer Discretionary	12.3
Industrials	11.4
Energy	7.9
Health Care	6.0
Information Technology	5.7
Telecommunication Services	4.9
Consumer Staples	4.3
Utilities	3.2
Cash and Other	3.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,111.00	$4.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26
Class IB
Actual	1,000.00	1,109.00	5.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.85% and 1.10%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Information Technology	29.6%
Financials	18.6
Health Care	18.2
Consumer Discretionary	10.2
Industrials	9.9
Energy	4.7
Consumer Staples	4.0
Materials	3.2
Telecommunication Services	1.3
Cash and Other	0.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,061.40	$4.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class IB
Actual	1,000.00	1,059.90	5.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/07	% of Net Assets
U.S. Government and Agency	49.8%
Asset-Backed and Mortgage-Backed Securities	18.8
Corporate Bonds	15.6
Foreign Government Securities	15.0
Cash and Other	0.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,007.00	$3.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.62	3.21
Class IB
Actual	1,000.00	1,007.00	4.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.38	4.46

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.64% and 0.89%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Information Technology	25.8%
Industrials	21.1
Health Care	17.5
Consumer Discretionary	14.3
Energy	10.6
Financials	6.2
Telecommunication Services	1.7
Consumer Staples	1.7
Cash and Other	1.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,130.70	$4.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.48	4.36
Class IB
Actual	1,000.00	1,129.20	5.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.24	5.61

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.87% and 1.12%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Financials	31.8%
Energy	12.8
Consumer Discretionary	12.1
Consumer Staples	9.1
Industrials	8.1
Telecommunication Services	6.9
Health Care	6.5
Materials	4.6
Information Technology	3.9
Utilities	1.4
Cash and Other	2.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,056.70	$3.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class IB
Actual	1,000.00	1,055.60	4.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/ARIEL APPRECIATION II PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Consumer Discretionary	34.8%
Financials	22.6
Industrials	12.2
Health Care	10.8
Consumer Staples	8.1
Information Technology	8.1
Cash and Other	3.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,100.00	$4.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class IB
Actual	1,000.00	1,098.90	5.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.90% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

Sector Weightings as of 6/30/07 (Long Positions)	% of Net Assets
Information Technology	21.3%
Financials	16.7
Industrials	14.5
Consumer Discretionary	13.5
Health Care	8.5
Energy	7.7
Materials	7.1
Consumer Staples	2.6
Telecommunication Services	2.2
Utilities	0.5
Cash and Other	5.4

Total	100.0%

Sector Weightings as of 6/30/07 (Short Positions)	% of Investments
Financials	20.2%
Consumer Discretionary	19.8
Information Technology	19.1
Health Care	14.5
Industrials	11.2
Energy	7.1
Materials	4.0
Consumer Staples	2.7
Telecommunication Services	0.9
Utilities	0.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while Class IA commenced operations on June 15, 2007, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six months for the purposes of comparability.

EXAMPLE

	Beginning Account Value	Ending Account Value 6/30/07	Expenses Paid During Period* Ended 6/30/07
Class IA†
Actual	$1,000.00	$1,000.90	$1.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.56	1.25
Class IB
Actual	1,000.00	1,021.70	18.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,006.89	17.96

†	Class IA commenced operations on June 15, 2007.
*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 2.82% and 3.61%, respectively, multiplied by the average account value over the period, multiplied by 16/365 for Class IA (to reflect the actual days in the period for the actual example) and multiplied by 181/365 (to reflect the one-half year period for the hypothetical example and Class IB).

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Financials	19.7%
Information Technology	14.6
Industrials	11.1
Energy	10.7
Health Care	10.1
Consumer Staples	9.1
Consumer Discretionary	8.4
Telecommunication Services	6.2
Materials	4.8
Utilities	0.7
Cash and Other	4.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,082.80	$3.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.42	3.41
Class IB
Actual	1,000.00	1,080.80	4.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.18	4.66

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.68% and 0.93%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Financials	29.5%
Energy	10.4
Consumer Discretionary	10.0
Industrials	9.1
Materials	8.3
Utilities	5.7
Consumer Staples	5.7
Health Care	5.2
Telecommunication Services	4.1
Information Technology	3.5
Cash and Other	8.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,104.40	$5.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	1,103.20	6.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.00% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/BOND INDEX PORTFOLIO

Distribution of Assets by Sector as of 6/30/07	% of Net Assets
U.S. Government and Agency	70.1%
Corporate Bonds	20.5
Asset-Backed and Mortgage-Backed Securities	5.8
Foreign Government and Supranational Securities	2.0
Cash and Other	1.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,007.00	$2.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.56	2.26
Class IB
Actual	1,000.00	1,006.00	3.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.45% and 0.70%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Financials	30.7%
Industrials	13.1
Energy	10.8
Consumer Staples	10.5
Health Care	8.7
Telecommunication Services	6.9
Consumer Discretionary	6.1
Materials	5.1
Utilities	4.1
Information Technology	3.9
Cash and Other	0.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,073.80	$4.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class IB
Actual	1,000.00	1,072.20	5.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Information Technology	24.8%
Financials	24.0
Consumer Discretionary	15.2
Health Care	20.2
Energy	4.3
Industrials	3.6
Telecommunication Services	4.0
Consumer Staples	1.7
Cash and Other	2.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,080.00	$4.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class IB
Actual	1,000.00	1,078.50	5.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Information Technology	32.8%
Health Care	19.5
Consumer Discretionary	15.6
Industrials	11.3
Financials	7.0
Consumer Staples	5.6
Energy	4.6
Telecommunication Services	0.9
Utilities	0.0 #
Cash and Other	2.7

Total	100.0%

#	Less than 0.1%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,063.50	$3.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class IB
Actual	1,000.00	1,062.10	4.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Information Technology	18.0%
Financials	17.9
Health Care	14.0
Industrials	12.5
Consumer Discretionary	10.8
Energy	8.8
Consumer Staples	8.0
Telecommunication Services	3.2
Materials	2.5
Utilities	2.1
Cash and Other	2.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,062.40	$3.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class IB
Actual	1,000.00	1,060.90	4.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Information Technology	23.8%
Financials	17.2
Consumer Discretionary	13.3
Health Care	12.6
Industrials	10.4
Energy	7.7
Consumer Staples	6.9
Materials	2.3
Telecommunication Services	2.1
Utilities	1.2
Cash and Other	2.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,067.90	$3.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class IB
Actual	1,000.00	1,067.00	4.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/07	% of Net Assets
Corporate Bonds	94.2%
Equities	0.2
Cash and Other	5.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IB
Actual	$1,000.00	$1,021.50	$5.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Financials	32.6%
Consumer Staples	11.4
Energy	10.4
Consumer Discretionary	8.6
Information Technology	5.0
Industrials	4.8
Materials	3.3
Health Care	2.1
Telecommunication Services	1.2
Cash and Other	20.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,064.80	$5.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.21
Class IB
Actual	1,000.00	1,063.90	6.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.51

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.05% and 1.30%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/EQUITY 500 INDEX PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Financials	20.8%
Information Technology	15.3
Health Care	11.6
Industrials	11.4
Energy	10.7
Consumer Discretionary	10.2
Consumer Staples	9.3
Telecommunication Services	3.7
Utilities	3.5
Materials	3.1
Cash and Other	0.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,067.50	$1.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.91	1.91
Class IB
Actual	1,000.00	1,066.30	3.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.67	3.16

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.38% and 0.63%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Foreign Government Securities	54.8%
Corporate Bonds	41.1
U.S. Government and Agency	0.7
Cash and Other	3.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07- 6/30/07
Class IA
Actual	$1,000.00	$1,003.00	$4.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.43	4.41
Class IB
Actual	1,000.00	1,002.00	5.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.19	5.66

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.88% and 1.13%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/EVERGREEN OMEGA PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Information Technology	35.4%
Health Care	21.6
Consumer Discretionary	19.6
Consumer Staples	8.1
Financials	6.4
Industrials	6.2
Energy	2.1
Cash and Other	0.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,102.50	$4.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class IB
Actual	1,000.00	1,099.90	5.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.90% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/FI MID CAP PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Information Technology	27.4%
Consumer Discretionary	26.5
Industrials	17.2
Telecommunication Services	11.7
Financials	5.1
Consumer Staples	4.2
Energy	3.4
Health Care	2.5
Cash and Other	2.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,111.60	$3.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class IB
Actual	1,000.00	1,109.90	5.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/FRANKLIN INCOME PORTFOLIO

Distribution of Assets by Sector as of 6/30/07	% of Net Assets
Corporate Bonds	38.5%
Common Stock	32.1
U.S. Government and Agency	8.1
Convertible Preferred Stocks	3.4
Convertible Bonds	1.2
Preferred Stocks	0.3
Cash and Other	16.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,046.10	$5.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.21
Class IB
Actual	1,000.00	1,045.10	6.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.51

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.05% and 1.30%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Industrials	29.8%
Consumer Discretionary	21.4
Financials	12.3
Materials	10.9
Information Technology	6.1
Energy	5.9
Health Care	2.2
Consumer Staples	1.4
Utilities	1.1
Cash and Other	8.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,094.90	$5.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	1,094.00	6.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.51

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.05% and 1.30%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Consumer Discretionary	23.9%
Financials	10.7
Information Technology	9.2
Utilities	8.6
Industrials	8.3
Health Care	7.8
Materials	5.8
Telecommunication Services	5.8
Consumer Staples	5.3
Energy	0.7
Cash and Other	13.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while Class IA commenced operations on June 8, 2007, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six months for the purposes of comparability.

EXAMPLE

	Beginning Account Value†	Ending Account Value 6/30/07	Expenses Paid During Period* Ended 6/30/07
Class IA†
Actual	$1,000.00	$1,000.00	$0.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.03	4.81
Class IB
Actual	1,000.00	1,066.70	7.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.70	7.15

†	Class IA commenced operations on June 8, 2007.
*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.96% and 1.43%, respectively, multiplied by the average account value over the period, multiplied by 23/365 for Class IA (to reflect the actual days in the period for the actual example) and multiplied by 181/365 (to reflect the one-half year period for the hypothetical example and Class IB).

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Industrials	30.3%
Consumer Discretionary	19.4
Materials	6.5
Health Care	6.3
Consumer Staples	6.3
Financials	5.1
Information Technology	4.9
Telecommunication Services	4.2
Utilities	3.0
Energy	0.7
Cash and Other	13.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IB
Actual	$1,000.00	$1,126.80	$6.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.13% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/GOVERNMENT SECURITIES PORTFOLIO

Distribution of Assets by Sector as of 6/30/07	% of Net Assets
U.S. Government and Agency	93.0%
Asset Backed Securities	11.2
Corporate Bonds	7.3
Cash and Other	(11.5)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30,2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,013.00	$3.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.17	3.66

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.73% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

EQ/INTERNATIONAL GROWTH PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Financials	20.6%
Consumer Staples	13.5
Consumer Discretionary	13.4
Information Technology	12.6
Materials	9.8
Health Care	9.2
Industrials	6.6
Energy	6.4
Telecommunication Services	5.1
Utilities	1.0
Cash and Other	1.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IB
Actual	$1,000.00	$1,120.00	$7.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.85	7.00

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.40% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Information Technology	31.0%
Health Care	18.9
Financials	16.4
Consumer Staples	11.1
Consumer Discretionary	9.6
Industrials	5.2
Energy	3.2
Materials	2.4
Cash and Other	2.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,089.00	$4.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class IB
Actual	1,000.00	1,086.80	5.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.90% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/JPMORGAN CORE BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/07	% of Net Assets
U.S. Government and Agency	55.6%
Asset-Backed and Mortgage-Backed Securities	35.1
Corporate Bonds	29.4
Commercial Paper	14.3
Foreign Government Securities	1.6
Cash and Other	(36.0)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/7	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,008.20	$2.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.02	2.81
Class IB
Actual	1,000.00	1,007.30	4.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.78	4.06

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.56% and 0.81%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Financials	30.5%
Energy	11.7
Industrials	9.7
Consumer Discretionary	8.8
Health Care	7.1
Consumer Staples	6.9
Telecommunication Services	6.2
Utilities	5.9
Information Technology	5.6
Materials	4.6
Cash and Other	3.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,079.10	$3.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class IB
Actual	1,000.00	1,077.50	4.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Consumer Discretionary	30.1%
Information Technology	21.0
Financials	14.0
Health Care	11.7
Telecommunication Services	9.8
Industrials	7.6
Utilities	5.2
Cash and Other	0.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1050.90	$3.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class IB
Actual	1,000.00	1,050.10	5.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/LONG TERM BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/07	% of Net Assets
U.S. Government and Agency	71.4%
Corporate Bonds	22.5
Asset-Backed and Mortgage-Backed Securities	20.3
Foreign Government Securities	0.5
Cash and Other	(14.7)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$987.20	$2.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.07	2.76
Class IB
Actual	1,000.00	985.70	3.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.55% and 0.80%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Consumer Staples	18.3%
Financials	17.7
Health Care	12.8
Information Technology	12.3
Energy	8.9
Industrials	8.8
Materials	5.7
Utilities	4.3
Telecommunication Services	4.3
Consumer Discretionary	4.3
Cash and Other	2.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,055.80	$3.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class IB
Actual	1,000.00	1,054.10	5.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Consumer Staples	15.7%
Health Care	15.2
Information Technology	15.1
Financials	13.1
Consumer Discretionary	10.1
Industrials	9.8
Energy	6.1
Materials	4.7
Utilities	4.1
Telecommunication Services	2.8
Cash and Other	3.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,074.90	$3.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class IB
Actual	1,000.00	1,073.20	5.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Consumer Discretionary	16.5%
Information Technology	13.4
Materials	12.3
Industrials	10.1
Utilities	8.6
Financials	7.5
Health Care	7.4
Telecommunication Services	7.4
Energy	6.4
Consumer Staples	5.4
Cash and Other	5.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,113.90	$4.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class IB
Actual	1,000.00	1,113.00	5.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/MARSICO FOCUS PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Consumer Discretionary	24.3%
Financials	15.8
Health Care	14.0
Information Technology	11.2
Industrials	9.7
Energy	8.8
Materials	6.1
Consumer Staples	5.4
Telecommunication Services	4.2
Cash and Other	0.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,027.80	$4.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class IB
Actual	1,000.00	1,026.20	5.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.90% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/MONEY MARKET PORTFOLIO

Distribution of Assets by Sector as of 6/30/07	% of Net Assets
Commercial Paper	79.9%
Variable Rate Securities	10.9
Certificates of Deposit	9.1
Time Deposits	0.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,024.60	$2.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.51	2.31
Class IB
Actual	1,000.00	1,023.40	3.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.27	3.56

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.46% and 0.71%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Information Technology	25.9%
Consumer Staples	17.7
Health Care	16.2
Energy	13.9
Industrials	11.2
Consumer Discretionary	7.6
Financials	6.5
Cash and Other	1.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,073.50	$4.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class IB
Actual	1,000.00	1,071.60	5.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.90% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/MUTUAL SHARES PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Financials	26.2%
Consumer Staples	16.4
Consumer Discretionary	12.9
Materials	8.1
Industrials	7.8
Information Technology	6.1
Health Care	5.5
Utilities	4.5
Energy	3.2
Telecommunication Services	2.1
Cash and Other	7.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,084.70	$5.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	1,082.90	6.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.51

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.05% and 1.30%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/OPPENHEIMER GLOBAL PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Information Technology	26.0%
Consumer Discretionary	18.6
Financials	14.4
Industrials	11.0
Health Care	7.6
Consumer Staples	7.4
Energy	5.8
Telecommunication Services	4.0
Utilities	0.6
Materials	0.5
Cash and Other	4.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,085.50	$5.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class IB
Actual	1,000.00	1,083.60	6.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.76

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Information Technology	20.5%
Financials	17.5
Health Care	15.1
Energy	13.0
Consumer Discretionary	9.1
Industrials	9.0
Consumer Staples	8.1
Materials	2.7
Telecommunication Services	2.6
Utilities	2.2
Cash and Other	0.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,072.20	$5.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	1,071.20	6.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.51

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.05% and 1.30%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Information Technology	19.0%
Consumer Discretionary	18.9
Industrials	16.8
Financials	14.3
Health Care	8.9
Materials	7.2
Energy	4.5
Consumer Staples	3.7
Utilities	3.3
Telecommunication Services	2.2
Cash and Other	1.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,097.30	$5.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	1,095.50	6.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.51

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.05% and 1.30%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/PIMCO REAL RETURN PORTFOLIO

Distribution of Assets by Sector as of 6/30/07	% of Net Assets
U.S. Government and Agency	123.3%
Commercial Paper	47.0
Asset-Backed and Mortgage-Backed Securities	19.3
Corporate Bonds	8.8
Foreign Government Securities	0.9
Municipal Securities	0.0 #
Cash and Other	(99.3)

Total	100.0%

#	Less than 0.1%.

UNDER STANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while Class IA commenced operations on March 30, 2007, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six months for the purposes of comparability.

EXAMPLE

	Beginning Account Value†	Ending Account Value 6/30/07	Expenses Paid During Period* Ended 6/30/07
Class IA†
Actual	$1,000.00	$989.00	$1.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26
Class IB
Actual	1,000.00	1,014.30	4.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51

†	Class IA commenced operations on March 30, 2007.
*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.65% and 0.90%, respectively, multiplied by the average account value over the period, multiplied by 93/365 for Class IA (to reflect the actual days in the period for the actual example) and multiplied by 181/365 (to reflect the one-half year period for the hypothetical example and Class IB).

EQ/SHORT DURATION BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/07	% of Net Assets
Asset-Backed and Mortgage Backed Securities	46.5%
U.S. Government and Agency	41.9
Corporate Bonds	11.6
Cash and Other	0.0 #

Total	100.0%

#	Less than 0.1%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,018.00	$3.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01
Class IB
Actual	1,000.00	1,017.00	4.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.60% and 0.85%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/SMALL COMPANY INDEX PORTFOLIO

Sector Weightings As of 6/30/07	% of Net Assets
Financials	21.3%
Information Technology	18.3
Consumer Discretionary	15.9
Industrials	15.2
Health Care	11.8
Energy	5.6
Materials	4.7
Consumer Staples	2.9
Utilities	2.6
Telecommunication Services	1.5
Cash and Other	0.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,060.00	$1.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.86	1.96
Class IB
Actual	1,000.00	1,058.40	3.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.62	3.21

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.39% and 0.64%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/TCW EQUITY PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Information Technology	37.3%
Financials	17.0
Health Care	15.5
Consumer Discretionary	10.9
Industrials	9.5
Energy	7.5
Materials	1.5
Consumer Staples	0.9
Cash and Other	(0.1)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while Class IA commenced operations on May 16, 2007, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six months for the purposes of comparability.

EXAMPLE

	Beginning Account Value†	Ending Account Value 6/30/07	Expenses Paid During Period* Ended 6/30/07
Class IA†
Actual	$1,000.00	$1,007.00	$0.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.79	0.00
Class IB
Actual	1,000.00	1,078.70	5.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

†	Class IA commenced operations on May 16, 2007.
*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.00% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 46/365 for Class IA (to reflect the actual days in the period for the actual example) and multiplied by 181/365 (to reflect the one-half year period for the hypothetical example and Class IB).

EQ/TEMPLETON GROWTH PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Financials	24.5%
Consumer Discretionary	20.8
Health Care	11.8
Industrials	11.3
Information Technology	9.9
Energy	6.5
Telecommunication Services	5.9
Materials	2.0
Consumer Staples	0.6
Cash and Other	6.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,074.10	$5.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class IB
Actual	1,000.00	1,072.30	6.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.76

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/UBS GROWTH AND INCOME PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Financials	20.9%
Consumer Discretionary	15.6
Information Technology	15.0
Health Care	14.7
Industrials	11.3
Energy	5.7
Utilities	5.5
Consumer Staples	4.1
Telecommunication Services	3.5
Cash and Other	3.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IB
Actual	$1,000.00	$1,71.80	$5.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.05% multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Financials	24.7%
Health Care	18.2
Consumer Staples	16.5
Consumer Discretionary	13.1
Materials	7.7
Information Technology	6.7
Telecommunication Services	4.2
Industrials	2.0
Cash and Other	6.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,062.10	$3.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class IB
Actual	1,000.00	1,060.30	5.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Financials	24.1%
Industrials	12.8
Consumer Discretionary	12.0
Materials	11.7
Information Technology	9.3
Energy	8.8
Telecommunication Services	8.8
Consumer Staples	6.3
Utilities	4.0
Health Care	1.0
Cash and Other	1.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,174.40	$7.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.65	7.20
Class IB
Actual	1,000.00	1,172.50	9.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.41	8.45

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.44% and 1.69%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Consumer Discretionary	31.8%
Industrials	15.3
Information Technology	13.3
Financials	11.7
Materials	7.2
Energy	6.7
Health Care	6.0
Telecommunication Services	5.1
Utilities	1.1
Cash and Other	1.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,125.90	$4.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class IB
Actual	1,000.00	1,124.60	5.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/WELLS FARGO MONTGOMERY SMALL CAP PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Information Technology	28.0%
Industrials	22.8
Consumer Discretionary	16.2
Health Care	16.0
Financials	4.8
Telecommunication Services	4.1
Energy	2.5
Consumer Staples	0.5
Cash and Other	5.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,156.30	$5.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	1,155.00	6.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.51

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.05% and 1.30%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Financials	17.4%
Energy	16.8
Materials	15.1
Industrials	11.2
Exchange Traded Funds	9.8
Consumer Discretionary	6.7
Consumer Staples	6.4
Health Care	3.8
Utilities	3.3
Information Technology	3.2
Telecommunication Services	3.1
Cash and Other	3.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,107.30	$4.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.18	4.66
Class IB
Actual	1,000.00	1,105.80	6.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.94	5.91

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.93% and 1.18%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MARKETPLUS LARGE CAP CORE PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Financials	17.9%
Information Technology	13.0
Industrials	10.4
Health Care	10.3
Exchange Traded Funds	9.9
Energy	9.0
Consumer Staples	8.7
Consumer Discretionary	8.2
Materials	4.8
Telecommunication Services	3.5
Utilities	3.3
Cash and Other	1.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,061.90	$3.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class IB
Actual	1,000.00	1,061.00	4.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MARKETPLUS LARGE CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Information Technology	19.7%
Consumer Discretionary	14.4
Health Care	13.2
Industrials	10.5
Exchange Traded Funds	9.8
Financials	8.2
Energy	8.1
Consumer Staples	6.9
Materials	4.8
Telecommunications Services	2.8
Utilities	1.0
Cash and Other	0.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,095.30	$4.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.98	3.86
Class IB
Actual	1,000.00	1,093.50	5.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.69	5.16

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.77% and 1.02%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MARKETPLUS MID CAP VALUE PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Financials	23.3%
Industrials	13.3
Consumer Discretionary	12.3
Exchange Traded Funds	9.9
Utilities	9.1
Information Technology	8.9
Materials	6.1
Consumer Staples	5.5
Energy	5.0
Health Care	4.2
Telecommunication Services	1.6
Cash and Other	0.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class IA
Actual	$1,000.00	$1,096.70	$4.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.68	4.16
Class IB
Actual	1,000.00	1,095.80	5.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.44	5.41

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.83% and 1.08%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ENTERPRISE MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	2,310,933	$23,278,862
EQ/AllianceBernstein Value Portfolio‡	2,711,256	46,961,050
EQ/AXA Rosenberg Long/Short Value Portfolio	184,672	1,998,153
EQ/BlackRock Basic Value Equity Portfolio‡	2,787,436	51,387,155
EQ/BlackRock International Value Portfolio‡	1,309,896	24,111,715
EQ/Davis New York Venture Portfolio‡	258,051	2,968,723
EQ/Evergreen International Bond Portfolio‡	990,370	10,015,446
EQ/Franklin Small Cap Value Portfolio‡	1,098,734	13,051,026
EQ/GAMCO Mergers & Acquisitions Portfolio‡	299,403	3,975,240
EQ/JPMorgan Core Bond Portfolio‡	273,520	3,021,049
EQ/Long Term Bond Portfolio‡	1,291,109	16,897,421
EQ/Marsico Focus Portfolio‡	1,782,853	30,973,491
EQ/PIMCO Real Return Portfolio*‡.	692,296	6,871,259
EQ/Short Duration Bond Portfolio‡	2,597,395	26,397,820
EQ/Small Company Index Portfolio‡	184,751	2,547,443
EQ/Van Kampen Emerging Markets Equity Portfolio‡	889,883	16,960,854
iShares Cohen & Steers Realty Majors Index Fund	52,950	4,789,328
iShares COMEX Gold Trust*	37,260	2,399,917
iShares S&P Global Energy Sector Index Fund	31,360	4,059,238
iShares S&P GSSI Natural Resources Index Fund	88,900	10,653,776
iShares Silver Trust*	4,820	595,270
MarketPLUS International Core Portfolio‡	3,064,953	47,145,937
Multimanager Aggressive Equity Portfolio‡	296,173	9,143,894
Multimanager Core Bond Portfolio‡	1,989,186	19,888,479
Multimanager High Yield Portfolio‡	3,135,291	18,142,774
Multimanager International Equity Portfolio‡	591,056	10,114,312
Multimanager Large Cap Core Equity Portfolio‡	2,561,984	33,154,821
Multimanager Large Cap Value Portfolio‡	334,238	4,639,845
Multimanager Mid Cap Growth Portfolio‡	347,490	3,491,495
Multimanager Mid Cap Value Portfolio‡	783,736	8,731,650
Multimanager Small Cap Value Portfolio‡	1,321,733	18,933,521

Total Investment Companies (100.1%) (Cost $453,105,305)		477,300,964

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.7%)
JPMorgan Chase Nassau
4.76%, 7/2/07 (Amortized Cost $3,462,204)	$3,462,204	3,462,204

Total Investments (100.8%) (Cost/Amortized Cost $456,567,509)		480,763,168
Other Assets Less Liabilities (-0.8%)		(3,672,755)

Net Assets (100%)		$477,090,413

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

The holdings in affiliated Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisor Trust Portfolios.

EQ ADVISORS TRUST

EQ/ENTERPRISE MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value June 30, 2007	Dividend Income	Realized Gain/ (Loss)
EQ/AllianceBernstein Quality Bond Portfolio	$60,024,355	$—	$38,485,447	$23,278,862	$—	$(1,293,616)
EQ/AllianceBernstein Value Portfolio	61,982,610	—	15,848,170	46,961,050	—	2,646,597
EQ/AXA Rosenberg Long/Short Value Portfolio	—	2,000,000	—	1,998,153	—	—
EQ/BlackRock Basic Value Equity Portfolio	64,086,404	—	15,148,156	51,387,155	—	2,638,849
EQ/BlackRock International Value Portfolio	—	24,000,000	—	24,111,715	—	—
EQ/Davis New York Venture Portfolio	—	3,000,000	—	2,968,723	—	—
EQ/Evergreen International Bond Portfolio	—	10,000,000	—	10,015,446	—	—
EQ/Franklin Small Cap Value Portfolio	40,184	13,000,000	—	13,051,026	—	—
EQ/GAMCO Mergers & Acquisitions Portfolio	—	4,000,000	—	3,975,240	—	—
EQ/JPMorgan Core Bond Portfolio	—	3,000,000	—	3,021,049	—	—
EQ/Long Term Bond Portfolio	18,000,627	2,000,000	3,060,131	16,897,421	—	(170,393)
EQ/Marsico Focus Portfolio	43,992,768	—	12,524,798	30,973,491	—	1,869,610
EQ/PIMCO Real Return Portfolio	—	7,000,000	146,174	6,871,259	—	(1,046)
EQ/Short Duration Bond Portfolio	56,819,385	—	31,082,291	26,397,820	—	255,051
EQ/Small Company Index Portfolio	11,591,593	—	9,497,762	2,547,443	—	224,479
EQ/Van Kampen Emerging Markets Equity Portfolio	—	16,500,000	—	16,960,854	—	—
MarketPLUS International Core Portfolio	—	47,000,000	—	47,145,937	—	—
Multimanager Aggressive Equity Portfolio	14,965,128	—	5,819,981	9,143,894	—	1,089,637
Multimanager Core Bond Portfolio	79,567,882	1,602,953	62,208,463	19,888,479	1,602,953	(2,427,465)
Multimanager High Yield Portfolio	20,392,812	6,400,000	9,465,193	18,142,774	—	(157,452)
Multimanager International Equity Portfolio	—	10,000,000	—	10,114,312	—	—
Multimanager Large Cap Core Equity Portfolio	34,446,272	—	3,462,169	33,154,821	—	497,803
Multimanager Large Cap Value Portfolio	9,710,034	—	5,190,394	4,639,845	—	727,021
Multimanager Mid Cap Growth Portfolio	3,471,911	—	382,076	3,491,495	—	(35,041)
Multimanager Mid Cap Value Portfolio	8,666,890	—	890,770	8,731,650	—	(35,602)
Multimanager Small Cap Value Portfolio	20,171,709	—	2,187,333	18,933,521	—	(68,893)

	$507,930,564	$149,502,953	$215,399,308	$454,803,435	$1,602,953	$5,759,539

EQ ADVISORS TRUST

EQ/ENTERPRISE MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Investment Companies	$172,473,292
Net Proceeds of Sales and Redemptions:
Investment Companies	$221,278,595
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$26,368,648
Aggregate gross unrealized depreciation	(2,896,410)

Net unrealized appreciation	$23,472,238

Federal income tax cost of investments	$457,290,930

The Portfolio has a net capital loss carryforward of $29,818,238 of which $514,558 expires in the year 2009, $28,093,856 expires in the year 2010, and $1,209,824 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Franklin Income Portfolio‡	2,698,556	$29,383,903
EQ/Mutual Shares Portfolio‡	2,540,878	29,592,656
EQ/Templeton Growth Portfolio‡	2,553,326	29,580,634

Total Investment Companies (89.7%) (Cost $88,693,421)		$88,557,193

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (6.3%)
JPMorgan Chase Nassau
4.76%, 7/2/07 (Amortized Cost $6,249,368)	$6,249,368	6,249,368

Total Investments (96.0%) (Cost/Amortized Cost $94,942,789)		94,806,561
Other Assets Less Liabilities (4.0%)		3,959,897

Net Assets (100%)		$98,766,458

‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

The holdings in Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended June 30, 2007, were as follows:

Securities	Market Value April 30, 2007*	Purchases at Cost	Sales at Cost	Market Value June 30, 2007	Dividend Income	Realized Gain
EQ/Franklin Income Portfolio	$—	$29,564,178	$—	$29,383,903	$—	$—
EQ/Mutual Shares Portfolio	—	29,564,178	—	29,592,656	—	—
EQ/Templeton Growth Portfolio	—	29,565,065	—	29,580,634	—	—

	$—	$88,693,421	$—	$88,557,193	$—	$—

*	The Portfolios commenced operations on April 30, 2007.

Investment security transactions for the period ended June 30, 2007 were as follows:

Cost of Purchases:
Investment Companies	$88,693,421
Net Proceeds of Sales and Redemptions:
Investment Companies	$—
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$44,047
Aggregate gross unrealized depreciation	(180,275)

Net unrealized depreciation	$(136,228)

Federal income tax cost of investments	$94,942,789

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (100.5%)
iShares MSCI Australia Index Fund	2,130	$60,535
iShares MSCI Canada Index Fund	4,250	126,905
iShares MSCI EAFE Growth Index Fund	4,710	356,688
iShares MSCI EAFE Index Fund	34,670	2,800,296
iShares MSCI EAFE Value Index Fund	8,380	656,238
iShares MSCI France Index Fund	3,290	126,303
iShares MSCI Germany Index Fund	3,900	129,090
iShares MSCI Japan Index Fund	74,250	1,077,368
iShares MSCI Pacific ex-Japan Index Fund	2,880	421,920
iShares MSCI Spain Index Fund	980	56,977
iShares MSCI United Kingdom Index Fund	9,700	247,835
iShares S&P Europe 350 Index Fund	24,210	2,830,875
iShares S&P Latin America 40 Index Fund	900	191,880

Total Investment Companies (100.5%) (Cost $8,069,150)		9,082,910

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.1%)
JPMorgan Chase Nassau
4.76%, 7/2/07 (Amortized Cost $95,683)	$95,683	95,683

Total Investments (101.6%) (Cost/Amortized Cost $8,164,833)		9,178,593
Other Assets Less Liabilities (-1.6%)		(140,365)

Net Assets (100%)		$9,038,228

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Investment Companies	$3,416,177
Net Proceeds of Sales and Redemptions:
Investment Companies	$—
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$1,013,760
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$1,013,760

Federal income tax cost of investments	$8,164,833

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.7%)
Auto Components (0.5%)
Autoliv, Inc.	324,100	$18,431,567
BorgWarner, Inc.	218,900	18,834,156
Magna International, Inc., Class A	116,300	10,582,137

		47,847,860

Automobiles (0.1%)
General Motors Corp.^	252,600	9,548,280

Diversified Consumer Services (1.3%)
Apollo Group, Inc., Class A*	2,070,257	120,965,116

Hotels, Restaurants & Leisure (1.7%)
Hilton Hotels Corp.	1,726,000	57,769,220
McDonald’s Corp.	410,000	20,811,600
Wynn Resorts Ltd.^	878,885	78,827,196

		157,408,016

Household Durables (0.1%)
Pulte Homes, Inc.	355,200	7,974,240

Internet & Catalog Retail (0.6%)
Amazon.com, Inc.*	782,600	53,537,666

Leisure Equipment & Products (0.2%)
Mattel, Inc.	567,000	14,339,430

Media (3.0%)
CBS Corp., Class B	1,393,000	46,414,760
Citadel Broadcasting Corp.^	65,299	421,179
Comcast Corp., Class A*	2,091,300	58,807,356
Idearc, Inc.^	57,500	2,031,475
Interpublic Group of Cos., Inc.*^	1,079,300	12,304,020
Time Warner, Inc.	4,625,200	97,314,208
Viacom, Inc., Class B*	567,900	23,641,677
Walt Disney Co.	850,300	29,029,242

		269,963,917

Multiline Retail (0.4%)
Dollar Tree Stores, Inc.*	109,000	4,746,950
Macy’s, Inc.	601,800	23,939,604
Saks, Inc.^	567,800	12,122,530

		40,809,084

Specialty Retail (0.9%)
Gap, Inc.	987,000	18,851,700
Home Depot, Inc.	1,062,100	41,793,635
Limited Brands, Inc.	282,200	7,746,390
Office Depot, Inc.*	339,500	10,286,850

		78,678,575

Textiles, Apparel & Luxury Goods (0.9%)
Jones Apparel Group, Inc.	604,100	17,065,825
Polo Ralph Lauren Corp.^	203,595	19,974,705
Under Armour, Inc., Class A*^	738,650	33,719,373
VF Corp.	102,100	9,350,318
		80,110,221

Total Consumer Discretionary		881,182,405

Consumer Staples (7.1%)
Beverages (1.0%)
Coca-Cola Co.	941,100	49,228,941
PepsiCo, Inc.	696,900	45,193,965

		94,422,906

Food & Staples Retailing (1.4%)
Kroger Co.	1,303,600	36,670,268
Safeway, Inc.	452,800	15,408,784
Wal-Mart Stores, Inc.	1,532,300	73,718,953

		125,798,005

Food Products (1.2%)
ConAgra Foods, Inc.	1,041,000	27,961,260
General Mills, Inc.	278,500	16,269,970
Kellogg Co.	446,800	23,139,772
Kraft Foods, Inc., Class A	603,237	21,264,104
Sara Lee Corp.	1,108,000	19,279,200

		107,914,306

Household Products (1.9%)
Clorox Co.	63,800	3,961,980
Colgate-Palmolive Co.	117,900	7,645,815
Kimberly-Clark Corp.	227,000	15,184,030
Procter & Gamble Co.	2,447,800	149,780,882

		176,572,707

Personal Products (0.3%)
Estee Lauder Cos., Inc., Class A	475,500	21,640,005

Tobacco (1.3%)
Altria Group, Inc.	1,731,000	121,412,340

Total Consumer Staples		647,760,269

Energy (9.7%)
Energy Equipment & Services (0.4%)
FMC Technologies, Inc.*	438,100	34,706,282

Oil, Gas & Consumable Fuels (9.3%)
BP plc (ADR)	253,000	18,251,420
Chevron Corp.	2,153,100	181,377,144
ConocoPhillips	1,481,200	116,274,200
Devon Energy Corp.	411,300	32,200,677
El Paso Corp.	2,087,600	35,969,348
Exxon Mobil Corp.	4,940,400	414,400,752
Marathon Oil Corp.	675,600	40,508,976
Occidental Petroleum Corp.	82,200	4,757,736
Total S.A. (Sponsored ADR)	111,000	8,988,780

		852,729,033

Total Energy		887,435,315

Financials (21.6%)
Capital Markets (2.2%)
Ameriprise Financial, Inc.	97,500	6,198,075
Goldman Sachs Group, Inc.	45,200	9,797,100
Merrill Lynch & Co., Inc.	954,400	79,768,752
Morgan Stanley	702,100	58,892,148
TD Ameritrade Holding Corp.*	1,926,833	38,536,660
Waddell & Reed Financial, Inc.	378,900	9,855,189

		203,047,924

Commercial Banks (3.4%)
Comerica, Inc.	443,700	26,386,839
KeyCorp	912,900	31,339,857
National City Corp.^	857,800	28,581,896
SunTrust Banks, Inc.	304,900	26,142,126
U.S. Bancorp	1,491,700	49,151,515
Wachovia Corp.	1,196,700	61,330,875
Wells Fargo & Co.	2,529,900	88,976,583

		311,909,691

Consumer Finance (0.3%)
American Express Co.	487,400	29,819,132

Diversified Financial Services (8.6%)
Bank of America Corp.	3,851,800	188,314,502
Chicago Mercantile Exchange Holdings, Inc., Class A	149,395	79,830,712
Citigroup, Inc.	4,730,000	242,601,700
Interactive Brokers Group, Inc.*	1,204,300	32,672,659
JPMorgan Chase & Co.	3,417,200	165,563,340
NASDAQ Stock Market, Inc.*^	2,092,535	62,169,215
NYSE Euronext^	213,285	15,702,041

		786,854,169

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (4.4%)
ACE Ltd.	328,900	$20,562,828
Allstate Corp.	68,400	4,207,284
American International Group, Inc.	2,335,500	163,555,065
Genworth Financial, Inc., Class A	837,300	28,803,120
Hartford Financial Services Group, Inc.	407,400	40,132,974
MetLife, Inc.	602,400	38,842,752
PartnerReinsurance Ltd.^	120,300	9,323,250
RenaissanceReinsurance Holdings Ltd.^	335,400	20,791,446
Travelers Cos., Inc.	730,400	39,076,400
Unum Group	439,500	11,475,345
XL Capital Ltd., Class A	232,700	19,614,283

		396,384,747

Real Estate Management & Development (0.5%)
Move, Inc.*^‡	9,593,260	42,977,805

Thrifts & Mortgage Finance (2.2%)
Astoria Financial Corp.^	925,500	23,174,520
Countrywide Financial Corp.	753,600	27,393,360
Fannie Mae	1,289,300	84,229,969
Freddie Mac	524,100	31,812,870
Washington Mutual, Inc.	812,800	34,657,792

		201,268,511

Total Financials		1,972,261,979

Health Care (10.3%)
Biotechnology (2.6%)
Alnylam Pharmaceuticals, Inc.*^	919,850	13,972,522
Amgen, Inc.*	520,400	28,772,916
Applera Corp.- Celera Group*^‡	5,008,332	62,103,317
Celgene Corp.*	1,029,000	58,992,570
Genentech, Inc.*	503,403	38,087,471
Myriad Genetics, Inc.*^	929,350	34,562,526

		236,491,322

Health Care Equipment & Supplies (0.5%)
Given Imaging Ltd.*^	636,897	20,017,673
Medtronic, Inc.	502,500	26,059,650

		46,077,323

Health Care Providers & Services (0.5%)
AmerisourceBergen Corp.	386,200	19,105,314
UnitedHealth Group, Inc.	532,900	27,252,506

		46,357,820

Life Sciences Tools & Services (1.8%)
Affymetrix, Inc.*^‡	4,170,599	103,806,209
Applera Corp.- Applied Biosystems Group	1,706,937	52,129,856
Illumina, Inc.*^	57,400	2,329,866
Qiagen N.V.*	301,700	5,367,243

		163,633,174

Pharmaceuticals (4.9%)
Abbott Laboratories	647,700	34,684,335
Eli Lilly & Co.	470,600	26,297,128
Johnson & Johnson	1,485,100	91,511,862
Merck & Co., Inc.	1,556,000	77,488,800
Pfizer, Inc.	7,347,500	187,875,575
Wyeth	555,100	31,829,434

		449,687,134

Total Health Care		942,246,773

Industrials (8.0%)
Aerospace & Defense (1.1%)
Boeing Co.	590,500	56,782,480
Northrop Grumman Corp.	200,800	15,636,296
United Technologies Corp.	425,500	30,180,715

		102,599,491

Air Freight & Logistics (0.4%)
United Parcel Service, Inc., Class B	464,900	33,937,700

Airlines (0.3%)
Continental Airlines, Inc., Class B*^	727,000	24,623,490

Building Products (0.2%)
American Standard Cos., Inc.	280,100	16,520,298

Commercial Services & Supplies (0.7%)
Avery Dennison Corp.	73,000	4,853,040
Monster Worldwide, Inc.*	1,364,960	56,099,856

		60,952,896

Construction & Engineering (0.4%)
Quanta Services, Inc.*^	1,178,100	36,132,327

Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A	93,400	5,332,206
Genlyte Group, Inc.*^	391,100	30,716,994

		36,049,200

Industrial Conglomerates (3.9%)
3M Co.	320,800	27,842,232
General Electric Co.	7,208,800	275,952,864
Textron, Inc.	72,600	7,993,986
Tyco International Ltd.*	1,336,200	45,150,198

		356,939,280

Machinery (0.6%)
Eaton Corp.	226,800	21,092,400
SPX Corp.	368,900	32,393,109

		53,485,509

Road & Rail (0.0%)
CSX Corp.	136,200	6,139,896

Total Industrials		727,380,087

Information Technology (24.4%)
Communications Equipment (6.4%)
Ciena Corp.*^	1,375,850	49,709,460
Cisco Systems, Inc.*	2,684,800	74,771,680
Infinera Corp.*^	627,700	15,642,284
JDS Uniphase Corp.*^	10,269,220	137,915,625
Juniper Networks, Inc.*	4,785,092	120,440,766
Nokia Oyj (ADR)	144,400	4,059,084
QUALCOMM, Inc.	2,895,270	125,625,765
Research In Motion Ltd.*	257,900	51,577,421
Tellabs, Inc.*	328,500	3,534,660

		583,276,745

Computers & Peripherals (3.4%)
Apple, Inc.*	357,450	43,623,198
Dell, Inc.*	1,021,400	29,160,970
Hewlett-Packard Co.	1,346,400	60,076,368
International Business Machines Corp.	808,800	85,126,200
Network Appliance, Inc.*	3,111,698	90,861,582

		308,848,318

Electronic Equipment & Instruments (1.3%)
Arrow Electronics, Inc.*	272,600	10,476,018
Celestica, Inc.*^	189,760	1,186,000
Flextronics International Ltd.*	1,282,575	13,851,810
Itron, Inc.*^	904,110	70,466,333
Sanmina-SCI Corp.*	1,685,450	5,275,459
Solectron Corp.*	3,426,500	12,609,520

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Trimble Navigation Ltd.*^	70,900	$2,282,980

		116,148,120

Internet Software & Services (1.0%)
eBay, Inc.*	1,146,761	36,902,769
Google, Inc., Class A*	108,750	56,917,575

		93,820,344

IT Services (0.1%)
Accenture Ltd., Class A	139,300	5,974,577
Electronic Data Systems Corp.	246,300	6,829,899

		12,804,476

Semiconductors & Semiconductor Equipment (6.7%)
Advanced Micro Devices, Inc.*^	9,510,666	136,002,524
Applied Materials, Inc.	2,081,550	41,360,398
Broadcom Corp., Class A*	2,457,229	71,873,948
FormFactor, Inc.*^	281,800	10,792,940
Intel Corp.	2,586,500	61,455,240
International Rectifier Corp.*^	522,150	19,455,309
KLA-Tencor Corp.	1,709,809	93,954,005
Lam Research Corp.*	881,300	45,298,820
NVIDIA Corp.*	672,080	27,763,625
Silicon Laboratories, Inc.*^	2,068,104	71,577,079
Texas Instruments, Inc.	937,000	35,259,310

		614,793,198

Software (5.5%)
Adobe Systems, Inc.*	738,681	29,658,042
Microsoft Corp.	4,566,600	134,577,702
NAVTEQ Corp.*^	2,178,099	92,220,712
Nuance Communications, Inc.*^	1,870,050	31,285,936
Oracle Corp.*	1,866,300	36,784,773
Red Hat, Inc.*^	4,337,510	96,639,723
Salesforce.com, Inc.*^	1,799,685	77,134,499

		498,301,387

Total Information Technology		2,227,992,588

Materials (2.0%)
Chemicals (1.0%)
Dow Chemical Co.	165,700	7,327,254
E.I. du Pont de Nemours & Co.	357,100	18,154,964
Lubrizol Corp.	307,700	19,862,035
Monsanto Co.	576,768	38,954,911
PPG Industries, Inc.	160,200	12,192,822

		96,491,986

Containers & Packaging (0.7%)
Crown Holdings, Inc.*	268,700	6,709,439
Owens-Illinois, Inc.*	703,800	24,633,000
Smurfit-Stone Container Corp.*	833,300	11,091,223
Temple-Inland, Inc.	396,500	24,396,645

		66,830,307

Metals & Mining (0.3%)
Arcelor Mittal, Class A (N.Y. Shares)^	389,000	24,273,600

Total Materials		187,595,893

Telecommunication Services (5.5%)
Diversified Telecommunication Services (4.8%)
AT&T, Inc.	3,545,193	147,125,510
Embarq Corp.	98,193	6,222,490
Level 3 Communications, Inc.*^	20,342,205	119,001,899
NeuStar, Inc., Class A*^	1,371,784	39,740,583
Verizon Communications, Inc.	3,126,800	128,730,356

		440,820,838

Wireless Telecommunication Services (0.7%)
American Tower Corp., Class A*	210,000	8,820,000
Sprint Nextel Corp.	1,963,850	40,671,333
Vodafone Group plc (ADR)	348,600	11,723,418

		61,214,751

Total Telecommunication Services		502,035,589

Utilities (0.8%)
Electric Utilities (0.4%)
Allegheny Energy, Inc.*	372,600	19,278,324
Entergy Corp.	140,735	15,107,902

		34,386,226

Independent Power Producers & Energy Traders (0.4%)
AES Corp.*	1,678,415	36,723,720

Total Utilities		71,109,946

Total Common Stocks (99.1%) (Cost $7,548,664,336)		9,047,000,844

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (14.2%)
Allstate Life Global Funding Trusts
5.32%, 7/29/08 (l)	$4,000,000	4,000,000
Amsterdam Funding Corp.
5.35%, 7/2/07	53,683,096	53,683,096
Anglo Irish Bank Corp. plc
5.38%, 7/27/07	10,219,055	10,219,055
Atlantic Asset Securitization LLC
5.37%, 7/2/07	19,991,050	19,991,050
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	15,000,000	15,000,000
Bank of Ireland
5.38%, 12/29/08 (l)	19,998,573	19,998,573
Bank of Montreal/Chicago
5.37%, 3/12/09 (l)	15,000,000	15,000,000
Barclays U.S. Funding Corp.
5.30%, 7/20/07	4,933,899	4,933,899
Bayerische Landesbank N.Y.
5.37%, 7/29/08 (l)	50,000,000	50,000,000
BCP Finance Bank Ltd.
5.37%, 7/29/08 (l)	30,000,000	30,000,000
Bear Stearns Cos., Inc.
5.38%, 12/28/07 (l)	40,000,000	40,000,000
Beta Finance, Inc.
5.37%, 1/15/08 (l)	20,000,000	20,000,000
5.37%, 5/11/09 (l)	29,985,660	29,985,660
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	6,000,000	6,000,000
CC USA, Inc.
5.37%, 1/14/08 (l)	12,000,000	12,000,000
5.37%, 3/10/08 (l)	14,997,557	14,997,557
Cedar Springs Capital Co. LLC
5.32%, 7/18/07	19,748,928	19,748,928
Charta LLC
5.37%, 7/2/07	49,977,625	49,977,625
Citigroup Funding, Inc.
5.36%, 3/16/09 (l)	25,000,000	25,000,000
Citigroup Global Markets, Inc.
5.45%, 7/6/07 (l)	35,000,000	35,000,000
Comerica Bank
5.36%, 1/12/09 (l)	9,029,109	9,029,109
5.36%, 3/16/09 (l)	9,998,949	9,998,949
5.35%, 6/19/09 (l)	10,001,868	10,001,868
5.37%, 6/19/09 (l)	11,998,803	11,998,803

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Commonwealth Bank of Australia
5.32%, 7/29/08 (l)	$15,000,000	$15,000,000
Deutsche Bank AG/London
5.34%, 7/31/07 (l)	1,000,000	1,000,000
Dorada Finance, Inc.
5.37%, 1/14/08 (l)	30,000,000	30,000,000
Fenway Funding LLC
5.38%, 9/12/07	29,658,633	29,658,633
Fifth Third Bancorp
5.32%, 7/29/08 (l)	1,999,982	1,999,982
Five Finance, Inc.
5.38%, 6/19/08 (l)	19,996,160	19,996,160
General Electric Capital Corp.
5.42%, 7/29/08 (l)	25,000,000	25,000,000
5.40%, 3/12/10 (l)	6,000,000	6,000,000
Goldman Sachs Group, Inc.
5.54%, 12/28/07 (l)	10,000,000	10,000,000
5.37%, 7/29/08 (l)	10,000,000	10,000,000
5.50%, 7/29/08 (l)	15,000,000	15,000,000
5.53%, 7/29/08 (l)	15,000,000	15,000,000
5.47%, 12/23/08 (l)	5,001,429	5,001,429
K2 (USA) LLC
5.37%, 1/24/08 (l)	11,999,564	11,999,564
5.39%, 2/15/08 (l)	5,998,866	5,998,866
KBC Financial Products
5.35%, 7/2/07	19,991,083	19,991,083
Lehman Brothers Bankhaus AG
5.34%, 12/11/07 (l)	24,500,000	24,500,000
Lehman Holdings
5.50%, 6/30/09 (l)	10,000,000	10,000,000
MassMutual Global Funding II
5.40%, 3/26/10 (l)	10,000,000	10,000,000
MBIA Global Funding LLC
5.36%, 1/23/09 (l)	7,500,000	7,500,000
Merrill Lynch & Co., Inc.
5.36%, 8/22/07 (l)	15,000,000	15,000,000
5.38%, 5/8/09 (l)	11,000,000	11,000,000
5.42%, 6/29/09 (l)	10,000,000	10,000,000
MetLife, Inc.
5.42%, 12/17/07 (l)	6,000,000	6,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	20,000,000	20,000,000
5.40%, 3/26/10 (l)	3,000,000	3,000,000
5.43%, 6/28/10 (l)	4,000,000	4,000,000
Morgan Stanley
5.44%, 7/29/08 (l)	20,000,000	20,000,000
5.56%, 7/29/08 (l)	20,000,000	20,000,000
Natexis Banques Populaires N.Y.
5.37%, 1/28/08 (l)	33,000,000	33,000,000
National City Bank/Ohio
5.36%, 12/5/07 (l)	24,999,094	24,999,094
New York Life Global Funding
5.33%, 6/26/09 (l)	25,000,000	25,000,000
New York Life Insurance Co.
5.39%, 9/28/07 (l)	20,000,000	20,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	46,181,828	46,181,828
Park Granada LLC
5.39%, 7/2/07	14,993,263	14,993,263
Pricoa Global Funding I
5.36%, 5/23/08 (l)	5,000,000	5,000,000
5.37%, 9/22/08 (l)	35,000,000	35,000,000
5.40%, 6/25/10 (l)	3,998,800	3,998,800
Sedna Financial, Inc.
5.32%, 7/27/07	9,867,292	9,867,292
Sigma Finance, Inc.
5.37%, 10/24/07 (l)	34,998,304	34,998,304
Silver Tower U.S. Funding LLC
5.37%, 8/16/07	19,485,717	19,485,717
St. George Bank Ltd.
5.31%, 7/5/07	4,944,583	4,944,583
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	24,750,000	24,750,000
Tango Finance Corp.
5.38%, 6/25/09 (l)	6,994,925	6,994,925
Three Pillars Funding Corp.
5.38%, 7/2/07 (l)	24,988,792	24,988,792
Transamerica Occidental Life Insurance Co.
5.47%, 6/27/08 (l)	30,000,000	30,000,000
Tulip Funding Corp.
5.38%, 7/30/07	4,976,222	4,976,222
United of Omaha Life Insurance Co.
5.40%, 6/2/08 (l)	12,500,000	12,500,000
Wells Fargo & Co.
5.49%, 6/26/09 (l)	15,000,000	15,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		1,295,888,709

Time Deposit (0.4%)
JPMorgan Chase Nassau
4.76%, 7/2/07	35,047,278	35,047,278

Total Short-Term Investments (14.6%) (Amortized Cost $1,330,935,987)		1,330,935,987

Total Investments (113.7%) (Cost/Amortized Cost $8,879,600,323)		10,377,936,831
Other Assets Less Liabilities (-13.7%)		(1,254,126,981)

Net Assets (100%)		$9,123,809,850

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

At June 30, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/07	Unrealized Appreciation
S&P 500 Index	60	September-07	$22,616,250	$22,731,000	$114,750

Investments in companies which were affiliates for the six months ended June 30, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value June 30, 2007	Dividend Income	Realized Loss
Affymetrix, Inc.	$129,168,722	$18,646,233	$66,021,164	$103,806,209	$—	$(11,047,231)
Applera Corp. - Celera Group	58,368,476	11,545,092	—	62,103,317	—	—
Move, Inc.	32,597,491	16,831,976	—	42,977,805	—	—

	$220,134,689	$47,023,301	$66,021,164	$208,887,331	$—	$(11,047,231)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,476,672,508
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,121,773,703
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$1,821,789,472
Aggregate gross unrealized depreciation	(364,861,913)

Net unrealized appreciation	$1,456,927,559

Federal income tax cost of investments	$8,921,009,272

At June 30, 2007, the Portfolio had loaned securities with a total value of $1,273,785,587. This was secured by collateral of $1,295,888,709 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $185,275 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2007, the Portfolio incurred approximately $82,653 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $1,376,560,488 which expires in the year 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.3%)
Hotels, Restaurants & Leisure (0.1%)
McDonald’s Corp.	62,300	$3,162,348

Media (5.3%)
News Corp., Class A	2,418,800	51,302,748
Time Warner, Inc.	3,906,300	82,188,552
Viacom, Inc., Class B*	849,600	35,368,848

		168,860,148

Multiline Retail (0.7%)
Kohl’s Corp.*	324,900	23,077,647

Specialty Retail (1.2%)
Home Depot, Inc.	518,300	20,395,105
Lowe’s Cos., Inc.	559,900	17,183,331

		37,578,436

Total Consumer Discretionary		232,678,579

Consumer Staples (9.2%)
Beverages (1.5%)
PepsiCo, Inc.	764,400	49,571,340

Food & Staples Retailing (0.1%)
Safeway, Inc.	112,800	3,838,584

Food Products (0.6%)
Campbell Soup Co.	251,100	9,745,191
Kellogg Co.	156,200	8,089,598

		17,834,789

Household Products (3.9%)
Procter & Gamble Co.	2,054,000	125,684,260

Tobacco (3.1%)
Altria Group, Inc.	1,026,100	71,970,654
Loews Corp.- Carolina Group^	344,400	26,611,788

		98,582,442

Total Consumer Staples		295,511,415

Energy (9.6%)
Energy Equipment & Services (2.1%)
BJ Services Co.^	954,900	27,157,356
GlobalSantaFe Corp.^	56,600	4,089,350
Nabors Industries Ltd.*^	1,104,200	36,858,196

		68,104,902

Oil, Gas & Consumable Fuels (7.5%)
BP plc (ADR)^	413,600	29,837,104
Chevron Corp.	438,500	36,939,240
ConocoPhillips	443,500	34,814,750
Exxon Mobil Corp.	1,209,400	101,444,472
Noble Energy, Inc.^	603,792	37,670,583

		240,706,149

Total Energy		308,811,051

Financials (32.9%)
Capital Markets (6.6%)
Goldman Sachs Group, Inc.	217,000	47,034,750
Lehman Brothers Holdings, Inc.	643,500	47,953,620
Merrill Lynch & Co., Inc.	789,600	65,994,768
Northern Trust Corp.	769,500	49,432,680

		210,415,818

Commercial Banks (2.8%)
Wachovia Corp.^	509,100	26,091,375
Wells Fargo & Co.	1,791,800	63,017,606

		89,108,981

Diversified Financial Services (11.7%)
Bank of America Corp.	1,970,123	96,319,314
Citigroup, Inc.	2,544,198	130,491,915
JPMorgan Chase & Co.	3,104,376	150,407,017

		377,218,246

Insurance (9.2%)
ACE Ltd.	1,441,600	90,128,832
Allstate Corp.	200,000	12,302,000
American International Group, Inc.	2,141,900	149,997,257
Axis Capital Holdings Ltd.	953,300	38,751,645
MetLife, Inc.	85,100	5,487,248

		296,666,982

Thrifts & Mortgage Finance (2.6%)
Fannie Mae	1,270,000	82,969,100

Total Financials		1,056,379,127

Health Care (14.8%)
Health Care Equipment & Supplies (1.0%)
Becton, Dickinson & Co.^	436,200	32,496,900

Health Care Providers & Services (8.3%)
Aetna, Inc.	299,600	14,800,240
Laboratory Corp. of America Holdings*	414,400	32,430,944
Medco Health Solutions, Inc.*	146,100	11,394,339
UnitedHealth Group, Inc.	1,802,200	92,164,508
WellPoint, Inc.*	1,444,300	115,298,469

		266,088,500

Pharmaceuticals (5.5%)
Eli Lilly & Co.	876,900	49,001,172
Merck & Co., Inc.	607,000	30,228,600
Pfizer, Inc.	604,900	15,467,293
Wyeth	1,419,300	81,382,662

		176,079,727

Total Health Care		474,665,127

Industrials (5.9%)
Aerospace & Defense (1.6%)
United Technologies Corp.	717,900	50,920,647

Electrical Equipment (1.9%)
Emerson Electric Co.	1,312,400	61,420,320

Industrial Conglomerates (1.9%)
General Electric Co.	1,562,700	59,820,156

Machinery (0.5%)
Danaher Corp.^	233,200	17,606,600

Total Industrials		189,767,723

Information Technology (11.8%)
Communications Equipment (1.5%)
Cisco Systems, Inc.*	578,100	16,100,085
Motorola, Inc.	243,000	4,301,100
QUALCOMM, Inc.	614,100	26,645,799

		47,046,984

Computers & Peripherals (4.3%)
International Business Machines Corp.	924,900	97,345,725
Sun Microsystems, Inc.*	7,800,500	41,030,630

		138,376,355

IT Services (0.7%)
Accenture Ltd., Class A^	309,600	13,278,744
Fiserv, Inc.*	147,800	8,395,040

		21,673,784

Semiconductors & Semiconductor Equipment (1.9%)
Applied Materials, Inc.^	3,100,600	61,608,922

Software (3.4%)
Citrix Systems, Inc.*^	297,200	10,006,724
Microsoft Corp.	3,368,300	99,263,801

		109,270,525

Total Information Technology		377,976,570

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (3.3%)
Chemicals (3.3%)
Air Products & Chemicals, Inc.	1,056,100	$84,878,757
E.I. du Pont de Nemours & Co.^	442,600	22,501,784

Total Materials		107,380,541

Telecommunication Services (4.5%)
Diversified Telecommunication Services (4.5%)
AT&T, Inc.	2,041,232	84,711,128
Verizon Communications, Inc.	1,437,200	59,169,524

Total Telecommunication Services		143,880,652

Total Common Stocks (99.3%) (Cost $2,579,836,864)		3,187,050,785

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (2.4%)
Amsterdam Funding Corp.
5.35%, 7/2/07	$1,999,108	1,999,108
Calyon/New York
5.37%, 10/14/08 (l)	9,996,951	9,996,951
CAM U.S. Finance S.A. Unipersonal
5.41%, 2/2/09 (l)	3,000,000	3,000,000
CC USA, Inc.
5.39%, 2/12/09 (l)	9,993,732	9,993,732
Citigroup Global Markets, Inc.
5.45%, 7/6/07 (l)	4,500,000	4,500,000
Dresdner U.S. Finance, Inc.
5.33%, 7/2/07	1,999,112	1,999,112
Goldman Sachs Group, Inc.
5.41%, 3/27/09 (l)	2,000,000	2,000,000
HBOS Treasury Services plc
5.37%, 7/17/08 (l)	2,000,000	2,000,000
Intesa Funding LLC
5.33%, 7/2/07	1,999,112	1,999,112
MBIA Global Funding LLC
5.37%, 9/25/08 (l)	7,500,000	7,500,000
Monumental Global Funding II
5.40%, 3/26/10 (l)	1,000,000	1,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	15,210,403	15,210,403
Sedna Financial, Inc.
5.32%, 7/27/07	6,907,104	6,907,104
SLM Corp.
5.44%, 12/15/08 (l)	5,003,524	5,003,524
Tango Finance Corp.
5.38%, 6/25/09 (l)	2,997,825	2,997,825
Total Capital S.A.
5.34%, 7/2/07	1,999,110	1,999,110

Total Short-Term Investments of Cash Collateral for Securities Loaned		78,105,981

Time Deposit (0.4%)
JPMorgan Chase Nassau
4.76%, 7/2/07	13,595,788	13,595,788

Total Short-Term Investments (2.8%) (Amortized Cost $91,701,769)		91,701,769

Total Investments (102.1%) (Cost/Amortized Cost $2,671,538,633)		3,278,752,554
Other Assets Less Liabilities (-2.1%)		(68,280,376)

Net Assets (100%)		$3,210,472,178

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$405,781,661
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$537,103,800
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$609,487,938
Aggregate gross unrealized depreciation	(8,247,526)

Net unrealized appreciation	$601,240,412

Federal income tax cost of investments	$2,677,512,142

At June 30, 2007, the Portfolio had loaned securities with a total value of $76,810,003. This was secured by collateral of $78,105,981 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2007, the Portfolio incurred approximately $18,941 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (11.6%)
Asset-Backed Securities (0.5%)
DB Master Finance LLC,
Series 06-1 A2
5.779%, 6/20/31 §	$1,605,000	$1,608,911
Libertas Preferred Funding Ltd.,
Series 07-3A 2
5.999%, 4/9/47 §(l)†	1,650,000	1,518,050

		3,126,961

Non-Agency CMO (11.1%)
Adjustable Rate Mortgage Trust,
Series 05-4 3A1
4.976%, 8/25/35 (l)	2,991,788	2,920,882
Bear Stearns Alt-A Trust,
Series 06-3 22A1
6.220%, 5/25/36 (l)	2,702,741	2,711,514
Series 07-1 21A1
5.740%, 1/25/47 (l)	3,339,306	3,338,952
Citigroup Mortgage Loan Trust, Inc.,
Series 05-2 1A4
5.107%, 5/25/35 (l)	3,092,196	3,037,065
Countrywide Alternative Loan Trust,
Series 05-59 2X
2.185%, 11/20/35 IO†	14,940,657	500,661
Series 06-J8 A2
6.000%, 2/25/37	3,331,568	3,333,916
Countrywide Home Loan Mortgage Pass Through Trust,
Series 06-HYB4 2A1
5.803%, 6/20/36 (l)	3,747,032	3,764,630
CS First Boston Mortgage Securities Corp.,
Series 01-CP4 ACP
1.090%, 12/15/35 IO§(l)	128,000,000	238,003
Greenpoint Mortgage Funding Trust,
Series 05-AR5 4X1
1.100%, 11/25/45 IO(l)†	12,845,621	212,762
Series 05-AR5 4X2
0.850%, 11/25/45 IO(l)†	6,042,513	74,589
Series 06-AR2 4A1
7.029%, 3/25/36 (l)†	3,059,044	3,133,624
GS Mortgage Securities Corp. II,
Series 07-GG10 A2
5.778%, 8/10/45†	3,440,000	3,451,696
Indymac INDA Mortgage Loan Trust,
Series 06-AR2 1A1
6.009%, 9/25/36 (l)	4,334,313	4,357,058
Indymac Index Mortgage Loan Trust,
Series 06-AR7 4A1
6.237%, 5/25/36 (l)	1,983,171	1,997,899
J.P. Morgan Alternative Loan Trust,
Series 06-A2 4A1
6.334%, 5/25/36 (l)	2,811,362	2,834,264
Series 06-A3 2A1
6.067%, 7/25/36 (l)	2,918,540	2,928,181
Series 06-A4 A1
5.950%, 9/25/36 (l)	3,046,625	3,051,281
JP Morgan Mortgage Trust,
Series 06-A4 1A1
5.833%, 6/25/36 (l)	2,934,304	2,944,848
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 07-LD11 A2
5.992%, 6/15/49	3,450,000	3,467,223
LB-UBS Commercial Mortgage Trust,
Series 05-C7 XCL
0.095%, 11/15/40 IO§(l)	81,857,010	772,763
Series 06-C6 XCL
0.077%, 9/15/39 IO§(l)	90,588,302	1,688,466
Merrill Lynch Mortgage Investors, Inc.,
Series 05-A9 2A1A
5.149%, 12/25/35 (l)	3,100,338	3,074,028
Morgan Stanley Mortgage Loan Trust,
Series 06-11 1A2
6.354%, 8/25/36 (l)	2,010,000	2,013,920
RESI Finance LP,
Series 03-C B3
6.720%, 9/10/35 §(l)	7,548,068	7,642,002
Residential Accredit Loans, Inc.,
Series 07-QS1 1A1
6.000%, 1/25/37	3,335,452	3,336,586
Residential Asset Mortgage Products, Inc.,
Series 04-SL2 A2
6.500%, 10/25/31	2,230,547	2,249,785
Residential Funding Mortgage Security I, Inc.,
Series 05-SA3 3A
5.237%, 8/25/35 (l)	3,056,154	3,023,765
Structured Asset Mortgage Investments, Inc.,
Series 05-AR7 5X1
1.441%, 3/25/46 IO†	4,095,099	107,496
Structured Asset Securities Corp.,
Series 06-RM1 AIO
5.000%, 8/25/46 IO§†	5,243,448	1,119,057
Wells Fargo Mortgage Backed Securities Trust,
Series 06-AR11 A4
5.519%, 8/25/36 (l)	2,322,761	2,308,124

		75,635,040

Total Asset-Backed and Mortgage-Backed Securities		78,762,001

Government Securities (81.5%)
Agency CMO (2.7%)
Federal Home Loan Mortgage Corp. STRIPs
5.000%, 12/1/34 IO	6,119,708	1,583,509
5.000%, 8/1/35 IO	17,012,504	4,407,321
5.500%, 8/1/35 IO	2,734,972	727,029
5.000%, 5/15/37 IO	293,031	83,437
Federal National Mortgage Association STRIPs
5.000%, 7/1/33 IO	12,815,683	3,208,194
5.000%, 8/1/34 IO	7,435,999	1,919,710
5.000%, 3/1/35 IO	17,228,225	4,421,159
5.000%, 8/1/35 IO	214,809	55,824
5.500%, 11/1/35 IO	3,838,596	1,029,477
5.500%, 5/25/37 IO	3,811,721	1,078,613
Government National Mortgage Association
0.628%, 11/16/45 IO (l)	2,760,820	149,880

		18,664,153

U.S. Government Agencies (32.4%)
Federal Home Loan Mortgage Corp.
4.194%, 4/1/35 (l)	3,580,842	3,558,213
4.557%, 4/1/35 (l)	625,880	628,594
5.779%, 12/1/36 (l)	4,847,145	4,858,170
5.968%, 1/1/37 (l)	19,324,430	19,487,924
5.799%, 2/1/37 (l)	4,319,306	4,321,735
7.000%, 2/1/37	11,895,663	12,208,652
5.903%, 3/1/37 (l)	6,147,914	6,170,408
6.253%, 4/1/37 (l)	2,470,443	2,485,915
Federal National Mortgage Association
4.406%, 8/1/34 (l)	807,352	809,129
5.500%, 2/1/35	9,071,955	8,783,332
4.686%, 5/1/35 (l)	937,489	935,208
4.807%, 7/1/35 (l)	1,627,862	1,626,424
4.182%, 9/1/35 (l)	496,425	501,971
4.466%, 1/1/36 (l)	757,915	766,704

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
7.025%, 1/1/36 (l)	$1,230,748	$1,262,440
5.803%, 3/1/36 (l)	2,550,401	2,568,566
5.573%, 4/1/36 (l)	1,098,383	1,095,737
5.500%, 5/1/36	49,595,486	47,955,453
5.997%, 5/1/36 (l)†	1,120,226	1,127,227
5.927%, 6/1/36 (l)†	341,632	343,128
5.696%, 12/1/36 (l)	8,229,997	8,238,545
5.896%, 4/1/37 (l)	3,399,140	3,415,395
6.500%, 7/25/37 TBA	47,549,000	47,994,772
7.000%, 7/25/37 TBA	12,400,000	12,729,369
Government National Mortgage Association
9.000%, 12/15/09	515,682	527,734
5.500%, 7/15/33	8,333,377	8,105,422
5.500%, 4/20/36	19,421,060	18,821,939

		221,328,106

U.S. Treasuries (46.4%)
U.S. Treasury Bonds
7.250%, 5/15/16^	20,000,000	23,114,060
U.S. Treasury Notes
4.875%, 5/15/09^	20,000,000	19,990,620
3.625%, 1/15/10^	26,110,000	25,326,700
4.000%, 3/15/10^	30,280,000	29,605,786
5.750%, 8/15/10^	18,000,000	18,441,558
4.625%, 8/31/11^	11,300,000	11,172,875
4.375%, 8/15/12^	31,500,000	30,788,793
3.625%, 5/15/13^	23,105,000	21,601,373
4.000%, 2/15/14^	16,000,000	15,146,256
4.750%, 5/15/14^	10,520,000	10,388,500
4.250%, 8/15/15^	15,110,000	14,336,791
4.500%, 11/15/15^	24,560,000	23,688,881
5.125%, 5/15/16^	6,740,000	6,777,913
4.875%, 8/15/16^	37,850,000	37,385,732
4.625%, 11/15/16^	14,500,000	14,052,544
Inflation Indexed
2.375%, 4/15/11^	14,499,180	14,340,588

		316,158,970

Total Government Securities		556,151,229

Total Long-Term Debt Securities (93.1%) (Cost $642,235,154)		634,913,230

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (17.6%)
Bear Stearns Cos., Inc.
5.38%, 12/28/07 (l)	5,000,000	5,000,000
Calyon/New York
5.37%, 10/14/08 (l)	9,996,951	9,996,951
CAM U.S. Finance S.A. Unipersonal
5.41%, 2/2/09 (l)	5,000,000	5,000,000
Citigroup Global Markets, Inc.
5.45%, 7/6/07 (l)	11,000,000	11,000,000
Goldman Sachs Group, Inc.
5.52%, 6/27/08 (l)	10,000,000	10,000,000
5.50%, 7/29/08 (l)	5,000,000	5,000,000
Lehman Holdings
5.56%, 3/31/09 (l)	10,000,000	10,000,000
Monumental Global Funding II
5.40%, 3/26/10 (l)	5,000,000	5,000,000
Morgan Stanley
5.56%, 7/29/08 (l)	10,000,000	10,000,000
New York Life Insurance Co.
5.39%, 6/29/07 (l)	10,000,000	10,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	17,142,176	17,142,176
Sigma Finance, Inc.
5.37%, 10/24/07 (l)	19,999,031	19,999,031
Tango Finance Corp.
5.38%, 6/25/09 (l)	1,998,550	1,998,550

Total Short-Term Investments of Cash Collateral for Securities Loaned		120,136,708

Time Deposit (15.7%)
JPMorgan Chase Nassau
4.76%, 7/2/07	107,421,580	107,421,580

Total Short-Term Investments (33.3%) (Amortized Cost $227,558,288)		227,558,288

Total Investments (126.4%) (Cost/Amortized Cost $869,793,442)		862,471,518
Other Assets Less Liabilities (-26.4%)		(180,263,071)

Net Assets (100%)		$682,208,447

^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $11,588,290 or 1.70% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2007, the market value of these securities amounted to $14,587,252 or 2.14% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO	— Collateralized Mortgage Obligation
IO	— Interest only
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TBA	— Security is subject to delayed delivery.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$427,248,563
Long-term U.S. Treasury securities	138,134,668

$565,383,231

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$440,315,159
Long-term U.S. Treasury securities	183,193,232

$623,508,391

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,950,187
Aggregate gross unrealized depreciation	(9,272,111)

Net unrealized depreciation	$(7,321,924)

Federal income tax cost of investments	$869,793,442

At June 30, 2007, the Portfolio had loaned securities with a total value of $306,585,946. This was secured by collateral of $120,136,708 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $191,722,994 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $30,436,976 of which $8,292,448 expires in the year 2012, $5,673,454 expires in the year 2013, and $16,471,074 expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.3%)
BHP Billiton Ltd.^	698,700	$20,750,296
Coles Group Ltd.	57,800	789,926
Macquarie Airports	2,648,811	9,072,474
Macquarie Bank Ltd.^	504,273	36,339,426
National Australia Bank Ltd.^	361,600	12,575,275
QBE Insurance Group Ltd.^	1,749,488	46,276,337
Suncorp-Metway Ltd.^	141,285	2,415,991
Zinifex Ltd.^	892,500	14,240,369

		142,460,094

Austria (0.4%)
OMV AG	193,700	12,974,460

Belgium (0.9%)
Fortis ^	504,900	21,532,576
KBC Groep N.V.^	56,535	7,653,260

		29,185,836

Brazil (1.2%)
Cia de Bebidas das Americas (Preference ADR)^	120,500	8,435,000
Cia Vale do Rio Doce (ADR)^	680,100	30,298,455

		38,733,455

Canada (2.0%)
Gerdau Ameristeel Corp.	1,037,100	15,324,059
ING Canada, Inc.	128,600	5,725,884
Nexen, Inc.	362,434	11,227,714
Sun Life Financial, Inc.^	266,900	12,717,995
Teck Cominco Ltd., Class B	261,400	11,091,556
TELUS Corp. (Non-Voting)	207,699	12,234,792

		68,322,000

China (0.9%)
China Construction Bank Corp., Class H^	12,002,000	8,257,976
China Shenhua Energy Co., Ltd., Class H^	6,224,500	21,732,255

		29,990,231

Denmark (0.3%)
Carlsberg A/S, Class B	71,075	8,621,968

Finland (1.3%)
Nokia Oyj^	1,542,694	43,450,431

France (12.2%)
Accor S.A.	294,032	26,153,774
Air France-KLM^	74,700	3,497,143
BNP Paribas	243,400	29,108,411
Cap Gemini S.A.^	256,130	18,847,847
Cie de Saint-Gobain^	74,975	8,459,964
Cie Generale d’Optique Essilor International S.A.	198,471	23,738,000
Compagnie Generale des Etablissements Michelin, Class B	154,900	21,772,091
Credit Agricole S.A.^	449,628	18,372,095
France Telecom S.A.	418,400	11,552,183
L’Oreal S.A.^	167,477	19,901,780
Lagardere SCA^	102,400	8,932,337
Renault S.A.^	250,200	40,368,463
Sanofi-Aventis^	276,555	22,495,632
Societe Generale^	163,695	30,470,184
Technip S.A.	120,036	9,958,965
Total S.A.	905,142	73,822,384
Vinci S.A.^	554,650	41,648,339

		409,099,592

Germany (7.8%)
Allianz SE (Registered)^	134,600	31,623,649
BASF AG	231,300	30,441,272
Bayer AG^	561,833	42,659,162
Deutsche Lufthansa AG (Registered)	769,200	21,612,691
Deutsche Telekom AG (Registered)^	354,600	6,570,288
E.ON AG^	190,600	32,062,789
Epcos AG	270,900	5,327,419
Merck KGaA^	183,116	25,291,904
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	182,500	33,639,560
RWE AG	200,710	21,457,709
TUI AG*^	317,000	8,803,976

		259,490,419

Hong Kong (0.7%)
Esprit Holdings Ltd.^	1,700,500	21,573,768
Sino Land Co.^	1,614,300	3,361,060

		24,934,828

Indonesia (0.2%)
PT Telekomunikasi Indonesia Tbk	6,912,500	7,536,041

Ireland (1.9%)
Anglo Irish Bank Corp. plc (Dublin Exchange)	108,139	2,224,683
Anglo Irish Bank Corp. plc (virt-x Exchange)	1,906,940	38,972,314
CRH plc	484,570	24,010,349

		65,207,346

Israel (0.3%)
Teva Pharmaceutical Industries Ltd. (ADR)	202,900	8,369,625

Italy (4.8%)
Banca Popolare di Verona e Novara S.c.r.l.^	315,000	9,098,026
Buzzi Unicem S.p.A.^	237,667	8,231,546
ENI S.p.A.^	808,992	29,453,623
Fiat S.p.A.^	1,553,061	46,390,928
Fondiaria-Sai S.p.A.^	232,200	11,279,189
Italcementi S.p.A.^	365,200	11,328,897
UniCredito Italiano S.p.A.^	5,125,230	45,990,604

		161,772,813

Japan (18.9%)
Aisin Seiki Co., Ltd.	338,600	12,457,730
Canon, Inc.^	1,156,300	67,898,875
Denso Corp.	417,800	16,355,703
East Japan Railway Co.	1,720	13,271,066
EDION Corp.^	416,000	5,409,267
Fujitsu Ltd.	915,000	6,747,777
Hitachi Ltd.	766,000	5,443,655
Honda Motor Co., Ltd.^	217,600	7,952,893
Isuzu Motors Ltd.	2,600,000	14,105,990
Itochu Corp.	1,381,000	16,016,796
Japan Tobacco, Inc.	235	1,160,447
JFE Holdings, Inc.	446,100	27,789,539
Kyocera Corp.^	91,300	9,743,610
Kyushu Electric Power Co., Inc.	402,700	10,564,232
Leopalace21 Corp.	161,100	5,508,475
Mitsubishi Chemical Holdings Corp.	278,000	2,555,907
Mitsubishi Corp.	407,000	10,677,035
Mitsubishi UFJ Financial Group, Inc.	461	5,092,061

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsui & Co., Ltd.	2,993,000	$59,677,685
Mitsui Chemicals, Inc.	1,705,000	12,975,310
Mitsui O.S.K. Lines Ltd.^	1,323,000	17,987,427
Namco Bandai Holdings, Inc.	490,300	7,749,229
NGK Insulators Ltd.	1,448,000	35,634,030
Nippon Mining Holdings, Inc.	682,500	6,552,000
Nippon Telegraph & Telephone Corp.	3,038	13,496,739
Nippon Yusen KK^	704,000	6,466,794
Nissan Motor Co., Ltd.	1,066,400	11,441,335
Nitto Denko Corp.^	641,000	32,381,889
Nomura Holdings, Inc.^	1,616,900	31,517,239
ORIX Corp.	90,880	23,951,724
Rengo Co., Ltd.^	500,000	2,469,035
Secom Co., Ltd.	100	4,719
Sharp Corp.	903,000	17,161,584
Sony Corp.^	146,200	7,516,313
Sumitomo Heavy Industries Ltd.	294,000	3,335,781
Sumitomo Mitsui Financial Group, Inc.^	2,756	25,741,320
Suzuki Motor Corp.^	167,800	4,769,949
Takeda Pharmaceutical Co., Ltd.	120,000	7,757,969
Tokyo Electric Power Co., Inc.	406,500	13,074,031
Toshiba Corp.^	1,628,000	14,214,010
Toyota Motor Corp.	583,900	36,990,214

		631,617,384

Mexico (1.3%)
America Movil S.A.B. de C.V., Series L (ADR)	514,500	31,862,985
Grupo Televisa S.A. (Sponsored ADR)	453,900	12,532,179

		44,395,164

Netherlands (4.7%)
ABN AMRO Holding N.V.	208,803	9,622,681
Arcelor Mittal^	365,446	23,034,123
Corporate Express^	435,200	6,703,064
European Aeronautic Defence and Space Co. N.V.^	327,160	10,680,208
ING Groep N.V. (CVA)	856,595	38,015,365
Royal Dutch Shell plc, Class A (Chi-X Alt TS Exchange)^	479,000	19,572,254
Royal Dutch Shell plc, Class A (virt-x Exchange)	716,232	29,254,320
Royal Dutch Shell plc, Class B	184,368	7,711,878
Wolters Kluwer N.V.	360,300	11,045,228

		155,639,121

Norway (0.3%)
Renewable Energy Corp. A/S*	253,618	9,891,917

Russia (0.3%)
MMC Norilsk Nickel (ADR)^	54,980	11,490,820

Singapore (0.3%)
Flextronics International Ltd.*	608,400	6,570,720
Neptune Orient Lines Ltd.	1,431,000	4,954,630

		11,525,350

Spain (1.9%)
Inditex S.A.	389,612	23,080,812
Repsol YPF S.A.^	598,100	23,677,830
Telefonica S.A.	692,769	15,508,370

		62,267,012

Sweden (1.4%)
Atlas Copco AB, Class A	1,319,983	22,195,293
Svenska Cellulosa, Class B	729,300	12,263,057
TeliaSonera AB	1,745,145	12,885,984

		47,344,334

Switzerland (12.8%)
ABB Ltd. (Registered)	1,929,764	43,919,312
Alcon, Inc.	124,800	16,836,768
Credit Suisse Group (Registered)^	1,385,949	99,109,820
Nestle S.A. (Registered)	130,501	49,785,891
Nobel Biocare Holding AG	71,569	23,465,727
Novartis AG (Registered)	100,510	5,677,601
Roche Holding AG	190,727	33,945,190
Swiss Reinsurance (Registered)^	323,540	29,639,072
UBS AG (Registered)	892,650	53,785,542
Xstrata plc	1,204,614	72,255,093

		428,420,016

Taiwan (0.2%)
Hon Hai Precision Industry Co., Ltd.	693,000	5,988,316

United Kingdom (15.5%)
3i Group plc	1,293,412	30,258,552
AstraZeneca plc	476,400	25,667,157
Aviva plc	1,370,528	20,462,290
BAE Systems plc	2,110,800	17,166,725
Barclays plc	1,720,400	24,044,958
BHP Billiton plc	173,700	4,848,417
BP plc	1,440,736	17,445,646
British American Tobacco plc	324,700	11,071,470
Capita Group plc	1,207,566	17,604,870
Centrica plc	1,457,800	11,372,981
Friends Provident plc	3,043,234	10,951,124
George Wimpey plc	750,583	7,581,446
GlaxoSmithKline plc	316,200	8,286,244
HBOS plc.	1,038,210	20,545,995
Home Retail Group plc	1,418,100	13,070,882
International Power plc	2,094,533	18,064,906
Kazakhmys plc	350,300	8,898,484
Man Group plc	4,197,310	51,330,285
Marston’s plc	1,066,000	8,509,022
Pearson plc	770,243	13,038,891
Persimmon plc	299,000	6,952,886
Punch Taverns plc	385,250	9,515,532
Reckitt Benckiser plc	428,837	23,552,386
Rio Tinto plc	504,637	38,781,347
Royal & Sun Alliance Insurance Group	636,260	1,859,015
Royal Bank of Scotland Group plc	2,573,571	32,713,363
Tesco plc	.1,462,665	12,292,088
Vodafone Group plc	15,867,895	53,468,329

		519,355,291

Total Common Stocks (96.8%) (Cost $2,523,803,060)		3,238,083,864

	Number of Warrants
WARRANT:
Luxembourg (0.2%)
Infosys Technologies Ltd., expiring 8/21/09*§ (Cost $8,008,137).	170,849	8,048,697

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (20.9%)
Allstate Life Global Funding Trust
5.32%, 7/29/08	$4,000,000	4,000,000

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Allstate Life Insurance Co.
5.35%, 7/29/08 (l)	$20,000,000	$20,000,000
American Express Bank FSB
5.33%, 7/18/08 (l)	5,000,000	5,000,000
Amsterdam Funding Corp.
5.35%, 7/2/07	4,997,771	4,997,771
Atlantic Asset Securitization LLC
5.37%, 7/2/07	10,421,000	10,421,000
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	25,000,000	25,000,000
Bank of America Corp.
5.37%, 8/8/08 (l)	9,000,000	9,000,000
Bank of Ireland
5.38%, 12/29/08 (l)	29,997,859	29,997,859
BCP Finance Bank Ltd.
5.37%, 7/29/08 (l)	20,000,000	20,000,000
Beta Finance, Inc.
5.37%, 3/10/08 (l)	19,997,138	19,997,138
5.37%, 5/11/09 (l)	9,995,220	9,995,220
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	11,000,000	11,000,000
Calyon/New York
5.37%, 10/14/08 (l)	24,992,378	24,992,378
CAM U.S. Finance S.A. Unipersonal
5.41%, 2/2/09 (l)	20,000,000	20,000,000
CC USA, Inc.
5.37%, 1/25/08 (l)	10,000,000	10,000,000
5.38%, 2/15/08 (l)	19,996,975	19,996,975
Comerica Bank
5.36%, 1/12/09 (l)	18,058,218	18,058,218
5.35%, 3/16/09 (l)	9,998,949	9,998,949
5.35%, 6/19/09 (l)	10,001,868	10,001,868
5.37%, 6/19/09 (l)	11,998,803	11,998,803
Dresdner U.S. Finance, Inc.
5.33%, 7/2/07	4,997,779	4,997,779
Fifth Third Bancorp
5.32%, 7/29/08 (l)	3,999,964	3,999,964
Goldman Sachs Group, Inc.
5.52%, 6/27/08 (l)	10,000,000	10,000,000
5.37%, 4/30/08 (l)	7,000,000	7,000,000
5.50%, 7/29/08 (l)	22,000,000	22,000,000
5.47%, 12/23/08 (l)	5,001,429	5,001,429
5.41%, 3/27/09 (l)	5,000,000	5,000,000
Intesa Funding LLC
5.33%, 7/2/07	4,997,779	4,997,779
K2 (USA) LLC
5.39%, 2/15/08 (l)	9,998,110	9,998,110
KBC Financial Products
5.35%, 7/2/07	9,995,542	9,995,542
Lehman Holdings
5.34%, 4/2/08 (l)	17,006,514	17,006,514
5.50%, 6/30/09 (l)	10,000,000	10,000,000
MassMutual Global Funding II
5.40%, 3/26/10 (l)	10,000,000	10,000,000
MBIA Global Funding LLC
5.37%, 9/25/08 (l)	17,500,000	17,500,000
5.36%, 1/23/09 (l)	5,000,000	5,000,000
Merrill Lynch & Co., Inc.
5.38%, 5/8/09 (l)	12,000,000	12,000,000
5.42%, 6/29/09 (l)	10,000,000	10,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	30,000,000	30,000,000
5.40%, 3/26/10 (l)	24,000,000	24,000,000
Morgan Stanley
5.56%, 7/29/08 (l)	10,000,000	10,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	19,532,498	19,532,498
Park Granada LLC
5.39%, 7/2/07	9,995,508	9,995,508
Pricoa Global Funding I
5.36%, 5/23/08 (l)	8,000,000	8,000,000
5.37%, 9/22/08 (l)	25,000,000	25,000,000
Santander U.S. Debt S.A. Unipersonal
5.40%, 2/6/08 (l)	9,998,205	9,998,205
Total Capital S.A.
5.34%, 7/2/07	4,997,775	4,997,775
Unicredito Italiano Bank (Ireland) plc
5.34%, 7/29/08 (l)	25,000,000	25,000,000
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	19,998,075	19,998,075
5.37%, 10/2/08 (l)	10,000,000	10,000,000
Wells Fargo & Co.
5.49%, 6/26/09 (l)	42,500,000	42,500,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		697,975,357

Time Deposit (2.1%)
JPMorgan Chase Nassau
4.76%, 7/2/07	71,325,783	71,325,783

Total Short-Term Investments (23.0%) (Amortized Cost $769,301,140)		769,301,140

Total Investments (120.0%) (Cost/Amortized Cost $3,301,112,337)		4,015,433,701
Other Assets Less Liabilities (-20.0%)		(670,477,669)

Net Assets (100%)		$3,344,956,032

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2007, the market value of these securities amounted to $8,048,697 or 0.24% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

At June 30, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/07	Unrealized Appreciation
Dow Jones Euro Stoxx 50 Index	275	September-07	$16,489,849	$16,804,774	$314,924

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$881,514,750
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$770,610,854
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$749,830,658
Aggregate gross unrealized depreciation	(53,716,199)

Net unrealized appreciation	$696,114,459

Federal income tax cost of investments	$3,319,319,242

At June 30, 2007, the Portfolio had loaned securities with a total value of $669,218,229. This was secured by collateral of $697,975,357 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $769,545, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $26,778,036 which expires in the year 2010. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.2%)
Hotels, Restaurants & Leisure (3.3%)
Hilton Hotels Corp.	214,400	$7,175,968
McDonald’s Corp.	94,600	4,801,896
Starwood Hotels & Resorts Worldwide, Inc.	170,600	11,442,142

		23,420,006

Media (3.3%)
Comcast Corp., Special Class A*	843,800	23,592,648

Multiline Retail (3.6%)
Kohl’s Corp.*	208,900	14,838,167
Target Corp.	176,800	11,244,480

		26,082,647

Total Consumer Discretionary		73,095,301

Consumer Staples (4.0%)
Beverages (0.9%)
PepsiCo, Inc.	104,250	6,760,613

Food Products (0.5%)
Wm. Wrigley Jr. Co.	59,200	3,274,352

Household Products (2.6%)
Colgate-Palmolive Co.	66,500	4,312,525
Procter & Gamble Co.	226,650	13,868,713

		18,181,238

Total Consumer Staples		28,216,203

Energy (4.7%)
Energy Equipment & Services (4.7%)
Baker Hughes, Inc.	134,300	11,298,659
Halliburton Co.	156,500	5,399,250
Schlumberger Ltd.	197,600	16,784,144

		33,482,053

Oil, Gas & Consumable Fuels (0.0%)
Petro-Canada	7,200	382,752

Total Energy		33,864,805

Financials (18.6%)
Capital Markets (12.1%)
Credit Suisse Group (ADR)	179,300	12,723,128
Franklin Resources, Inc.	163,800	21,698,586
Goldman Sachs Group, Inc.	80,625	17,475,469
Lazard Ltd., Class A^	13,100	589,893
Legg Mason, Inc.	176,040	17,318,815
Merrill Lynch & Co., Inc.	197,650	16,519,587

		86,325,478

Diversified Financial Services (6.5%)
Chicago Mercantile Exchange Holdings, Inc., Class A	49,630	26,520,287
JPMorgan Chase & Co.	123,350	5,976,307
Moody’s Corp.	114,400	7,115,680
NYSE Euronext^	93,900	6,912,918

		46,525,192

Total Financials		132,850,670

Health Care (18.2%)
Biotechnology (5.9%)
Celgene Corp.*	155,100	8,891,883
Genentech, Inc.*	197,850	14,969,331
Gilead Sciences, Inc.*	469,200	18,190,884

		42,052,098

Health Care Equipment & Supplies (2.2%)
Alcon, Inc.	116,400	15,703,524

Health Care Providers & Services (5.4%)
Medco Health Solutions, Inc.*	91,450	7,132,186
WellPoint, Inc.*	393,850	31,441,045

		38,573,231

Pharmaceuticals (4.7%)
Abbott Laboratories	306,900	16,434,495
Merck & Co., Inc.	143,550	7,148,790
Teva Pharmaceutical Industries Ltd. (ADR)^	112,500	4,640,625
Wyeth	91,500	5,246,610

		33,470,520

Total Health Care		129,799,373

Industrials (9.9%)
Aerospace & Defense (7.5%)
Boeing Co.	291,200	28,001,792
Honeywell International, Inc.	209,000	11,762,520
Spirit Aerosystems Holdings, Inc., Class A*	291,600	10,512,180
United Technologies Corp.	46,200	3,276,966

		53,553,458

Construction & Engineering (1.2%)
Fluor Corp.	72,450	8,068,756

Electrical Equipment (0.5%)
Emerson Electric Co.	78,500	3,673,800

Machinery (0.7%)
Deere & Co.	41,300	4,986,562

Total Industrials		70,282,576

Information Technology (29.6%)
Communications Equipment (5.3%)
Cisco Systems, Inc.*	941,000	26,206,850
QUALCOMM, Inc.	270,150	11,721,808

		37,928,658

Computers & Peripherals (11.1%)
Apple, Inc.*	357,400	43,617,096
Hewlett-Packard Co.	502,650	22,428,243
Network Appliance, Inc.*	319,150	9,319,180
Sun Microsystems, Inc.*	704,750	3,706,985

		79,071,504

Internet Software & Services (7.6%)
Akamai Technologies, Inc.*	99,300	4,829,952
eBay, Inc.*	139,350	4,484,283
Google, Inc., Class A*^	85,820	44,916,472

		54,230,707

Semiconductors & Semiconductor Equipment (3.2%)
Broadcom Corp., Class A*	412,700	12,071,475
NVIDIA Corp.*	151,600	6,262,596
Texas Instruments, Inc.	116,200	4,372,606

		22,706,677

Software (2.4%)
Adobe Systems, Inc.*	220,850	8,867,128
Microsoft Corp.	288,300	8,496,201

		17,363,329

Total Information Technology		211,300,875

Materials (3.2%)
Chemicals (3.2%)
Air Products & Chemicals, Inc.	80,000	6,429,600
Monsanto Co.	244,950	16,543,923

		22,973,523

Total Materials		22,973,523

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (1.3%)
Wireless Telecommunication Services (1.3%)
America Movil S.A.B. de C.V.,
Series L (ADR)	145,250	$8,995,333

Total Telecommunication Services		8,995,333

Total Common Stocks (99.7%) (Cost $631,020,637)		711,378,659

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (4.3%)
Beta Finance, Inc.
5.39%, 2/17/09 (l)	$1,998,744	1,998,744
Calyon/New York
5.37%, 10/14/08 (l)	4,998,566	4,998,566
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	2,000,000	2,000,000
Goldman Sachs Group, Inc.
5.41%, 3/27/09 (l)	2,000,000	2,000,000
New York Life Insurance Co.
5.41%, 9/28/07 (l)	3,000,000	3,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	14,315,875	14,315,875
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	2,000,000	2,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		30,313,185

Time Deposit (0.7%)
JPMorgan Chase Nassau
4.76%, 7/2/07	5,020,898	5,020,898

Total Short-Term Investments (5.0%) (Amortized Cost $35,334,083)		35,334,083

Total Investments (104.7%) (Cost/Amortized Cost $666,354,720)		746,712,742
Other Assets Less Liabilities (-4.7%)		(33,220,773)

Net Assets (100%)		$713,491,969

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$321,415,892
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$488,013,542

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$86,386,788
Aggregate gross unrealized depreciation	(8,230,843)

Net unrealized appreciation	$78,155,945

Federal income tax cost of investments	$668,556,797

At June 30, 2007, the Portfolio had loaned securities with a total value of $29,558,951. This was secured by collateral of $30,313,185 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2007, the Portfolio incurred approximately $6,440 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $486,412,824 of which $123,948,597 expires in the year 2009, $258,581,589 expires in the year 2010, and $103,882,638 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (18.8%)
Asset-Backed Securities (4.0%)
Ballyrock ABS CDO Ltd.,
Series 07-1A A1B
6.110%, 11/6/47 (b)(l)	$5,090,000	$4,784,855
Bayview Financial Acquisition Trust,
Series 05-D AF2
5.402%, 12/28/35 (l)	7,075,000	7,026,359
Cairn Mezzanine ABS CDO plc,
Series 07-3A A2B
5.988%, 8/13/47 §† (l)	2,370,000	2,041,423
Capital Auto Receivables Asset Trust,
Series 05-SN1A A3A
4.100%, 6/15/08	988,731	988,380
Citifinancial Mortgage Securities, Inc.,
Series 03-1 AFPT
3.360%, 1/25/33 (e)	2,010,967	1,806,337
Credit-Based Asset Servicing and Securitization LLC,
Series 05-CB7 AF2
5.147%, 11/25/35 (e)	4,620,000	4,585,769
DB Master Finance LLC,
Series 06-1 A2
5.779%, 6/20/31 §	2,000,000	2,004,874
Halcyon Securitized Products Investors CDO Ltd.,
Series 07-1A A2
6.367%, 5/13/46 †(b)(l)	1,280,000	1,241,600
Home Equity Mortgage Trust,
Series 05-4 A3
4.742%, 1/25/36 (e)	4,202,887	4,166,828
Series 06-1 A2
5.300%, 5/25/36 (e)	2,335,000	2,329,009
IXIS Real Estate Capital Trust,
Series 06-HE3 A2
5.420%, 1/25/37 (l)	10,075,000	10,069,451
Lehman XS Trust,
Series 07-4N M1
5.770%, 3/25/47 †(l)	10,880,000	10,879,782
Libertas Preferred Funding Ltd.,
Series 07-3A 2
5.999%, 4/9/47 §† (l)	7,510,000	6,909,425
MBNA Credit Card Master Note Trust,
Series 03-A6 A6
2.750%, 10/15/10	4,510,000	4,411,382
Neapolitan Segregated Portfolio,
Series 07-1A I
6.340%, 3/30/46 †(b)(l)	2,695,000	2,560,277
Option One Mortgage Loan Trust,
Series 06-3 M1
5.550%, 2/25/37 (l)	2,915,000	2,908,280
Series 07-2 M1
5.680%, 3/25/37 (l)	3,660,000	3,682,471
Petra CRE CDO,
Series 07-1
0.000%, 12/31/49 †(b)(l)	3,300,000	3,218,622
Providian Gateway Master Trust,
Series 04-DA A
3.350%, 9/15/11 §	6,465,000	6,439,748
Residential Asset Securities Corp.,
Series 03-KS3 A2
5.920%, 5/25/33 (l)	338,333	338,454
Residential Funding Mortgage Securities II, Inc.,
Series 05-HI2 A3
4.460%, 5/25/35	3,812,859	3,778,461

		86,171,787

Non-Agency CMO (14.8%)
Banc of America Commercial Mortgage, Inc.,
Series 01-PB1 A2
5.787%, 5/11/35^	5,253,231	5,285,337
Series 04-3 A5
5.481%, 6/10/39 (l)	6,965,000	6,860,742
Series 04-4 A3
4.128%, 7/10/42	6,190,000	6,032,589
Series 04-6 A2
4.161%, 12/10/42	8,270,000	8,045,870
Bear Stearns Alt-A Trust,
Series 06-1 22A1
5.412%, 2/25/36 (l)	8,769,409	8,693,688
Series 06-3 22A1
6.220%, 5/25/36^ (l)	4,035,237	4,048,335
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 02-TOP6 A2
6.460%, 10/15/36	13,190,000	13,592,696
Series 05-PWR7 A3
5.116%, 2/11/41 (l)	19,680,000	18,881,671
Citigroup Mortgage Loan Trust, Inc.,
Series 05-2 1A4
5.107%, 5/25/35 (l)	8,240,624	8,093,700
Series 06-AR1 3A1
5.500%, 3/25/36 (l)	12,279,437	12,296,590
Credit Suisse Mortgage Capital Certificates,
Series 06-C3 A3
6.022%, 6/15/38 (l)	7,900,000	7,919,419
Series 06-C4 A3
5.467%, 9/15/39	11,725,000	11,376,310
CS First Boston Mortgage Securities Corp.,
Series 03-CK2 A2
3.861%, 3/15/36	5,425,000	5,338,130
Series 04-C1 A4
4.750%, 1/15/37	3,280,000	3,103,565
GE Capital Commercial Mortgage Corp.,
Series 05-C3 A3FX
4.863%, 7/10/45	7,710,000	7,576,606
Greenwich Capital Commercial Funding Corp.,
Series 03-C1 A4
4.111%, 7/5/35	6,385,000	5,898,779
Series 03-C2 A3
4.533%, 1/5/36	8,390,000	8,112,898
Series 05-GG3 A2
4.305%, 8/10/42	9,040,000	8,806,575
GS Mortgage Securities Corp. II,
Series 07-EOP E
5.760%, 3/6/20 (b)(l)†	2,740,000	2,740,055
Indymac Index Mortgage Loan Trust,
Series 06-AR7 4A1
6.237%, 5/25/36 (l)	5,061,649	5,099,239
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 05-LDP3 A2
4.851%, 8/15/42	6,780,000	6,653,955
Series 05-LDP4 A2
4.790%, 10/15/42	5,590,000	5,477,780
Series 06-CB14 A4
5.481%, 12/12/44 (l)	3,790,000	3,696,913
Series 06-CB15 A4
5.814%, 6/12/43^ (l)	5,940,000	5,921,621
LB-UBS Commercial Mortgage Trust,
Series 03-C3 A4
4.166%, 5/15/32	9,370,000	8,664,803
Series 04-C2 A4
4.367%, 3/15/36^	2,885,000	2,667,503

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Series 04-C4 A4
5.303%, 6/15/29 (l)	$2,985,000	$2,937,059
Series 04-C8 A2
4.201%, 12/15/29	6,525,000	6,347,437
Series 05-C1 A4
4.742%, 2/15/30	5,930,000	5,563,849
Series 05-C7 A4
5.197%, 11/15/30 (l)	6,090,000	5,851,757
Series 06-C3 A4
5.661%, 3/15/39 (l)	10,365,000	10,239,661
Series 06-C6 A4
5.372%, 9/15/39	11,165,000	10,782,253
Merrill Lynch Mortgage Investors, Inc.,
Series 05-A8 A1C1
5.250%, 8/25/36 (l)	5,974,358	5,891,722
Merrill Lynch Mortgage Trust,
Series 05-CKI1 A6
5.417%, 11/12/37 (l)	2,575,000	2,490,891
Merrill Lynch Mortgage Trust,
Series 05-MKB2 A2
4.806%, 9/12/42	11,020,000	10,848,897
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 06-2 A4
6.105%, 6/12/46 (l)	5,855,000	5,898,544
Series 06-3 A4
5.414%, 7/12/46 (l)	9,640,000	9,331,329
Morgan Stanley Capital I,
Series 05-T17 A5
4.780%, 12/13/41	9,300,000	8,741,702
Residential Funding Mortgage Security I, Inc.,
Series 05-SA3 3A
5.237%, 8/25/35 (l)	6,355,683	6,288,325
Wachovia Bank Commercial Mortgage Trust,
Series 07-C32 A2 (l)
5.736%, 6/15/49†	14,020,000	14,061,359
WaMu Mortgage Pass-through Certificate,
Series 05-AR2 2A22
5.540%, 1/25/45 (l)	523,419	523,480
Series 07-OA1 A1A
5.729%, 2/25/47 (l)	9,408,418	9,408,418
Wells Fargo Mortgage Backed Securities Trust,
Series 06-AR11 A4
5.519%, 8/25/36 (l)	8,385,989	8,333,143

		314,425,195

Total Asset-Backed and Mortgage-Backed Securities		400,596,982

Consumer Discretionary (2.0%)
Automobiles (0.1%)
DaimlerChrysler N.A. Holding Corp.
4.875%, 6/15/10^	1,970,000	1,932,464

Hotels, Restaurants & Leisure (0.3%)
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12^	3,969,000	4,133,098
7.375%, 11/15/15^	3,799,000	3,758,966

		7,892,064

Household Durables (0.1%)
Toll Brothers Finance Corp.
6.875%, 11/15/12^	2,005,000	2,043,586

Media (1.5%)
British Sky Broadcasting Group plc
6.875%, 2/23/09	1,450,000	1,479,702
BSkyB Finance UK plc
5.625%, 10/15/15 §	3,910,000	3,769,385
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	2,905,000	3,686,884
Comcast Cable Communications LLC
6.875%, 6/15/09	3,930,000	4,023,833
Comcast Corp.
5.500%, 3/15/11	4,290,000	4,268,421
5.300%, 1/15/14	3,365,000	3,243,631
News America, Inc.
6.550%, 3/15/33^	2,310,000	2,252,892
Time Warner Entertainment Co. LP
8.375%, 3/15/23	5,360,000	6,152,937
WPP Finance UK Corp.
5.875%, 6/15/14^	2,445,000	2,425,322

		31,303,007

Total Consumer Discretionary		43,171,121

Consumer Staples (1.4%)
Food & Staples Retailing (0.2%)
Kroger Co.
6.800%, 12/15/18	1,650,000	1,672,161
Safeway, Inc.
4.800%, 7/16/07	1,500,000	1,499,245
4.125%, 11/1/08	1,496,000	1,472,806

		4,644,212

Food Products (1.0%)
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13 §	5,675,000	5,451,808
ConAgra Foods, Inc.
7.875%, 9/15/10	1,587,000	1,692,915
Kraft Foods, Inc.
4.125%, 11/12/09	9,040,000	8,757,527
5.250%, 10/1/13	4,695,000	4,514,576

		20,416,826

Tobacco (0.2%)
Altria Group, Inc.
7.750%, 1/15/27^	3,570,000	4,175,147

Total Consumer Staples		29,236,185

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Enterprise Products Operating LP,
Series B
5.600%, 10/15/14	2,145,000	2,085,219
Hess Corp.
7.875%, 10/1/29	3,815,000	4,300,169
Valero Energy Corp.
6.875%, 4/15/12^	4,135,000	4,330,296

		10,715,684

Total Energy		10,715,684

Financials (4.2%)
Capital Markets (0.5%)
Goldman Sachs Group, Inc.
4.750%, 7/15/13	3,590,000	3,398,014
5.125%, 1/15/15	2,490,000	2,366,095
UBS Preferred Funding Trust I
8.622%, 10/29/49 (l)	3,535,000	3,839,318

		9,603,427

Commercial Banks (1.0%)
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
7.400%, 6/15/11^	975,000	1,039,516
Barclays Bank plc
8.550%, 9/29/49 § (l)	4,180,000	4,603,196
Huntington National Bank
4.375%, 1/15/10	3,135,000	3,053,556
Korea Development Bank
4.625%, 9/16/10	3,000,000	2,928,906

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
Resona Bank Ltd.
5.850%, 9/29/49 § (l)		$860,000	$822,265
Wachovia Capital Trust III
5.800%, 12/31/49 (l)		3,395,000	3,380,204
Wells Fargo & Co.
4.200%, 1/15/10		3,080,000	3,002,002
Zions Bancorp
5.500%, 11/16/15^		2,390,000	2,297,067

			21,126,712

Consumer Finance (0.6%)
American General Finance Corp.
4.625%, 5/15/09		7,590,000	7,485,213
Capital One Bank
6.500%, 6/13/13^		3,160,000	3,245,462
HSBC Finance Corp.
7.000%, 5/15/12		2,340,000	2,463,732

			13,194,407

Diversified Financial Services (0.8%)
General Electric Capital Corp.
4.375%, 11/21/11		3,800,000	3,633,283
6.750%, 3/15/32^		1,230,000	1,334,511
JPMorgan Chase & Co.
6.750%, 2/1/11^		6,680,000	6,940,239
MUFG Capital Finance 1 Ltd.
6.346%, 7/29/49 (l)		1,690,000	1,660,553
Resona Preferred Global Securities Cayman Ltd.
7.191%, 12/29/49 § (l)		1,590,000	1,625,789
UFJ Finance Aruba AEC
6.750%, 7/15/13		2,520,000	2,660,853

			17,855,228

Insurance (0.6%)
Assurant, Inc.
5.625%, 2/15/14		1,645,000	1,609,894
Liberty Mutual Group, Inc.
5.750%, 3/15/14^§		2,795,000	2,704,003
Marsh & McClennan Cos, Inc.
5.750%, 9/15/15^		9,990,000	9,439,901

			13,753,798

Real Estate Investment Trusts (REITs) (0.2%)
iStar Financial, Inc. (REIT)
5.150%, 3/1/12		2,035,000	1,958,274
Simon Property Group LP (REIT)
6.375%, 11/15/07		2,575,000	2,582,205

			4,540,479

Thrifts & Mortgage Finance (0.5%)
Countrywide Home Loans, Inc.
4.250%, 12/19/07^		4,495,000	4,468,417
Washington Mutual, Inc.
4.000%, 1/15/09^		5,270,000	5,155,815

			9,624,232

Total Financials			89,698,283

Government Securities (64.8%)
Foreign Governments (12.8%)
Japan Finance Corp. for Municipal Enterprises
1.550%, 2/21/12^	JPY	7,354,000,000	60,229,932
2.000%, 5/9/16		2,510,000,000	20,585,996
Kreditanstalt fuer Wiederaufbau
1.750%, 3/23/10		4,940,000,000	40,714,266
1.850%, 9/20/10^		3,821,000,000	31,592,199
Republic of South Africa
5.875%, 5/30/22		$10,895,000	10,649,863
Russian Federation
7.500%, 3/31/30 (e)(m)		38,606,000	42,524,509
Swedish Government Bond
5.000%, 1/28/09^	SEK	156,185,000	23,101,641
United Mexican States
7.500%, 1/14/12		$10,050,000	10,783,650
5.625%, 1/15/17^		32,400,000	31,680,720

			271,862,776

Supranational (2.2%)
European Investment Bank
1.250%, 9/20/12	JPY	5,956,200,000	47,715,069

U.S. Government Agencies (39.0%)
Federal Home Loan Mortgage Corp
5.000%, 4/1/21		$342,462	331,020
4.500%, 8/1/35		837,340	762,078
4.500%, 9/1/35		8,353,460	7,602,644
4.500%, 10/1/35		27,073,411	24,640,031
5.804%, 12/1/36 (l)		8,672,508	8,706,779
5.849%, 12/1/36 (l)		11,419,106	11,465,851
7.000%, 2/1/37		27,570,767	28,296,186
6.050%, 4/1/37 (l)		10,449,610	10,503,847
6.000%, 8/15/37 TBA		58,015,000	57,416,749
Federal National Mortgage Association
5.000%, 4/1/19		28,995,672	28,125,083
5.000%, 1/1/21		18,959,385	18,335,446
5.000%, 3/1/21		845,686	817,480
5.000%, 4/1/21		920,396	889,699
5.000%, 5/1/21		405,363	392,029
5.000%, 6/1/21		892,280	862,520
5.000%, 1/1/22		773,364	747,571
5.000%, 2/1/22		1,356,636	1,311,083
5.000%, 3/1/22		1,802,842	1,742,352
5.000%, 4/1/22		165,160	159,614
9.000%, 8/1/26		6,216	6,747
5.500%, 4/1/33		13,449,124	13,030,748
5.500%, 7/1/33		39,111,851	37,895,157
5.500%, 4/1/34		7,399,245	7,169,069
5.500%, 5/1/34		4,463,567	4,324,714
5.500%, 11/1/34		20,817,012	20,154,721
5.500%, 2/1/35		43,654,290	42,291,091
5.500%, 7/1/35		7,934,542	7,652,786
6.500%, 10/1/35		625,035	631,740
5.500%, 1/1/36		86,917,847	84,043,632
5.000%, 2/1/36		54,141,027	50,867,910
5.803%, 3/1/36 (l)		9,611,714	9,680,173
5.500%, 4/1/36		21,374,433	20,667,619
5.500%, 5/1/36		95,380,259	92,226,208
6.500%, 6/1/36		185,147	186,948
6.500%, 7/1/36		18,638,164	18,819,435
6.500%, 8/1/36		32,278	32,592
6.500%, 9/1/36		14,230,463	14,368,866
6.500%, 10/1/36		4,859,652	4,906,916
6.500%, 11/1/36		5,546,512	5,600,456
6.500%, 12/1/36		14,053,312	14,189,992
5.000%, 1/1/37		1,110,000	1,040,148
5.676%, 1/1/37 †(l)		9,716,058	9,720,916
5.000%, 2/1/37		474,108	444,234
5.943%, 2/1/37 (l)		16,461,130	16,547,191
6.056%, 2/1/37 (l)		10,833,414	10,892,638
5.000%, 3/1/37		525,892	492,755
5.000%, 4/1/37		1,999,999	1,873,978
4.500%, 7/25/37 TBA		4,095,000	3,722,609
6.500%, 7/25/37 TBA		107,865,000	108,876,234
6.000%, 8/25/37 TBA		23,945,000	23,668,148
Government National Mortgage Association
8.500%, 10/15/17		3,070	3,267
8.500%, 11/15/17		11,095	11,804

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
8.000%, 7/15/26	$713	$756

		829,150,260

U.S. Treasuries (10.8%)
U.S. Treasury Bonds
8.750%, 5/15/17^	73,135,000	93,704,219
4.500%, 2/15/36^	109,900,000	99,511,043
U.S. Treasury Notes
4.875%, 5/31/11	37,565,000	37,509,253

		230,724,515

Total Government Securities		1,379,452,620

Health Care (0.8%)
Health Care Providers & Services (0.4%)
WellPoint, Inc.
3.750%, 12/14/07	1,250,000	1,240,208
4.250%, 12/15/09	6,970,000	6,751,539

		7,991,747

Life Sciences Tools & Services (0.3%)
Fisher Scientific International, Inc.
6.750%, 8/15/14	960,000	963,337
6.125%, 7/1/15	5,325,000	5,228,671

		6,192,008

Pharmaceuticals (0.1%)
Wyeth
5.500%, 2/1/14	3,187,000	3,141,059

Total Health Care		17,324,814

Industrials (0.8%)
Aerospace & Defense (0.2%)
Raytheon Co.
6.750%, 8/15/07	2,782,000	2,785,759

Commercial Services & Supplies (0.2%)
R.R. Donnelley & Sons Co.
4.950%, 4/1/14^	1,315,000	1,201,341
Waste Management, Inc.
6.875%, 5/15/09	3,550,000	3,630,674

		4,832,015

Industrial Conglomerates (0.4%)
Hutchison Whampoa International Ltd.
7.450%, 11/24/33^§	3,445,000	3,802,326
Textron, Inc.
6.375%, 11/15/08	2,085,000	2,115,191
Tyco International Group S.A.
6.000%, 11/15/13	2,865,000	2,941,882

		8,859,399

Total Industrials		16,477,173

Information Technology (0.7%)
Communications Equipment (0.2%)
Motorola, Inc.
7.625%, 11/15/10^	402,000	423,696
7.500%, 5/15/25	475,000	499,785
6.500%, 9/1/25	2,980,000	2,850,486

		3,773,967

Computers & Peripherals (0.1%)
International Business Machines Corp.
4.375%, 6/1/09	1,215,000	1,195,938

IT Services (0.4%)
Electronic Data Systems Corp.
7.450%, 10/15/29	2,215,000	2,255,844
Series B
6.500%, 8/1/13^	6,379,000	6,304,704

		8,560,548

Total Information Technology		13,530,453

Materials (0.7%)
Chemicals (0.1%)
Dow Chemical Co.
7.375%, 11/1/29	360,000	389,645
Lubrizol Corp.
4.625%, 10/1/09	1,955,000	1,916,651

		2,306,296

Containers & Packaging (0.1%)
Packaging Corp. of America
5.750%, 8/1/13	2,675,000	2,590,382

Metals & Mining (0.1%)
Ispat Inland ULC
9.750%, 4/1/14	1,695,000	1,878,612

Paper & Forest Products (0.4%)
International Paper Co.
5.300%, 4/1/15^	4,415,000	4,169,226
Westvaco Corp.
8.200%, 1/15/30	1,130,000	1,195,533
Weyerhaeuser Co.
5.950%, 11/1/08	2,805,000	2,825,597

		8,190,356

Total Materials		14,965,646

Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.4%)
AT&T Corp.
8.000%, 11/15/31	500,000	594,290
British Telecommunications plc
8.625%, 12/15/10	7,320,000	7,999,069
Embarq Corp.
6.738%, 6/1/13	435,000	443,299
7.082%, 6/1/16^	8,570,000	8,618,009
Pacific Bell Telephone Co.
6.625%, 10/15/34	6,570,000	6,522,394
Sprint Capital Corp.
8.375%, 3/15/12^	8,920,000	9,717,386
Telecom Italia Capital S.A.
4.000%, 11/15/08	2,195,000	2,148,343
4.000%, 1/15/10	8,010,000	7,700,213
6.375%, 11/15/33	900,000	847,754
Verizon Communications, Inc.
4.900%, 9/15/15	2,670,000	2,499,163
Verizon New Jersey, Inc.,
Series A
5.875%, 1/17/12	3,230,000	3,241,999

		50,331,919

Wireless Telecommunication Services (0.5%)
New Cingular Wireless Services, Inc.
7.875%, 3/1/11	4,080,000	4,386,730
8.750%, 3/1/31	2,405,000	2,998,121
Vodafone Group plc
5.500%, 6/15/11	4,485,000	4,448,869

		11,833,720

Total Telecommunication Services		62,165,639

Utilities (1.6%)
Electric Utilities (1.3%)
Carolina Power & Light Co.
6.500%, 7/15/12	4,940,000	5,121,456
Consumers Energy Co.,
Series C
4.250%, 4/15/08	1,955,000	1,935,188
Exelon Corp.
6.750%, 5/1/11	2,190,000	2,256,399
FirstEnergy Corp.,
Series B
6.450%, 11/15/11	2,195,000	2,250,782

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Series C
7.375%, 11/15/31	$2,415,000	$2,614,358
Pacific Gas & Electric Co.
4.800%, 3/1/14	5,440,000	5,141,306
Progress Energy, Inc.
7.100%, 3/1/11	1,571,000	1,646,183
Public Service Co. of Colorado
7.875%, 10/1/12	1,925,000	2,112,079
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13 §	3,950,000	3,994,098

		27,071,849

Gas Utilities (0.1%)
DCP Midstream LP
7.875%, 8/16/10	1,340,000	1,423,020

Multi-Utilities (0.2%)
MidAmerican Energy Holdings Co.
5.875%, 10/1/12	2,760,000	2,783,811
NiSource Finance Corp.
7.875%, 11/15/10	2,205,000	2,347,846

		5,131,657

Total Utilities		33,626,526

Total Long-Term Debt Securities (99.2%) (Cost $2,150,122,624)		2,110,961,126

SHORT-TERM INVESTMENTS:
Government Securities (11.4%)
Federal Home Loan Bank
4.80%, 7/2/07 (o)(p)	54,400,000	54,385,493
Federal Home Loan Mortgage Corp.
4.54%, 7/9/07 (o)(p)	86,100,000	86,002,420
Federal National Mortgage Association
4.97%, 7/27/07 (o)(p)	102,725,000	102,343,480

Total Government Securities		242,731,393

Short-Term Investments of Cash Collateral for Securities Loaned (11.4%)
Anglo Irish Bank Corp. plc
5.38%, 7/27/07	3,406,352	3,406,352
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	10,000,000	10,000,000
Bear Stearns Cos., Inc.
5.38%, 12/28/07 (l)	5,000,000	5,000,000
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	14,000,000	14,000,000
Comerica Bank
5.36%, 1/12/09 (l)	9,029,109	9,029,109
Five Finance, Inc.
5.38%, 6/19/08 (l)	9,998,080	9,998,080
Goldman Sachs Group, Inc.
5.47%, 12/23/08 (l)	5,501,572	5,501,572
5.41%, 3/27/09 (l)	5,000,000	5,000,000
Merrill Lynch & Co., Inc.
5.38%, 5/8/09 (l)	7,000,000	7,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	11,000,000	11,000,000
Morgan Stanley
5.56%, 7/29/08 (l)	10,000,000	10,000,000
New York Life Global Funding
5.33%, 6/26/09 (l)	5,000,000	5,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	112,154,259	112,154,259
Pricoa Global Funding I
5.40%, 6/25/10 (l)	4,998,500	4,998,500
SLM Corp.
5.44%, 12/15/08 (l)	8,255,814	8,255,814
Tango Finance Corp.
5.38%, 6/25/09 (l)	4,996,375	4,996,375
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	11,998,845	11,998,845
Wells Fargo & Co.
5.49%, 6/29/09 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		242,338,906

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.76%, 7/2/07	134,778	134,778

Total Short-Term Investments (22.8%) (Cost/Amortized Cost $ 485,215,481)		485,205,077

Total Investments (122.0%) (Cost/Amortized Cost $2,635,338,105)		2,596,166,203
Other Assets Less Liabilities (-22.0%)		(468,321,016)

Net Assets (100%)		$2,127,845,187

^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $53,373,459 or 2.51% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2007, the market value of these securities amounted to $44,168,340 or 2.08% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2007. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2007.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CDO	— Collateralized Debt Obligation
CMO	— Collateralized Mortgage Obligation
JPY	— Japanese Yen
SEK	— Swedish Krona
TBA	— Security is subject to delayed delivery.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

At June 30, 2007 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Japanese Yen, expiring 7/6/07	121,084	$998,425	$983,820	$(14,605)
Mexican Peso, expiring 7/10/07	466,165	42,705,891	43,132,295	426,404

				411,799

Foreign Currency Sell Contracts
Japanese Yen, expiring 7/6/07	19,762,091	$163,053,555	$160,569,063	$2,484,492
Japanese Yen, expiring 7/6/07	5,119,146	41,742,602	41,593,597	149,005
Mexican Peso, expiring 7/10/07	464,551	43,151,801	42,982,960	168,841
Swedish Krona, expiring 7/30/07	160,485	23,554,290	23,497,288	57,002

				$2,859,340

				$3,271,139

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,896,611,589
Long-term U.S. Treasury securities	238,734,603

$2,135,346,192

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,851,204,383
Long-term U.S. Treasury securities	201,482,008

$2,135,346,192

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$4,878,820
Aggregate gross unrealized depreciation	(44,054,704)

Net unrealized depreciation	$(39,175,884)

Federal income tax cost of investments	$2,635,342,087

At June 30, 2007, the Portfolio had loaned securities with a total value of $265,018,123. This was secured by collateral of $242,338,906 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $26,502,644 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $21,426,285 of which $1,234,907 expires in the year 2013 and $20,191,378 expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.3%)
Distributors (2.1%)
LKQ Corp.*^	1,088,400	$26,839,944

Diversified Consumer Services (1.6%)
Strayer Education, Inc.^	156,700	20,638,957

Hotels, Restaurants & Leisure (3.9%)
Chipotle Mexican Grill, Inc., Class A*^	117,900	10,054,512
Gaylord Entertainment Co.*^	359,500	19,283,580
Orient-Express Hotels Ltd., Class A^	370,400	19,779,360

		49,117,452

Leisure Equipment & Products (0.6%)
MarineMax, Inc.*^	371,400	7,435,428

Media (1.1%)
National CineMedia, Inc.*^	506,500	14,187,065

Specialty Retail (4.2%)
Coldwater Creek, Inc.*^	798,950	18,559,609
Dick’s Sporting Goods, Inc.*	300,500	17,480,085
GameStop Corp., Class A*	451,700	17,661,470

		53,701,164

Textiles, Apparel & Luxury Goods (0.8%)
Under Armour, Inc., Class A*^	229,200	10,462,980

Total Consumer Discretionary		182,382,990

Consumer Staples (1.7%)
Food Products (0.6%)
Hain Celestial Group, Inc.*^	269,900	7,325,086

Personal Products (1.1%)
Bare Escentuals, Inc.*^	425,800	14,541,070

Total Consumer Staples		21,866,156

Energy (10.6%)
Energy Equipment & Services (5.5%)
Cameron International Corp.*	282,360	20,180,269
Complete Production Services, Inc.*	530,500	13,713,425
Grant Prideco, Inc.*^	399,300	21,494,319
Superior Energy Services, Inc.*	377,800	15,081,776

		70,469,789

Oil, Gas & Consumable Fuels (5.1%)
Bill Barrett Corp.*^	523,490	19,280,137
Forest Oil Corp.*^	218,700	9,242,262
Newfield Exploration Co.*	361,300	16,457,215
Penn Virginia Corp.	173,200	6,962,640
Range Resources Corp.	368,200	13,774,362

		65,716,616

Total Energy		136,186,405

Financials (6.2%)
Capital Markets (4.6%)
Affiliated Managers Group, Inc.*^	126,800	16,326,768
GFI Group, Inc.*^	21,200	1,536,576
Greenhill & Co., Inc.^	246,500	16,937,015
Lazard Ltd., Class A	314,700	14,170,941
optionsXpress Holdings, Inc.^	381,890	9,799,297

		58,770,597

Commercial Banks (0.7%)
Western Alliance Bancorp*^	283,400	8,459,490

Diversified Financial Services (0.5%)
Primus Guaranty Ltd.*^	583,690	6,257,157

Thrifts & Mortgage Finance (0.4%)
Clayton Holdings, Inc.*^	449,280	5,117,299

Total Financials		78,604,543

Health Care (17.5%)
Biotechnology (1.3%)
Alexion Pharmaceuticals, Inc.*^	294,000	13,247,640
Array Biopharma, Inc.*^	305,000	3,559,350

		16,806,990

Health Care Equipment & Supplies (7.0%)
ArthroCare Corp.*^	322,040	14,140,777
Hansen Medical, Inc.*^	459,100	8,672,399
Hologic, Inc.*^	348,200	19,258,942
Kyphon, Inc.*^	476,200	22,929,030
Meridian Bioscience, Inc.^	901,150	19,518,909
ResMed, Inc.*^	12,800	528,128
TomoTherapy, Inc.*	234,000	5,129,280

		90,177,465

Health Care Providers & Services (2.9%)
HealthExtras, Inc.*^	467,800	13,837,524
Psychiatric Solutions, Inc.*^	385,500	13,978,230
WellCare Health Plans, Inc.*^	106,571	9,645,741

		37,461,495

Health Care Technology (1.6%)
TriZetto Group, Inc.*^	1,031,000	19,960,160

Life Sciences Tools & Services (4.5%)
Advanced Magnetics, Inc.*^	212,900	12,382,264
ICON plc (ADR)*	471,500	20,623,410
Nektar Therapeutics*^	782,600	7,426,874
Ventana Medical Systems, Inc.*^	215,330	16,638,549

		57,071,097

Pharmaceuticals (0.2%)
Jazz Pharmaceuticals, Inc.*^	160,000	2,558,400

Total Health Care		224,035,607

Industrials (21.1%)
Aerospace & Defense (1.5%)
Hexcel Corp.*^	879,600	18,533,172

Air Freight & Logistics (0.5%)
UTi Worldwide, Inc.	258,050	6,913,159

Commercial Services & Supplies (6.7%)
Innerworkings, Inc.*^	369,800	5,924,196
Kenexa Corp.*^	377,200	14,224,212
Knoll, Inc.	739,500	16,564,800
Resources Connection, Inc.*	885,200	29,370,936
Stericycle, Inc.*	438,180	19,481,483

		85,565,627

Construction & Engineering (1.1%)
Granite Construction, Inc.	225,600	14,479,008

Electrical Equipment (3.3%)
Ametek, Inc.	529,650	21,016,512
Baldor Electric Co.^	443,000	21,831,040

		42,847,552

Machinery (5.6%)
IDEX Corp.^	502,350	19,360,569
Joy Global, Inc.	354,200	20,660,486
Lincoln Electric Holdings, Inc.	295,800	21,960,192
Watts Water Technologies, Inc., Class A^	267,600	10,026,972

		72,008,219

Trading Companies & Distributors (2.4%)
Houston Wire & Cable Co.*^	428,200	12,165,162

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
MSC Industrial Direct Co.^	329,400	$18,117,000

		30,282,162

Total Industrials		270,628,899

Information Technology (25.8%)
Communications Equipment (3.9%)
Ciena Corp.*^	495,514	17,902,921
Foundry Networks, Inc.*	1,175,600	19,585,496
Netgear, Inc.*^	334,700	12,132,875

		49,621,292

Computers & Peripherals (1.3%)
Synaptics, Inc.*^	452,400	16,191,396

Electronic Equipment & Instruments (1.5%)
Amphenol Corp., Class A	546,640	19,487,716

Internet Software & Services (5.4%)
aQuantive, Inc.*^	200,200	12,772,760
DealerTrack Holdings, Inc.*	678,800	25,006,992
Omniture, Inc.*^	253,500	5,810,220
VistaPrint Ltd.*^	657,810	25,161,232

		68,751,204

IT Services (4.4%)
Alliance Data Systems Corp.*	213,400	16,491,552
EnerNOC, Inc.*	6,700	255,471
Global Cash Access Holdings, Inc.*^	656,500	10,517,130
Iron Mountain, Inc.*	646,457	16,891,921
VeriFone Holdings, Inc.*^	345,400	12,175,350

		56,331,424

Semiconductors & Semiconductor Equipment (5.2%)
Hittite Microwave Corp.*^	438,000	18,715,740
Integrated Device Technology, Inc.*	683,500	10,437,045
Intersil Corp., Class A	612,946	19,283,281
ON Semiconductor Corp.*	1,770,770	18,982,655

		67,418,721

Software (4.1%)
Activision, Inc.*	766,277	14,306,391
Commvault Systems, Inc.*^	463,100	7,997,737
Parametric Technology Corp.*	833,200	18,005,452
Quest Software, Inc.*^	781,040	12,645,038

		52,954,618

Total Information Technology		330,756,371

Telecommunication Services (1.7%)
Diversified Telecommunication Services (0.3%)
Time Warner Telecom, Inc., Class A*^	159,900	3,213,990

Wireless Telecommunication Services (1.4%)
SBA Communications Corp., Class A*	542,600	18,225,934

Total Telecommunication Services		21,439,924

Total Common Stocks (98.9%) (Cost $1,015,035,115)		1,265,900,895

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (31.9%)
American Honda Finance Corp.
5.38%, 9/11/08 (l)	$5,000,000	5,000,000
Anglo Irish Bank Corp. plc
5.38%, 7/27/07	4,866,217	4,866,217
5.37%, 8/6/07	11,686,200	11,686,200
ANZ National Bank Ltd.
5.37%, 3/6/09 (l)	13,993,565	13,993,565
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	10,000,000	10,000,000
Bank of Montreal/Chicago
5.37%, 3/12/09 (l)	10,000,000	10,000,000
BBVA Senior Finance S.A.
5.41%, 3/12/10 (l)	15,000,000	15,000,000
BCP Finance Bank Ltd.
5.37%, 7/29/08 (l)	15,000,000	15,000,000
Bear Stearns Cos., Inc.
5.38%, 12/28/07 (l)	5,000,000	5,000,000
5.51%, 3/23/09 (l)	10,000,000	10,000,000
Beta Finance, Inc.
5.39%, 2/17/09 (l)	14,990,579	14,990,579
Caixa d’Estalvis i Pensions de Barcelona/Catalonia
5.39%, 7/28/08 (l)	18,500,000	18,500,000
Calyon/New York
5.37%, 10/14/08 (l)	9,997,132	9,997,132
CAM U.S. Finance S.A. Unipersonal
5.41%, 2/2/09 (l)	10,000,000	10,000,000
CC USA, Inc.
5.38%, 2/20/08 (l)	2,999,547	2,999,547
Citigroup Funding, Inc.
5.36%, 3/16/09 (l)	12,000,000	12,000,000
Citigroup Global Markets, Inc.
5.51%, 7/6/07 (l)	4,500,000	4,500,000
Comerica Bank
5.38%, 8/7/08 (l)	10,995,339	10,995,339
5.35%, 3/16/09 (l)	9,998,949	9,998,949
Five Finance, Inc.
5.38%, 2/23/09 (l)	14,989,966	14,989,966
General Electric Capital Corp.
5.40%, 3/12/10 (l)	15,000,000	15,000,000
Glitnir Banki hf
5.44%, 12/28/07 (l)	15,000,000	15,000,000
Goldman Sachs Group, Inc.
5.41%, 3/27/09 (l)	18,000,000	18,000,000
HBOS Treasury Services plc
5.37%, 7/17/08 (l)	5,000,000	5,000,000
KBC Financial Products
5.35%, 7/2/07	9,995,542	9,995,542
Lehman Holdings
5.34%, 4/2/08 (l)	14,255,460	14,255,460
MassMutual Global Funding II
5.40%, 3/26/10 (l)	14,000,000	14,000,000
MBIA Global Funding LLC
5.36%, 1/23/09 (l)	7,500,000	7,500,000
Merrill Lynch & Co., Inc.
5.38%, 5/8/09 (l)	6,000,000	6,000,000
Merrill Lynch Mortgage Capital, Inc.
5.48%, 7/5/07 (l)	13,000,000	13,000,000
Monumental Global Funding II
5.40%, 3/26/10 (l)	10,000,000	10,000,000
Monumental Global Funding Ltd.
5.41%, 6/28/10 (l)	5,500,000	5,500,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	33,345,737	33,345,737
Pricoa Global Funding I
5.41%, 12/15/09 (l)	8,000,000	8,000,000
5.40%, 6/25/10 (l)	4,998,500	4,998,500
Tango Finance Corp.
5.38%, 6/25/09 (l)	9,992,750	9,992,750

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Total Capital S.A.
5.34%, 7/2/07	$9,995,550	$9,995,550

Total Short-Term Investments of Cash Collateral for Securities Loaned		409,101,033

Time Deposit (1.1%)
JPMorgan Chase Nassau
4.76%, 7/2/07	13,950,817	13,950,817

Total Short-Term Investments: (33.0%) (Amortized Cost $423,051,850)		423,051,850

Total Investments (131.9%) (Cost/Amortized Cost $1,438,086,965)		1,688,952,745
Other Assets Less Liabilities (-31.9%)		(408,281,071)

Net Assets (100%)		$1,280,671,674

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$500,697,383
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$610,354,886
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$264,675,598
Aggregate gross unrealized depreciation	(16,205,094)

Net unrealized appreciation	$248,470,504

Federal income tax cost of investments	$1,440,482,241

At June 30, 2007, the Portfolio had loaned securities with a total value of $399,120,398. This was secured by collateral of $409,101,033 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $82,218 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $4,066, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2007, the Portfolio incurred approximately $1,944 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $2,029,590 which expires in the year 2009.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.1%)
Auto Components (1.3%)
Autoliv, Inc.^	330,700	$18,806,909
BorgWarner, Inc.	262,100	22,551,084
Magna International, Inc., Class A	240,200	21,855,798

		63,213,791

Automobiles (0.3%)
General Motors Corp.^	366,700	13,861,260

Hotels, Restaurants & Leisure (1.2%)
McDonald’s Corp.	1,103,900	56,033,964

Household Durables (1.3%)
Black & Decker Corp.	255,900	22,598,529
Centex Corp.	250,300	10,037,030
KB Home^	439,100	17,287,367
Newell Rubbermaid, Inc.	7,020	206,599
Pulte Homes, Inc.^	505,400	11,346,230

		61,475,755

Leisure Equipment & Products (0.3%)
Mattel, Inc.	680,000	17,197,200

Media (3.4%)
CBS Corp., Class B	1,068,350	35,597,422
Citadel Broadcasting Corp.^	18,531	119,524
Comcast Corp., Class A*	976,500	27,459,180
Interpublic Group of Cos., Inc.*^	1,177,500	13,423,500
Time Warner, Inc.	2,999,700	63,113,688
Viacom, Inc., Class B*	576,600	24,003,858

		163,717,172

Multiline Retail (1.6%)
Dillards, Inc., Class A^	201,625	7,244,386
Family Dollar Stores, Inc.^	741,300	25,441,416
Macy’s, Inc.	827,000	32,898,060
Saks, Inc.^.	619,000	13,215,650

		78,799,512

Specialty Retail (1.8%)
Gap, Inc.	1,266,300	24,186,330
Home Depot, Inc.	265,000	10,427,750
Limited Brands, Inc.	685,700	18,822,465
Lowe’s Cos., Inc.	361,400	11,091,366
Office Depot, Inc.*	693,400	21,010,020

		85,537,931

Textiles, Apparel & Luxury Goods (0.9%)
Jones Apparel Group, Inc.	526,900	14,884,925
VF Corp.	339,000	31,045,620

		45,930,545

Total Consumer Discretionary		585,767,130

Consumer Staples (9.1%)
Beverages (0.4%)
Molson Coors Brewing Co., Class B^	232,000	21,450,720

Food & Staples Retailing (1.4%)
Kroger Co.	1,012,600	28,484,438
Safeway, Inc.	900,100	30,630,403
Wal-Mart Stores, Inc.	200,000	9,622,000

		68,736,841

Food Products (2.7%)
ConAgra Foods, Inc.	1,009,600	27,117,856
General Mills, Inc.	412,800	24,115,776
Kellogg Co.	468,795	24,278,893
Kraft Foods, Inc., Class A	883,895	31,157,299
Sara Lee Corp.	1,489,000	25,908,600

		132,578,424

Household Products (2.8%)
Colgate-Palmolive Co.	415,300	26,932,205
Kimberly-Clark Corp.	384,100	25,692,449
Procter & Gamble Co.	1,310,900	80,213,971

		132,838,625

Tobacco (1.8%)
Altria Group, Inc.	1,085,900	76,165,026
UST, Inc.^	159,600	8,572,116

		84,737,142

Total Consumer Staples		440,341,752

Energy (12.8%)
Oil, Gas & Consumable Fuels (12.8%)
BP plc (ADR)^	373,600	26,951,504
Chevron Corp.	1,725,900	145,389,816
ConocoPhillips	799,200	62,737,200
Exxon Mobil Corp.	3,238,982	271,685,810
Marathon Oil Corp.	942,800	56,530,288
Occidental Petroleum Corp.	136,200	7,883,256
Royal Dutch Shell plc, Class A (ADR)	328,200	26,649,840
Total S.A. (Sponsored ADR)	273,000	22,107,540

Total Energy		619,935,254

Financials (31.8%)
Capital Markets (2.2%)
Goldman Sachs Group, Inc.	53,200	11,531,100
Merrill Lynch & Co., Inc.	704,300	58,865,394
Morgan Stanley	307,800	25,818,264
Waddell & Reed Financial, Inc.^	326,400	8,489,664

		104,704,422

Commercial Banks (4.8%)
BB&T Corp.	184,500	7,505,460
Comerica, Inc.	489,600	29,116,512
Fifth Third Bancorp	499,600	19,869,092
KeyCorp	601,700	20,656,361
National City Corp.^	958,900	31,950,548
SunTrust Banks, Inc.	234,700	20,123,178
U.S. Bancorp.	897,100	29,559,445
Wachovia Corp.	590,800	30,278,500
Wells Fargo & Co.	1,192,500	41,940,225

		230,999,321

Diversified Financial Services (9.7%)
Bank of America Corp.	3,396,500	166,054,885
Citigroup, Inc.	3,565,700	182,884,753
JPMorgan Chase & Co.	2,516,700	121,934,115

		470,873,753

Insurance (10.6%)
ACE Ltd.	355,300	22,213,356
Allstate Corp.	365,000	22,451,150
Ambac Financial Group, Inc.	330,400	28,807,576
American International Group, Inc.	1,535,900	107,559,077
Chubb Corp.	312,800	16,934,992
Fidelity National Financial, Inc., Class A^	676,500	16,033,050
Genworth Financial, Inc., Class A	916,000	31,510,400
Hartford Financial Services Group, Inc.	363,700	35,828,087
MBIA, Inc.^	393,300	24,471,126
MetLife, Inc.	621,400	40,067,872
Old Republic International Corp.	1,021,200	21,710,712
PartnerReinsurance Ltd.^	108,600	8,416,500
Prudential Financial, Inc.	242,000	23,529,660
RenaissanceReinsurance Holdings Ltd.^	281,300	17,437,787
Torchmark Corp.	80,200	5,373,400

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Travelers Cos., Inc.	878,700	$47,010,450
Unum Group	784,800	20,491,128
XL Capital Ltd., Class A	257,500	21,704,675

		511,550,998

Thrifts & Mortgage Finance (4.5%)
Astoria Financial Corp.^	446,445	11,178,983
Countrywide Financial Corp.	1,019,700	37,066,095
Fannie Mae	937,550	61,250,141
Freddie Mac	697,600	42,344,320
MGIC Investment Corp.^	372,500	21,180,350
Washington Mutual, Inc.	1,063,700	45,356,168

		218,376,057

Total Financials		1,536,504,551

Health Care (6.5%)
Health Care Providers & Services (0.9%)
AmerisourceBergen Corp.^	223,800	11,071,386
McKesson Corp.	453,200	27,028,848
Tenet Healthcare Corp.*^	623,400	4,058,334

		42,158,568

Pharmaceuticals (5.6%)
Eli Lilly & Co.	570,500	31,879,540
Johnson & Johnson	370,000	22,799,400
Merck & Co., Inc.	952,000	47,409,600
Pfizer, Inc.	5,570,800	142,445,356
Schering-Plough Corp.	919,900	28,001,756

		272,535,652

Total Health Care		314,694,220

Industrials (8.1%)
Aerospace & Defense (1.3%)
Boeing Co.	260,800	25,078,528
Northrop Grumman Corp.	465,400	36,240,698

		61,319,226

Commercial Services & Supplies (0.4%)
Pitney Bowes, Inc.	420,300	19,678,446

Industrial Conglomerates (4.1%)
General Electric Co.	4,495,500	172,087,740
Tyco International Ltd.*	725,000	24,497,750

		196,585,490

Machinery (2.3%)
Cummins, Inc.	154,800	15,667,308
Eaton Corp.	303,800	28,253,400
Ingersoll-Rand Co., Ltd., Class A	174,400	9,560,608
PACCAR, Inc.	375,300	32,666,112
SPX Corp.	278,900	24,490,209

		110,637,637

Total Industrials		388,220,799

Information Technology (3.9%)
Communications Equipment (0.9%)
Cisco Systems, Inc.*	549,700	15,309,145
Nokia Oyj (ADR)^	951,600	26,749,476

		42,058,621

Computers & Peripherals (1.1%)
International Business Machines Corp.	322,000	33,890,500
Lexmark International, Inc., Class A*^	342,300	16,878,813

		50,769,313

Electronic Equipment & Instruments (1.2%)
Arrow Electronics, Inc.*	244,900	9,411,507
Avnet, Inc.*	172,900	6,853,756
Celestica, Inc.*^	276,100	1,725,625
Flextronics International Ltd.*^	1,843,700	19,911,960
Sanmina-SCI Corp.*^	1,589,400	4,974,822
Solectron Corp.*	2,763,600	10,170,048
Tech Data Corp.*	179,700	6,911,262

		59,958,980

IT Services (0.2%)
Electronic Data Systems Corp.	432,500	11,993,225

Software (0.5%)
Microsoft Corp.	753,600	22,208,592

Total Information Technology		186,988,731

Materials (4.6%)
Chemicals (2.2%)
Ashland, Inc.	313,300	20,035,535
Dow Chemical Co.	723,900	32,010,858
E.I. du Pont de Nemours & Co.	706,500	35,918,460
Lubrizol Corp.	264,800	17,092,840

		105,057,693

Containers & Packaging (1.7%)
Crown Holdings, Inc.*	771,100	19,254,367
Owens-Illinois, Inc.*^	714,900	25,021,500
Smurfit-Stone Container Corp.*^	719,500	9,576,545
Temple-Inland, Inc.	508,700	31,300,311

		85,152,723

Metals & Mining (0.7%)
Arcelor Mittal, Class A (N.Y. Shares)^	515,900	32,192,160

Total Materials		222,402,576

Telecommunication Services (6.9%)
Diversified Telecommunication Services (5.1%)
AT&T, Inc.	3,289,700	136,522,550
Embarq Corp.	117,600	7,452,312
Verizon Communications, Inc.	2,410,400	99,236,168

		243,211,030

Wireless Telecommunication Services (1.8%)
American Tower Corp., Class A*	225,000	9,450,000
Sprint Nextel Corp.	2,412,100	49,954,591
Vodafone Group plc (ADR)^	835,300	28,091,139

		87,495,730

Total Telecommunication Services		330,706,760

Utilities (1.4%)
Electric Utilities (1.1%)
Allegheny Energy, Inc.*	478,500	24,757,590
Entergy Corp.	57,148	6,134,838
Northeast Utilities^	179,500	5,090,620
Pinnacle West Capital Corp.^	445,100	17,737,235

		53,720,283

Independent Power Producers & Energy Traders (0.3%)
Constellation Energy Group, Inc.	138,900	12,107,913

Multi-Utilities (0.0%)
Wisconsin Energy Corp.	45,400	2,008,042

Total Utilities		67,836,238

Total Common Stocks (97.2%) (Cost $3,797,659,478)		4,693,398,011

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.5%)
Amsterdam Funding Corp.
5.35%, 7/2/07	$9,995,542	9,995,542
Atlantic Asset Securitization LLC
5.37%, 7/2/07	14,993,288	14,993,288
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	5,000,000	5,000,000

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of Montreal/Chicago
5.37%, 3/12/09 (l)	$10,000,000	$10,000,000
BCP Finance Bank Ltd.
5.37%, 7/29/08	10,000,000	10,000,000
Beta Finance, Inc.
5.37%, 3/10/08 (l)	9,998,569	9,998,569
Calyon/New York
5.37%, 10/14/08	14,995,427	14,995,427
Citigroup Global Markets, Inc.
5.45%, 7/6/07 (l)	13,100,000	13,100,000
Comerica Bank
5.35%, 3/16/09 (l)	9,998,949	9,998,949
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	7,000,000	7,000,000
Dresdner U.S. Finance, Inc.
5.33%, 7/2/07	9,995,558	9,995,558
Ebbets Funding plc
5.44%, 7/2/07	9,995,467	9,995,467
G.X. Clarke & Co., Repurchase Agreement
5.42%, 7/2/07 (r)	45,000,001	45,000,001
Goldman Sachs Group, Inc.
5.50%, 7/29/08 (l)	10,000,000	10,000,000
Intesa Funding LLC
5.33%, 7/2/07	9,995,558	9,995,558
Lehman Holdings, Inc.
5.50%, 6/30/09 (l)	10,000,000	10,000,000
Merrill Lynch & Co., Inc.
5.42%, 6/29/09 (l)	5,000,000	5,000,000
Merrill Lynch Mortgage Capital, Inc.
5.47%, 7/5/07 (l)	5,000,000	5,000,000
MetLife, Inc.
5.42%, 12/17/07 (l)	12,000,000	12,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	15,000,000	15,000,000
Morgan Stanley
5.56%, 7/29/08 (l)	15,000,000	15,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	4,378,766	4,378,766
Pricoa Global Funding I
5.37%, 9/22/08 (l)	10,000,000	10,000,000
Sedna Financial, Inc.
5.32%, 7/27/07	7,893,833	7,893,833
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	7,000,000	7,000,000
Tango Finance Corp.
5.38%, 6/25/09 (l)	6,994,925	6,994,925
Total Capital S.A.
5.34%, 7/2/07	9,995,550	9,995,550
Tulip Funding Corp.
5.38%, 7/30/07	4,976,222	4,976,222
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	1,999,807	1,999,807
Wells Fargo & Co.
5.49%, 6/29/09 (l)	7,500,000	7,500,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		312,807,462

Time Deposit (2.5%)
JPMorgan Chase Nassau
4.76%, 7/2/07	124,371,434	124,371,434

Total Short-Term Investments (9.0%) (Amortized Cost $437,178,896)		437,178,896

Total Investments (106.2%) (Cost/Amortized Cost $4,234,838,374)		5,130,576,907
Other Assets Less Liabilities (-6.2%)		(301,013,897)

Net Assets (100%)		$4,829,563,010

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$698,393,728
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$512,651,809
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$946,951,870
Aggregate gross unrealized depreciation	(51,332,940)

Net unrealized appreciation	$895,618,930

Federal income tax cost of investments	$4,234,957,977

At June 30, 2007, the Portfolio had loaned securities with a total value of $304,686,231. This was secured by collateral of $312,807,462 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (34.8%)
Diversified Consumer Services (3.3%)
Career Education Corp.*	2,200	$74,294
H&R Block, Inc.^	79,875	1,866,679

		1,940,973

Hotels, Restaurants & Leisure (7.4%)
Carnival Corp.	51,700	2,521,409
Yum! Brands, Inc.	53,800	1,760,336

		4,281,745

Household Durables (8.0%)
Black & Decker Corp.	21,300	1,881,003
Mohawk Industries, Inc.*	27,500	2,771,725

		4,652,728

Leisure Equipment & Products (1.1%)
Mattel, Inc.	25,500	644,895

Media (15.0%)
CBS Corp., Class B	64,500	2,149,140
Gannett Co., Inc.	33,300	1,829,835
Harte-Hanks, Inc.^	31,900	819,192
Interpublic Group of Cos., Inc.*^	84,600	964,440
McClatchy Co., Class A^	41,600	1,052,896
Omnicom Group, Inc.	36,800	1,947,456

		8,762,959

Total Consumer Discretionary		20,283,300

Consumer Staples (8.1%)
Beverages (3.1%)
Constellation Brands, Inc., Class A*^	73,500	1,784,580

Household Products (5.0%)
Clorox Co.	24,300	1,509,030
Energizer Holdings, Inc.*	14,200	1,414,320

		2,923,350

Total Consumer Staples		4,707,930

Financials (22.6%)
Capital Markets (12.4%)
Franklin Resources, Inc.	10,200	1,351,194
Janus Capital Group, Inc.	73,300	2,040,672
Northern Trust Corp.	36,700	2,357,608
T. Rowe Price Group, Inc.	28,300	1,468,487

		7,217,961

Commercial Banks (3.4%)
City National Corp./California^	25,800	1,963,122

Insurance (5.1%)
Aflac, Inc.	31,000	1,593,400
HCC Insurance Holdings, Inc.^	41,900	1,399,879

		2,993,279

Thrifts & Mortgage Finance (1.7%)
Countrywide Financial Corp.	27,600	1,003,260

Total Financials		13,177,622

Health Care (10.8%)
Health Care Equipment & Supplies (3.7%)
Baxter International, Inc.	38,100	2,146,554

Health Care Technology (3.9%)
IMS Health, Inc.	70,600	2,268,378

Life Sciences Tools & Services (3.2%)
Thermo Fisher Scientific, Inc.*	35,900	1,856,748

Total Health Care		6,271,680

Industrials (12.2%)
Building Products (2.3%)
USG Corp.*^	27,000	1,324,080

Commercial Services & Supplies (9.9%)
Dun & Bradstreet Corp.	17,000	1,750,660
Equifax, Inc.^	39,700	1,763,474
Pitney Bowes, Inc.	48,300	2,261,406

		5,775,540

Total Industrials		7,099,620

Information Technology (8.1%)
Electronic Equipment & Instruments (1.8%)
Anixter International, Inc.*^	13,800	1,037,898

IT Services (6.3%)
Accenture Ltd., Class A	54,700	2,346,083
Hewitt Associates, Inc., Class A*	41,200	1,318,400

		3,664,483

Total Information Technology		4,702,381

Total Common Stocks (96.6%) (Cost $49,780,005)		56,242,533

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (20.0%)
CDC Financial Products, Inc.
5.43%, 8/29/07 (l)	$250,000	250,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	11,160,698	11,160,698
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	250,000	250,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		11,660,698

Time Deposit (3.5%)
JPMorgan Chase Nassau
4.76%, 7/2/07	2,030,947	2,030,947

Total Short-Term Investments (23.5%) (Amortized Cost $13,691,645)		13,691,645

Total Investments (120.1%) (Cost/Amortized Cost $63,471,650)		69,934,178
Other Assets Less Liabilities (-20.1%)		(11,705,038)

Net Assets (100%)		$58,229,140

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$21,107,018
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$6,365,276

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,211,422
Aggregate gross unrealized depreciation	(835,181)

Net unrealized appreciation	$6,376,241

Federal income tax cost of investments	$63,557,937

At June 30, 2007, the Portfolio had loaned securities with a total value of $11,467,824. This was secured by collateral of $11,660,698 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS (A):
Automobiles & Components (0.5%)
Aftermarket Technology Corp.*	6,242	$185,263
ArvinMeritor, Inc.	4,120	91,464
Shiloh Industries, Inc.	8	97
Spartan Motors, Inc.	13,479	229,413
TRW Automotive Holdings Corp.*	9,940	366,090

		872,327

Banks (3.0%)
1st Independence Financial Group, Inc.	40	691
1st Source Corp.	684	17,045
Alliance Financial Corp./New York	49	1,290
American Community Bancshares, Inc.	1,991	22,697
Ameris Bancorp.	1,702	38,244
Banner Corp.	130	4,428
Bar Harbor Bankshares	5	158
Berkshire Hills Bancorp, Inc.	3,696	116,461
Beverly Hills Bancorp, Inc.	10,780	84,300
BNCCORP, Inc.*	730	13,600
BOE Financial Services of Virginia, Inc.	300	8,670
Britton & Koontz Capital Corp.	700	12,313
Camco Financial Corp.	645	8,037
Carver Bancorp, Inc.	1,470	23,520
CFS Bancorp, Inc.	4,291	62,305
Citizens South Banking Corp.	94	1,186
City Holding Co.	4,300	164,819
Codorus Valley Bancorp, Inc.	11	198
Community Bankshares, Inc./South Carolina	1,200	17,760
Community Capital Corp.	2,086	41,511
Community Financial Corp./Virginia	1,200	13,716
Community Shores Bank Corp.*	10	113
Community West Bancshares	16	192
Cowlitz Bancorp*	500	8,125
Farmer Mac, Class C	5,150	176,233
Farmers Capital Bank Corp.	3,947	114,187
Fidelity Southern Corp.	2,200	37,180
First Bancorp of Indiana, Inc.	400	6,156
First Bancshares, Inc./Missouri	100	1,651
First BancTrust Corp.	20	241
First California Financial Group, Inc.*	1,140	13,691
First Capital, Inc.	110	1,980
First Defiance Financial Corp.	1,476	44,014
First Federal Bancshares of Arkansas, Inc.	1,000	23,670
First Federal Bankshares, Inc.	970	18,857
First Franklin Corp.	400	5,700
First Indiana Corp.	5,681	125,664
First M&F Corp.	600	11,178
First Merchants Corp.	420	10,093
First Place Financial Corp./Ohio	6,600	139,392
First United Corp.	3,300	65,505
First West Virginia Bancorp, Inc.	100	1,950
FNB United Corp.	2,400	38,376
Franklin Bank Corp./Texas*	11,599	172,825
Great Southern Bancorp, Inc.	1,757	47,527
GS Financial Corp.	200	4,150
Guaranty Federal Bancshares, Inc.	10	301
Hawthorn Bancshares, Inc.	280	9,100
HF Financial Corp.	980	17,170
HMN Financial, Inc.	1,230	43,234
Home Federal Bancorp/Indiana	220	6,299
HopFed Bancorp, Inc.	40	644
Horizon Bancorp/Indiana	100	2,712
Integra Bank Corp.	6,130	131,611
ITLA Capital Corp.	3,000	156,360
Leesport Financial Corp.	551	10,981
LSB Bancshares, Inc./North Carolina	1,520	20,748
MASSBANK Corp.	200	6,680
MGIC Investment Corp.	23,314	1,325,634
MidWestOne Financial Group, Inc.	2,000	35,000
Monarch Community Bancorp, Inc.	1,500	17,872
MutualFirst Financial, Inc.	200	3,676
National Bankshares, Inc.	570	11,645
New Hampshire Thrift Bancshares, Inc.	310	4,526
North Central Bancshares, Inc.	100	4,042
Northrim BanCorp, Inc.	105	2,868
Pacific Premier Bancorp, Inc.*	2,581	27,591
Park Bancorp, Inc.	100	3,087
Parkvale Financial Corp.	1,070	31,790
Peoples Bancorp of North Carolina, Inc.	1,039	20,525
Peoples Bancorp/Indiana	100	1,851
Pinnacle Bancshares, Inc.	300	4,335
Provident Community Bancshares, Inc.	510	10,455
Provident Financial Holdings, Inc.	2,801	70,025
Radian Group, Inc.	8,628	465,912
Republic First Bancorp, Inc.*	3,518	33,773
Rurban Financial Corp.	100	1,275
Shore Bancshares, Inc.	2,104	54,283
Shore Financial Corp.	380	5,164
Simmons First National Corp., Class A	6,800	187,612
Southern Missouri Bancorp, Inc.	340	5,083
Southwest Bancorp, Inc./Oklahoma	6,921	166,381
Team Financial, Inc.	400	6,216
TF Financial Corp.	1,700	51,391
Tower Financial Corp.	200	2,990
United Bancshares, Inc./Ohio	10	153
United Community Financial Corp./Ohio	4,940	49,301
United Security Bancshares, Inc./Alabama	706	17,876
Unity Bancorp, Inc.	701	7,902
Vineyard National Bancorp	4,809	110,463
W Holding Co., Inc.	36,128	95,378
Wainwright Bank & Trust Co.	115	1,505
Washington Savings Bank F.S.B./Maryland	1,670	13,777
Willow Financial Bancorp, Inc.	210	2,730
WSFS Financial Corp.	3,100	202,833

		5,184,359

Capital Goods (9.6%)
AAR Corp.*	6,100	201,361
Acuity Brands, Inc.	1,650	99,462
AGCO Corp.*	35,500	1,541,055
Ameron International Corp.	300	27,057
Astec Industries, Inc.*	290	12,244
AZZ, Inc.*	4,920	165,558

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Baldwin Technology Co. Inc., Class A*	8,340	$50,290
Chase Corp.	1,400	23,520
Chicago Rivet & Machine Co.	230	5,837
Ducommun, Inc.*	6,940	178,566
Eastern Co.	600	17,436
EDO Corp.	470	15,449
EMCOR Group, Inc.*	200	14,580
EnPro Industries, Inc.*	8,600	367,994
Espey Manufacturing & Electronics Corp.	120	2,891
Gehl Co.*	3,870	117,493
Granite Construction, Inc.	15,159	972,905
Hardinge, Inc.	1,280	43,558
Hurco Cos., Inc.*	4,590	229,408
Huttig Building Products, Inc.*	11,800	89,326
II-VI, Inc.*	3,220	87,487
Industrial Distribution Group, Inc.*	2,527	28,530
InfraSource Services, Inc.*	4,580	169,918
K-Tron International, Inc.*	600	60,822
Kadant, Inc.*	9,280	289,536
Kaman Corp.	230	7,174
Kennametal, Inc.	16,830	1,380,565
Key Technology, Inc.*	100	2,240
L.S. Starrett Co., Class A	1,290	23,633
Lawson Products, Inc.	718	27,787
Lydall, Inc.*	10,180	148,730
Meadow Valley Corp.*	2,770	38,974
Middleby Corp.*	468	27,996
NACCO Industries, Inc., Class A	2,500	388,725
Nortech Systems, Inc.*	303	2,248
Orbital Sciences Corp.*	1,100	23,111
Perini Corp.*	10,900	670,677
Precision Castparts Corp.	2,490	302,186
Preformed Line Products Co.	700	33,607
Quanta Services, Inc.*	38,000	1,165,460
Regal-Beloit Corp.	4,044	188,208
Robbins & Myers, Inc.	4,510	239,616
Rush Enterprises, Inc., Class A*	2,761	59,969
Rush Enterprises, Inc., Class B*	6,616	138,539
Sequa Corp., Class A*	1,280	143,360
Shaw Group, Inc.*	1,890	87,488
Simclar, Inc.*	2,440	14,957
SL Industries, Inc.*	400	6,992
SPX Corp.	5,580	489,980
Standex International Corp.	6,100	173,484
Supreme Industries, Inc., Class A	6,500	45,110
Sypris Solutions, Inc.	841	6,745
Teledyne Technologies, Inc.*	15,200	698,440
Teleflex, Inc.	7,630	623,981
Tennant Co.	4,660	170,090
Terex Corp.*	12,254	996,250
Tredegar Corp.	180	3,834
Trinity Industries, Inc.	39,044	1,699,976
Twin Disc, Inc.	1,220	87,730
Universal Security Instruments, Inc.*	63	1,976
URS Corp.*	21,600	1,048,680
W.W. Grainger, Inc.	1,570	146,089
Watts Water Technologies, Inc., Class A	7,940	297,512
Willis Lease Finance Corp.*	4,300	49,966

		16,474,368

Commercial Services & Supplies (3.9%)
A.T. Cross Co., Class A*	300	3,510
ABM Industries, Inc.	2,880	74,333
Angelica Corp.	1,130	23,820
Bowne & Co., Inc.	12,340	240,753
CBIZ, Inc.*	8,856	65,092
CDI Corp.	8,680	279,496
Champion Industries, Inc.	2,560	18,432
Comfort Systems USA, Inc.	22,730	322,311
Consolidated Graphics, Inc.*	6,900	478,032
CRA International, Inc.*	1,270	61,214
Dun & Bradstreet Corp.	14,580	1,501,448
Ecology And Environment, Inc., Class A	650	8,353
Exponent, Inc.*	2,400	53,688
GEO Group, Inc.*	8,820	256,662
GP Strategies Corp.*	6,365	69,251
Heidrick & Struggles International, Inc.*	7,820	400,697
Hudson Highland Group, Inc.*	1,000	21,390
IKON Office Solutions, Inc.	100	1,561
Kelly Services, Inc., Class A	12,300	337,758
Kforce, Inc.*	20,100	321,198
Korn/Ferry International*	2,800	73,528
Layne Christensen Co.*	220	9,009
Manpower, Inc.	1,650	152,196
Nashua Corp.*	900	9,711
National Technical Systems, Inc.*	5,200	35,100
North American Galvanizing & Coating, Inc.*	195	1,673
RCM Technologies, Inc.*	8,400	65,436
Spherion Corp.*	32,280	303,109
Standard Register Co.	790	9,006
Steelcase, Inc., Class A	25,695	475,358
TeleTech Holdings, Inc.*	20,491	665,548
Tufco Technologies, Inc.*	470	3,854
Volt Information Sciences, Inc.*	6,555	120,874
VSE Corp.	2,800	103,124
Waste Industries USA, Inc.	1,971	67,290
Westaff, Inc.*	2,244	9,739

		6,643,554

Consumer Durables & Apparel (2.8%)
American Biltrite, Inc.*	420	3,683
American Greetings Corp., Class A	3,850	109,070
Avatar Holdings, Inc.*	2,435	187,349
Callaway Golf Co.	2,600	46,306
Columbia Sportswear Co.	3,300	226,644
Craftmade International, Inc.	161	2,755
CSS Industries, Inc.	3,600	142,596
Culp, Inc.*	8,050	72,530
Deckers Outdoor Corp.*	3,176	320,458
Decorator Industries, Inc.	430	2,989
Delta Apparel, Inc.	2,310	41,927
Directed Electronics, Inc.*	2,848	25,176
GameTech International, Inc.*	200	1,900
Hooker Furniture Corp.	2,845	63,842
Jaclyn, Inc.*	930	10,583
JAKKS Pacific, Inc.*	16,109	453,307
Kimball International, Inc., Class B	9,210	129,032
La-Z-Boy, Inc.	18,000	206,280
LaCrosse Footwear, Inc.	110	1,988
LOUD Technologies, Inc.*	576	5,149
Man Sang Holdings, Inc.*	3,430	28,984
Movado Group, Inc.	9,490	320,193
National Presto Industries, Inc.	940	58,600
Oakley, Inc.	90	2,556
P&F Industries, Inc., Class A*	200	2,254
Perry Ellis International, Inc.*	687	22,101

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Phillips-Van Heusen Corp.	12,160	$736,531
Polo Ralph Lauren Corp.	2,260	221,729
Q.E.P. Co., Inc.*	1,580	9,875
R.G. Barry Corp.*	4,910	58,183
RC2 Corp.*	4,780	191,248
Skechers U.S.A., Inc., Class A*	7,120	207,904
Skyline Corp.	3,898	116,979
Syntax-Brillian Corp.*	28,475	140,097
Universal Electronics, Inc.*	7,933	288,127
Velcro Industries N.V.	570	10,579
Weyco Group, Inc.	2,487	66,975
Whirlpool Corp.	2,510	279,112

		4,815,591

Consumer Services (3.5%)
Ark Restaurants Corp.	145	5,364
Bob Evans Farms, Inc.	16,834	620,333
Bowl America, Inc.	2,800	47,740
Brinker International, Inc.	25,946	759,439
Burger King Holdings, Inc.	12,300	323,982
Carriage Services, Inc.*	1,570	12,968
CBRL Group, Inc.	16,226	689,281
Champps Entertainment, Inc.*	2,079	9,875
CKE Restaurants, Inc.	10,237	205,457
CPI Corp.	1,500	104,250
Famous Dave’s of America, Inc.*	200	4,456
Frisch’s Restaurants, Inc.	3,500	106,890
ILX Resorts, Inc.	880	8,580
Interstate Hotels & Resorts, Inc.*	5,010	26,152
J. Alexander’s Corp.	850	12,325
Jack in the Box, Inc.*	760	53,914
Marcus Corp.	8,820	209,563
Max & Erma’s Restaurants, Inc.*	1,390	12,454
Nathan’s Famous, Inc.*	1,120	19,376
Nobel Learning Communities, Inc.*	920	13,414
O’Charley’s, Inc.	3,256	65,641
Red Lion Hotels Corp.*	10,000	128,500
Rubio’s Restaurants, Inc.*	420	4,255
Ruby Tuesday, Inc.	630	16,588
Service Corp. International	103,539	1,323,228
Silverleaf Resorts, Inc.*	17,970	106,922
Speedway Motorsports, Inc.	7,246	289,695
Star Buffet, Inc.	1,700	14,450
Stewart Enterprises, Inc., Class A	60,165	468,685
WMS Industries, Inc.*	14,550	419,913

		6,083,690

Diversified Financials (3.6%)
A.G. Edwards, Inc.	3,802	321,459
Advanta Corp., Class A	660	18,751
Advanta Corp., Class B	1,455	45,309
Asta Funding, Inc.	3,673	141,153
Cohen & Steers, Inc.	5,900	256,355
Dollar Financial Corp.*	6,066	172,881
Eaton Vance Corp.	1,900	83,942
EZCORP, Inc., Class A*	8,683	114,963
Financial Federal Corp.	11,440	341,141
First Marblehead Corp.	5,515	213,100
IntercontinentalExchange, Inc.*	4,250	628,363
Knight Capital Group, Inc., Class A*	53,694	891,320
Paulson Capital Corp.*	300	1,605
PICO Holdings, Inc.*	3,644	157,639
QC Holdings, Inc.	100	1,500
Raymond James Financial, Inc.	24,280	750,252
SEI Investments Co.	31,430	912,727
SWS Group, Inc.	11,880	256,846
Waddell & Reed Financial, Inc., Class A	34,840	906,188
WebFinancial Corp.*	910	13,181

		6,228,675

Energy (7.7%)
Adams Resources & Energy, Inc.	1,610	48,042
ATP Oil & Gas Corp.*	240	11,674
Bronco Drilling Co., Inc.*	7,700	126,357
Complete Production Services, Inc.*	3,540	91,509
Dawson Geophysical Co.*	690	42,407
ENSCO International, Inc.	28,100	1,714,381
Global Industries Ltd.*	3,220	86,360
GulfMark Offshore, Inc.*	8,900	455,858
Helmerich & Payne, Inc.	12,870	455,855
Holly Corp.	14,090	1,045,337
Hornbeck Offshore Services, Inc.*	10,100	391,476
Input/Output, Inc.*	37,800	590,058
Marathon Oil Corp.	86	5,157
Mariner Energy, Inc.*	33,390	809,707
Pride International, Inc.*	17,710	663,417
Rosetta Resources, Inc.*	7,770	167,366
Rowan Cos., Inc.	1,370	56,143
SEACOR Holdings, Inc.*	9,030	843,041
Superior Energy Services, Inc.*	40,754	1,626,900
Tidewater, Inc.	27,380	1,940,694
Trico Marine Services, Inc.*	5,700	233,016
Unit Corp.*	20,493	1,289,215
Western Refining, Inc.	10,250	592,450

		13,286,420

Food & Staples Retailing (0.7%)
Arden Group, Inc., Class A	583	79,521
Longs Drug Stores Corp.	7,830	411,231
Performance Food Group Co.*	1,310	42,562
Spartan Stores, Inc.	11,245	370,073
Topps Co., Inc.	5,717	60,086
Weis Markets, Inc.	6,100	247,111

		1,210,584

Food, Beverage & Tobacco (1.4%)
Corn Products International, Inc.	28,690	1,303,960
Diamond Foods, Inc.	8,330	146,191
J & J Snack Foods Corp.	2,030	76,612
Omega Protein Corp.*	10,880	100,749
Seaboard Corp.	300	703,500
Seneca Foods Corp., Class B*	300	8,168
Tasty Baking Co.	5,580	58,367

		2,397,547

Health Care Equipment & Services (4.1%)
Align Technology, Inc.*	6,060	146,410
Allied Healthcare Products, Inc.*	2,738	17,907
Amedisys, Inc.*	12,655	459,756
American Shared Hospital Services	2,500	14,625
Analogic Corp.	3,880	285,219
Angeion Corp.*	2,700	21,870
Atrion Corp.	220	21,560
Cutera, Inc.*	4,356	108,552
Dade Behring Holdings, Inc.	45	2,390
Datascope Corp.	5,380	205,946
Edwards Lifesciences Corp.*	6,410	316,269
Gentiva Health Services, Inc.*	3,103	62,246
Hanger Orthopedic Group, Inc.*	10,280	111,024
Health Net, Inc.*	3,453	182,318
HLTH Corp.*	93,185	1,305,522
Humana, Inc.*	21,300	1,297,383

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Immucor, Inc.*	16,378	$458,093
Integra LifeSciences Holdings Corp.*	360	17,791
IntegraMed America, Inc.*	1,384	15,498
Kewaunee Scientific Corp.	1,370	17,769
Kindred Healthcare, Inc.*	1,480	45,466
Manor Care, Inc.	976	63,723
MedCath Corp.*	4,501	143,132
National Dentex Corp.*	3,210	60,252
National Healthcare Corp.	265	13,674
Nutraceutical International Corp.*	6,300	104,391
Omnicell, Inc.*	13,000	270,140
Orthofix International N.V.*	7,220	324,683
Res-Care, Inc.*	11,761	248,628
Sonic Innovations, Inc.*	13,634	119,297
Span-America Medical Systems, Inc.	1,700	43,112
SRI/Surgical Express, Inc.*	261	1,357
SunLink Health Systems, Inc.*	790	4,977
Theragenics Corp.*	15,390	64,176
TriZetto Group, Inc.*	20,196	390,995
Zoll Medical Corp.*	5,201	116,034

		7,082,185

Household & Personal Products (0.5%)
China Precision Steel, Inc.*	2,800	8,848
Estee Lauder Cos., Inc., Class A	10,780	490,598
Geopharma, Inc.*	4,037	16,148
Natural Alternatives International, Inc.*	3,700	26,677
Nu Skin Enterprises, Inc., Class A	18,890	311,685
Oil-Dri Corp. of America	2,362	41,453
Schiff Nutrition International, Inc.*	1,700	11,135

		906,544

Insurance (6.7%)
Alleghany Corp.*	21	8,293
Allied World Assurance Holdings Ltd./Bermuda	2,890	148,112
American Financial Group, Inc./Ohio	23,780	812,087
American National Insurance Co.	2,444	372,954
American Safety Insurance Holdings Ltd.*	700	16,681
Arch Capital Group Ltd.*	23,819	1,727,830
Aspen Insurance Holdings Ltd.	38,770	1,088,274
Axis Capital Holdings Ltd.	35,779	1,454,416
CNA Financial Corp.	19,600	934,724
Crawford & Co., Class B	6,040	40,830
Delphi Financial Group, Inc., Class A	6,750	282,285
Endurance Specialty Holdings Ltd.	19,670	787,587
FBL Financial Group, Inc., Class A	2,000	78,640
Hanover Insurance Group, Inc.	1,560	76,112
Horace Mann Educators Corp.	9,090	193,072
IPC Holdings Ltd.	2,330	75,236
Kansas City Life Insurance Co.	10	465
Max Capital Group Ltd.	20,499	580,122
Meadowbrook Insurance Group, Inc.*	4,550	49,868
National Western Life Insurance Co., Class A	1,005	254,185
NYMAGIC, Inc.	1,830	73,566
PartnerReinsurance Ltd.	6,770	524,675
Platinum Underwriters Holdings Ltd.	25,210	876,047
Reinsurance Group of America, Inc.	15,400	927,696
Unico American Corp.*	2,560	34,074
United America Indemnity Ltd., Class A*	3,550	88,289
Wesco Financial Corp.	200	77,000

		11,583,120

Materials (7.1%)
Allegheny Technologies, Inc.	20,300	2,129,064
Bemis Co., Inc.	12,760	423,377
Carpenter Technology Corp.	5,860	763,616
CF Industries Holdings, Inc.	4,800	287,472
Chaparral Steel Co.	1,126	80,926
Chesapeake Corp.	10,200	128,214
FMC Corp.	21,300	1,904,007
Friedman Industries, Inc.	450	4,342
Glatfelter	19,510	265,141
Greif, Inc., Class A	2,990	178,234
Innospec, Inc.	5,910	349,931
Martin Marietta Materials, Inc.	820	132,856
Material Sciences Corp.*	8,420	99,272
Metal Management, Inc.	13,240	583,487
NN, Inc.	6,365	75,107
Northwest Pipe Co.*	310	11,027
Packaging Corp. of America	34,190	865,349
Penford Corp.	1,158	31,602
Rock of Ages Corp.*	4,400	22,000
Ryerson, Inc.	70	2,635
Schulman (A.), Inc.	7,860	191,234
Southern Copper Corp.	12,300	1,159,398
Stepan Co.	3,259	98,682
United States Steel Corp.	19,500	2,120,625
Universal Stainless & Alloy Products, Inc.*	2,700	95,121
Vulcan Materials Co.	400	45,816
Wausau Paper Corp.	18,810	252,054

		12,300,589

Media (1.0%)
Alloy, Inc.*	6,990	69,900
Citadel Broadcasting Corp.	12,711	81,986
Harris Interactive, Inc.*	1,089	5,826
Mediacom Communications Corp., Class A*	28,100	272,289
Meredith Corp.	3,050	187,880
New Frontier Media, Inc.	7,810	68,103
Playboy Enterprises, Inc., Class A*	14,350	167,034
Regal Entertainment Group, Class A	11,402	250,046
Regent Communications, Inc.*	2,978	9,976
Scholastic Corp.*	13,619	489,467
Traffix, Inc.	5,527	30,399
Triple Crown Media, Inc.*	2,920	27,214
Value Line, Inc.	100	4,390

		1,664,510

Pharmaceuticals & Biotechnology (4.3%)
Albany Molecular Research, Inc.*	13,087	194,342
Bio-Rad Laboratories, Inc., Class A*	5,280	399,010
Celgene Corp.*	31,911	1,829,458
Harvard Bioscience, Inc.*	19,638	103,100
Kendle International, Inc.*	5,747	211,317
King Pharmaceuticals, Inc.*	77,100	1,577,466
MEDTOX Scientific, Inc.*	4,400	128,920

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
New Brunswick Scientific Co., Inc.*	2,080	$16,598
Pain Therapeutics, Inc.*	18,200	158,522
Parexel International Corp.*	16,340	687,260
PerkinElmer, Inc.	48,200	1,256,092
Perrigo Co.	31,248	611,836
Sciele Pharma, Inc.*	12,683	298,811

		7,472,732

Real Estate (3.4%)
Ashford Hospitality Trust, Inc. (REIT)	28,054	329,915
CBL & Associates Properties, Inc. (REIT)	3,369	121,452
Douglas Emmett, Inc. (REIT)	30,020	742,695
Extra Space Storage, Inc. (REIT)	25,460	420,090
FelCor Lodging Trust, Inc. (REIT)	1,970	51,279
Gladstone Commercial Corp. (REIT)	2,160	42,336
Income Opportunity Realty Investors (REIT)*	610	2,934
Intergroup Corp.*	100	1,824
iStar Financial, Inc. (REIT)	7,943	352,113
J.W. Mays, Inc.*	200	4,575
LTC Properties, Inc. (REIT)	7,200	163,800
Medical Properties Trust, Inc. (REIT)	17,010	225,042
MHI Hospitality Corp.	1,680	17,993
Mission West Properties, Inc. (REIT)	7,370	102,738
Monmouth Capital Corp.	2,376	13,116
Monmouth, Class A (REIT)	5,358	46,561
National Retail Properties, Inc. (REIT)	22,070	482,450
One Liberty Properties, Inc. (REIT)	5,020	114,255
Ramco-Gershenson Properties Trust (REIT)	6,922	248,707
Reis, Inc.*	940	8,535
Republic Property Trust (REIT)	13,805	169,111
Strategic Hotels & Resorts, Inc. (REIT)	32,683	735,041
Stratus Properties, Inc.*	100	3,450
Sunstone Hotel Investors, Inc. (REIT)	34,650	983,714
Supertel Hospitality, Inc. (REIT)	6,480	54,886
United Capital Corp.*	600	17,250
Urstadt Biddle Properties, Inc. (REIT)	400	7,140
Urstadt Biddle Properties, Inc., Class A (REIT)	14,890	253,279
Winthrop Realty Trust (REIT)	19,670	135,920

		5,852,201

Retailing (5.7%)
1-800-FLOWERS.COM, Inc., Class A*	17,146	161,687
Aaron Rents, Inc.	4,140	120,888
Aaron Rents, Inc., Class A	3,210	83,781
Aeropostale, Inc.*	19,700	821,096
Aristotle Corp.*	50	547
AutoZone, Inc.*	900	122,958
Big Lots, Inc.*	43,200	1,270,944
Books-A-Million, Inc.	3,080	52,175
Cabela’s, Inc.*	11,950	264,454
Charlotte Russe Holding, Inc.*	8,860	238,068
Coast Distribution System, Inc.	2,700	19,305
Cost-U-Less, Inc.*	1,850	20,276
Educational Development Corp.	890	7,018
Finish Line, Inc., Class A	610	5,557
Franklin Covey Co.*	12,800	100,352
GameStop Corp., Class A*	9,930	388,263
Gottschalks, Inc.*	4,480	53,267
Gymboree Corp.*	14,458	569,790
Hastings Entertainment, Inc.*	2,700	19,170
IAC/InterActiveCorp*	36,440	1,261,188
Jennifer Convertibles, Inc.*	910	4,596
Kirkland’s, Inc.*	1,699	6,473
Men’s Wearhouse, Inc.	20,130	1,028,039
Monro Muffler Brake, Inc.	7,462	279,452
Nordstrom, Inc.	70	3,578
Priceline.com, Inc.*	6,253	429,831
RadioShack Corp.	1,620	53,687
Rent-A-Center, Inc.*	5,560	145,839
REX Stores Corp.*	5,430	107,677
Sherwin-Williams Co.	24,480	1,627,186
Shoe Carnival, Inc.*	5,390	148,171
Stage Stores, Inc.	14,550	304,968
Systemax, Inc.	3,540	73,667
Tandy Leather Factory, Inc.*	3,500	25,200
Trans World Entertainment Corp.*	16,855	78,207

		9,897,355

Semiconductors & Semiconductor Equipment (6.7%)
AMIS Holdings, Inc.*	20,560	257,411
Amtech Systems, Inc.*	2,100	18,375
ANADIGICS, Inc.*	26,000	358,540
Asyst Technologies, Inc.*	53	383
Axcelis Technologies, Inc.*	35,021	227,286
Brooks Automation, Inc.*	16,360	296,934
Cirrus Logic, Inc.*	35,111	291,421
Cypress Semiconductor Corp.*	39,352	916,508
Entegris, Inc.*	910	10,811
Exar Corp.*	17,301	231,833
FEI Co.*	10,000	324,600
FSI International, Inc.*	15,835	50,514
Integrated Device Technology, Inc.*	62,187	949,596
International Rectifier Corp.*	23,720	883,807
inTEST Corp.*	2,770	12,825
Mattson Technology, Inc.*	25,200	244,440
MEMC Electronic Materials, Inc.*	28,791	1,759,706
MKS Instruments, Inc.*	16,058	444,807
Novellus Systems, Inc.*	42,802	1,214,293
ON Semiconductor Corp.*	59,372	636,468
Pericom Semiconductor Corp.*	13,690	152,780
Rudolph Technologies, Inc.*	11,989	199,137
Skyworks Solutions, Inc.*	63,886	469,562
SRS Labs, Inc.*	3,000	29,250
Standard Microsystems Corp.*	6,719	230,730
TriQuint Semiconductor, Inc.*	64,500	326,370
Varian Semiconductor Equipment Associates, Inc.*	26,793	1,073,328
White Electronic Designs Corp.*	3,037	17,615

		11,629,330

Software & Services (6.9%)
American Software, Inc., Class A	3,770	38,831
Aspen Technology, Inc.*	25,200	352,800
Astea International, Inc.*	1,800	10,890
BMC Software, Inc.*	67,650	2,049,795
Cadence Design Systems, Inc.*	33,051	725,800
Captaris, Inc.*	7,564	38,728
Cass Information Systems, Inc.	742	26,905
Ceridian Corp.*	474	16,590
CIBER, Inc.*	32,270	263,969
Computer Task Group, Inc.*	7,913	35,371

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Convergys Corp.*	49,800	$1,207,152
CSP, Inc.*	2,073	18,553
Dynamics Research Corp.*	3,880	50,557
Edgewater Technology, Inc.*	2,910	22,931
Epicor Software Corp.*	10,446	155,332
Evans & Sutherland Computer Corp.*	2,111	4,792
iBasis, Inc.*	600	6,030
Intuit, Inc.*	1,280	38,503
JDA Software Group, Inc.*	3,330	65,368
Lawson Software, Inc.*	56,853	562,276
McAfee, Inc.*	25,100	883,520
Mentor Graphics Corp.*	48,700	641,379
Moldflow Corp.*	2,394	52,620
MPS Group, Inc.*	37,790	505,252
Ness Technologies, Inc.*	11,580	150,656
Netmanage, Inc.*	1,900	8,740
NetScout Systems, Inc.*	14,660	127,102
OPNET Technologies, Inc.*	3,279	37,741
Perot Systems Corp., Class A*	5,674	96,685
SAVVIS, Inc.*	15,059	745,571
SonicWALL, Inc.*	30,741	264,065
SPSS, Inc.*	4,502	198,718
SumTotal Systems, Inc.*	14,300	112,255
Sybase, Inc.*	48,440	1,157,232
Synopsys, Inc.*	12,705	335,793
TechTeam Global, Inc.*	1,510	18,060
United Online, Inc.	36,425	600,648
Versant Corp.*	570	13,748
Vignette Corp.*	13,220	253,295

		11,894,253

Technology Hardware & Equipment (7.7%)
Agilysys, Inc.	2,500	56,250
Allied Motion Technologies, Inc.*	2,600	18,720
American Technical Ceramics Corp.*	670	15,993
Anaren, Inc.*	4,454	78,435
Anixter International, Inc.*	700	52,647
Arrow Electronics, Inc.*	21,080	810,104
Astro-Med, Inc.	3,625	35,996
Avnet, Inc.*	39,500	1,565,780
AVX Corp.	24,560	411,134
Bell Microproducts, Inc.*	15,800	103,016
Black Box Corp.	7,800	322,764
Bonso Electronic International, Inc.	2,337	8,273
Brocade Communications Systems, Inc.*	128,837	1,007,505
Channell Commercial Corp.*	100	437
CommScope, Inc.*	210	12,254
Communications Systems, Inc.	2,700	29,997
CPI International, Inc.*	260	5,156
CTS Corp.	5,590	70,769
Diebold, Inc.	23,400	1,221,480
Digi International, Inc.*	11,742	173,077
Dycom Industries, Inc.*	17,800	533,644
Electro Scientific Industries, Inc.*	13,300	276,640
EMS Technologies, Inc.*	6,305	139,088
Flextronics International Ltd.*	138,388	1,494,590
Gerber Scientific, Inc.*	14,050	163,261
Globecomm Systems, Inc.*	4,033	58,963
Harmonic, Inc.*	32,415	287,521
IntriCon Corp.*	3,000	20,700
KEMET Corp.*	17,034	120,090
Komag, Inc.*	3,810	121,501
Loral Space & Communications, Inc.*	3,416	168,341
Merix Corp.*	10,767	84,952
Mesa Laboratories, Inc.	400	9,200
Methode Electronics, Inc.	2,440	38,186
Mettler-Toledo International, Inc.*	10	955
MOCON, Inc.	180	2,070
Newport Corp.*	10,703	165,682
Nu Horizons Electronics Corp.*	4,985	66,350
O.I. Corp.	700	9,590
Oplink Communications, Inc.*	8,250	123,750
Optical Cable Corp.*	200	1,028
PC Connection, Inc.*	200	2,648
PC-Tel, Inc.*	11,385	99,619
Polycom, Inc.*	32,958	1,107,389
Printronix, Inc.	790	10,270
Richardson Electronics Ltd.	3,011	27,852
Spectrum Control, Inc.*	5,990	101,111
Symmetricom, Inc.*	23,444	196,930
SYNNEX Corp.*	250	5,153
Technitrol, Inc.	7,810	223,913
TESSCO Technologies, Inc.*	1,845	35,830
Tollgrade Communications, Inc.*	8,824	93,093
Trimble Navigation Ltd.*	1,000	32,200
TTM Technologies, Inc.*	5,742	74,646
Vicon Industries, Inc.*	2,110	21,564
Vishay Intertechnology, Inc.*	70,899	1,121,622
Zygo Corp.*	11,811	168,779

		13,208,508

Telecommunication Services (2.2%)
Atlantic Tele-Network, Inc.	250	7,160
CenturyTel, Inc.	14,820	726,921
D&E Communications, Inc.	4,038	74,057
Gilat Satellite Networks Ltd.*	18,547	178,607
HickoryTech Corp.	720	6,552
NII Holdings, Inc.*	25,300	2,042,722
PAETEC Holding Corp.*	930	10,500
Premiere Global Services, Inc.*	31,765	413,580
USA Mobility, Inc.*	11,350	303,726

		3,763,825

Transportation (1.1%)
B&H Ocean Carriers Ltd.*	3,720	66,216
Hub Group, Inc., Class A*	16,291	572,792
International Shipholding Corp.*	430	8,660
Kansas City Southern, Inc.*	5,691	213,640
Park-Ohio Holdings Corp.*	100	2,730
Saia, Inc.*	6,921	188,666
SkyWest, Inc.	31,541	751,622
Werner Enterprises, Inc.	2,710	54,607

		1,858,933

Utilities (0.5%)
AGL Resources, Inc.	6	243
Artesian Resources Corp., Class A	1,021	19,603
BIW Ltd.	40	908
Central Vermont Public Service Corp.	200	7,536
CH Energy Group, Inc.	1,203	54,099
Delta Natural Gas Co., Inc.	100	2,585
Energy West, Inc.	200	3,006
Florida Public Utilities Co.	1,050	12,915
MDU Resources Group, Inc.	8,340	233,854
Nicor, Inc.	9,990	428,771
Northeast Utilities	167	4,736
Portland General Electric Co.	550	15,092
Puget Energy, Inc.	200	4,836
RGC Resources, Inc.	200	5,550

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
SJW Corp.	520	$17,316
Unisource Energy Corp.	1,070	35,192

		846,242

Total Common Stocks (94.6%) (Cost $132,742,717)		163,157,442

	Principal Amount
SHORT-TERM INVESTMENTS:
Repurchase Agreement (5.3%)
Custodian Trust Co., dated 6/29/07, due 7/2/07 at 4.30% with a maturity value of $9,157,198 (fully collateralized by U.S. Treasury Bond with a value of $9,420,369 (Amortized Cost $9,153,918)	$9,153,918	9,153,918

	Number of Shares
Collateral for Securities Sold Short (93.7%)
Custodian Trust Company Sweep,
5.08%, 7/2/07 (Amortized Cost $161,574,828)	161,574,828	161,574,828

Total Short-Term Investments (99.0%) (Amortized Cost $170,728,746)		170,728,746

Total Investments before Securities Sold Short (193.6%) (Cost/Amortized Cost $303,471,463)		333,886,188

SECURITIES SOLD SHORT:
Automobiles & Components (-0.3%)
Drew Industries, Inc.*	(4,400)	(145,816)
Fleetwood Enterprises, Inc.*	(28,900)	(261,545)
Proliance International, Inc.*	(7,700)	(23,870)

		(431,231)

Banks (-5.4%)
Associated Banc-Corp.	(5,830)	(190,641)
Astoria Financial Corp.	(43,500)	(1,089,240)
Capitol Federal Financial	(9,945)	(367,169)
Citizens Republic Bancorp, Inc.	(729)	(13,341)
Commerce Bancorp, Inc./New Jersey	(29,700)	(1,098,603)
IndyMac Bancorp, Inc.	(24,560)	(716,415)
Investors Bancorp, Inc.*	(17,400)	(233,682)
Kearny Financial Corp.	(5,511)	(74,288)
Municipal Mortgage & Equity LLC	(12,190)	(297,192)
New York Community Bancorp, Inc.	(91,800)	(1,562,436)
Popular, Inc.	(73,900)	(1,187,573)
Provident Financial Services, Inc.	(27,530)	(433,873)
Valley National Bancorp	(64,050)	(1,440,484)
Wauwatosa Holdings, Inc.*	(5,583)	(92,343)
Westamerica Bancorp	(11,090)	(490,622)

		(9,287,902)

Capital Goods (-5.4%)
Actuant Corp., Class A	(240)	(15,134)
Allied Defense Group, Inc.*	(3,350)	(25,761)
Blount International, Inc.*	(23,700)	(309,996)
BlueLinx Holdings, Inc.	(6,630)	(69,549)
Briggs & Stratton Corp.	(15,729)	(496,407)
CLARCOR, Inc.	(21,020)	(786,779)
Columbus McKinnon Corp.*	(11,820)	(380,604)
Commercial Vehicle Group, Inc.*	(11,100)	(206,793)
CPI Aerostructures, Inc.*	(400)	(3,320)
Energy Conversion Devices, Inc.*	(4,600)	(141,772)
Energy Focus, Inc.*	(8,000)	(53,040)
Environmental Tectonics Corp.*	(2,000)	(4,620)
Flow International Corp.*	(5,560)	(70,056)
Franklin Electric Co., Inc.	(2,066)	(97,474)
GenCorp, Inc.*	(5,800)	(75,806)
Graco, Inc.	(18,621)	(750,054)
Greenbrier Cos., Inc.	(6,900)	(208,518)
H&E Equipment Services, Inc.*	(6,400)	(177,536)
Hexcel Corp.*	(58,880)	(1,240,602)
Joy Global, Inc.	(35,500)	(2,070,715)
MTC Technologies, Inc.*	(600)	(14,736)
Omega Flex, Inc.	(970)	(18,779)
Plug Power, Inc.*	(25,000)	(78,500)
Power-One, Inc.*	(6,197)	(24,664)
Tecumseh Products Co.*	(2,178)	(32,365)
UAP Holding Corp.	(17,317)	(521,934)
Ultralife Batteries, Inc.*	(7,800)	(82,056)
United Industrial Corp.	(410)	(24,592)
Walter Industries, Inc.	(3,700)	(107,152)
WESCO International, Inc.*	(14,990)	(906,146)
Williams Scotsman International, Inc.*	(14,500)	(345,245)

		(9,340,705)

Commercial Services & Supplies (-1.4%)
ACCO Brands Corp.*	(4,280)	(98,654)
Advisory Board Co.*	(11,200)	(622,272)
American Ecology Corp.	(2,860)	(61,261)
American Reprographics Co.*	(11,600)	(357,164)
Corporate Executive Board Co.	(16,737)	(1,086,399)
CoStar Group, Inc.*	(100)	(5,288)
HNI Corp.	(200)	(8,200)
PeopleSupport, Inc.*	(378)	(4,290)
SIRVA, Inc.*	(15,230)	(30,156)
TRC Cos., Inc.*	(7,192)	(106,657)

		(2,380,341)

Consumer Durables & Apparel (-7.4%)
Ashworth, Inc.*	(8,080)	(56,560)
Black & Decker Corp.	(16,530)	(1,459,764)
Brunswick Corp.	(34,510)	(1,126,061)
Centex Corp.	(29,205)	(1,171,121)
Champion Enterprises, Inc.*	(30,590)	(300,700)
D.R. Horton, Inc.	(38,065)	(758,635)
Furniture Brands International, Inc.	(4,800)	(68,160)
Hartmarx Corp.*	(12,290)	(97,951)
Hovnanian Enterprises, Inc., Class A*	(22,000)	(363,660)
K-Swiss, Inc., Class A	(12,500)	(354,125)
KB Home	(29,400)	(1,157,478)
Lazare Kaplan International, Inc.*	(4,700)	(37,224)
Lennar Corp., Class A	(400)	(14,624)
Levitt Corp., Class A	(8,020)	(75,629)
M.D.C. Holdings, Inc.	(22,330)	(1,079,879)
MarineMax, Inc.*	(8,400)	(168,168)
Newell Rubbermaid, Inc.	(30,063)	(884,754)
Phoenix Footwear Group, Inc.*	(1,110)	(3,663)
Pulte Homes, Inc.	(7,271)	(163,234)
Quiksilver, Inc.*	(41,700)	(589,221)
Rocky Brands, Inc.*	(1,510)	(27,965)
Russ Berrie & Co., Inc.*	(6,700)	(124,821)
Ryland Group, Inc.	(18,600)	(695,082)
Sealy Corp.	(7,860)	(129,847)
Timberland Co., Class A*	(25,500)	(642,345)
Toll Brothers, Inc.*	(47,600)	(1,189,048)
Under Armour, Inc., Class A*	(370)	(16,891)

		(12,756,610)

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Services (-6.2%)
Apollo Group, Inc., Class A*	(32,751)	$(1,913,641)
Bally Technologies, Inc.*	(30,500)	(805,810)
BJ’s Restaurants, Inc.*	(8,300)	(163,842)
Buca, Inc.*	(4,003)	(14,011)
Career Education Corp.*	(39,000)	(1,317,030)
Cheesecake Factory, Inc.*	(14,835)	(363,754)
Corinthian Colleges, Inc.*	(37,900)	(617,391)
Domino’s Pizza, Inc.	(16,950)	(309,677)
Isle of Capri Casinos, Inc.*	(1,600)	(38,336)
Las Vegas Sands Corp.*	(418)	(31,931)
Magna Entertainment Corp., Class A*	(8,800)	(25,696)
Nevada Gold & Casinos, Inc.*	(2,100)	(4,242)
Orient-Express Hotels Ltd., Class A	(1,034)	(55,216)
P.F. Chang’s China Bistro, Inc.*	(400)	(14,080)
Panera Bread Co., Class A*	(100)	(4,606)
Peet’s Coffee & Tea, Inc.*	(2,996)	(73,791)
Progressive Gaming International Corp.*	(18,700)	(109,769)
Red Robin Gourmet Burgers, Inc.*	(6,770)	(273,305)
Ruth’s Chris Steak House*	(4,200)	(71,358)
Scientific Games Corp., Class A*	(32,600)	(1,139,370)
Six Flags, Inc.*	(29,250)	(178,133)
Strayer Education, Inc.	(4,947)	(651,569)
Texas Roadhouse, Inc., Class A*	(24,731)	(316,310)
Universal Technical Institute, Inc.*	(12,252)	(311,078)
Weight Watchers International, Inc.	(8,860)	(450,442)
Wendy’s International, Inc.	(10,700)	(393,225)
Wynn Resorts Ltd.	(11,531)	(1,034,215)

		(10,681,828)

Diversified Financials (-3.2%)
Asset Acceptance Capital Corp.*	(2,740)	(48,498)
Calamos Asset Management, Inc., Class A	(14,500)	(370,475)
Cash Systems, Inc.*	(4,890)	(33,252)
E*Trade Financial Corp.*	(60,553)	(1,337,616)
Jefferies Group, Inc.	(26,710)	(720,636)
Leucadia National Corp.	(41,028)	(1,446,237)
MarketAxess Holdings, Inc.*	(7,540)	(135,644)
Marlin Business Services Corp.*	(6,380)	(135,958)
NASDAQ Stock Market, Inc.*	(36,600)	(1,087,386)
optionsXpress Holdings, Inc.	(1,090)	(27,969)
Sanders Morris Harris Group, Inc.	(8,923)	(103,864)
Thomas Weisel Partners Group, Inc.*	(4,600)	(76,590)

		(5,524,125)

Energy (-6.6%)
Berry Petroleum Co., Class A	(2,900)	(109,272)
BJ Services Co.	(47,620)	(1,354,313)
Cheniere Energy, Inc.*	(28,400)	(1,101,636)
Clayton Williams Energy, Inc.*	(3,910)	(103,498)
Delta Petroleum Corp.*	(33,100)	(664,648)
Denbury Resources, Inc.*	(35,930)	(1,347,375)
Double Eagle Petroleum Co.*	(500)	(8,920)
Encore Acquisition Co.*	(23,200)	(644,960)
Evergreen Energy, Inc.*	(35,810)	(215,934)
FX Energy, Inc.*	(19,500)	(178,425)
Infinity Energy Resources, Inc.*	(150)	(463)
Kinder Morgan Management LLC*	(1,502)	(77,941)
Massey Energy Co.	(4,190)	(111,663)
Mitcham Industries, Inc.*	(5,178)	(98,848)
Patterson-UTI Energy, Inc.	(60,200)	(1,577,842)
Pioneer Natural Resources Co.	(800)	(38,968)
Pogo Producing Co.	(10)	(508)
Quicksilver Resources, Inc.*	(32,500)	(1,448,850)
Rentech, Inc.*	(50,700)	(131,313)
Syntroleum Corp.*	(15,900)	(43,884)
TETRA Technologies, Inc.*	(410)	(11,562)
TGC Industries, Inc.*	(9,038)	(98,514)
TXCO Resources Inc.*	(15,200)	(156,256)
Ultra Petroleum Corp.*	(27,399)	(1,513,521)
Warren Resources, Inc.*	(31,763)	(370,992)
World Fuel Services Corp.	(1,070)	(45,004)

		(11,455,110)

Food & Staples Retailing (-0.3%)
Pantry, Inc.*	(11,300)	(520,930)
Whole Foods Market, Inc.	(400)	(15,320)

		(536,250)

Food, Beverage & Tobacco (-2.1%)
Bunge Ltd.	(16,830)	(1,422,135)
Cagle’s, Inc., Class A*	(3,010)	(23,719)
Cuisine Solutions, Inc.*	(3,820)	(23,111)
Dean Foods Co.	(38,780)	(1,235,919)
Farmer Brothers Co.	(3,430)	(77,621)
Hansen Natural Corp.*	(18,900)	(812,322)
Hershey Co.	(880)	(44,546)
Pepsi Bottling Group, Inc.	(820)	(27,617)

		(3,666,990)

Health Care Equipment & Services (-4.8%)
Advocat, Inc.*	(3,333)	(40,196)
Cantel Medical Corp.*	(8,200)	(139,482)
CAS Medical Systems, Inc.*	(150)	(1,060)
Cerus Corp.*	(8,646)	(58,447)
Computer Programs and Systems, Inc.	(5,080)	(157,378)
Cooper Cos., Inc.	(18,392)	(980,661)
DaVita, Inc.*	(6,360)	(342,677)
Daxor Corp.*	(300)	(4,578)
DexCom, Inc.*	(11,151)	(91,327)
Emageon, Inc.*	(9,810)	(88,486)
Emeritus Corp.*	(2,790)	(86,434)
Endologix, Inc.*	(16,302)	(72,870)
Health Management Associates, Inc., Class A	(34,618)	(393,260)
I-Flow Corp.*	(4,800)	(80,352)
Intuitive Surgical, Inc.*	(12,790)	(1,774,868)
Mentor Corp.	(17,063)	(694,123)
Nighthawk Radiology Holdings, Inc.*	(3,700)	(66,785)
NMT Medical, Inc.*	(6,930)	(82,328)
OraSure Technologies, Inc.*	(26,200)	(214,316)
Patterson Cos., Inc.*	(46,265)	(1,724,297)
Psychiatric Solutions, Inc.*	(8,138)	(295,084)
Q-Med, Inc.*	(8,839)	(34,472)
Regeneration Technologies, Inc.*	(16,738)	(188,303)
Rural/Metro Corp.*	(15,970)	(91,189)
STAAR Surgical Co.*	(4,100)	(15,662)
Symmetry Medical, Inc.*	(1,570)	(25,136)
Synergetics USA, Inc.*	(5,142)	(17,946)
Tenet Healthcare Corp.*	(43,270)	(281,688)
ThermoGenesis Corp.*	(11,800)	(32,568)
Visicu, Inc.*	(4,200)	(38,430)
Vnus Medical Technologies, Inc.*	(6,200)	(83,080)

		(8,197,483)

Household & Personal Products (-0.1%)
Spectrum Brands, Inc.*	(19,600)	(132,692)

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (-1.6%)
Brown & Brown, Inc.	(47,300)	$(1,189,122)
First Acceptance Corp.*	(9,560)	(97,130)
Safety Insurance Group, Inc.	(400)	(16,560)
Scottish Reinsurance Group Ltd.*	(400)	(1,956)
White Mountains Insurance Group Ltd.	(2,460)	(1,490,809)

		(2,795,577)

Materials (-3.8%)
ADA-ES, Inc.*	(150)	(3,139)
American Vanguard Corp.	(1,350)	(19,332)
Chemtura Corp.	(89,399)	(993,223)
Deltic Timber Corp.	(4,700)	(257,654)
Eagle Materials, Inc.	(1,800)	(88,290)
Georgia Gulf Corp.	(17,400)	(315,114)
Headwaters, Inc.*	(25,290)	(436,758)
Louisiana-Pacific Corp.	(65,000)	(1,229,800)
Meridian Gold, Inc.*	(45,550)	(1,256,269)
Nanophase Technologies Corp.*	(600)	(3,654)
Olin Corp.	(18,530)	(389,130)
Omnova Solutions, Inc.*	(21,200)	(128,260)
Smurfit-Stone Container Corp.*	(101,547)	(1,351,591)

		(6,472,214)

Media (-2.5%)
CKX, Inc.*	(13,200)	(182,424)
Crown Media Holdings, Inc., Class A*	(4,100)	(29,520)
DreamWorks Animation SKG, Inc., Class A*	(6,714)	(193,632)
Morningstar, Inc.*	(3,920)	(184,338)
New York Times Co., Class A	(40,800)	(1,036,320)
R.H. Donnelley Corp.*	(19,500)	(1,477,710)
Sun-Times Media Group, Inc., Class A	(26,364)	(138,411)
Westwood One, Inc.	(22,883)	(164,529)
XM Satellite Radio Holdings, Inc., Class A*	(80,200)	(943,954)

		(4,350,838)

Pharmaceuticals & Biotechnology (-8.9%)
Acadia Pharmaceuticals, Inc.*	(2,450)	(33,491)
Adams Respiratory Therapeutics, Inc.*	(6,249)	(246,148)
Adolor Corp.*	(17,700)	(65,667)
Alexion Pharmaceuticals, Inc.*	(18,167)	(818,605)
Alkermes, Inc.*	(36,068)	(526,593)
Altus Pharmaceuticals, Inc.*	(5,200)	(60,008)
Amylin Pharmaceuticals, Inc.*	(34,400)	(1,415,904)
Arena Pharmaceuticals, Inc.*	(30,300)	(332,997)
ARIAD Pharmaceuticals, Inc.*	(23,200)	(127,368)
Array Biopharma, Inc.*	(20,400)	(238,068)
AVANIR Pharmaceuticals, Class A*	(100)	(239)
Avigen, Inc.*	(10,070)	(61,930)
BioSphere Medical, Inc.*	(10,193)	(72,065)
Caliper Life Sciences, Inc.*	(2,700)	(12,663)
CV Therapeutics, Inc.*	(26,200)	(346,102)
Cypress Bioscience, Inc.*	(14,265)	(189,154)
CYTOGEN Corp.*	(2,900)	(5,655)
Cytokinetics, Inc.*	(46)	(260)
deCODE genetics, Inc.*	(32,400)	(121,014)
DepoMed, Inc.*	(18,900)	(90,153)
DUSA Pharmaceuticals, Inc.*	(5,800)	(17,864)
Dyax Corp.*	(18,933)	(79,329)
Enzo Biochem, Inc.*	(13,500)	(201,825)
Enzon Pharmaceuticals, Inc.*	(23,660)	(185,731)
eResearch Technology, Inc.*	(23,900)	(227,289)
Exelixis, Inc.*	(52,400)	(634,040)
Geron Corp.*	(28,500)	(200,640)
Human Genome Sciences, Inc.*	(78,700)	(702,004)
ImClone Systems, Inc.*	(29,477)	(1,042,307)
Indevus Pharmaceuticals, Inc.*	(700)	(4,711)
Inspire Pharmaceuticals, Inc.*	(13,800)	(87,216)
Isis Pharmaceuticals, Inc.*	(16,049)	(155,354)
Keryx Biopharmaceuticals, Inc.*	(23,780)	(232,331)
Kosan Biosciences, Inc.*	(4,463)	(23,297)
Luminex Corp.*	(9,370)	(115,345)
Martek Biosciences Corp.*	(13,482)	(350,128)
Maxygen, Inc.*	(9,658)	(82,769)
Metabasis Therapeutics, Inc.*	(4,460)	(31,220)
MGI Pharma, Inc.*	(154)	(3,445)
Millipore Corp.*	(2,050)	(153,934)
Myriad Genetics, Inc.*	(19,600)	(728,924)
Nastech Pharmaceutical Co., Inc.*	(500)	(5,455)
Nektar Therapeutics*	(4,380)	(41,566)
Neurocrine Biosciences, Inc.*	(23,300)	(261,659)
Neurogen Corp.*	(13,180)	(87,515)
NitroMed, Inc.*	(2,800)	(6,160)
NPS Pharmaceuticals, Inc.*	(10,100)	(41,814)
Nuvelo, Inc.*	(812)	(2,209)
Onyx Pharmaceuticals, Inc.*	(13,800)	(371,220)
OSI Pharmaceuticals, Inc.*	(3,894)	(141,002)
OXiGENE, Inc.*	(800)	(3,184)
PDL BioPharma, Inc.*	(41,855)	(975,222)
Penwest Pharmaceuticals Co.*	(14,500)	(180,815)
Pharmaceutical Product Development, Inc.	(4,199)	(160,696)
Progenics Pharmaceuticals, Inc.*	(8,600)	(185,502)
Repros Therapeutics, Inc.*	(5,359)	(66,987)
Rigel Pharmaceuticals, Inc.*	(107)	(953)
Salix Pharmaceuticals Ltd.*	(378)	(4,649)
Seattle Genetics, Inc.*	(3,900)	(38,259)
Senomyx, Inc.*	(12,000)	(162,000)
Techne Corp.*	(4,830)	(276,324)
United Therapeutics Corp.*	(6,210)	(395,950)
Vertex Pharmaceuticals, Inc.*	(40,205)	(1,148,255)
Xenoport, Inc.*	(9,015)	(400,446)
ZymoGenetics, Inc.*	(21,157)	(309,104)

		(15,290,733)

Real Estate (-8.8%)
Alexandria Real Estate Equities, Inc. (REIT)	(5,420)	(524,764)
AMB Property Corp. (REIT)	(1,340)	(71,315)
Apartment Investment & Management Co. (REIT)	(16,070)	(810,249)
BRE Properties, Inc. (REIT)	(21,391)	(1,268,272)
Camden Property Trust (REIT)	(19,000)	(1,272,430)
CB Richard Ellis Group, Inc., Class A*	(2,400)	(87,600)
Consolidated-Tomoka Land Co.	(3,600)	(249,444)
Cousins Properties, Inc. (REIT)	(1,980)	(57,440)
EastGroup Properties, Inc. (REIT)	(10,600)	(464,492)
Essex Property Trust, Inc. (REIT)	(5,775)	(671,632)
General Growth Properties, Inc. (REIT)	(1,500)	(79,425)
Glimcher Realty Trust (REIT)	(18,570)	(464,250)
Grubb & Ellis Co.*	(11,416)	(132,426)
Kilroy Realty Corp. (REIT)	(14,154)	(1,002,669)
Plum Creek Timber Co., Inc. (REIT)	(47,600)	(1,983,016)
Post Properties, Inc. (REIT)	(16,050)	(836,687)
Rayonier, Inc.	(37,200)	(1,679,208)
Regency Centers Corp. (REIT)	(16,289)	(1,148,375)

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Tanger Factory Outlet Centers (REIT)	(400)	$(14,980)
Tejon Ranch Co.*	(1,400)	(61,880)
UDR, Inc. (REIT)	(48,776)	(1,282,809)
Ventas, Inc. (REIT)	(10,600)	(384,250)
Washington Real Estate Investment Trust (REIT)	(19,800)	(673,200)

		(15,220,813)

Retailing (-2.2%)
99 Cents Only Stores*	(26,400)	(346,104)
Borders Group, Inc.	(30,600)	(583,236)
Chico’s FAS, Inc.*	(13,900)	(338,326)
Guitar Center, Inc.*	(8,050)	(481,470)
Pacific Sunwear of California, Inc.*	(45,100)	(992,200)
PetMed Express, Inc.*	(10,500)	(134,820)
Pier 1 Imports, Inc.	(40,340)	(342,487)
Saks, Inc.	(24,500)	(523,075)
Tractor Supply Co.*	(100)	(5,205)
United Retail Group, Inc.*	(6,594)	(76,688)
Winmark Corp.*	(850)	(16,469)

		(3,840,080)

Semiconductors & Semiconductor Equipment (-4.5%)
Advanced Micro Devices, Inc.*	(118,370)	(1,692,691)
Altera Corp.	(103,600)	(2,292,668)
California Micro Devices Corp.*	(90)	(364)
FormFactor, Inc.*	(5,450)	(208,735)
Ikanos Communications, Inc.*	(12,700)	(96,647)
IXYS Corp.*	(6,638)	(55,427)
Leadis Technology, Inc.*	(11,700)	(41,067)
Microchip Technology, Inc.	(4,651)	(172,273)
Nanometrics, Inc.*	(9,960)	(68,326)
National Semiconductor Corp.	(13,160)	(372,033)
O2Micro International Ltd. (ADR)*	(3,200)	(35,440)
Rambus, Inc.*	(55,100)	(990,698)
Sigmatel, Inc.*	(18,500)	(53,650)
Teradyne, Inc.*	(81,400)	(1,431,012)
Xilinx, Inc.	(11,488)	(307,534)

		(7,818,565)

Software & Services (-8.8%)
Adept Technology, Inc.*	(590)	(3,664)
Advent Software, Inc.*	(9,200)	(299,460)
Agile Software Corp.*	(27,300)	(220,038)
ANSYS, Inc.*	(10,849)	(287,499)
Autodesk, Inc.*	(12,159)	(572,446)
BearingPoint, Inc.*	(88,990)	(650,517)
Blackbaud, Inc.	(19,300)	(426,144)
Citrix Systems, Inc.*	(19,772)	(665,723)
Concur Technologies, Inc.*	(17,470)	(399,190)
EarthLink, Inc.*	(59,900)	(447,453)
Euronet Worldwide, Inc.*	(17,200)	(501,552)
Global Cash Access Holdings, Inc.*	(17,100)	(273,942)
Global Payments, Inc.	(10,800)	(428,220)
Iron Mountain, Inc.*	(42,510)	(1,110,786)
Jupitermedia Corp.*	(12,900)	(93,912)
Knot, Inc.*	(7,620)	(153,848)
MoneyGram International, Inc.	(38,005)	(1,062,240)
MSC.Software Corp.*	(20,100)	(272,154)
NAVTEQ*	(30,900)	(1,308,306)
Net 1 UEPS Technologies, Inc.*	(23,589)	(569,674)
RightNow Technologies, Inc.*	(7,950)	(130,459)
Salesforce.com, Inc.*	(26,290)	(1,126,789)
Sohu.com, Inc.*	(13,700)	(438,263)
SRA International, Inc., Class A*	(15,600)	(394,056)
Streamline Health Solutions*	(5,260)	(22,092)
SupportSoft, Inc.*	(5,200)	(28,392)
TheStreet.com, Inc.	(1,500)	(16,320)
Transaction Systems Architects, Inc.*	(18,700)	(629,442)
Ultimate Software Group, Inc.*	(30)	(868)
VeriSign, Inc.*	(77,933)	(2,472,814)
Visual Sciences, Inc.*	(12,500)	(193,375)
Websense, Inc.*	(270)	(5,737)
Xata Corp.*	(900)	(3,600)

		(15,208,975)

Technology Hardware & Equipment (-4.6%)
ADTRAN, Inc.	(5,260)	(136,602)
Ampex Corp., Class A*	(600)	(7,914)
Avid Technology, Inc.*	(15,400)	(544,390)
Brightpoint, Inc.*	(25,400)	(350,266)
Cogent, Inc.*	(25,820)	(379,296)
Comarco, Inc.	(4,013)	(25,282)
DDi Corp.*	(12,228)	(97,702)
F5 Networks, Inc.*	(5,429)	(437,577)
Foundry Networks, Inc.*	(21,571)	(359,373)
InterDigital Communications Corp.*	(24,446)	(786,428)
Intermec, Inc.*	(9,800)	(248,038)
Itron, Inc.*	(10,867)	(846,974)
Lexmark International, Inc., Class A*	(5,130)	(252,960)
LoJack Corp.*	(12,186)	(271,626)
Measurement Specialties, Inc.*	(7,800)	(184,704)
Mercury Computer Systems, Inc.*	(13,285)	(162,077)
Metalink Ltd.*	(3,100)	(16,988)
Mobility Electronics, Inc.*	(13,200)	(49,764)
Napco Security Systems, Inc.*	(9,800)	(61,740)
Planar Systems, Inc.*	(7,690)	(57,598)
Plexus Corp.*	(23,100)	(531,069)
Powerwave Technologies, Inc.*	(50,440)	(337,948)
RAE Systems, Inc.*	(3,900)	(9,009)
RF Monolithics, Inc.*	(1,030)	(5,294)
Staktek Holdings, Inc.*	(4,760)	(18,707)
Universal Display Corp.*	(6,600)	(103,686)
Vyyo, Inc.*	(5,400)	(35,856)
Zebra Technologies Corp., Class A*	(40,900)	(1,584,466)

		(7,903,334)

Telecommunication Services (-0.9%)
Arbinet-thexchange, Inc.*	(660)	(3,980)
Centennial Communications Corp.*	(14,914)	(141,534)
Dobson Communications Corp., Class A*	(52,969)	(588,485)
Global Crossing Ltd.*	(15,900)	(300,192)
iPCS, Inc.	(270)	(9,145)
NeuStar, Inc., Class A*	(8,900)	(257,833)
North Pittsburgh Systems, Inc.	(700)	(14,875)
SBA Communications Corp., Class A*	(5,140)	(172,653)
Windstream Corp.	(400)	(5,904)

		(1,494,601)

Transportation (-3.7%)
ABX Air, Inc.*	(3,613)	(29,121)
AMERCO*	(5,120)	(386,560)
AMR Corp.*	(44,871)	(1,182,351)
Arkansas Best Corp.	(4,700)	(183,159)
Celadon Group, Inc.*	(7,750)	(123,225)

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Forward Air Corp.	(11,057)	$(376,933)
Genesee & Wyoming, Inc., Class A*	(18,170)	(542,193)
Heartland Express, Inc.	(23,080)	(376,204)
JetBlue Airways Corp.*	(63,730)	(748,827)
Quality Distribution, Inc.*	(4,970)	(55,813)
Trailer Bridge, Inc.*	(1,173)	(14,322)
Universal Truckload Services, Inc.*	(100)	(1,987)
UTI Worldwide, Inc.	(52,000)	(1,393,080)
YRC Worldwide, Inc.*	(27,400)	(1,008,320)

		(6,422,095)

Utilities (-0.4%)
Cadiz, Inc.*	(2,920)	(65,613)
CenterPoint Energy, Inc.	(8,578)	(149,257)
Environmental Power Corp.*	(5,500)	(49,225)
Hawaiian Electric Industries, Inc.	(2,170)	(51,407)
Ormat Technologies, Inc.	(500)	(18,840)
Questar Corp.	(7,906)	(417,832)

		(752,174)

Total Securities Sold Short (-93.9%) (Proceeds Received $161,169,494)		(161,961,266)

Total Investments (99.7%) (Cost/Amortized Cost $142,301,969)		171,924,922
Other Assets Less Liabilities (0.3%)		541,169

Net Assets (100%)		$172,466,091

*	Non-income producing.
(A)	All long positions are pledged as collateral for securities sold short.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$218,872,584
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$112,261,227
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$31,845,883
Aggregate gross unrealized depreciation	(1,770,921)

Net unrealized appreciation	$30,074,962

Federal income tax cost of investments	$142,236,398

The Portfolio has a net capital loss carryforward of $18,289,402 of which $ 617,013 expires in the year 2011, $2,527,100 expires in the year 2012, $3,508,597 expires in the year 2013, and $11,636,692 expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.4%)
Automobiles (0.2%)
Honda Motor Co., Ltd. (ADR)	243,800	$8,847,502

Hotels, Restaurants & Leisure (2.1%)
McDonald’s Corp.	1,692,020	85,886,935

Household Durables (1.0%)
Koninklijke Philips Electronics N.V. (N.Y. Shares)^	965,600	40,864,192

Media (5.1%)
Citadel Broadcasting Corp.^	119,738	772,310
Comcast Corp., Special Class A*^	2,311,650	64,633,734
Time Warner, Inc.	4,255,310	89,531,723
Walt Disney Co.	1,559,100	53,227,674

		208,165,441

Total Consumer Discretionary		343,764,070

Consumer Staples (9.1%)
Beverages (1.5%)
Coca-Cola Enterprises, Inc.	2,528,000	60,672,000

Food & Staples Retailing (0.6%)
Kroger Co.	429,100	12,070,583
Wal-Mart Stores, Inc.	301,500	14,505,165

		26,575,748

Food Products (4.7%)
Cadbury Schweppes plc (ADR)^	190,300	10,333,290
General Mills, Inc.	1,312,800	76,693,776
Kraft Foods, Inc., Class A	616,500	21,731,625
Unilever N.V. (N.Y. Shares)	2,623,300	81,374,766

		190,133,457

Household Products (2.3%)
Kimberly-Clark Corp.	1,390,120	92,985,127

Total Consumer Staples		370,366,332

Energy (10.7%)
Energy Equipment & Services (3.5%)
BJ Services Co.	1,284,700	36,536,868
GlobalSantaFe Corp.^	1,193,000	86,194,250
Halliburton Co.	639,000	22,045,500

		144,776,618

Oil, Gas & Consumable Fuels (7.2%)
Anadarko Petroleum Corp.^	829,500	43,125,705
Chevron Corp.	628,400	52,936,416
Consol Energy, Inc.	232,400	10,715,964
Exxon Mobil Corp.	1,853,090	155,437,189
Peabody Energy Corp.^	615,700	29,787,566

		292,002,840

Total Energy		436,779,458

Financials (19.7%)
Capital Markets (4.7%)
Bank of New York Co., Inc.	2,286,600	94,756,704
Morgan Stanley	1,155,500	96,923,340

		191,680,044

Diversified Financial Services (8.4%)
Bank of America Corp.	1,613,580	78,887,926
Citigroup, Inc.	2,355,517	120,814,467
JPMorgan Chase & Co.	2,981,790	144,467,726

		344,170,119

Insurance (6.0%)
American International Group, Inc.	1,743,100	122,069,293
Travelers Cos., Inc.	1,462,638	78,251,133
XL Capital Ltd., Class A	536,500	45,221,585

		245,542,011

Thrifts & Mortgage Finance (0.6%)
Fannie Mae	394,100	25,746,553

Total Financials		807,138,727

Health Care (10.1%)
Health Care Equipment & Supplies (1.9%)
Baxter International, Inc.	1,396,450	78,675,993

Pharmaceuticals (8.2%)
Bristol-Myers Squibb Co.	1,503,900	47,463,084
GlaxoSmithKline plc (ADR)^	1,198,300	62,754,971
Johnson & Johnson	686,600	42,308,292
Pfizer, Inc.	2,960,870	75,709,446
Schering-Plough Corp.	2,294,900	69,856,756
Wyeth	601,000	34,461,340

		332,553,889

Total Health Care		411,229,882

Industrials (11.1%)
Aerospace & Defense (5.4%)
Honeywell International, Inc.	1,144,600	64,418,088
Northrop Grumman Corp.	1,014,000	78,960,180
Raytheon Co.	1,430,877	77,109,961

		220,488,229

Industrial Conglomerates (4.5%)
General Electric Co.	2,017,900	77,245,212
Tyco International Ltd.*	3,143,000	106,201,970

		183,447,182

Machinery (1.2%)
Deere & Co.	415,200	50,131,248

Total Industrials		454,066,659

Information Technology (14.6%)
Communications Equipment (0.9%)
Alcatel-Lucent (ADR)^	2,693,500	37,709,000

Computers & Peripherals (4.4%)
Hewlett-Packard Co.	928,957	41,450,062
International Business Machines Corp.	1,006,060	105,887,815
Sun Microsystems, Inc.*	6,325,000	33,269,500

		180,607,377

IT Services (1.4%)
Unisys Corp.*^	6,012,900	54,957,906

Office Electronics (1.4%)
Xerox Corp.*	3,054,700	56,450,856

Semiconductors & Semiconductor Equipment (6.3%)
Applied Materials, Inc.	1,073,400	21,328,458
Fairchild Semiconductor International, Inc.*^	2,451,600	47,364,912
Intel Corp.	2,596,600	61,695,216
LSI Corp.*^	6,752,100	50,708,271
Micron Technology, Inc.*	3,067,900	38,440,787
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)^	3,364,033	37,441,687

		256,979,331

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Software (0.2%)
Borland Software Corp.*^	1,493,700	$8,872,578

Total Information Technology		595,577,048

Materials (4.8%)
Chemicals (2.3%)
E.I. du Pont de Nemours & Co.	1,828,250	92,948,230

Containers & Packaging (0.9%)
Packaging Corp. of America	1,487,000	37,635,970

Metals & Mining (1.6%)
Alcoa, Inc.	1,598,507	64,787,489

Total Materials		195,371,689

Telecommunication Services (6.2%)
Diversified Telecommunication Services (4.8%)
AT&T, Inc.	2,182,658	90,580,307
Qwest Communications International, Inc.*^	3,334,400	32,343,680
Verizon Communications, Inc.	1,792,600	73,801,342

		196,725,329

Wireless Telecommunication Services (1.4%)
Sprint Nextel Corp.	2,747,700	56,904,867

Total Telecommunication Services		253,630,196

Utilities (0.7%)
Multi-Utilities (0.7%)
Dominion Resources, Inc.	352,860	30,455,346

Total Utilities		30,455,346

Total Common Stocks (95.4%) (Cost $3,232,000,398)		3,898,379,407

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (3.2%)
Amsterdam Funding Corp.
5.35%, 7/2/07	$4,997,771	4,997,771
Atlantic Asset Securitization LLC
5.37%, 7/2/07	4,997,763	4,997,763
Calyon/New York
5.37%, 10/14/08 (l)	9,996,951	9,996,951
CAM U.S. Finance S.A. Unipersonal
5.41%, 2/2/09 (l)	5,000,000	5,000,000
Comerica Bank
5.35%, 6/19/09 (l)	4,000,747	4,000,747
Goldman Sachs Group, Inc.
5.41%, 3/27/09 (l)	3,000,000	3,000,000
K2 (USA) LLC
5.38%, 6/10/08 (l)	9,997,497	9,997,497
MassMutual Global Funding II
5.40%, 3/26/10 (l)	10,000,000	10,000,000
Monumental Global Funding II
5.40%, 3/26/10 (l)	4,000,000	4,000,000
Morgan Stanley
5.48%, 6/30/08 (l)	5,000,000	5,000,000
5.56%, 7/29/08 (l)	5,000,000	5,000,000
New York Life Insurance Co.
5.41%, 9/28/07 (l)	4,000,000	4,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	34,529,913	34,529,913
Pricoa Global Funding I
5.37%, 9/22/08 (l)	15,000,000	15,000,000
Total Capital S.A.
5.34%, 7/2/07	4,997,775	4,997,775
Tulip Funding Corp.
5.38%, 7/30/07	4,976,222	4,976,222

Total Short-Term Investments of Cash Collateral for Securities Loaned		129,494,639

Time Deposit (3.5%)
JPMorgan Chase Nassau
4.76%, 7/2/07	142,855,200	142,855,200

Total Short-Term Investments (6.7%) (Amortized Cost $272,349,839)		272,349,839

Total Investments Before Options Written (102.1%) (Cost/Amortized Cost $3,504,350,237)		4,170,729,246

	Number of Contracts(c)
OPTION WRITTEN:
Call Option Written (-0.0%)
Chevron Corp. January 2008 @ $90.00*(d) (Premium Received $460,493)	(1,500)	(570,000)

Total Investments (102.1%) (Cost/Amortized Cost $3,503,889,744)		4,170,159,246
Other Assets Less Liabilities (-2.1%)		(85,988,439)

Net Assets (100%)		$4,084,170,807

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(c)	One contract relates to 100 shares.
(d)	Covered call option contracts written in connection with securities held.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Options written for the six months ended June 30, 2007 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2007	—	$—
Options Written	1,500	460,493
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Options Exercised	—	—

Options Outstanding—June 30, 2007	1,500	$460,493

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$877,589,318
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$711,876,635
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follow:
Aggregate gross unrealized appreciation	$673,100,631
Aggregate gross unrealized depreciation	(19,504,333)

Net unrealized appreciation	$653,596,298

Federal income tax cost of investments	$3,517,132,948

At June 30, 2007, the Portfolio had loaned securities with a total value of $127,345,516. This was secured by collateral of $129,494,639 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2007, the Portfolio incurred approximately $155,784 as brokerage commissions with Merrill Lynch & Co. Inc., and $82,596 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS (91.5%)
Australia (4.2%)
Australia & New Zealand Banking Group Ltd.	1,138,444	$27,980,360
BHP Billiton Ltd.^	944,895	28,061,902
CSR Ltd.^	5,539,433	16,343,233
Iluka Resources Ltd.^	2,765,497	14,442,664
Multiplex Group^	3,209,870	13,388,933
Rio Tinto Ltd.^	236,651	19,820,506

Total Australia		120,037,598

Japan (16.0%)
Asahi Breweries Ltd.^	2,083,000	32,329,852
Canon, Inc.^	654,000	38,403,411
Honda Motor Co., Ltd.^	744,000	27,191,878
Itochu Corp.	2,396,000	27,788,735
Mitsubishi UFJ Financial Group, Inc.	2,000	22,091,371
Mitsubishi UFJ Securities Co.	1,678,000	18,848,114
Namco Bandai Holdings, Inc.^	541,400	8,556,868
Nippon Mining Holdings, Inc.	2,430,000	23,328,000
Nissan Motor Co., Ltd.	2,133,000	22,884,816
NOK Corp.	928,000	19,596,345
Ricoh Co., Ltd.	1,072,000	24,813,807
Sekisui House Ltd.	488,000	6,519,878
Sojitz Corp.	3,599,000	16,135,212
Sompo Japan Insurance, Inc.	3,086,000	37,821,515
Sumitomo Metal Industries Ltd.^	3,695,000	21,787,371
Sumitomo Mitsui Financial Group, Inc.^	3,700	34,558,376
Takeda Pharmaceutical Co., Ltd.^	390,000	25,213,401
Toyota Motor Corp.	856,000	54,227,817

Total Japan		462,096,767

Other European Countries (48.1%)
Belgium (0.7%)
AGFA Gevaert N.V.^	726,804	18,847,556

Finland (1.2%)
Fortum Oyj	1,127,007	35,372,811

France (9.2%)
Electricite de France	417,955	45,412,886
Renault S.A.^	314,376	50,722,925
Sanofi-Aventis^	207,051	16,842,014
Societe Generale^	262,118	48,790,639
Total S.A.^	783,544	63,904,985
Vallourec^	123,134	39,699,057

		265,372,506

Germany (15.6%)
Allianz SE (Registered)	377,839	88,771,530
Bayer AG^	695,270	52,790,839
Bayerische Motoren Werke (BMW) AG	553,864	35,989,603
DaimlerChrysler AG	454,587	42,200,737
Deutsche Post AG (Registered)^	1,188,515	38,654,553
Deutsche Telekom AG (Registered)	2,177,915	40,354,000
E.ON AG^	245,269	41,259,225
RWE AG	397,752	42,523,275
Siemens AG (Registered)	475,525	68,588,379

		451,132,141

Ireland (2.4%)
Allied Irish Banks plc	1,078,539	29,501,520
CRH plc.	792,058	39,267,759

		68,769,279

Italy (4.6%)
ENI S.p.A.^	1,522,390	55,426,878
Intesa Sanpaolo S.p.A	5,108,839	38,237,507
UniCredito Italiano S.p.A.^	4,400,086	39,483,615

		133,148,000

Netherlands (4.5%)
Arcelor Mittal^	563,116	35,478,052
Royal Dutch Shell plc, Class B	2,218,320	92,789,493

		128,267,545

Spain (3.3%)
Banco Bilbao Vizcaya Argentaria S.A.^	1,806,136	44,490,169
Banco Santander Central Hispano S.A.	2,757,076	51,085,118

		95,575,287

Switzerland (6.6%)
Credit Suisse Group (Registered)	596,617	42,664,343
Nestle S.A. (Registered)	95,659	36,493,732
Novartis AG (Registered)	776,813	43,880,554
Swiss Reinsurance (Registered)^	287,514	26,338,778
UBS AG (Registered)	693,472	41,784,314

		191,161,721

Total Other European Countries		1,387,646,846

Scandanavia (4.5%)
Denmark (1.0%)
Danske Bank A/S	709,220	29,150,975

Norway (2.2%)
Orkla ASA^	955,552	18,148,674
Statoil ASA^	1,449,687	45,111,043

		63,259,717

Sweden (1.3%)
Investor AB, Class B	1,458,724	37,965,387

Total Scandanavia		130,376,079

Southeast Asia (4.4%)
China (0.7%)
PetroChina Co., Ltd., Class H	13,940,000	20,537,753

Hong Kong (0.9%)
New World Development Ltd.^	10,252,000	25,645,734

Singapore (0.6%)
United Overseas Bank Ltd.	1,112,000	15,981,709

South Korea (0.9%)
POSCO	56,959	27,343,526

Taiwan (1.3%)
Advanced Semiconductor Engineering Inc.*	18,731,000	25,503,933
Vanguard International Semiconductor Corp*	13,343,235	13,357,038

		38,860,971

Total Southeast Asia		128,369,693

United Kingdom (14.3%)
Aviva plc	1,986,205	29,654,484
BAE Systems plc	4,735,452	38,512,507
Barclays plc	2,308,668	32,266,812
British American Tobacco plc	1,223,666	41,723,998
GlaxoSmithKline plc	1,703,327	44,636,885
HBOS plc	1,938,166	38,355,967
Kesa Electricals plc	3,268,145	20,656,293
Prudential plc	2,590,174	37,137,485

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Unilever plc	1,623,891	$52,664,108
Vodafone Group plc	23,119,033	77,901,704

Total United Kingdom		413,510,243

Total Common Stocks (Cost $2,199,158,703)		2,642,037,226

	Number of Rights
RIGHTS:
Hong Kong (0.0%)
New World Development Ltd., expiring 7/4/07 (Cost $—)	10,252,000	99,226

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (17.6%)
Allstate Life Insurance Co.
5.33%, 7/29/08 (l)	$25,000,000	25,000,000
American Express Bank FSB
5.33%, 7/18/08 (l)	5,000,000	5,000,000
Amsterdam Funding Corp.
5.35%, 7/2/07	9,995,542	9,995,542
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	25,000,000	25,000,000
Bank of Montreal/Chicago
5.37%, 3/12/09 (l)	15,000,000	15,000,000
Bear Stearns Cos., Inc.
5.37%, 8/1/07 (l)	10,000,000	10,000,000
Beta Finance, Inc.
5.37%, 3/10/08 (l)	9,998,569	9,998,569
5.37%, 5/11/09 (l)	19,990,440	19,990,440
Calyon/New York
5.37%, 10/14/08 (l)	14,995,427	14,995,427
CAM U.S. Finance S.A. Unipersonal
5.41%, 2/2/09 (l)	10,000,000	10,000,000
Citigroup Global Markets, Inc.
5.45%, 7/6/07 (l)	27,500,000	27,500,000
Comerica Bank
5.35%, 6/19/09 (l)	15,002,802	15,002,802
5.37%, 6/19/09 (l)	11,998,803	11,998,803
5.35%, 3/16/09 (l)	7,999,159	7,999,159
Commonwealth Bank of Australia
5.32%, 7/29/08 (l)	10,000,000	10,000,000
Genworth Life Insurance Co.
5.44%, 5/27/08 (l)	5,000,000	5,000,000
Glitnir Banki hf
5.44%, 12/28/07 (l)	10,000,000	10,000,000
Goldman Sachs Group, Inc.
5.47%, 12/23/08 (l)	5,001,429	5,001,429
5.54%, 12/28/07 (l)	20,000,000	20,000,000
5.50%, 7/29/08 (l)	10,000,000	10,000,000
5.41%, 3/27/09 (l)	5,000,000	5,000,000
Gotham Funding Group, Inc.
5.38%, 7/6/07	4,716,070	4,716,070
HBOS Treasury Services plc
5.37%, 7/17/08 (l)	6,000,000	6,000,000
K2 (USA) LLC
5.39%, 2/15/08 (l)	9,998,110	9,998,110
Lehman Holdings
5.50%, 6/30/09 (l)	10,000,000	10,000,000
Links Finance LLC
5.37%, 6/22/09 (l)	14,992,500	14,992,500
MassMutual Global Funding II
5.40%, 3/26/10 (l)	15,000,000	15,000,000
MetLife, Inc.
5.42%, 12/17/07 (l)	6,000,000	6,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	20,000,000	20,000,000
5.40%, 3/26/10 (l)	7,000,000	7,000,000
5.43%, 6/28/10 (l)	1,000,000	1,000,000
Morgan Stanley
5.56%, 7/29/08 (l)	25,000,000	25,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	43,645,401	43,645,401
Park Granada LLC
5.39%, 7/2/07	9,995,508	9,995,508
Pricoa Global Funding
5.40%, 6/25/10 (l)	10,996,700	10,996,700
Rhein-Main Securitisation Ltd.
5.39%, 7/5/07	9,986,550	9,986,550
SLM Corp.
5.44%, 12/15/08 (l)	6,004,229	6,004,229
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	18,000,000	18,000,000
Tango Finance Corp.
5.38%, 6/25/09 (l)	4,996,375	4,996,375
Total Capital S.A.
5.34%, 7/2/07	2,998,665	2,998,665
Tulip Funding Corp.
5.38%, 7/30/07	4,976,222	4,976,222
Wachovia Bank N.A.
5.37%, 10/2/08 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		508,788,501

Time Deposit (6.0%)
JPMorgan Chase Nassau
4.76%, 7/2/07	174,401,170	174,401,170

Total Short-Term Investments (23.6%) (Amortized Cost $683,189,671)		683,189,671

Total Investments (115.1%) (Cost/Amortized Cost $2,882,348,374)		3,325,326,123
Other Assets Less Liabilities (-15.1%)		(437,338,244)

Net Assets (100%)		$2,887,987,879

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,145,793,622
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$879,970,216
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$450,889,844
Aggregate gross unrealized depreciation	(13,605,413)

Net unrealized appreciation	$437,284,431

Federal income tax cost of investments	$2,888,041,692

At June 30, 2007, the Portfolio had loaned securities with a total value of $486,986,935. This was secured by collateral of $508,788,501 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $348,000, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2007, the Portfolio incurred approximately $29,123 as brokerage commissions with Merrill Lynch & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (5.8%)
Asset-Backed Securities (0.8%)
Capital One Multi-Asset Execution Trust,
Series 06-A10 A10
5.150%, 6/16/14	$100,000	$99,108
Chase Issuance Trust,
Series 05-A4 A4
4.230%, 1/15/13	125,000	121,347
Countrywide Asset-Backed Certificates,
Series 06-9 1AF6
5.989%, 10/25/46	100,000	99,353

		319,808

Non-Agency CMO (5.0%)
Banc of America Commercial Mortgage, Inc.,
Series 05-4 A2
4.764%, 7/10/45	325,000	318,425
Series 06-4 A4
5.634%, 7/10/46	50,000	49,091
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 05-PW10 A4
5.405%, 12/11/40 (l)	175,000	170,363
Credit Suisse Mortgage Capital Certificates,
Series 06-C3 A3
6.022%, 6/15/38 (l)	100,000	100,246
Greenwich Capital Commercial Funding Corp.,
Series 06-GG7 A4
6.113%, 7/10/38 (l)	165,000	166,524
GS Mortgage Securities Corp. II,
Series 06-GG8 A4
5.560%, 11/10/39^	65,000	63,581
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 05-LPD2 A3
4.697%, 7/15/42	200,000	191,401
JP Morgan Commercial Mortgage Finance Corp.,
Series 00-C10 A2
7.371%, 8/15/32	232,395	240,993
LB-UBS Commercial Mortgage Trust,
Series 05-C3 A5
4.739%, 7/15/30	200,000	186,834
Merrill Lynch Mortgage Trust,
Series 05-MCP1 A4
4.747%, 6/12/43 (l)	130,000	121,325
Merrill Lynch/ Countrywide Commercial Mortgage Trust,
Series 06-4 A3
5.172%, 12/12/49 (l)	100,000	94,940
Morgan Stanley Capital I,
Series 03-T11 A4
5.150%, 6/13/41^	200,000	194,212
Wachovia Bank Commercial Mortgage Trust,
Series 06-C27 A3
5.765%, 7/15/45 (l)	85,000	84,242

		1,982,177

Total Asset-Backed and Mortgage-Backed Securities		2,301,985

Consumer Discretionary (1.6%)
Automobiles (0.1%)
DaimlerChrysler N.A. Holding Corp.
8.500%, 1/18/31	30,000	37,911

Household Durables (0.2%)
Pulte Homes, Inc.
5.200%, 2/15/15^	65,000	58,408

Media (1.0%)
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	70,000	78,142
Comcast Corp.
5.900%, 3/15/16	60,000	58,936
COX Communications, Inc.
5.450%, 12/15/14	45,000	43,535
News America, Inc.
6.200%, 12/15/34^	35,000	32,626
Time Warner, Inc.
7.700%, 5/1/32	45,000	48,661
Viacom, Inc.
6.250%, 4/30/16	40,000	39,398
4.625%, 5/15/18	45,000	37,872
Walt Disney Co.
6.375%, 3/1/12	60,000	62,150

		401,320

Multiline Retail (0.1%)
Macy’s Inc.
6.700%, 7/15/34	30,000	27,888
Target Corp.
6.350%, 11/1/32	25,000	25,323

		53,211

Specialty Retail (0.2%)
Home Depot, Inc.
5.200%, 3/1/11	55,000	54,058
Lowe’s Cos., Inc.
5.400%, 10/15/16	20,000	19,177

		73,235

Total Consumer Discretionary		624,085

Consumer Staples (0.8%)
Beverages (0.2%)
Anheuser-Busch Cos., Inc.
5.750%, 4/1/36	30,000	27,558
Coca-Cola Enterprises, Inc.
6.950%, 11/15/26	35,000	37,808

		65,366

Food & Staples Retailing (0.1%)
Wal-Mart Stores, Inc.
5.250%, 9/1/35	45,000	39,337

Food Products (0.4%)
Archer-Daniels-Midland Co.
5.375%, 9/15/35	35,000	30,752
ConAgra Foods, Inc.
6.750%, 9/15/11	60,000	62,315
Kellogg Co.,
Series B
7.450%, 4/1/31	25,000	28,345
Kraft Foods, Inc.
5.625%, 11/1/11	60,000	59,530

		180,942

Household Products (0.1%)
Proctor & Gamble Co.
4.950%, 8/15/14	25,000	24,086

Total Consumer Staples		309,731

Energy (1.2%)
Energy Equipment & Services (0.1%)
Weatherford International Ltd.
5.500%, 2/15/16	60,000	57,341

Oil, Gas & Consumable Fuels (1.1%)
Conoco, Inc.
6.950%, 4/15/29	40,000	43,654

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Devon Financing Corp. ULC
7.875%, 9/30/31	$60,000	$69,502
Enterprise Products Operating LP, Series B
5.600%, 10/15/14	55,000	53,467
Kerr McGee Corp.
6.950%, 7/1/24	40,000	41,500
Kinder Morgan Energy Partners LP
7.125%, 3/15/12	60,000	63,119
Marathon Oil Corp.
6.125%, 3/15/12	100,000	101,801
Norsk Hydro ASA
7.750%, 6/15/23	25,000	29,356
Pemex Project Funding Master Trust
5.750%, 12/15/15	30,000	29,430

		431,829

Total Energy		489,170

Financials (9.5%)
Capital Markets (1.7%)
Bear Stearns Cos., Inc.
5.550%, 1/22/17^	40,000	37,800
Goldman Sachs Group, Inc.
5.250%, 10/15/13	150,000	145,415
6.345%, 2/15/34	25,000	23,843
Jefferies Group, Inc.
7.750%, 3/15/12	105,000	112,509
Lehman Brothers Holdings, Inc.
4.500%, 7/26/10	100,000	97,213
Merrill Lynch & Co., Inc.
6.875%, 11/15/18	30,000	31,961
Morgan Stanley
4.250%, 5/15/10^	125,000	121,013
4.750%, 4/1/14	70,000	65,369
7.250%, 4/1/32^	25,000	27,735

		662,858

Commercial Banks (2.5%)
Abbey National plc
7.950%, 10/26/29	40,000	48,046
BAC Capital Trust XI
6.625%, 5/23/36	45,000	45,885
Bank One Corp.
6.000%, 8/1/08	130,000	130,761
BB&T Corp.
5.200%, 12/23/15	85,000	80,975
HSBC Holdings plc
5.250%, 12/12/12	40,000	39,373
Korea Development Bank
5.750%, 9/10/13	70,000	69,957
Landesbank Baden-Wuerttemberg/New York
5.050%, 12/30/15	100,000	97,078
Landwirtschaftliche Rentenbank
4.125%, 7/15/08^	270,000	266,818
PNC Funding Corp.
5.625%, 2/1/17	45,000	44,083
Royal Bank of Scotland Group plc
7.648%, 8/29/49 (l)	40,000	44,596
Wachovia Corp.
5.250%, 8/1/14	55,000	53,426
Wells Fargo & Co.
5.125%, 9/15/16	55,000	52,397
Zions Bancorp
5.500%, 11/16/15	25,000	24,028

		997,423

Consumer Finance (1.4%)
American Express Co.
5.500%, 9/12/16	30,000	29,316
American General Finance Corp.
4.625%, 9/1/10	90,000	87,606
HSBC Finance Corp.
5.875%, 2/1/09	250,000	251,705
SLM Corp.
4.500%, 7/26/10	80,000	73,969
Toyota Motor Credit Corp.
4.250%, 3/15/10^	125,000	122,055

		564,651

Diversified Financial Services (2.7%)
Bank of America Corp.
4.375%, 12/1/10	175,000	169,709
CIT Group, Inc.
5.000%, 2/1/15^	75,000	69,557
Citigroup, Inc.
6.000%, 2/21/12^	135,000	137,518
5.000%, 9/15/14	65,000	61,832
5.850%, 12/11/34	35,000	33,437
Credit Suisse First Boston USA, Inc.
5.125%, 8/15/15	80,000	76,645
General Electric Capital Corp.
4.625%, 9/15/09	110,000	108,466
6.000%, 6/15/12	70,000	71,248
6.750%, 3/15/32	30,000	32,549
John Deere Capital Corp.
5.400%, 4/7/10	100,000	100,034
JPMorgan Chase & Co.
6.750%, 2/1/11	100,000	103,896
6.625%, 3/15/12^	55,000	57,185
JPMorgan Chase Capital XXII
6.450%, 2/2/37	35,000	33,270
National Rural Utilities Cooperative Finance Corp.
8.000%, 3/1/32	25,000	30,780

		1,086,126

Insurance (0.8%)
Allstate Corp.
5.950%, 4/1/36	35,000	33,400
American International Group, Inc.
5.375%, 10/18/11	80,000	79,702
Berkshire Hathaway Finance Corp.
4.850%, 1/15/15	30,000	28,501
Marsh & McLennan Cos., Inc.
5.875%, 8/1/33	35,000	29,468
MetLife, Inc.
5.700%, 6/15/35	40,000	36,966
Prudential Financial, Inc.
5.100%, 9/20/14	55,000	52,696
Travelers Cos., Inc.
5.500%, 12/1/15	40,000	38,847

		299,580

Real Estate Investment Trusts (REITs) (0.3%)
iStar Financial, Inc. (REIT)
5.650%, 9/15/11	50,000	49,270
ProLogis (REIT)
5.625%, 11/15/16	55,000	53,538
Simon Property Group LP (REIT)
5.750%, 12/1/15	35,000	34,631

		137,439

Thrifts & Mortgage Finance (0.1%)
Residential Capital LLC
6.500%, 4/17/13	45,000	43,496

Total Financials		3,791,573

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Government Securities (72.1%)
Foreign Governments (1.3%)
Kreditanstalt fuer Wiederaufbau
4.125%, 10/15/14	$15,000	$14,020
4.875%, 1/17/17	40,000	38,609
Province of Ontario
5.125%, 7/17/12	75,000	74,214
5.450%, 4/27/16	70,000	70,115
Province of Quebec
5.125%, 11/14/16	20,000	19,406
7.500%, 9/15/29	35,000	42,355
Republic of Italy
5.625%, 6/15/12	50,000	50,513
6.875%, 9/27/23	25,000	27,846
5.375%, 6/15/33	25,000	23,605
Republic of Korea
4.875%, 9/22/14	45,000	43,069
Republic of South Africa
5.875%, 5/30/22	105,000	102,638
United Mexican States
7.500%, 4/8/33	25,000	28,975

		535,365

Supranational (0.7%)
European Investment Bank
4.875%, 2/16/16^	75,000	72,588
4.875%, 1/17/17	55,000	53,008
Inter-American Development Bank
7.375%, 1/15/10	105,000	110,485
International Bank for Reconstruction & Development
4.750%, 2/15/35^	40,000	35,368

		271,449

U.S. Government Agencies (46.7%)
Federal Farm Credit Bank
4.875%, 2/18/11^	105,000	103,782
4.875%, 1/17/17^	70,000	66,978
Federal Home Loan Bank
4.750%, 4/24/09^	270,000	267,926
5.250%, 6/12/09	150,000	150,142
5.000%, 9/18/09^	195,000	194,345
4.375%, 9/17/10^	115,000	112,240
4.625%, 2/18/11^	160,000	156,897
5.375%, 8/19/11	35,000	35,144
5.750%, 5/15/12^	100,000	102,036
5.250%, 6/18/14^	100,000	99,254
5.375%, 5/18/16	30,000	29,851
4.750%, 12/16/16^	25,000	23,703
4.875%, 5/17/17	55,000	52,535
Federal Home Loan Mortgage Corp.
3.625%, 9/15/08	435,000	426,727
7.000%, 3/15/10^	250,000	261,184
5.750%, 1/15/12^	75,000	76,445
5.125%, 7/15/12^	75,000	74,576
4.500%, 1/15/14^	170,000	162,024
5.250%, 4/18/16	130,000	128,261
4.000%, 12/1/20	205,901	190,751
5.500%, 3/1/21	156,950	154,621
5.000%, 7/1/21	342,139	330,707
4.500%, 8/1/21	317,727	301,696
6.000%, 9/1/21	88,845	89,243
5.000%, 8/1/26	143,630	136,657
5.500%, 8/1/26	118,070	115,000
6.250%, 7/15/32^	45,000	48,784
4.651%, 2/1/34 (l)	240,268	235,984
4.128%, 2/1/35 (l)	295,527	290,838
4.673%, 8/1/35 (l)	142,853	140,440
5.000%, 3/1/36	1,086,327	1,019,133
4.500%, 5/1/36	148,217	134,794
5.000%, 8/1/36	98,834	92,721
6.500%, 8/1/36	351,511	355,291
5.500%, 9/1/36	1,360,026	1,312,384
6.000%, 9/1/36	684,271	691,049
6.000%, 4/1/37	68,883	68,253
Federal National Mortgage Association
6.000%, 5/15/08^	300,000	301,691
5.250%, 1/15/09^	210,000	210,016
6.375%, 6/15/09	125,000	127,724
7.250%, 1/15/10	300,000	314,428
6.000%, 5/15/11^	185,000	189,868
5.125%, 1/2/14	90,000	87,935
5.000%, 4/15/15^	70,000	68,304
5.000%, 3/15/16^	130,000	126,079
5.000%, 2/13/17^	135,000	130,602
4.500%, 8/1/20	306,861	291,313
4.000%, 9/1/20	137,385	127,123
5.500%, 1/1/21	208,570	205,636
5.000%, 6/1/21	350,588	339,056
6.000%, 10/1/21	140,331	140,996
5.500%, 4/1/26	114,224	111,252
5.000%, 5/1/26	139,855	132,967
6.625%, 11/15/30^	75,000	84,521
4.381%, 6/1/34 (l)	107,003	104,528
4.330%, 1/1/35 (l)	185,138	182,652
4.877%, 9/1/35 (l)	385,930	382,527
4.500%, 10/1/35	164,940	150,136
5.000%, 11/1/35	116,051	109,035
6.500%, 1/1/36	510,348	515,312
5.000%, 6/1/36	1,565,788	1,468,395
6.136%, 6/1/36 (l)	194,162	196,041
5.500%, 7/1/36	1,887,758	1,821,606
7.000%, 7/1/36	84,519	86,786
6.000%, 9/1/36	90,403	89,486
6.000%, 10/1/36	908,829	899,611
Government National Mortgage Association
5.000%, 8/15/21	72,617	70,450
4.500%, 8/15/33	53,509	49,183
5.500%, 4/15/35	437,242	424,841
6.000%, 5/15/36	298,437	297,003
5.000%, 6/15/36	296,743	280,800
6.500%, 8/15/36	191,966	195,101
Tennessee Valley Authority
5.880%, 4/1/36	55,000	57,238

		18,602,638

U.S. Treasuries (23.4%)
U.S. Treasury Bonds
8.125%, 8/15/19^	195,000	246,584
8.750%, 8/15/20^	175,000	233,707
8.000%, 11/15/21^	220,000	281,480
7.125%, 2/15/23^	155,000	186,073
6.250%, 8/15/23	165,000	183,215
6.000%, 2/15/26^	45,000	49,120
6.125%, 11/15/27^	160,000	178,325
5.500%, 8/15/28	20,000	20,748
6.125%, 8/15/29^	50,000	56,086
6.250%, 5/15/30^	70,000	80,008
5.375%, 2/15/31^	140,000	143,763
4.500%, 2/15/36^	155,000	140,348
4.750%, 2/15/37^	65,000	61,288
U.S. Treasury Notes
4.875%, 4/30/08^	100,000	99,867
2.625%, 5/15/08^	340,000	333,094
5.000%, 7/31/08^	595,000	594,814
4.750%, 11/15/08^	455,000	453,543
4.500%, 2/15/09^	410,000	407,149
4.875%, 5/15/09^	490,000	489,770

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
4.875%, 8/15/09	$350,000	$349,754
6.000%, 8/15/09^	175,000	178,787
4.625%, 11/15/09^	140,000	139,147
6.500%, 2/15/10^	240,000	249,281
5.750%, 8/15/10^	280,000	286,869
5.000%, 2/15/11^	255,000	256,155
4.875%, 4/30/11^	140,000	139,792
4.875%, 5/31/11^	210,000	209,688
4.870%, 7/31/11^	115,000	114,838
5.000%, 8/15/11^	295,000	296,291
4.500%, 9/30/11^	105,000	103,277
4.625%, 10/31/11^	235,000	232,264
4.500%, 11/30/11^	80,000	78,638
4.750%, 1/31/12^	150,000	148,875
4.875%, 2/15/12^	150,000	149,813
4.375%, 8/15/12^	150,000	146,613
4.250%, 8/15/13^	235,000	226,904
4.000%, 2/15/14^	225,000	212,994
4.750%, 5/15/14^	80,000	79,000
4.250%, 11/15/14^	200,000	190,828
4.000%, 2/15/15^	170,000	159,189
4.125%, 5/15/15^	200,000	188,484
4.500%, 11/15/15^	205,000	197,729
4.500%, 2/15/16^	195,000	187,946
5.125%, 5/15/16^	210,000	211,181
4.875%, 8/15/16^	140,000	138,283
4.625%, 11/15/16^	100,000	96,914
4.625%, 2/15/17^	110,000	106,528

		9,315,044

Total Government Securities		28,724,496

Health Care (0.8%)
Health Care Providers & Services (0.3%)
Cardinal Health, Inc.
5.850%, 12/15/17	45,000	43,699
Cigna Corp.
5.375%, 3/15/17	25,000	23,880
UnitedHealth Group, Inc.
5.800%, 3/15/36	25,000	23,007
WellPoint, Inc.
5.000%, 12/15/14	40,000	37,768

		128,354

Pharmaceuticals (0.5%)
Abbott Laboratories
5.875%, 5/15/16	55,000	55,014
Eli Lilly & Co.
5.200%, 3/15/17	35,000	33,481
Schering-Plough Corp.
6.750%, 12/1/33	30,000	32,157
Wyeth
5.500%, 2/1/14	70,000	68,991

		189,643

Total Health Care		317,997

Industrials (1.3%)
Aerospace & Defense (0.4%)
Boeing Co.
5.125%, 2/15/13^	35,000	34,459
Lockheed Martin Corp.
8.500%, 12/1/29	25,000	31,675
United Technologies Corp.
7.125%, 11/15/10	100,000	105,229

		171,363

Building Products (0.1%)
Masco Corp.
6.500%, 8/15/32	35,000	31,860

Industrial Conglomerates (0.1%)
General Electric Co.
5.000%, 2/1/13	25,000	24,238
Tyco International Group S.A.
6.875%, 1/15/29	25,000	28,855

		53,093

Machinery (0.2%)
Illinois Tool Works, Inc.
5.750%, 3/1/09	75,000	75,546

Road & Rail (0.5%)
Burlington North Santa Fe Corp.
6.750%, 7/15/11	70,000	72,789
Canadian National Railway Co.
6.200%, 6/1/36	25,000	24,398
CSX Corp.
6.300%, 3/15/12	100,000	101,936

		199,123

Total Industrials		530,985

Information Technology (0.3%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
5.500%, 2/22/16	75,000	73,186

Computers & Peripherals (0.0%)
International Business Machines Corp.
5.875%, 11/29/32^	25,000	24,722

IT Services (0.1%)
Electronic Data Systems Corp.,
Series B
6.500%, 8/1/13	40,000	39,534

Total Information Technology		137,442

Materials (0.8%)
Chemicals (0.3%)
Dow Chemical Co.
7.375%, 11/1/29	25,000	27,059
Lubrizol Corp.
4.625%, 10/1/09	100,000	98,038

		125,097

Construction Materials (0.2%)
CRH America, Inc.
6.000%, 9/30/16	70,000	69,212

Metals & Mining (0.2%)
Alcan, Inc.
6.125%, 12/15/33	40,000	37,166
BHP Finance USA Ltd.
4.800%, 4/15/13	40,000	38,186

		75,352

Paper & Forest Products (0.1%)
Weyerhaeuser Co.
7.375%, 3/15/32	40,000	40,578

Total Materials		310,239

Telecommunication Services (2.2%)
Diversified Telecommunication Services (1.9%)
AT&T Corp.
8.000%, 11/15/31	40,000	47,543
AT&T, Inc.
4.125%, 9/15/09	100,000	97,241
BellSouth Corp.
6.000%, 11/15/34^	45,000	42,119

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
British Telecommunications plc
9.125%, 12/15/30	$25,000	$32,720
Deutsche Telekom International Finance B.V.
3.875%, 7/22/08^	100,000	98,336
Embarq Corp.
7.082%, 6/1/16	25,000	25,140
France Telecom S.A.
8.500%, 3/1/31	25,000	31,413
Sprint Capital Corp.
6.900%, 5/1/19	60,000	59,396
8.750%, 3/15/32	30,000	33,694
Telecom Italia Capital S.A.
5.250%, 11/15/13	50,000	47,644
Telefonica Europe B.V.
7.750%, 9/15/10	75,000	79,506
Verizon Communications, Inc.
7.250%, 12/1/10	75,000	79,061
7.375%, 9/1/12	55,000	59,237
5.850%, 9/15/35	25,000	22,930

		755,980

Wireless Telecommunication Services (0.3%)
America Movil S.A.B. de C.V.
5.750%, 1/15/15	30,000	29,595
New Cingular Wireless Services, Inc.
8.750%, 3/1/31	35,000	43,632
Vodafone Group plc
4.625%, 7/15/18	40,000	34,860

		108,087

Total Telecommunication Services		864,067

Utilities (2.0%)
Electric Utilities (1.6%)
Alabama Power Co.
5.500%, 10/15/17	35,000	33,995
Consolidated Edison Co. of New York, Inc.,
Series B
7.500%, 9/1/10	50,000	52,940
Duke Energy Indiana, Inc.
5.000%, 9/15/13	50,000	47,939
Exelon Corp.
4.900%, 6/15/15	35,000	32,209
FirstEnergy Corp., Series C
7.375%, 11/15/31	50,000	54,128
Florida Power & Light Co.
5.650%, 2/1/37	15,000	14,055
Florida Power Corp.
4.800%, 3/1/13	55,000	52,542
Hydro-Quebec
6.300%, 5/11/11	100,000	103,257
Oncor Electric Delivery Co.
7.000%, 9/1/22	40,000	41,775
Pacific Gas & Electric Co.
3.600%, 3/1/09	150,000	145,563
Virginia Electric & Power Co.,
Series B
6.000%, 1/15/36^	55,000	52,665

		631,068

Gas Utilities (0.4%)
Consolidated Natural Gas Co.
6.850%, 4/15/11	100,000	105,024
Oneok, Inc.
6.000%, 6/15/35	25,000	22,446
Trans-Canada Pipelines Ltd.
5.600%, 3/31/34	25,000	22,950

		150,420

Total Utilities		781,488

Total Long-Term Debt Securities (98.4%) (Cost $39,716,573)		39,183,258

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (15.2%)
CDC Financial Products, Inc.
5.43%, 8/29/07	250,000	250,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	5,800,215	5,800,215

Total Short-Term Investments of Cash Collateral for Securities Loaned		6,050,215

Time Deposit (3.6%)
JPMorgan Chase Nassau
4.76%, 7/2/07	1,445,419	1,445,419

Total Short-Term Investments (18.8%) (Amortized Cost $7,495,634)		7,495,634

Total Investments (117.2%) (Cost/Amortized Cost $47,212,207)		46,678,892
Other Assets Less Liabilities (-17.2%)		(6,841,303)

Net Assets (100%)		$39,837,589

^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO — Collateralized Mortgage Obligation

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,341,939
Long-term U.S. Treasury securities	4,035,594

$8,377,533

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,811,750
Long-term U.S. Treasury securities	4,262,347

$9,074,097

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(554,539)

Net unrealized depreciation	$(554,539)

Federal income tax cost of investments	$47,233,431

At June 30, 2007, the Portfolio had loaned securities with a total value of $12,342,528. This was secured by collateral of $6,050,215 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $6,501,335 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $1,033,667 which expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.1%)
Automobiles (0.7%)
General Motors Corp.^	82,000	$3,099,600

Hotels, Restaurants & Leisure (1.6%)
McDonald’s Corp.	145,600	7,390,656

Household Durables (0.4%)
Newell Rubbermaid, Inc.	69,800	2,054,214

Leisure Equipment & Products (1.2%)
Hasbro, Inc.	74,900	2,352,609
Mattel, Inc.	137,800	3,484,962

		5,837,571

Media (1.4%)
CBS Corp., Class B	195,400	6,510,728

Specialty Retail (0.8%)
Sherwin-Williams Co.	54,100	3,596,027

Total Consumer Discretionary		28,488,796

Consumer Staples (10.5%)
Beverages (1.0%)
Molson Coors Brewing Co., Class B	49,000	4,530,540

Food Products (3.7%)
ConAgra Foods, Inc.	285,500	7,668,530
General Mills, Inc.	43,000	2,512,060
H.J. Heinz Co.	87,300	4,144,131
Sara Lee Corp.	169,100	2,942,340

		17,267,061

Household Products (3.3%)
Colgate-Palmolive Co.	34,200	2,217,870
Kimberly-Clark Corp.	85,100	5,692,339
Procter & Gamble Co.	125,300	7,667,107

		15,577,316

Tobacco (2.5%)
Altria Group, Inc.	26,600	1,865,724
Loews Corp.- Carolina Group	80,200	6,197,054
Reynolds American, Inc.^	28,800	1,877,760
UST, Inc.^	38,200	2,051,722

		11,992,260

Total Consumer Staples		49,367,177

Energy (10.8%)
Oil, Gas & Consumable Fuels (10.8%)
Chevron Corp.	107,183	9,029,096
ConocoPhillips	29,100	2,284,350
Exxon Mobil Corp.	226,500	18,998,820
Marathon Oil Corp.	79,000	4,736,840
Norsk Hydro ASA (ADR)^	116,100	4,443,147
PetroChina Co., Ltd. (ADR)^	46,000	6,839,280
Plains All American Pipeline LP	74,000	4,710,100

Total Energy		51,041,633

Financials (30.7%)
Capital Markets (1.7%)
Morgan Stanley	97,300	8,161,524

Commercial Banks (2.8%)
Banco Santander Central Hispano S.A. (ADR)^	124,000	2,279,120
Barclays plc (ADR)	62,800	3,503,612
Canadian Imperial Bank of Commerce^	50,100	4,489,962
HSBC Holdings plc (ADR)^	12,789	1,173,647
PNC Financial Services Group, Inc.	22,400	1,603,392

		13,049,733

Diversified Financial Services (6.4%)
Bank of America Corp.	115,000	5,622,350
Citigroup, Inc.	267,850	13,738,026
ING Groep N.V. (ADR)	41,400	1,820,358
JPMorgan Chase & Co.	185,300	8,977,785

		30,158,519

Insurance (15.1%)
Aegon N.V. (N.Y. Shares)	314,582	6,181,536
Allianz SE (ADR)^	324,300	7,546,461
Allstate Corp.	77,800	4,785,478
American International Group, Inc.	47,400	3,319,422
Chubb Corp.	66,600	3,605,724
Lincoln National Corp.	133,100	9,443,445
Manulife Financial Corp.^	166,600	6,217,512
MBIA, Inc.^	90,200	5,612,244
Nationwide Financial Services, Inc.^	149,620	9,458,977
PartnerReinsurance Ltd.^	64,000	4,960,000
Sun Life Financial, Inc.	134,900	6,441,475
Travelers Cos., Inc.	69,800	3,734,300

		71,306,574

Real Estate Investment Trusts (REITs) (3.4%)
CBL & Associates Properties, Inc. (REIT)^	35,600	1,283,380
First Industrial Realty Trust, Inc. (REIT)^	105,700	4,096,932
General Growth Properties, Inc. (REIT)	34,000	1,800,300
Host Hotels & Resorts, Inc. (REIT)	188,000	4,346,560
ProLogis (REIT)	45,600	2,594,640
Simon Property Group, Inc. (REIT)	19,900	1,851,496

		15,973,308

Thrifts & Mortgage Finance (1.3%)
Fannie Mae	94,700	6,186,751

Total Financials		144,836,409

Health Care (8.7%)
Health Care Equipment & Supplies (1.4%)
Hillenbrand Industries, Inc.	101,200	6,578,000

Pharmaceuticals (7.3%)
Abbott Laboratories	104,600	5,601,330
Eli Lilly & Co.	91,600	5,118,608
Johnson & Johnson	98,300	6,057,246
Merck & Co., Inc.	179,700	8,949,060
Pfizer, Inc.	263,700	6,742,809
Wyeth	35,600	2,041,304

		34,510,357

Total Health Care		41,088,357

Industrials (13.1%)
Aerospace & Defense (2.3%)
Northrop Grumman Corp.	65,100	5,069,337
Raytheon Co.	104,900	5,653,061

		10,722,398

Commercial Services & Supplies (4.0%)
ABM Industries, Inc.^	85,600	2,209,336
Deluxe Corp.^	119,200	4,840,712
R.R. Donnelley & Sons Co.	157,600	6,857,176
Steelcase, Inc., Class A^	140,900	2,606,650
Waste Management, Inc.	62,400	2,436,720

		18,950,594

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (1.3%)
Emerson Electric Co.	127,900	$5,985,720

Industrial Conglomerates (2.1%)
General Electric Co.	260,100	9,956,628

Machinery (2.4%)
SPX Corp.	129,300	11,353,833

Marine (1.0%)
Diana Shipping, Inc.^	214,800	4,811,520

Total Industrials		61,780,693

Information Technology (3.9%)
Communications Equipment (1.8%)
Nokia Oyj (ADR)	118,800	3,339,468
Telefonaktiebolaget LM Ericsson (Sponsored ADR)	123,900	4,942,371

		8,281,839

Semiconductors & Semiconductor Equipment (2.1%)
Microchip Technology, Inc.	151,100	5,596,744
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	399,682	4,448,460

		10,045,204

Total Information Technology		18,327,043

Materials (5.1%)
Chemicals (3.9%)
BASF AG (ADR)^	28,100	3,672,951
Dow Chemical Co.	52,700	2,330,394
E.I. du Pont de Nemours & Co.	111,400	5,663,576
International Flavors & Fragrances, Inc.	46,000	2,398,440
PPG Industries, Inc.	37,400	2,846,514
Sensient Technologies Corp.^	54,300	1,378,677

		18,290,552

Containers & Packaging (0.5%)
Sonoco Products Co.	57,600	2,465,856

Metals & Mining (0.7%)
Southern Copper Corp.^	32,900	3,101,154

Total Materials		23,857,562

Telecommunication Services (6.9%)
Diversified Telecommunication Services (6.0%)
AT&T, Inc.	409,647	17,000,350
Embarq Corp.	26,600	1,685,642
Verizon Communications, Inc.	235,550	9,697,594

		28,383,586

Wireless Telecommunication Services (0.9%)
Sprint Nextel Corp.	200,600	4,154,426

Total Telecommunication Services		32,538,012

Utilities (4.1%)
Electric Utilities (2.2%)
American Electric Power Co., Inc.	28,400	1,279,136
Duke Energy Corp.	252,100	4,613,430
FirstEnergy Corp.	67,100	4,343,383

		10,235,949

Multi-Utilities (1.9%)
MDU Resources Group, Inc.^	143,450	4,022,338
PNM Resources, Inc.^	90,900	2,526,111
Suez S.A. (ADR)^	47,700	2,734,164

		9,282,613

Total Utilities		19,518,562

Total Common Stocks (99.9%) (Cost $406,053,634)		470,844,244

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (13.7%)
BBVA Senior Finance S.A.
5.41%, 3/12/10 (l)	$1,000,000	1,000,000
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	2,000,000	2,000,000
G.X. Clarke & Co., Repurchase Agreement
5.42%, 7/2/07 (r)	3,000,000	3,000,000
General Electric Capital Corp.
5.40%, 3/12/10 (l)	3,000,000	3,000,000
Goldman Sachs Group, Inc.
5.41%, 3/27/09 (l)	2,000,000	2,000,000
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	5,000,000	5,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	46,818,224	46,818,224
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	2,000,000	2,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		64,818,224

Time Deposit (1.1%)
JPMorgan Chase Nassau
4.76%, 7/2/07	5,001,838	5,001,838

Total Short-Term Investments (14.8%) (Amortized Cost $69,820,062)		69,820,062

Total Investments (114.7%) (Cost/Amortized Cost $475,873,696)		540,664,306
Other Assets Less Liabilities (-14.7%)		(69,176,577)

Net Assets (100%)		$471,487,729

^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$144,073,764
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$139,392,502

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,092,053
Aggregate gross unrealized depreciation	(4,181,451)

Net unrealized appreciation	$64,910,602

Federal income tax cost of investments	$475,753,704

At June 30, 2007, the Portfolio had loaned securities with a total value of $63,703,430. This was secured by collateral of $64,818,224 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.2%)
Automobiles (1.3%)
Harley-Davidson, Inc.	20,000	$1,192,200

Household Durables (1.5%)
Garmin Ltd.^	19,600	1,449,812

Internet & Catalog Retail (2.2%)
Amazon.com, Inc.*	30,500	2,086,505

Leisure Equipment & Products (0.6%)
Mattel, Inc.	22,000	556,380

Media (2.3%)
EchoStar Communications Corp., Class A*	20,900	906,433
Omnicom Group, Inc.	24,200	1,280,664

		2,187,097

Multiline Retail (5.2%)
Kohl’s Corp.*	18,700	1,328,261
Nordstrom, Inc.	31,900	1,630,728
Target Corp.	29,500	1,876,200

		4,835,189

Specialty Retail (2.1%)
Bed Bath & Beyond, Inc.*	22,500	809,775
Staples, Inc.	47,000	1,115,310

		1,925,085

Total Consumer Discretionary		14,232,268

Consumer Staples (1.7%)
Food & Staples Retailing (1.7%)
Walgreen Co.	37,500	1,632,750

Total Consumer Staples		1,632,750

Energy (4.3%)
Energy Equipment & Services (3.6%)
Grant Prideco, Inc.*	20,100	1,081,983
Smith International, Inc.	15,800	926,512
Tidewater, Inc.^	19,400	1,375,072

		3,383,567

Oil, Gas & Consumable Fuels (0.7%)
Chesapeake Energy Corp.	20,000	692,000

Total Energy		4,075,567

Financials (24.0%)
Capital Markets (8.6%)
Charles Schwab Corp.	94,200	1,932,984
Franklin Resources, Inc.	14,800	1,960,556
Goldman Sachs Group, Inc.	8,000	1,734,000
SEI Investments Co.^	29,800	865,392
State Street Corp.	23,600	1,614,240

		8,107,172

Commercial Banks (1.8%)
U.S. Bancorp.	49,400	1,627,730

Diversified Financial Services (4.9%)
Bank of America Corp.	17,200	840,908
Chicago Mercantile Exchange Holdings, Inc., Class A	1,700	908,412
JPMorgan Chase & Co.	39,400	1,908,930
Moody’s Corp.	15,200	945,440

		4,603,690

Insurance (6.9%)
Aon Corp.	22,500	958,725
Chubb Corp.	16,000	866,240
Hartford Financial Services Group, Inc.	15,300	1,507,203
Prudential Financial, Inc.	8,500	826,455

	Number of Shares	Value (Note 1)
Travelers Cos., Inc.	30,300	$1,621,050
W.R. Berkley Corp.	22,050	717,507

		6,497,180

Thrifts & Mortgage Finance (1.8%)
Sovereign Bancorp, Inc.	35,300	746,242
Washington Mutual, Inc.	22,100	942,344

		1,688,586

Total Financials		22,524,358

Health Care (20.2%)
Biotechnology (4.7%)
Amgen, Inc.*	16,700	923,343
Biogen Idec, Inc.*	27,900	1,492,650
Gilead Sciences, Inc.*	52,000	2,016,040

		4,432,033

Health Care Equipment & Supplies (3.3%)
Medtronic, Inc.	4,950	256,707
St. Jude Medical, Inc.*	21,700	900,333
Stryker Corp.	31,000	1,955,790

		3,112,830

Health Care Providers & Services (4.0%)
CIGNA Corp.	34,200	1,785,924
Express Scripts, Inc.*	40,200	2,010,402

		3,796,326

Pharmaceuticals (8.2%)
Bristol-Myers Squibb Co.	76,600	2,417,496
Forest Laboratories, Inc.*	35,400	1,616,010
Johnson & Johnson	22,600	1,392,612
Pfizer, Inc.	55,750	1,425,528
Teva Pharmaceutical Industries Ltd. (ADR)^	19,900	820,875

		7,672,521

Total Health Care		19,013,710

Industrials (3.6%)
Air Freight & Logistics (1.7%)
CH Robinson Worldwide, Inc.	13,000	682,760
FedEx Corp.	8,500	943,245

		1,626,005

Commercial Services & Supplies (1.1%)
R.R. Donnelley & Sons Co.	22,300	970,273

Machinery (0.8%)
Danaher Corp.	9,900	747,450

Total Industrials		3,343,728

Information Technology (24.8%)
Communications Equipment (4.8%)
Cisco Systems, Inc.*	64,185	1,787,552
Nokia Oyj (ADR)	47,900	1,346,469
Research In Motion Ltd.*	6,700	1,339,933

		4,473,954

Computers & Peripherals (8.0%)
Apple, Inc.*	21,600	2,636,064
EMC Corp.*	91,400	1,654,340
Hewlett-Packard Co.	46,900	2,092,678
NCR Corp.*	21,700	1,140,118

		7,523,200

Internet Software & Services (1.8%)
eBay, Inc.*	54,100	1,740,938

IT Services (5.2%)
Cognizant Technology Solutions Corp., Class A*	14,700	1,103,823
Electronic Data Systems Corp.	32,300	895,679
Infosys Technologies Ltd. (ADR)^	32,600	1,642,388
Paychex, Inc.	30,800	1,204,896

		4,846,786

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Office Electronics (1.0%)
Xerox Corp.*	50,800	$938,784

Semiconductors & Semiconductor Equipment (4.0%)
KLA-Tencor Corp.	16,600	912,170
Lam Research Corp.*^	16,600	853,240
NVIDIA Corp.*	48,500	2,003,535

		3,768,945

Total Information Technology		23,292,607

Telecommunication Services (4.0%)
Diversified Telecommunication Services (3.3%)
AT&T, Inc.	73,760	3,061,040

Wireless Telecommunication Services (0.7%)
Vimpel-Communications OJSC (ADR)	6,500	684,840

Total Telecommunication Services		3,745,880

Total Common Stocks (97.8%) (Cost $77,481,350)		91,860,868

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.9%)
CDC Financial Products, Inc.
5.43%, 8/29/07 (l)	$250,000	250,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	5,987,533	5,987,533
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	250,000	250,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		6,487,533

Time Deposit (2.3%)
JPMorgan Chase Nassau
4.76%, 7/2/07	2,138,772	2,138,771

Total Short-Term Investments (9.2%) (Amortized Cost $8,626,304)		8,626,304

Total Investments (107.0%) (Cost/Amortized Cost $86,107,654)		100,487,172
Other Assets Less Liabilities (-7.0%)		(6,545,556)

Net Assets (100%)		$93,941,616

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$22,999,385
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$23,055,967

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,958,876
Aggregate gross unrealized depreciation	(1,622,945)

Net unrealized appreciation	$14,335,931

Federal income tax cost of investments	$86,151,241

At June 30, 2007, the Portfolio had loaned securities with a total value of $6,550,851. This was secured by collateral of $6,487,533 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.6%)
Hotels, Restaurants & Leisure (3.2%)
Cheesecake Factory, Inc.*^	19,200	$470,784
Las Vegas Sands Corp.*^	169,600	12,955,744
Starbucks Corp.*	28,000	734,720

		14,161,248

Household Durables (0.7%)
Jarden Corp.*^	76,500	3,290,265

Internet & Catalog Retail (0.5%)
IAC/InterActiveCorp.*	58,700	2,031,607

Media (3.8%)
Citadel Broadcasting Corp.	7,080	45,666
Getty Images, Inc.*	42,500	2,031,925
Omnicom Group, Inc.	40,400	2,137,968
Time Warner Cable, Inc., Class A*	110,400	4,324,368
Time Warner, Inc.	221,300	4,656,152
Walt Disney Co.	92,200	3,147,708
XM Satellite Radio Holdings, Inc., Class A*^	54,500	641,465

		16,985,252

Multiline Retail (3.1%)
Target Corp.	215,900	13,731,240

Specialty Retail (4.3%)
Best Buy Co., Inc.	48,000	2,240,160
Home Depot, Inc.	35,300	1,389,055
Lowe’s Cos., Inc.	343,100	10,529,739
Urban Outfitters, Inc.*^	159,200	3,825,576
Williams-Sonoma, Inc.^	40,300	1,272,674

		19,257,204

Total Consumer Discretionary		69,456,816

Consumer Staples (5.6%)
Beverages (3.2%)
Coca-Cola Co.	27,900	1,459,449
PepsiCo, Inc.	201,100	13,041,335

		14,500,784

Food & Staples Retailing (1.2%)
Sysco Corp.	168,100	5,545,619

Personal Products (1.2%)
Avon Products, Inc.	140,800	5,174,400

Total Consumer Staples		25,220,803

Energy (4.6%)
Energy Equipment & Services (3.9%)
Baker Hughes, Inc.	39,700	3,339,961
Schlumberger Ltd.	130,200	11,059,188
Weatherford International Ltd.*	54,800	3,027,152

		17,426,301

Oil, Gas & Consumable Fuels (0.7%)
EOG Resources, Inc.	40,600	2,966,236

Total Energy		20,392,537

Financials (7.0%)
Capital Markets (0.2%)
American Capital Strategies Ltd.^	22,000	935,440

Commercial Banks (1.1%)
Wachovia Corp.	92,700	4,750,875

Consumer Finance (2.6%)
AmeriCredit Corp.*^	44,300	1,176,165
Capital One Financial Corp.	23,200	1,819,808
SLM Corp.	148,500	8,550,630

		11,546,603

Diversified Financial Services (0.2%)
JPMorgan Chase & Co.	21,400	1,036,830

Insurance (2.6%)
Aflac, Inc.	65,600	3,371,840
American International Group, Inc.	102,900	7,206,087
Progressive Corp.	42,300	1,012,239

		11,590,166

Thrifts & Mortgage Finance (0.3%)
Washington Mutual, Inc.	34,100	1,454,024

Total Financials		31,313,938

Health Care (19.5%)
Biotechnology (5.9%)
Amylin Pharmaceuticals, Inc.*^	33,500	1,378,860
Genentech, Inc.*	146,100	11,053,926
ImClone Systems, Inc.*^	241,300	8,532,368
Millennium Pharmaceuticals, Inc.*	500,900	5,294,513
PDL BioPharma, Inc.*^	5,600	130,480

		26,390,147

Health Care Equipment & Supplies (3.5%)
Baxter International, Inc.	139,300	7,848,162
Kyphon, Inc.*	6,500	312,975
Medtronic, Inc.	147,500	7,649,350

		15,810,487

Health Care Providers & Services (1.1%)
DaVita, Inc.*	63,300	3,410,604
UnitedHealth Group, Inc.	27,600	1,411,464

		4,822,068

Health Care Technology (1.5%)
Cerner Corp.*^	122,000	6,767,340

Pharmaceuticals (7.5%)
Allergan, Inc.	92,600	5,337,464
AstraZeneca plc (Sponsored ADR)	121,100	6,476,428
Endo Pharmaceuticals Holdings, Inc.*	64,000	2,190,720
Forest Laboratories, Inc.*	88,200	4,026,330
Sepracor, Inc.*^	167,100	6,854,442
Teva Pharmaceutical Industries Ltd. (ADR)	131,884	5,440,215
Wyeth	51,600	2,958,744

		33,284,343

Total Health Care		87,074,385

Industrials (11.3%)
Aerospace & Defense (0.7%)
Boeing Co.	7,900	759,664
United Technologies Corp.	34,400	2,439,992

		3,199,656

Air Freight & Logistics (1.8%)
FedEx Corp.	7,200	798,984
United Parcel Service, Inc., Class B	97,100	7,088,300

		7,887,284

Airlines (0.5%)
Southwest Airlines Co.	157,400	2,346,834

Building Products (0.3%)
American Standard Cos., Inc.	20,400	1,203,192

Construction & Engineering (1.3%)
Fluor Corp.	50,200	5,590,774

Industrial Conglomerates (2.2%)
General Electric Co.	260,800	9,983,424

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (4.5%)
Danaher Corp.^	101,200	$7,640,600
Illinois Tool Works, Inc.	232,200	12,582,918

		20,223,518

Total Industrials		50,434,682

Information Technology (32.8%)
Communications Equipment (6.6%)
Cisco Systems, Inc.*	593,300	16,523,405
Corning, Inc.*	146,400	3,740,520
Juniper Networks, Inc.*	77,800	1,958,226
QUALCOMM, Inc.	170,200	7,384,978

		29,607,129

Computers & Peripherals (3.1%)
Brocade Communications Systems, Inc.*	905,400	7,080,228
Dell, Inc.*	26,800	765,140
SanDisk Corp.*	52,800	2,584,032
Seagate Technology	70,200	1,528,254
Sun Microsystems, Inc.*	334,200	1,757,892

		13,715,546

Electronic Equipment & Instruments (1.4%)
Agilent Technologies, Inc.*	21,023	808,124
Flextronics International Ltd.*	253,800	2,741,040
Jabil Circuit, Inc.	123,300	2,721,231

		6,270,395

Internet Software & Services (9.9%)
eBay, Inc.*	347,600	11,185,768
Google, Inc., Class A*	46,200	24,180,156
Yahoo!, Inc.*	318,800	8,649,044

		44,014,968

IT Services (1.8%)
Affiliated Computer Services, Inc., Class A*	31,400	1,781,008
Paychex, Inc.	161,000	6,298,320
VeriFone Holdings, Inc.*	1,100	38,775

		8,118,103

Semiconductors & Semiconductor Equipment (4.4%)
Altera Corp.	375,100	8,300,963
KLA-Tencor Corp.	91,000	5,000,450
Linear Technology Corp.^	65,200	2,358,936
Maxim Integrated Products, Inc.	23,000	768,430
Silicon Laboratories, Inc.*^	45,200	1,564,372
Xilinx, Inc.	61,700	1,651,709

		19,644,860

Software (5.6%)
Microsoft Corp.	408,800	12,047,336
NAVTEQ Corp.*^	248,200	10,508,788
SAP AG (Sponsored ADR)^	27,000	1,378,890
Symantec Corp.*	60,500	1,222,100

		25,157,114

Total Information Technology		146,528,115

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.6%)
Time Warner Telecom, Inc., Class A*^	139,000	2,793,900

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	27,200	1,142,400

Total Telecommunication Services		3,936,300

Utilities (0.0%)
Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc., Class A*	2,838	26,791

Total Utilities		26,791

Total Common Stocks (97.3%) (Cost $377,430,208)		434,384,367

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (13.0%)
CDC Financial Products, Inc.
5.43%, 8/29/07 (l)	$1,000,000	1,000,000
Citigroup Global Markets, Inc.
5.45%, 7/6/07 (l)	1,000,000	1,000,000
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	1,500,000	1,500,000
Goldman Sachs Group, Inc.
5.50%, 7/29/08 (l)	1,000,000	1,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	47,672,635	47,672,635
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	2,000,000	2,000,000
UBS Finance Delaware LLC
5.35%, 7/2/07	1,999,108	1,999,108
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	1,999,807	1,999,807

Total Short-Term Investments of Cash Collateral for Securities Loaned		58,171,550

Time Deposit (2.4%)
JPMorgan Chase Nassau
4.76%, 7/2/07	10,787,484	10,787,484

Total Short-Term Investments (15.4%) (Amortized Cost $68,959,034)		68,959,034

Total Investments (112.7%) (Cost/Amortized Cost $446,389,242)		503,343,401
Other Assets Less Liabilities (-12.7%)		(56,625,302)

Net Assets (100%)		$446,718,099

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$86,866,319
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$67,996,560
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$63,912,627
Aggregate gross unrealized depreciation	(8,399,855)

Net unrealized appreciation	$55,512,772

Federal income tax cost of investments	$447,830,629

At June 30, 2007, the Portfolio had loaned securities with a total value of $56,944,961. This was secured by collateral of $58,171,550 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $98,708,821 of which $45,560,373 expires in the year 2009, $36,146,108 expires in the year 2010 and $17,002,340 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.8%)
Auto Components (0.5%)
Johnson Controls, Inc.	42,900	$4,966,533

Hotels, Restaurants & Leisure (2.1%)
Cheesecake Factory, Inc.*^	88,000	2,157,760
Las Vegas Sands Corp.*	92,300	7,050,797
McDonald’s Corp.	145,900	7,405,884
Starbucks Corp.*	83,700	2,196,288
Starwood Hotels & Resorts Worldwide, Inc.	49,900	3,346,793

		22,157,522

Household Durables (1.4%)
Fortune Brands, Inc.	61,700	5,082,229
Jarden Corp.*^	152,100	6,541,821
Leggett & Platt, Inc.^	173,500	3,825,675

		15,449,725

Internet & Catalog Retail (0.2%)
IAC/InterActiveCorp*	59,200	2,048,912

Media (2.2%)
Citadel Broadcasting Corp.	5,590	36,056
Getty Images, Inc.*^	84,500	4,039,945
Omnicom Group, Inc.	108,200	5,725,944
Time Warner Cable, Inc., Class A*	104,200	4,081,514
Time Warner, Inc.	307,750	6,475,060
Walt Disney Co.	72,800	2,485,392

		22,843,911

Multiline Retail (1.5%)
Target Corp.	247,400	15,734,640

Specialty Retail (2.2%)
Best Buy Co., Inc.	77,500	3,616,925
Lowe’s Cos., Inc.	485,300	14,893,857
Urban Outfitters, Inc.*^	204,800	4,921,344

		23,432,126

Textiles, Apparel & Luxury Goods (0.7%)
Hanesbrands, Inc.*	264,637	7,153,138

Total Consumer Discretionary		113,786,507

Consumer Staples (8.0%)
Beverages (3.2%)
Coca-Cola Co.	109,900	5,748,869
Pepsi Bottling Group, Inc.	81,542	2,746,335
PepsiCo, Inc.	384,300	24,921,855

		33,417,059

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.	77,800	4,552,856
Sysco Corp.	59,300	1,956,307

		6,509,163

Food Products (2.8%)
Campbell Soup Co.	82,000	3,182,420
Kraft Foods, Inc., Class A	315,152	11,109,108
Sara Lee Corp.	880,300	15,317,220

		29,608,748

Personal Products (0.5%)
Avon Products, Inc.	129,800	4,770,150

Tobacco (0.9%)
Altria Group, Inc.	141,400	9,917,796

Total Consumer Staples		84,222,916

Energy (8.8%)
Energy Equipment & Services (3.3%)
Baker Hughes, Inc.	64,400	5,417,972
BJ Services Co.	222,000	6,313,680
Schlumberger Ltd.	113,300	9,623,702
Transocean, Inc.*	58,650	6,215,727
Weatherford International Ltd.*	128,100	7,076,244

		34,647,325

Oil, Gas & Consumable Fuels (5.5%)
Arch Coal, Inc.^	71,200	2,477,760
Chevron Corp.	91,664	7,721,775
ConocoPhillips	35,000	2,747,500
EOG Resources, Inc.	109,200	7,978,152
Exxon Mobil Corp.	136,558	11,454,485
Kinder Morgan Management LLC*^	95,311	4,946,641
Royal Dutch Shell plc, Class A (ADR)	180,250	14,636,300
Royal Dutch Shell plc, Class B (ADR)^	48,152	4,013,469
Williams Cos., Inc.	82,000	2,592,840

		58,568,922

Total Energy		93,216,247

Financials (17.9%)
Capital Markets (1.2%)
American Capital Strategies Ltd.^	152,600	6,488,552
Lehman Brothers Holdings, Inc.	87,100	6,490,692

		12,979,244

Commercial Banks (4.3%)
Commerce Bancorp, Inc./New Jersey^	97,900	3,621,321
SunTrust Banks, Inc.	51,200	4,389,888
Wachovia Corp.	473,265	24,254,831
Wells Fargo & Co.	376,200	13,230,954

		45,496,994

Consumer Finance (5.5%)
AmeriCredit Corp.*^	369,200	9,802,260
Capital One Financial Corp.	111,700	8,761,748
SLM Corp.	672,500	38,722,550

		57,286,558

Diversified Financial Services (1.5%)
JPMorgan Chase & Co.	327,960	15,889,662

Insurance (3.6%)
Aflac, Inc.	143,300	7,365,620
American International Group, Inc.	161,400	11,302,842
Chubb Corp.	54,400	2,945,216
Marsh & McLennan Cos., Inc.	97,000	2,995,360
Progressive Corp.	169,000	4,044,170
RenaissanceReinsurance Holdings Ltd.	82,500	5,114,175
XL Capital Ltd., Class A	47,100	3,970,059

		37,737,442

Real Estate Investment Trusts (REITs) (0.6%)
Douglas Emmett, Inc. (REIT)^	112,700	2,788,198
General Growth Properties, Inc. (REIT)	56,200	2,975,790
Host Hotels & Resorts, Inc. (REIT)^	30,548	706,270

		6,470,258

Thrifts & Mortgage Finance (1.2%)
Hudson City Bancorp, Inc.	204,500	2,498,990
IndyMac Bancorp, Inc.^	47,700	1,391,409
Washington Mutual, Inc.	209,941	8,951,884

		12,842,283

Total Financials		188,702,441

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (14.0%)
Biotechnology (1.5%)
Genentech, Inc.*	110,500	$8,360,430
ImClone Systems, Inc.*^	55,100	1,948,336
Millennium Pharmaceuticals, Inc.*	567,100	5,994,247

		16,303,013

Health Care Equipment & Supplies (1.6%)
Baxter International, Inc.	197,800	11,144,052
Kyphon, Inc.*	4,100	197,415
Medtronic, Inc.	103,900	5,388,254

		16,729,721

Health Care Providers & Services (1.2%)
DaVita, Inc.*	107,025	5,766,507
UnitedHealth Group, Inc.	144,310	7,380,014

		13,146,521

Health Care Technology (0.4%)
Cerner Corp.*^	73,500	4,077,045

Life Sciences Tools & Services (0.2%)
Thermo Fisher Scientific, Inc.*	32,700	1,691,244

Pharmaceuticals (9.1%)
Allergan, Inc.	448,600	25,857,304
AstraZeneca plc (Sponsored ADR)	546,100	29,205,428
Endo Pharmaceuticals Holdings, Inc.*	113,800	3,895,374
Forest Laboratories, Inc.*	582,500	26,591,125
Sepracor, Inc.*^	89,600	3,675,392
Teva Pharmaceutical Industries Ltd. (ADR)^	156,525	6,456,656

		95,681,279

Total Health Care		147,628,823

Industrials (12.5%)
Aerospace & Defense (1.0%)
Alliant Techsystems, Inc.*^	31,200	3,093,480
Boeing Co.	24,400	2,346,304
United Technologies Corp.	72,400	5,135,332

		10,575,116

Air Freight & Logistics (1.5%)
FedEx Corp.	28,400	3,151,548
United Parcel Service, Inc., Class B	176,500	12,884,500

		16,036,048

Building Products (1.4%)
American Standard Cos., Inc.	198,200	11,689,836
Owens Corning, Inc.*^	76,400	2,569,332

		14,259,168

Construction & Engineering (1.1%)
Fluor Corp.	102,900	11,459,973

Electrical Equipment (0.3%)
Cooper Industries Ltd., Class A	56,400	3,219,876

Industrial Conglomerates (4.3%)
General Electric Co.	1,028,000	39,351,840
Tyco International Ltd.	172,750	5,837,222

		45,189,062

Machinery (2.9%)
Caterpillar, Inc.	38,900	3,045,870
Danaher Corp.	141,300	10,668,150
Illinois Tool Works, Inc.	249,200	13,504,148
Parker Hannifin Corp.	35,800	3,505,178

		30,723,346

Total Industrials		131,462,589

Information Technology (18.0%)
Communications Equipment (2.9%)
Cisco Systems, Inc.*	825,875	23,000,619
QUALCOMM, Inc.	166,100	7,207,079

		30,207,698

Computers & Peripherals (3.6%)
Brocade Communications Systems, Inc.*^	738,400	5,774,288
Dell, Inc.*	557,350	15,912,342
SanDisk Corp.*	35,100	1,717,794
Seagate Technology^	682,400	14,855,848

		38,260,272

Electronic Equipment & Instruments (2.3%)
Flextronics International Ltd.*	1,486,100	16,049,880
Jabil Circuit, Inc.	374,600	8,267,422

		24,317,302

Internet Software & Services (2.2%)
eBay, Inc.*	86,200	2,773,916
Google, Inc., Class A*	35,700	18,684,666
Yahoo!, Inc.*	71,700	1,945,221

		23,403,803

IT Services (1.2%)
Affiliated Computer Services, Inc., Class A*	44,400	2,518,368
Alliance Data Systems Corp.*	58,400	4,513,152
Paychex, Inc.	140,200	5,484,624
VeriFone Holdings, Inc.*	1,800	63,450

		12,579,594

Semiconductors & Semiconductor Equipment (1.3%)
Altera Corp.	100,100	2,215,213
Qimonda AG (Sponsored ADR)*^	365,300	5,643,885
Silicon Laboratories, Inc.*^	158,900	5,499,529

		13,358,627

Software (4.5%)
Microsoft Corp.	1,011,600	29,811,852
NAVTEQ Corp.*^	109,900	4,653,166
SAP AG (Sponsored ADR)^	161,100	8,227,377
Symantec Corp.*	243,000	4,908,600

		47,600,995

Total Information Technology		189,728,291

Materials (2.5%)
Chemicals (2.0%)
E.I. du Pont de Nemours & Co.	45,200	2,297,968
Methanex Corp.^	231,000	5,807,340
Potash Corp. of Saskatchewan, Inc.	117,300	9,145,881
Rohm & Haas Co.	72,300	3,953,364

		21,204,553

Metals & Mining (0.5%)
Alcoa, Inc.	45,900	1,860,327
Barrick Gold Corp.	136,200	3,959,334

		5,819,661

Total Materials		27,024,214

Telecommunication Services (3.2%)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	453,800	18,832,700
Time Warner Telecom, Inc., Class A*^	177,200	3,561,720

		22,394,420

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Wireless Telecommunication Services (1.1%)
American Tower Corp., Class A*	273,100	$11,470,200

Total Telecommunication Services		33,864,620

Utilities (2.1%)
Electric Utilities (0.6%)
Allegheny Energy, Inc.*	59,100	3,057,834
Edison International	62,600	3,513,112

		6,570,946

Independent Power Producers & Energy Traders (0.6%)
AES Corp.*	283,800	6,209,544

Multi-Utilities (0.9%)
CMS Energy Corp.	338,200	5,817,040
MDU Resources Group, Inc.^	100,500	2,818,020
NiSource, Inc.	46,500	963,015

		9,598,075

Total Utilities		22,378,565

Total Common Stocks (97.8%) (Cost $809,042,921)		1,032,015,213

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (10.8%)
Amsterdam Funding Corp.
5.35%, 7/2/07	$1,999,108	1,999,108
ANZ National Bank Ltd.
5.37%, 3/6/09 (l)	2,998,621	2,998,621
Atlantic Asset Securitization LLC
5.37%, 7/2/07	3,998,210	3,998,210
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	2,000,000	2,000,000
Charta LLC
5.37%, 7/2/07	4,997,763	4,997,763
Citigroup Global Markets, Inc.
5.45%, 7/6/07 (l)	4,000,000	4,000,000
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	3,000,000	3,000,000
Ebbets Funding plc
5.44%, 7/2/07	2,998,640	2,998,640
Goldman Sachs Group, Inc.
5.41%, 3/27/09 (l)	2,000,000	2,000,000
Intesa Funding LLC
5.33%, 7/2/07	2,998,668	2,998,668
KBC Financial Products
5.35%, 7/2/07	3,998,217	3,998,217
Monumental Global Funding II
5.40%, 3/26/10 (l)	1,000,000	1,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	52,654,513	52,654,513
Sedna Financial, Inc.
5.32%, 7/27/07	1,973,458	1,973,458
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	5,000,000	5,000,000
Tango Finance Corp.
5.38%, 6/25/09 (l)	1,998,550	1,998,550
Total Capital S.A.
5.34%, 7/2/07	2,998,665	2,998,665
UBS Finance (Delaware), Inc.
5.35%, 7/2/07	2,998,663	2,998,663
Unicredito Italiano Bank (Ireland) plc
5.34%, 7/29/08 (l)	5,000,000	5,000,000
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	4,999,519	4,999,519

Total Short-Term Investments of Cash Collateral for Securities Loaned		113,612,595

Time Deposit (1.1%)
JPMorgan Chase Nassau
4.76%, 7/2/07	11,461,507	11,461,507

Total Short-Term Investments (11.9%) (Amortized Cost $125,074,102)		125,074,102

Total Investments (109.7%) (Cost/Amortized Cost $934,117,023)		1,157,089,315
Other Assets Less Liabilities (-9.7%)		(102,407,065)

Net Assets (100%)		$1,054,682,250

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$140,462,570
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$230,158,245
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$238,018,550
Aggregate gross unrealized depreciation	(19,168,968)

Net unrealized appreciation	$218,849,582

Federal income tax cost of investments	$938,239,733

At June 30, 2007, the Portfolio had loaned securities with a total value of $113,362,483. This was secured by collateral of $113,612,595 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $2,105,100, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $174,144,819 of which $129,177,632 expires in the year 2009, $2,767,387 expires in the year 2010, and $42,199,800 expires in the year 2011. Included in the capital loss carryforward amounts are $44,967,187 of losses expiring in 2010 and 2011 which may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of theses capital losses will be available for use.

Included in the capital loss carryforward amounts are $129,177,632 of losses acquired from EQ/MFS Research as a result of a tax free reorganization.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.2%)
Auto Components (0.4%)
Johnson Controls, Inc.	45,600	$5,279,112

Automobiles (1.1%)
Ford Motor Co.^	958,500	9,029,070
General Motors Corp.	125,700	4,751,460

		13,780,530

Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	40,700	1,984,939
Cheesecake Factory, Inc.*	66,300	1,625,676
Las Vegas Sands Corp.*	111,800	8,540,402
McDonald’s Corp.	51,500	2,614,140
Starbucks Corp.*	172,600	4,529,024
Starwood Hotels & Resorts Worldwide, Inc.	54,600	3,662,022

		22,956,203

Household Durables (0.8%)
Fortune Brands, Inc.	33,000	2,718,210
Jarden Corp.*	35,600	1,531,156
Leggett & Platt, Inc.	132,500	2,921,625
Lennar Corp., Class A	66,600	2,434,896

		9,605,887

Media (3.2%)
CBS Corp., Class B	207,500	6,913,900
Citadel Broadcasting Corp.	27,478	177,236
Comcast Corp., Class A*	93,450	2,627,814
Getty Images, Inc.*	126,100	6,028,841
Omnicom Group, Inc.	60,600	3,206,952
Time Warner Cable, Inc., Class A*	63,400	2,483,378
Time Warner, Inc.	177,900	3,743,016
Viacom, Inc., Class B*	61,700	2,568,571
Walt Disney Co.	357,800	12,215,292

		39,965,000

Multiline Retail (2.3%)
Target Corp.	440,500	28,015,800

Specialty Retail (3.2%)
Best Buy Co., Inc.	183,600	8,568,612
Home Depot, Inc.	165,000	6,492,750
Lowe’s Cos., Inc.	741,100	22,744,359
Urban Outfitters, Inc.*	84,700	2,035,341

		39,841,062

Textiles, Apparel & Luxury Goods (0.4%)
Hanesbrands, Inc.*	195,550	5,285,716

Total Consumer Discretionary		164,729,310

Consumer Staples (6.9%)
Beverages (1.9%)
Anheuser-Busch Cos., Inc.	30,458	1,588,689
Coca-Cola Co.	125,000	6,538,750
PepsiCo, Inc.	248,600	16,121,710

		24,249,149

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.	35,100	2,054,052
Sysco Corp.	174,300	5,750,157

		7,804,209

Food Products (2.6%)
Campbell Soup Co.	4,600	178,526
Kraft Foods, Inc., Class A	374,162	13,189,211
Sara Lee Corp.	706,700	12,296,580
Unilever N.V. (N.Y. Shares)	200,000	6,204,000

		31,868,317

Personal Products (0.5%)
Avon Products, Inc.	153,400	5,637,450

Tobacco (1.3%)
Altria Group, Inc.	231,672	16,249,474

Total Consumer Staples		85,808,599

Energy (7.7%)
Energy Equipment & Services (3.6%)
Baker Hughes, Inc.	106,200	8,934,606
BJ Services Co.	234,200	6,660,648
Schlumberger Ltd.	245,848	20,882,329
Weatherford International Ltd.*	168,548	9,310,592

		45,788,175

Oil, Gas & Consumable Fuels (4.1%)
Anadarko Petroleum Corp.	34,700	1,804,053
Arch Coal, Inc.	150,200	5,226,960
Chevron Corp.	90,148	7,594,068
EOG Resources, Inc.	40,400	2,951,624
Exxon Mobil Corp.	98,590	8,269,729
Royal Dutch Shell plc, Class A (ADR)	239,600	19,455,520
Royal Dutch Shell plc, Class B (ADR)	65,795	5,484,013

		50,785,967

Total Energy		96,574,142

Financials (17.2%)
Capital Markets (1.3%)
American Capital Strategies Ltd.	84,600	3,597,192
Goldman Sachs Group, Inc.	14,800	3,207,900
Lehman Brothers Holdings, Inc.	93,900	6,997,428
Merrill Lynch & Co., Inc.	28,800	2,407,104

		16,209,624

Commercial Banks (4.0%)
Commerce Bancorp, Inc./New Jersey	62,500	2,311,875
Fifth Third Bancorp.	156,000	6,204,120
SunTrust Banks, Inc.	40,000	3,429,600
Wachovia Corp.	432,584	22,169,930
Wells Fargo & Co.	440,100	15,478,317

		49,593,842

Consumer Finance (2.0%)
AmeriCredit Corp.*	101,500	2,694,825
Capital One Financial Corp.	78,800	6,181,072
SLM Corp.	289,407	16,664,055

		25,539,952

Diversified Financial Services (1.6%)
JPMorgan Chase & Co.	411,676	19,945,702

Insurance (4.4%)
Aflac, Inc.	70,300	3,613,420
Ambac Financial Group, Inc.	30,100	2,624,419
American International Group, Inc.	195,200	13,669,856
Berkshire Hathaway, Inc., Class A*	63	6,896,925
Chubb Corp.	23,700	1,283,118
Marsh & McLennan Cos., Inc.	330,300	10,199,664
MBIA, Inc.	40,300	2,507,466
Progressive Corp.	142,900	3,419,597
RenaissanceReinsurance Holdings Ltd.	54,500	3,378,455
XL Capital Ltd., Class A	81,400	6,861,206

		54,454,126

Real Estate Investment Trusts (REITs) (0.3%)
Douglas Emmett, Inc. (REIT)	70,500	1,744,170
General Growth Properties, Inc. (REIT)	34,900	1,847,955

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Host Hotels & Resorts, Inc. (REIT)	33,426	$772,809

		4,364,934

Thrifts & Mortgage Finance (3.6%)
Fannie Mae	152,694	9,975,499
Freddie Mac	111,300	6,755,910
Hudson City Bancorp, Inc.	494,500	6,042,790
IndyMac Bancorp, Inc.	52,100	1,519,757
Washington Mutual, Inc.	488,000	20,808,320

		45,102,276

Total Financials		215,210,456

Health Care (12.6%)
Biotechnology (1.9%)
Genentech, Inc.*	171,000	12,937,860
ImClone Systems, Inc.*	206,700	7,308,912
Millennium Pharmaceuticals, Inc.*^	344,000	3,636,080

		23,882,852

Health Care Equipment & Supplies (1.8%)
Baxter International, Inc.	270,800	15,256,872
Medtronic, Inc.	135,700	7,037,402

		22,294,274

Health Care Providers & Services (1.3%)
DaVita, Inc.*	132,450	7,136,406
UnitedHealth Group, Inc.	175,700	8,985,298

		16,121,704

Health Care Technology (0.2%)
Cerner Corp.*	39,000	2,163,330

Pharmaceuticals (7.4%)
Allergan, Inc.	203,012	11,701,612
AstraZeneca plc (Sponsored ADR)^	385,100	20,595,148
Bristol-Myers Squibb Co.	223,300	7,047,348
Endo Pharmaceuticals Holdings, Inc.*	62,000	2,122,260
Forest Laboratories, Inc.*	417,446	19,056,410
Pfizer, Inc.	263,439	6,736,135
Sanofi-Aventis (ADR)	243,900	9,821,853
Sepracor, Inc.*	142,000	5,824,840
Teva Pharmaceutical Industries Ltd. (ADR)	142,600	5,882,250
Wyeth	68,500	3,927,790

		92,715,646

Total Health Care		157,177,806

Industrials (10.4%)
Aerospace & Defense (1.3%)
Boeing Co.	18,000	1,730,880
United Technologies Corp.	204,662	14,516,676

		16,247,556

Air Freight & Logistics (1.5%)
United Parcel Service, Inc., Class B	262,300	19,147,900

Building Products (0.6%)
American Standard Cos., Inc.	121,400	7,160,172

Construction & Engineering (1.3%)
Fluor Corp.	145,700	16,226,609

Electrical Equipment (0.6%)
Cooper Industries Ltd., Class A	74,000	4,224,660
Emerson Electric Co.	78,600	3,678,480

		7,903,140

Industrial Conglomerates (3.2%)
General Electric Co.	863,828	33,067,336
Siemens AG (ADR)	31,700	4,535,002
Tyco International Ltd.*	79,400	2,682,926

		40,285,264

Machinery (1.9%)
Danaher Corp.	116,400	8,788,200
Illinois Tool Works, Inc.	224,500	12,165,655
Parker Hannifin Corp.	26,800	2,623,988

		23,577,843

Total Industrials		130,548,484

Information Technology (23.8%)
Communications Equipment (3.9%)
Cisco Systems, Inc.*	1,059,612	29,510,194
Corning, Inc.*	270,900	6,921,495
QUALCOMM, Inc.	268,600	11,654,554

		48,086,243

Computers & Peripherals (4.2%)
Brocade Communications Systems, Inc.*	849,300	6,641,526
Dell, Inc.*	311,500	8,893,325
Hewlett-Packard Co.	93,635	4,177,994
SanDisk Corp.*	372,500	18,230,150
Seagate Technology	539,600	11,747,092
Sun Microsystems, Inc.*	628,800	3,307,488

		52,997,575

Electronic Equipment & Instruments (1.0%)
Flextronics International Ltd.*	556,300	6,008,040
Jabil Circuit, Inc.	282,200	6,228,154

		12,236,194

Internet Software & Services (4.0%)
eBay, Inc.*	369,284	11,883,559
Google, Inc., Class A*	54,880	28,723,094
Yahoo!, Inc.*	346,600	9,403,258

		50,009,911

IT Services (0.5%)
Affiliated Computer Services, Inc., Class A*	40,800	2,314,176
Paychex, Inc.	101,000	3,951,120

		6,265,296

Semiconductors & Semiconductor Equipment (6.2%)
Altera Corp.	333,100	7,371,503
Applied Materials, Inc.	768,682	15,273,712
ASML Holding N.V. (N.Y. Shares)*	46,700	1,281,915
Intel Corp.	636,903	15,132,815
KLA-Tencor Corp.	295,600	16,243,220
Lam Research Corp.*	61,200	3,145,680
Linear Technology Corp.	122,500	4,432,050
Qimonda AG (Sponsored ADR)*	120,900	1,867,905
Silicon Laboratories, Inc.*	70,700	2,446,927
Xilinx, Inc.	391,700	10,485,809

		77,681,536

Software (4.0%)
Microsoft Corp.	1,290,352	38,026,673
NAVTEQ Corp.*	58,000	2,455,720
SAP AG (Sponsored ADR)^	184,300	9,412,201

		49,894,594

Total Information Technology		297,171,349

Materials (2.3%)
Chemicals (1.2%)
E.I. du Pont de Nemours & Co.	28,100	1,428,604
Huntsman Corp.	25,900	629,629
Methanex Corp.	105,900	2,662,326
Potash Corp. of Saskatchewan, Inc.	109,800	8,561,106

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Rohm & Haas Co.	23,800	$1,301,384

		14,583,049

Metals & Mining (1.1%)
Alcoa, Inc.	152,900	6,197,037
Barrick Gold Corp.	154,000	4,476,780
Newmont Mining Corp.	78,100	3,050,586

		13,724,403

Total Materials		28,307,452

Telecommunication Services (2.1%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	233,000	9,669,500
Level 3 Communications, Inc.*	820,500	4,799,925
Time Warner Telecom, Inc., Class A*	180,700	3,632,070
Verizon Communications, Inc.	114,700	4,722,199

		22,823,694

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	79,300	3,330,600

Total Telecommunication Services		26,154,294

Utilities (1.2%)
Electric Utilities (0.6%)
Edison International	133,200	7,475,184

Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	151,600	3,317,008

Multi-Utilities (0.3%)
MDU Resources Group, Inc.	120,300	3,373,212
NiSource, Inc.	41,400	857,394

		4,230,606

Total Utilities		15,022,798

Total Common Stocks (97.4%) (Cost $1,012,880,845)		1,216,704,690

	Principal Amount
CONVERTIBLE BOND:
Consumer Discretionary (0.1%)
Automobiles (0.1%)
Ford Motor Co. 4.25%, 12/15/36 (Cost $1,519,000)	$1,519,000	1,902,548

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (1.0%)
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	2,543,507	2,543,507
Unicredito Italiano Bank (Ireland) plc
5.34%, 7/29/08 (l)	5,000,000	5,000,000
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	4,999,519	4,999,519

Total Short-Term Investments of Cash Collateral for Securities Loaned		12,543,026

Time Deposit (1.2%)
JPMorgan Chase Nassau
4.76%, 7/2/07	14,640,146	14,640,146

Total Short-Term Investments (2.2%) (Amortized Cost $27,183,172)		27,183,172

Total Investments (99.7%) (Cost/Amortized Cost $1,041,583,017)		1,245,790,410
Other Assets Less Liabilities (0.3%)		3,549,531

Net Assets (100%)		$1,249,339,941

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$189,581,017
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$273,811,505
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$222,163,959
Aggregate gross unrealized depreciation	(19,722,080)

Net unrealized appreciation	$202,441,879

Federal income tax cost of investments	$1,043,348,531

At June 30, 2007, the Portfolio had loaned securities with a total value of $5,801,603. This was secured by collateral of $12,543,026 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (25.6%)
Auto Components (0.4%)
TRW Automotive, Inc.
7.250%, 3/15/17^§	$1,050,000	$1,000,125

Automobiles (1.0%)
General Motors Corp.
8.375%, 7/15/33^	2,655,000	2,422,687

Distributors (0.3%)
Buhrmann U.S., Inc.
8.250%, 7/1/14	600,000	603,000

Diversified Consumer Services (2.2%)
Carriage Services, Inc.
7.875%, 1/15/15	915,000	926,438
Education Management LLC/Education Management Corp.
8.750%, 6/1/14	1,770,000	1,814,250
Service Corp. International
7.375%, 10/1/14	250,000	251,250
6.750%, 4/1/16^	2,235,000	2,117,662

		5,109,600

Hotels, Restaurants & Leisure (4.6%)
American Casino & Entertainment Properties LLC
7.850%, 2/1/12	595,000	611,362
Boyd Gaming Corp.
7.750%, 12/15/12	625,000	640,625
Caesars Entertainment, Inc.
8.125%, 5/15/11^	375,000	391,406
Landry’s Restaurants, Inc.,
Series B
7.500%, 12/15/14^	1,035,000	1,003,950
MGM MIRAGE
8.500%, 9/15/10	550,000	575,438
6.750%, 9/1/12	400,000	382,000
6.625%, 7/15/15	1,430,000	1,299,512
7.625%, 1/15/17^	75,000	71,344
Mohegan Tribal Gaming Authority
7.125%, 8/15/14^	1,250,000	1,237,500
San Pasqual Casino
8.000%, 9/15/13^§	875,000	883,750
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC
7.860%, 3/15/14 § (l)	760,000	765,700
Seneca Gaming Corp.
7.250%, 5/1/12^	285,000	288,919
Series B
7.250%, 5/1/12	235,000	238,231
Speedway Motorsports, Inc.
6.750%, 6/1/13	1,045,000	1,018,875
Station Casinos, Inc.
6.875%, 3/1/16^	1,250,000	1,103,125
6.625%, 3/15/18	200,000	172,000
Turning Stone Resort Casino Enterprise
9.125%, 9/15/14 §	175,000	178,063

		10,861,800

Household Durables (0.5%)
American Greetings Corp.
7.375%, 6/1/16	150,000	151,500
K. Hovnanian Enterprises, Inc.
7.500%, 5/15/16	385,000	350,350
KB Home
6.250%, 6/15/15^	660,000	580,800
Standard-Pacific Corp.
6.875%, 5/15/11	140,000	128,800

		1,211,450

Internet & Catalog Retail (0.3%)
FTD, Inc.
7.750%, 2/15/14^	807,000	798,930

Leisure Equipment & Products (0.3%)
Steinway Musical Instruments, Inc.
7.000%, 3/1/14 §	765,000	745,875

Media (13.3%)
Allbritton Communications Co.
7.750%, 12/15/12	935,000	939,675
CBD Media, Inc./CBD Finance
8.625%, 6/1/11	175,000	176,750
CCH I Holdings LLC/CCH I Holdings Capital Corp.
11.000%, 10/1/15	1,825,000	1,904,844
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
8.375%, 4/30/14 §	1,200,000	1,221,000
Citadel Communications Corp.
0.000%, 6/12/14	2,450,000	2,427,541
CSC Holdings, Inc.,
Series B
8.125%, 7/15/09^	210,000	214,200
Dex Media West LLC/Dex Media Finance Co.,
Series B
8.500%, 8/15/10	820,000	849,725
9.875%, 8/15/13	240,000	256,800
DirecTV Holdings LLC/DirecTV Financing Co.
6.375%, 6/15/15	400,000	376,000
Echostar DBS Corp.
6.375%, 10/1/11	250,000	245,000
7.125%, 2/1/16^	575,000	562,063
Idearc, Inc.
8.000%, 11/15/16	2,455,000	2,479,550
Inmarsat Finance plc
7.625%, 6/30/12	575,000	594,406
Intelsat Bermuda Ltd.
11.409%, 6/15/13^ (l)	1,375,000	1,457,500
Intelsat Corp.
9.000%, 8/15/14	406,000	423,255
Intelsat Intermediate Holding Co., Ltd.
0.000%, 2/1/15^ (e)	2,700,000	2,220,750
Intelsat Subsidiary Holding Co., Ltd.
8.625%, 1/15/15	2,435,000	2,495,875
Liberty Media LLC
8.250%, 2/1/30^	500,000	484,908
Mediacom Broadband LLC
8.500%, 10/15/15^	1,182,000	1,187,910
Mediacom LLC/Mediacom Capital Corp.
9.500%, 1/15/13^	1,060,000	1,083,850
Primedia, Inc.
8.875%, 5/15/11^	400,000	412,000
Quebecor Media, Inc.
7.750%, 3/15/16	900,000	913,500
R.H. Donnelley Corp.
6.875%, 1/15/13^	1,540,000	1,459,150
Series A-1
6.875%, 1/15/13	1,735,000	1,643,912
Series A-2
6.875%, 1/15/13	960,000	909,600
R.H. Donnelley, Inc.
10.875%, 12/15/12	225,000	239,906
Univision Communications, Inc., Term Loan
7.605%, 12/31/49	2,400,000	2,364,000

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Univision Communications, Inc. (PIK)
9.750%, 3/15/15^ §	$1,345,000	$1,328,188
Videotron Ltd.
6.875%, 1/15/14	350,000	343,000

		31,214,858

Multiline Retail (1.1%)
Bon-Ton Stores, Inc.
10.250%, 3/15/14^	1,625,000	1,645,313
Neiman Marcus Group, Inc. (PIK)
9.000%, 10/15/15	750,000	802,500
Saks, Inc.
8.250%, 11/15/08	57,000	58,698

		2,506,511

Specialty Retail (0.5%)
Asbury Automotive Group, Inc.
8.000%, 3/15/14^	750,000	757,500
AutoNation, Inc.
7.000%, 4/15/14^	550,000	543,125

		1,300,625

Textiles, Apparel & Luxury Goods (1.1%)
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14^	715,000	697,125
INVISTA
9.250%, 5/1/12 §	450,000	475,875
Perry Ellis International, Inc.,
Series B
8.875%, 9/15/13	785,000	796,775
Phillips-Van Heusen Corp.
7.250%, 2/15/11	450,000	456,750
8.125%, 5/1/13	125,000	130,156

		2,556,681

Total Consumer Discretionary		60,332,142

Consumer Staples (5.5%)
Beverages (1.1%)
Constellation Brands, Inc.
7.250%, 9/1/16	950,000	926,250
Series B
8.125%, 1/15/12^	400,000	407,000
Cott Beverages, Inc.
8.000%, 12/15/11	1,225,000	1,237,250

		2,570,500

Food & Staples Retailing (2.1%)
Albertson’s, Inc.
7.450%, 8/1/29	215,000	209,696
Ingles Markets, Inc.
8.875%, 12/1/11	750,000	777,187
Pantry, Inc.
7.750%, 2/15/14^	1,635,000	1,594,125
Stater Brothers Holdings, Inc.
8.125%, 6/15/12	710,000	715,325
7.750%, 4/15/15^ §	435,000	436,088
SUPERVALU, Inc.
7.500%, 11/15/14	1,210,000	1,240,250

		4,972,671

Food Products (1.7%)
Dole Food Co., Inc.
8.625%, 5/1/09	832,000	829,920
Pilgrim’s Pride Corp.
7.625%, 5/1/15	200,000	199,500
8.375%, 5/1/17^	850,000	841,500
Smithfield Foods, Inc.
7.625%, 2/15/08^	350,000	350,875
7.750%, 7/1/17	500,000	500,000
Series B
7.750%, 5/15/13^	1,205,000	1,223,075

		3,944,870

Household Products (0.4%)
Central Garden & Pet Co.
9.125%, 2/1/13	1,025,000	1,055,750

Personal Products (0.2%)
Elizabeth Arden, Inc.
7.750%, 1/15/14^	385,000	387,887

Total Consumer Staples		12,931,678

Energy (7.9%)
Energy Equipment & Services (1.3%)
Complete Production Services, Inc.
8.000%, 12/15/16 §	750,000	757,500
Dresser-Rand Group, Inc.
7.375%, 11/1/14^	938,000	941,517
Hanover Compressor Co.
7.500%, 4/15/13^	440,000	442,200
Hanover Equipment Trust,
Series 01-B
8.750%, 9/1/11	225,000	231,188
Universal Compression, Inc.
7.250%, 5/15/10	725,000	725,906

		3,098,311

Oil, Gas & Consumable Fuels (6.6%)
Atlas Pipeline Partners LP
8.125%, 12/15/15^	625,000	623,438
Chesapeake Energy Corp.
6.625%, 1/15/16	2,225,000	2,141,562
Compton Petroleum Finance Corp.
7.625%, 12/1/13	1,925,000	1,900,937
Denbury Resources, Inc.
7.500%, 12/15/15^	375,000	374,063
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp.
6.750%, 5/1/14	1,400,000	1,326,500
Forest Oil Corp.
7.250%, 6/15/19 (b)	135,000	130,950
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14	200,000	189,500
Kinder Morgan, Inc.
0.000%, 5/22/14	1,975,000	1,972,707
OPTI Canada, Inc.
7.875%, 12/15/14 §	525,000	525,000
Peabody Energy Corp.
7.375%, 11/1/16	465,000	474,300
Plains Exploration & Production Co.
7.000%, 3/15/17	1,905,000	1,804,988
Pogo Producing Co.
6.875%, 10/1/17^	360,000	357,300
Sabine Pass LNG LP
7.250%, 11/30/13 §	350,000	347,375
7.500%, 11/30/16 §	1,790,000	1,781,050
Teekay Corp.
8.875%, 7/15/11	525,000	556,500
Williams Cos., Inc.
7.125%, 9/1/11	650,000	666,250
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17	475,000	477,375

		15,649,795

Total Energy		18,748,106

Financials (11.5%)
Capital Markets (1.4%)
Arch Western Finance LLC
6.750%, 7/1/13	1,700,000	1,632,000

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Basell AF SCA
8.375%, 8/15/15^ §	$1,010,000	$967,075
E*Trade Financial Corp.
8.000%, 6/15/11	105,000	107,625
7.375%, 9/15/13	525,000	532,875

		3,239,575

Consumer Finance (5.8%)
Ford Motor Credit Co. LLC
7.875%, 6/15/10	7,390,000	7,388,581
7.000%, 10/1/13	200,000	185,299
GMAC LLC
6.875%, 9/15/11	5,125,000	5,041,227
8.000%, 11/1/31^	950,000	971,452

		13,586,559

Diversified Financial Services (3.5%)
American Real Estate Partners LP/American Real Estate Finance Corp.
7.125%, 2/15/13	200,000	193,000
Di Finance LLC/DynCorp International,
Series B
9.500%, 2/15/13	531,000	564,851
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. (PIK)
8.875%, 4/1/15^ §	1,505,000	1,550,150
KAR Holdings, Inc.
8.750%, 5/1/14 §	2,280,000	2,234,400
NSG Holdings LLC/NSG Holdings, Inc.
7.750%, 12/15/25 §	635,000	641,350
Rainbow National Services LLC
10.375%, 9/1/14 §	1,050,000	1,152,375
Regency Energy Partners LP/Regency Energy Finance Corp.
8.375%, 12/15/13 §	900,000	927,000
Sally Holdings LLC
9.250%, 11/15/14^ §	1,005,000	1,007,513

		8,270,639

Real Estate Investment Trusts (REITs) (0.8%)
Felcor Lodging LP (REIT)
8.500%, 6/1/11	1,349,000	1,418,136
Host Marriott LP (REIT)
7.125%, 11/1/13^	125,000	124,844
Series M
7.000%, 8/15/12	125,000	125,156
Ventas Realty LP/ Ventas Capital Corp. (REIT)
7.125%, 6/1/15	275,000	277,063

		1,945,199

Total Financials		27,041,972

Health Care (5.8%)
Health Care Equipment & Supplies (0.4%)
Advanced Medical Optics, Inc.
7.500%, 5/1/17 §	895,000	845,775

Health Care Providers & Services (5.4%)
Community Health Systems, Inc.
8.875%, 7/15/15	3,500,000	3,548,125
DaVita, Inc.
6.625%, 3/15/13	600,000	585,750
HCA, Inc.
6.950%, 5/1/12^	3,570,000	3,436,125
6.300%, 10/1/12^	1,215,000	1,123,875
6.750%, 7/15/13	285,000	259,350
9.250%, 11/15/16 §	740,000	788,100
(PIK)
9.625%, 11/15/16^§	825,000	886,875
Psychiatric Solutions, Inc.
7.750%, 7/15/15 §	475,000	469,656
Tenet Healthcare Corp.
9.875%, 7/1/14	910,000	900,900
U.S. Oncology, Inc.
9.000%, 8/15/12	750,000	772,500

		12,771,256

Life Sciences Tools & Services (0.0%)
Fisher Scientific International, Inc.
6.125%, 7/1/15	75,000	73,643

Total Health Care		13,690,674

Industrials (7.9%)
Aerospace & Defense (2.6%)
Alion Science and Technology Corp.
10.250%, 2/1/15	1,270,000	1,311,275
Alliant Techsystems, Inc.
6.750%, 4/1/16^	200,000	194,500
Bombardier, Inc.
6.750%, 5/1/12 §	225,000	221,625
DRS Technologies, Inc.
6.625%, 2/1/16	750,000	723,750
Esterline Technologies Corp.
7.750%, 6/15/13^	1,250,000	1,262,500
L-3 Communications Corp.
6.125%, 7/15/13^	75,000	70,875
Series B
6.375%, 10/15/15	75,000	70,875
Moog, Inc.
6.250%, 1/15/15	450,000	433,125
TransDigm, Inc.
7.750%, 7/15/14	1,590,000	1,605,900
7.750%, 7/15/14 §	200,000	202,000

		6,096,425

Building Products (0.2%)
Goodman Global Holdings, Inc.,
Series B
8.360%, 6/15/12^ (l)	530,000	533,975

Commercial Services & Supplies (2.3%)
Allied Waste Industries, Inc.
6.375%, 1/15/08	150,000	150,000
7.400%, 9/15/35	758,000	712,520
Allied Waste North America, Inc.,
Series B
7.125%, 5/15/16^	1,025,000	1,001,938
ARAMARK Corp.
8.500%, 2/1/15^ §	1,975,000	2,009,562
Corrections Corp. of America
7.500%, 5/1/11	195,000	197,681
6.750%, 1/31/14	375,000	366,563
Rental Service Corp.
9.500%, 12/1/14^ §	1,015,000	1,035,300

		5,473,564

Electrical Equipment (0.7%)
Baldor Electric Co., Inc.
8.625%, 2/15/17^	1,430,000	1,512,225
General Cable Corp.
7.125%, 4/1/17^ §	50,000	49,500
Thomas & Betts Corp.
7.250%, 6/1/13	120,000	122,507

		1,684,232

Machinery (0.9%)
American Railcar Industries, Inc.
7.500%, 3/1/14	110,000	109,450
Douglas Dynamics LLC
7.750%, 1/15/12 §	350,000	332,500

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Mueller Water Products, Inc.
7.375%, 6/1/17^ §	$950,000	$942,029
Trinity Industries, Inc.
6.500%, 3/15/14	625,000	610,938

		1,994,917

Road & Rail (1.2%)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
7.625%, 5/15/14^	880,000	888,800
Hertz Corp.
8.875%, 1/1/14	1,090,000	1,136,325
United Rentals North America, Inc.
6.500%, 2/15/12	725,000	712,312

		2,737,437

Total Industrials		18,520,550

Information Technology (2.6%)
Electronic Equipment & Instruments (0.4%)
NXP B.V./NXP Funding LLC
8.106%, 10/15/13^ (l)	565,000	565,706
9.500%, 10/15/15^	515,000	507,275

		1,072,981

IT Services (1.0%)
SunGard Data Systems, Inc.
9.125%, 8/15/13	1,780,000	1,822,275
4.875%, 1/15/14^	495,000	435,600

		2,257,875

Semiconductors & Semiconductor Equipment (0.9%)
Freescale Semiconductor, Inc.
10.125%, 12/15/16^ §	1,625,000	1,527,500
(PIK)
9.125%, 12/15/14 §	195,000	183,300
Sensata Technologies B.V.
8.000%, 5/1/14^	455,000	439,075

		2,149,875

Software (0.3%)
Open Solutions, Inc.
9.750%, 2/1/15 §	680,000	686,800

Total Information Technology		6,167,531

Materials (11.5%)
Chemicals (3.7%)
Airgas, Inc.
6.250%, 7/15/14	340,000	326,400
Ineos Group Holdings plc
8.500%, 2/15/16^ §	1,195,000	1,168,112
ISP Chemco, Inc.
6.975%, 5/31/14	1,525,000	1,525,000
Lyondell Chemical Co.
8.250%, 9/15/16^	2,360,000	2,466,200
Mosaic Co.
7.625%, 12/1/16^ §	1,200,000	1,227,000
Nalco Co.
7.750%, 11/15/11^	315,000	317,363
PolyOne Corp.
8.875%, 5/1/12^	794,000	788,045
Rockwood Specialties Group, Inc.
7.500%, 11/15/14^	750,000	753,750

		8,571,870

Construction Materials (0.5%)
Texas Industries, Inc.
7.250%, 7/15/13^	450,000	451,125
U.S. Concrete, Inc.
8.375%, 4/1/14^	655,000	653,363

		1,104,488

Containers & Packaging (2.6%)
Ball Corp.
6.625%, 3/15/18	1,010,000	969,600
BPC Holding Corp.
8.875%, 9/15/14^	695,000	703,687
Crown Americas LLC/Crown Americas Capital Corp.
7.750%, 11/15/15	1,630,000	1,638,150
Owens-Brockway Glass Container, Inc.
8.875%, 2/15/09	286,000	291,005
8.750%, 11/15/12	150,000	156,750
Owens-Illinois, Inc.
7.350%, 5/15/08	1,260,000	1,263,150
Stone Container Finance Co.
7.375%, 7/15/14^	1,165,000	1,118,400

		6,140,742

Metals & Mining (3.2%)
AK Steel Corp.
7.750%, 6/15/12	860,000	860,000
California Steel Industries, Inc.
6.125%, 3/15/14^	425,000	395,250
Foundation PA Coal Co.
7.250%, 8/1/14	900,000	892,125
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 4/1/15	195,000	205,725
8.375%, 4/1/17	3,260,000	3,480,050
Novelis, Inc.
7.250%, 2/15/15	700,000	718,375
Steel Dynamics, Inc.
6.750%, 4/1/15 §	1,080,000	1,058,400

		7,609,925

Paper & Forest Products (1.5%)
Abitibi-Consolidated Co. of Canada
8.375%, 4/1/15	300,000	262,500
Buckeye Technologies, Inc.
8.500%, 10/1/13^	300,000	306,750
Georgia-Pacific Corp.
8.125%, 5/15/11	515,000	525,944
Newark Group, Inc.
9.750%, 3/15/14	1,150,000	1,170,125
Plastipak Holdings, Inc.
8.500%, 12/15/15^§	575,000	595,125
Verso Paper Holdings LLC/Verson Paper, Inc.
9.106%, 8/1/14 § (l)	720,000	734,400

		3,594,844

Total Materials		27,021,869

Telecommunication Services (9.8%)
Diversified Telecommunication Services (6.2%)
Citizens Communications Co.
6.250%, 1/15/13	900,000	862,875
9.000%, 8/15/31	1,845,000	1,900,350
Level 3 Financing, Inc.
9.250%, 11/1/14^	130,000	131,300
9.250%, 11/1/14 §	3,395,000	3,428,950
Pathnet, Inc.
12.250%, 4/15/08 †(h)	243,268	—
Qwest Communications International, Inc.
7.500%, 2/15/14	675,000	683,438
Qwest Corp.
8.875%, 3/15/12	800,000	862,000
7.500%, 10/1/14	250,000	256,250
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14^	1,540,000	1,632,400
Williams Communications Group, Inc.
11.700%, 8/1/08†(h)	575,000	—

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Windstream Corp.
8.625%, 8/1/16	$2,755,000	$2,913,412
7.000%, 3/15/19	1,955,000	1,867,025

		14,538,000

Wireless Telecommunication Services (3.6%)
American Cellular Corp.,
Series B
10.000%, 8/1/11	170,000	178,075
Crown Castle International Corp., Term Loan
6.820%, 12/31/49	2,625,000	2,622,128
Dobson Cellular Systems, Inc.
8.375%, 11/1/11	800,000	836,000
9.875%, 11/1/12	1,190,000	1,282,225
Series B
8.375%, 11/1/11^	400,000	418,000
Dobson Communications Corp.
8.875%, 10/1/13^	640,000	668,800
MetroPCS Wireless, Inc.
9.250%, 11/1/14 §	1,165,000	1,202,863
Nextel Communications, Inc.,
Series D
7.375%, 8/1/15	345,000	344,852
Rogers Wireless, Inc.
9.625%, 5/1/11	825,000	928,368

		8,481,311

Total Telecommunication Services		23,019,311

Utilities (5.6%)
Electric Utilities (1.9%)
Edison Mission Energy
7.500%, 6/15/13^	200,000	198,000
7.750%, 6/15/16^	895,000	890,525
7.000%, 5/15/17 §	1,475,000	1,390,187
Reliant Energy, Inc.
7.875%, 6/15/17^	1,335,000	1,298,288
Tenaska Alabama Partners LP
7.000%, 6/30/21 §	642,565	657,490

		4,434,490

Gas Utilities (1.1%)
AmeriGas Partners LP
7.250%, 5/20/15	690,000	683,100
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
7.125%, 5/20/16	850,000	835,125
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.875%, 12/15/13^	1,105,000	1,066,325

		2,584,550

Independent Power Producers & Energy Traders (2.6%)
AES Corp.
8.750%, 6/15/08	475,000	483,906
9.500%, 6/1/09	365,000	381,425
8.875%, 2/15/11	475,000	500,532
8.750%, 5/15/13 §	200,000	211,000
Dynegy Holdings, Inc.
8.375%, 5/1/16	1,460,000	1,427,150
7.750%, 6/1/19 §	550,000	511,500
Mirant North America LLC
7.375%, 12/31/13^	420,000	429,450
NRG Energy, Inc.
7.375%, 2/1/16	1,600,000	1,604,000
7.375%, 1/15/17^	600,000	602,250

		6,151,213

Total Utilities		13,170,253

Total Long-Term Debt Securities (93.7%) (Cost $222,430,767)		220,644,086

CONVERTIBLE BONDS:
Consumer Discretionary (0.5%)
Automobiles (0.5%)
Ford Motor Co. 4.250%, 12/15/36 (Cost $982,032)	915,000	1,146,037

	Number of Shares
COMMON STOCKS:
Financials (0.1%)
Diversified Financial Services (0.1%)
Leucadia National Corp.^	7,818	275,585

Total Financials		275,585

Information Technology (0.0%)
Computers & Peripherals (0.0%)
Axiohm Transaction Solutions, Inc.*†	4,056	—

Total Information Technology		—

Total Common Stocks (0.1%) (Cost $1,114,532)		275,585

	Number of Warrants
WARRANTS:
Health Care (0.1%)
Life Sciences Tools & Services (0.1%)
Charles River Laboratories International, Inc.,
$5.19, expiring 10/1/09*†	250	87,867

Total Health Care		87,867

Information Technology (0.0%)
Internet Software & Services (0.0%)
Verado Holdings, Inc., Class B,
$0.01, expiring 4/15/08*†	300	—

Total Information Technology		—

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Pathnet, Inc.,
$0.01, expiring 4/15/08*†	250	—

Total Telecommunication Services		—

Total Warrants (0.1%) (Cost $—)		87,867

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (24.0%)
Anglo Irish Bank Corp. plc
5.38%, 7/27/07	$973,243	$973,243
BBVA Senior Finance S.A.
5.41%, 3/12/10 (l)	1,000,000	1,000,000
Beta Finance, Inc.
5.39%, 2/17/09 (l)	1,998,744	1,998,744
Caixa d’Estalvis i Pensions de Barcelona/Catalonia
5.39%, 7/28/08 (l)	2,100,000	2,100,000
Charta LLC
5.37%, 7/2/07	1,999,105	1,999,105
Citigroup Global Markets, Inc.
5.45%, 7/6/07 (l)	2,000,000	2,000,000
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	3,000,000	3,000,000
General Electric Capital Corp.
5.40%, 3/12/10 (l)	2,000,000	2,000,000
Goldman Sachs Group, Inc.
5.41%, 3/27/09 (l)	2,000,000	2,000,000
Monumental Global Funding II
5.40%, 3/26/10 (l)	1,000,000	1,000,000
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	5,000,000	5,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	29,463,123	29,463,123
Sedna Financial, Inc.
5.32%, 7/27/07	1,973,458	1,973,458
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	2,000,000	2,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		56,507,673

Time Deposit (6.0%)
JPMorgan Chase Nassau
4.76%, 7/2/07	14,181,562	14,181,562

Total Short-Term Investments (30.0%) (Amortized Cost $70,689,235)		70,689,235

Total Investments (124.4%) (Cost/Amortized Cost $295,216,566)		292,842,810
Other Assets Less Liabilities (-24.4%)		(57,375,806)

Net Assets (100%)		$235,467,004

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $87,867 or 0.04% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2007, the market value of these securities amounted to $41,291,001 or 17.54% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2007. Maturity date disclosed is the ultimate maturity date.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

PIK — Payment-in-Kind Security

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$114,599,854
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$71,589,279
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$1,713,022
Aggregate gross unrealized depreciation	(4,232,807)

Net unrealized depreciation	$(2,519,785)

Federal income tax cost of investments	$295,362,595

At June 30, 2007, the Portfolio had loaned securities with a total value of $55,497,420. This was secured by collateral of $56,507,673 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $24,720,759 of which $1,303,139 expires in the year 2007, $4,139,621 expires in the year 2008, $6,348,144 expires in the year 2009, $10,736,475 expires in the year 2010, $2,157,878 expires in the year 2011 and $35,502 expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.6%)
Automobiles (0.8%)
Harley-Davidson, Inc.	42,520	$2,534,617

Diversified Consumer Services (0.8%)
Apollo Group, Inc., Class A*	7,520	439,394
H&R Block, Inc.	92,890	2,170,839

		2,610,233

Household Durables (0.1%)
Hunter Douglas N.V.	3,600	341,167

Internet & Catalog Retail (1.0%)
Amazon.com, Inc.*	22,930	1,568,641
Expedia, Inc.*	13,480	394,829
IAC/InterActiveCorp.*	13,650	472,427
Liberty Media Corp., Interactive, Class A*^	35,090	783,560

		3,219,457

Media (4.3%)
Comcast Corp., Special Class A*	189,750	5,305,410
Gannett Co., Inc.	9,230	507,188
Lagardere SCA	17,000	1,482,907
Liberty Media Corp., Capital Series, Class A*	6,270	737,854
News Corp., Class A	203,100	4,307,751
Virgin Media, Inc.^	47,520	1,158,062
WPP Group plc (ADR)^	7,800	583,050

		14,082,222

Multiline Retail (0.3%)
Sears Holdings Corp.*	6,460	1,094,970

Specialty Retail (1.3%)
Bed Bath & Beyond, Inc.*	55,700	2,004,643
CarMax, Inc.*^	46,060	1,174,530
Lowe’s Cos., Inc.	37,380	1,147,192

		4,326,365

Total Consumer Discretionary		28,209,031

Consumer Staples (11.4%)
Beverages (1.6%)
Diageo plc (Sponsored ADR)	43,200	3,598,992
Heineken Holding N.V.	32,600	1,692,096

		5,291,088

Food & Staples Retailing (5.0%)
Costco Wholesale Corp.	153,100	8,959,412
CVS Caremark Corp.	94,646	3,449,847
Wal-Mart Stores, Inc.	81,200	3,906,532

		16,315,791

Food Products (0.5%)
Hershey Co.	31,130	1,575,801

Household Products (1.0%)
Procter & Gamble Co.	53,300	3,261,427

Personal Products (0.3%)
Avon Products, Inc.	28,330	1,041,127

Tobacco (3.0%)
Altria Group, Inc.	141,080	9,895,351

Total Consumer Staples		37,380,585

Energy (10.4%)
Energy Equipment & Services (0.8%)
Transocean, Inc.*	25,090	2,659,038

Oil, Gas & Consumable Fuels (9.6%)
Canadian Natural Resources Ltd.^	47,600	3,158,260
China Coal Energy Co.*	625,800	937,996
ConocoPhillips	148,800	11,680,800
Devon Energy Corp.	83,400	6,529,386
EOG Resources, Inc.	66,030	4,824,152
Occidental Petroleum Corp.	71,240	4,123,371

		31,253,965

Total Energy		33,913,003

Financials (32.6%)
Capital Markets (3.1%)
Ameriprise Financial, Inc.	47,950	3,048,181
E*Trade Financial Corp.*	39,400	870,346
Mellon Financial Corp	81,000	3,564,000
Morgan Stanley	21,900	1,836,972
State Street Corp.	11,260	770,184

		10,089,683

Commercial Banks (6.0%)
Commerce Bancorp, Inc./New Jersey	37,400	1,383,426
HSBC Holdings plc	313,337	5,757,292
Wachovia Corp.	108,192	5,544,840
Wells Fargo & Co.	195,370	6,871,163

		19,556,721

Consumer Finance (4.3%)
American Express Co.	230,600	14,108,108

Diversified Financial Services (5.9%)
Citigroup, Inc.	118,580	6,081,968
JPMorgan Chase & Co.	207,700	10,063,065
Moody’s Corp.	51,390	3,196,458

		19,341,491

Insurance (12.6%)
Ambac Financial Group, Inc.	11,950	1,041,920
American International Group, Inc.	169,600	11,877,088
Aon Corp.	49,060	2,090,447
Berkshire Hathaway, Inc., Class B*	2,159	7,783,195
Chubb Corp.	18,530	1,003,214
Everest Reinsurance Group Ltd.	2,700	293,328
Loews Corp.	128,260	6,538,695
Markel Corp.*^	477	231,135
Millea Holdings, Inc.	45,300	1,861,669
Nipponkoa Insurance Co., Ltd.	32,900	296,601
Principal Financial Group, Inc.	11,400	664,506
Progressive Corp.	208,770	4,995,866
Sun Life Financial, Inc.	8,970	428,318
Transatlantic Holdings, Inc.^	31,485	2,239,528

		41,345,510

Real Estate Investment Trusts (REITs) (0.6%)
General Growth Properties, Inc. (REIT)	36,410	1,927,910

Real Estate Management & Development (0.1%)
Hang Lung Group Ltd.	54,000	243,785

Total Financials		106,613,208

Health Care (2.1%)
Health Care Providers & Services (2.1%)
Cardinal Health, Inc.	30,460	2,151,694
Express Scripts, Inc.*^	37,000	1,850,370
UnitedHealth Group, Inc.	55,800	2,853,612

Total Health Care		6,855,676

Industrials (4.8%)
Air Freight & Logistics (0.5%)
Toll Holdings Ltd.	30,500	374,681
United Parcel Service, Inc., Class B	17,180	1,254,140

		1,628,821

Industrial Conglomerates (3.4%)
Tyco International Ltd.*	331,250	11,192,937

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Marine (0.2%)
Kuehne & Nagel International AG (Registered)	6,638	$612,989

Road & Rail (0.1%)
Asciano Group*	18,100	155,447

Transportation Infrastructure (0.6%)
China Merchants Holdings International Co., Ltd.	312,438	1,512,403
Cosco Pacific Ltd.	207,900	545,062

		2,057,465

Total Industrials		15,647,659

Information Technology (5.0%)
Communications Equipment (0.2%)
Nokia Oyj (ADR)	25,640	720,740

Computers & Peripherals (1.3%)
Dell, Inc.*	90,360	2,579,778
Hewlett-Packard Co.	37,980	1,694,667

		4,274,445

Electronic Equipment & Instruments (0.4%)
Agilent Technologies, Inc.*	34,700	1,333,868

Internet Software & Services (0.5%)
Google, Inc., Class A*	2,820	1,475,932

IT Services (0.9%)
Iron Mountain, Inc.*^	108,360	2,831,447

Software (1.7%)
Microsoft Corp.	194,300	5,726,021

Total Information Technology		16,362,453

Materials (3.3%)
Construction Materials (1.6%)
Martin Marietta Materials, Inc.^	14,520	2,352,530
Vulcan Materials Co.	24,950	2,857,773

		5,210,303

Containers & Packaging (1.4%)
Sealed Air Corp.	147,640	4,579,793

Metals & Mining (0.3%)
BHP Billiton plc	18,550	517,779
Rio Tinto plc	6,530	501,830

		1,019,609

Total Materials		10,809,705

Telecommunication Services (1.2%)
Wireless Telecommunication Services (1.2%)
SK Telecom Co., Ltd. ^(ADR)	41,240	1,127,914
Sprint Nextel Corp.	142,050	2,941,856

Total Telecommunication Services		4,069,770

Total Common Stocks (79.4%) (Cost $250,564,622)		259,861,090

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (26.6%)
Alpine Securitization Corp.
5.33%, 7/2/07 (b)(p)	$10,000,000	9,997,039
Barton Capital Corp.
5.35%, 7/5/07(p)	13,500,000	13,489,969
BP Capital Markets plc
5.40%, 7/2/07 (p)	14,250,000	14,245,725
Chesham Finance LLC
5.40%, 7/2/07 (b)(p)	14,250,000	14,245,725
Fountain Square Commercial Funding Corp.
5.37%, 7/2/07(p)	10,558,000	10,554,850
SAN Paolo U.S. Financial Co.
7.53%, 7/2/07(p)	10,200,000	10,195,734
Total Capital S.A.
5.34%, 7/2/07 (b)(p)	14,250,000	14,245,772

Total Commercial Paper		86,974,814

Short-Term Investment of Cash Collateral for Securities Loaned (2.6%)
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	8,642,404	8,642,404

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.76%, 7/2/07	918	918

Total Short-Term Investments (29.2%) (Cost/Amortized Cost $95,632,359)		95,618,136

Total Investments (108.6%) (Cost/Amortized Cost $346,196,981)		355,479,226
Other Assets Less Liabilities (-8.6%)		(28,067,157)

Net Assets (100%)		$327,412,069

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(b)	Illiquid security.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$194,317,001
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,293,243

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,651,380
Aggregate gross unrealized depreciation	(2,369,189)

Net unrealized appreciation	$9,282,191

Federal income tax cost of investments	$346,197,035

At June 30, 2007, the Portfolio had loaned securities with a total value of $8,294,536. This was secured by collateral of $8,642,404 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $126,867 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $221,000, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2007, the Portfolio incurred approximately $8,747 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.2%)
Auto Components (0.2%)
Goodyear Tire & Rubber Co.*^	59,450	$2,066,482
Johnson Controls, Inc.	56,900	6,587,313

		8,653,795

Automobiles (0.4%)
Ford Motor Co.^	541,847	5,104,199
General Motors Corp.^	163,050	6,163,290
Harley-Davidson, Inc.^	74,250	4,426,042

		15,693,531

Distributors (0.1%)
Genuine Parts Co.^	49,100	2,435,360

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	40,350	2,357,650
H&R Block, Inc.^	93,050	2,174,579

		4,532,229

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	127,500	6,218,175
Darden Restaurants, Inc.	40,750	1,792,592
Harrah’s Entertainment, Inc.	53,800	4,586,988
Hilton Hotels Corp.	112,300	3,758,681
International Game Technology	95,800	3,803,260
Marriott International, Inc., Class A	94,650	4,092,666
McDonald’s Corp.	344,100	17,466,516
Starbucks Corp.*^	213,500	5,602,240
Starwood Hotels & Resorts Worldwide, Inc.	62,000	4,158,340
Wendy’s International, Inc.	25,150	924,262
Wyndham Worldwide Corp.*^	52,545	1,905,282
Yum! Brands, Inc.	150,980	4,940,066

		59,249,068

Household Durables (0.6%)
Black & Decker Corp.	18,850	1,664,643
Centex Corp.^	34,400	1,379,440
D.R. Horton, Inc.^	78,750	1,569,487
Fortune Brands, Inc.^	44,050	3,628,398
Harman International Industries, Inc.	18,800	2,195,840
KB Home^	22,150	872,046
Leggett & Platt, Inc.^	51,050	1,125,653
Lennar Corp., Class A^	40,100	1,466,056
Newell Rubbermaid, Inc.	80,376	2,365,466
Pulte Homes, Inc.^	61,200	1,373,940
Snap-On, Inc.	16,700	843,517
Stanley Works^	24,050	1,459,835
Whirlpool Corp.	22,766	2,531,579

		22,475,900

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*^	89,650	6,132,956
IAC/InterActiveCorp*^	62,950	2,178,700

		8,311,656

Leisure Equipment & Products (0.2%)
Brunswick Corp.	26,050	850,012
Eastman Kodak Co.^	82,900	2,307,107
Hasbro, Inc.	45,908	1,441,970
Mattel, Inc.	113,350	2,866,621

		7,465,710

Media (3.3%)
CBS Corp., Class B	211,100	7,033,852
Clear Channel Communications, Inc.	143,040	5,409,773
Comcast Corp., Class A*	896,950	25,222,234
DIRECTV Group, Inc.*	222,210	5,135,273
Dow Jones & Co., Inc.	18,850	1,082,933
E.W. Scripps Co., Class A	24,000	1,096,560
Gannett Co., Inc.	67,650	3,717,367
Interpublic Group of Cos., Inc.*^	135,100	1,540,140
McGraw-Hill Cos., Inc.	98,900	6,733,112
Meredith Corp.	11,250	693,000
New York Times Co., Class A^	41,450	1,052,830
News Corp., Class A	671,300	14,238,273
Omnicom Group, Inc.	95,400	5,048,568
Time Warner, Inc.	1,091,000	22,954,640
Tribune Co.	21,609	635,305
Viacom, Inc., Class B*	198,600	8,267,718
Walt Disney Co.	571,100	19,497,354

		129,358,932

Multiline Retail (1.2%)
Big Lots, Inc.*^	31,550	928,201
Dillards, Inc., Class A^	17,550	630,572
Dollar General Corp.^	90,740	1,989,021
Family Dollar Stores, Inc.	43,450	1,491,204
J.C. Penney Co., Inc.	64,850	4,693,843
Kohl’s Corp.*	93,000	6,605,790
Macy’s, Inc.	132,472	5,269,736
Nordstrom, Inc.	64,700	3,307,464
Sears Holdings Corp.*^	23,762	4,027,659
Target Corp.	245,400	15,607,440

		44,550,930

Specialty Retail (1.9%)
Abercrombie & Fitch Co.	25,434	1,856,173
AutoNation, Inc.*	43,539	977,015
AutoZone, Inc.*	13,800	1,885,356
Bed Bath & Beyond, Inc.*	78,950	2,841,411
Best Buy Co., Inc.	116,675	5,445,222
Circuit City Stores, Inc.	39,850	600,938
Gap, Inc.	152,775	2,918,003
Home Depot, Inc.	568,950	22,388,182
Limited Brands, Inc.	98,607	2,706,762
Lowe’s Cos., Inc.	433,750	13,311,788
Office Depot, Inc.*	79,650	2,413,395
OfficeMax, Inc.	21,700	852,810
RadioShack Corp.^	39,050	1,294,117
Sherwin-Williams Co.	31,550	2,097,129
Staples, Inc.	206,125	4,891,346
Tiffany & Co.	39,400	2,090,564
TJX Cos., Inc.	131,100	3,605,250

		72,175,461

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.*	106,950	5,068,360
Jones Apparel Group, Inc.	31,350	885,638
Liz Claiborne, Inc.	30,100	1,122,730
NIKE, Inc., Class B	109,250	6,368,182
Polo Ralph Lauren Corp.	17,650	1,731,642
VF Corp.	25,700	2,353,606

		17,530,158

Total Consumer Discretionary		392,432,730

Consumer Staples (9.3%)
Beverages (2.1%)
Anheuser-Busch Cos., Inc.	219,000	11,423,040
Brown-Forman Corp., Class B^	22,700	1,658,916
Coca-Cola Co.	579,200	30,297,952
Coca-Cola Enterprises, Inc.	80,350	1,928,400
Constellation Brands, Inc., Class A*^	55,650	1,351,182
Molson Coors Brewing Co., Class B	13,650	1,262,079
Pepsi Bottling Group, Inc.	37,900	1,276,472
PepsiCo, Inc.	469,510	30,447,723

		79,645,764

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	128,750	$7,534,450
CVS Caremark Corp.	444,845	16,214,600
Kroger Co.	204,000	5,738,520
Safeway, Inc.	127,250	4,330,318
SUPERVALU, Inc.	59,879	2,773,595
Sysco Corp.	178,100	5,875,519
Wal-Mart Stores, Inc.	698,700	33,614,457
Walgreen Co.	288,450	12,559,113
Whole Foods Market, Inc.^	40,750	1,560,725

		90,201,297

Food Products (1.5%)
Archer-Daniels-Midland Co.	188,116	6,224,758
Campbell Soup Co.	62,500	2,425,625
ConAgra Foods, Inc.	143,550	3,855,753
Dean Foods Co.	37,460	1,193,850
General Mills, Inc.	99,850	5,833,237
H.J. Heinz Co.	93,600	4,443,192
Hershey Co.	49,400	2,500,628
Kellogg Co.	72,200	3,739,238
Kraft Foods, Inc., Class A	462,331	16,297,168
McCormick & Co., Inc. (Non-Voting)	37,500	1,431,750
Sara Lee Corp.	211,700	3,683,580
Tyson Foods, Inc., Class A	72,850	1,678,464
Wm. Wrigley Jr. Co.	62,125	3,436,134

		56,743,377

Household Products (2.0%)
Clorox Co.	43,750	2,716,875
Colgate-Palmolive Co.	147,400	9,558,890
Kimberly-Clark Corp.	131,494	8,795,634
Procter & Gamble Co.	907,560	55,533,596

		76,604,995

Personal Products (0.2%)
Avon Products, Inc.	126,450	4,647,038
Estee Lauder Cos., Inc., Class A	34,000	1,547,340

		6,194,378

Tobacco (1.2%)
Altria Group, Inc.	606,200	42,518,868
Reynolds American, Inc.^	49,300	3,214,360
UST, Inc.^	46,150	2,478,717

		48,211,945

Total Consumer Staples		357,601,756

Energy (10.7%)
Energy Equipment & Services (2.1%)
Baker Hughes, Inc.	92,310	7,766,040
BJ Services Co.	84,500	2,403,180
ENSCO International, Inc.	42,950	2,620,380
Halliburton Co.	263,450	9,089,025
Nabors Industries Ltd.*^	81,100	2,707,118
National Oilwell Varco, Inc.*	51,200	5,337,088
Noble Corp.	38,650	3,769,148
Rowan Cos., Inc.	31,900	1,307,262
Schlumberger Ltd.	339,700	28,854,118
Smith International, Inc.^	57,760	3,387,046
Transocean, Inc.*	83,042	8,800,791
Weatherford International Ltd.*	97,200	5,369,328

		81,410,524

Oil, Gas & Consumable Fuels (8.6%)
Anadarko Petroleum Corp.	133,694	6,950,751
Apache Corp.	95,430	7,786,134
Chesapeake Energy Corp.^	118,000	4,082,800
Chevron Corp.	619,434	52,181,120
ConocoPhillips	471,084	36,980,094
Consol Energy, Inc.	52,500	2,420,775
Devon Energy Corp.	128,200	10,036,778
El Paso Corp.	201,796	3,476,945
EOG Resources, Inc.	70,500	5,150,730
Exxon Mobil Corp.	1,623,608	136,188,239
Hess Corp.	78,650	4,637,204
Marathon Oil Corp.	197,714	11,854,931
Murphy Oil Corp.	54,200	3,221,648
Occidental Petroleum Corp.	240,300	13,908,564
Peabody Energy Corp.	76,350	3,693,813
Spectra Energy Corp.	182,056	4,726,174
Sunoco, Inc.	35,000	2,788,800
Valero Energy Corp.	158,235	11,687,237
Williams Cos., Inc.	172,600	5,457,612
XTO Energy, Inc.	110,516	6,642,012

		333,872,361

Total Energy		415,282,885

Financials (20.8%)
Capital Markets (3.7%)
Ameriprise Financial, Inc.	67,790	4,309,410
Bank of New York Co., Inc.	217,850	9,027,704
Bear Stearns Cos., Inc.	34,303	4,802,420
Charles Schwab Corp.	291,625	5,984,145
E*Trade Financial Corp.*	123,000	2,717,070
Federated Investors, Inc., Class B	25,500	977,415
Franklin Resources, Inc.	47,500	6,292,325
Goldman Sachs Group, Inc.	117,750	25,522,312
Janus Capital Group, Inc.^	53,400	1,486,656
Legg Mason, Inc.	37,900	3,728,602
Lehman Brothers Holdings, Inc.	153,500	11,438,820
Mellon Financial Corp.^	120,000	5,280,000
Merrill Lynch & Co., Inc.	251,000	20,978,580
Morgan Stanley	303,760	25,479,389
Northern Trust Corp.	54,400	3,494,656
State Street Corp.	114,720	7,846,848
T. Rowe Price Group, Inc.	76,550	3,972,180

		143,338,532

Commercial Banks (3.7%)
BB&T Corp.	156,350	6,360,318
Comerica, Inc.	44,950	2,673,177
Commerce Bancorp, Inc./New Jersey^	55,150	2,039,999
Compass Bancshares, Inc.	37,950	2,617,791
Fifth Third Bancorp	158,517	6,304,221
First Horizon National Corp.^	36,250	1,413,750
Huntington Bancshares, Inc./Ohio	67,988	1,546,047
KeyCorp.	113,050	3,881,006
M&T Bank Corp.^	21,850	2,335,765
Marshall & Ilsley Corp.	74,650	3,555,580
National City Corp.^	165,950	5,529,454
PNC Financial Services Group, Inc.	99,427	7,116,985
Regions Financial Corp.^	203,102	6,722,676
SunTrust Banks, Inc.	102,800	8,814,072
Synovus Financial Corp.	94,200	2,891,940
U.S. Bancorp.	501,095	16,511,080
Wachovia Corp.	551,480	28,263,350
Wells Fargo & Co.	962,550	33,852,883
Zions Bancorp.	31,700	2,438,047

		144,868,141

Consumer Finance (1.0%)
American Express Co.	342,600	20,960,268
Capital One Financial Corp.	119,098	9,342,047
SLM Corp.	118,600	6,828,988

		37,131,303

Diversified Financial Services (5.1%)
Bank of America Corp.	1,279,022	62,531,386

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Chicago Mercantile Exchange Holdings, Inc., Class A^	10,260	$5,482,534
CIT Group, Inc.	55,250	3,029,357
Citigroup, Inc.	1,425,666	73,122,409
JPMorgan Chase & Co.	984,593	47,703,531
Moody’s Corp.	66,300	4,123,860

		195,993,077

Insurance (4.7%)
ACE Ltd.	93,850	5,867,502
Aflac, Inc.	141,000	7,247,400
Allstate Corp.	175,076	10,768,925
AMBAC Financial Group, Inc.^	29,400	2,563,386
American International Group, Inc.	747,707	52,361,921
Aon Corp.	84,625	3,605,871
Assurant, Inc.	28,580	1,683,934
Chubb Corp.	115,700	6,263,998
Cincinnati Financial Corp.	49,463	2,146,694
Genworth Financial, Inc., Class A	120,570	4,147,608
Hartford Financial Services Group, Inc.	91,300	8,993,963
Lincoln National Corp.	78,028	5,536,087
Loews Corp.	128,450	6,548,381
Marsh & McLennan Cos., Inc.	160,050	4,942,344
MBIA, Inc.^	37,700	2,345,694
MetLife, Inc.	213,750	13,782,600
Principal Financial Group, Inc.	77,200	4,499,988
Progressive Corp.	212,150	5,076,749
Prudential Financial, Inc.	134,800	13,106,604
Safeco Corp.	30,600	1,905,156
Torchmark Corp.	27,550	1,845,850
Travelers Cos., Inc.	191,374	10,238,509
Unum Group	98,770	2,578,885
XL Capital Ltd., Class A	52,100	4,391,509

		182,449,558

Real Estate Investment Trusts (REITs) (1.2%)
Apartment Investment & Management Co. (REIT)^	28,000	1,411,760
Archstone-Smith Trust (REIT)	64,250	3,797,818
AvalonBay Communities, Inc. (REIT)^	22,963	2,729,841
Boston Properties, Inc. (REIT)^	34,300	3,503,059
Developers Diversified Realty Corp. (REIT)	36,032	1,899,247
Equity Residential (REIT)	83,800	3,823,794
General Growth Properties, Inc. (REIT)	70,802	3,748,966
Host Hotels & Resorts, Inc. (REIT)^	150,459	3,478,612
Kimco Realty Corp. (REIT)^	65,370	2,488,636
Plum Creek Timber Co., Inc. (REIT)^	50,950	2,122,577
ProLogis (REIT)	73,950	4,207,755
Public Storage, Inc. (REIT)^	35,400	2,719,428
Simon Property Group, Inc. (REIT)	64,400	5,991,776
Vornado Realty Trust (REIT)^	37,650	4,135,476

		46,058,745

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	54,050	1,972,825

Thrifts & Mortgage Finance (1.4%)
Countrywide Financial Corp.	170,998	6,215,777
Fannie Mae	280,450	18,321,798
Freddie Mac	190,650	11,572,455
Hudson City Bancorp, Inc.^	139,614	1,706,083
MGIC Investment Corp.^	23,950	1,361,797
Sovereign Bancorp, Inc.	104,035	2,199,300
Washington Mutual, Inc.	256,240	10,926,074

		52,303,284

Total Financials		804,115,465

Health Care (11.6%)
Biotechnology (1.2%)
Amgen, Inc.*	334,254	18,480,904
Biogen Idec, Inc.*	98,600	5,275,100
Celgene Corp.*	109,500	6,277,635
Genzyme Corp.*	75,750	4,878,300
Gilead Sciences, Inc.*	269,200	10,436,884

		45,348,823

Health Care Equipment & Supplies (1.6%)
Bausch & Lomb, Inc.	15,650	1,086,736
Baxter International, Inc.	187,800	10,580,652
Becton, Dickinson & Co.	70,600	5,259,700
Biomet, Inc.	70,725	3,233,547
Boston Scientific Corp.*	341,956	5,245,605
C.R. Bard, Inc.	29,750	2,458,243
Hospira, Inc.*	44,910	1,753,286
Medtronic, Inc.	331,900	17,212,334
St. Jude Medical, Inc.*^	97,522	4,046,188
Stryker Corp.	86,050	5,428,895
Varian Medical Systems, Inc.*^	36,738	1,561,732
Zimmer Holdings, Inc.*	68,250	5,793,742

		63,660,660

Health Care Providers & Services (2.2%)
Aetna, Inc.	148,822	7,351,807
AmerisourceBergen Corp.	55,050	2,723,323
Cardinal Health, Inc.	110,875	7,832,210
CIGNA Corp.	82,950	4,331,649
Coventry Health Care, Inc.*	45,050	2,597,133
Express Scripts, Inc.*	78,500	3,925,785
Humana, Inc.*	48,450	2,951,089
Laboratory Corp. of America Holdings*^	33,900	2,653,014
Manor Care, Inc.	21,100	1,377,619
McKesson Corp.	85,131	5,077,213
Medco Health Solutions, Inc.*	80,736	6,296,601
Patterson Cos., Inc.*^	40,100	1,494,527
Quest Diagnostics, Inc.^	45,550	2,352,658
Tenet Healthcare Corp.*^	136,300	887,313
UnitedHealth Group, Inc.	386,200	19,750,268
WellPoint, Inc.*	176,850	14,117,935

		85,720,144

Health Care Technology (0.0%)
IMS Health, Inc.	56,520	1,815,987

Life Sciences Tools & Services (0.3%)
Applera Corp.- Applied Biosystems Group	52,900	1,615,566
Millipore Corp.*^	15,550	1,167,649
PerkinElmer, Inc.	34,500	899,070
Thermo Fisher Scientific, Inc.*	121,600	6,289,152
Waters Corp.*	29,100	1,727,376

		11,698,813

Pharmaceuticals (6.3%)
Abbott Laboratories	443,950	23,773,522
Allergan, Inc.	88,700	5,112,668
Barr Pharmaceuticals, Inc.*	31,650	1,589,779
Bristol-Myers Squibb Co.	567,200	17,900,832
Eli Lilly & Co.	284,360	15,890,037
Forest Laboratories, Inc.*	91,600	4,181,540
Johnson & Johnson	834,860	51,444,073
King Pharmaceuticals, Inc.*^	70,210	1,436,497
Merck & Co., Inc.	624,650	31,107,570

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Mylan Laboratories, Inc.	71,550	$1,301,495
Pfizer, Inc.	2,022,772	51,722,280
Schering-Plough Corp.	429,250	13,066,370
Watson Pharmaceuticals, Inc.*	29,550	961,262
Wyeth	387,700	22,230,718

		241,718,643

Total Health Care		449,963,070

Industrials (11.4%)
Aerospace & Defense (2.6%)
Boeing Co.	226,974	21,825,820
General Dynamics Corp.	116,700	9,128,274
Goodrich Corp.	36,050	2,147,138
Honeywell International, Inc.	224,712	12,646,791
L-3 Communications Holdings, Inc.	36,000	3,506,040
Lockheed Martin Corp.	102,308	9,630,252
Northrop Grumman Corp.	99,470	7,745,729
Precision Castparts Corp.^	39,650	4,811,924
Raytheon Co.	127,950	6,895,226
Rockwell Collins, Inc.	48,250	3,408,380
United Technologies Corp.	286,600	20,328,538

		102,074,112

Air Freight & Logistics (0.9%)
CH Robinson Worldwide, Inc.	49,352	2,591,967
FedEx Corp.	88,710	9,844,149
United Parcel Service, Inc., Class B	305,250	22,283,250

		34,719,366

Airlines (0.1%)
Southwest Airlines Co.	225,018	3,355,018

Building Products (0.2%)
American Standard Cos., Inc.	50,700	2,990,286
Masco Corp.	108,850	3,098,960

		6,089,246

Commercial Services & Supplies (0.5%)
Allied Waste Industries, Inc.*^	73,550	989,983
Avery Dennison Corp.	26,400	1,755,072
Cintas Corp.	38,850	1,531,856
Equifax, Inc.^	41,900	1,861,198
Monster Worldwide, Inc.*	37,650	1,547,415
Pitney Bowes, Inc.	63,300	2,963,706
R.R. Donnelley & Sons Co.	63,450	2,760,709
Robert Half International, Inc.	47,900	1,748,350
Waste Management, Inc.	149,106	5,822,589

		20,980,878

Construction & Engineering (0.1%)
Fluor Corp.	25,450	2,834,367

Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A	52,750	3,011,497
Emerson Electric Co.	229,200	10,726,560
Rockwell Automation, Inc.^	45,450	3,156,048

		16,894,105

Industrial Conglomerates (4.0%)
3M Co.	207,600	18,017,604
General Electric Co.	2,965,250	113,509,770
Textron, Inc.	36,150	3,980,477
Tyco International Ltd.	571,352	19,305,984

		154,813,835

Machinery (1.7%)
Caterpillar, Inc.	184,600	14,454,180
Cummins, Inc.	30,050	3,041,360
Danaher Corp.^	68,650	5,183,075
Deere & Co.	64,850	7,829,989
Dover Corp.	58,900	3,012,735
Eaton Corp.	42,250	3,929,250
Illinois Tool Works, Inc.	118,750	6,435,062
Ingersoll-Rand Co., Ltd., Class A	86,950	4,766,599
ITT Corp.	52,400	3,577,872
PACCAR, Inc.	71,600	6,232,064
Pall Corp.^	35,350	1,625,747
Parker Hannifin Corp.	33,400	3,270,194
Terex Corp.*	29,700	2,414,610

		65,772,737

Road & Rail (0.8%)
Burlington Northern Santa Fe Corp.	102,653	8,739,876
CSX Corp.	126,000	5,680,080
Norfolk Southern Corp.	113,350	5,958,810
Ryder System, Inc.	17,600	946,880
Union Pacific Corp.	78,050	8,987,457

		30,313,103

Trading Companies & Distributors (0.1%)
W.W. Grainger, Inc.	20,500	1,907,525

Total Industrials		439,754,292

Information Technology (15.3%)
Communications Equipment (2.7%)
Avaya, Inc.*	129,627	2,182,919
Ciena Corp.*^	24,614	889,304
Cisco Systems, Inc.*	1,749,850	48,733,322
Corning, Inc.*	453,292	11,581,611
JDS Uniphase Corp.*^	60,850	817,216
Juniper Networks, Inc.*	163,200	4,107,744
Motorola, Inc.	667,102	11,807,705
QUALCOMM, Inc.	480,400	20,844,556
Tellabs, Inc.*	126,150	1,357,374

		102,321,751

Computers & Peripherals (3.9%)
Apple, Inc.*	249,300	30,424,572
Dell, Inc.*	654,700	18,691,685
EMC Corp.*	604,800	10,946,880
Hewlett-Packard Co.	754,822	33,680,158
International Business Machines Corp.	393,701	41,437,030
Lexmark International, Inc., Class A*^	27,250	1,343,697
NCR Corp.*	51,850	2,724,199
Network Appliance, Inc.*	106,900	3,121,480
QLogic Corp.*	45,800	762,570
SanDisk Corp.*^	65,750	3,217,805
Sun Microsystems, Inc.*	1,029,000	5,412,540

		151,762,616

Electronic Equipment & Instruments (0.2%)
Agilent Technologies, Inc.*	114,123	4,386,888
Jabil Circuit, Inc.^	51,650	1,139,916
Molex, Inc.	40,900	1,227,409
Solectron Corp.*	260,550	958,824
Tektronix, Inc.	23,550	794,577

		8,507,614

Internet Software & Services (1.4%)
eBay, Inc.*	326,250	10,498,725
Google, Inc., Class A*	62,890	32,915,368
VeriSign, Inc.*	70,650	2,241,725
Yahoo!, Inc.*	348,550	9,456,161

		55,111,979

IT Services (1.1%)
Affiliated Computer Services, Inc., Class A*^	28,580	1,621,058
Automatic Data Processing, Inc.	159,450	7,728,541
Cognizant Technology Solutions Corp., Class A*	41,450	3,112,481
Computer Sciences Corp.*	49,900	2,951,585

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Convergys Corp.*	39,450	$956,268
Electronic Data Systems Corp.	146,650	4,066,604
Fidelity National Information Services, Inc.	47,150	2,559,302
First Data Corp.	217,399	7,102,425
Fiserv, Inc.*	48,450	2,751,960
Paychex, Inc.^	97,975	3,832,782
Unisys Corp.*	100,200	915,828
Western Union Co.	222,649	4,637,779

		42,236,613

Office Electronics (0.1%)
Xerox Corp.*	270,150	4,992,372

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc.*^	158,600	2,267,980
Altera Corp.	102,300	2,263,899
Analog Devices, Inc.	94,250	3,547,570
Applied Materials, Inc.	398,300	7,914,221
Broadcom Corp., Class A*	134,050	3,920,962
Intel Corp.	1,674,550	39,787,308
KLA-Tencor Corp.^	55,250	3,035,987
Linear Technology Corp.^	73,150	2,646,567
LSI Corp.*	222,000	1,667,220
Maxim Integrated Products, Inc.	92,400	3,087,084
MEMC Electronic Materials, Inc.*	64,671	3,952,692
Micron Technology, Inc.*	217,950	2,730,913
National Semiconductor Corp.^	80,400	2,272,908
Novellus Systems, Inc.*^	36,400	1,032,668
NVIDIA Corp.*	104,600	4,321,026
Teradyne, Inc.*	54,650	960,747
Texas Instruments, Inc.	413,231	15,549,883
Xilinx, Inc.	85,850	2,298,205

		103,257,840

Software (3.2%)
Adobe Systems, Inc.*	169,450	6,803,417
Autodesk, Inc.*	66,650	3,137,882
BMC Software, Inc.*	58,750	1,780,125
CA, Inc.	118,525	3,061,501
Citrix Systems, Inc.*	52,050	1,752,524
Compuware Corp.*	86,750	1,028,855
Electronic Arts, Inc.*	89,350	4,228,042
Intuit, Inc.*	98,700	2,968,896
Microsoft Corp.	2,426,450	71,507,481
Novell, Inc.*^	100,350	781,727
Oracle Corp.*	1,140,897	22,487,080
Symantec Corp.*	259,690	5,245,738

		124,783,268

Total Information Technology		592,974,053

Materials (3.1%)
Chemicals (1.6%)
Air Products & Chemicals, Inc.	62,450	5,019,106
Ashland, Inc.	16,100	1,029,595
Dow Chemical Co.	274,751	12,149,489
E.I. du Pont de Nemours & Co.	266,200	13,533,608
Eastman Chemical Co.	24,250	1,560,003
Ecolab, Inc.	50,500	2,156,350
Hercules, Inc.*	33,600	660,240
International Flavors & Fragrances, Inc.	22,400	1,167,936
Monsanto Co.	156,648	10,580,006
PPG Industries, Inc.	47,300	3,600,003
Praxair, Inc.	91,850	6,612,281
Rohm & Haas Co.	41,006	2,242,208
Sigma-Aldrich Corp.^	37,850	1,615,060

		61,925,885

Construction Materials (0.1%)
Vulcan Materials Co.^	27,500	3,149,850

Containers & Packaging (0.2%)
Ball Corp.	29,400	1,563,198
Bemis Co., Inc.	30,150	1,000,377
Pactiv Corp.*	37,550	1,197,469
Sealed Air Corp.^	46,534	1,443,485
Temple-Inland, Inc.	30,500	1,876,665

		7,081,194

Metals & Mining (0.9%)
Alcoa, Inc.	250,598	10,156,737
Allegheny Technologies, Inc.	29,450	3,088,716
Freeport-McMoRan Copper & Gold, Inc.^	108,194	8,960,627
Newmont Mining Corp.	130,000	5,077,800
Nucor Corp.	86,950	5,099,618
United States Steel Corp.	34,100	3,708,375

		36,091,873

Paper & Forest Products (0.3%)
International Paper Co.^	125,535	4,902,142
MeadWestvaco Corp.	53,159	1,877,576
Weyerhaeuser Co.	62,250	4,913,392

		11,693,110

Total Materials		119,941,912

Telecommunication Services (3.7%)
Diversified Telecommunication Services (3.1%)
AT&T, Inc.	1,777,000	73,745,500
CenturyTel, Inc.	31,550	1,547,527
Citizens Communications Co.	98,650	1,506,386
Embarq Corp.	43,559	2,760,334
Qwest Communications International, Inc.*^	447,693	4,342,622
Verizon Communications, Inc.	836,796	34,450,891
Windstream Corp.	137,386	2,027,817

		120,381,077

Wireless Telecommunication Services (0.6%)
Alltel Corp.	99,600	6,727,980
Sprint Nextel Corp.	833,991	17,271,954

		23,999,934

Total Telecommunication Services		144,381,011

Utilities (3.5%)
Electric Utilities (1.8%)
Allegheny Energy, Inc.*	47,750	2,470,585
American Electric Power Co., Inc.	114,930	5,176,447
Duke Energy Corp.	362,962	6,642,205
Edison International	93,900	5,269,668
Entergy Corp.	56,850	6,102,847
Exelon Corp.	193,850	14,073,510
FirstEnergy Corp.	87,851	5,686,595
FPL Group, Inc.	117,150	6,647,091
Pinnacle West Capital Corp.^	28,900	1,151,665
PPL Corp.	110,988	5,193,129
Progress Energy, Inc.	73,250	3,339,468
Southern Co.	216,650	7,428,928

		69,182,138

Gas Utilities (0.1%)
Nicor, Inc.^	12,950	555,814
Questar Corp.	49,700	2,626,645

		3,182,459

Independent Power Producers & Energy Traders (0.5%)
AES Corp.*	192,400	4,209,712
Constellation Energy Group, Inc.	52,100	4,541,557
Dynegy, Inc., Class A*	115,915	1,094,237

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
TXU Corp.	132,350	$8,907,155

		18,752,661

Multi-Utilities (1.1%)
Ameren Corp.^	59,450	2,913,644
CenterPoint Energy, Inc.^	92,450	1,608,630
CMS Energy Corp.	64,700	1,112,840
Consolidated Edison, Inc.^	77,950	3,517,104
Dominion Resources, Inc.	100,973	8,714,980
DTE Energy Co.^	50,750	2,447,165
Integrys Energy Group, Inc.	21,824	1,107,132
KeySpan Corp.	50,650	2,126,287
NiSource, Inc.	78,959	1,635,241
PG&E Corp.	101,300	4,588,890
Public Service Enterprise Group, Inc.	72,850	6,394,773
Sempra Energy	76,022	4,502,783
TECO Energy, Inc.^	60,400	1,037,672
Xcel Energy, Inc.^	117,845	2,412,287

		44,119,428

Total Utilities		135,236,686

Total Common Stocks (99.6%) (Cost $2,891,328,618)		3,851,683,860

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (3.6%)
Atlantic Asset Securitization LLC
5.37%, 7/2/07	$1,065,796	1,065,796
Bank of Montreal/Chicago
5.37%, 3/12/09 (l)	15,000,000	15,000,000
BCP Finance Bank Ltd.
5.37%, 7/29/08 (l)	5,000,000	5,000,000
CIT Group Holdings, Inc.
5.38%, 2/21/08 (l)	15,005,878	15,005,878
Citigroup Funding, Inc.
5.36%, 3/16/09 (l)	10,000,000	10,000,000
Citigroup, Inc.
5.37%, 11/1/07 (l)	1,300,268	1,300,268
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	4,000,000	4,000,000
Dresdner U.S. Finance, Inc.
5.33%, 7/2/07	4,997,779	4,997,779
Goldman Sachs Group, Inc.
5.41%, 3/27/09 (l)	10,000,000	10,000,000
Intesa Funding LLC
5.33%, 7/2/07	4,997,779	4,997,779
KBC Financial Products
5.35%, 7/2/07	4,997,771	4,997,771
Lehman Holdings
5.34%, 4/2/08 (l)	6,002,299	6,002,299
Links Finance Corp.
5.36%, 11/21/07 (l)	20,000,572	20,000,572
MBIA Global Funding LLC
5.37%, 3/13/09 (l)	11,000,000	11,000,000
Monumental Global Funding II
5.40%, 3/26/10 (l)	10,000,000	10,000,000
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	7,000,000	7,000,000
Park Granada LLC
5.39%, 7/2/07	4,997,754	4,997,754
Total Capital S.A.
5.34%, 7/2/07	4,997,775	4,997,775

Total Short-Term Investments of Cash Collateral for Securities Loaned		140,363,671

Time Deposit (0.5%)
JPMorgan Chase Nassau
4.76%, 7/2/07	17,803,989	17,803,989

Total Short-Term Investments (4.1%) (Amortized Cost $158,167,660)		158,167,660

Total Investments (103.7%) (Cost/Amortized Cost $3,049,496,278)		4,009,851,520
Other Assets Less Liabilities (-3.7%)		(142,551,304)

Net Assets (100%)		$3,867,300,216

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.

At June 30, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/07	Unrealized Depreciation
S&P 500 Index	20	September-07	$7,671,000	$7,577,000	$(94,000)

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$68,452,921
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$179,589,891
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$1,153,185,220
Aggregate gross unrealized depreciation	(208,720,686)

Net unrealized appreciation	$944,464,534

Federal income tax cost of investments	$3,065,386,986

At June 30, 2007, the Portfolio had loaned securities with a total value of $137,550,935. This was secured by collateral of $140,363,671 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (4.5%)
Australia & New Zealand Banking Group Ltd.
6.000%, 3/1/11	AUD	8,500,000	$6,950,959
General Electric Capital Australia Funding Pty Ltd.
5.750%, 1/18/11		1,200,000	974,997
6.000%, 6/15/11		1,360,000	1,107,776
New South Wales Treasury Corp.
7.000%, 12/1/10		21,850,000	18,698,652

Total Australia			27,732,384

Austria (0.1%)
Republic of Austria International Bond
6.000%, 9/26/08	NZD	820,000	615,551

Belgium (0.0%)
Telenet Communications N.V.
9.000%, 12/15/13 (b)(m)	EUR	168,075	245,680

Bermuda (0.4%)
Central European Media Enterprises Ltd.
8.250%, 5/15/12 (m)		1,450,000	2,116,068

Canada (7.5%)
Bombardier, Inc.
7.250%, 11/15/16 (m)		1,340,000	1,892,969
Canada Housing Trust No. 1
4.600%, 9/15/11	CAD	21,010,000	19,651,475
Canadian Government Bond
5.000%, 6/1/14		1,625,000	1,564,713
Province of Manitoba
5.000%, 2/15/12		$2,000,000	1,978,840
Province of Ontario
5.750%, 3/3/08	NZD	3,474,000	2,633,966
6.250%, 6/16/15		11,400,000	8,010,218
4.400%, 3/8/16	CAD	8,520,000	7,770,096
Province of Quebec
5.125%, 6/3/14		2,800,000	2,636,508

Total Canada			46,138,785

Cayman Islands (0.0%)
ASIF II
5.375%, 12/7/09	GBP	100,000	196,805

Denmark (9.8%)
Kingdom of Denmark
4.000%, 11/15/17	DKK	179,055,000	30,889,267
Nordea Bank Danmark AB
4.000%, 10/1/35		28,191,558	4,528,882
Nordic Telephone Co. Holdings ApS
8.250%, 5/1/16 (b)(m)	EUR	1,085,000	1,574,959
Nykredit Realkredit A/S
4.000%, 10/1/25	DKK	12,893,393	2,166,720
5.000%, 10/1/35		18,516,660	3,224,520
5.000%, 10/1/38		38,768,601	6,661,326
Realkredit Danmark A/S
5.000%, 10/1/35		16,912,149	2,942,032
Totalkredit A/S
4.904%, 1/1/15 (l)		41,956,992	7,726,149

Total Denmark			59,713,855

France (7.8%)
Dexia Municipal Agency
5.750%, 2/7/12	AUD	5,000,000	4,035,138
France Government Bond OAT
4.250%, 4/25/19	EUR	19,760,000	25,776,300
France Telecom S.A.
7.500%, 3/14/11 (m)	GBP	2,570,000	5,350,580
Societe National des Chemins de Fer Francais
4.625%, 1/14/15	CAD	1,000,000	912,496
Total Capital S.A.
4.875%, 12/23/10	GBP	4,100,000	7,888,584
Veolia Environnement
4.875%, 5/28/13	EUR	2,600,000	3,484,101

Total France			47,447,199

Germany (13.5%)
Bundesobligation
3.500%, 10/14/11		12,800,000	16,633,446
Bundesrepublik Deutschland
3.750%, 1/4/17		18,300,000	23,236,969
Kreditanstalt fuer Wiederaufbau
6.000%, 7/15/09	NZD	2,950,000	2,185,574
5.375%, 1/29/14	GBP	4,688,000	9,100,073
4.950%, 10/14/14	CAD	9,600,000	9,028,326
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
6.500%, 9/28/07	NZD	1,000,000	764,810
Landwirtschaftliche Rentenbank
7.000%, 12/27/07		1,400,000	1,067,852
5.750%, 6/15/11	AUD	10,810,000	8,812,454
4.250%, 11/16/12	CAD	13,160,000	11,995,397

Total Germany			82,824,901

Hong Kong (2.8%)
Hong Kong Government Bond
4.230%, 3/21/11	HKD	135,500,000	17,149,661

Ireland (1.3%)
GE Capital European Funding
4.125%, 10/27/16	EUR	6,365,000	8,048,163

Italy (0.4%)
Telecom Italia S.p.A.
5.625%, 12/29/15	GBP	1,400,000	2,593,180

Liberia (0.2%)
Royal Caribbean Cruises Ltd.
7.250%, 6/15/16		$1,000,000	988,004

Luxembourg (1.6%)
Kuznetski Capital S.A.
7.335%, 5/13/13 (m)		1,935,000	1,983,569
Lighthouse International Co. S.A.
8.000%, 4/30/14 (b)(m)	EUR	1,430,000	2,046,721
Telecom Italia Capital S.A.
6.200%, 7/18/11		$4,000,000	4,063,200
Vimpel Communications OJSC
8.250%, 5/23/16 (m)		1,775,000	1,852,656

Total Luxembourg			9,946,146

Mexico (2.9%)
United Mexican States
10.000%, 12/5/24	MXN	154,510,000	17,433,951

Netherlands (11.4%)
Bank Nederlandse Gemeenten
4.875%, 4/21/10	GBP	8,900,000	17,309,351
5.000%, 7/16/10	AUD	6,950,000	5,592,568
BMW Finance N.V.
5.250%, 5/21/12		$8,500,000	8,378,025
Kazkommerts International B.V.
7.000%, 11/3/09 (m)		3,700,000	3,724,790
Netherlands Government Bond
4.000%, 7/15/16	EUR	19,430,000	25,127,819
Rabobank Nederland
5.000%, 1/25/12		$6,000,000	5,895,522

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
RWE Finance B.V.
4.625%, 8/17/10	GBP	2,000,000	$3,828,451

Total Netherlands			69,856,526

New Zealand (1.9%)
New Zealand Government Bond
6.000%, 7/15/08	NZD	15,670,000	11,903,623

Norway (5.6%)
Kommunalbanken A/S
4.125%, 6/3/13	CAD	5,000,000	4,510,706
Norwegian Government Bond
6.500%, 5/15/13	NOK	92,485,000	16,677,585
4.250%, 5/19/17		82,220,000	12,947,020

Total Norway			34,135,311

Poland (2.9%)
Poland Government Bond
4.750%, 4/25/12	PLN	50,640,000	17,627,187

South Africa (0.3%)
Savcio Holdings Pty Ltd.
8.000%, 2/15/13 (m)	EUR	1,150,000	1,618,726

South Korea (2.8%)
Korea Treasury Bond
4.750%, 6/10/09	KRW	16,200,000,000	17,364,117

Supranational (2.7%)
Eurofima
5.500%, 9/15/09	AUD	480,000	396,850
6.500%, 8/22/11		8,300,000	6,953,530
6.250%, 12/28/18		4,300,000	3,511,275
European Investment Bank
5.375%, 10/15/12	EUR	4,150,000	5,798,359

Total Supranational			16,660,014

United Kingdom (6.6%)
BAT International Finance plc
5.750%, 12/9/13	GBP	3,450,000	6,615,495
BP Capital Markets plc
5.000%, 12/27/07		700,000	1,398,262
Centrica plc
5.875%, 11/2/12		3,000,000	5,841,945
HBOS Treasury Services plc
4.875%, 12/21/07		1,000,000	1,995,503
5.250%, 9/19/11		$10,150,000	10,038,350
Marks & Spencer plc
5.625%, 3/24/14	GBP	5,500,000	10,430,153
National Grid Gas plc
7.000%, 12/15/08	AUD	150,000	127,154
Tesco plc
4.750%, 4/13/10	EUR	1,500,000	2,027,172
Virgin Media Finance plc
9.125%, 8/15/16		$1,800,000	1,885,500

Total United Kingdom			40,359,534

United States (9.6%)
Ahold Finance USA, Inc.
5.875%, 3/14/12	EUR	250,000	345,807
6.500%, 3/14/17	GBP	850,000	1,672,747
American International Group, Inc.
5.375%, 10/18/11		$7,000,000	6,973,939
Aramark Corp.
8.500%, 2/1/15		1,000,000	1,017,500
Constellation Brands, Inc.
8.500%, 11/15/09	GBP	950,000	1,964,926
DaimlerChrysler N.A. Holding Corp.
4.875%, 6/15/10		$2,000,000	1,961,000
General Electric Capital Corp.
6.125%, 2/22/11		7,300,000	7,440,846
Goldman Sachs Group, Inc.
6.875%, 1/15/11		6,250,000	6,500,981
HSBC Finance Corp.
5.000%, 6/30/15		7,530,000	7,049,210
Merrill Lynch & Co., Inc.
5.125%, 9/24/10	GBP	130,000	251,386
Morgan Stanley
5.375%, 11/14/13		2,100,000	3,974,966
5.125%, 11/30/15		2,780,000	5,086,266
Nestle Holdings, Inc.
5.500%, 11/18/09	AUD	500,000	412,428
SLM Corp.
6.500%, 6/15/10	NZD	2,650,000	1,830,119
Toyota Motor Credit Corp.
5.125%, 10/25/11		$6,500,000	6,422,325
U.S. Treasury Notes
4.625%, 11/15/16		4,640,000	4,496,814
Wal-Mart Stores, Inc.
4.750%, 1/29/13	GBP	850,000	1,594,156

Total United States			58,995,416

Total Investments (96.6%) (Cost $580,299,323)			591,710,787
Other Assets Less Liabilities (3.4%)			20,773,858

Net Assets (100%)			$612,484,645

(b)	Illiquid security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

At June 30, 2007 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound, expiring 9/18/07	13,875	$27,700,466	$27,830,937	$130,471
European Union, expiring 8/7/07	12,412	16,950,000	16,819,318	(130,682)
European Union, expiring 8/7/07	35,110	47,531,391	47,576,975	45,584
European Union, expiring 8/16/07	12,035	16,350,000	16,313,814	(36,186)
European Union, expiring 8/16/07	9,833	13,235,414	13,328,664	93,250
European Union, expiring 8/16/07	4,110	5,542,000	5,571,319	29,319
European Union, expiring 8/16/07	6,520	8,760,000	8,837,443	77,443
European Union, expiring 9/13/07	40,956	54,673,760	55,565,775	892,015
European Union, expiring 9/18/07	2,598	3,498,766	3,525,326	26,560
Japanese Yen, expiring 7/20/07	2,531,412	21,582,186	20,606,709	(975,477)
Japanese Yen, expiring 7/20/07	254,456	2,133,655	2,071,371	(62,284)
Japanese Yen, expiring 7/20/07	491,763	4,065,974	4,003,149	(62,825)
Japanese Yen, expiring 7/20/07	414,120	3,440,727	3,371,103	(69,624)
Japanese Yen, expiring 7/20/07	205,375	1,706,105	1,671,835	(34,270)
Japanese Yen, expiring 7/20/07	179,461	1,457,336	1,460,888	3,552
Japanese Yen, expiring 7/20/07	2,545,761	21,704,523	20,723,516	(981,007)
Japanese Yen, expiring 7/20/07	164,842	1,362,940	1,341,881	(21,059)
Japanese Yen, expiring 7/20/07	180,733	1,501,623	1,471,237	(30,386)
Japanese Yen, expiring 7/20/07	100,238	830,778	815,979	(14,799)
Japanese Yen, expiring 7/20/07	309,013	2,515,334	2,515,493	159
Japanese Yen, expiring 8/17/07	274,299	2,308,517	2,241,369	(67,148)
Japanese Yen, expiring 8/17/07	178,914	1,484,653	1,461,954	(22,699)
Japanese Yen, expiring 8/17/07	208,464	1,738,011	1,703,415	(34,596)
Japanese Yen, expiring 9/5/07	2,499,406	20,729,111	20,474,779	(254,332)
Japanese Yen, expiring 9/5/07	85,882	717,951	703,532	(14,419)
Japanese Yen, expiring 9/12/07	6,743,815	56,066,857	55,290,752	(776,105)
New Zealand Dollar, expiring 8/17/07	7,577	5,753,519	5,819,894	66,375
New Zealand Dollar, expiring 9/5/07	29,173	22,118,969	22,371,607	252,638

				$(1,970,532)

Foreign Currency Sell Contracts
Australian Dollar, expiring 7/20/07	26,000	$21,582,186	$22,033,960	$(451,774)
Australian Dollar, expiring 7/20/07	2,565	2,133,655	2,173,735	(40,080)
Australian Dollar, expiring 7/20/07	4,918	4,065,974	4,167,808	(101,834)
Australian Dollar, expiring 7/20/07	4,200	3,440,727	3,559,332	(118,605)
Australian Dollar, expiring 7/20/07	2,030	1,706,105	1,720,598	(14,493)
Australian Dollar, expiring 7/20/07	1,731	1,457,336	1,466,954	(9,618)
British Pound, expiring 9/13/07	27,750	54,673,760	55,666,500	(992,740)
British Pound, expiring 9/18/07	1,760	3,498,766	3,530,267	(31,501)
Canadian Dollar, expiring 7/20/07	24,528	21,704,523	23,035,387	(1,330,864)
Canadian Dollar, expiring 7/20/07	1,455	1,362,940	1,366,458	(3,518)
Canadian Dollar, expiring 7/20/07	1,650	1,501,623	1,549,592	(47,969)
Canadian Dollar, expiring 7/20/07	880	830,778	826,449	4,329
Canadian Dollar, expiring 7/20/07	2,671	2,515,334	2,508,461	6,873
European Union, expiring 8/7/07	20,730	27,730,000	28,090,560	(360,560)
European Union, expiring 8/16/07	5,171	7,000,000	7,009,895	(9,895)
European Union, expiring 9/12/07	41,876	56,066,857	56,812,744	(745,887)
European Union, expiring 9/18/07	20,551	27,700,466	27,885,840	(185,374)
Japanese Yen, expiring 8/17/07	685,309	5,753,519	5,599,845	153,674
Japanese Yen, expiring 9/5/07	2,628,339	22,118,969	21,530,977	587,992
New Zealand Dollar, expiring 8/17/07	3,147	2,308,517	2,417,211	(108,694)
New Zealand Dollar, expiring 8/17/07	2,030	1,484,653	1,559,243	(74,590)
New Zealand Dollar, expiring 8/17/07	2,400	1,738,011	1,843,440	(105,429)
New Zealand Dollar, expiring 9/5/07	28,210	20,729,111	21,633,120	(904,009)
New Zealand Dollar, expiring 9/5/07	963	717,951	738,486	(20,535)

				$(4,905,101)

				$(6,875,633)

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$496,328,868
Long-term U.S. Treasury securities	10,073,456

$506,402,324

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$249,003,441
Long-term U.S. Treasury securities	27,427,981

$276,431,422

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$14,131,379
Aggregate gross unrealized depreciation	(2,722,919)

Net unrealized appreciation	$11,408,460

Federal income tax cost of investments	$580,302,327

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.6%)
Diversified Consumer Services (5.6%)
Apollo Group, Inc., Class A*	176,379	$10,305,825

Hotels, Restaurants & Leisure (1.1%)
Carnival Corp.	41,247	2,011,616

Internet & Catalog Retail (7.3%)
Amazon.com, Inc.*	195,823	13,396,251

Media (2.7%)
Omnicom Group, Inc.	92,338	4,886,527

Multiline Retail (0.9%)
Target Corp.	25,892	1,646,731

Specialty Retail (2.0%)
Best Buy Co., Inc.	48,747	2,275,023
Home Depot, Inc.	33,900	1,333,965

		3,608,988

Total Consumer Discretionary		35,855,938

Consumer Staples (8.1%)
Beverages (2.8%)
Coca-Cola Co.	96,981	5,073,076

Food & Staples Retailing (3.3%)
Wal-Mart Stores, Inc.	107,308	5,162,588
Whole Foods Market, Inc.^	22,400	857,920

		6,020,508

Household Products (2.0%)
Procter & Gamble Co.	61,288	3,750,213

Total Consumer Staples		14,843,797

Energy (2.1%)
Oil, Gas & Consumable Fuels (2.1%)
Chevron Corp.	23,400	1,971,216
ConocoPhillips	23,411	1,837,764

Total Energy		3,808,980

Financials (6.4%)
Capital Markets (1.4%)
Legg Mason, Inc.	26,700	2,626,746

Diversified Financial Services (2.4%)
Citigroup, Inc.	86,726	4,448,177

Insurance (2.6%)
Marsh & McLennan Cos., Inc.^	150,407	4,644,568

Total Financials		11,719,491

Health Care (21.6%)
Biotechnology (7.1%)
Amgen, Inc.*	124,285	6,871,718
Biogen Idec, Inc.*^	115,136	6,159,776

		13,031,494

Health Care Equipment & Supplies (8.2%)
Medtronic, Inc.	87,172	4,520,740
St. Jude Medical, Inc.*	129,964	5,392,206
Zimmer Holdings, Inc.*	60,018	5,094,928

		15,007,874

Health Care Providers & Services (0.9%)
WellPoint, Inc.*	20,800	1,660,464

Pharmaceuticals (5.4%)
Bristol-Myers Squibb Co.	197,075	6,219,687
Novartis AG (ADR)	32,700	1,833,489
Pfizer, Inc.	76,234	1,949,303

		10,002,479

Total Health Care		39,702,311

Industrials (6.2%)
Air Freight & Logistics (2.2%)
Expeditors International of Washington, Inc.^	74,400	3,072,720
United Parcel Service, Inc., Class B	12,300	897,900

		3,970,620

Industrial Conglomerates (4.0%)
Tyco International Ltd.*	218,381	7,379,094

Total Industrials		11,349,714

Information Technology (35.4%)
Communications Equipment (6.3%)
Cisco Systems, Inc.*	205,625	5,726,656
QUALCOMM, Inc.	134,091	5,818,209

		11,544,865

Computers & Peripherals (4.9%)
Dell, Inc.*	208,429	5,950,648
Lexmark International, Inc., Class A*^	61,400	3,027,634

		8,978,282

Internet Software & Services (6.6%)
eBay, Inc.*	194,303	6,252,671
Google, Inc., Class A*	11,163	5,842,491

		12,095,162

IT Services (1.6%)
Affiliated Computer Services, Inc., Class A*^	19,237	1,091,122
Automatic Data Processing, Inc.	36,972	1,792,033

		2,883,155

Semiconductors & Semiconductor Equipment (8.5%)
Altera Corp.^	362,903	8,031,043
Intel Corp.	188,036	4,467,735
KLA-Tencor Corp.^	20,951	1,151,258
Texas Instruments, Inc.	53,562	2,015,538

		15,665,574

Software (7.5%)
Microsoft Corp.	214,468	6,320,372
Oracle Corp.*	374,976	7,390,777

		13,711,149

Total Information Technology		64,878,187

Total Common Stocks (99.4%) (Cost $153,773,685)		182,158,418

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (9.2%)
CDC Financial Products, Inc.
5.43%, 8/29/07 (l)	$500,000	500,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	16,149,007	16,149,007
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	250,000	250,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		16,899,007

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (0.8%)
JPMorgan Chase Nassau
4.76%, 7/2/07	$1,362,398	$1,362,398

Total Short-Term Investments (10.0%) (Amortized Cost $18,261,405)		18,261,405

Total Investments (109.4%) (Cost/Amortized Cost $172,035,090)		200,419,823
Other Assets Less Liabilities (-9.4%)		(17,191,126)

Net Assets (100%)		$183,228,697

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$12,651,457
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$30,380,399
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$30,254,779
Aggregate gross unrealized depreciation	(1,886,613)

Net unrealized appreciation	$28,368,166

Federal income tax cost of investments	$172,051,657

At June 30, 2007, the Portfolio had loaned securities with a total value of $16,456,022. This was secured by collateral of $16,899,007 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (26.5%)
Diversified Consumer Services (6.5%)
DeVry, Inc.^	1,440,665	$49,011,423
Service Corp. International	856,700	10,948,626
Weight Watchers International, Inc.^	990,000	50,331,600

		110,291,649

Hotels, Restaurants & Leisure (1.2%)
International Game Technology	328,500	13,041,450
Shuffle Master, Inc.*^	432,172	7,174,055

		20,215,505

Household Durables (7.5%)
Harman International Industries, Inc.	1,101,098	128,608,247

Media (7.9%)
Time Warner, Inc.	3,228,120	67,919,645
Walt Disney Co.	1,988,638	67,892,101

		135,811,746

Multiline Retail (2.9%)
Sears Holdings Corp.*	294,400	49,900,800

Textiles, Apparel & Luxury Goods (0.5%)
Phillips-Van Heusen Corp.^	130,200	7,886,214

Total Consumer Discretionary		452,714,161

Consumer Staples (4.2%)
Beverages (4.2%)
Coca Cola Hellenic Bottling Co. S.A. (ADR)	444,800	20,451,904
Cott Corp. (New York Exchange)*^	44,400	638,916
Cott Corp. (Toronto Exchange)*^	878,400	12,748,241
Molson Coors Brewing Co., Class B	408,881	37,805,138

Total Consumer Staples		71,644,199

Energy (3.4%)
Energy Equipment & Services (1.1%)
SEACOR Holdings, Inc.*^	205,000	19,138,800

Oil, Gas & Consumable Fuels (2.3%)
EOG Resources, Inc.	155,700	11,375,442
EXCO Resources, Inc.*	893,100	15,575,664
Goodrich Petroleum Corp.*^	332,850	11,526,595

		38,477,701

Total Energy		57,616,501

Financials (5.1%)
Capital Markets (4.0%)
Ashmore Group plc	4,701,700	25,421,195
EFG International (Registered)	104,085	4,805,889
Greenhill & Co., Inc.^	199,600	13,714,516
Jefferies Group, Inc.^	160,500	4,330,290
Lazard Ltd., Class A^	432,000	19,452,960

		67,724,850

Commercial Banks (1.1%)
East West Bancorp, Inc.^	487,871	18,968,425

Total Financials		86,693,275

Health Care (2.5%)
Biotechnology (0.5%)
Neurocrine Biosciences, Inc.*^	729,800	8,195,654

Health Care Equipment & Supplies (2.0%)
Advanced Medical Optics, Inc.*^	988,200	34,468,416

Total Health Care		42,664,070

Industrials (17.2%)
Airlines (1.9%)
AirAsia Bhd*	25,612,300	14,095,110
Delta Air Lines, Inc.*	915,700	18,039,290

		32,134,400

Commercial Services & Supplies (1.3%)
Knoll, Inc.^	980,622	21,965,933

Construction & Engineering (2.2%)
Quanta Services, Inc.*^	1,215,585	37,281,992

Electrical Equipment (4.7%)
ABB Ltd. (ADR)^	830,353	18,765,978
Nexans S.A.	130,657	21,892,509
Prysmian S.p.A.*	1,618,826	39,350,361

		80,008,848

Machinery (3.3%)
Flowserve Corp.	789,498	56,528,057

Road & Rail (3.8%)
Hertz Global Holdings, Inc.*	2,492,200	66,217,754

Total Industrials		294,136,984

Information Technology (27.4%)
Communications Equipment (4.5%)
Juniper Networks, Inc.*	3,064,485	77,133,087

Computers & Peripherals (5.5%)
SanDisk Corp.*	1,170,322	57,275,559
Sun Microsystems, Inc.*	6,779,000	35,657,540

		92,933,099

Electronic Equipment & Instruments (4.7%)
Agilent Technologies, Inc.*	2,063,500	79,320,940

Internet Software & Services (0.5%)
Openwave Systems, Inc.^	1,327,826	8,312,191

IT Services (3.4%)
Global Cash Access Holdings, Inc.*^	1,108,700	17,761,374
Mastercard, Inc., Class A^	28,600	4,743,882
MoneyGram International, Inc.	95,078	2,657,430
Western Union Co.	1,605,200	33,436,316

		58,599,002

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc.*^	1,677,200	23,983,960

Software (7.4%)
Electronic Arts, Inc.*	1,224,158	57,927,157
NAVTEQ Corp.*	1,612,800	68,285,952

		126,213,109

Total Information Technology		466,495,388

Telecommunication Services (11.7%)
Diversified Telecommunication Services (8.4%)
AT&T, Inc.	2,503,083	103,877,945
Level 3 Communications, Inc.*^	2,988,900	17,485,065
Time Warner Telecom, Inc., Class A*^	1,096,691	22,043,489

		143,406,499

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Wireless Telecommunication Services (3.3%)
American Tower Corp., Class A*	1,355,890	$56,947,380

Total Telecommunication Services		200,353,879

Total Common Stocks (98.0%) (Cost $1,480,186,864)		1,672,318,457

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (14.3%)
Allstate Life Global Funding Trusts
5.32%,7/29/08 (l)	$2,000,000	2,000,000
Amsterdam Funding Corp.
5.35%, 7/2/07	4,997,771	4,997,771
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	5,000,000	5,000,000
Bear Stearns Cos., Inc.
5.38%, 12/28/07 (l)	10,000,000	10,000,000
Beta Finance, Inc.
5.37%, 1/15/08 (l)	5,000,000	5,000,000
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	2,000,000	2,000,000
Calyon/New York
5.37%, 10/14/08 (l)	9,997,132	9,997,132
Citigroup Global Markets, Inc.
5.45%, 7/6/07 (l)	10,000,000	10,000,000
Comerica Bank
5.35%, 1/12/09 (l)	5,016,172	5,016,172
Dorada Finance, Inc.
5.37%, 1/14/08 (l)	10,000,000	10,000,000
Dresdner U.S. Finance, Inc.
5.33%, 7/2/07	4,997,779	4,997,779
Goldman Sachs Group, Inc.
5.54%, 12/28/07 (l)	5,000,000	5,000,000
5.37%, 7/29/08 (l)	2,000,000	2,000,000
5.52%, 6/27/08	10,000,000	10,000,000
HBOS Treasury Services plc
5.37%, 7/17/08 (l)	3,000,000	3,000,000
Intesa Funding LLC
5.33%, 7/2/07	4,997,779	4,997,779
MassMutual Global Funding II
5.40%, 3/26/10 (l)	12,000,000	12,000,000
MBIA Global Funding LLC
5.36%, 1/23/09 (l)	7,500,000	7,500,000
Merrill Lynch & Co., Inc.
5.38%, 5/8/09 (l)	7,000,000	7,000,000
Merrill Lynch Mortgage Capital, Inc.
5.48%, 7/5/07 (l)	4,000,000	4,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Natexis Banques Populaires N.Y.
5.37%, 1/28/08 (l)	11,000,000	11,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	37,970,934	37,970,934
Sedna Financial, Inc.
5.32%, 7/27/07	9,867,292	9,867,292
Sigma Finance, Inc.
5.37%, 10/24/07 (l)	24,998,788	24,998,788
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	5,000,000	5,000,000
Tango Finance Corp.
5.38%, 6/25/09 (l)	4,996,375	4,996,375
Total Capital S.A.
5.34%, 7/2/07	4,997,775	4,997,775
Wells Fargo & Co.
5.49%, 6/29/09 (l)	5,000,000	5,000,000
Western Corporate Federal Credit Union
5.38%, 9/25/08 (l)	6,000,000	6,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		244,337,797

Time Deposit (0.9%)
JPMorgan Chase Nassau
4.76%, 7/2/07	14,660,905	14,660,905

Total Short-Term Investments (15.2%) (Amortized Cost $258,998,702)		258,998,702

Total Investments (113.2%) (Cost/Amortized Cost $1,739,185,566)		1,931,317,159
Other Assets Less Liabilities (-13.2%)		(225,266,265)

Net Assets (100%)		$1,706,050,894

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$852,133,645
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$867,887,534

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$248,872,794
Aggregate gross unrealized depreciation	(63,063,893)

Net unrealized appreciation	$185,808,901

Federal income tax cost of investments	$1,745,508,258

At June 30, 2007, the Portfolio had loaned securities with a total value of $235,714,424. This was secured by collateral of $244,337,797 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (8.2%)
Auto Components (0.3%)
TRW Automotive, Inc.
7.250%, 3/15/17^(b)	$1,900,000	$1,809,750

Automobiles (0.7%)
Ford Motor Co.
7.450%, 7/16/31^	3,500,000	2,795,625
General Motors Corp.
8.375%, 7/15/33^	1,700,000	1,551,250

		4,346,875

Hotels, Restaurants & Leisure (0.7%)
MGM MIRAGE
6.750%, 4/1/13	2,000,000	1,900,000
6.625%, 7/15/15	450,000	408,937
7.625%, 1/15/17^	2,000,000	1,902,500

		4,211,437

Household Durables (2.0%)
Beazer Homes USA, Inc.
6.875%, 7/15/15^	1,750,000	1,505,000
8.125%, 6/15/16^	1,250,000	1,225,000
D.R. Horton, Inc.
5.625%, 1/15/16	2,350,000	2,131,018
6.500%, 4/15/16	1,000,000	954,590
K. Hovnanian Enterprises, Inc.
7.500%, 5/15/16	350,000	318,500
KB Home
6.375%, 8/15/11	1,950,000	1,852,500
5.750%, 2/1/14	4,000,000	3,520,000

		11,506,608

Leisure Equipment & Products (0.3%)
RHI Holdings, Inc.
11.350%, 2/20/13	2,000,000	1,966,666

Media (3.2%)
Cablevision Systems Corp.,
Series B
8.000%, 4/15/12	2,000,000	1,975,000
CCH I Holdings LLC
13.500%, 1/15/14^(e)	2,000,000	2,052,500
11.750%, 5/15/14^(e)	6,500,000	6,386,250
CCH I Holdings LLC/CCH I Holdings Capital Corp.
11.000%, 10/1/15	2,300,000	2,400,625
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.
10.250%, 9/15/10	200,000	209,000
Clear Channel Communications, Inc.
5.750%, 1/15/13	2,500,000	2,250,995
Echostar DBS Corp.
7.125%, 2/1/16^	100,000	97,750
Lamar Media Corp.
6.625%, 8/15/15	1,400,000	1,326,500
R.H. Donnelley Corp.,
Series A-2
6.875%, 1/15/13	400,000	379,000
Univision Communications, Inc., (PIK)
9.750%, 3/15/15^(b)	2,000,000	1,975,000
XM Satellite Radio, Inc.
9.750%, 5/1/14^	100,000	98,000

		19,150,620

Multiline Retail (1.0%)
Dollar General Corp.
10.625%, 7/15/15 (b)	6,000,000	5,881,620

Total Consumer Discretionary		48,873,576

Consumer Staples (1.3%)
Food Products (1.3%)
Dole Food Co., Inc.
8.625%, 5/1/09	1,900,000	1,895,250
Smithfield Foods, Inc.
7.750%, 7/1/17^	5,500,000	5,500,000

		7,395,250

Household Products (0.0%)
Johnsondiversey Holdings, Inc.
10.670%, 5/15/13 (e)	250,000	258,750

Total Consumer Staples		7,654,000

Energy (7.3%)
Energy Equipment & Services (0.6%)
Cie Generale De Geophysique
7.500%, 5/15/15^	700,000	700,000
7.750%, 5/15/17	1,000,000	1,012,500
SESI LLC
6.875%, 6/1/14	1,955,000	1,901,238

		3,613,738

Oil, Gas & Consumable Fuels (6.7%)
Callon Petroleum Co.,
Series B
9.750%, 12/8/10^	1,300,000	1,287,000
Chesapeake Energy Corp.
6.500%, 8/15/17	3,900,000	3,695,250
6.250%, 1/15/18^	2,900,000	2,707,875
6.875%, 11/15/20	1,300,000	1,244,750
El Paso Corp.
7.750%, 1/15/32	1,700,000	1,712,427
Mariner Energy, Inc.
7.500%, 4/15/13	3,950,000	3,871,000
Massey Energy Co.
6.875%, 12/15/13	1,250,000	1,145,312
Newfield Exploration Co.
6.625%, 4/15/16	1,800,000	1,732,500
OPTI Canada, Inc.
7.875%, 12/15/14 (b)	4,000,000	4,000,000
Peabody Energy Corp.
7.375%, 11/1/16^	1,600,000	1,632,000
Pioneer Natural Resources Co.
6.875%, 5/1/18	4,000,000	3,792,276
Plains Exploration & Production Co.
7.750%, 6/15/15	5,000,000	4,962,500
Sabine Pass LNG LP
7.250%, 11/30/13 (b)	1,500,000	1,488,750
7.500%, 11/30/16 (b)	1,500,000	1,492,500
Tesoro Corp.
6.500%, 6/1/17 (b)	1,200,000	1,173,000
W&T Offshore, Inc.
8.250%, 6/15/14 (b)	4,000,000	4,000,000

		39,937,140

Total Energy		43,550,878

Financials (5.4%)
Consumer Finance (3.6%)
Ford Motor Credit Co. LLC
7.375%, 10/28/09	6,000,000	5,955,936
7.875%, 6/15/10	2,500,000	2,499,520
7.375%, 2/1/11	3,000,000	2,930,865

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
GMAC LLC
5.625%, 5/15/09	$3,000,000	$2,933,199
6.875%, 9/15/11	5,000,000	4,918,270
6.875%, 8/28/12	2,000,000	1,954,646

		21,192,436

Diversified Financial Services (0.0%)
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co.
8.500%, 4/1/15 (b)	200,000	206,500

Real Estate Investment Trusts (REITs) (0.8%)
Host Hotels & Resorts LP (REIT)
6.875%, 11/1/14	1,800,000	1,779,750
Host Marriott LP,
Series O (REIT)
6.375%, 3/15/15	1,750,000	1,680,000
Series Q (REIT)
6.750%, 6/1/16	1,000,000	980,000

		4,439,750

Thrifts & Mortgage Finance (1.0%)
Residential Capital LLC
6.375%, 6/30/10	6,000,000	5,922,552

Total Financials		31,761,238

Government Securities (8.1%)
U.S. Government Agencies (8.1%)
Federal Home Loan Mortgage Corp.
5.000%, 10/1/36	1,933,121	1,813,550
5.500%, 5/1/37	9,990,659	9,635,886
5.500%, 6/1/37	10,000,000	9,644,896
Federal National Mortgage Association
5.000%, 2/1/37	4,976,592	4,663,017
5.500%, 7/25/37 TBA	10,000,000	9,643,750
6.000%, 7/25/37 TBA	12,500,000	12,363,275

Total Government Securities		47,764,374

Health Care (5.1%)
Health Care Providers & Services (4.7%)
Community Health Systems, Inc.
8.875%, 7/15/15 (b)	4,000,000	4,055,000
DaVita, Inc.
6.625%, 3/15/13	3,400,000	3,319,250
6.625%, 3/15/13 (b)	1,886,000	1,841,208
7.250%, 3/15/15^	1,000,000	987,500
HCA, Inc.
6.500%, 2/15/16^	2,000,000	1,692,500
9.250%, 11/15/16 (b)	900,000	958,500
Tenet Healthcare Corp.
6.375%, 12/1/11^	4,400,000	4,020,500
9.250%, 2/1/15^	6,500,000	6,175,000
U.S. Oncology Holdings, Inc. (PIK)
9.797%, 3/15/12^(b)	1,800,000	1,768,500
United Surgical Partners International, Inc.
8.875%, 5/1/17^(b)	2,000,000	2,005,000
Vanguard Health Holding Co. I, LLC
0.000%, 10/1/15^(e)	1,445,000	1,177,675

		28,000,633

Pharmaceuticals (0.4%)
Mylan Laboratories, Inc.
6.375%, 8/15/15	2,000,000	2,060,000

Total Health Care		30,060,633

Industrials (2.5%)
Aerospace & Defense (0.7%)
DRS Technologies, Inc.
6.625%, 2/1/16	200,000	193,000
L-3 Communications Corp.
5.875%, 1/15/15	2,400,000	2,226,000
Series B
6.375%, 10/15/15	2,000,000	1,890,000

		4,309,000

Building Products (0.2%)
RBS Global, Inc. & Rexnord Corp.
8.875%, 9/1/16	1,000,000	1,002,500

Commercial Services & Supplies (1.1%)
Allied Waste North America, Inc.
6.375%, 4/15/11	1,500,000	1,458,750
6.125%, 2/15/14	1,000,000	940,000
6.875%, 6/1/17	2,500,000	2,418,750
Series B
7.375%, 4/15/14^	200,000	197,500
7.125%, 5/15/16	1,100,000	1,075,250
Rental Service Corp.
9.500%, 12/1/14^(b)	500,000	510,000

		6,600,250

Machinery (0.2%)
Case New Holland, Inc.
7.125%, 3/1/14	1,100,000	1,113,750

Road & Rail (0.3%)
United Rentals North America, Inc.
7.750%, 11/15/13^	2,000,000	2,002,500

Total Industrials		15,028,000

Information Technology (3.7%)
Computers & Peripherals (0.7%)
Seagate Technology HDD Holdings
6.375%, 10/1/11^	4,500,000	4,387,500

Electronic Equipment & Instruments (1.6%)
Flextronics International Ltd.
6.250%, 11/15/14	2,250,000	2,047,500
NXP BV/NXP Funding LLC
9.500%, 10/15/15^	750,000	738,750
Sanmina-SCI Corp.
6.750%, 3/1/13^	2,000,000	1,820,000
8.110%, 6/15/14^(b)(l)	2,900,000	2,900,000
8.125%, 3/1/16^	2,000,000	1,860,000

		9,366,250

IT Services (0.0%)
SunGard Data Systems, Inc.
9.125%, 8/15/13	200,000	204,750

Semiconductors & Semiconductor Equipment (1.4%)
Freescale Semiconductor, Inc.
8.875%, 12/15/14^(b)	4,500,000	4,297,500
10.125%, 12/15/16^(b)	4,000,000	3,760,000

		8,057,500

Total Information Technology		22,016,000

Materials (2.4%)
Chemicals (1.2%)
Chemtura Corp.
6.875%, 6/1/16	300,000	283,500
Ineos Group Holdings plc
7.875%, 2/15/16 (b)	2,000,000	2,537,717
Lyondell Chemical Co.
8.000%, 9/15/14	2,500,000	2,568,750
6.875%, 6/15/17^	1,900,000	1,833,500

		7,223,467

Containers & Packaging (0.6%)
BPC Holding Corp.
8.875%, 9/15/14^	2,500,000	2,531,250

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Jefferson Smurfit Corp.
8.250%, 10/1/12^	$1,000,000	$992,500

		3,523,750

Metals & Mining (0.6%)
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	1,300,000	1,387,750
Novelis, Inc.
7.250%, 2/15/15^	1,750,000	1,795,938

		3,183,688

Paper & Forest Products (0.0%)
Abitibi-Consolidated Co. of Canada
8.375%, 4/1/15	200,000	175,000

Total Materials		14,105,905

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.5%)
Digicel Group Ltd.
8.875%, 1/15/15^(b)	3,000,000	2,940,000
Qwest Capital Funding, Inc.
7.250%, 2/15/11	300,000	298,500

Total Telecommunication Services		3,238,500

Utilities (2.1%)
Electric Utilities (0.8%)
Reliant Energy, Inc.
7.625%, 6/15/14	2,900,000	2,827,500
7.875%, 6/15/17^	1,800,000	1,750,500

		4,578,000

Independent Power Producers & Energy Traders (1.3%)
Dynegy Holdings, Inc.
6.875%, 4/1/11	1,500,000	1,473,750
8.750%, 2/15/12	2,600,000	2,678,000
7.750%, 6/1/19 (b)	3,500,000	3,255,000
NRG Energy, Inc.
7.250%, 2/1/14	330,000	330,825
TXU Corp.,
Series P
5.550%, 11/15/14	300,000	254,678

		7,992,253

Total Utilities		12,570,253

Total Long-Term Debt Securities (46.6%) (Cost $281,083,179)		276,623,357

CONVERTIBLE BONDS:
Health Care (0.5%)
Biotechnology (0.5%)
Amgen, Inc.
0.375%, 2/1/13	3,500,000	3,106,250

Total Health Care		3,106,250

Information Technology (0.7%)
Communications Equipment (0.7%)
Nortel Networks Corp.
4.250%, 9/1/08	4,000,000	3,945,000

Total Information Technology		3,945,000

Total Convertible Bonds (1.2%) (Cost $6,965,910)		7,051,250

	Number of Shares
COMMON STOCKS:
Consumer Discretionary (1.3%)
Household Durables (1.3%)
D.R. Horton, Inc.^	116,500	2,321,845
KB Home	50,000	1,968,500
Lennar Corp., Class A	45,000	1,645,200
Ryland Group, Inc.^	38,800	1,449,956

Total Consumer Discretionary		7,385,501

Consumer Staples (0.4%)
Food & Staples Retailing (0.4%)
CVS Caremark Corp.	66,800	2,434,860

Total Consumer Staples		2,434,860

Energy (4.5%)
Energy Equipment & Services (0.7%)
Halliburton Co.	120,000	4,140,000

Oil, Gas & Consumable Fuels (3.8%)
BP plc (ADR)	20,000	1,442,800
Canadian Oil Sands Trust	40,000	1,236,893
Chesapeake Energy Corp.	70,000	2,422,000
Chevron Corp.	35,000	2,948,400
ConocoPhillips	80,000	6,280,000
Spectra Energy Corp.	160,000	4,153,600
TransCanada Corp.^	125,000	4,299,460

		22,783,153

Total Energy		26,923,153

Financials (5.4%)
Commercial Banks (1.5%)
Fifth Third Bancorp	40,000	1,590,800
HSBC Holdings plc	250,000	4,593,530
Wachovia Corp.	60,000	3,075,000

		9,259,330

Diversified Financial Services (2.2%)
Bank of America Corp.	120,000	5,866,800
Citigroup, Inc.	90,000	4,616,100
JPMorgan Chase & Co.	50,000	2,422,500

		12,905,400

Real Estate Investment Trusts (REITs) (0.1%)
Anthracite Capital, Inc. (REIT)^	55,600	650,520

Thrifts & Mortgage Finance (1.6%)
Washington Mutual, Inc.^	220,000	9,380,800

Total Financials		32,196,050

Health Care (4.4%)
Pharmaceuticals (4.4%)
Johnson & Johnson	200,000	12,324,000
Merck & Co., Inc.	50,000	2,490,000
Pfizer, Inc.	400,000	10,228,000
Schering-Plough Corp.	30,000	913,200

Total Health Care		25,955,200

Industrials (3.7%)
Air Freight & Logistics (0.6%)
United Parcel Service, Inc., Class B	45,000	3,285,000

Industrial Conglomerates (2.4%)
3M Co.	75,000	6,509,250
General Electric Co.	200,000	7,656,000

		14,165,250

Machinery (0.7%)
Caterpillar, Inc.	55,000	4,306,500

Total Industrials		21,756,750

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (0.8%)
Semiconductors & Semiconductor Equipment (0.8%)
Intel Corp.	200,000	$4,752,000

Total Information Technology		4,752,000

Materials (1.3%)
Chemicals (0.9%)
Dow Chemical Co.	40,000	1,768,800
Lyondell Chemical Co.	90,000	3,340,800

		5,109,600

Metals & Mining (0.4%)
Barrick Gold Corp.	80,000	2,325,600

Total Materials		7,435,200

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	120,000	4,980,000
Verizon Communications, Inc.	100,000	4,117,000

		9,097,000

Wireless Telecommunication Services (0.1%)
Vodafone Group plc (ADR)	15,000	504,450

Total Telecommunication Services		9,601,450

Utilities (8.7%)
Electric Utilities (4.0%)
American Electric Power Co., Inc.	17,000	765,680
Duke Energy Corp.	228,800	4,187,040
Edison International	30,000	1,683,600
Exelon Corp.	20,000	1,452,000
FirstEnergy Corp.	20,000	1,294,600
Pinnacle West Capital Corp.^	30,000	1,195,500
Portland General Electric Co.	250,000	6,860,000
Progress Energy, Inc.	20,000	911,800
Southern Co.	160,000	5,486,400

		23,836,620

Gas Utilities (0.6%)
AGL Resources, Inc.	20,000	809,600
Atmos Energy Corp.^	85,000	2,555,100

		3,364,700

Independent Power Producers & Energy Traders (1.7%)
TXU Corp.	150,000	10,095,000

Multi-Utilities (2.4%)
Ameren Corp.^	40,000	1,960,400
Consolidated Edison, Inc.	50,000	2,256,000
Dominion Resources, Inc.	26,700	2,304,477
PG&E Corp.	80,000	3,624,000
Public Service Enterprise Group, Inc.	25,000	2,194,500
TECO Energy, Inc.	120,000	2,061,600

		14,400,977

Total Utilities		51,697,297

Total Common Stocks (32.1%) (Cost $182,089,235)		190,137,461

PREFERRED STOCKS:
Financials (0.3%)
Diversified Financial Services (0.3%)
Citigroup Funding, Inc.
9.630% (Cost $1,873,928)	75,000	1,534,770

CONVERTIBLE PREFERRED STOCKS:
Financials (2.6%)
Capital Markets (1.9%)
Deutsche Bank AG/London
10.000% (b)	50,000	3,655,000
E*Trade Financial Corp.
6.125%	20,000	558,400
Goldman Sachs Group, Inc.
10.000% (b)	12,500	548,425
Merrill Lynch & Co., Inc.
9.000% (b)	24,000	981,840
Morgan Stanley
7.000% (b)	88,000	2,397,120
7.300% (b)	70,000	1,579,200
8.500% (b)	10,000	399,500
9.000% (b)	22,000	1,416,580

		11,536,065

Commercial Banks (0.4%)
Credit Suisse/New York
8.000%	30,000	2,157,600

Diversified Financial Services (0.3%)
Citigroup Funding, Inc.
7.500%	60,000	1,957,200

Total Financials		15,650,865

Materials (0.6%)
Chemicals (0.3%)
Huntsman Corp.
5.000%	35,000	1,715,000

Metals & Mining (0.3%)
Freeport-McMoRan Copper & Gold, Inc.
6.750%	13,200	1,692,900

Total Materials		3,407,900

Utilities (0.2%)
Multi-Utilities (0.2%)
PNM Resources, Inc.
6.750%	25,000	1,250,000

Total Utilities		1,250,000

Total Convertible Preferred Stocks (3.4%) (Cost $18,683,054)		20,308,765

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (22.0%)
World Bank
4.90%, 7/2/07 (o)(p)	$130,700,000	130,664,421

Short-Term Investments of Cash Collateral for Securities Loaned (12.7%)
Amsterdam Funding Corp.
5.35%, 7/2/07	1,999,108	1,999,108
Charta LLC
5.37%, 7/2/07	2,998,658	2,998,658
Dresdner U.S. Finance, Inc.
5.33%, 7/2/07	1,999,112	1,999,112
Intesa Funding LLC
5.33%, 7/2/07	1,999,112	1,999,112
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	64,367,850	64,367,850

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Total Capital S.A.
5.34%, 7/2/07	$1,999,110	$1,999,110

Total Short-Term Investments of Cash Collateral for Securities Loaned		75,362,950

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.76%, 7/2/07	3,663	3,663

Total Short-Term Investments (34.7%) (Cost/Amortized Cost $206,048,823)		206,031,034

Total Investments (118.3%) (Cost/Amortized Cost $696,744,129)		701,686,637
Other Assets Less Liabilities (-18.3%)		(108,503,111)

Net Assets (100%)		$593,183,526

^	All, or a portion of security out on loan (See Note 1).
(b)	Illiquid security.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2007. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2007.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR	— American Depositary Receipt
PIK	— Payment-in-Kind Security
TBA	— Security is subject to delayed delivery.

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$384,309,960
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$13,593,728

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,283,176
Aggregate gross unrealized depreciation	(10,340,668)

Net unrealized appreciation	$4,942,508

Federal income tax cost of investments	$696,744,129

At June 30, 2007, the Portfolio had loaned securities with a total value of $73,663,939. This was secured by collateral of $75,362,950 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.4%)
Auto Components (0.5%)
Gentex Corp.	64,100	$1,262,129

Automobiles (4.2%)
Monaco Coach Corp.^	165,300	2,372,055
Thor Industries, Inc.^	84,800	3,827,872
Winnebago Industries, Inc.	106,000	3,129,120

		9,329,047

Diversified Consumer Services (1.8%)
Regis Corp.	103,400	3,955,050

Hotels, Restaurants & Leisure (0.5%)
Bob Evans Farms, Inc.	28,700	1,057,595

Household Durables (5.4%)
Bassett Furniture Industries, Inc.	2,000	27,300
Ethan Allen Interiors, Inc.^	62,300	2,133,775
Hooker Furniture Corp.^	124,800	2,800,512
La-Z-Boy, Inc.^	174,100	1,995,186
M.D.C. Holdings, Inc.^	34,400	1,663,584
M/I Homes, Inc.^	123,900	3,295,740
Russ Berrie & Co., Inc.*^	3,500	65,205

		11,981,302

Leisure Equipment & Products (1.1%)
Brunswick Corp.	74,900	2,443,987

Multiline Retail (1.1%)
Tuesday Morning Corp.^	198,100	2,448,516

Specialty Retail (4.1%)
Christopher & Banks Corp.^	125,300	2,148,895
HOT Topic, Inc.*^	150,200	1,632,674
Men’s Wearhouse, Inc.	38,600	1,971,302
Pier 1 Imports, Inc.^	2,100	17,829
West Marine, Inc.*^	169,500	2,332,320
Zale Corp.*^	36,900	878,589

		8,981,609

Textiles, Apparel & Luxury Goods (2.7%)
Brown Shoe Co., Inc.	20,250	492,480
Timberland Co., Class A*	70,300	1,770,857
Warnaco Group, Inc.*^	97,500	3,835,650

		6,098,987

Total Consumer Discretionary		47,558,222

Consumer Staples (1.4%)
Food & Staples Retailing (1.4%)
Casey’s General Stores, Inc.^	118,400	3,227,584

Total Consumer Staples		3,227,584

Energy (5.9%)
Energy Equipment & Services (3.8%)
Atwood Oceanics, Inc.*	25,800	1,770,396
Bristow Group, Inc.*^	1,700	84,235
Global Industries Ltd.*	29,800	799,236
Oil States International, Inc.*^	62,800	2,596,152
Rowan Cos., Inc.	14,400	590,112
Tidewater, Inc.^	7,200	510,336
Unit Corp.*	30,900	1,943,919

		8,294,386

Oil, Gas & Consumable Fuels (2.1%)
Helix Energy Solutions Group, Inc.*	32,800	1,309,048
Overseas Shipholding Group	35,900	2,922,260
Teekay Corp.^	8,100	469,071

		4,700,379

Total Energy		12,994,765

Financials (12.3%)
Commercial Banks (1.5%)
Chemical Financial Corp.^	54,100	1,399,567
First Indiana Corp.^	50,400	1,114,848
Peoples Bancorp, Inc./Ohio^	28,300	766,081

		3,280,496

Insurance (9.0%)
American National Insurance Co.	5,200	793,520
Arthur J. Gallagher & Co.^	71,000	1,979,480
Aspen Insurance Holdings Ltd.	135,500	3,803,485
Erie Indemnity Co., Class A	13,900	751,156
IPC Holdings Ltd.^	108,000	3,487,320
Montpelier Reinsurance Holdings Ltd.	165,000	3,059,100
Protective Life Corp.	46,300	2,213,603
RLI Corp.^	36,500	2,042,175
StanCorp Financial Group, Inc.	35,100	1,842,048

		19,971,887

Real Estate Investment Trusts (REITs) (0.8%)
Arbor Realty Trust, Inc. (REIT)^	64,700	1,669,907

Thrifts & Mortgage Finance (1.0%)
Trustco Bank Corp./New York^	234,200	2,313,896

Total Financials		27,236,186

Health Care (2.2%)
Health Care Equipment & Supplies (2.2%)
STERIS Corp.	82,200	2,515,320
West Pharmaceutical Services, Inc.^	48,300	2,277,345

Total Health Care		4,792,665

Industrials (29.8%)
Airlines (1.0%)
SkyWest, Inc.	89,800	2,139,934

Building Products (6.6%)
American Woodmark Corp.^	66,800	2,311,280
Apogee Enterprises, Inc.^	140,600	3,911,492
Gibraltar Industries, Inc.^	169,100	3,745,565
Simpson Manufacturing Co., Inc.^	38,300	1,292,242
Universal Forest Products, Inc.^	76,600	3,237,116

		14,497,695

Commercial Services & Supplies (3.5%)
ABM Industries, Inc.	38,200	985,942
Brady Corp., Class A^	93,100	3,457,734
Mine Safety Appliances Co.^	77,500	3,391,400

		7,835,076

Electrical Equipment (2.9%)
A.O. Smith Corp.^	34,800	1,388,172
Baldor Electric Co.^	14,600	719,488
Franklin Electric Co., Inc.^	22,397	1,056,691
Genlyte Group, Inc.*	26,600	2,089,164
Powell Industries, Inc.*	39,000	1,238,640

		6,492,155

Industrial Conglomerates (1.4%)
Carlisle Cos., Inc.	47,500	2,209,225
Teleflex, Inc.	12,000	981,360

		3,190,585

Machinery (11.3%)
Astec Industries, Inc.*^	800	33,776
Briggs & Stratton Corp.^	74,700	2,357,532
CIRCOR International, Inc.	54,910	2,220,011
Graco, Inc.	76,100	3,065,308
Kennametal, Inc.	40,300	3,305,809
Mueller Industries, Inc.	110,900	3,819,396

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Nordson Corp.	34,200	$1,715,472
Timken Co.	12,200	440,542
Trinity Industries, Inc.^	46,800	2,037,672
Wabash National Corp.^	241,400	3,531,682
Watts Water Technologies, Inc., Class A^	69,000	2,585,430

		25,112,630

Road & Rail (2.7%)
Dollar Thrifty Automotive Group, Inc.*^	38,100	1,556,004
Genesee & Wyoming, Inc., Class A*^	95,400	2,846,736
Kansas City Southern, Inc.*	41,100	1,542,894

		5,945,634

Trading Companies & Distributors (0.4%)
Applied Industrial Technologies, Inc.^	31,400	926,300

Total Industrials		66,140,009

Information Technology (6.1%)
Communications Equipment (1.6%)
Avocent Corp.*	123,700	3,588,537

Computers & Peripherals (0.7%)
Diebold, Inc.	27,700	1,445,940

Electronic Equipment & Instruments (1.6%)
Benchmark Electronics, Inc.*	115,300	2,608,086
Mettler-Toledo International, Inc.*	9,800	935,998

		3,544,084

Semiconductors & Semiconductor Equipment (2.2%)
Cohu, Inc.^	124,800	2,776,800
OmniVision Technologies, Inc.*^	117,500	2,127,925

		4,904,725

Total Information Technology		13,483,286

Materials (10.9%)
Chemicals (4.8%)
Airgas, Inc.	43,200	2,069,280
Cabot Corp.	56,500	2,693,920
RPM International, Inc.	132,700	3,066,697
Westlake Chemical Corp.^	96,300	2,707,956

		10,537,853

Containers & Packaging (1.8%)
AptarGroup, Inc.	67,300	2,393,188
Bemis Co., Inc.	49,800	1,652,364

		4,045,552

Metals & Mining (1.7%)
Gerdau Ameristeel Corp.^	77,200	1,129,436
Reliance Steel & Aluminum Co.^	22,400	1,260,224
Steel Dynamics, Inc.	33,800	1,416,558

		3,806,218

Paper & Forest Products (2.6%)
Bowater, Inc.^	83,500	2,083,325
Glatfelter^	166,000	2,255,940
Mercer International, Inc.*^	138,800	1,415,760

		5,755,025

Total Materials		24,144,648

Utilities (1.1%)
Electric Utilities (0.1%)
Sierra Pacific Resources*	6,400	112,384

Gas Utilities (1.0%)
Atmos Energy Corp.	49,000	1,472,940
Energen Corp.	14,700	807,618

		2,280,558

Total Utilities		2,392,942

Total Common Stocks (91.1%) (Cost $196,460,001)		201,970,307

	Principal Amount
SHORT-TERM INVESTMENT:
Government Securities (16.4%)
World Bank
4.75%, 7/2/07 (o)(p)	$36,305,058	36,300,115

Short-Term Investment of Cash Collateral for Securities Loaned (25.2%)
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	55,927,790	55,927,790

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.76%, 7/2/07	5,752	5,752

Total Short-Term Investments (41.6%) (Cost/Amortized Cost $92,238,600)		92,233,657

Total Investments (132.7%) (Cost/Amortized Cost $288,698,601)		294,203,964
Other Assets Less Liabilities (-32.7%)		(72,574,290)

Net Assets (100%)		$221,629,674

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(o)	Discount Note Security. Effective rate calculated as of June 30, 2007.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$178,079,172
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,766,944
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$9,458,098
Aggregate gross unrealized depreciation	(3,952,735)

Net unrealized appreciation	$5,505,363

Federal income tax cost of investments	$288,698,601

At June 30, 2007, the Portfolio had loaned securities with a total value of $54,574,584. This was secured by collateral of $55,927,790 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (23.9%)
Auto Components (0.1%)
Dana Corp.*	40,000	$80,800

Diversified Consumer Services (3.1%)
Laureate Education, Inc.*	50,000	3,083,000
Vertrue, Inc.*^	40,000	1,951,200

		5,034,200

Hotels, Restaurants & Leisure (6.0%)
Boyd Gaming Corp.	12,000	590,280
Churchill Downs, Inc.^	10,000	523,800
Dover Motorsports, Inc.^	20,000	121,200
Friendly Ice Cream Corp.*^	1,000	15,160
Harrah’s Entertainment, Inc.	45,000	3,836,700
Ladbrokes plc	50,000	434,754
Penn National Gaming, Inc.*	1,000	60,090
Smith & Wollensky Restaurant Group, Inc.*	2,000	21,720
Station Casinos, Inc.	50,000	4,340,000

		9,943,704

Household Durables (1.1%)
Fedders Corp.*	16,000	3,680
Fortune Brands, Inc.	2,000	164,740
Harman International Industries, Inc.	12,500	1,460,000
Lenox Group, Inc.*^	12,000	84,360
Nobility Homes, Inc.	500	10,515
Skyline Corp.^	5,000	150,050

		1,873,345

Internet & Catalog Retail (0.1%)
1-800 Contacts, Inc.*	1,000	23,460
Liberty Media Corp., Interactive, Class A*^	5,000	111,650

		135,110

Leisure Equipment & Products (0.1%)
Fairchild Corp., Class A*^	12,000	26,640
Oakley, Inc.^	2,000	56,800

		83,440

Media (10.2%)
Acme Communications, Inc.^	4,000	20,040
Beasley Broadcasting Group, Inc., Class A	1,900	16,910
Cablevision Systems Corp. - New York Group, Class A*	120,000	4,342,800
Catalina Marketing Corp.	3,000	94,500
CBS Corp., Class A^	14,000	466,620
Clear Channel Communications, Inc.	125,000	4,727,500
Crown Media Holdings, Inc., Class A*^	13,000	93,600
Discovery Holding Co., Class A*^	3,000	68,970
Dow Jones & Co., Inc.	33,000	1,895,850
Emmis Communications Corp., Class A^	20,000	184,200
Fisher Communications, Inc.*^	6,000	304,740
Interep National Radio Sales, Inc., Class A*	3,000	870
Liberty Global, Inc., Class A*^	1,080	44,323
Liberty Media Corp., Capital Series, Class A*	10,000	1,176,800
Lin TV Corp., Class A*^	50,000	940,500
McClatchy Co., Class A^	22,000	556,820
Media General, Inc., Class A^	12,000	399,240
PagesJaunes Groupe S.A.	20,000	421,464
Primedia, Inc.*^	20,000	57,000
Reuters Group plc (ADR)	200	14,930
Salem Communications Holding Corp., Class A^	20,000	221,800
Shaw Communications, Inc., Class B	1,500	63,060
Tribune Co.	12,687	372,998
Triple Crown Media, Inc.*	1,500	13,980
Vivendi S.A.	2,000	86,377
Warner Music Group Corp.^	15,000	216,750
Young Broadcasting, Inc., Class A*^	11,500	42,435

		16,845,077

Multiline Retail (2.7%)
Dollar General Corp.^	200,000	4,384,000
Saks, Inc.	200	4,270

		4,388,270

Specialty Retail (0.5%)
CSK Auto Corp.*^	11,000	202,400
Midas, Inc.*^	10,000	226,700
Pier 1 Imports, Inc.^	10,000	84,900
Sally Beauty Holdings, Inc.*^	40,000	360,000

		874,000

Textiles, Apparel & Luxury Goods (0.0%)
Stride Rite Corp.	1,000	20,260

Total Consumer Discretionary		39,278,206

Consumer Staples (5.3%)
Beverages (0.1%)
Pernod-Ricard S.A.	602	133,583

Food & Staples Retailing (2.6%)
BJ’s Wholesale Club, Inc.*	500	18,015
CVS Caremark Corp.	60,000	2,187,000
Pathmark Stores, Inc.*	20,000	259,200
SUPERVALU, Inc.	8,000	370,560
Topps Co., Inc.^	50,000	525,500
Wild Oats Markets, Inc.*	50,000	838,000

		4,198,275

Food Products (2.3%)
Cadbury Schweppes plc (ADR)	20,000	1,086,000
Flowers Foods, Inc.^	750	25,020
Groupe Danone (ADR)	12,000	195,120
H.J. Heinz Co.	8,000	379,760
Sara Lee Corp.	75,000	1,305,000
Tootsie Roll Industries, Inc.^	28,840	799,156

		3,790,056

Personal Products (0.3%)
Alberto-Culver Co.	20,000	474,400
Herbalife Ltd.	1,500	59,475

		533,875

Total Consumer Staples		8,655,789

Energy (0.7%)
Energy Equipment & Services (0.1%)
RPC, Inc.^	7,500	127,800

Oil, Gas & Consumable Fuels (0.6%)
Anadarko Petroleum Corp.	6,500	337,935
Energy Partners Ltd.*	10,000	166,900
James River Coal Co. *^	20,000	259,200
Pioneer Natural Resources Co.	1,500	73,065
Stone Energy Corp.*	5,000	171,300

		1,008,400

Total Energy		1,136,200

Financials (10.7%)
Capital Markets (4.1%)
A.G. Edwards, Inc.	22,000	1,860,100
Ameriprise Financial, Inc.	1,000	63,570

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
BKF Capital Group, Inc.*	12,000	$27,720
Deutsche Bank AG (Registered)^	1,000	144,740
Nuveen Investments, Inc., Class A^	50,000	3,107,500
SWS Group, Inc.^	72,000	1,556,640

		6,760,270

Commercial Banks (3.3%)
ABN AMRO Holding N.V.	3,000	138,255
ABN AMRO Holding N.V. (ADR)	1,000	45,920
Compass Bancshares, Inc.	25,000	1,724,500
First Republic Bank/California	50,000	2,683,000
PNC Financial Services Group, Inc.	11,000	787,380

		5,379,055

Consumer Finance (1.3%)
American Express Co.	4,000	244,720
SLM Corp.	33,000	1,900,140

		2,144,860

Diversified Financial Services (0.0%)
International Securities Exchange Holdings, Inc.	1,000	65,350

Insurance (1.2%)
Bristol West Holdings, Inc.^	2,100	46,977
CNA Surety Corp.*^	5,000	94,550
Great American Financial Resources, Inc.^	200	4,838
Marsh & McLennan Cos., Inc.	55,000	1,698,400
Ohio Casualty Corp.	1,000	43,310

		1,888,075

Real Estate Investment Trusts (REITs) (0.5%)
Archstone-Smith Trust (REIT)	1,000	59,110
Crescent Real Estate Equities Co. (REIT)	1,000	22,440
Highland Hospitality Corp. (REIT)	1,000	19,200
Innkeepers USA Trust (REIT)	5,000	88,650
Winston Hotels, Inc. (REIT)^	40,000	600,000

		789,400

Thrifts & Mortgage Finance (0.3%)
Flushing Financial Corp.^	10,000	160,600
New York Community Bancorp, Inc.	2,000	34,040
NewAlliance Bancshares, Inc.^	23,000	338,560
Sovereign Bancorp, Inc.	1	21

		533,221

Total Financials		17,560,231

Health Care (7.8%)
Biotechnology (0.8%)
Tanox, Inc.*^	65,000	1,261,650

Health Care Equipment & Supplies (4.7%)
Advanced Medical Optics, Inc.*^	14,000	488,320
AngioDynamics, Inc.*^	5,000	90,050
ArthroCare Corp.*^	6,000	263,460
Bausch & Lomb, Inc.	6,000	416,640
Biomet, Inc.	120,000	5,486,400
Cholestech Corp.*	200	4,398
CONMED Corp.*	10,000	292,800
Cytyc Corp.*	1,000	43,110
DJO, Inc.*^	200	8,254
Exactech, Inc.*	3,500	56,280
ICU Medical, Inc.*^	500	21,470
Kensey Nash Corp.*^	3,000	80,430
Lifecore Biomedical, Inc.*	10,000	158,700
Orthofix International N.V.*^	1,500	67,455
Osteotech, Inc.*^	1,500	10,800
Regeneration Technologies, Inc.*^	18,000	202,500
Thoratec Corp.*^	1,000	18,390
Tutogen Medical, Inc.*^	5,000	49,950
Young Innovations, Inc.^	300	8,754

		7,768,161

Health Care Providers & Services (1.7%)
Chemed Corp.^	2,000	132,580
Genesis HealthCare Corp.*^	12,000	821,040
Sierra Health Services, Inc.*	15,000	623,700
Triad Hospitals, Inc.*	22,000	1,182,720

		2,760,040

Health Care Technology (0.4%)
AMICAS, Inc.*^	40,000	141,600
IMS Health, Inc.	15,000	481,950

		623,550

Life Sciences Tools & Services (0.0%)
Bio-Rad Laboratories, Inc., Class A*^	200	15,114
Ventana Medical Systems, Inc.*^	100	7,727

		22,841

Pharmaceuticals (0.2%)
Allergan, Inc.	2,808	161,853
Bristol-Myers Squibb Co.	2,000	63,120
Collagenex Pharmaceuticals, Inc.*^	500	6,200
Taro Pharmaceuticals Industries Ltd.*	1,000	7,050
UCB S.A.	3,057	184,036

		422,259

Total Health Care		12,858,501

Industrials (8.3%)
Aerospace & Defense (2.6%)
Armor Holdings, Inc.*^	32,000	2,779,840
Herley Industries, Inc.*^	48,000	785,760
Honeywell International, Inc.	12,000	675,360

		4,240,960

Air Freight & Logistics (0.0%)
EGL, Inc.*	1,000	46,480

Building Products (0.6%)
Griffon Corp.*^	44,000	958,320

Commercial Services & Supplies (0.5%)
Nashua Corp.*	28,900	311,831
PHH Corp.*	3,000	93,630
R.R. Donnelley & Sons Co.	2,000	87,020
Republic Services, Inc.	10,000	306,400

		798,881

Construction & Engineering (0.1%)
Washington Group International, Inc.*^	1,000	80,010

Electrical Equipment (0.7%)
Belden, Inc.^	1,000	55,350
Cooper Industries Ltd., Class A	4,000	228,360
SL Industries, Inc.*	12,000	209,760
Thomas & Betts Corp.*	10,000	580,000

		1,073,470

Industrial Conglomerates (0.5%)
Sequa Corp., Class A*^	8,000	896,000

Machinery (1.7%)
Ampco-Pittsburgh Corp.^	1,000	40,090

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Baldwin Technology Co., Class A*^	10,000	$60,300
CIRCOR International, Inc.^	1,000	40,430
Flowserve Corp.	2,000	143,200
ITT Corp.	2,400	163,872
Navistar International Corp.*	20,000	1,320,000
Tennant Co.^	25,000	912,500
Watts Water Technologies, Inc., Class A^	5,000	187,350

		2,867,742

Marine (0.0%)
Cronos Group	1,000	15,720

Road & Rail (1.4%)
Florida East Coast Industries, Inc.^	1,000	82,980
Laidlaw International, Inc.	65,000	2,245,750
U.S. Xpress Enterprises, Inc., Class A*	1,000	18,580

		2,347,310

Trading Companies & Distributors (0.2%)
Kaman Corp.^	13,000	405,470

Total Industrials		13,730,363

Information Technology (9.2%)
Communications Equipment (1.2%)
Andrew Corp.*^	28,000	404,320
Avaya, Inc.*	72,000	1,212,480
Stratos International, Inc.*^	50,000	398,500

		2,015,300

Electronic Equipment & Instruments (0.7%)
Aeroflex, Inc.*^	2,000	28,340
CDW Corp.*	5,000	424,850
Excel Technology, Inc.*^	24,000	670,560
Park Electrochemical Corp.	2,000	56,360

		1,180,110

Internet Software & Services (0.7%)
aQuantive, Inc.*^	17,000	1,084,600
Jupitermedia Corp.*	3,000	21,840

		1,106,440

IT Services (6.5%)
Affiliated Computer Services, Inc., Class A*	500	28,360
Alliance Data Systems Corp.*	22,000	1,700,160
BISYS Group, Inc.*	2,000	23,660
Ceridian Corp.*	4,000	140,000
Computer Sciences Corp.*	1,500	88,725
Covansys Corp.*^	100,000	3,393,000
First Data Corp.	150,000	4,900,500
TNS, Inc.	22,000	317,020

		10,591,425

Semiconductors & Semiconductor Equipment (0.0%)
MoSys, Inc.*^	3,000	26,250

Software (0.1%)
Agile Software Corp.*^	1,000	8,060
Borland Software Corp.*^	10,000	59,400
FalconStor Software, Inc.*^	5,500	58,025
GSE Systems, Inc.*^	424	2,799

		128,284

Total Information Technology		15,047,809

Materials (5.8%)
Chemicals (2.9%)
Ashland, Inc.	5,000	319,750
Chemtura Corp.	23,000	255,530
Ferro Corp.^	30,000	747,900
Hercules, Inc.*	13,500	265,275
Huntsman Corp.	15,000	364,650
Pioneer Cos., Inc.*	68,500	2,354,345
Sensient Technologies Corp.^	20,000	507,800

		4,815,250

Construction Materials (1.7%)
Florida Rock Industries, Inc.	25,000	1,687,500
Rinker Group Ltd. (ADR)^	14,000	1,114,400

		2,801,900

Containers & Packaging (0.5%)
Greif, Inc., Class A	3,000	178,830
Myers Industries, Inc.^	30,000	663,300

		842,130

Metals & Mining (0.7%)
Barrick Gold Corp.	7,000	203,490
Gold Fields Ltd. (ADR)	4,000	62,800
IPSCO, Inc.	5,000	794,400
WHX Corp.*	4,000	34,000

		1,094,690

Total Materials		9,553,970

Telecommunication Services (5.8%)
Diversified Telecommunication Services (0.9%)
Asia Satellite Telecommunications Holdings Ltd. (ADR)^	10,000	207,217
Cincinnati Bell, Inc.*	45,000	260,100
Citizens Communications Co.	3,000	45,810
CT Communications, Inc.	1,000	30,510
Eschelon Telecom, Inc.*	1,000	29,600
Portugal Telecom SGPS S.A. (Registered)	60,000	830,747
Qwest Communications International, Inc.*	6,000	58,200

		1,462,184

Wireless Telecommunication Services (4.9%)
ALLTEL Corp.	78,000	5,268,900
Centennial Communications Corp.*	6,000	56,940
Millicom International Cellular S.A.*^	2,000	183,280
Price Communications Corp.	30,000	666,900
Rogers Communications, Inc., Class B	2,000	84,980
Sprint Nextel Corp.	60,000	1,242,600
U.S. Cellular Corp.*	7,000	634,200

		8,137,800

Total Telecommunication Services		9,599,984

Utilities (8.6%)
Electric Utilities (0.7%)
American Electric Power Co., Inc.	2,000	90,080
DPL, Inc.^	20,000	566,800
Endesa S.A.	10,000	544,222

		1,201,102

Gas Utilities (0.7%)
Cascade Natural Gas Corp.	25,000	660,250
Laclede Group, Inc.^	300	9,564
SEMCO Energy, Inc.*^	50,000	388,500
Southwest Gas Corp.	500	16,905

		1,075,219

Independent Power Producers & Energy Traders (3.1%)
NRG Energy, Inc.*^	10,000	415,700
TXU Corp.	70,000	4,711,000

		5,126,700

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (4.1%)
Aquila, Inc.*	550,000	$2,249,500
Energy East Corp.	2,000	52,180
Integrys Energy Group, Inc.	6,000	304,380
KeySpan Corp.	60,000	2,518,800
NorthWestern Corp.^	45,000	1,431,450
NSTAR	6,000	194,700
Suez S.A. (VVPR)*	4,000	54

		6,751,064

Total Utilities		14,154,085

Total Common Stocks (86.1%) (Cost $134,081,820)		141,575,138

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (3.0%)
U.S. Treasury Bills
4.52%, 8/2/07^(p)	$5,000,000	4,979,357

Short-Term Investment of Cash Collateral for Securities Loaned (20.6%)
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	33,900,583	33,900,583

Time Deposit (9.0%)
JPMorgan Chase Nassau
4.76%, 7/2/07	14,796,210	14,796,210

Total Short-Term Investments (32.6%) (Cost/Amortized Cost $53,675,682)		53,676,150

Total Investments (118.7%) (Cost/Amortized Cost $187,757,502)		195,251,288
Other Assets Less Liabilities (-18.7%)		(30,749,819)

Net Assets (100%)		$164,501,469

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR	— American Depositary Receipt
VVPR	— Verlaagde Vooheffing Precompte Reduit (Belgium dividend coupon)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$180,344,791
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$148,133,633
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$10,148,427
Aggregate gross unrealized depreciation	(2,679,207)

Net unrealized appreciation	$7,469,220

Federal income tax cost of investments	$187,782,068

At June 30, 2007, the Portfolio had loaned securities with a total value of $33,303,801. This was secured by collateral of $33,900,583 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2007, the Portfolio incurred approximately $119,844 as brokerage commissions with Gabelli & Co., Inc., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.4%)
Auto Components (2.8%)
Beru AG	2,000	$207,186
BorgWarner, Inc.^	97,000	8,345,880
Dana Corp.*	750,000	1,515,000
Federal-Mogul Corp.*	60,000	65,400
Modine Manufacturing Co.^	240,000	5,424,000
Proliance International, Inc.*^	155,000	480,500
Spartan Motors, Inc.^	300,000	5,106,000
Standard Motor Products, Inc.^	245,000	3,682,350
Strattec Security Corp.*	19,000	893,000
Superior Industries International, Inc.^	33,000	718,080
Tenneco, Inc.*^	2,000	70,080

		26,507,476

Automobiles (0.2%)
Fleetwood Enterprises, Inc.*^	130,000	1,176,500
Monaco Coach Corp.^	30,000	430,500
Thor Industries, Inc.^	4,000	180,560

		1,787,560

Diversified Consumer Services (0.1%)
Matthews International Corp., Class A^	10,000	436,100

Hotels, Restaurants & Leisure (3.3%)
Canterbury Park Holding Corp.	90,900	1,178,973
Churchill Downs, Inc.^	152,000	7,961,760
Dover Downs Gaming & Entertainment, Inc.^	80,000	1,200,800
Dover Motorsports, Inc.^	270,000	1,636,200
Gaylord Entertainment Co.*^	220,000	11,800,800
International Speedway Corp., Class A	4,000	210,840
Magna Entertainment Corp., Class A*^	200,000	584,000
Marcus Corp.	4,000	95,040
Pinnacle Entertainment, Inc.*	115,000	3,237,250
Six Flags, Inc.*^	90,000	548,100
Steak n Shake Co.*^	100,000	1,669,000
Triarc Cos., Inc., Class A	40,000	634,800
Triarc Cos., Inc., Class B^	70,000	1,099,000

		31,856,563

Household Durables (1.5%)
Cavalier Homes, Inc.*	510,000	2,493,900
Cavco Industries, Inc.*^	94,000	3,526,880
Champion Enterprises, Inc.*^	435,000	4,276,050
Fedders Corp.*	436,800	100,464
Lenox Group, Inc.*^	105,000	738,150
National Presto Industries, Inc.^	1,000	62,340
Nobility Homes, Inc.	18,000	378,540
Palm Harbor Homes, Inc.*^	27,000	382,050
Skyline Corp.^	82,000	2,460,820

		14,419,194

Internet & Catalog Retail (0.0%)
Liberty Media Corp., Interactive, Class A*^	12,500	279,125

Leisure Equipment & Products (0.2%)
Aruze Corp.	30,000	933,198
Fairchild Corp., Class A*^	550,000	1,221,000

		2,154,198

Media (8.3%)
Acme Communications, Inc.	55,000	275,550
Beasley Broadcasting Group, Inc., Class A^	220,000	1,958,000
Belo Corp., Class A	115,000	2,367,850
Cablevision Systems Corp. - New York Group, Class A*	350,000	12,666,500
Citadel Broadcasting Corp.^	35,000	225,750
Crown Media Holdings, Inc., Class A*^	90,000	648,000
Cumulus Media, Inc., Class A*^	2,011	18,803
Discovery Holding Co., Class A*^	25,000	574,750
E.W. Scripps Co., Class A	45,000	2,056,050
Emmis Communications Corp., Class A^	50,000	460,500
Fisher Communications, Inc.*^	135,000	6,856,650
Gemstar-TV Guide International, Inc.*	600,059	2,952,290
Getty Images, Inc.*	65,000	3,107,650
Gray Television, Inc.^	382,000	3,541,140
Gray Television, Inc., Class A	37,700	352,495
Idearc, Inc.	2,000	70,660
Imax Corp.*^	18,000	75,960
Interactive Data Corp.^	135,000	3,615,300
Interep National Radio Sales, Inc., Class A*	65,000	18,850
Journal Communications, Inc., Class A^	240,000	3,122,400
Journal Register Co.^	100,000	448,000
Lakes Entertainment, Inc.*^	105,000	1,240,050
Lee Enterprises, Inc.^	60,000	1,251,600
Liberty Global, Inc., Class A*^	15,000	615,600
Liberty Media Corp., Capital Series, Class A*	2,500	294,200
Lin TV Corp., Class A*^	300,000	5,643,000
McClatchy Co., Class A^	156,000	3,948,360
MDC Partners, Inc., Class A*^	5,000	43,750
Media General, Inc., Class A^	155,000	5,156,850
Meredith Corp.	50,000	3,080,000
Nexstar Broadcasting Group, Inc., Class A*	45,000	591,300
Primedia, Inc.*^	410,000	1,168,500
ProQuest Co.*^	250,000	2,385,000
Salem Communications Holding Corp., Class A^	300,000	3,327,000
Sinclair Broadcast Group, Inc., Class A^	200,000	2,844,000
Triple Crown Media, Inc.*	95,000	885,400
Young Broadcasting, Inc., Class A*^	400,000	1,476,000

		79,363,758

Specialty Retail (2.1%)
Big 5 Sporting Goods Corp.^	25,000	637,500
Bowlin Travel Centers, Inc.*	70,000	119,000
CSK Auto Corp.*^	60,000	1,104,000
Earl Scheib, Inc.*‡	280,000	1,036,000
Midas, Inc.*^	304,000	6,891,680
Pep Boys - Manny, Moe & Jack^	235,000	4,737,600
Sally Beauty Holdings, Inc.*^	125,000	1,125,000
Tractor Supply Co.*^	75,000	3,903,750
United Auto Group, Inc.*^	40,000	851,600

		20,406,130

Textiles, Apparel & Luxury Goods (0.9%)
Escada AG*	40,000	1,756,777
Hanesbrands, Inc.*	60,600	1,638,018
Hartmarx Corp.*	342,400	2,728,928
Levcor International, Inc.*	110,000	33,000
Movado Group, Inc.^	50,000	1,687,000
Wolverine World Wide, Inc.	20,000	554,200

		8,397,923

Total Consumer Discretionary		185,608,027

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (6.3%)
Beverages (0.6%)
Boston Beer Co., Inc., Class A*^	59,000	$2,321,650
PepsiAmericas, Inc.	150,000	3,684,000

		6,005,650

Food & Staples Retailing (1.1%)
Ingles Markets, Inc., Class A	133,000	4,581,850
Topps Co., Inc.^	400,000	4,204,000
Village Super Market, Inc., Class A^	3,000	143,430
Weis Markets, Inc.^	27,000	1,093,770

		10,023,050

Food Products (2.5%)
Corn Products International, Inc.	85,000	3,863,250
Del Monte Foods Co.	200,000	2,432,000
Flowers Foods, Inc.^	115,000	3,836,400
Griffin Land & Nurseries, Inc.*	131,000	4,729,100
Hain Celestial Group, Inc.*^	30,000	814,200
J & J Snack Foods Corp.^	4,000	150,960
John B. Sanfilippo & Son, Inc.*	1,000	11,000
Nissin Food Products Co., Ltd.	55,035	1,846,047
Ralcorp Holdings, Inc.*^	53,000	2,832,850
Tootsie Roll Industries, Inc.^	120,280	3,332,959

		23,848,766

Household Products (1.5%)
Church & Dwight Co., Inc.^	75,000	3,634,500
Energizer Holdings, Inc.*	25,000	2,490,000
Katy Industries, Inc.*	262,000	340,600
Oil-Dri Corp. of America‡	400,625	7,030,969
Spectrum Brands, Inc.*^	70,000	473,900
WD-40 Co.^	23,000	756,010

		14,725,979

Personal Products (0.6%)
Elizabeth Arden, Inc.*	10,000	242,600
Revlon, Inc., Class A*^	220,000	301,400
Schiff Nutrition International, Inc.*‡	700,000	4,585,000
United-Guardian, Inc.	52,500	620,025

		5,749,025

Total Consumer Staples		60,352,470

Energy (0.7%)
Energy Equipment & Services (0.7%)
Oceaneering International, Inc.*	50,000	2,632,000
RPC, Inc.^	200,000	3,408,000
Union Drilling, Inc.*^	60,000	985,200
W-H Energy Services, Inc.*^	5,000	309,550

Total Energy		7,334,750

Financials (5.1%)
Capital Markets (3.0%)
BKF Capital Group, Inc.*	35,000	80,850
Epoch Holding Corp.*^	415,000	5,556,850
Janus Capital Group, Inc.	200,000	5,568,000
SWS Group, Inc.^	360,000	7,783,200
Waddell & Reed Financial, Inc.^	359,800	9,358,398

		28,347,298

Commercial Banks (0.3%)
Sterling Bancorp/New York^	160,000	2,564,800

Insurance (1.6%)
Alleghany Corp.*	3,570	1,451,205
Argonaut Group, Inc.^	120,000	3,745,200
CNA Surety Corp.*^	200,000	3,782,000
Midland Co.^	145,000	6,806,300

		15,784,705

Real Estate Management & Development (0.0%)
Gyrodyne Co. of America, Inc.	2,000	114,900

Thrifts & Mortgage Finance (0.2%)
Flushing Financial Corp.^	30,000	481,800
Franklin Bank Corp./Texas*^	35,000	521,500
NewAlliance Bancshares, Inc.^	50,000	736,000

		1,739,300

Total Financials.		48,551,003

Health Care (6.3%)
Health Care Equipment & Supplies (3.5%)
Advanced Medical Optics, Inc.*^	150,000	5,232,000
Align Technology, Inc.*^	105,000	2,536,800
AngioDynamics, Inc.*^	150,000	2,701,500
Biolase Technology, Inc.*	5,000	30,350
Biomet, Inc.	8,000	365,760
CONMED Corp.*^	135,000	3,952,800
Dade Behring Holdings, Inc.	2,000	106,240
Dentsply International, Inc.	5,000	191,300
Edwards Lifesciences Corp.*^	72,000	3,552,480
Exactech, Inc.*	158,500	2,548,680
ICU Medical, Inc.*^	20,000	858,800
Inverness Medical Innovations, Inc.*^	10,000	510,200
Kensey Nash Corp.*^	102,000	2,734,620
Lifecore Biomedical, Inc.*	76,000	1,206,120
Mentor Corp.^	45,000	1,830,600
National Dentex Corp.*	10,000	187,700
Orthofix International N.V.*^	10,000	449,700
Possis Medical, Inc.*^	91,000	990,080
Quidel Corp.*^	50,000	878,000
Regeneration Technologies, Inc.*^	100,000	1,125,000
Sirona Dental Systems, Inc.*^	5,000	189,150
Thoratec Corp.*^	6,000	110,340
Vascular Solutions, Inc.*^	60,000	562,200
Young Innovations, Inc.^	10,000	291,800

		33,142,220

Health Care Providers & Services (1.4%)
American Dental Partners, Inc.*	8,000	207,760
Animal Health International, Inc.*	16,400	237,636
Chemed Corp.^	95,000	6,297,550
Henry Schein, Inc.*^	2,000	106,860
MWI Veterinary Supply, Inc.*^	10,000	398,900
Odyssey HealthCare, Inc.*	85,000	1,008,100
Owens & Minor, Inc.^	100,000	3,494,000
Patterson Cos., Inc.*	4,000	149,080
PSS World Medical, Inc.*^	70,000	1,275,400

		13,175,286

Health Care Technology (0.4%)
AMICAS, Inc.*^	220,000	778,800
IMS Health, Inc.	100,000	3,213,000

		3,991,800

Life Sciences Tools & Services (0.1%)
Invitrogen Corp.*	15,000	1,106,250

Pharmaceuticals (0.9%)
Allergan, Inc.	26,012	1,499,332
Alpharma, Inc., Class A^	240,000	6,242,400
Heska Corp.*	10,000	23,300
Pain Therapeutics, Inc.*^	155,400	1,353,534
TL Administration Corp.*†	85,000	340

		9,118,906

Total Health Care		60,534,462

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (30.3%)
Aerospace & Defense (3.5%)
AAR Corp.*^	70,000	$2,310,700
Curtiss-Wright Corp.^	54,000	2,516,940
EDO Corp.^	35,000	1,150,450
Empresa Brasileira de Aeronautica S.A. (ADR)^	4,000	192,840
GenCorp, Inc.*^	220,000	2,875,400
Heico Corp.^	14,000	589,120
Herley Industries, Inc.*^	197,000	3,224,890
Moog, Inc., Class A*^	37,000	1,632,070
Precision Castparts Corp.	156,600	19,004,976

		33,497,386

Air Freight & Logistics (0.7%)
Park-Ohio Holdings Corp.*^	255,000	6,961,500

Building Products (0.2%)
Griffon Corp.*^	70,000	1,524,600

Commercial Services & Supplies (2.9%)
ACCO Brands Corp.*^	90,000	2,074,500
Allied Waste Industries, Inc.*	360,000	4,845,600
Copart, Inc.*	70,000	2,141,300
Covanta Holding Corp.*^	150,000	3,697,500
Layne Christensen Co.*^	40,000	1,638,000
Nashua Corp.*	103,500	1,116,765
Republic Services, Inc.	150,000	4,596,000
Rollins, Inc.^	329,000	7,491,330

		27,600,995

Construction & Engineering (0.4%)
Furmanite Corp.*	385,000	2,979,900
Insituform Technologies, Inc., Class A*^	33,000	719,730

		3,699,630

Electrical Equipment (5.0%)
A.O. Smith Corp.^	7,000	279,230
A.O. Smith Corp., Class A	8,000	316,400
Acuity Brands, Inc.^	2,000	120,560
Ametek, Inc.	220,000	8,729,600
Baldor Electric Co.^	75,000	3,696,000
Belden, Inc.^	54,000	2,988,900
C&D Technologies, Inc.*	12,000	67,200
Franklin Electric Co., Inc.^	90,000	4,246,200
GrafTech International Ltd.*^	242,000	4,075,280
Lamson & Sessions Co.*^	100,000	2,657,000
MagneTek, Inc.*^	160,000	824,000
Roper Industries, Inc.^	44,000	2,512,400
SL Industries, Inc.*	73,000	1,276,040
Tech/Ops Sevcon, Inc.^	85,000	807,500
Thomas & Betts Corp.*	240,000	13,920,000
Woodward Governor Co.^	22,000	1,180,740

		47,697,050

Industrial Conglomerates (2.5%)
Sequa Corp., Class A*^	101,000	11,312,000
Sequa Corp., Class B*	49,000	5,506,130
Standex International Corp.^	60,400	1,717,776
Tredegar Corp.^	275,000	5,857,500

		24,393,406

Machinery (12.2%)
Ampco-Pittsburgh Corp.^	217,000	8,699,530
Badger Meter, Inc.^	100,000	2,826,000
Baldwin Technology Co., Class A*^	307,000	1,851,210
Basin Water, Inc.*^	24,000	208,800
CIRCOR International, Inc.^	145,000	5,862,350
Clarcor, Inc.^	367,000	13,736,810
CNH Global N.V.	350,000	17,881,500
Crane Co.	240,000	10,908,000
Danaher Corp.	7,000	528,500
Donaldson Co., Inc.	40,000	1,422,000
Flowserve Corp.	195,000	13,962,000
Gehl Co.*^	23,000	698,280
Gorman-Rupp Co.^	56,250	1,792,125
Graco, Inc.	122,000	4,914,160
IDEX Corp.^	128,000	4,933,120
L.S. Starrett Co., Class A	22,000	403,040
Mueller Water Products, Inc., Class A^	45,000	767,700
Navistar International Corp.*	90,000	5,940,000
Oshkosh Truck Corp.^	12,000	755,040
Robbins & Myers, Inc.	130,300	6,922,839
Tennant Co.^	160,000	5,840,000
Watts Water Technologies, Inc., Class A^	160,000	5,995,200

		116,848,204

Road & Rail (0.0%)
Avis Budget Group, Inc.*	2,000	56,860

Trading Companies & Distributors (2.9%)
GATX Corp.^	260,000	12,805,000
Huttig Building Products, Inc.*	44,000	333,080
Industrial Distribution Group, Inc.*^	120,000	1,354,800
Kaman Corp.^	425,800	13,280,702
National Patent Development Corp.*	10,000	28,000

		27,801,582

Total Industrials		290,081,213

Information Technology (4.9%)
Communications Equipment (0.6%)
Bel Fuse, Inc., Class A^	57,100	2,111,558
Communications Systems, Inc.	81,200	902,132
Nextwave Wireless, Inc.*^	70,000	584,500
Nortel Networks Corp.*^	55,000	1,322,750
Plantronics, Inc.^	45,000	1,179,900

		6,100,840

Computers & Peripherals (1.3%)
Intermec, Inc.*^	480,000	12,148,800

Electronic Equipment & Instruments (1.5%)
CTS Corp.^	292,000	3,696,720
Gerber Scientific, Inc.*^	27,000	313,740
KEMET Corp.*^	280,000	1,974,000
Littelfuse, Inc.*	20,000	675,400
Methode Electronics, Inc.^	145,000	2,269,250
Park Electrochemical Corp.^	169,000	4,762,420
Trans-Lux Corp.*‡	45,400	281,934

		13,973,464

Internet Software & Services (0.8%)
24/7 Real Media, Inc.*^	500,000	5,865,000
aQuantive, Inc.*^	6,000	382,800
ValueClick, Inc.*	40,000	1,178,400

		7,426,200

IT Services (0.3%)
Edgewater Technology, Inc.*^	381,900	3,009,372

Semiconductors & Semiconductor Equipment (0.2%)
California Micro Devices Corp.*^	120,000	486,000
Cypress Semiconductor Corp.*	40,000	931,600
MoSys, Inc.*^	48,000	420,000

		1,837,600

Software (0.2%)
Borland Software Corp.*^	86,000	510,840
FalconStor Software, Inc.*^	90,000	949,500

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
GSE Systems, Inc.*^	11,323	$74,732
OpenTV Corp., Class A*	10,000	21,200
Tyler Technologies, Inc.*^	62,000	769,420

		2,325,692

Total Information Technology		46,821,968

Materials (6.5%)
Chemicals (4.5%)
Arch Chemicals, Inc.^	60,000	2,108,400
Chemtura Corp.	550,000	6,110,500
Core Molding Technologies, Inc.*	240,000	1,716,000
Cytec Industries, Inc.	5,000	318,850
Ferro Corp.^	385,000	9,598,050
Hawkins, Inc.	120,000	1,854,000
Hercules, Inc.*	280,000	5,502,000
International Flavors & Fragrances, Inc.	10,000	521,400
Material Sciences Corp.*	150,900	1,779,111
NewMarket Corp.	25,000	1,209,250
Omnova Solutions, Inc.*^	400,000	2,420,000
Scotts Miracle-Gro Co., Class A^	17,500	751,450
Sensient Technologies Corp.^	360,000	9,140,400

		43,029,411

Containers & Packaging (1.8%)
Chesapeake Corp.	5,000	62,850
Greif, Inc., Class A^	170,000	10,133,700
Myers Industries, Inc.^	320,000	7,075,200

		17,271,750

Metals & Mining (0.1%)
Barrick Gold Corp.	35,000	1,017,450
Kinross Gold Corp.*	28,167	328,990

		1,346,440

Paper & Forest Products (0.1%)
Schweitzer-Mauduit International, Inc.^	30,000	930,000

Total Materials		62,577,601

Telecommunication Services (4.2%)
Diversified Telecommunication Services (0.7%)
ATX Communications, Inc.*†	30,000	342
Cincinnati Bell, Inc.*^	730,000	4,219,400
Citizens Communications Co.	45,000	687,150
D&E Communications, Inc.^	66,400	1,217,776
Windstream Corp.	30,000	442,800

		6,567,468

Wireless Telecommunication Services (3.5%)
ALLTEL Corp.	40,000	2,702,000
Centennial Communications Corp.*	40,000	379,600
Clearwire Corp., Class A*^	22,000	537,460
Price Communications Corp.	180,000	4,001,400
Rogers Communications, Inc., Class B	245,000	10,410,050
Rural Cellular Corp., Class A*	55,000	2,409,550
U.S. Cellular Corp.*^	66,000	5,979,600
Vimpel-Communications OJSC (ADR)^	66,000	6,953,760

		33,373,420

Total Telecommunication Services		39,940,888

Utilities (3.0%)
Electric Utilities (1.0%)
Allegheny Energy, Inc.*	30,000	1,552,200
El Paso Electric Co.*	140,000	3,438,400
Westar Energy, Inc.	200,000	4,856,000

		9,846,600

Gas Utilities (0.8%)
AGL Resources, Inc.	4,000	161,920
ONEOK, Inc.	80,000	4,032,800
SEMCO Energy, Inc.*^	150,000	1,165,500
Southwest Gas Corp.	65,000	2,197,650

		7,557,870

Independent Power Producers & Energy Traders (0.0%)
AES Corp.*	25,000	547,000

Multi-Utilities (1.1%)
Aquila, Inc.*	2,000,000	8,180,000
CH Energy Group, Inc.^	45,000	2,023,650

		10,203,650

Water Utilities (0.1%)
SJW Corp.^	22,000	732,600

Total Utilities		28,887,720

Total Common Stocks (86.7%) (Cost $549,386,769)		830,690,102

	Principal Amount
SHORT TERM INVESTMENTS:
Government Securities (5.7%)
U.S. Treasury Bills
4.52%, 8/2/07 (p)	$10,000,000	9,958,712
4.48%, 8/9/07 (p)	45,000,000	44,777,064

Total Government Securities		54,735,776

Short-Term Investments of Cash Collateral for Securities Loaned (30.8%)
Amsterdam Funding Corp.
5.35%, 7/2/07	9,995,542	9,995,542
Atlantic Asset Securitization LLC
5.37%, 7/2/07	9,995,525	9,995,525
Caixa d’Estalvis i Pensions de Barcelona/Catalonia
5.39%, 7/28/08 (l)	3,750,000	3,750,000
Calyon/New York
5.37%, 10/14/08 (l)	9,997,131	9,997,131
CC USA, Inc.
5.38%, 2/20/08 (l)	6,499,019	6,499,019
Charta LLC
5.37%, 7/2/07	9,995,525	9,995,525
Citigroup Global Markets, Inc.
5.45%, 7/6/07 (l)	10,000,000	10,000,000
Comerica Bank
5.35%, 6/19/09 (l)	10,001,868	10,001,868
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	5,500,000	5,500,000
Dresdner U.S. Finance, Inc.
5.33%, 7/2/07	9,995,558	9,995,558
Ebbets Funding plc
5.44%, 7/2/07	9,995,467	9,995,467
G.X. Clarke & Co., Repurchase Agreement
5.42%, 7/2/07 (r)	60,000,000	60,000,000
Goldman Sachs Group, Inc.
5.50%, 7/29/08 (l)	5,000,000	5,000,000
Intesa Funding LLC
5.33%, 7/2/07	9,995,558	9,995,558
KBC Financial Products
5.35%, 7/2/07	9,995,542	9,995,542
Monumental Global Funding II
5.36%, 4/25/08 (l)	7,000,000	7,000,000
5.40%, 3/26/10 (l)	1,000,000	1,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	52,039,590	52,039,590

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Pricoa Global Funding I
5.40%, 6/25/10 (l)	$9,997,000	$9,997,000
Rhein-Main Securitisation Ltd.
5.39%, 7/5/07	9,986,550	9,986,550
Sedna Financial, Inc.
5.32%, 7/27/07	9,867,292	9,867,292
Total Capital S.A.
5.34%, 7/2/07	9,995,550	9,995,550
Tulip Funding Corp.
5.38%, 7/30/07	9,952,444	9,952,444
UBS Finance Delaware LLC
5.35%, 7/2/07	4,997,771	4,997,771

Total Short-Term Investments of Cash Collateral for Securities Loaned		295,552,932

Time Deposit (6.4%)
JPMorgan Chase Nassau
4.76%, 7/2/07	61,205,882	61,205,882

Total Short-Term Investments (42.9%) (Cost/Amortized Cost $411,484,559)		411,494,590

Total Investments (129.6%) (Cost/Amortized Cost $960,871,328)		1,242,184,692
Other Assets Less Liabilities (-29.6%)		(283,972,383)

Net Assets (100%)		$958,212,309

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $682 or 0.00% of net assets) valued at fair value.
‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value June 30, 2007	Dividend Income	Realized Gain
Earl Scheib, Inc.	$991,200	$—	$—	$1,036,000	$69,750	$—
Oil-Dri Corp. of America	4,905,750	1,870,000	—	7,030,969	—	—
Schiff Nutrition International, Inc.	3,059,000	1,411,234	—	4,585,000	—	—
Trans-Lux Corp.	94,200	232,744	—	281,934	—	281,934

	$9,050,150	$3,513,978	$—	$12,933,903	$69,750	$—

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$207,448,943
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$140,316,030
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$305,456,958
Aggregate gross unrealized depreciation	(28,774,863)

Net unrealized appreciation	$276,682,095

Federal income tax cost of investments	$965,502,597

At June 30, 2007, the Portfolio had loaned securities with a total value of $297,057,611. This was secured by collateral of $295,552,932 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $10,160,730 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $58,961, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2007, the Portfolio incurred approximately $188,256 as brokerage commissions with Gabelli & Co., Inc., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (11.2%)
Asset-Backed Securities (9.2%)
ACE Securities Corp.,
Series 06-NC3 A2A
5.370%, 12/25/36 (l)	$545,352	$545,350
Bear Stearns Asset Backed Securities Trust,
Series 06-HE10 21A1
5.390%, 12/25/36 (l)	413,700	413,479
Carrington Mortgage Loan Trust,
Series 06-NC5 A1
5.370%, 1/25/37 (l)	591,139	591,103
Countrywide Asset-Backed Certificates,
Series 06-22 2A1
5.370%, 5/25/37 (l)	466,131	466,611
Daimler Chrysler Auto Trust,
Series 04-C A4
3.280%, 12/8/09	731,891	722,603
Series 06-B A3
5.330%, 8/8/10	1,000,000	1,000,122
Indymac Residential Asset Backed Trust,
Series 06-E 2A1
5.380%, 4/25/37 (l)	572,369	572,169
MBNA Credit Card Master Note Trust,
Series 05-A3 A3
4.100%, 10/15/12	500,000	483,656
Series 05-A7 A7
4.300%, 2/15/11	950,000	938,940
Morgan Stanley ABS Capital I,
Series 06-HE8 A2A
5.370%, 10/25/36 (l)	484,856	484,625
New Century Home Equity Loan Trust,
Series 05-3 A2B
5.500%, 7/25/35 (l)	140,679	140,671
Residential Asset Mortgage Products, Inc.,
Series 06-EFC2 A1
5.380%, 12/25/36 (l)	485,537	485,592
Structured Asset Securities Corp.,
Series 06-BC6 A2
5.400%, 1/25/37 (l)	530,740	530,701

		7,375,622

Non-Agency CMO (2.0%)
Countrywide Alternative Loan Trust, Series 06-OC10 2A1
5.410%, 11/25/36 (l)	412,811	412,672
Series 06-OC9 A1
5.395%, 12/25/36 (l)	539,271	539,412
Harborview Mortgage Loan Trust, Series 06-11 A1A
5.490%, 12/19/36 (l)	593,516	594,282

		1,546,366

Total Asset-Backed and Mortgage-Backed Securities		8,921,988

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Anadarko Petroleum Corp.
5.950%, 9/15/16^	350,000	341,748

Total Energy		341,748

Financials (6.9%)
Capital Markets (6.9%)
Bear Stearns Cos., Inc.
5.500%, 8/15/11	150,000	148,551
Goldman Sachs Group, Inc.
5.250%, 10/15/13	110,000	106,638
Morgan Stanley
5.610%, 1/9/12 (l)	1,275,000	1,272,669
Private Export Funding Corp.
5.750%, 1/15/08	1,000,000	1,001,807
3.400%, 2/15/08	3,000,000	2,964,189

Total Financials		5,493,854

Government Securities (93.0%)
Agency ABS (2.1%)
Federal National Mortgage Association
5.600%, 3/25/33 (l)	197,413	197,440
Small Business Administration
4.754%, 8/10/14	1,592,754	1,518,034

		1,715,474

Agency CMO (4.0%)
Federal Home Loan Mortgage Corp.
5.500%, 11/15/26	471,162	470,463
6.000%, 4/15/36	472,025	475,424
Federal National Mortgage Association
5.500%, 7/25/28	1,541,595	1,537,278
5.500%, 11/25/30	480,749	479,331
5.000%, 6/1/35 IO	987,039	243,938

		3,206,434

U.S. Government Agencies (69.3%)
Federal Home Loan Bank
4.375%, 3/17/10^	5,500,000	5,391,787
5.400%, 10/27/11	1,325,000	1,319,230
4.500%, 9/16/13^	2,100,000	2,004,038
Federal Home Loan Mortgage Corp.
4.375%, 11/16/07^	2,590,000	2,580,407
5.500%, 2/1/32	1,713,705	1,660,626
4.071%, 6/1/34 (l)	2,645,048	2,587,381
4.189%, 10/1/34 (l)	3,148,229	3,095,829
Federal National Mortgage Association
3.250%, 11/15/07^	5,000,000	4,961,370
5.010%, 1/1/12	1,825,000	1,803,107
5.065%, 2/1/12	1,000,000	989,867
5.240%, 4/1/12	2,000,000	1,992,920
5.682%, 8/1/16	1,272,710	1,286,759
4.491%, 5/1/33 (l)	1,748,464	1,724,517
4.493%, 5/1/34 (l)	1,445,965	1,436,860
4.451%, 6/1/34 (l)	1,267,382	1,277,818
4.789%, 10/1/34 (l)	1,203,659	1,192,013
4.210%, 12/1/34 (l)	2,142,472	2,144,025
4.907%, 6/1/35 (l)	1,526,727	1,511,962
5.000%, 10/1/35	1,375,081	1,291,950
6.000%, 12/1/35	398,996	395,413
6.000%, 3/1/36	446,885	442,353
6.000%, 6/1/36	53,511	52,968
6.000%, 11/1/36	899,113	889,994
5.500%, 5/1/37	199,999	192,897
5.500%, 6/1/37	800,000	771,592
5.500%, 7/25/37 TBA	1,100,000	1,060,813
Government National Mortgage Association
7.500%, 10/15/24	1,995	2,089
7.000%, 9/20/28	58,055	60,375
6.000%, 12/15/31	1,632,537	1,629,310
Overseas Private Investment Corp.
7.050%, 11/15/13	1,392,857	1,437,247
Small Business Administration
5.886%, 9/1/11	418,495	420,485
5.136%, 8/10/13	2,820,201	2,767,011
Tennessee Valley Authority
5.375%, 11/13/08^	2,000,000	2,004,642
6.000%, 3/15/13^	1,000,000	1,032,939
4.750%, 8/1/13^	2,000,000	1,938,400

		55,350,994

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasuries (17.6%)
U.S. Treasury Bonds
8.750%, 5/15/17^	$2,155,000	$2,761,094
6.250%, 8/15/23	625,000	693,994
6.000%, 2/15/26^	200,000	218,312
4.750%, 2/15/37	600,000	565,735
U.S. Treasury Notes
4.625%, 2/29/12^	5,320,000	5,251,840
4.500%, 5/15/17	4,750,000	4,554,063

		14,045,038

Total Government Securities		74,317,940

Total Long-Term Debt Securities (111.5%) (Cost $89,842,579)		89,075,530

SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (17.1%)
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	13,678,006	13,678,006

Time Deposit (2.4%)
JPMorgan Chase Nassau
4.76%, 7/2/07	1,914,656	1,914,656

Total Short-Term Investments (19.5%) (Amortized Cost $15,592,662)		15,592,662

Total Investments Before Security Sold Short (131.0%) (Cost/Amortized Cost $105,435,241)		104,668,192

SECURITIES SOLD SHORT:
U.S. Government Agency (-5.4%)
Federal National Mortgage Association
5.000%, 6/25/37 TBA (Proceeds Received $4,335,691)	(4,600,000)	(4,310,324)

Total Investments (125.6%) (Cost/Amortized Cost $101,099,550)		100,357,868
Other Assets Less Liabilities (-25.6%)		(20,473,765)

Net Assets (100%)		$79,884,103

^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ABS	— Asset-Backed Security.
CMO	— Collateralized Mortgage Obligation
IO	— Interest only
TBA	— Security is subject to delayed delivery.

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$8,093,550
Long-term U.S. Treasury securities	253,198,371

$261,291,921

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$18,854,794
Long-term U.S. Treasury securities	246,116,590

$264,971,384

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$246,049
Aggregate gross unrealized depreciation	(1,028,558)

Net unrealized depreciation	$(782,509)

Federal income tax cost of investments	$105,450,701

At June 30, 2007, the Portfolio had loaned securities with a total value of $19,457,404. This was secured by collateral of $13,678,006 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $6,088,747 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $1,659,594 which $132,330 expires in the year 2013, and $1,527,264 expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.5%)
BHP Billiton Ltd.^	276,780	$8,219,936
Billabong International Ltd.	80,768	1,229,129
Suncorp-Metway Ltd.	121,085	2,070,569

		11,519,634

Austria (2.6%)
Erste Bank der Oesterreichischen Sparkassen AG	34,360	2,687,963
Raiffeisen International Bank Holding AG^	10,360	1,650,358
Wienerberger AG	31,780	2,352,790

		6,691,111

Brazil (3.0%)
Aracruz Celulose S.A. (ADR)^	20,940	1,387,066
Cremer S.A.*	44,700	528,336
CSU Cardsystem S.A.*	81,000	484,992
Petroleo Brasileiro S.A. (ADR)^	22,460	2,723,724
Unibanco-Uniao de Bancos Brasileiros S.A. (GDR)	22,950	2,590,366

		7,714,484

Canada (1.1%)
Talisman Energy, Inc.	70,080	1,355,220
TELUS Corp.	22,340	1,337,359

		2,692,579

Cyprus (0.9%)
Bank of Cyprus Public Co., Ltd.	130,530	2,211,855

Czech Republic (1.6%)
CEZ A/S	51,030	2,632,245
Komercni Banka A/S	8,330	1,550,143

		4,182,388

Egypt (0.8%)
Orascom Telecom Holding SAE (GDR)	33,320	2,155,804

France (11.2%)
Air Liquide^	20,898	2,756,032
Groupe Danone	19,567	1,589,506
L’Oreal S.A.^	16,860	2,003,522
LVMH Moet Hennessy Louis Vuitton S.A.	58,800	6,807,518
Pernod-Ricard S.A.^	12,942	2,871,805
Schneider Electric S.A.^	17,940	2,528,368
Societe Generale	9,309	1,732,776
Societe Television Francaise 1	54,722	1,901,209
Total S.A.	78,470	6,399,926

		28,590,662

Germany (7.4%)
Adidas AG	29,090	1,841,814
Bayer AG	34,000	2,581,570
Continental AG	13,606	1,923,266
Linde AG^	23,680	2,860,434
SAP AG	52,560	2,708,197
Siemens AG (Registered)	17,350	2,502,515
Symrise AG*	53,537	1,602,082
Wacker Chemie AG	11,940	2,828,034

		18,847,912

Hong Kong (2.6%)
China Mobile Ltd.	251,000	2,694,835
Dairy Farm International Holdings Ltd.	328,500	1,484,820
Li & Fung Ltd.	668,000	2,404,875

		6,584,530

Israel (1.9%)
Makhteshim-Agan Industries Ltd.	156,050	1,130,106
Nice Systems Ltd. (ADR)*^	37,040	1,286,769
Teva Pharmaceutical Industries Ltd. (ADR)	60,900	2,512,125

		4,929,000

Italy (2.0%)
Finmeccanica S.p.A.^	61,220	1,891,652
UniCredito Italiano S.p.A.	357,900	3,211,570

		5,103,222

Japan (14.1%)
Aeon Credit Service Co., Ltd.^	133,200	2,113,891
Astellas Pharma, Inc.	44,500	1,937,218
Canon, Inc.^	38,700	2,272,495
Chiba Bank Ltd.	204,000	1,812,597
Daiwa Securities Group, Inc.	201,000	2,143,456
Fanuc Ltd.	11,900	1,229,385
Fuji Television Network, Inc.	570	1,148,101
Fujitsu Ltd.^	321,000	2,367,253
Hirose Electric Co., Ltd.^	30,200	3,978,428
Hisamitsu Pharmaceutical Co., Inc.	42,100	1,162,558
Kao Corp.	83,000	2,150,416
Keyence Corp.^	7,100	1,552,918
Kose Corp.^	33,100	938,225
Nippon Electric Glass Co., Ltd.^	89,000	1,572,183
Omron Corp.	74,600	1,963,078
Takata Corp.^	31,000	1,082,640
Toyota Industries Corp.	70,500	3,280,934
Uni-Charm Corp.^	29,600	1,680,439
Ushio, Inc.^	72,400	1,608,236

		35,994,451

Mexico (3.0%)
America Movil S.A.B. de C.V., Series L (ADR)	24,570	1,521,620
Grupo Televisa S.A. (ADR)	62,180	1,716,790
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	493,890	2,148,640
Wal-Mart de Mexico S.A.B. de C.V., Series V	591,000	2,242,884

		7,629,934

Netherlands (1.5%)
Koninklijke Philips Electronics N.V.	88,760	3,791,373

Norway (1.0%)
Telenor ASA*	125,840	2,470,087

Russia (0.5%)
Gazprom OAO (ADR)^	33,060	1,380,255

Singapore (0.5%)
Venture Corp., Ltd.	132,400	1,357,949

South Africa (1.5%)
ABSA Group Ltd.	117,570	2,187,542
Massmart Holdings Ltd.	130,710	1,596,077

		3,783,619

South Korea (2.1%)
Amorepacific Corp.	1,616	1,280,416
Samsung Electronics Co., Ltd.	6,597	4,041,675

		5,322,091

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Spain (1.1%)
Telefonica S.A.	130,170	$2,913,994

Sweden (1.1%)
KappAhl Holding AB	106,170	1,199,209
Telefonaktiebolaget LM Ericsson, Class B	418,100	1,678,709

		2,877,918

Switzerland (11.2%)
Actelion Ltd. (Registered)*^	50,716	2,269,038
Julius Baer Holding AG (Registered)	52,509	3,778,585
Nestle S.A. (Registered)	13,964	5,327,240
Novartis AG (Registered)	62,950	3,555,915
Roche Holding AG	39,760	7,076,401
Synthes, Inc.	13,850	1,665,628
UBS AG (Registered)	80,553	4,853,623

		28,526,430

Taiwan (1.1%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	242,071	2,694,250

United Kingdom (16.3%)
Acergy S.A.	111,120	2,525,048
Anglo American plc	55,670	3,292,244
ARM Holdings plc	499,450	1,469,316
BG Group plc	123,920	2,044,252
Capita Group plc	86,880	1,266,607
GlaxoSmithKline plc	125,120	3,278,859
HSBC Holdings plc	403,418	7,412,451
IG Group Holdings plc	210,440	1,249,794
Intertek Group plc	90,650	1,791,218
Reckitt Benckiser plc	93,820	5,152,740
Smiths Group plc	47,801	1,137,480
Smiths Group plc, Class B*	71,180	493,131
Standard Chartered plc	89,800	2,939,337
Tesco plc	272,910	2,293,509
WPP Group plc	350,650	5,270,491

		41,616,477

United States (0.9%)
Aflac, Inc.	46,000	2,364,400

Total Common Stocks (95.5%) (Cost $211,871,858)		243,946,409

	Number of Warrants
WARRANTS:
Luxembourg (2.7%)
HCL Technologies Ltd., expiring 9/1/10*	311,550	2,640,386
Housing Development Finance Corp., expiring 1/18/11*	82,927	4,158,562

Total Warrants (2.7%) (Cost $5,603,697)		6,798,948

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (16.1%)
Bear Stearns Cos., Inc., Repurchase Agreement
5.37%, 7/2/07 (r)	$41,094,558	41,094,558
CDC Financial Products, Inc.
5.43%, 8/29/07 (l)	100,000	100,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		41,194,558

Time Deposit (2.8%)
JPMorgan Chase Nassau
4.76%, 7/2/07	7,119,056	7,119,056

Total Short-Term Investments (18.9%) (Amortized Cost $48,313,614)		48,313,614

Total Investments (117.1%) (Cost/Amortized Cost $265,789,169)		299,058,971
Other Assets Less Liabilities (-17.1%)		(43,719,060)

Net Assets (100.0%)		$255,339,911

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$128,750,532
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$58,491,226
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$34,797,622
Aggregate gross unrealized depreciation	(1,876,325)

Net unrealized appreciation	$32,921,297

Federal income tax cost of investments	$266,137,674

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

At June 30, 2007, the Portfolio had loaned securities with a total value of $39,686,401. This was secured by collateral of $41,194,558 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $7,938,257 of which $126,431 expires in the year 2009, $1,557,701 expires in the year 2010 and $6,254,125 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.6%)
Hotels, Restaurants & Leisure (3.0%)
Melco PBL Entertainment (Macau) Ltd. (ADR)*^	469,475	$5,896,606
Starbucks Corp.*	181,205	4,754,819

		10,651,425

Household Durables (1.1%)
Sony Corp. (ADR)	77,095	3,960,370

Internet & Catalog Retail (1.9%)
Liberty Media Corp., Interactive, Class A*	304,160	6,791,893

Media (1.9%)
Comcast Corp., Special Class A*	243,957	6,821,038

Multiline Retail (1.7%)
Nordstrom, Inc.	120,590	6,164,561

Total Consumer Discretionary		34,389,287

Consumer Staples (11.1%)
Beverages (0.9%)
PepsiCo, Inc.	50,200	3,255,470

Food & Staples Retailing (3.1%)
CVS Caremark Corp.	222,847	8,122,773
Sysco Corp.	91,540	3,019,905

		11,142,678

Food Products (1.7%)
Cadbury Schweppes plc (ADR)	79,805	4,333,411
Kraft Foods, Inc., Class A	53,095	1,871,599

		6,205,010

Household Products (1.8%)
Procter & Gamble Co.	102,115	6,248,417

Personal Products (2.1%)
Avon Products, Inc.	201,905	7,420,009

Tobacco (1.5%)
Altria Group, Inc.	76,725	5,381,491

Total Consumer Staples		39,653,075

Energy (3.2%)
Oil, Gas & Consumable Fuels (3.2%)
EOG Resources, Inc.	75,415	5,509,820
Valero Energy Corp.	78,945	5,830,877

Total Energy		11,340,697

Financials (16.4%)
Capital Markets (8.0%)
Goldman Sachs Group, Inc.	55,395	12,006,866
Merrill Lynch & Co., Inc.	91,860	7,677,659
optionsXpress Holdings, Inc.	158,995	4,079,812
UBS AG (Registered)	79,740	4,785,197

		28,549,534

Consumer Finance (5.0%)
American Express Co.	216,230	13,228,951
SLM Corp.	76,820	4,423,296

		17,652,247

Thrifts & Mortgage Finance (3.4%)
Fannie Mae	186,290	12,170,326

Total Financials		58,372,107

Health Care (18.9%)
Biotechnology (10.3%)
Amgen, Inc.*	137,260	7,589,106
Celgene Corp.*	98,215	5,630,666
Genentech, Inc.*	97,670	7,389,712
Gilead Sciences, Inc.*	224,460	8,702,314
OSI Pharmaceuticals, Inc.*^	207,210	7,503,074

		36,814,872

Health Care Equipment & Supplies (1.1%)
Alcon, Inc.	29,835	4,025,040

Health Care Providers & Services (3.1%)
Coventry Health Care, Inc.*	191,365	11,032,192

Pharmaceuticals (4.4%)
Novartis AG (ADR)	111,285	6,239,750
Pfizer, Inc.	234,610	5,998,978
Sanofi-Aventis (ADR)	80,145	3,227,439

		15,466,167

Total Health Care		67,338,271

Industrials (5.2%)
Aerospace & Defense (2.2%)
Boeing Co.	82,660	7,948,586

Industrial Conglomerates (3.0%)
General Electric Co.	279,455	10,697,537

Total Industrials		18,646,123

Information Technology (31.0%)
Communications Equipment (9.0%)
Corning, Inc.*	261,990	6,693,845
QUALCOMM, Inc.	393,080	17,055,741
Research In Motion Ltd.*	42,185	8,436,578

		32,186,164

Computers & Peripherals (9.7%)
Apple, Inc.*	122,325	14,928,543
EMC Corp.*	532,680	9,641,508
Hewlett-Packard Co.	224,550	10,019,421

		34,589,472

Internet Software & Services (4.4%)
Akamai Technologies, Inc.*	75,915	3,692,506
Google, Inc., Class A*	12,260	6,416,639
Yahoo!, Inc.*	206,865	5,612,247

		15,721,392

Semiconductors & Semiconductor Equipment (7.1%)
Cypress Semiconductor Corp.*	256,430	5,972,255
Samsung Electronics Co., Ltd. (GDR)§	32,280	9,887,693
Texas Instruments, Inc.	250,115	9,411,827

		25,271,775

Software (0.8%)
SAP AG (Sponsored ADR)^	58,835	3,004,703

Total Information Technology		110,773,506

Materials (2.4%)
Chemicals (2.4%)
Syngenta AG (ADR)	218,045	8,488,492

Total Materials		8,488,492

Total Common Stocks (97.8%) (Cost $301,064,917)		349,001,558

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (2.5%)
CDC Financial Products, Inc.
5.43%, 8/29/07 (l)	$1,000,000	1,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	5,357,839	5,357,839

EQ ADVISORS TRUST

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
SunTrust Bank/Atlanta
5.33%, 7/30/(l)	$1,000,000	$1,000,000
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	1,499,856	1,499,856

Total Short-Term Investments of Cash Collateral for Securities Loaned		8,857,695

Time Deposit (2.1%)
JPMorgan Chase Nassau
4.76%, 7/2/07	7,458,833	7,458,833

Total Short-Term Investments (4.6%) (Amortized Cost $16,316,528)		16,316,528

Total Investments (102.4%) (Cost/Amortized Cost $317,381,445)		365,318,086
Other Assets Less Liabilities (-2.4%)		(8,664,438)

Net Assets (100%)		$356,653,648

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2007, the market value of these securities amounted to $9,887,693 or 2.77% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$95,588,880
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$114,555,340
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$53,126,002
Aggregate gross unrealized depreciation	(5,269,417)

Net unrealized appreciation	$47,856,585

Federal income tax cost of investments	$317,461,501

At June 30, 2007, the Portfolio had loaned securities with a total value of $8,647,807. This was secured by collateral of $8,857,695 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $15,800,667 which expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (35.1%)
Asset-Backed Securities (11.5%)
American Express Credit Account Master Trust,
Series 04-C C
5.820%, 2/15/12 §(l)	$1,612,412	$1,615,902
AmeriCredit Automobile Receivables Trust,
Series 04-BM A4
2.670%, 3/7/11	2,330,172	2,301,026
Asset Backed Funding Certificates,
Series 05-HE1 M2
5.760%, 12/25/34 (l)	1,625,000	1,626,241
Series 05-HE1 M3
5.810%, 12/25/34 (l)	1,625,000	1,625,897
Series 05-OPT1 M2
5.870%, 7/25/35 (l)	1,000,000	1,002,570
Series 05-WF1 A2B
5.500%, 1/25/35 (l)	362,127	362,250
Series 05-WMC1 A2C
5.600%, 6/25/35 (l)	2,696,937	2,698,255
Bank of America Credit Card Trust,
Series 06-C4 C4
5.550%, 11/15/11 (l)	2,500,000	2,500,453
Bear Stearns Asset Backed Securities Trust,
Series 05-HE3 M1
5.750%, 3/25/35 (l)	2,125,000	2,122,400
Capital Auto Receivables Asset Trust,
Series 06-1 A2A
5.030%, 9/15/08	1,443,563	1,442,966
Capital One Auto Finance Trust,
Series 04-A A4
5.420%, 3/15/11 (l)	1,917,476	1,918,081
Series 05-D A3
4.810%, 3/15/10	10,000,000	9,981,431
Series 06-B A2
5.530%, 5/15/09	2,717,643	2,719,508
Capital One Multi-Asset Execution Trust,
Series 03-A
6.570%, 12/15/10 §(l)	10,240,000	10,312,151
Series 03-A4 A4
3.650%, 7/15/11	1,590,000	1,559,031
Capital One Prime Auto Receivables Trust,
Series 07-1 A2
5.430%, 2/15/10^	5,000,000	5,002,345
Carmax Auto Owner Trust,
Series 07-1 A3
5.240%, 7/15/11	5,000,000	4,993,670
Carss Finance LP,
Series 04-A B1
5.600%, 1/15/11 §(l)	39,691	39,712
Series 04-A B2
6.270%, 1/15/11 §(l)	99,475	99,761
Centex Home Equity,
Series 05-B AV3
5.490%, 3/25/35 (l)	604,164	604,261
Citibank Credit Card Issuance Trust,
Series 06-C4 C4
5.540%, 1/9/12 (l)	7,825,000	7,821,206
Citigroup Mortgage Loan Trust, Inc.,
Series 03-HE3 A
5.700%, 12/25/33 (l)	1,438,525	1,442,551
Series 05-OPT1 A1B
5.530%, 2/25/35 (l)	81,590	81,590
Series 06-WF2 A2A
5.906%, 5/25/36 (e)	637,092	635,535
CNH Equipment Trust,
Series 04-A A3A
5.390%, 10/15/08 (l)	110,576	110,580
Series 05-B A3
4.270%, 1/15/10	2,545,492	2,527,572
Countrywide Asset-Backed Certificates,
Series 03-5 MF1
5.413%, 1/25/34	2,170,000	2,142,927
Series 04-1 3A
5.600%, 4/25/34 (l)	7,039	7,046
Series 04-1 M1
5.820%, 3/25/34 (l)	1,570,000	1,570,655
Series 04-1 M2
5.870%, 3/25/34 (l)	1,190,000	1,190,371
Countrywide Home Equity Loan Trust,
Series 04-I A
5.610%, 2/15/34 (l)	1,867,788	1,870,888
Series 04-K 2A
5.620%, 2/15/34 (l)	610,237	611,096
Series 05-B 2A
5.500%, 5/15/35 (l)	715,170	715,305
Credit-Based Asset Servicing and Securitization LLC,
Series 07-CB2 A2A
5.891%, 2/25/37 (e)	7,544,069	7,530,433
Daimler Chrysler Auto Trust,
Series 06-C A2
5.250%, 5/8/09	3,967,286	3,966,586
First Franklin Mortgage Loan Asset Backed Certificates,
Series 05-FF2 M2
5.760%, 3/25/35 (l)	400,000	400,609
Series 05-FF5 M1
5.770%, 3/25/35 (l)	1,500,000	1,502,736
Ford Credit Auto Owner Trust,
Series 06-B A2A
5.420%, 7/15/09	6,211,410	6,213,014
Series 07-A A2A
5.420%, 4/15/10	4,000,000	4,000,624
GE Equipment Small Ticket LLC,
Series 05-1A A3
4.380%, 7/22/09 §	1,376,362	1,368,481
GSAMP Trust,
Series 04-OPT A1
5.660%, 11/25/34 (l)	186,653	186,734
Series 05-WMC2 A2A
5.430%, 11/25/35 (l)	566,428	566,451
Series 05-WMC2 M1
5.750%, 11/25/35 (l)	2,000,000	2,002,634
Harley-Davidson Motorcycle Trust,
Series 06-2 A2
5.350%, 3/15/13	12,500,000	12,506,300
Home Equity Asset Trust,
Series 05-8 M2
5.770%, 2/25/36 (l)	3,325,000	3,341,050
Series 05-9 M1
5.730%, 4/25/36 (l)	1,250,000	1,251,842
Series 05-9 M2
5.760%, 4/25/36 (l)	750,000	749,992
Series 06-1 M2
5.780%, 4/25/36 (l)	1,500,000	1,501,610
Lehman XS Trust,
Series 05-7N 1A1A
5.590%, 12/25/35 (l)	2,192,076	2,201,833
Series 06-12N A1A1
5.400%, 8/25/46 (l)	7,892,773	7,894,220
Long Beach Mortgage Loan Trust,
Series 03-4 M1
6.000%, 8/25/33 (l)	5,500,000	5,516,105

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Series 04-1 M1
5.820%, 2/25/34 (l)	$2,200,000	$2,205,573
Series 04-1 M2
5.870%, 2/25/34 (l)	1,475,000	1,476,288
Series 04-3 M1
5.890%, 7/25/34 (l)	1,750,000	1,760,067
MASTR Asset Backed Securities Trust,
Series 05-OPT1 M2
5.740%, 3/25/35 (l)	1,823,000	1,823,491
MBNA Credit Card Master Note Trust,
Series 01-C2 C2
6.470%, 12/15/10 §(l)	3,725,000	3,762,139
Nationstar Home Equity Loan Trust,
Series 07-C 2AV2
5.450%, 6/25/37 (l)	10,000,000	10,001,560
New Century Home Equity Loan Trust,
Series 05-1 M1
5.770%, 3/25/35 (l)	2,000,000	1,996,993
Series 05-2 A2B
5.500%, 6/25/35 (l)	636,241	635,647
Nissan Auto Receivables Owner Trust,
Series 06-A A2
4.800%, 6/16/08	389,155	389,105
Onyx Acceptance Owner Trust,
Series 05-A A4
3.910%, 9/15/11	5,500,000	5,431,314
Option One Mortgage Loan Trust,
Series 03-1 A2
5.740%, 2/25/33 (l)	458,576	458,681
Series 03-5 A2
5.640%, 8/25/33 (l)	255,326	255,786
Series 04-1 M1
5.920%, 1/25/34 (l)	4,472,490	4,482,679
Series 05-2 M1
5.760%, 5/25/35 (l)	1,700,000	1,701,215
PECO Energy Transition Trust,
Series 00-A A3
7.625%, 3/1/10	1,300,000	1,345,073
PSE&G Transition Funding LLC,
Series 01-1 A6
6.610%, 6/15/15	2,975,000	3,115,778
Residential Asset Mortgage Products, Inc.,
Series 06-RS1 AI2
5.550%, 1/25/36 (l)	3,000,000	3,002,853
Residential Asset Securities Corp.,
Series 02-KS4 AIIB
5.820%, 7/25/32 (l)	157,158	157,202
Series 03-KS9 A2B
5.960%, 11/25/33 (l)	281,628	281,733
Series 05-KS10 M1
5.730%, 11/25/35 (l)	1,274,000	1,275,504
Series 05-KS11 M1
5.720%, 12/25/35 (l)	2,000,000	1,999,653
Series 05-KS11 M2
5.740%, 12/25/35 (l)	1,250,000	1,251,307
SLM Student Loan Trust,
Series 05-4 A1
5.365%, 10/26/15 (l)	662,758	662,910
Soundview Home Equity Loan Trust,
Series 07-NS1 M2
5.770%, 1/25/37 (l)	6,250,000	6,290,998
Specialty Underwriting & Residential Finance Trust,
Series 06-BC4 M1
5.610%, 9/25/37 (l)	6,500,000	6,486,132
Triad Auto Receivables Owner Trust,
Series 03-B A4
3.200%, 12/13/10	1,116,349	1,099,358
Series 06-C A3
5.260%, 11/14/11	6,000,000	5,991,238
Volkswagen Auto Lease Trust,
Series 06-A A3
5.500%, 9/21/09	11,000,000	11,014,968
Wachovia Asset Securitization, Inc.,
Series 02-HE2 A
5.750%, 12/25/32 (l)	431,524	431,947
Series 03-HE3 A
5.570%, 11/25/33 (l)	1,553,330	1,554,615
Wachovia Auto Loan Owner Trust,
Series 06-2A A2
5.350%, 5/20/10 §	6,286,855	6,286,398

		226,584,692

Non-Agency CMO (23.6%)
Adjustable Rate Mortgage Trust,
Series 04-1 9A2
5.720%, 1/25/35 (l)	683,272	685,263
Series 05-4 7A2
5.550%, 8/25/35 (l)	568,789	569,281
Series 05-5 6A21
5.550%, 9/25/35 (l)	2,706,839	2,713,688
Series 05-6A 2A1
5.630%, 11/25/35 (l)	937,043	938,953
Series 06-2 6A1
5.490%, 5/25/36 (l)	2,834,615	2,828,994
Series 07-1 5A31
5.460%, 3/25/37 (l)	15,666,957	15,674,071
American Home Mortgage Assets Trust,
Series 06-2 2A1
5.510%, 9/25/46 (l)	4,889,221	4,898,864
Banc of America Commercial Mortgage, Inc.,
Series 07-2 A4
5.688%, 4/10/49 (l)	10,000,000	9,891,000
Banc of America Mortgage Securities, Inc.,
Series 02-K 1A1
6.399%, 10/20/32 (l)	133,883	134,358
Series 04-F 2A5
4.144%, 7/25/34 (l)	11,206,000	10,931,182
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 04-PWR6 A4
4.521%, 11/11/41	2,345,000	2,242,794
Series 05-PWR7 A3
5.116%, 2/11/41 (l)	3,565,000	3,420,384
Series 05-PWR8 A4
4.674%, 6/11/41	2,000,000	1,860,467
Series 06-PW14 A4
5.201%, 12/11/38	6,000,000	5,711,837
Series 07-PW16 A4
5.713%, 6/13/40 (l)	20,480,000	20,303,425
Citicorp Mortgage Securities, Inc.,
Series 03-11 2A1
5.500%, 12/25/33	2,433,256	2,398,608
Citigroup Commercial Mortgage Trust,
Series 06-C4 A3
5.914%, 3/15/49 (l)	4,735,000	4,715,451
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 05-CD1 A4
5.400%, 7/15/44^ (l)	5,775,000	5,592,081
Series 07-CD4 A4
5.322%, 12/11/49^	13,115,000	12,580,597
Countrywide Alternative Loan Trust,
Series 04-28CB 3A1
6.000%, 1/25/35	7,097,076	6,973,988
Series 05-51 1A1
5.640%, 11/20/35 (l)	2,785,236	2,791,750

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Series 06-29T1 2A5
6.000%, 10/25/36	$8,126,077	$8,108,226
Series 06-J5 1A1
6.500%, 9/25/36	14,073,373	14,108,596
Series 06-OA2 A1
5.530%, 5/20/46 (l)	12,223,153	12,216,495
Credit Suisse Mortgage Capital Certificates,
Series 06-C1 A3
5.711%, 2/15/39 (l)	7,500,000	7,465,855
Series 06-C3 A3
6.022%, 6/15/38 (l)	7,100,000	7,117,452
CS First Boston Mortgage Securities Corp.,
Series 01-CK1 A3
6.380%, 12/18/35	4,330,000	4,426,569
Series 01-CP4 A4
6.180%, 12/15/35	5,325,000	5,422,244
Series 03-C4 A4
5.137%, 8/15/36^ (l).	5,870,000	5,698,391
First Horizon Alternative Mortgage Securities Trust,
Series 06-FA4 1A1
6.000%, 8/25/36	9,825,287	9,770,141
First Union - Lehman Brothers - Bank of America,
Series 98-C2 A2
6.560%, 11/18/35	1,271,858	1,276,831
GE Capital Commercial Mortgage Corp.,
Series 02-1A A3
6.269%, 12/10/35	4,665,000	4,780,120
Granite Master Issuer plc,
Series 05-1 A3
5.440%, 12/20/24 (l)	1,250,000	1,249,975
Greenpoint Mortgage Funding Trust,
Series 05-AR4 4A1A
5.630%, 10/25/45 (l)	5,205,574	5,221,125
Series 06-OH1 A1
5.500%, 1/25/37 (l)	10,018,040	10,002,476
Greenwich Capital Commercial Funding Corp.,
Series 07-GG9 A4
5.444%, 3/10/39	7,500,000	7,260,886
Harborview Mortgage Loan Trust,
Series 05-3 2A1A
5.560%, 6/19/35 (l)	6,759,663	6,767,447
Series 05-8 1A2A
5.650%, 9/19/35 (l)	3,298,839	3,310,323
Series 05-9 2A1A
5.660%, 6/20/35 (l)	2,709,474	2,715,840
Series 07-1 2A1A
5.450%, 4/19/38 (l)	5,628,771	5,620,282
Indymac Index Mortgage Loan Trust,
Series 04-AR7 A1
5.760%, 9/25/34 (l)	2,405,869	2,417,135
Series 05-AR14 2A1A
5.620%, 8/25/35 (l)	4,559,353	4,569,655
Series 06-AR2 1A1A
5.540%, 4/25/46 (l)	3,987,154	3,989,876
Series 06-AR41 A3
5.500%, 2/25/37 (l)	10,035,039	10,056,907
LB-UBS Commercial Mortgage Trust,
Series 05-C1 A4
4.742%, 2/15/30	9,250,000	8,678,854
Series 06-C4 A4
6.097%, 6/15/38 (l)	3,360,000	3,384,493
Series 07-C1 A4
5.424%, 2/15/40	16,500,000	15,950,657
Lehman Brothers Floating Rate Commercial Mortgage Trust,
Series 06-LLFA A2
5.440%, 9/15/21 §(l)	5,072,362	5,072,339
Lehman Mortgage Trust,
Series 05-3 2A3
5.500%, 1/25/36	5,616,594	5,574,676
Medallion Trust,
Series 04-1G A1
5.490%, 5/25/35 (l)	1,296,832	1,298,482
Merrill Lynch Mortgage Trust,
Series 06-C1 A4
5.843%, 5/12/39 (l)	2,140,000	2,124,746
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 07-7 A4
5.750%, 6/12/50 (l)	7,505,000	7,431,799
Morgan Stanley Capital I,
Series 04-HQ3 A2
4.050%, 1/13/41	1,000,000	970,110
Series 04-T13 A2
3.940%, 9/13/45	1,025,685	994,310
Series 05-IQ9 A5
4.700%, 7/15/56	7,225,000	6,752,433
Series 06-HQ9 A4
5.731%, 7/12/44 (l)	7,500,000	7,429,168
Series 06-IQ12 A4
5.332%, 12/15/43	8,210,000	7,887,474
Series 07-IQ13 A4
5.364%, 3/15/44	11,650,000	11,234,561
Morgan Stanley Dean Witter Capital I,
Series 03-HQ2 A2
4.920%, 3/12/35	3,120,000	3,003,706
Nomura Asset Securities Corp.,
Series 98-D6 A1B
6.590%, 3/15/30	2,544,085	2,559,118
Permanent Master Issuer plc,
Series 06-1 2A
5.396%, 10/15/15 (l)	11,000,000	11,005,249
Series 07-1 2A1
5.406%, 1/15/16 (l)	10,000,000	9,999,800
RESI Finance LP,
Series 03-C B3
6.720%, 9/10/35 §(l)	9,869,099	9,991,918
Series 03-C B4
6.920%, 9/10/35 §(l)	1,651,140	1,702,757
Series 03-D B3
6.620%, 12/10/35 §(l)	5,947,701	5,965,636
Series 03-D B4
6.820%, 12/10/35 §(l)	1,792,714	1,798,068
Series 05-A B3
5.900%, 3/10/37 §(l)	3,503,578	3,538,614
Series 05-A B4
6.000%, 3/10/37 §(l)	1,145,308	1,153,898
Series 05-B B3
5.900%, 6/10/37 §(l)	960,895	970,504
Series 05-B B4
5.990%, 6/10/37 §(l)	1,681,566	1,694,178
Series 05-D B4
6.020%, 12/15/37 §(l)	2,426,074	2,447,275
Residential Accredit Loans, Inc.,
Series 05-QO4 2A1
5.600%, 12/25/45 (l)	3,147,522	3,148,066
Series 06-QO3 A1
5.530%, 4/25/46 (l)	2,231,263	2,229,803
Series 07-QH2 A1
5.460%, 3/25/37 (l)	15,839,349	15,837,897
Structured Asset Mortgage Investments, Inc.,
Series 05-AR2 2A1
5.550%, 5/25/45 (l)	1,285,518	1,286,275
Series 06-AR1 3A1
5.550%, 2/25/36 (l)	2,051,652	2,055,657

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Wachovia Bank Commercial Mortgage Trust,
Series 02-C2 A4
4.980%, 11/15/34	$8,545,000	$8,273,150
Series 03-C9 A2
3.958%, 12/15/35	6,230,000	6,103,936
Series 06-C26 A3
6.011%, 6/15/45 (l)	4,680,000	4,722,619
WaMu Mortgage Pass-Through Certificates,
Series 05-AR1 A2A1
5.660%, 1/25/45 (l)	1,253,808	1,256,864
Series 05-AR2 2A21
5.650%, 1/25/45 (l)	1,345,011	1,349,933
Series 05-AR9 A1A
5.640%, 7/25/45 (l)	4,479,698	4,487,421
Series 05-AR15 A1A1
5.580%, 11/25/45 (l)	2,755,761	2,764,764
Series 05-AR17 A1A1
5.590%, 12/25/45 (l)	2,727,704	2,735,828
Series 06-5 2CB1
6.000%, 7/25/36	6,456,698	6,413,348

		464,710,267

Total Asset-Backed and Mortgage-Backed Securities		691,294,959

Consumer Discretionary (2.1%)
Automobiles (1.0%)
DaimlerChrysler N.A. Holding Corp.
5.886%, 10/31/08 (l)	7,934,000	7,977,582
5.875%, 3/15/11^	10,425,000	10,478,209

		18,455,791

Media (1.0%)
Comcast Corp.
5.656%, 7/14/09 (l)	6,425,000	6,425,527
5.300%, 1/15/14	150,000	144,590
News America, Inc.
7.250%, 5/18/18	825,000	892,002
6.200%, 12/15/34^	1,535,000	1,430,911
Time Warner Cable, Inc.
6.550%, 5/1/37 §	2,860,000	2,764,210
Time Warner, Inc.
5.875%, 11/15/16	2,735,000	2,660,064
6.500%, 11/15/36	2,145,000	2,036,611
Viacom, Inc.
5.710%, 6/16/09 (l)	3,950,000	3,961,941

		20,315,856

Specialty Retail (0.1%)
Home Depot, Inc.
5.875%, 12/16/36	2,740,000	2,441,343

Total Consumer Discretionary		41,212,990

Consumer Staples (0.7%)
Food & Staples Retailing (0.7%)
CVS Caremark Corp.
5.660%, 6/1/10 (l)	7,000,000	7,001,400
CVS Lease Pass Through Trust
6.036%, 12/10/28 §	2,290,369	2,222,872
Wal-Mart Stores, Inc.
5.375%, 4/5/17	3,920,000	3,807,147

Total Consumer Staples		13,031,419

Energy (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Canadian Natural Resources Ltd.
6.250%, 3/15/38	1,655,000	1,565,935
Kinder Morgan Energy Partners LP
6.500%, 2/1/37	3,115,000	2,996,384
ONEOK Partners LP
5.900%, 4/1/12	2,620,000	2,632,597
Pemex Project Funding Master Trust
6.660%, 6/15/10 (l)(m)	2,250,000	2,308,500
6.660%, 6/15/10 § (l)	2,675,000	2,744,550
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.832%, 9/30/16 §	2,495,000	2,452,859
Valero Energy Corp.
6.625%, 6/15/37	2,835,000	2,821,939

Total Energy		17,522,764

Financials (21.7%)
Capital Markets (5.0%)
Bear Stearns Cos., Inc.
5.505%, 4/29/08 (l)	2,480,000	2,482,973
5.450%, 8/21/09 (l)	3,000,000	2,996,232
5.480%, 5/18/10 (l)	17,500,000	17,476,095
Credit Suisse First Boston USA, Inc.,
Series 1
5.470%, 6/2/08^ (l)	3,365,000	3,370,115
Credit Suisse USA, Inc.
5.500%, 8/16/11	1,415,000	1,414,137
Series 1
5.440%, 6/5/09 (l)	5,250,000	5,256,988
Goldman Sachs Capital II
5.793%, 12/31/49 (l)	4,115,000	4,016,014
Goldman Sachs Group, Inc.
5.450%, 6/23/09 (l)	5,500,000	5,504,185
5.625%, 1/15/17	2,595,000	2,487,082
5.950%, 1/15/27^	5,160,000	4,848,357
Lehman Brothers Holdings, Inc.
5.410%, 12/23/08 (l)	3,000,000	3,002,145
5.607%, 11/10/09 (l)	4,300,000	4,311,249
5.250%, 2/6/12	3,455,000	3,396,020
5.750%, 1/3/17	2,955,000	2,870,788
Merrill Lynch & Co., Inc.
5.450%, 8/22/08 (l)	4,000,000	4,003,252
5.445%, 10/27/08 (l)	4,000,000	4,003,968
6.220%, 9/15/26	3,855,000	3,755,957
6.110%, 1/29/37	2,040,000	1,914,179
Mizuho Capital Investment 1 Ltd.
6.686%, 3/29/49 § (l)	3,040,000	3,005,903
Mizuho JGB Investment LLC
9.870%, 12/29/49 §(l)	2,530,000	2,629,988
Mizuho Preferred Capital Co. LLC
8.790%, 12/29/49 §(l)	725,000	746,248
Morgan Stanley
5.482%, 11/9/07 (l)	900,000	900,479
5.467%, 2/9/09 (l)	2,000,000	2,002,560
5.456%, 5/7/10 (l)	5,000,000	4,997,275
5.625%, 1/9/12	1,400,000	1,396,979
5.450%, 1/9/17	5,940,000	5,624,235

		98,413,403

Commercial Banks (6.5%)
Bancaja U.S. Debt S.A.U.
5.500%, 7/10/09 §(l)	2,000,000	2,002,546
Banco Sabadell S.A.
5.455%, 4/23/10 §(l)	5,700,000	5,700,576
Barclays Bank plc
5.926%, 9/29/49 §(l)	3,165,000	3,058,811
CAM U.S. Finance S.A.
5.506%, 2/1/10 §(l)	6,000,000	6,000,162
Commonwealth Bank of Australia
6.024%, 12/31/49 §(l)	4,745,000	4,632,297
Credit Agricole S.A./London
5.410%, 5/28/10 §(l)	5,000,000	4,999,250

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
6.637%, 5/29/49 §(l)	$3,810,000	$3,703,575
Depfa ACS Bank
5.125%, 3/16/37 §	7,035,000	6,446,248
Glitnir Banki hf
5.516%, 10/15/08 §(l)	4,650,000	4,645,052
5.618%, 4/20/10 §(l)	3,000,000	2,994,969
5.795%, 1/21/11 §(l)	5,195,000	5,223,728
HBOS plc
5.920%, 9/29/49 §(l)	5,200,000	4,876,898
HBOS Treasury Services plc
5.250%, 2/21/17 §	6,370,000	6,249,378
Industrial Bank of Korea
4.000%, 5/19/14 §(l)	2,215,000	2,153,859
Korea Development Bank
5.500%, 4/3/10 (l)	5,000,000	5,001,135
Landsbanki Islands hf
6.100%, 8/25/11 §	3,115,000	3,154,383
Lloyds TSB Group plc
6.267%, 12/31/49 §(l)	2,765,000	2,623,106
Regions Financing Trust II
6.625%, 5/15/47 (l)	4,180,000	3,998,450
Shinsei Finance II
7.160%, 7/29/49 §(l)	7,265,000	7,240,030
Societe Generale
5.922%, 12/31/49 §(l)	4,065,000	3,935,859
Standard Chartered plc
6.409%, 12/31/49 §(l)	5,500,000	5,244,888
SunTrust Preferred Capital I
5.853%, 12/31/49 (l)	5,565,000	5,531,415
VTB 24 Capital plc
6.180%, 12/7/09 (l)	5,000,000	5,025,000
VTB Capital S.A. (Vneshtorgbank)
6.110%, 9/21/07 §(l)	4,150,000	4,150,000
6.110%, 9/21/07 (l)(m)	2,150,000	2,151,505
5.955%, 8/1/08 §(l)	10,700,000	10,710,700
Woori Bank
5.750%, 3/13/14 §(l)	4,160,000	4,160,262
6.208%, 5/2/37 §(l)	3,530,000	3,380,413

		128,994,495

Consumer Finance (1.3%)
American General Finance Corp.
4.500%, 11/15/07	355,000	354,021
5.490%, 6/27/08 (l)	5,000,000	5,007,100
5.375%, 10/1/12	2,065,000	2,037,527
Capital One Capital III
7.686%, 8/15/36	1,685,000	1,735,366
Discover Financial Services
5.890%, 6/11/10 §(l)	6,950,000	6,949,083
International Lease Finance Corp.
5.580%, 5/24/10 (l)	2,715,000	2,721,266
4.875%, 9/1/10	1,210,000	1,186,225
SLM Corp.
5.435%, 1/25/08^ (l)	2,780,000	2,766,831
5.495%, 7/27/09 (l)	2,750,000	2,681,305

		25,438,724

Diversified Financial Services (4.0%)
Caterpillar Financial Services Corp.
5.408%, 8/11/09 (l)	4,000,000	4,001,212
CIT Group, Inc.
5.510%, 8/15/08 (l)	4,125,000	4,124,653
5.505%, 1/30/09^ (l)	4,065,000	4,058,419
General Electric Capital Corp.
5.410%, 5/19/08^ (l)	1,500,000	1,501,324
K2 Corp.
5.374%, 2/15/09 (l)	8,500,000	8,500,000
0.000%, 2/15/10 (l)	5,000,000	5,000,000
Kaupthing Bank hf
6.056%, 1/15/10 § (l)	7,575,000	7,655,083
5.750%, 10/4/11 § (l)	5,540,000	5,520,909
Lehman Brothers Holdings Capital Trust V
5.857%, 11/29/49 (l)	4,200,000	4,114,144
Links Finance LLC
5.610%, 9/15/08 §(l)	7,100,000	7,105,708
MUFG Capital Finance 1 Ltd.
6.346%, 7/29/49 (l)	2,625,000	2,579,262
Pemex Finance Ltd.
8.875%, 11/15/10	5,015,000	5,234,206
Pricoa Global Funding I
3.900%, 12/15/08 §	4,540,000	4,437,509
SMFG Preferred Capital 1 Ltd.
6.078%, 12/31/49 § (l)	4,385,000	4,218,414
Swiss Reinsurance Capital I LP
6.854%, 12/31/49 § (l)	6,880,000	6,920,620
TIAA Global Markets, Inc.
5.455%, 1/12/11 § (l)	2,000,000	2,001,844
ZFS Finance USA Trust II
6.450%, 12/15/65 § (l)	2,575,000	2,497,637

		79,470,944

Insurance (2.0%)
Financial Security Assurance Holdings Ltd.
6.400%, 12/15/66^ § (l)	1,180,000	1,097,242
Hartford Financial Services Group, Inc.
5.250%, 10/15/11	1,455,000	1,436,225
Liberty Mutual Group, Inc.
7.500%, 8/15/36 §	2,480,000	2,515,142
Lincoln National Corp.
7.000%, 5/17/66 (l)	4,295,000	4,407,014
MetLife, Inc.
6.400%, 12/15/36^	2,135,000	1,977,761
Monumental Global Funding II
3.900%, 6/15/09 §	2,735,000	2,655,753
Nationwide Financial Services, Inc.
6.750%, 5/15/37	1,480,000	1,408,411
Nationwide Life Global Funding I
5.410%, 10/9/09 § (l)	6,000,000	6,001,278
Protective Life Secured Trusts,
Series 05-A
5.436%, 1/14/08 (l)	1,820,000	1,821,086
Reinsurance Group of America, Inc.
6.750%, 12/15/65 (l)	3,035,000	2,957,914
Stingray Pass-Through Trust
5.902%, 1/12/15 §	4,000,000	3,836,802
Travelers Cos., Inc.
6.250%, 3/15/37 (l)	3,920,000	3,766,920
XL Capital Ltd.,
Series E
6.500%, 12/31/49 (l)	5,580,000	5,240,658

		39,122,206

Real Estate Management & Development (0.1%)
Socgen Real Estate Co. LLC
7.640%, 12/29/49 § (l)	1,250,000	1,256,067

Thrifts & Mortgage Finance (2.8%)
Countrywide Financial Corp.
5.580%, 3/24/09^ (l)	4,300,000	4,290,824
5.800%, 6/7/12	8,550,000	8,495,451
Northern Rock plc
5.485%, 10/19/07 § (l)	2,250,000	2,251,073
Residential Capital LLC
5.860%, 6/9/08^ (l)	3,250,000	3,217,061
6.125%, 11/21/08^	4,775,000	4,731,419
6.660%, 11/21/08 (l)	4,500,000	4,512,010
6.460%, 5/22/09 (l)	1,500,000	1,493,010
6.375%, 6/30/10	8,170,000	8,064,542
6.500%, 6/1/12^	1,975,000	1,931,175

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Sovereign Bancorp, Inc.
5.640%, 3/1/09 (l)	$2,100,000	$2,104,992
Washington Mutual Preferred Funding Delaware
6.534%, 12/31/49 §(l)	8,000,000	7,720,960
Washington Mutual Preferred Funding II
6.665%, 12/31/49 §(l)	4,400,000	4,200,394
Washington Mutual, Inc.
5.500%, 8/24/09 (l)	3,060,000	3,060,820

		56,073,731

Total Financials		428,769,570

Government Securities (57.2%)
Agency CMO (3.0%)
Federal Home Loan Mortgage Corp.
4.500%, 2/15/11 IO	298,500	449
5.000%, 10/15/23 IO	3,653,163	161,095
5.000%, 11/15/28	11,847,608	11,714,812
6.500%, 5/15/35	3,725,975	3,791,093
Federal National Mortgage Association
6.500%, 9/25/33	5,714,983	5,778,714
6.500%, 10/25/33	10,804,401	10,924,189
6.500%, 12/25/33	5,347,510	5,408,035
6.500%, 1/25/34	4,984,737	5,042,241
5.570%, 11/25/36 (l)	10,375,746	10,429,207
5.560%, 12/25/36 (l)	5,097,926	5,095,897
Government National Mortgage Association
5.500%, 4/20/25 IO	440,136	2,578
5.500%, 1/20/27 IO	1,329,037	29,355
5.500%, 10/20/27 IO	4,494,570	212,205

		58,589,870

Foreign Governments (1.6%)
Egypt Government AID Bonds
4.450%, 9/15/15	10,020,000	9,395,453
Russian Federation
12.750%, 6/24/28 (m)	4,275,000	7,532,422
Trinidad & Tobago Government International Bond
5.875%, 5/17/27	3,000,000	2,880,000
United Mexican States
6.055%, 1/13/09 (l)	7,125,000	7,160,625
8.000%, 9/24/22	3,985,000	4,774,030

		31,742,530

U.S. Government Agencies (46.9%)
Federal Home Loan Mortgage Corp.
6.750%, 3/15/31	6,560,000	7,507,586
6.000%, 2/1/35	2,039,395	2,024,235
5.839%, 11/1/36 (l)	3,279,348	3,288,849
5.000%, 7/15/37 TBA	10,750,000	10,074,771
5.500%, 7/15/37 TBA	90,000	86,794
5.000%, 8/15/37 TBA	8,700,000	8,150,813
5.500%, 8/15/37 TBA	52,040,000	50,169,787
Federal National Mortgage Association
4.750%, 3/12/10^	17,400,000	17,204,128
6.125%, 3/15/12^	26,270,000	27,167,278
4.625%, 10/15/13^	32,015,000	30,760,973
6.500%, 2/1/35	1,746,677	1,765,415
7.000%, 7/1/35	177,960	182,753
7.000%, 8/1/36	127,821	131,727
5.595%, 12/1/36 (l)	5	5
7.000%, 4/1/37	80,971,924	83,143,966
7.000%, 5/1/37	783,796	804,796
5.500%, 7/25/22 TBA	55,900,000	55,061,500
6.000%, 7/25/22 TBA	166,640,000	167,369,050
4.500%, 8/25/22 TBA	18,600,000	17,646,750
5.500%, 8/25/22 TBA	1,380,000	1,358,870
6.000%, 8/25/22 TBA	17,745,000	17,817,080
4.500%, 7/25/37 TBA	13,900,000	12,635,962
5.000%, 7/25/37 TBA	26,905,000	25,206,621
5.500%, 7/25/37 TBA	138,800,000	133,855,250
6.500%, 7/25/37 TBA	2,155,000	2,175,203
5.000%, 8/25/37 TBA	82,195,000	76,980,714
6.000%, 8/25/37 TBA	72,425,000	71,587,622
6.500%, 8/25/37 TBA	17,000,000	17,143,446
Government National Mortgage Association
5.500%, 7/15/37 TBA	2,450,000	2,377,264
6.000%, 7/15/37 TBA	49,975,000	49,709,533
6.500%, 7/15/37 TBA	30,775,000	31,255,859

		924,644,600

U.S. Treasuries (5.7%)
U.S. Treasury Bonds
4.750%, 5/31/12	920,000	912,813
8.875%, 2/15/19^#	8,745,000	11,565,263
7.250%, 8/15/22^	225,000	272,373
6.625%, 2/15/27^	10,875,000	12,739,040
6.375%, 8/15/27^	5,445,000	6,224,316
6.125%, 11/15/27^	1,147,000	1,278,367
6.125%, 8/15/29^	840,000	942,244
6.250%, 5/15/30^	18,150,000	20,744,887
4.500%, 2/15/36^	2,525,000	2,286,309
U.S. Treasury Notes
4.000%, 9/30/07	2,000,000	1,995,624
5.125%, 6/30/08^	2,880,000	2,882,701
4.875%, 5/15/09^	7,570,000	7,566,450
3.500%, 2/15/10^	70,000	67,610
4.500%, 2/28/11^	5,690,000	5,612,650
4.750%, 3/31/11^	4,555,000	4,529,733
4.875%, 4/30/11^	9,025,000	9,011,607
4.625%, 11/15/16^	9,310,000	9,022,703
4.625%, 2/15/17^	7,845,000	7,597,396
4.500%, 5/15/17 (l)	6,650,000	6,375,688

		111,627,774

Total Government Securities		1,126,604,774

Health Care (0.3%)
Health Care Providers & Services (0.3%)
UnitedHealth Group, Inc.
5.540%, 6/21/10 § (l)	5,900,000	5,898,702

Total Health Care		5,898,702

Industrials (0.1%)
Building Products (0.1%)
Owens Corning, Inc.
7.000%, 12/1/36 §	2,620,000	2,552,949

Total Industrials		2,552,949

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.
6.800%, 5/15/36^	4,595,000	4,759,023
Telefonica Emisiones S.A.U.
5.660%, 6/19/09 (l)	7,500,000	7,524,008
5.855%, 2/4/13	8,135,000	8,117,339
Verizon Communications, Inc.
5.350%, 2/15/11^	2,260,000	2,246,704
5.850%, 9/15/35	1,640,000	1,504,213
6.250%, 4/1/37^	1,000,000	964,227

		25,115,514

Wireless Telecommunication Services (0.7%)
America Movil S.A.B. de C.V.
5.460%, 6/27/08 § (l)	4,000,000	3,995,640
New Cingular Wireless Services, Inc.
8.125%, 5/1/12	1,270,000	1,396,421
8.750%, 3/1/31	1,710,000	2,131,720

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Sprint Nextel Corp.
6.000%, 12/1/16	$7,270,000	$6,896,722

		14,420,503

Total Telecommunication Services		39,536,017

Utilities (1.6%)
Electric Utilities (1.0%)
Appalachian Power Co.,
Series L
5.800%, 10/1/35	3,585,000	3,303,922
ITC Holdings Corp.
6.375%, 9/30/36 §	1,385,000	1,330,328
Ohio Power Co.
5.540%, 4/5/10 (l)	5,550,000	5,553,913
Pacificorp
4.300%, 9/15/08	1,550,000	1,529,373
TXU Electric Delivery Co.
5.735%, 9/16/08 § (l)	5,225,000	5,226,724
Virginia Electric & Power Co.
4.500%, 12/15/10	1,485,000	1,436,990

		18,381,250

Gas Utilities (0.1%)
Nakilat, Inc.
6.067%, 12/31/33^ §	2,700,000	2,530,062

Multi-Utilities (0.5%)
Dominion Resources, Inc.
6.300%, 3/15/33^	1,805,000	1,785,988
Series A
8.125%, 6/15/10	1,695,000	1,825,171
Series D
5.660%, 9/28/07 (l)	3,500,000	3,500,805
Series E
6.750%, 12/15/32	50,000	53,743
MidAmerican Energy Holdings Co.
6.125%, 4/1/36	3,295,000	3,183,309

		10,349,016

Total Utilities		31,260,328

Total Long-Term Debt Securities (121.7%) (Cost $2,417,924,915)		2,397,684,472

SHORT-TERM INVESTMENTS:
Commercial Paper (14.3%)
Atlantic Asset Securitization Corp.
5.12%, 7/18/07 (n)(p)	30,216,000	30,138,836
Cancara Asset Securities LLC
4.90%, 7/12/07 (n)(p)	31,250,000	31,199,024
Corporate Receivables Corp.
5.17%, 7/31/07 (n)(p)	23,750,000	23,644,750
Crown Point Capital Co. LLC,
Series A
4.69%, 7/18/07 §(p)	13,250,000	13,218,998
DaimlerChrysler Revolving Auto Conduit LLC,
Series I
5.26%, 8/17/07 (p)	31,000,000	30,785,878
Ebbets Funding LLC
5.14%, 7/6/07 §(p)	30,500,000	30,473,890
Lexington Parker Capital Corp.
5.22%, 7/9/07 §(p)	25,750,000	25,716,453
Newport Funding Corp.
4.74%, 7/20/07 (n)(p)	13,250,000	13,215,166
Ranger Funding Co. LLC
5.10%, 7/17/07 (n)(p)	21,250,000	21,198,958
Scaldis Capital Ltd.
5.10%, 7/10/07 (n)(p)	31,214,000	31,169,881
Sheffield Receivables Corp.
5.13%, 7/25/07 (n)(p)	31,750,000	31,637,315

Total Commercial Paper		282,399,149

Government Securities (2.2%)
Federal Home Loan Bank
4.80%, 7/2/07 (o)(p)	21,500,000	21,494,266
Federal National Mortgage Association
4.95%, 7/2/07 (o)(p)	21,285,000	21,279,147

Total Government Securities		42,773,413

Short-Term Investments of Cash Collateral for Securities Loaned (7.6%)
Amsterdam Funding Corp.
5.35%, 7/2/07	4,997,771	4,997,771
Atlantic Asset Securitization LLC
5.37%, 7/2/07	4,997,763	4,997,763
Beta Finance, Inc.
5.37%, 1/15/08 (l)	5,000,000	5,000,000
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	5,000,000	5,000,000
CAM U.S. Finance S.A. Unipersonal
5.41%, 2/2/09 (l)	5,000,000	5,000,000
CC USA, Inc.
5.38%, 2/20/08 (l)	9,498,566	9,498,566
Charta LLC
5.37%, 7/2/07	4,997,763	4,997,763
Citigroup Global Markets, Inc.
5.45%, 7/6/07 (l)	5,000,000	5,000,000
Dorada Finance, Inc.
5.37%, 1/14/08 (l)	8,000,000	8,000,000
Dresdner U.S. Finance, Inc.
5.33%, 7/2/07	4,997,779	4,997,779
Goldman Sachs Group, Inc.
5.50%, 7/29/08 (l)	10,000,000	10,000,000
Intesa Funding LLC
5.33%, 7/2/07	999,556	999,556
K2 (USA) LLC
5.38%, 6/10/08 (l)	9,997,497	9,997,497
Merrill Lynch & Co., Inc.
5.38%, 5/8/09 (l)	4,000,000	4,000,000
Monumental Global Funding II
5.40%, 3/26/10 (l)	3,000,000	3,000,000
Morgan Stanley
5.56%, 7/29/08 (l)	5,000,000	5,000,000
New York Life Insurance Co.
5.41%, 9/28/07 (l)	6,000,000	6,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	17,295,967	17,295,967
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	7,000,000	7,000,000
Tango Finance Corp.
5.38%, 6/25/09 (l)	1,998,550	1,998,550
Total Capital S.A.
5.34%, 7/2/07	4,997,775	4,997,775
Unicredito Italiano Bank (Ireland) plc
5.34%, 7/29/08 (l)	16,000,000	16,000,000
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	1,999,807	1,999,807
Wells Fargo & Co.
5.49%, 6/26/09 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		150,778,794

Total Short-Term Investments (24.1%) (Cost/Amortized Cost $475,968,218)		475,951,356

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)
Federal Funds Interest Rate Futures
July 2007@ $94.75*	623	$6,490
July 2007@ $94.8125*	442	110,509
U.S. 5 Year Treasury Note Futures
July 2007@ $104.00*	238	78,094
July 2007@ $104.50*	110	67,031
U.S. 10 Year Treasury Note Futures
August 2007@ $104.00*	125	27,344
August 2007@ $101.00*	125	3,906

Total Options Purchased (0.0%) (Cost $305,206)		293,374

Total Investments Before Options Written and Securities Sold Short (145.8%) (Cost/Amortized Cost $2,894,198,339)		2,873,929,202

OPTIONS WRITTEN:
Put Options Written (-0.0%)
U.S. 5 Year Treasury Note Futures
July 2007@ $103.50*	(220)	(34,375)
July 2007@ $103.00*	(476)	(29,750)
U.S. 10 Year Treasury Note Futures
August 2007@ $102.00*	(125)	(7,812)
August 2007@ $103.00*	(125)	(13,672)

Total Options Written (-0.0%) (Premiums Received $111,866)		(85,609)

Total Investments Before Securities Sold Short (145.8%) (Cost/Amortized Cost $2,894,086,473)		2,873,843,593

SECURITIES SOLD SHORT:
U.S. Government Agency (-0.6%)
Federal National Mortgage Association
7.00%, 7/25/37 TBA (Proceeds Received $11,929,875)	(11,600,000)	(11,908,119)

Total Investments after Options Written and Securities Sold Short (145.2%) (Cost/Amortized Cost $2,882,156,598)		2,861,935,474
Other Assets Less Liabilities (-45.2%)		(891,403,029)

Net Assets (100%)		$1,970,532,445

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2007, the market value of these securities amounted to $351,458,615 or 17.84% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2007. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2007.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO	— Collateralized Mortgage Obligation
IO	— Interest only
TBA	— Security is subject to delayed delivery.

At June 30, 2007 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/07	Unrealized Appreciation/ (Depreciation)
Purchase
British Pound 90-Day Sterling	208	September-07	$44,140,729	$43,326,444	$(814,285)
Japanese Yen 10 Year	3	September-07	3,202,208	3,216,487	14,279
U.S. Treasury Bonds	308	September-07	32,855,550	33,187,000	331,450
U.S. 2 Year Treasury Notes	720	September-07	146,619,219	146,722,500	103,281
U.S. 5 Year Treasury Notes	210	September-07	21,828,697	21,856,406	27,709

					$(337,566)

Sales
EURO Dollar	230	September-07	$34,769,443	$34,475,755	$293,688
U.S. 10 Year Treasury Notes	136	September-07	14,356,401	14,375,625	(19,224)

					$274,464

					$(63,102)

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Options written for the six months ended June 30, 2007 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2007	39	$28,327
Options Written	1,608	120,290
Options Terminated in Closing Purchase Transactions	(351)	(32,297)
Options Expired	(350)	(4,454)
Options Exercised	—	—

Options Outstanding—June 30, 2007	946	$111,866

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$5,265,783,093
Long-term U.S. Treasury securities	125,695,123

$5,391,478,216

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,905,362,214
Long-term U.S. Treasury securities	152,265,237

$5,057,627,451

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$5,068,483
Aggregate gross unrealized depreciation	(25,421,856)

Net unrealized depreciation	$(20,353,373)

Federal income tax cost of investments	$2,894,282,575

At June 30, 2007, the Portfolio had loaned securities with a total value of $205,788,181. This was secured by collateral of $150,778,794 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $58,542,049 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $13,899,800 of which $4,514,245 expires in the year 2013, and $9,385,555 expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.8%)
Hotels, Restaurants & Leisure (0.7%)
Royal Caribbean Cruises Ltd.^	115,700	$4,972,786

Household Durables (0.7%)
Toll Brothers, Inc.*^	205,089	5,123,123

Media (4.6%)
News Corp., Class A	381,300	8,087,373
R.H. Donnelley Corp.*^	71,054	5,384,472
Time Warner Cable, Inc., Class A*	194,300	7,610,731
Time Warner, Inc.	170,700	3,591,528
Walt Disney Co.	186,100	6,353,454

		31,027,558

Multiline Retail (1.4%)
Dollar General Corp.	279,700	6,131,024
Kohl’s Corp.*	47,800	3,395,234

		9,526,258

Specialty Retail (1.4%)
Advance Auto Parts, Inc.^	82,000	3,323,460
Staples, Inc.	250,100	5,934,873

		9,258,333

Total Consumer Discretionary		59,908,058

Consumer Staples (6.9%)
Beverages (0.5%)
Constellation Brands, Inc., Class A*^	151,704	3,683,373

Food & Staples Retailing (1.3%)
SUPERVALU, Inc.	103,500	4,794,120
Wal-Mart Stores, Inc.	90,100	4,334,711

		9,128,831

Food Products (0.5%)
Kellogg Co.	59,500	3,081,505

Household Products (3.4%)
Colgate-Palmolive Co.	75,000	4,863,750
Procter & Gamble Co.	298,000	18,234,620

		23,098,370

Tobacco (1.2%)
Altria Group, Inc.	116,300	8,157,282

Total Consumer Staples		47,149,361

Energy (11.7%)
Energy Equipment & Services (0.7%)
Halliburton Co.	140,043	4,831,484

Oil, Gas & Consumable Fuels (11.0%)
Chevron Corp.	161,800	13,630,032
ConocoPhillips	163,300	12,819,050
EOG Resources, Inc.	46,900	3,426,514
Exxon Mobil Corp.	361,600	30,331,008
Occidental Petroleum Corp.	188,300	10,898,804
XTO Energy, Inc.	60,000	3,606,000

		74,711,408

Total Energy		79,542,892

Financials (30.5%)
Capital Markets (3.4%)
Bear Stearns Cos., Inc.	32,600	4,564,000
Morgan Stanley	104,600	8,773,848
TD Ameritrade Holding Corp.*^	474,800	9,496,000

		22,833,848

Commercial Banks (5.9%)
BB&T Corp.	110,400	4,491,072
TCF Financial Corp.^	114,200	3,174,760
U.S. Bancorp.	130,500	4,299,975
Wachovia Corp.	274,200	14,052,750
Wells Fargo & Co.	400,200	14,075,034

		40,093,591

Consumer Finance (0.9%)
Capital One Financial Corp.	81,800	6,416,392

Diversified Financial Services (9.1%)
Bank of America Corp.	642,979	31,435,243
CIT Group, Inc.	40,600	2,226,098
Citigroup, Inc.	554,200	28,424,918

		62,086,259

Insurance (6.4%)
Ambac Financial Group, Inc.	54,406	4,743,659
American International Group, Inc.	39,600	2,773,188
Assurant, Inc.^	43,300	2,551,236
Genworth Financial, Inc., Class A	394,900	13,584,560
Hartford Financial Services Group, Inc.	74,800	7,368,548
MBIA, Inc.^	101,600	6,321,552
MetLife, Inc.	93,600	6,035,328

		43,378,071

Real Estate Investment Trusts (REITs) (1.1%)
Equity Residential (REIT)	58,400	2,664,792
Mack-Cali Realty Corp. (REIT)^	75,300	3,274,797
Public Storage, Inc. (REIT)	20,600	1,582,492

		7,522,081

Thrifts & Mortgage Finance (3.7%)
Countrywide Financial Corp.	108,500	3,943,975
Freddie Mac	227,500	13,809,250
MGIC Investment Corp.^	133,300	7,579,438

		25,332,663

Total Financials		207,662,905

Health Care (7.1%)
Health Care Providers & Services (1.1%)
WellPoint, Inc.*	97,500	7,783,425

Pharmaceuticals (6.0%)
Abbott Laboratories	114,700	6,142,185
Merck & Co., Inc.	236,100	11,757,780
Pfizer, Inc.	143,900	3,679,523
Schering-Plough Corp.	129,500	3,941,980
Sepracor, Inc.*^	35,700	1,464,414
Wyeth	237,300	13,606,782

		40,592,664

Total Health Care		48,376,089

Industrials (9.7%)
Aerospace & Defense (0.4%)
Spirit Aerosystems Holdings, Inc., Class A*	81,500	2,938,075

Industrial Conglomerates (4.5%)
General Electric Co.	615,200	23,549,856
Tyco International Ltd.	188,000	6,710,540

		30,260,396

Machinery (2.4%)
Caterpillar, Inc.	22,500	1,761,750
Dover Corp.	111,200	5,687,880
Joy Global, Inc.^	93,300	5,442,189
Kennametal, Inc.	45,200	3,707,756

		16,599,575

Road & Rail (2.4%)
Burlington Northern Santa Fe Corp.	47,100	4,010,094
Hertz Global Holdings, Inc.*^	113,200	3,007,724

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Norfolk Southern Corp.	170,100	$8,942,157

		15,959,975

Total Industrials		65,758,021

Information Technology (5.6%)
Communications Equipment (2.0%)
Cisco Systems, Inc.*	64,800	1,804,680
Corning, Inc.*	274,100	7,003,255
Motorola, Inc.	261,800	4,633,860

		13,441,795

Computers & Peripherals (0.7%)
International Business Machines Corp.	44,300	4,662,575

Electronic Equipment & Instruments (0.5%)
Arrow Electronics, Inc.*	81,000	3,112,830

Internet Software & Services (0.4%)
Yahoo!, Inc.*	98,700	2,677,731

IT Services (0.4%)
Western Union Co.	133,500	2,780,805

Semiconductors & Semiconductor Equipment (1.0%)
Broadcom Corp., Class A*	114,100	3,337,425
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	319,288	3,553,675

		6,891,100

Software (0.6%)
Symantec Corp.*	219,200	4,427,840

Total Information Technology		37,994,676

Materials (4.6%)
Chemicals (2.3%)
Dow Chemical Co.	57,300	2,533,806
Praxair, Inc.	78,600	5,658,414
Rohm & Haas Co.	139,400	7,622,392

		15,814,612

Containers & Packaging (0.4%)
Ball Corp.	47,400	2,520,258

Metals & Mining (0.9%)
Alcoa, Inc.	148,300	6,010,599

Paper & Forest Products (1.0%)
Domtar Corp.*^	629,068	7,020,399

Total Materials		31,365,868

Telecommunication Services (6.2%)
Diversified Telecommunication Services (4.8%)
AT&T, Inc.	175,200	7,270,800
Verizon Communications, Inc.	611,100	25,158,987

		32,429,787

Wireless Telecommunication Services (1.4%)
Crown Castle International Corp.*	184,084	6,676,727
Sprint Nextel Corp.	153,500	3,178,985

		9,855,712

Total Telecommunication Services		42,285,499

Utilities (5.9%)
Electric Utilities (2.8%)
Edison International	165,200	9,271,024
FirstEnergy Corp.	76,600	4,958,318
Sierra Pacific Resources*	265,400	4,660,424

		18,889,766

Multi-Utilities (3.1%)
CMS Energy Corp.	205,800	3,539,760
Consolidated Edison, Inc.^	85,200	3,844,224
Dominion Resources, Inc.	83,100	7,172,361
SCANA Corp.^	74,400	2,848,776
Xcel Energy, Inc.^	172,900	3,539,263

		20,944,384

Total Utilities		39,834,150

Total Common Stocks (97.0%) (Cost $586,435,307)		659,877,519

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (2.7%)
Federal Home Loan Bank
4.80%, 7/2/07 (o)(p)	$9,300,000	9,297,520
Federal National Mortgage Association
4.95%, 7/2/07 (o)(p)	9,246,000	9,243,458

Total Government Securities		18,540,978

Short-Term Investments of Cash Collateral for Securities Loaned (5.3%)
Citigroup Global Markets, Inc.
5.45%, 7/6/07 (l)	2,000,000	2,000,000
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	2,000,000	2,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	31,002,654	31,002,654
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	1,000,000	1,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		36,002,654

Total Short-Term Investments (8.0%) (Cost/Amortized Cost $54,546,143)		54,543,632

Total Investments before Securities Sold Short (105.0%) (Cost/Amortized Cost $640,981,450)		714,421,151

	Number of Shares
SECURITIES SOLD SHORT:
Health Care (-0.2%)
Health Care Equipment & Services (-0.2%)
Covidien Ltd. (When Issued)* (Proceeds Received $1,647,673)	(37,800)	(1,629,180)

Total Investments (104.8%) (Cost/Amortized Cost $639,333,777)		712,791,971
Other Assets Less Liabilities (-4.8%)		(32,628,730)

Net Assets (100%)		$680,163,241

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2007.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR	— American Depositary Receipt

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$272,709,029
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$287,609,230

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,831,409
Aggregate gross unrealized depreciation	(6,264,085)

Net unrealized appreciation	$71,567,324

Federal income tax cost of investments	$642,853,827

At June 30, 2007, the Portfolio had loaned securities with a total value of $34,985,384. This was secured by collateral of $36,002,654 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2007, the Portfolio incurred approximately $980 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (30.1%)
Automobiles (0.6%)
General Motors Corp.^	32,200	$1,217,160

Household Durables (3.0%)
Beazer Homes USA, Inc.^	17,800	439,126
Centex Corp.	67,100	2,690,710
Pulte Homes, Inc.^	118,200	2,653,590
Ryland Group, Inc.^	26,200	979,094

		6,762,520

Internet & Catalog Retail (12.9%)
Amazon.com, Inc.*	243,600	16,664,676
Expedia, Inc.*	206,100	6,036,669
IAC/InterActiveCorp.*	180,100	6,233,261

		28,934,606

Leisure Equipment & Products (2.9%)
Eastman Kodak Co.^	232,500	6,470,475

Media (4.4%)
DIRECTV Group, Inc.*	185,900	4,296,149
Time Warner, Inc.	258,700	5,443,048

		9,739,197

Multiline Retail (4.0%)
Sears Holdings Corp.*^	52,900	8,966,550

Specialty Retail (2.3%)
Home Depot, Inc.	129,700	5,103,695

Total Consumer Discretionary		67,194,203

Financials (14.0%)
Consumer Finance (1.7%)
Capital One Financial Corp.	47,600	3,733,744

Diversified Financial Services (6.9%)
Citigroup, Inc.	113,900	5,841,931
JPMorgan Chase & Co.	200,600	9,719,070

		15,561,001

Insurance (2.4%)
American International Group, Inc.	76,600	5,364,298

Thrifts & Mortgage Finance (3.0%)
Countrywide Financial Corp.	182,500	6,633,875

Total Financials		31,292,918

Health Care (11.7%)
Health Care Providers & Services (10.1%)
Aetna, Inc.	175,300	8,659,820
Health Net, Inc.*	77,800	4,107,840
UnitedHealth Group, Inc.	193,600	9,900,704

		22,668,364

Pharmaceuticals (1.6%)
Pfizer, Inc.	140,500	3,592,585

Total Health Care		26,260,949

Industrials (7.6%)
Industrial Conglomerates (7.6%)
General Electric Co.	113,600	4,348,608
Tyco International Ltd.*	371,400	12,549,606

Total Industrials		16,898,214

Information Technology (21.0%)
Communications Equipment (2.3%)
Cisco Systems, Inc.*	128,900	3,589,865
Motorola, Inc.	83,500	1,477,950

		5,067,815

Computers & Peripherals (4.7%)
Hewlett-Packard Co.	94,200	4,203,204
International Business Machines Corp.	32,100	3,378,525
Seagate Technology	134,300	2,923,711

		10,505,440

Internet Software & Services (11.2%)
eBay, Inc.*	195,100	6,278,318
Google, Inc., Class A*	21,650	11,331,177
Yahoo!, Inc.*	277,400	7,525,862

		25,135,357

Software (2.8%)
CA, Inc.	112,400	2,903,292
Electronic Arts, Inc.*	71,300	3,373,916

		6,277,208

Total Information Technology		46,985,820

Telecommunication Services (9.8%)
Diversified Telecommunication Services (4.6%)
Qwest Communications International, Inc.*	1,054,900	10,232,530

Wireless Telecommunication Services (5.2%)
Sprint Nextel Corp.	560,100	11,599,671

Total Telecommunication Services		21,832,201

Utilities (5.2%)
Independent Power Producers & Energy Traders (5.2%)
AES Corp.*	531,200	11,622,656

Total Utilities		11,622,656

Total Common Stocks (99.4%) (Cost $198,168,338)		222,086,961

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.8%)
CDC Financial Products, Inc.
5.43%, 8/29/07 (l)	$250,000	250,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	14,138,326	14,138,326
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	750,000	750,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		15,138,326

Time Deposit (0.9%)
JPMorgan Chase Nassau
4.76%, 7/2/07	2,160,051	2,160,051

Total Short-Term Investments (7.7%) (Amortized Cost $17,298,377)		17,298,377

Total Investments (107.1%) (Cost/Amortized Cost $215,466,715)		239,385,338
Other Assets Less Liabilities (-7.1%)		(15,822,478)

Net Assets (100%)		$223,562,860

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$27,026,509
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$18,549,603
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$30,142,130
Aggregate gross unrealized depreciation	(6,311,309)

Net unrealized appreciation	$23,830,821

Federal income tax cost of investments	$215,554,517

At June 30, 2007, the Portfolio had loaned securities with a total value of $14,693,356. This was secured by collateral of $15,138,326 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (20.3%)
Asset-Backed Securities (15.1%)
Accredited Mortgage Loan Trust,
Series 07-1 A1
5.370%, 2/25/37 (l)	$7,106,058	$7,106,036
ACE Securities Corp.,
Series 06-NC3 A2A
5.370%, 12/25/36 (l)	4,757,727	4,757,714
American Express Credit Account Master Trust,
Series 01-5 A
5.500%, 11/15/10 (l)	7,740,000	7,752,188
Bear Stearns Asset Backed Securities Trust,
Series 05-HE12 1A1
5.420%, 12/25/35 (l)	1,705,806	1,706,115
Series 06-HE10 21A1
5.390%, 12/25/36 (l)	3,640,558	3,638,616
Carrington Mortgage Loan Trust,
Series 06-NC5 A1
5.370%, 1/25/37 (l)	5,177,564	5,177,246
Series 07-RFC1 A1
5.370%, 12/25/36 (l)	6,184,731	6,184,713
Chase Issuance Trust,
Series 05-A1 A1
5.330%, 12/15/10 (l)	6,685,000	6,686,555
Citibank Credit Card Issuance Trust,
Series 01-A1 A1
5.526%, 2/7/10 (l)	7,900,000	7,908,825
Series 03-A1 A1
5.456%, 1/15/10 (l)	7,030,000	7,034,835
Series 05-A9 A9
5.100%, 11/20/17	5,000,000	4,810,882
Countrywide Asset-Backed Certificates,
Series 06-19 2A1
5.380%, 3/25/37 (l)	1,428,317	1,428,313
Series 06-22 2A1
5.370%, 5/25/37 (l)	4,068,056	4,072,249
Series 06-25 2A1
5.390%, 6/25/37 (l)	6,026,295	6,025,882
Series 06-26 2A1
5.400%, 6/25/37 (l)	3,533,955	3,533,945
Series 07-6 2A1
5.420%, 9/25/37 (l)	6,803,744	6,797,212
Series 07-7 2A1
5.400%, 10/25/37 (l)	6,497,855	6,498,965
Discover Card Master Trust I,
Series 03-2 A
5.450%, 8/15/10 (l)	6,785,000	6,791,377
Ford Credit Auto Owner Trust,
Series 06-B A2A
5.420%, 7/15/09	5,124,413	5,125,737
MBNA Credit Card Master Note Trust,
Series 02-A13 A
5.450%, 5/17/10 (l)	6,635,000	6,639,629
Morgan Stanley ABS Capital I,
Series 06-HE8 A2A
5.370%, 10/25/36 (l)	4,102,629	4,100,673
Series 07-HE4 A2A
5.430%, 2/25/37 (l)	8,782,272	8,781,591
Series 07-NC1 A2A
5.370%, 11/25/36 (l)	5,143,569	5,140,903
Nationstar Home Equity Loan Trust,
Series 06-B AV1
6.020%, 9/25/36 (l)	3,001,670	3,001,663
New Century Home Equity Loan Trust,
Series 05-3 A2B
5.500%, 7/25/35 (l)	1,217,598	1,217,528
Option One Mortgage Loan Trust,
Series 07-5 2A1
5.410%, 5/25/37 (l)	6,816,774	6,816,753
Residential Asset Mortgage Products, Inc.,
Series 06-EFC2 A1
5.380%, 12/25/36 (l)	4,154,037	4,154,505
Structured Asset Securities Corp.,
Series 06-BC6 A2
5.400%, 1/25/37 (l)	4,817,489	4,817,133

		147,707,783

Non-Agency CMO (5.2%)
BNC Mortgage Loan Trust,
Series 07-3 A2
5.380%, 7/25/37 (l)	6,760,000	6,760,000
Citigroup Commercial Mortgage Trust,
Series 06-C4 A3
5.914%, 3/15/49 (l)	5,000,000	4,979,356
Countrywide Alternative Loan Trust,
Series 06-OC8 2A1A
5.410%, 11/25/36 (l)	5,128,282	5,129,789
Series 06-OC10 2A1
5.410%, 11/25/36 (l)	3,550,175	3,548,977
Series 06-OC11 2A1
5.420%, 1/25/37 (l)	4,843,932	4,843,300
CW Capital Cobalt Ltd.,
Series 06-C1 A4
5.223%, 8/15/48	4,000,000	3,805,919
GS Mortgage Securities Corp. II,
Series 07-GG10 A4
5.993%, 8/10/45 (l)	6,350,000	6,338,691
LB-UBS Commercial Mortgage Trust,
Series 05-C3 A5
4.739%, 7/15/30^	10,000,000	9,341,683
Wachovia Bank Commercial Mortgage Trust,
Series 07-C32 A3
5.741%, 6/15/49 (l)	6,175,000	6,108,063

		50,855,778

Total Asset-Backed and Mortgage-Backed Securities		198,563,561

Consumer Discretionary (2.4%)
Media (2.4%)
Comcast Corp.
7.050%, 3/15/33^	3,500,000	3,612,462
Historic TW, Inc.
6.625%, 5/15/29^	8,500,000	8,253,007
News America Holdings, Inc.
7.700%, 10/30/25	3,500,000	3,872,337
News America, Inc.
6.400%, 12/15/35	3,800,000	3,618,786
TCI Communications, Inc.
7.875%, 2/15/26	4,000,000	4,458,788

Total Consumer Discretionary		23,815,380

Energy (2.1%)
Energy Equipment & Services (0.4%)
Halliburton Co.
8.750%, 2/15/21	2,800,000	3,432,114

Oil, Gas & Consumable Fuels (1.7%)
Anadarko Finance Co., Series B
7.500%, 5/1/31	2,750,000	2,954,715
Anadarko Petroleum Corp.
6.450%, 9/15/36	6,500,000	6,251,875
ConocoPhillips Canada Funding Co.
5.950%, 10/15/36	1,920,000	1,862,880

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
ConocoPhillips Holding Co.
6.950%, 4/15/29	$625,000	$682,102
EnCana Corp.
6.500%, 8/15/34	2,500,000	2,514,730
Valero Energy Corp.
6.625%, 6/15/37	2,625,000	2,612,907

		16,879,209

Total Energy		20,311,323

Financials (9.1%)
Capital Markets (0.8%)
Goldman Sachs Group, Inc.
6.125%, 2/15/33	3,000,000	2,861,613
Morgan Stanley
6.250%, 8/9/26^	4,500,000	4,482,531

		7,344,144

Commercial Banks (3.5%)
Barclays Bank plc
5.926%, 9/29/49 § (l)	7,200,000	6,958,433
Depfa ACS Bank
5.125%, 3/16/37 §	9,625,000	8,819,493
First Union National Bank of Florida
6.180%, 2/15/36	5,000,000	5,147,690
HSBC Holdings plc
7.625%, 5/17/32	1,000,000	1,156,857
Societe Generale
5.922%, 12/31/49 § (l)	3,700,000	3,582,455
SunTrust Capital VIII
6.100%, 12/15/36 (l)	1,620,000	1,483,525
UBS/New York
7.750%, 9/1/26	2,000,000	2,356,568
Wells Fargo Bank N.A.
5.950%, 8/26/36^	4,300,000	4,216,120

		33,721,141

Consumer Finance (0.1%)
SLM Corp.
5.655%, 1/27/14 (l)	1,575,000	1,366,030

Diversified Financial Services (2.6%)
Bank of America N.A.
5.300%, 3/15/17	5,275,000	5,037,018
6.100%, 6/15/17	3,650,000	3,691,366
6.000%, 10/15/36^	4,200,000	4,053,781
Citigroup, Inc.
5.850%, 12/11/34^	7,425,000	7,093,377
6.125%, 8/25/36	1,700,000	1,669,261
5.875%, 5/29/37	1,300,000	1,239,351
ZFS Finance USA Trust V
6.500%, 5/9/37 § (l)	2,775,000	2,683,827

		25,467,981

Insurance (2.1%)
Chubb Corp.
6.000%, 5/11/37	3,275,000	3,117,902
Liberty Mutual Group, Inc.
6.500%, 3/15/35^ §	3,000,000	2,729,115
MetLife, Inc.
5.700%, 6/15/35	4,000,000	3,696,596
6.400%, 12/15/36^	2,815,000	2,607,681
Progressive Corp.
6.700%, 6/15/37 (l)	1,600,000	1,590,190
Prudential Financial, Inc.
5.900%, 3/17/36	1,500,000	1,416,867
5.700%, 12/14/36	1,125,000	1,030,858
Travelers Cos., Inc.
6.250%, 3/15/37 (l)	2,050,000	1,969,945
6.250%, 6/15/37	2,450,000	2,372,470

		20,531,624

Total Financials		88,430,920

Government Securities (71.9%)
Agency CMO (4.5%)
Federal Home Loan Mortgage Corp.
4.500%, 4/15/19	4,850,000	4,484,954
5.500%, 12/15/35	5,430,000	5,145,870
5.000%, 1/15/36	14,705,755	12,484,020
Federal National Mortgage Association
5.500%, 6/25/18	2,593,846	2,586,612
4.500%, 9/25/18	5,340,000	4,982,338
5.500%, 5/25/35	13,212,000	12,401,513
5.000%, 7/1/36 IO	8,847,019	2,064,806

		44,150,113

Foreign Governments (0.5%)
Province of British Columbia
7.250%, 9/1/36	1,000,000	1,221,806
United Mexican States
6.750%, 9/27/34	3,300,000	3,519,450

		4,741,256

U.S. Government Agencies (12.4%)
Federal Farm Credit Bank
6.890%, 9/12/25	10,750,000	12,439,696
Federal National Mortgage Association
5.850%, 9/1/21	3,113,644	3,169,998
6.390%, 8/1/24	790,660	824,715
6.250%, 5/15/29^	23,900,000	25,846,966
6.625%, 11/15/30^	16,850,000	18,989,124
5.000%, 2/1/36	16,121,819	15,147,168
6.000%, 10/1/36	20,038,694	19,835,454
5.000%, 7/25/37 TBA	3,500,000	3,279,062
5.500%, 7/25/37 TBA	15,600,000	15,044,250
Tennessee Valley Authority STRIPS
5.600%, 11/1/25 PO	17,750,000	6,444,137

		121,020,570

U.S. Treasuries (54.5%)
U.S. Treasury Bonds
8.750%, 8/15/20^	78,175,000	104,400,289
6.250%, 8/15/23^	224,455,000	249,232,812
6.250%, 5/15/30^	2,900,000	3,314,610
4.500%, 2/15/36	46,480,000	42,086,199
4.750%, 2/15/37^	77,795,000	73,352,205
U.S. Treasury Notes
4.750%, 5/31/12	9,000,000	8,929,692
U.S. Treasury STRIPS
8/15/21^IO	23,525,000	11,224,530
11/15/27^ PO	115,925,000	40,420,150

		532,960,487

Total Government Securities		702,872,426

Health Care (2.0%)
Health Care Providers & Services (0.6%)
UnitedHealth Group, Inc.
5.800%, 3/15/36^	3,500,000	3,221,029
WellPoint, Inc.
5.850%, 1/15/36^	1,875,000	1,710,924
6.375%, 6/15/37^	975,000	962,569

		5,894,522

Pharmaceuticals (1.4%)
Bristol-Myers Squibb Co.
5.875%, 11/15/36	2,360,000	2,226,344
Eli Lilly & Co.
5.550%, 3/15/37	5,385,000	4,961,750

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Teva Pharmaceutical Finance LLC
6.150%, 2/1/36	$2,000,000	$1,869,558
Wyeth
6.000%, 2/15/36	3,000,000	2,892,657
5.950%, 4/1/37	1,500,000	1,433,524

		13,383,833

Total Health Care		19,278,355

Industrials (0.7%)
Aerospace & Defense (0.3%)
Honeywell International, Inc.
5.700%, 3/15/37	2,010,000	1,851,224
United Technologies Corp.
6.050%, 6/1/36	1,300,000	1,287,644

		3,138,868

Industrial Conglomerates (0.4%)
3M Co.
5.700%, 3/15/37	4,125,000	3,970,659

Total Industrials		7,109,527

Materials (0.8%)
Metals & Mining (0.8%)
Alcoa, Inc.
5.870%, 2/23/22	1,425,000	1,352,509
Falconbridge Ltd.
6.200%, 6/15/35	3,500,000	3,346,703
Teck Cominco Ltd.
6.125%, 10/1/35	3,500,000	3,236,352

Total Materials		7,935,564

Telecommunication Services (3.5%)
Diversified Telecommunication Services (3.0%)
AT&T Corp.
8.000%, 11/15/31	3,000,000	3,565,740
AT&T, Inc.
6.800%, 5/15/36	1,400,000	1,449,974
France Telecom S.A.
8.500%, 3/1/31	2,000,000	2,512,994
Sprint Capital Corp.
6.875%, 11/15/28	2,000,000	1,903,726
8.750%, 3/15/32	2,500,000	2,807,825
Telecom Italia Capital S.A.
6.000%, 9/30/34^	4,500,000	4,054,158
Telefonica Emisiones S.A.U.
7.045%, 6/20/36	4,500,000	4,660,097
Verizon Communications, Inc.
6.250%, 4/1/37^	4,600,000	4,435,444
Verizon Global Funding Corp.
7.750%, 12/1/30	3,500,000	3,920,571

		29,310,529

Wireless Telecommunication Services (0.5%)
Vodafone Group plc
7.875%, 2/15/30	2,500,000	2,797,505
6.150%, 2/27/37	1,900,000	1,767,551

		4,565,056

Total Telecommunication Services		33,875,585

Utilities (1.9%)
Electric Utilities (1.0%)
Cleveland Electric Illuminating Co.
5.950%, 12/15/36	2,500,000	2,304,293
Florida Power & Light Co.
5.400%, 9/1/35	2,500,000	2,264,805
MidAmerican Energy Co.
5.800%, 10/15/36	1,550,000	1,463,975
Virginia Electric & Power Co.
6.000%, 5/15/37	3,700,000	3,535,335

		9,568,408

Multi-Utilities (0.9%)
Dominion Resources, Inc.
5.950%, 6/15/35	2,000,000	1,875,338
Energy East Corp.
6.750%, 7/15/36	3,500,000	3,626,108
Midamerican Energy Holdings Co.
5.950%, 5/15/37 §	3,950,000	3,722,717

		9,224,163

Total Utilities		18,792,571

Total Long-Term Debt Securities (114.7%) (Cost $1,136,781,036)		1,120,985,212

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (21.0%)
Amsterdam Funding Corp.
5.35%, 7/2/07	4,997,771	4,997,771
Anglo Irish Bank Corp. plc
5.37%, 8/6/07	7,790,800	7,790,800
ANZ National Bank Ltd.
5.37%, 3/6/09 (l)	9,995,404	9,995,404
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	7,000,000	7,000,000
Bank of Montreal/Chicago
5.37%, 3/12/09 (l)	7,000,000	7,000,000
BBVA Senior Finance S.A.
5.41%, 3/12/10 (l)	6,000,000	6,000,000
BCP Finance Bank Ltd.
5.37%, 7/29/08 (l)	10,000,000	10,000,000
Bear Stearns Cos., Inc.
5.38%, 12/28/07 (l)	5,000,000	5,000,000
Beta Finance, Inc.
5.39%, 2/17/09 (l)	4,996,860	4,996,860
Citigroup Global Markets, Inc.
5.45%, 7/6/07 (l)	5,000,000	5,000,000
Comerica Bank
5.35%, 6/19/09 (l)	5,000,934	5,000,934
5.38%, 8/7/08 (l)	6,997,034	6,997,034
Dresdner U.S. Finance, Inc.
5.33%, 7/2/07	4,997,779	4,997,779
General Electric Capital Corp.
5.40%, 3/12/10 (l)	10,000,000	10,000,000
Goldman Sachs Group, Inc.
5.41%, 3/27/09 (l)	10,000,000	10,000,000
Lehman Holdings
5.34%, 4/2/08 (l)	9,253,544	9,253,544
MBIA Global Funding LLC
5.36%, 1/23/09 (l)	7,500,000	7,500,000
Monumental Global Funding II
5.41%, 6/28/10 (l)	3,000,000	3,000,000
Monumental Global Funding Ltd.
5.40%, 3/26/10 (l)	7,000,000	7,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	59,519,617	59,519,617
Pricoa Global Funding I
5.41%, 12/15/09 (l)	5,000,000	5,000,000
Principal Life Income Fund Trust
5.40%, 3/22/10 (l)	4,000,000	4,000,000
Total Capital S.A.
5.34%, 7/2/07	4,997,775	4,997,775

Total Short-Term Investments of Cash Collateral for Securities Loaned		205,047,518

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (9.2%)
JPMorgan Chase Nassau
4.76%, 7/2/07	$90,413,424	$90,413,424

Total Short-Term Investments (30.2%) (Amortized Cost $295,460,942)		295,460,942

Total Investments Before Securities Sold Short (144.9%) (Cost/Amortized Cost $1,432,241,978)		1,416,446,154

SECURITIES SOLD SHORT:
U.S. Government Agency (-0.3%)
Federal National Mortgage Association
6.000%, 7/25/37 TBA (Proceeds Received $3,063,187)	(3,100,000)	(3,066,092)

Total Investments (144.6%) (Cost/Amortized Cost $1,429,178,791)		1,413,380,062
Other Assets Less Liabilities (-44.6%)		(436,139,117)

Net Assets (100%)		$977,240,945

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2007, the market value of these securities amounted to $28,496,040 or 2.92% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO	— Collateralized Mortgage Obligation
IO	— Interest only
PO	— Principal only
STRIPS	—Separate Trading of Registered Interest and Principal of Securities
TBA	— Security is subject to delayed delivery.

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$347,883,368
Long-term U.S. Treasury securities	2,511,563,785

$2,859,447,153

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$151,043,000
Long-term U.S. Treasury securities	2,341,958,121

$2,493,001,121

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,629,134
Aggregate gross unrealized depreciation	(20,083,768)

Net unrealized depreciation	$(17,454,634)

Federal income tax cost of investments	$1,433,900,788

At June 30, 2007, the Portfolio had loaned securities with a total value of $306,131,213. This was secured by collateral of $205,047,518 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $103,465,260 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $19,810,135 which expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.3%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	8,260	$287,117

Internet & Catalog Retail (1.6%)
IAC/InterActiveCorp*^	111,526	3,859,915

Media (1.5%)
News Corp., Class B^	71,156	1,632,319
Time Warner, Inc.	104,560	2,199,942

		3,832,261

Multiline Retail (0.4%)
Macy’s, Inc.	23,156	921,146

Specialty Retail (0.7%)
J. Crew Group, Inc.*^	33,790	1,827,701

Total Consumer Discretionary		10,728,140

Consumer Staples (18.3%)
Beverages (5.4%)
Anheuser-Busch Cos., Inc.	67,157	3,502,909
Coca-Cola Co.	86,903	4,545,896
Coca-Cola Enterprises, Inc.	155,318	3,727,632
Diageo plc (Sponsored ADR)	19,320	1,609,549

		13,385,986

Food & Staples Retailing (6.8%)
Costco Wholesale Corp.	10,030	586,956
CVS Caremark Corp.	135,020	4,921,479
Kroger Co.	163,326	4,594,360
SUPERVALU, Inc.	53,946	2,498,779
Wal-Mart Stores, Inc	92,226	4,436,993

		17,038,567

Food Products (2.6%)
Kraft Foods, Inc., Class A	175,259	6,177,880
Wm. Wrigley Jr. Co.	7,630	422,015

		6,599,895

Household Products (3.5%)
Kimberly-Clark Corp.	18,584	1,243,084
Procter & Gamble Co.	121,867	7,457,042

		8,700,126

Total Consumer Staples		45,724,574

Energy (8.9%)
Energy Equipment & Services (1.8%)
Schlumberger Ltd.	29,459	2,502,247
Smith International, Inc.	34,600	2,028,944

		4,531,191

Oil, Gas & Consumable Fuels (7.1%)
Devon Energy Corp.	16,320	1,277,693
EOG Resources, Inc.	7,390	539,913
Exxon Mobil Corp.	158,846	13,324,003
Occidental Petroleum Corp.	22,490	1,301,721
Spectra Energy Corp.	48,335	1,254,777

		17,698,107

Total Energy		22,229,298

Financials (17.7%)
Capital Markets (3.2%)
Bank of New York Co., Inc.*	95,602	3,961,747
Charles Schwab Corp.	34,300	703,836
Mellon Financial Corp.^	65,807	2,895,508
Morgan Stanley	5,750	482,310

		8,043,401

Commercial Banks (2.4%)
Fifth Third Bancorp.	20,370	810,115
Marshall & Ilsley Corp.	25,951	1,236,046
PNC Financial Services Group, Inc.	5,340	382,237
Regions Financial Corp.	30,480	1,008,888
SunTrust Banks, Inc.	12,134	1,040,369
Wells Fargo & Co.	41,350	1,454,280

		5,931,935

Diversified Financial Services (5.7%)
Citigroup, Inc.	201,249	10,322,061
JPMorgan Chase & Co.	79,833	3,867,909

		14,189,970

Insurance (4.7%)
American International Group, Inc.	111,794	7,828,934
Aon Corp.	58,390	2,487,998
MBIA, Inc.^	13,616	847,187
MetLife, Inc.	9,348	602,759

		11,766,878

Thrifts & Mortgage Finance (1.7%)
Fannie Mae	65,803	4,298,910

Total Financials		44,231,094

Health Care (12.8%)
Health Care Equipment & Supplies (2.7%)
Baxter International, Inc.	62,076	3,497,362
Boston Scientific Corp.*	215,674	3,308,439

		6,805,801

Health Care Providers & Services (0.4%)
WellPoint, Inc.*	12,390	989,094

Pharmaceuticals (9.7%)
Abbott Laboratories	97,107	5,200,080
Bristol-Myers Squibb Co.	100,630	3,175,883
Eli Lilly & Co.	29,610	1,654,607
Novartis AG (ADR)	45,908	2,574,062
Sanofi-Aventis (ADR)	65,624	2,642,678
Teva Pharmaceutical Industries Ltd. (ADR)^	108,890	4,491,712
Wyeth	78,708	4,513,117

		24,252,139

Total Health Care		32,047,034

Industrials (8.8%)
Aerospace & Defense (1.9%)
Boeing Co.	10,790	1,037,566
Raytheon Co.	43,956	2,368,789
Rockwell Collins, Inc.	18,409	1,300,412

		4,706,767

Air Freight & Logistics (0.1%)
United Parcel Service, Inc., Class B	4,070	297,110

Commercial Services & Supplies (0.4%)
Waste Management, Inc.	28,366	1,107,692

Electrical Equipment (1.2%)
Emerson Electric Co.	63,522	2,972,829

Industrial Conglomerates (3.5%)
General Electric Co.	230,949	8,840,728

Machinery (0.7%)
Caterpillar, Inc.	13,886	1,087,274
Eaton Corp.	7,296	678,528

		1,765,802

Road & Rail (1.0%)
Hertz Global Holdings, Inc.*^	89,970	2,390,503

Total Industrials		22,081,431

Information Technology (12.3%)
Communications Equipment (1.8%)
Corning, Inc.*	74,600	1,906,030

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Juniper Networks, Inc.*	27,880	$701,740
QUALCOMM, Inc.	43,280	1,877,919

		4,485,689

Computers & Peripherals (4.8%)
Hewlett-Packard Co.	77,080	3,439,310
International Business Machines Corp.	16,590	1,746,097
Network Appliance, Inc.*	23,910	698,172
Sun Microsystems, Inc.*	1,160,583	6,104,667

		11,988,246

Internet Software & Services (0.4%)
Yahoo!, Inc.*	35,030	950,364

IT Services (0.5%)
Automatic Data Processing, Inc.	24,545	1,189,696

Semiconductors & Semiconductor Equipment (2.9%)
Altera Corp.	52,660	1,165,366
Microchip Technology, Inc.^	43,900	1,626,056
NVIDIA Corp.*	13,070	539,922
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	110,793	1,233,126
Texas Instruments, Inc.	74,520	2,804,187

		7,368,657

Software (1.9%)
Microsoft Corp.	91,950	2,709,766
Oracle Corp.*	99,600	1,963,116

		4,672,882

Total Information Technology		30,655,534

Materials (5.7%)
Chemicals (1.7%)
Monsanto Co.	41,573	2,807,841
Praxair, Inc.	21,100	1,518,989

		4,326,830

Metals & Mining (2.9%)
Barrick Gold Corp.	102,791	2,988,134
BHP Billiton Ltd. (ADR)^	13,830	826,343
Freeport-McMoRan Copper & Gold, Inc.^	40,650	3,366,633

		7,181,110

Paper & Forest Products (1.1%)
International Paper Co.	70,542	2,754,665

Total Materials		14,262,605

Telecommunication Services (4.3%)
Diversified Telecommunication Services (4.3%)
AT&T, Inc.	234,627	9,737,021
Verizon Communications, Inc.	25,190	1,037,072

Total Telecommunication Services		10,774,093

Utilities (4.3%)
Electric Utilities (2.2%)
FPL Group, Inc.	37,088	2,104,373
PPL Corp.	49,366	2,309,835
Progress Energy, Inc.	26,996	1,230,748

		5,644,956

Multi-Utilities (2.1%)
Dominion Resources, Inc.	25,156	2,171,214
PG&E Corp.	67,640	3,064,092

		5,235,306

Total Utilities		10,880,262

Total Common Stocks (97.4%) (Cost $221,921,988)		243,614,065

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (9.1%)
CDC Financial Products, Inc.
5.43%, 8/29/07 (l)	$500,000	500,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	21,568,248	21,568,248
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	750,000	750,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		22,818,248

Time Deposit (2.5%)
JPMorgan Chase Nassau
4.76%, 7/2/07	6,193,926	6,193,926

Total Short-Term Investments (11.6%) (Amortized Cost $29,012,174)		29,012,174

Total Investments (109.0%) (Cost/Amortized Cost $250,934,162)		272,626,239
Other Assets Less Liabilities (-9.0%)		(22,587,511)

Net Assets (100%)		$250,038,728

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$109,560,836
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$99,294,168
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$23,122,608
Aggregate gross unrealized depreciation	(1,605,287)

Net unrealized appreciation	$21,517,321

Federal income tax cost of investments	$251,108,918

At June 30, 2007, the Portfolio had loaned securities with a total value of $22,456,352. This was secured by collateral of $22,818,248 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2007, the Portfolio incurred approximately $63 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.1%)
Media (3.0%)
Citadel Broadcasting Corp.
Comcast Corp., Special Class A*	44,232	$1,236,727
DreamWorks Animation SKG, Inc., Class A*	12,335	355,741
Time Warner, Inc.	11,733	246,862
Walt Disney Co.	11,853	404,662

		2,243,992

Multiline Retail (2.6%)
Kohl’s Corp.*	10,085	716,338
Macy’s, Inc.	9,218	366,692
Target Corp.	12,862	818,023

		1,901,053

Specialty Retail (2.8%)
Best Buy Co., Inc.	10,492	489,661
GameStop Corp., Class A*^	29,598	1,157,282
Home Depot, Inc.	808	31,795
Tiffany & Co.	7,229	383,571

		2,062,309

Textiles, Apparel & Luxury Goods (1.7%)
Coach, Inc.*	19,162	908,087
Polo Ralph Lauren Corp.	3,955	388,025

		1,296,112

Total Consumer Discretionary		7,503,466

Consumer Staples (15.7%)
Beverages (3.7%)
Anheuser-Busch Cos., Inc.	5,183	270,345
Coca-Cola Co.	18,990	993,367
Diageo plc (Sponsored ADR)^	9,033	752,539
PepsiCo, Inc.	10,827	702,131

		2,718,382

Food & Staples Retailing (4.5%)
CVS Caremark Corp.	29,351	1,069,844
Kroger Co.	38,875	1,093,554
Wal-Mart Stores, Inc.	22,233	1,069,630
Walgreen Co.	3,321	144,596

		3,377,624

Food Products (3.2%)
Campbell Soup Co.	14,259	553,392
Kellogg Co.	8,954	463,728
Kraft Foods, Inc., Class A	37,769	1,331,357

		2,348,477

Household Products (4.3%)
Colgate-Palmolive Co.	17,832	1,156,405
Kimberly-Clark Corp.	2,600	173,914
Procter & Gamble Co.	30,052	1,838,882

		3,169,201

Total Consumer Staples		11,613,684

Energy (6.1%)
Energy Equipment & Services (1.9%)
Baker Hughes, Inc.	4,976	418,631
Schlumberger Ltd.	11,335	962,795

		1,381,426

Oil, Gas & Consumable Fuels (4.2%)
Chevron Corp.	9,617	810,136
ConocoPhillips	4,033	316,590
Exxon Mobil Corp.	19,111	1,603,031
Valero Energy Corp.	3,999	295,366
XTO Energy, Inc.	2,081	125,068

		3,150,191

Total Energy		4,531,617

Financials (13.1%)
Capital Markets (2.7%)
Bank of New York Co., Inc.*	26,692	1,106,117
Morgan Stanley	10,532	883,424

		1,989,541

Commercial Banks (2.6%)
Marshall & Ilsley Corp.	1,262	60,109
PNC Financial Services Group, Inc.	3,799	271,933
SunTrust Banks, Inc.	3,695	316,809
U.S. Bancorp	6,541	215,526
Wachovia Corp.	9,023	462,429
Wells Fargo & Co.	16,560	582,415

		1,909,221

Consumer Finance (0.3%)
American Express Co.	3,490	213,518

Diversified Financial Services (3.1%)
Bank of America Corp.	15,717	768,404
Citigroup, Inc.	17,906	918,399
JPMorgan Chase & Co.	12,852	622,679

		2,309,482

Insurance (3.2%)
American International Group, Inc.	12,940	906,188
Hartford Financial Services Group, Inc.	7,771	765,521
MetLife, Inc.	5,287	340,906
XL Capital Ltd., Class A	4,594	387,229

		2,399,844

Thrifts & Mortgage Finance (1.2%)
Fannie Mae	7,373	481,678
Freddie Mac	6,009	364,746

		846,424

Total Financials		9,668,030

Health Care (15.2%)
Biotechnology (3.8%)
Amylin Pharmaceuticals, Inc.*^	4,288	176,494
Celgene Corp.*	11,604	665,257
Genzyme Corp.*	8,275	532,910
Gilead Sciences, Inc.*	27,091	1,050,318
ImClone Systems, Inc.*^	12,063	426,548

		2,851,527

Health Care Equipment & Supplies (2.7%)
Baxter International, Inc.	12,624	711,236
Medtronic, Inc.	16,989	881,050
St. Jude Medical, Inc.*	10,169	421,912

		2,014,198

Health Care Providers & Services (2.0%)
Express Scripts, Inc.*	14,874	743,849
Medco Health Solutions, Inc.*	5,491	428,243
Quest Diagnostics, Inc.	5,457	281,854

		1,453,946

Pharmaceuticals (6.7%)
Abbott Laboratories	18,398	985,213
Bristol-Myers Squibb Co.	13,027	411,132
Johnson & Johnson	8,886	547,555
Merck & Co., Inc.	17,413	867,167
Novartis AG (ADR)	9,025	506,032
Pfizer, Inc.	17,598	449,981
Wyeth	20,226	1,159,759

		4,926,839

Total Health Care		11,246,510

Industrials (9.8%)
Aerospace & Defense (5.6%)
Boeing Co.	9,404	904,289
General Dynamics Corp.	8,914	697,253
Honeywell International, Inc.	7,131	401,333

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Lockheed Martin Corp	6,896	$649,120
Raytheon Co.	10,948	589,988
United Technologies Corp.	12,978	920,529

		4,162,512

Air Freight & Logistics (0.6%)
United Parcel Service, Inc., Class B	6,419	468,587

Electrical Equipment (1.0%)
Emerson Electric Co.	15,732	736,258

Industrial Conglomerates (2.3%)
General Electric Co.	44,198	1,691,899

Machinery (0.3%)
Caterpillar, Inc.	2,822	220,963

Total Industrials		7,280,219

Information Technology (15.1%)
Communications Equipment (4.5%)
Cisco Systems, Inc.*	28,195	785,231
Corning, Inc.*	46,838	1,196,711
Nokia Oyj (ADR)^	7,067	198,653
QUALCOMM, Inc.	27,094	1,175,609

		3,356,204

Computers & Peripherals (1.4%)
Hewlett-Packard Co.	12,602	562,301
International Business Machines Corp.	4,549	478,782

		1,041,083

Electronic Equipment & Instruments (0.6%)
Agilent Technologies, Inc.*	10,517	404,273

Internet Software & Services (0.6%)
Yahoo!, Inc.*	15,407	417,992

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc.*^	10,336	147,805
Intel Corp.	35,574	845,238
NVIDIA Corp.*	9,450	390,380
Texas Instruments, Inc.	16,902	636,022

		2,019,445

Software (5.3%)
Activision, Inc.*^	70,354	1,313,509
Electronic Arts, Inc.*	12,665	599,308
Microsoft Corp.	34,090	1,004,632
Oracle Corp.*	38,384	756,549
Symantec Corp.*	11,911	240,602

		3,914,600

Total Information Technology		11,153,597

Materials (4.7%)
Chemicals (3.3%)
Monsanto Co.	26,176	1,767,927
Praxair, Inc.	8,838	636,248

		2,404,175

Metals & Mining (1.4%)
Barrick Gold Corp.	23,118	672,040
Freeport-McMoRan Copper & Gold, Inc.^	1,273	105,430
Newmont Mining Corp.	7,515	293,536

		1,071,006

Total Materials		3,475,181

Telecommunication Services (2.8%)
Diversified Telecommunication Services (2.6%)
AT&T, Inc.	40,177	1,667,346
Verizon Communications, Inc.	6,243	257,024

		1,924,370

Wireless Telecommunication Services (0.2%)
Sprint Nextel Corp.	6,059	125,482

Total Telecommunication Services		2,049,852

Utilities (4.1%)
Electric Utilities (2.3%)
FPL Group, Inc.	13,997	794,190
Progress Energy, Inc.	8,598	391,983
Southern Co.	14,381	493,124

		1,679,297

Multi-Utilities (1.8%)
Dominion Resources, Inc.	7,998	690,307
PG&E Corp.	14,907	675,287

		1,365,594

Total Utilities		3,044,891

Total Common Stocks (96.7%) (Cost $63,197,561)		71,567,047

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (5.3%)
CDC Financial Products, Inc.
5.43%, 8/29/07 (l)	$100,000	100,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	3,861,213	3,861,213

Total Short-Term Investments of Cash Collateral for Securities Loaned		3,961,213

Time Deposit (3.1%)
JPMorgan Chase Nassau
4.76%, 7/2/07	2,283,930	2,283,930

Total Short-Term Investments (8.4%) (Amortized Cost $6,245,143)		6,245,143

Total Investments (105.1%) (Cost/Amortized Cost $69,442,704)		77,812,190
Other Assets Less Liabilities (-5.1%)		(3,763,362)

Net Assets (100%)		$74,048,828

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$19,894,105
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$9,441,361
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$8,834,987
Aggregate gross unrealized depreciation	(529,492)

Net unrealized appreciation	$8,305,495

Federal income tax cost of investments	$69,506,695

At June 30, 2007, the Portfolio had loaned securities with a total value of $3,865,464. This was secured by collateral of $3,961,213 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.5%)
Auto Components (0.5%)
ArvinMeritor, Inc.^	50,800	$1,127,760
Goodyear Tire & Rubber Co.*	29,700	1,032,372

		2,160,132

Distributors (1.7%)
Genuine Parts Co.	148,626	7,371,850

Hotels, Restaurants & Leisure (0.9%)
Brinker International, Inc.	136,984	4,009,522

Household Durables (2.5%)
Newell Rubbermaid, Inc.	166,991	4,914,545
Snap-On, Inc.	112,644	5,689,649

		10,604,194

Media (6.7%)
Arbitron, Inc.^	24,800	1,277,944
Clear Channel Communications, Inc.	112,518	4,255,431
Interpublic Group of Cos., Inc.*^	944,184	10,763,697
R.H. Donnelley Corp.*^	166,781	12,638,664

		28,935,736

Multiline Retail (0.9%)
Macy’s, Inc.	91,778	3,650,929

Specialty Retail (3.0%)
Foot Locker, Inc.	227,964	4,969,615
OfficeMax, Inc.^	206,094	8,099,494

		13,069,109

Textiles, Apparel & Luxury Goods (0.3%)
Liz Claiborne, Inc.	31,100	1,160,030

Total Consumer Discretionary		70,961,502

Consumer Staples (5.4%)
Beverages (1.9%)
Coca-Cola Enterprises, Inc.	343,100	8,234,400

Food & Staples Retailing (2.5%)
Kroger Co.	191,792	5,395,109
Safeway, Inc.	158,053	5,378,543

		10,773,652

Food Products (1.0%)
Smithfield Foods, Inc.*	139,000	4,279,810

Total Consumer Staples		23,287,862

Energy (6.4%)
Energy Equipment & Services (3.5%)
GlobalSantaFe Corp.	104,259	7,532,713
Halliburton Co.	219,589	7,575,820

		15,108,533

Oil, Gas & Consumable Fuels (2.9%)
EOG Resources, Inc.	127,146	9,289,287
Range Resources Corp.^	83,700	3,131,217

		12,420,504

Total Energy		27,529,037

Financials (7.5%)
Insurance (6.7%)
ACE Ltd.	62,893	3,932,070
Conseco, Inc.*	256,039	5,348,655
Everest Reinsurance Group Ltd.	5,494	596,868
Genworth Financial, Inc., Class A	28,807	990,961
PartnerReinsurance Ltd.^	95,540	7,404,350
Safeco Corp.	49,908	3,107,272
XL Capital Ltd., Class A	89,488	7,542,944

		28,923,120

Real Estate Investment Trusts (REITs) (0.8%)
Host Hotels & Resorts, Inc. (REIT)^	139,880	3,234,025

Total Financials		32,157,145

Health Care (7.4%)
Health Care Equipment & Supplies (1.3%)
Bausch & Lomb, Inc.	84,132	5,842,126

Health Care Providers & Services (1.5%)
Aetna, Inc.	62,848	3,104,691
HealthSouth Corp.*^	177,800	3,219,958

		6,324,649

Pharmaceuticals (4.6%)
King Pharmaceuticals, Inc.*	535,058	10,947,287
Mylan Laboratories, Inc.	494,157	8,988,716

		19,936,003

Total Health Care		32,102,778

Industrials (10.1%)
Commercial Services & Supplies (3.4%)
Allied Waste Industries, Inc.*	352,744	4,747,934
R.R. Donnelley & Sons Co.	226,243	9,843,833

		14,591,767

Construction & Engineering (1.1%)
KBR, Inc.*	173,331	4,546,472

Electrical Equipment (1.7%)
Hubbell, Inc., Class B^	139,034	7,538,423

Machinery (2.8%)
Cummins, Inc.	45,270	4,581,777
Joy Global, Inc.	900	52,497
Pentair, Inc.^	16,300	628,691
Timken Co.	188,890	6,820,818

		12,083,783

Trading Companies & Distributors (1.1%)
W.W. Grainger, Inc.	51,853	4,824,922

Total Industrials		43,585,367

Information Technology (13.4%)
Communications Equipment (7.4%)
ADC Telecommunications, Inc.*^	359,716	6,593,594
Avaya, Inc.*	524,128	8,826,316
JDS Uniphase Corp.*^	648,605	8,710,765
Tellabs, Inc.*^	709,349	7,632,595

		31,763,270

Internet Software & Services (0.2%)
Openwave Systems, Inc.^	142,947	894,848

Software (5.8%)
Cadence Design Systems, Inc.*	395,295	8,680,678
McAfee, Inc.*	318,404	11,207,821
Sybase, Inc.*^	220,942	5,278,305

		25,166,804

Total Information Technology		57,824,922

Materials (12.3%)
Chemicals (6.5%)
Chemtura Corp.^	503,366	5,592,396
Eastman Chemical Co.	122,752	7,896,636
Monsanto Co.	69,808	4,714,832
Mosaic Co.*^	224,193	8,748,011
Potash Corp. of Saskatchewan, Inc.	17,722	1,381,785

		28,333,660

Containers & Packaging (3.0%)
Ball Corp.	153,873	8,181,427
Pactiv Corp.*	148,732	4,743,064

		12,924,491

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Paper & Forest Products (2.8%)
Bowater, Inc.^	234,860	$5,859,757
MeadWestvaco Corp.	174,270	6,155,216

		12,014,973

Total Materials		53,273,124

Telecommunication Services (7.4%)
Diversified Telecommunication Services (7.4%)
CenturyTel, Inc.	98,497	4,831,278
Embarq Corp.	154,183	9,770,577
Qwest Communications International, Inc.*	1,456,893	14,131,862
Windstream Corp.	218,000	3,217,680

		31,951,397

Total Telecommunication Services		31,951,397

Utilities (8.6%)
Electric Utilities (2.0%)
Northeast Utilities	297,802	8,445,664

Gas Utilities (0.3%)
Southwest Gas Corp.^	42,896	1,450,314

Multi-Utilities (6.3%)
Ameren Corp.	167,958	8,231,622
CMS Energy Corp.	428,781	7,375,033
NiSource, Inc.	384,143	7,955,601
Puget Energy, Inc.^	142,509	3,445,868

		27,008,124

Total Utilities		36,904,102

Total Common Stocks (95.0%) (Cost $359,675,807)		409,577,236

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (18.4%)
Amsterdam Funding Corp.
5.35%, 7/2/07	$1,999,108	1,999,108
Anglo Irish Bank Corp. plc
5.38%, 7/27/07	973,243	973,243
Atlantic Asset Securitization LLC
5.37%, 7/2/07	1,999,105	1,999,105
Caixa d’Estalvis i Pensions de Barcelona/Catalonia
5.39%, 7/28/08 (l)	2,100,000	2,100,000
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	1,000,000	1,000,000
Dresdner U.S. Finance, Inc.
5.33%, 7/2/07	1,999,112	1,999,112
Goldman Sachs Group, Inc.
5.41%, 3/27/09 (l)	2,000,000	2,000,000
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	2,000,000	2,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	63,365,427	63,365,427
Total Capital S.A.
5.34%, 7/2/07	1,999,110	1,999,110

Total Short-Term Investments of Cash Collateral for Securities Loaned		79,435,105

Time Deposit (7.4%)
JPMorgan Chase Nassau
4.76%, 7/2/07	32,008,564	32,008,564

Total Short-Term Investments (25.8%) (Amortized Cost $111,443,669)		111,443,669

Total Investments (120.8%) (Cost/Amortized Cost $471,119,476)		521,020,905
Other Assets Less Liabilities (-20.8%)		(89,576,480)

Net Assets (100%)		$431,444,425

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$115,937,225
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$52,980,665
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$54,811,691
Aggregate gross unrealized depreciation	(5,701,708)

Net unrealized appreciation	$49,109,983

Federal income tax cost of investments	$471,910,922

At June 30, 2007, the Portfolio had loaned securities with a total value of $77,836,375. This was secured by collateral of $79,435,105 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (24.3%)
Automobiles (4.1%)
Toyota Motor Corp. (ADR)^	1,254,059	$157,860,947

Hotels, Restaurants & Leisure (12.2%)
Las Vegas Sands Corp.*^	1,429,826	109,224,408
McDonald’s Corp.	3,048,343	154,733,891
MGM MIRAGE*^	1,294,717	106,788,258
Wynn Resorts Ltd.^	1,121,944	100,627,157

		471,373,714

Media (4.3%)
Comcast Corp., Class A*	5,925,679	166,630,094

Specialty Retail (3.7%)
Lowe’s Cos., Inc.	4,694,323	144,068,773

Total Consumer Discretionary		939,933,528

Consumer Staples (5.4%)
Beverages (2.5%)
PepsiCo, Inc.	1,481,897	96,101,020

Food & Staples Retailing (2.9%)
CVS Caremark Corp.	3,088,870	112,589,312

Total Consumer Staples		208,690,332

Energy (8.8%)
Energy Equipment & Services (5.7%)
Schlumberger Ltd.	2,592,678	220,222,069

Oil, Gas & Consumable Fuels (3.1%)
Petroleo Brasileiro S.A. (ADR)^	985,280	119,484,906

Total Energy		339,706,975

Financials (15.8%)
Capital Markets (8.6%)
Goldman Sachs Group, Inc.	708,024	153,464,202
UBS AG (Registered)	2,949,207	176,981,912

		330,446,114

Commercial Banks (5.7%)
Industrial & Commercial Bank of China Ltd., Class H	259,258,250	143,899,735
Wells Fargo & Co.	2,195,448	77,213,906

		221,113,641

Real Estate Investment Trusts (REITs) (1.5%)
ProLogis (REIT)	1,020,425	58,062,182

Total Financials		609,621,937

Health Care (14.0%)
Biotechnology (3.8%)
Genentech, Inc.*	1,925,892	145,712,989

Health Care Providers & Services (8.0%)
UnitedHealth Group, Inc.	6,056,730	309,741,172

Pharmaceuticals (2.2%)
Schering-Plough Corp.	2,804,051	85,355,312

Total Health Care		540,809,473

Industrials (9.7%)
Aerospace & Defense (4.5%)
General Dynamics Corp.	817,771	63,966,048
Lockheed Martin Corp.	1,185,171	111,560,146

		175,526,194

Road & Rail (5.2%)
Burlington Northern Santa Fe Corp.	1,251,999	106,595,195
Union Pacific Corp.	816,143	93,978,866

		200,574,061

Total Industrials		376,100,255

Information Technology (11.2%)
Communications Equipment (3.2%)
Cisco Systems, Inc.*	4,474,125	124,604,381

Computers & Peripherals (2.8%)
Apple, Inc.*	875,948	106,900,694

Internet Software & Services (2.2%)
Google, Inc., Class A*	165,027	86,371,831

Semiconductors & Semiconductor Equipment (3.0%)
Intel Corp.	4,902,798	116,490,481

Total Information Technology		434,367,387

Materials (6.1%)
Chemicals (4.6%)
Air Products & Chemicals, Inc.	687,342	55,241,677
Monsanto Co.	1,833,180	123,812,977

		179,054,654

Metals & Mining (1.5%)
Freeport-McMoRan Copper & Gold, Inc.	699,985	57,972,758

Total Materials		237,027,412

Telecommunication Services (4.2%)
Diversified Telecommunication Services (4.2%)
AT&T, Inc.	3,908,506	162,202,999

Total Telecommunication Services		162,202,999

Total Common Stocks (99.5%) (Cost $3,180,007,933)		3,848,460,298

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (8.5%)
Allstate Life Insurance Co.
5.35%, 7/29/08 (l)	$10,000,000	10,000,000
Amsterdam Funding Corp.
5.35%, 7/2/07	2,998,663	2,998,663
5.37%, 7/2/07	5,997,315	5,997,315
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	5,000,000	5,000,000
Beta Finance, Inc.
5.37%, 1/31/08 (l)	5,000,000	5,000,000
5.37%, 3/10/08 (l)	9,998,569	9,998,569
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	3,000,000	3,000,000
Calyon/New York
5.37%, 10/14/08 (l)	4,998,476	4,998,476
CC USA, Inc.
5.37%, 1/25/08 (l)	10,000,000	10,000,000
CDC Financial Products, Inc.
5.43%, 8/29/07 (l)	4,750,000	4,750,000
Charta LLC
5.37%, 7/2/07	14,993,288	14,993,288
Citigroup Global Markets, Inc.
5.45%, 7/6/07 (l)	2,000,000	2,000,000
Dresdner U.S. Finance, Inc.
5.33%, 7/2/07	2,998,667	2,998,667
Goldman Sachs Group, Inc.
5.50%, 7/29/08 (l)	3,000,000	3,000,000
HBOS Treasury Services plc
5.37%, 7/17/08 (l)	5,000,000	5,000,000

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Intesa Funding LLC
5.33%, 7/2/07	$2,998,667	$2,998,667
K2 (USA) LLC
5.39%, 2/15/08 (l)	9,998,110	9,998,110
5.37%, 4/14/08 (l)	13,996,495	13,996,495
Merrill Lynch & Co., Inc.
5.38%, 5/8/09 (l)	5,000,000	5,000,000
5.42%, 6/29/09 (l)	5,000,000	5,000,000
Metropolitan Life Insurance Co.
5.37%, 2/1/08 (l)	8,000,000	8,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	15,000,000	15,000,000
New York Life Global Funding
5.33%, 6/26/09 (l)	5,000,000	5,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	131,477,598	131,477,598
Pricoa Global Funding I
5.40%, 6/25/10 (l)	4,998,500	4,998,500
Rhein-Main Securitisation Ltd.
5.39%, 7/5/07	9,986,550	9,986,550
Total Capital S.A.
5.34%, 7/2/07	2,998,665	2,998,665
Tulip Funding Corp.
5.38%, 7/30/07	9,952,444	9,952,444
UBS Finance Delaware LLC
5.35%, 7/2/07	14,993,312	14,993,312

Total Short-Term Investments of Cash Collateral for Securities Loaned		329,135,319

Time Deposit (0.8%)
JPMorgan Chase Nassau
4.76%, 7/2/07	30,886,036	30,886,036

Total Short-Term Investments (9.3%) (Amortized Cost $360,021,355)		360,021,355

Total Investments (108.8%) (Cost/Amortized Cost $3,540,029,288)		4,208,481,653
Other Assets Less Liabilities (-8.8%)		(341,852,054)

Net Assets (100%)		$3,866,629,599

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR— American Depositary Receipt

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,557,881,077
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,289,708,192
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$667,044,823
Aggregate gross unrealized depreciation	(6,879,212)

Net unrealized appreciation	$660,165,611

Federal income tax cost of investments	$3,548,316,042

At June 30, 2007, the Portfolio had loaned securities with a total value of $330,886,742. This was secured by collateral of $329,135,319 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2007, the Portfolio incurred approximately $7,784 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $9,520,825 of which $3,349,942 expires in the year 2008, and $6,170,883 expires in the year 2009.

Included in the capital loss carryforward amounts are $9,520,825 of losses acquired from EQ/Enterprise Capital Appreciation as a result of a tax free reorganization that occurred during the year 2005. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Certificates of Deposit (9.1%)
Harris N.A.
5.34%, 12/3/07	$67,500,000	$67,499,328
Manufacturers & Traders Trust Co.
5.37%, 7/2/07	75,000,000	75,000,000
National City Bank of Cleveland
5.25%, 7/2/07	30,000,000	30,000,000

Total Certificates of Deposit		172,499,328

Commercial Paper (79.9%)
Abbey National N.A. LLC
2.66%, 7/2/07 (p)	75,000,000	74,988,932
Allied Irish Banks N.A.
5.26%, 11/29/07 (n)(p)	80,000,000	78,263,500
Asscher Finance Corp.
5.06%, 7/23/07 §(p)	70,100,000	69,874,239
Atlantis One Funding Corp.
4.19%, 7/5/07 (n)(p)	14,000,000	13,991,865
Bank of America Corp.
5.19%, 10/11/07 (p)	10,000,000	9,853,658
Barclays U.S. Funding Corp.
4.18%, 7/5/07 (p)	10,000,000	9,994,195
Bavaria TRR Corp.
4.81%, 7/10/07 (n)(p)	20,000,000	19,973,300
Calyon North America, Inc.
5.18%, 10/10/07 (p)	40,000,000	39,420,933
CBA (Delaware) Finance, Inc.
5.21%, 9/4/07 (p)	80,000,000	79,243,111
Citigroup Funding, Inc.
5.20%, 8/29/07 (p)	50,000,000	49,570,611
Commerzbank U.S. Finance, Inc.
5.24%, 10/26/07 (p)	50,000,000	49,155,000
DaimlerChrysler Revolving Auto Conduit LLC, Class I
5.14%, 8/6/07 (p)	65,563,000	65,218,139
Deutsche Bank Financial LLC
2.64%, 7/2/07 (p)	75,000,000	74,989,000
FCAR Owner Trust I
5.18%, 8/20/07 (p)	55,000,000	54,598,958
General Electric Capital Corp.
5.22%, 9/10/07 (p)	80,000,000	79,173,245
General Electric Capital Services, Inc.
5.27%, 12/3/07 (p)	50,000,000	48,882,708
Gotham Funding Corp.
5.28%, 11/26/07 (n)(p)	7,469,000	7,309,330
Govco LLC
5.22%, 9/12/07 (n)(p)	25,000,000	24,734,361
HVB U.S. Finance, Inc.
5.14%, 8/7/07 (n)(p)	70,000,000	69,622,291
Natexis Banques Populaires U.S. Finance Co. LLC
5.22%, 11/9/07 (p)	50,000,000	49,061,167
Prudential Funding LLC
2.68%, 7/2/07 (p)	75,000,000	74,988,833
Rabobank USA Finance Corp.
2.67%, 7/2/07 (p)	75,000,000	74,988,896
Ranger Funding Co., LLC
5.12%, 8/1/07 (n)(p)	60,908,000	60,632,121
Regency Markets No. 1 LLC
5.00%, 7/18/07 (n)(p)	80,000,000	79,800,533
Scaldis Capital LLC
5.05%, 7/25/07 (n)(p)	80,000,000	79,720,533
Societe Generale North America, Inc.
5.22%, 11/7/07 (p)	50,000,000	49,074,604
Swedbank AB
5.24%, 11/15/07 (p)	30,000,000	29,409,758
Three Pillars Funding Corp.
4.94%, 7/16/07 (n)(p)	10,612,000	10,588,742
UBS Finance Delaware LLC
2.68%, 7/2/07 (p)	5,000,000	4,999,257
Variable Funding Capital Corp.
5.16%, 8/10/07 (n)(p)	75,000,000	74,562,083

Total Commercial Paper		1,506,683,903

Time Deposit (0.1%)
JPMorgan Chase Nassau
4.76%, 7/2/07	1,022,416	1,022,417

Variable Rate Securities (10.9%)
American Express Credit Corp.
5.42%, 3/5/08 (l)	3,000,000	3,000,000
General Electric Capital Corp.
5.45%, 10/17/07 (l)	3,850,000	3,850,000
International Business Machines Corp.
5.34%, 7/8/08 §(l)	2,000,000	2,000,000
Lehman Brothers Holdings, Inc.
5.37%, 5/29/08 (l)	70,000,000	70,039,049
Links Finance LLC
5.33%, 10/30/07 §(l)	71,000,000	70,997,646
Merrill Lynch & Co., Inc.
5.57%, 7/11/07 (l)	4,000,000	4,000,000
Morgan Stanley
5.48%, 1/18/08 (l)	50,000,000	50,041,243
5.38%, 7/15/08 (l)	2,250,000	2,250,000

Total Variable Rate Securities		206,177,938

Total Investments (100.0%) (Amortized Cost $1,886,383,586)		1,886,383,586
Other Assets Less Liabilities (0.0%)		(895,375)

Net Assets (100%)		$1,885,488,211

Federal Income tax cost of investments		$1,886,383,586

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2007, the market value of these securities amounted to $142,871,885 or 7.58% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.

The portfolio has a net capital loss carryforward of $96,738 which expires in the year 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.6%)
Hotels, Restaurants & Leisure (2.8%)
McDonald’s Corp.	151,208	$7,675,318

Media (2.7%)
McGraw-Hill Cos., Inc.^	108,000	7,352,640

Textiles, Apparel & Luxury Goods (2.1%)
NIKE, Inc., Class B	97,200	5,665,788

Total Consumer Discretionary		20,693,746

Consumer Staples (17.7%)
Beverages (7.6%)
Coca-Cola Co.	204,000	10,671,240
PepsiCo, Inc.	156,940	10,177,559

		20,848,799

Food & Staples Retailing (4.3%)
Costco Wholesale Corp.	153,400	8,976,968
Walgreen Co.	61,300	2,669,002

		11,645,970

Household Products (5.8%)
Colgate-Palmolive Co.	62,153	4,030,622
Procter & Gamble Co.	190,996	11,687,045

		15,717,667

Total Consumer Staples		48,212,436

Energy (13.9%)
Energy Equipment & Services (11.0%)
Baker Hughes, Inc.	97,700	8,219,501
Halliburton Co.	274,700	9,477,150
Schlumberger Ltd.	145,752	12,380,175

		30,076,826

Oil, Gas & Consumable Fuels (2.9%)
Devon Energy Corp.	101,300	7,930,777

Total Energy		38,007,603

Financials (6.5%)
Capital Markets (1.4%)
Merrill Lynch & Co., Inc.	46,400	3,878,112

Consumer Finance (3.7%)
American Express Co.	163,422	9,998,158

Insurance (1.4%)
American International Group, Inc.	53,800	3,767,614

Total Financials		17,643,884

Health Care (16.2%)
Biotechnology (3.2%)
Genentech, Inc.*	37,006	2,799,874
Gilead Sciences, Inc.*	148,800	5,768,976

		8,568,850

Health Care Equipment & Supplies (3.3%)
Stryker Corp.	143,300	9,040,797

Pharmaceuticals (9.7%)
Abbott Laboratories	159,400	8,535,870
Allergan, Inc.	148,600	8,565,304
Merck & Co., Inc.	186,800	9,302,640

		26,403,814

Total Health Care		44,013,461

Industrials (11.2%)
Air Freight & Logistics (1.0%)
FedEx Corp.	24,800	2,752,056

Construction & Engineering (0.8%)
Fluor Corp.	20,600	2,294,222

Electrical Equipment (2.9%)
Emerson Electric Co.	169,600	7,937,280

Industrial Conglomerates (4.5%)
General Electric Co.	320,031	12,250,786

Machinery (2.0%)
Caterpillar, Inc.	68,400	5,355,720

Total Industrials		30,590,064

Information Technology (25.9%)
Communications Equipment (9.4%)
Cisco Systems, Inc.*	147,600	4,110,660
QUALCOMM, Inc.	254,934	11,061,586
Research In Motion Ltd.*	51,900	10,379,481

		25,551,727

Computers & Peripherals (6.8%)
Apple, Inc.*	76,100	9,287,244
Hewlett-Packard Co.	209,800	9,361,276

		18,648,520

Internet Software & Services (4.9%)
Google, Inc., Class A*^	25,330	13,257,216

IT Services (2.5%)
Paychex, Inc.	172,694	6,755,789

Semiconductors & Semiconductor Equipment (1.0%)
Intel Corp.	120,700	2,867,832

Software (1.3%)
Electronic Arts, Inc.*	74,000	3,501,680

Total Information Technology		70,582,764

Total Common Stocks (99.0%) (Cost $224,793,643)		269,743,958

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (4.9%)
Caixa d’Estalvis i Pensions de Barcelona/Catalonia
5.39%, 7/28/08 (l)	$750,000	750,000
CDC Financial Products, Inc.
5.43%, 8/29/07 (l)	1,000,000	1,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	9,645,750	9,645,750
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	2,000,000	2,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		13,395,750

Time Deposit (0.7%)
JPMorgan Chase Nassau
4.76%, 7/2/07	1,752,777	1,752,777

Total Short-Term Investments (5.6%) (Amortized Cost $15,148,527)		15,148,527

Total Investments (104.6%) (Cost/Amortized Cost $239,942,170)		284,892,485
Other Assets Less Liabilities (-4.6%)		(12,486,349)

Net Assets (100%)		$272,406,136

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$98,474,120
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$127,373,626
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$46,075,954
Aggregate gross unrealized depreciation	(1,889,877)

Net unrealized appreciation	$44,186,077

Federal income tax cost of investments	$240,706,408

At June 30, 2007, the Portfolio had loaned securities with a total value of $13,078,470. This was secured by collateral of $13,395,750 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2007, the Portfolio incurred approximately $4,982 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $147,350,377 of which $6,886,400 expires in the year 2007, $46,169,866 expires in the year 2008, $42,930,811 expires in the year 2009, $40,775,337 expires in the year 2010, $10,247,355 expires in the year 2011, and $340,608 expires in the year 2012.

Included in the capital loss carryforward is $1,718,952 and $78,683,026 of losses acquired from the Enterprise Balanced Portfolio and EQ/Enterprise Multi-Cap Growth Portfolio, respectively, as a result of tax-free reorganizations during the years ended 2003 and 2005, respectively. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible that not all of these capital losses will be available to use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.6%)
Auto Components (0.0%)
International Automotive Components Group (ADR)*†(b)	1,598	$12,979
International Automotive Components Group North America LLC*†	43,600	43,600

		56,579

Automobiles (1.6%)
DaimlerChrysler AG	9,400	872,631
General Motors Corp.^	148,724	5,621,767

		6,494,398

Diversified Consumer Services (0.1%)
H&R Block, Inc.	25,278	590,747

Hotels, Restaurants & Leisure (0.3%)
Wyndham Worldwide Corp.*	29,433	1,067,241

Household Durables (0.6%)
Beazer Homes USA, Inc.^	34,368	847,859
Koninklijke Philips Electronics N.V.	37,302	1,593,350

		2,441,209

Leisure Equipment & Products (0.6%)
Mattel, Inc.	88,900	2,248,281

Media (7.6%)
Cablevision Systems Corp. - New York Group, Class A*	35,938	1,300,596
Clear Channel Communications, Inc.	29,780	1,126,280
Comcast Corp., Special Class A*	116,814	3,266,119
Dow Jones & Co., Inc.	38,772	2,227,451
EchoStar Communications Corp., Class A*^	5,602	242,959
Liberty Media Corp., Capital Series, Class A*	20,814	2,449,392
News Corp., Class A	257,569	5,463,038
Sun-Times Media Group, Inc., Class A^	17,302	90,836
Time Warner Cable, Inc., Class A*	34,685	1,358,611
Time Warner, Inc.	255,338	5,372,312
Viacom, Inc., Class B*	77,709	3,235,026
Virgin Media, Inc.^	153,555	3,742,135
WPP Group plc.	83,313	1,252,247

		31,127,002

Multiline Retail (0.4%)
Dollar General Corp.	73,630	1,613,970

Specialty Retail (1.4%)
Home Depot, Inc.	142,658	5,613,592

Total Consumer Discretionary		51,253,019

Consumer Staples (16.4%)
Beverages (1.9%)
Brown-Forman Corp., Class B^	11,549	844,001
Coca-Cola Enterprises, Inc.	134,851	3,236,424
Pernod-Ricard S.A.^	17,312	3,841,500

		7,921,925

Food & Staples Retailing (3.1%)
Carrefour S.A.	45,996	3,245,886
CVS Caremark Corp.	114,636	4,178,482
Kroger Co.	78,049	2,195,519
Wal-Mart Stores, Inc.	62,143	2,989,700

		12,609,587

Food Products (3.1%)
Cadbury Schweppes plc	343,391	4,689,032
General Mills, Inc.	16,009	935,246
Groupe Danone	21,780	1,769,278
Kraft Foods, Inc., Class A	30,489	1,074,737
Nestle S.A. (Registered)	11,031	4,208,306

		12,676,599

Tobacco (8.3%)
Altadis S.A.^	95,807	6,379,763
Altria Group, Inc.	70,085	4,915,762
British American Tobacco plc	210,577	7,180,157
Imperial Tobacco Group plc	118,566	5,492,791
Japan Tobacco, Inc.	520	2,567,797
KT&G Corp.	36,092	2,539,352
Reynolds American, Inc.^	71,761	4,678,817

		33,754,439

Total Consumer Staples		66,962,550

Energy (3.2%)
Energy Equipment & Services (1.1%)
SeaDrill Ltd.*^	100,331	2,165,038
Transocean, Inc.*	19,313	2,046,791

		4,211,829

Oil, Gas & Consumable Fuels (2.1%)
BP plc	183,960	2,227,543
Pogo Producing Co.	7,054	358,272
Royal Dutch Shell plc, Class A	98,061	4,006,837
Total S.A.	25,645	2,091,577

		8,684,229

Total Energy		12,896,058

Financials (26.2%)
Capital Markets (0.8%)
Bear Stearns Cos., Inc.	12,470	1,745,800
Legg Mason, Inc.	14,042	1,381,452

		3,127,252

Commercial Banks (9.6%)
ABN AMRO Holding N.V.	26,061	1,201,020
Banca Popolare di Verona e Novara S.c.r.l.^	41,177	1,189,300
Banca Popolare Italiana S.c.r.l.*	57,903	894,972
BNP Paribas	23,402	2,798,665
Centennial Bank Holdings, Inc.*^	83,640	708,431
Danske Bank A/S	84,641	3,478,988
Intesa Sanpaolo S.p.A.	446,335	3,340,629
Investors Bancorp, Inc.*^	10	134
Mitsubishi UFJ Financial Group, Inc.	217	2,396,914
Societe Generale	18,215	3,390,540
Sumitomo Mitsui Financial Group, Inc.	268	2,503,147
Svenska Handelsbanken AB, Class A	68,543	1,929,250
Swedbank AB, Class A	60,343	2,196,954
U.S. Bancorp	268,240	8,838,508
UnionBanCal Corp.	16,146	963,916
Wachovia Corp	67,887	3,479,209

		39,310,577

Consumer Finance (1.3%)
SLM Corp.	64,646	3,722,316
Takefuji Corp.	52,115	1,752,334

		5,474,650

Diversified Financial Services (2.5%)
Citigroup, Inc.	84,268	4,322,106
Fortis	133,699	5,705,508

		10,027,614

Insurance (9.1%)
Alleghany Corp.*	5,909	2,402,008
Allianz SE (Registered)	10,119	2,377,412
American International Group, Inc.	37,820	2,648,535

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Berkshire Hathaway, Inc., Class B*	3,331	$12,008,255
Conseco, Inc.*	76,434	1,596,706
Hartford Financial Services Group, Inc.	10,761	1,060,066
Nationwide Financial Services, Inc.^	24,878	1,572,787
Old Republic International Corp.	102,620	2,181,701
Prudential Financial, Inc.	15,990	1,554,708
Travelers Cos., Inc.	23,694	1,267,629
White Mountains Insurance Group Ltd.^	12,284	7,444,350
Zurich Financial Services AG (Registered)	3,438	1,067,427

		37,181,584

Real Estate Investment Trusts (REITs) (0.9%)
Alexander’s, Inc. (REIT)*^	5,391	2,179,312
Link REIT (REIT)	261,497	578,563
Potlatch Corp. (REIT)^	3,635	156,487
Ventas, Inc. (REIT)	18,030	653,587

		3,567,949

Real Estate Management & Development (0.2%)
St. Joe Co.^	17,065	790,792

Thrifts & Mortgage Finance (1.8%)
Hudson City Bancorp, Inc.^	215,984	2,639,325
Sovereign Bancorp, Inc.	73,281	1,549,160
Washington Mutual, Inc.^	77,763	3,315,814

		7,504,299

Total Financials		106,984,717

Health Care (5.5%)
Health Care Equipment & Supplies (0.6%)
Boston Scientific Corp.*	36,356	557,701
Covidien Ltd. (When Issued)*	8,810	379,711
Hillenbrand Industries, Inc.	23,622	1,535,430

		2,472,842

Health Care Providers & Services (2.1%)
Community Health Systems, Inc.*	30,879	1,249,056
Quest Diagnostics, Inc.	45,099	2,329,363
Tenet Healthcare Corp.*^	422,367	2,749,609
Triad Hospitals, Inc.*	38,108	2,048,686

		8,376,714

Life Sciences Tools & Services (0.2%)
MDS, Inc.	37,369	761,237

Pharmaceuticals (2.6%)
Bristol-Myers Squibb Co.	65,396	2,063,898
Pfizer, Inc.	194,240	4,966,717
Sanofi-Aventis^	32,778	2,666,239
Valeant Pharmaceuticals International^	59,822	998,429

		10,695,283

Total Health Care		22,306,076

Industrials (7.8%)
Aerospace & Defense (0.1%)
GenCorp, Inc.*^	33,326	435,571

Airlines (0.5%)
ACE Aviation Holdings, Inc., Class A*	45,424	1,145,354
Northwest Airlines Corp.*	39,859	884,870

		2,030,224

Building Products (0.4%)
Owens Corning, Inc. (Registered)*§†	2,232	71,309
Owens Corning, Inc.*	52,183	1,754,914

		1,826,223

Industrial Conglomerates (5.6%)
Keppel Corp., Ltd.	275,685	2,251,225
Orkla ASA^	436,942	8,298,782
Siemens AG (Registered)	35,045	5,054,791
Tyco International Ltd.*	214,126	7,235,318

		22,840,116

Machinery (0.2%)
Federal Signal Corp.^	55,795	884,909
Scania AB, Class B	537	13,191

		898,100

Marine (0.8%)
A.P. Moeller-Maersk A/S	257	3,108,268

Road & Rail (0.2%)
Florida East Coast Industries, Inc.^(b)	10,960	909,461

Total Industrials		32,047,963

Information Technology (6.1%)
Communications Equipment (1.2%)
Motorola, Inc.	269,890	4,777,053

Computers & Peripherals (2.0%)
Dell, Inc.*	165,785	4,733,162
International Business Machines Corp.	13,303	1,400,141
Lexmark International, Inc., Class A*	41,888	2,065,497

		8,198,800

Electronic Equipment & Instruments (0.1%)
Tyco Electronics Ltd. (When Issued)*	11.500	449,190

IT Services (0.9%)
Alliance Data Systems Corp.*	19,959	1,542,431
First Data Corp.	66,852	2,184,055

		3,726,486

Semiconductors & Semiconductor Equipment (0.6%)
LSI Corp.*	335,082	2,516,466

Software (1.3%)
Microsoft Corp.	180,382	5,315,858

Total Information Technology		24,983,853

Materials (8.1%)
Chemicals (0.9%)
Koninklijke DSM N.V.	18,828	931,395
Linde AG	21,262	2,568,352

		3,499,747

Construction Materials (0.2%)
Rinker Group Ltd.	49,372	788,597

Containers & Packaging (1.0%)
Temple-Inland, Inc.	62,614	3,852,639

Metals & Mining (1.9%)
Alcan, Inc.	15,111	1,228,524
Alcoa, Inc.	15,444	625,945
Anglo American plc	41,518	2,455,314
Arcelor Mittal^	57,243	3,606,487

		7,916,270

Paper & Forest Products (4.1%)
Domtar Corp.*	128,151	1,430,165
International Paper Co.^	160,262	6,258,231
MeadWestvaco Corp.	26,761	945,199
Weyerhaeuser Co.	103,667	8,182,436

		16,816,031

Total Materials		32,873,284

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (2.1%)
Diversified Telecommunication Services (1.8%)
Chunghwa Telecom Co., Ltd.	25,181	$48,039
Chunghwa Telecom Co., Ltd. (ADR)	33,861	638,619
Embarq Corp.	25,098	1,590,460
Royal KPN N.V.	49,118	819,018
Telefonica S.A.	20,000	447,721
Verizon Communications, Inc.	93,698	3,857,547

		7,401,404

Wireless Telecommunication Services (0.3%)
ALLTEL Corp.	18,600	1,256,430

Total Telecommunication Services		8,657,834

Utilities (4.5%)
Electric Utilities (1.1%)
E.ON AG	27,625	4,647,086

Independent Power Producers & Energy Traders (1.9%)
Constellation Energy Group, Inc.	55,606	4,847,175
TXU Corp.	40,585	2,731,370

		7,578,545

Multi-Utilities (1.5%)
KeySpan Corp.	46,250	1,941,575
NorthWestern Corp.^	13,452	427,908
RWE AG	19,951	2,132,942
Suez S.A.	30,654	1,762,853

		6,265,278

Total Utilities		18,490,909

Total Common Stocks (92.5%) (Cost $357,412,526)		377,456,263

	Principal Amount
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (0.3%)
Auto Components (0.2%)
Dana Corp.
6.500%, 3/1/09^(h)	$281,000	292,240
5.850%, 1/15/15 (h)	40,000	38,400
7.000%, 3/15/28^(h)	361,000	361,000
International Automotive Components Group North America LLC, Term Loan
9.000%, 12/31/49†	26,900	26,900

		718,540

Hotels, Restaurants & Leisure (0.1%)
Trump Entertainment Resorts, Inc.
8.500%, 6/1/15	510,000	506,175

Total Consumer Discretionary		1,224,715

Industrials (0.0%)
Airlines (0.0%)
Northwest Airlines Trade Claim Escrows (Zero Coupon), 12/31/49†	1,510,000	162,325

Total Industrials		162,325

Total Long-Term Debt Securities (0.3%) (Cost $1,220,517)		1,387,040

SHORT-TERM INVESTMENTS:
Government Securities (6.9%)
Federal Home Loan Bank
4.80%, 7/2/07 (o)(p)	11,300,000	11,296,987
5.11%, 7/20/07 (o)(p)	1,050,000	1,047,025
5.12%, 7/25/07 (o)(p)	2,000,000	1,992,917
5.16%, 7/27/07 (o)(p)	3,500,000	3,486,507
5.08%, 9/14/07 (o)(p)	3,000,000	2,968,187
5.05%, 9/26/07 (o)(p)	3,000,000	2,963,451
5.05%, 9/28/07 (o)(p)	3,000,000	2,962,599
5.11%, 11/9/07 (o)(p)	1,500,000	1,472,429

Total Government Securities		28,190,102

Short-Term Investment of Cash Collateral for Securities Loaned (11.9%)
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	48,623,304	48,623,304

Time Deposit (0.6%)
JPMorgan Chase Nassau
4.76%, 7/2/07	2,451,551	2,451,551

Total Short-Term Investments (19.4%) (Cost/ Amortized Cost $79,266,100)		79,264,957

	Number of Contracts (c)
OPTIONS PURCHASED:
Call Options Purchased (0.3%)
MeadWestvaco Corp. October 2007 @ $0.00*†	9,700	342,604
S&P 500 Index June 2008 @ $1,375.00*	158	$575,120

		917,724

Put Options Purchased (0.1%)
DJ Euro Stoxx June 2008 @ $88.00*	2,818	585,834

Total Options Purchased (0.4%) (Cost $1,331,417)		1,503,558

Total Investments (112.6%) (Cost/Amortized Cost $439,230,560)		459,611,818
Other Assets Less Liabilities (-12.6%)		(51,372,762)

Net Assets (100%)		$408,239,056

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $659,717 or 0.16% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2007, the market value of these securities amounted to $71,309 or 0.02% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(c)	One contract relates to 100 shares.
(h)	Security in default.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2007.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

At June 30, 2007 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar, expiring 8/14/07	423	$351,762	$358,484	$(6,722)
Australian Dollar, expiring 8/14/07	220	185,977	186,314	(337)
Canadian Dollar, expiring 9/26/07	1,706	1,598,718	1,604,326	(5,608)
Danish Krone, expiring 10/23/07	9,127	1,673,712	1,664,933	8,779
Danish Krone, expiring 10/23/07	763	139,915	139,166	749
Danish Krone, expiring 10/23/07	1,008	184,263	183,955	308
Danish Krone, expiring 10/23/07	1,575	286,906	287,337	(431)
Danish Krone, expiring 10/23/07	964	175,670	175,779	(109)
Danish Krone, expiring 10/23/07	668	121,509	121,909	(400)
Danish Krone, expiring 10/23/07	994	180,713	181,248	(535)
Danish Krone, expiring 10/23/07	1,160	207,803	211,578	(3,775)
Danish Krone, expiring 10/23/07	619	111,948	113,001	(1,053)
European Union, expiring 7/13/07	60	79,011	80,713	(1,702)
European Union, expiring 7/13/07	25,577	34,476,037	34,629,415	(153,378)
European Union, expiring 9/24/07	8,413	11,260,929	11,418,001	(157,072)
European Union, expiring 9/24/07	328	440,421	445,483	(5,062)
European Union, expiring 9/24/07	164	220,068	222,746	(2,678)
European Union, expiring 9/24/07	416	559,831	564,724	(4,893)
European Union, expiring 9/24/07	415	558,096	563,033	(4,937)
European Union, expiring 9/24/07	165	222,095	223,882	(1,787)
European Union, expiring 9/24/07	169	227,050	229,447	(2,397)
European Union, expiring 9/24/07	857	1,157,026	1,162,689	(5,663)
European Union, expiring 9/24/07	576	776,853	781,089	(4,236)
European Union, expiring 9/24/07	193	260,242	261,554	(1,312)
European Union, expiring 9/24/07	257	346,801	348,550	(1,749)
European Union, expiring 9/24/07	339	456,578	459,916	(3,338)
European Union, expiring 9/24/07	212	285,642	287,656	(2,014)
European Union, expiring 9/24/07	525	708,770	712,619	(3,849)
European Union, expiring 9/24/07	257	346,599	348,646	(2,047)
European Union, expiring 9/24/07	179	241,970	242,445	(475)
European Union, expiring 9/24/07	382	517,774	518,772	(998)
British Pound, expiring 7/10/07	3,950	7,867,065	7,930,402	(63,337)
British Pound, expiring 7/10/07	131	261,482	263,586	(2,104)

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
British Pound, expiring 7/10/07	165	$329,026	$331,125	$(2,099)
British Pound, expiring 7/10/07	93	184,470	187,675	(3,205)
British Pound, expiring 7/10/07	95	187,001	190,112	(3,111)
British Pound, expiring 7/10/07	163	323,387	327,855	(4,468)
British Pound, expiring 7/10/07	151	298,260	302,566	(4,306)
British Pound, expiring 7/10/07	103	204,351	207,281	(2,930)
British Pound, expiring 7/10/07	69	136,774	137,890	(1,116)
British Pound, expiring 7/10/07	70	137,938	140,778	(2,840)
British Pound, expiring 7/10/07	211	416,116	424,392	(8,276)
British Pound, expiring 7/10/07	235	463,961	471,171	(7,210)
British Pound, expiring 7/10/07	240	476,940	480,939	(3,999)
British Pound, expiring 7/10/07	95	190,000	190,844	(844)
Japanese Yen, expiring 9/19/07	649,321	5,313,593	5,328,077	(14,484)
Japanese Yen, expiring 9/19/07	13,098	107,365	107,476	(111)
Japanese Yen, expiring 9/19/07	13,280	108,678	108,970	(292)
Japanese Yen, expiring 9/19/07	28,105	229,806	230,623	(817)
Japanese Yen, expiring 9/19/07	42,260	344,678	346,766	(2,088)
Japanese Yen, expiring 9/19/07	41,000	335,972	336,430	(458)
Korean Won, expiring 9/27/07	37,375	40,000	40,558	(558)
Korean Won, expiring 9/27/07	23,469	25,000	25,467	(467)
Korean Won, expiring 9/27/07	28,149	30,000	30,546	(546)
Korean Won, expiring 9/27/07	23,434	25,000	25,429	(429)
Korean Won, expiring 9/27/07	28,119	30,000	30,513	(513)
Korean Won, expiring 9/27/07	28,137	30,000	30,533	(533)
Korean Won, expiring 9/27/07	23,368	25,000	25,357	(357)
Korean Won, expiring 9/27/07	28,041	30,000	30,429	(429)
Korean Won, expiring 9/27/07	23,370	25,000	25,360	(360)
Korean Won, expiring 9/27/07	23,325	25,000	25,311	(311)
Korean Won, expiring 9/27/07	46,638	50,000	50,609	(609)
Korean Won, expiring 9/27/07	46,640	50,000	50,611	(611)
Korean Won, expiring 9/27/07	46,670	50,000	50,644	(644)
Korean Won, expiring 9/27/07	46,480	50,000	50,438	(438)
Korean Won, expiring 9/27/07	37,182	40,000	40,348	(348)
Korean Won, expiring 9/27/07	69,544	75,000	75,465	(465)
Korean Won, expiring 9/27/07	34,774	37,500	37,735	(235)
Korean Won, expiring 9/27/07	34,725	37,500	37,682	(182)
Korean Won, expiring 9/27/07	41,571	45,000	45,111	(111)
Korean Won, expiring 9/27/07	34,710	37,500	37,666	(166)
Korean Won, expiring 9/27/07	57,800	62,500	62,722	(222)
Norwegian Krone, expiring 7/9/07	33,759	5,649,533	5,725,544	(76,011)
Norwegian Krone, expiring 7/9/07	689	114,221	116,880	(2,659)
Swedish Krona, expiring 8/15/07	27,672	4,075,380	4,054,843	20,537
Swiss Franc, expiring 7/9/07	2,182	1,811,457	1,787,364	24,093
Swiss Franc, expiring 7/9/07	235	191,807	192,303	(496)
Swiss Franc, expiring 7/9/07	126	103,127	103,134	(7)
Swiss Franc, expiring 7/9/07	127	103,045	104,315	(1,270)
Swiss Franc, expiring 7/9/07	130	104,837	106,483	(1,646)
Singapore Dollar, expiring 7/24/07	346	226,820	226,372	448
Singapore Dollar, expiring 7/24/07	146	95,714	95,221	493
Singapore Dollar, expiring 7/24/07	260	172,847	170,155	2,692
Singapore Dollar, expiring 7/24/07	200	133,169	130,888	2,281
Taiwan Dollar, expiring 9/7/07	3,081	93,750	94,200	(450)
Taiwan Dollar, expiring 9/7/07	3,081	93,750	94,200	(450)

				$(537,795)

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Options written for the six months ended June 30, 2007 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2007	10	$1,018
Options Written	21	4,854
Options Terminated in Closing Purchase Transactions	(11)	(3,428)
Options Expired	(20)	(2,444)
Options Exercised	—	—

Options Outstanding—June 30, 2007	—	$—

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$289,954,782
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$26,844,108

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,603,915
Aggregate gross unrealized depreciation	(5,241,771)

Net unrealized appreciation	$20,362,144

Federal income tax cost of investments	$439,249,674

At June 30, 2007, the Portfolio had loaned securities with a total value of $47,425,950. This was secured by collateral of $48,623,304 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2007, the Portfolio incurred approximately $6,138 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Bermuda (1.2%)
ACE Ltd.	8,000	$500,160
XL Capital Ltd., Class A	5,260	443,365

Total Bermuda		943,525

Brazil (1.7%)
Cia de Bebidas das Americas (Preference ADR)^	8,970	627,900
Empresa Brasileira de Aeronautica S.A. (ADR)^	16,490	794,983

Total Brazil		1,422,883

Canada (1.7%)
Husky Energy, Inc.	12,030	990,407
Manulife Financial Corp.	11,580	433,088

Total Canada		1,423,495

China (0.0%)
3SBio, Inc. (ADR)*	3,000	28,920

Denmark (0.4%)
Novo Nordisk A/S, Class B	2,870	313,182

Finland (0.6%)
Fortum Oyj	16,610	521,330

France (5.3%)
BNP Paribas	1,820	217,655
LVMH Moet Hennessy Louis Vuitton S.A.	9,450	1,094,065
NicOx S.A.*	4,076	100,127
Sanofi-Aventis	9,100	740,215
Societe Generale	4,023	748,841
Technip S.A.	12,000	995,597
Total S.A.	5,710	465,701

Total France		4,362,201

Germany (6.4%)
Allianz SE (Registered)	4,699	1,104,008
Bayerische Motoren Werke (BMW) AG	12,601	818,801
Porsche AG (Preference)	357	638,766
SAP AG	18,144	934,884
Siemens AG (Registered)	12,359	1,782,627

Total Germany		5,279,086

Hong Kong (0.3%)
Hutchison Whampoa Ltd.	28,540	283,422

India (1.4%)
ICICI Bank Ltd. (ADR)^	4,760	233,954
Infosys Technologies Ltd. (ADR)^	18,000	906,840

Total India		1,140,794

Ireland (0.2%)
Experian Group Ltd.	13,320	168,378

Italy (0.8%)
Bulgari S.p.A	26,510	427,330
Tod’s S.p.A	2,300	205,858

Total Italy		633,188

Japan (10.7%)
Canon, Inc.	5,490	322,377
Chugai Pharmaceutical Co., Ltd.	13,150	236,566
Credit Saison Co., Ltd.^	13,940	363,431
Fanuc Ltd.	2,200	227,281
Hoya Corp.^	16,950	563,050
KDDI Corp.	109	808,260
Keyence Corp.^	1,700	371,825
Kyocera Corp.	4,120	439,690
Murata Manufacturing Co., Ltd.^	10,320	778,662
Nidec Corp.^	2,860	168,174
Nintendo Co., Ltd.	1,440	527,464
Resona Holdings, Inc.	106	253,970
Secom Co., Ltd.	8,500	401,096
Sega Sammy Holdings, Inc.^	10,400	168,512
Seven & I Holdings Co., Ltd.	8,613	246,236
Shionogi & Co., Ltd.	24,300	396,694
Sony Corp.^	20,450	1,051,358
Square Enix Co., Ltd.	11,090	280,121
Sumitomo Mitsui Financial Group, Inc.	60	560,406
Toyota Motor Corp.	9,050	573,320

Total Japan		8,738,493

Mexico (2.2%)
Fomento Economico Mexicano S.A.B. de C.V.	148,420	581,810
Grupo Modelo S.A.B., Series C	68,310	372,106
Grupo Televisa S.A. (Sponsored ADR)	30,830	851,216

Total Mexico		1,805,132

Netherlands (2.2%)
European Aeronautic Defence and Space Co. N.V.^	24,720	806,989
Koninklijke Philips Electronics N.V.	22,640	967,065

Total Netherlands		1,774,054

Norway (0.6%)
Tandberg ASA	20,180	454,285

Singapore (0.2%)
Singapore Press Holdings Ltd.^	61,790	187,297

South Korea (2.3%)
Hyundai Heavy Industries Co., Ltd.	1,835	685,257
Samsung Electronics Co., Ltd.	774	474,194
SK Telecom Co., Ltd. (ADR)^	27,110	741,459

Total South Korea		1,900,910

Spain (1.0%)
Inditex S.A.	13,260	785,529

Sweden (6.7%)
Assa Abloy AB, Class B^	18,300	405,376
Hennes & Mauritz AB, Class B	25,990	1,544,762
Investor AB, Class B	19,045	495,674
Telefonaktiebolaget LM Ericsson, Class B	766,390	3,077,125

Total Sweden		5,522,937

Switzerland (3.2%)
Credit Suisse Group (Registered)	15,443	1,104,336
Novartis AG (Registered)	6,926	391,235
Roche Holding AG	5,348	951,826
Syngenta AG (Registered)	968	189,558

Total Switzerland		2,636,955

Taiwan (2.0%)
Benq Corp.*	237,080	89,809
MediaTek, Inc.	52,320	815,062
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)^	62,999	701,179

Total Taiwan		1,606,050

United Kingdom (11.7%)
BP plc (ADR)	8,830	636,996
Burberry Group plc	26,750	369,034
Cadbury Schweppes plc	59,480	812,205

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Diageo plc	22,103	$460,273
HSBC Holdings plc	42,086	766,991
Pearson plc	21,820	369,375
Prudential plc	49,480	709,436
Reckitt Benckiser plc	18,670	1,025,385
Royal Bank of Scotland Group plc	95,850	1,218,376
Smith & Nephew plc	33,130	411,811
Tesco plc	78,680	661,219
Vodafone Group plc	517,570	1,744,001
WPP Group plc	27,680	416,048

Total United Kingdom		9,601,150

United States (33.1%)
3M Co.	9,210	799,336
Acadia Pharmaceuticals, Inc.*^	5,900	80,653
Adobe Systems, Inc.*	20,030	804,205
Advanced Micro Devices, Inc.*^	47,590	680,537
Affymetrix, Inc.*^	6,680	166,265
Aflac, Inc.	3,800	195,320
Altera Corp.	23,880	528,464
American International Group, Inc.	5,700	399,171
Automatic Data Processing, Inc.	17,910	868,098
Berkshire Hathaway, Inc., Class B*	130	468,650
Boeing Co.	5,740	551,958
Boston Scientific Corp.*	34,280	525,855
Carnival Corp.	19,820	966,622
Chevron Corp.	7,160	603,158
Cisco Systems, Inc.*	12,660	352,581
Citadel Broadcasting Corp.	1,543	9,952
Coach, Inc.*	5,850	277,232
Colgate-Palmolive Co.	9,000	583,650
Corning, Inc.*	34,980	893,739
Cree, Inc.*^	16,420	424,457
eBay, Inc.*	36,660	1,179,719
Emerson Electric Co.	17,180	804,024
Genentech, Inc.*	3,820	289,021
Getty Images, Inc.*	4,770	228,054
Gilead Sciences, Inc.*	16,540	641,256
InterMune, Inc.*^	5,400	140,076
International Game Technology	11,350	450,595
Intuit, Inc.*	24,540	738,163
Johnson & Johnson	2,870	176,849
Juniper Networks, Inc.*	43,160	1,086,337
Linear Technology Corp.^	9,830	355,649
Lockheed Martin Corp.	4,650	437,705
Maxim Integrated Products, Inc.	19,340	646,150
McDonald’s Corp.	11,100	563,436
Medtronic, Inc.	5,360	277,970
Microsoft Corp.	41,880	1,234,204
Morgan Stanley	10,170	853,060
Nektar Therapeutics*^	5,410	51,341
Northern Trust Corp.	11,950	767,668
Northrop Grumman Corp.	5,230	407,260
Praxair, Inc.	2,900	208,771
Raytheon Co.	8,580	462,376
Regeneron Pharmaceuticals, Inc.*^	3,600	64,512
Scientific Games Corp., Class A*^	2,500	87,375
Seattle Genetics, Inc.*^	3,400	33,354
Shuffle Master, Inc.*^	4,800	79,680
Sirius Satellite Radio, Inc.*^	186,620	563,592
Theravance, Inc.*^	5,610	179,520
Tiffany & Co.	15,520	823,491
Transocean, Inc.*	10,000	1,059,800
Wal-Mart Stores, Inc.	14,930	718,282
Walt Disney Co.	21,600	737,424
Xilinx, Inc.	15,990	428,052
Yahoo!, Inc.*	5,230	141,890

Total United States		27,096,559

Total Common Stocks (95.9%) (Cost $73,714,962)		78,629,755

INVESTMENT COMPANY:
Exchange Traded Fund (1.7%)
iShares MSCI Emerging Markets Index Fund (Cost $1,228,809)	10,800	1,421,822

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (10.4%)
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	$8,487,154	8,487,154

Time Deposit (4.7%)
JPMorgan Chase Nassau
4.76%, 7/2/07	3,856,256	3,856,256

Total Short-Term Investment (15.1%) (Amortized Cost $12,343,410)		12,343,410

Total Investments (112.7%) (Cost/Amortized Cost $87,287,181)		92,394,987
Other Assets Less Liabilities (-12.7%)		(10,425,737)

Net Assets (100.0%)		$81,969,250

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR— American Depositary Receipt

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$53,287,956
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$7,694,556

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,151,703
Aggregate gross unrealized depreciation	(1,067,434)

Net unrealized appreciation	$5,084,269

Federal income tax cost of investments	$87,310,718

At June 30, 2007, the Portfolio had loaned securities with a total value of $8,236,879. This was secured by collateral of $8,487,154 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2007, the Portfolio incurred approximately $1,127 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.1%)
Auto Components (0.1%)
Gentex Corp.^	600	$11,814
Lear Corp.*	200	7,122
Tenneco, Inc.*^	200	7,008

		25,944

Diversified Consumer Services (0.1%)
DeVry, Inc.^	300	10,206
ITT Educational Services, Inc.*^	150	17,607
Sotheby’s, Inc.^	100	4,602
Stewart Enterprises, Inc., Class A^	100	779

		33,194

Hotels, Restaurants & Leisure (1.1%)
Applebee’s International, Inc.^	100	2,410
Bob Evans Farms, Inc.^	100	3,685
CBRL Group, Inc.^	100	4,248
CEC Entertainment, Inc.*	100	3,520
Chipotle Mexican Grill, Inc., Class B*	36	2,831
Darden Restaurants, Inc.	300	13,197
IHOP Corp.^	100	5,443
Jack in the Box, Inc.*^	120	8,513
McDonald’s Corp.	5,000	253,800
Wendy’s International, Inc.	500	18,375
Wyndham Worldwide Corp.*	300	10,878
Yum! Brands, Inc.	3,400	111,248

		438,148

Household Durables (0.1%)
American Greetings Corp., Class A^	200	5,666
Black & Decker Corp.	100	8,831
Leggett & Platt, Inc.^	400	8,820
NVR, Inc.*^	15	10,196
Ryland Group, Inc.^	100	3,737
Tempur-Pedic International, Inc.^	300	7,770
Tupperware Brands Corp.^	200	5,748

		50,768

Internet & Catalog Retail (0.2%)
Expedia, Inc.*	529	15,494
Liberty Media Corp., Interactive, Class A*	1,700	37,961
Priceline.com, Inc.*^	100	6,874

		60,329

Leisure Equipment & Products (0.1%)
Brunswick Corp.	300	9,789
Hasbro, Inc.	500	15,705
Mattel, Inc.	700	17,703
Polaris Industries, Inc.^	100	5,416
RC2 Corp.*^	100	4,001

		52,614

Media (3.5%)
Arbitron, Inc.^	100	5,153
Belo Corp., Class A	300	6,177
CBS Corp., Class B	4,000	133,280
Citadel Broadcasting Corp.	814	5,250
Clear Channel Communications, Inc.	2,100	79,422
DIRECTV Group, Inc.*	260	6,008
DreamWorks Animation SKG, Inc., Class A*	300	8,652
EchoStar Communications Corp., Class A*^	2,100	91,077
Entravision Communications Corp., Class A*	400	4,172
Gannett Co., Inc.	2,100	115,395
Getty Images, Inc.*	200	9,562
Idearc, Inc.	245	8,656
John Wiley & Sons, Inc., Class A^	100	4,829
Journal Communications, Inc., Class A^	300	3,903
Liberty Media Corp., Capital Series, Class A*	332	39,070
Lin TV Corp., Class A*^	200	3,762
Marvel Entertainment, Inc.*^	400	10,192
Meredith Corp.	200	12,320
News Corp., Class A	3,600	76,356
Omnicom Group, Inc.	1,800	95,256
R.H. Donnelley Corp.*^	100	7,578
Regal Entertainment Group, Class A^	400	8,772
Sinclair Broadcast Group, Inc., Class A^	300	4,266
Time Warner, Inc.	100	2,104
Tribune Co.	227	6,674
Viacom, Inc., Class B*	4,200	174,846
Walt Disney Co.	13,500	460,890

		1,383,622

Multiline Retail (2.4%)
Big Lots, Inc.*^	600	17,652
Dollar Tree Stores, Inc.*	500	21,775
Family Dollar Stores, Inc.	600	20,592
J.C. Penney Co., Inc.	1,350	97,713
Kohl’s Corp.*	2,900	205,987
Macy’s, Inc.	4,300	171,054
Nordstrom, Inc.	3,600	184,032
Sears Holdings Corp.*	600	101,700
Target Corp.	2,400	152,640

		973,145

Specialty Retail (1.2%)
Aeropostale, Inc.*^	200	8,336
American Eagle Outfitters, Inc.	500	12,830
AutoZone, Inc.*	100	13,662
Best Buy Co., Inc.	500	23,335
Buckle, Inc.	145	5,713
Gymboree Corp.*^	160	6,306
Home Depot, Inc.	5,900	232,165
Office Depot, Inc.*	700	21,210
Payless Shoesource, Inc.*^	80	2,524
RadioShack Corp.^	400	13,256
Rent-A-Center, Inc.*	300	7,869
Ross Stores, Inc.	400	12,320
Sally Beauty Holdings, Inc.*^	400	3,600
Sherwin-Williams Co.	200	13,294
Sonic Automotive, Inc., Class A	100	2,897
Stage Stores, Inc.^	200	4,192
TJX Cos., Inc.	3,400	93,500

		477,009

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.*	2,000	94,780
Columbia Sportswear Co.^	100	6,868
Deckers Outdoor Corp.*^	100	10,090
Fossil, Inc.*^	100	2,949
Liz Claiborne, Inc.	300	11,190
Movado Group, Inc.	100	3,374
NIKE, Inc., Class B	100	5,829
Wolverine World Wide, Inc.^	140	3,879

		138,959

Total Consumer Discretionary	.	3,633,732

Consumer Staples (8.1%)
Beverages (1.8%)
Coca-Cola Co.	6,500	340,015
Pepsi Bottling Group, Inc.	400	13,472
PepsiCo, Inc.	5,320	345,002

		698,489

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (1.0%)
BJ’s Wholesale Club, Inc.*	200	$7,206
Ingles Markets, Inc., Class A	100	3,445
Kroger Co.	6,500	182,845
Performance Food Group Co.*^	100	3,249
Safeway, Inc.	3,790	128,974
Wal-Mart Stores, Inc.	1,600	76,976

		402,695

Food Products (2.1%)
Campbell Soup Co.	2,100	81,501
ConAgra Foods, Inc.	4,410	118,452
Dean Foods Co.	300	9,561
Flowers Foods, Inc.^	100	3,336
General Mills, Inc.	2,100	122,682
H.J. Heinz Co.	2,400	113,928
JM Smucker Co.	200	12,732
Kellogg Co.	2,000	103,580
Kraft Foods, Inc., Class A	2,276	80,229
Sara Lee Corp.	9,800	170,520
Tyson Foods, Inc., Class A	600	13,824

		830,345

Household Products (0.9%)
Clorox Co.	200	12,420
Colgate-Palmolive Co.	300	19,455
Energizer Holdings, Inc.*^	100	9,960
Procter & Gamble Co.	5,500	336,545

		378,380

Personal Products (0.1%)
Alberto-Culver Co.	400	9,488
Estee Lauder Cos., Inc., Class A	300	13,653
NBTY, Inc.*	300	12,960
Playtex Products, Inc.*^	300	4,443

		40,544

Tobacco (2.2%)
Altria Group, Inc.	12,100	848,694
Loews Corp.- Carolina Group	200	15,454
Universal Corp.	100	6,092
UST, Inc.^	300	16,113

		886,353

Total Consumer Staples		3,236,806

Energy (13.0%)
Energy Equipment & Services (1.4%)
Global Industries Ltd.*	400	10,728
GulfMark Offshore, Inc.*^	100	5,122
Hercules Offshore, Inc.*^	100	3,238
National Oilwell Varco, Inc.*	1,700	177,208
Oil States International, Inc.*^	200	8,268
Schlumberger Ltd.	3,600	305,784
Superior Energy Services, Inc.*	300	11,976
Tidewater, Inc.^	300	21,264

		543,588

Oil, Gas & Consumable Fuels (11.6%)
Alon USA Energy, Inc.^	100	4,401
Anadarko Petroleum Corp.	3,800	197,562
Apache Corp.	1,700	138,703
Berry Petroleum Co., Class A^	100	3,768
Chesapeake Energy Corp.^	2,500	86,500
Chevron Corp.	11,700	985,608
ConocoPhillips	4,400	345,400
Continental Resources, Inc.*	800	12,800
Exxon Mobil Corp.	22,600	1,895,688
Frontier Oil Corp.	300	13,131
Frontline Ltd.^	200	9,170
General Maritime Corp.^	120	3,214
Holly Corp.	200	14,838
Marathon Oil Corp.	4,540	272,218
Mariner Energy, Inc.*^	200	4,850
Noble Energy, Inc.	300	18,717
Occidental Petroleum Corp.	5,000	289,400
Overseas Shipholding Group^	300	24,420
Paramount Resources Ltd., Class A*	400	7,754
Rosetta Resources, Inc.*^	200	4,308
Sunoco, Inc.	200	15,936
Tesoro Corp.	300	17,145
TUSK Energy Corp.*	1,500	2,788
Valero Energy Corp.	3,300	243,738

		4,612,057

Total Energy		5,155,645

Financials (17.5%)
Capital Markets (3.1%)
Ameriprise Financial, Inc.	3,410	216,774
Ares Capital Corp.^	200	3,370
Bank of New York Co., Inc.*	3,400	140,896
Bear Stearns Cos., Inc.	400	56,000
GAMCO Investors, Inc., Class A^	100	5,605
Goldman Sachs Group, Inc.	1,200	260,100
Janus Capital Group, Inc.	500	13,920
Merrill Lynch & Co., Inc.	2,930	244,889
Morgan Stanley	3,400	285,192
Piper Jaffray Cos.*^	100	5,573
WP Carey & Co. LLC	100	3,145

		1,235,464

Commercial Banks (3.0%)
Comerica, Inc.	300	17,841
Fifth Third Bancorp	2,300	91,471
FNB Corp./Pennsylvania^	200	3,348
Huntington Bancshares, Inc./Ohio	500	11,370
SunTrust Banks, Inc.	1,700	145,758
SVB Financial Group*^	100	5,311
TCF Financial Corp.	400	11,120
U.S. Bancorp	6,000	197,700
Wachovia Corp.	5,914	303,092
Wells Fargo & Co.	11,600	407,972

		1,194,983

Consumer Finance (0.1%)
Advanta Corp., Class B^	150	4,671
AmeriCredit Corp.*^	800	21,240

		25,911

Diversified Financial Services (4.5%)
Bank of America Corp.	14,300	699,127
CIT Group, Inc.	400	21,932
Citigroup, Inc.	10,100	518,029
JPMorgan Chase & Co.	10,900	528,105

		1,767,193

Insurance (5.2%)
ACE Ltd.	90	5,627
Allstate Corp.	4,100	252,191
Ambac Financial Group, Inc.	200	17,438
American Financial Group, Inc./Ohio^	300	10,245
American International Group, Inc.	6,900	483,207
Aspen Insurance Holdings Ltd.^	300	8,421
Assurant, Inc.^	300	17,676
Assured Guaranty Ltd.^	100	2,956
Chubb Corp.	3,600	194,904
Cincinnati Financial Corp.	300	13,020
CNA Financial Corp.^	1,200	57,228
CNA Surety Corp.*^	100	1,891
Commerce Group, Inc.^	300	10,416
Delphi Financial Group, Inc., Class A^	100	4,182
FBL Financial Group, Inc., Class A^	100	3,932
Fidelity National Financial, Inc., Class A	500	11,850

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Genworth Financial, Inc., Class A	5,100	$175,440
Horace Mann Educators Corp.^	200	4,248
Infinity Property & Casualty Corp.^	100	5,073
IPC Holdings Ltd.^	100	3,229
LandAmerica Financial Group, Inc.	100	9,649
Loews Corp.	400	20,392
Max Capital Group Ltd.^	100	2,830
MBIA, Inc.^	200	12,444
MetLife, Inc.	1,600	103,168
Midland Co.^	100	4,694
Montpelier Reinsurance Holdings Ltd.^	200	3,708
Nationwide Financial Services, Inc.^	200	12,644
Ohio Casualty Corp.	100	4,331
PartnerReinsurance Ltd.^	100	7,750
Phoenix Cos., Inc.	200	3,002
Platinum Underwriters Holdings Ltd.^	100	3,475
Principal Financial Group, Inc.	3,300	192,357
ProAssurance Corp.*^	100	5,567
Reinsurance Group of America, Inc.^	200	12,048
RenaissanceReinsurance Holdings Ltd.	100	6,199
RLI Corp.^	100	5,595
Safeco Corp.	200	12,452
Security Capital Assurance, Ltd.^	100	3,087
Travelers Cos., Inc.	4,100	219,350
United America Indemnity Ltd., Class A*	200	4,974
XL Capital Ltd., Class A	1,600	134,864
Zenith National Insurance Corp.	100	4,709

		2,072,463

Real Estate Investment Trusts (REITs) (0.1%)
General Growth Properties, Inc. (REIT)	600	31,770

Real Estate Management & Development (0.0%)
Jones Lang LaSalle, Inc.^	100	11,350

Thrifts & Mortgage Finance (1.5%)
Fannie Mae	3,200	209,056
Freddie Mac	2,200	133,540
Hudson City Bancorp, Inc.	1,000	12,220
MAF Bancorp, Inc.^	100	5,426
MGIC Investment Corp.	200	11,372
PMI Group, Inc.^	400	17,868
Provident Financial Services, Inc.^	200	3,152
Radian Group, Inc.^	300	16,200
Washington Mutual, Inc.^	4,500	191,880

		600,714

Total Financials		6,939,848

Health Care (15.1%)
Biotechnology (0.6%)
Amgen, Inc.*	3,400	187,986
Genentech, Inc.*	600	45,396

		233,382

Health Care Equipment & Supplies (0.8%)
Advanced Medical Optics, Inc.*^	200	6,976
CONMED Corp.*	100	2,928
Dade Behring Holdings, Inc.	200	10,624
Edwards Lifesciences Corp.*^	200	9,868
Immucor, Inc.*^	300	8,391
Kinetic Concepts, Inc.*^	200	10,394
Medtronic, Inc	3,100	160,766
STERIS Corp.^	100	3,060
Zimmer Holdings, Inc.*	1,500	127,335

		340,342

Health Care Providers & Services (5.6%)
Aetna, Inc.	5,000	247,000
AmerisourceBergen Corp.	400	19,788
Apria Healthcare Group, Inc.*^	100	2,877
Cardinal Health, Inc.	300	21,192
Chemed Corp.^	100	6,629
CIGNA Corp.	3,300	172,326
Community Health Systems, Inc.*	300	12,135
Coventry Health Care, Inc.*	300	17,295
Emergency Medical Services Corp., Class A*^	100	3,913
Express Scripts, Inc.*	2,000	100,020
Health Net, Inc.*	200	10,560
Healthspring, Inc.*^	200	3,812
Humana, Inc.*	400	24,364
Kindred Healthcare, Inc.*^	100	3,072
Laboratory Corp. of America Holdings*	200	15,652
McKesson Corp.	3,600	214,704
Medco Health Solutions, Inc.*	2,500	194,975
Sunrise Senior Living, Inc.*^	100	3,999
UnitedHealth Group, Inc.	11,600	593,224
WellCare Health Plans, Inc.*^	100	9,051
WellPoint, Inc.*	6,700	534,861

		2,211,449

Life Sciences Tools & Services (0.1%)
Invitrogen Corp.*^	200	14,750
PerkinElmer, Inc.	400	10,424
Varian, Inc.*^	100	5,483

		30,657

Pharmaceuticals (8.0%)
Abbott Laboratories	4,000	214,200
Bristol-Myers Squibb Co.	6,400	201,984
Eli Lilly & Co.	3,200	178,816
Forest Laboratories, Inc.*	3,500	159,775
Johnson & Johnson	14,200	875,004
King Pharmaceuticals, Inc.*	600	12,276
KV Pharmaceutical Co., Class A*^	100	2,724
Merck & Co., Inc.	6,800	338,640
Par Pharmaceutical Cos., Inc.*^	100	2,823
Perrigo Co.^	200	3,916
Pfizer, Inc.	35,000	894,950
Schering-Plough Corp.	2,300	70,012
Sciele Pharma, Inc.*^	200	4,712
Wyeth	3,600	206,424

		3,166,256

Total Health Care		5,982,086

Industrials (9.0%)
Aerospace & Defense (4.5%)
Alliant Techsystems, Inc.*^	100	9,915
Armor Holdings, Inc.*	100	8,687
Boeing Co.	2,500	240,400
Ceradyne, Inc.*^	100	7,396
Curtiss-Wright Corp.^	100	4,661
General Dynamics Corp.	2,160	168,955
Honeywell International, Inc.	4,600	258,888
L-3 Communications Holdings, Inc.	200	19,478
Lockheed Martin Corp.	2,690	253,210
Northrop Grumman Corp.	3,200	249,184
Precision Castparts Corp.	900	109,224
Raytheon Co.	4,180	225,260
United Technologies Corp.	3,300	234,069

		1,789,327

Air Freight & Logistics (0.4%)
Hub Group, Inc., Class A*^	90	3,164
United Parcel Service, Inc., Class B	2,100	153,300

		156,464

Commercial Services & Supplies (0.4%)
ABM Industries, Inc.^	100	2,581
ACCO Brands Corp.*^	200	4,610

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Administaff, Inc.^	160	$5,359
Deluxe Corp.	200	8,122
Heidrick & Struggles International, Inc.*^	100	5,124
Herman Miller, Inc.^	300	9,480
IHS, Inc., Class A*^	200	9,200
IKON Office Solutions, Inc.^	400	6,244
Knoll, Inc.^	200	4,480
Korn/Ferry International*^	200	5,252
Labor Ready, Inc.*^	200	4,622
M&F Worldwide Corp.*^	100	6,658
Manpower, Inc.	200	18,448
R.R. Donnelley & Sons Co.	400	17,404
Republic Services, Inc.	400	12,256
Steelcase, Inc., Class A^	300	5,550
TeleTech Holdings, Inc.*^	300	9,744
United Stationers, Inc.*	100	6,664
Viad Corp.^	120	5,060
Watson Wyatt Worldwide, Inc., Class A^	200	10,096

		156,954

Construction & Engineering (0.1%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	500	18,870
EMCOR Group, Inc.*^	120	8,748
InfraSource Services, Inc.*	100	3,710
Perini Corp.*	100	6,153

		37,481

Electrical Equipment (0.2%)
Acuity Brands, Inc.^	300	18,084
Belden, Inc.^	240	13,284
GrafTech International Ltd.*^	400	6,736
Thomas & Betts Corp.*	200	11,600
Woodward Governor Co.^	200	10,734

		60,438

Industrial Conglomerates (2.5%)
3M Co.	2,500	216,975
General Electric Co.	14,800	566,544
Tyco International Ltd.*	6,600	223,014

		1,006,533

Machinery (0.7%)
AGCO Corp.*	300	13,023
Cummins, Inc.	200	20,242
Deere & Co.	300	36,222
Eaton Corp.	1,600	148,800
Manitowoc Co., Inc.	100	8,038
Middleby Corp.*	100	5,982
Navistar International Corp.*	200	13,200
Pall Corp.	300	13,797
SPX Corp.	200	17,562
Wabtec Corp.	100	3,653

		280,519

Marine (0.0%)
Horizon Lines, Inc., Class A^	100	3,276

Road & Rail (0.1%)
Avis Budget Group, Inc.*	400	11,372
Con-way, Inc.^	200	10,048
Kansas City Southern, Inc.*^	300	11,262
Laidlaw International, Inc.	200	6,910

		39,592

Trading Companies & Distributors (0.1%)
Applied Industrial Technologies, Inc.	100	2,950
UAP Holding Corp.^	200	6,028
W.W. Grainger, Inc.	200	18,610

		27,588

Total Industrials		3,558,172

Information Technology (20.5%)
Communications Equipment (3.6%)
Adtran, Inc.^	100	2,597
Arris Group, Inc.*^	400	7,036
Avaya, Inc.*	900	15,156
Cisco Systems, Inc.*	33,400	930,190
CommScope, Inc.*^	200	11,670
Comtech Telecommunications Corp.*^	100	4,642
Dycom Industries, Inc.*^	100	2,998
Foundry Networks, Inc.*^	100	1,666
InterDigital Communications Corp.*^	100	3,217
Juniper Networks, Inc.*	5,700	143,469
Motorola, Inc.	3,900	69,030
Netgear, Inc.*^	100	3,625
QUALCOMM, Inc.	5,200	225,628

		1,420,924

Computers & Peripherals (6.2%)
Apple, Inc.*	3,800	463,752
Dell, Inc.*	9,100	259,805
EMC Corp.*	9,900	179,190
Hewlett-Packard Co.	14,100	629,142
International Business Machines Corp.	8,700	915,675

		2,447,564

Electronic Equipment & Instruments (0.5%)
Agilent Technologies, Inc.*	3,730	143,381
Arrow Electronics, Inc.*	300	11,529
Avnet, Inc.*	300	11,892
Insight Enterprises, Inc.*^	200	4,514
Littelfuse, Inc.*	100	3,377
Mettler-Toledo International, Inc.*	100	9,551
Rofin-Sinar Technologies, Inc.*^	20	1,380
Technitrol, Inc.	100	2,867

		188,491

Internet Software & Services (1.0%)
CMGI, Inc.*^	1,800	3,510
Google, Inc., Class A*	700	366,366
j2 Global Communications, Inc.*^	100	3,490
United Online, Inc.^	620	10,224
VeriSign, Inc.*	500	15,865

		399,455

IT Services (2.3%)
Accenture Ltd., Class A	3,400	145,826
Alliance Data Systems Corp.*	200	15,456
Automatic Data Processing, Inc.	3,800	184,186
Broadridge Financial Solutions, Inc.	600	11,472
Computer Sciences Corp.*	300	17,745
Convergys Corp.*	700	16,968
Covansys Corp.*^	100	3,393
CSG Systems International, Inc.*^	200	5,302
Electronic Data Systems Corp.	7,100	196,883
First Data Corp.	6,600	215,622
Fiserv, Inc.*	300	17,040
ManTech International Corp., Class A*	100	3,083
Mastercard, Inc., Class A^	400	66,348
Syntel, Inc.^	100	3,039
Total System Services, Inc.^	300	8,853
Western Union Co.	450	9,374

		920,590

Office Electronics (0.5%)
Xerox Corp.*	11,660	215,477

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Energy Industries, Inc.*^	200	4,532
AMIS Holdings, Inc.*^	300	3,756
Amkor Technology, Inc.*^	800	12,600
Analog Devices, Inc.	2,800	105,392
Applied Materials, Inc.	7,400	147,038

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Atheros Communications, Inc.*^	100	$3,084
ATMI, Inc.*^	100	3,000
Brooks Automation, Inc.*^	200	3,630
Cymer, Inc.*^	100	4,020
Entegris, Inc.*^	400	4,752
Fairchild Semiconductor International, Inc.*	500	9,660
FEI Co.*^	100	3,246
KLA-Tencor Corp.	200	10,990
Lam Research Corp.*	300	15,420
MEMC Electronic Materials, Inc.*	1,500	91,680
Micrel, Inc.^	600	7,632
MKS Instruments, Inc.*^	200	5,540
National Semiconductor Corp.^	500	14,135
Novellus Systems, Inc.*^	400	11,348
NVIDIA Corp.*	2,100	86,751
ON Semiconductor Corp.*^	900	9,648
RF Micro Devices, Inc.*^	600	3,744
Teradyne, Inc.*	600	10,548
Texas Instruments, Inc.	4,720	177,613
Varian Semiconductor Equipment
Associates, Inc.*^	300	12,018
Verigy Ltd.*	360	10,300
Xilinx, Inc.	500	13,385

		785,462

Software (4.4%)
Adobe Systems, Inc.*	2,600	104,390
Aspen Technology, Inc.*^	300	4,200
BMC Software, Inc.*	500	15,150
Cadence Design Systems, Inc.*	800	17,568
Cognos, Inc.*^	200	7,934
Compuware Corp.*	1,900	22,534
Electronic Arts, Inc.*	1,200	56,784
Fair Isaac Corp.^	500	20,060
Jack Henry & Associates, Inc.^	400	10,300
McAfee, Inc.*	500	17,600
Micros Systems, Inc.*^	200	10,880
Microsoft Corp.	40,700	1,199,429
MicroStrategy, Inc., Class A*	20	1,890
Oracle Corp.*	12,800	252,288
Sybase, Inc.*^	300	7,167
Synopsys, Inc.*	500	13,215
The9 Ltd. (ADR)*^	100	4,626
TIBCO Software, Inc.*	450	4,072

		1,770,087

Total Information Technology		8,148,050

Materials (2.7%)
Chemicals (0.9%)
Albemarle Corp.	300	11,559
Cabot Corp.	200	9,536
Celanese Corp., Class A	300	11,634
CF Industries Holdings, Inc.^	200	11,978
Dow Chemical Co.	3,600	159,192
Ferro Corp.^	200	4,986
Hercules, Inc.*	860	16,899
Lubrizol Corp.	200	12,910
Lyondell Chemical Co.	400	14,848
Nalco Holding Co.^	400	10,980
PPG Industries, Inc.	900	68,499
Rockwood Holdings, Inc.*	300	10,965
Sensient Technologies Corp.^	150	3,809
Spartech Corp.^	200	5,310
Valhi, Inc.^	300	4,890
W.R. Grace & Co.*^	200	4,898

		362,893

Containers & Packaging (0.1%)
Owens-Illinois, Inc.*	400	14,000
Packaging Corp. of America	100	2,531
Pactiv Corp.*	400	12,756
Rock-Tenn Co., Class A^	100	3,172
Sonoco Products Co.	300	12,843

		45,302

Metals & Mining (1.2%)
Century Aluminum Co.*^	100	5,463
Chaparral Steel Co.	300	21,561
Cleveland-Cliffs, Inc.^	200	15,534
Metal Management, Inc.^	100	4,407
Nucor Corp.	2,400	140,760
Schnitzer Steel Industries, Inc.^	100	4,794
Southern Copper Corp.^	1,100	103,686
Steel Dynamics, Inc.	300	12,573
United States Steel Corp.	1,600	174,000
Worthington Industries, Inc.^	200	4,330

		487,108

Paper & Forest Products (0.5%)
International Paper Co.	4,700	183,535

Total Materials		1,078,838

Telecommunication Services (2.6%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	2,434	101,011
Cbeyond, Inc.*^	100	3,851
CenturyTel, Inc.	400	19,620
Cincinnati Bell, Inc.*	920	5,318
Citizens Communications Co.	800	12,216
Cogent Communications Group, Inc.*^	200	5,974
Embarq Corp.	300	19,011
NTELOS Holdings Corp.^	200	5,528
Premiere Global Services, Inc.*^	300	3,906
Qwest Communications International, Inc.*	13,900	134,830
Verizon Communications, Inc.	9,300	382,881

		694,146

Wireless Telecommunication Services (0.9%)
ALLTEL Corp.	1,300	87,815
Sprint Nextel Corp.	11,200	231,952
Telephone & Data Systems, Inc.	300	18,771

		338,538

Total Telecommunication Services		1,032,684

Utilities (2.2%)
Electric Utilities (1.3%)
Duke Energy Corp.	8,500	155,550
Edison International	2,200	123,464
El Paso Electric Co.*^	100	2,456
Exelon Corp.	1,200	87,120
FirstEnergy Corp.	800	51,784
Otter Tail Corp.^	100	3,207
Progress Energy, Inc.	1,800	82,062
Unisource Energy Corp.	100	3,289

		508,932

Gas Utilities (0.1%)
Atmos Energy Corp.	300	9,018
New Jersey Resources Corp.^	100	5,102
Northwest Natural Gas Co.^	100	4,619
ONEOK, Inc.	300	15,123
UGI Corp.	400	10,912
WGL Holdings, Inc.	100	3,264

		48,038

Independent Power Producers & Energy Traders (0.2%)
Canadian Hydro Developers, Inc.*	700	4,068
Constellation Energy Group, Inc.	300	26,151
Mirant Corp.*	500	21,325

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
NRG Energy, Inc.*^	400	$16,628

		68,172

Multi-Utilities (0.6%)
Black Hills Corp.^	100	3,975
CenterPoint Energy, Inc.	700	12,180
NiSource, Inc.	500	10,355
PG&E Corp.	2,930	132,729
Sempra Energy	1,600	94,768

		254,007

Total Utilities		879,149

Total Common Stocks (99.8%) (Cost $37,821,873)		39,645,010

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (5.0%)
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	$1,994,656	1,994,656

Time Deposit (2.2%)
JPMorgan Chase Nassau
4.76%, 7/2/07	875,061	875,061

Total Short-Term Investments (7.2%) (Amortized Cost $2,869,717)		2,869,717

Total Investments (107.0%) (Cost/Amortized Cost $40,691,590)		42,514,727
Other Assets Less Liabilities (-7.0%)		(2,784,567)

Net Assets (100%)		$39,730,160

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
r	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$40,512,334
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$21,629,528
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$2,247,440
Aggregate gross unrealized depreciation	(436,943)

Net unrealized appreciation	$1,810,497

Federal income tax cost of investments	$40,704,230

At June 30, 2007, the Portfolio had loaned securities with a total value of $1,956,984. This was secured by collateral of $1,994,656 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2007, the Portfolio incurred approximately $616 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.9%)
Auto Components (1.5%)
Aftermarket Technology Corp.*	1,000	$29,680
American Axle & Manufacturing Holdings, Inc.^	5,000	148,100
ArvinMeritor, Inc.^	8,100	179,820
Cooper Tire & Rubber Co.^	1,200	33,144
Drew Industries, Inc.*^	700	23,198
Fuel Systems Solutions, Inc.*^	200	3,316
GenTek, Inc.*^	500	17,610
Gentex Corp.	4,400	86,636
Goodyear Tire & Rubber Co.*	1,400	48,664
Lear Corp.*	1,500	53,415
Modine Manufacturing Co.^	700	15,820
Sauer-Danfoss, Inc.^	1,700	50,592
Shiloh Industries, Inc.	200	2,436
Standard Motor Products, Inc.^	900	13,527
Tenneco, Inc.*	6,800	238,272

		944,230

Automobiles (0.1%)
Monaco Coach Corp.^	1,300	18,655
Winnebago Industries, Inc.^	1,700	50,184

		68,839

Distributors (0.0%)
Keystone Automotive Industries, Inc.*^	200	8,274

Diversified Consumer Services (1.8%)
Coinstar, Inc.*	3,700	116,476
CPI Corp.^	300	20,850
DeVry, Inc.	5,700	193,914
INVESTools, Inc.*^	700	6,972
ITT Educational Services, Inc.*	600	70,428
Jackson Hewitt Tax Service, Inc.^	1,900	53,409
Matthews International Corp., Class A	100	4,361
Pre-Paid Legal Services, Inc.*	800	51,448
Regis Corp.	4,100	156,825
Service Corp. International	1,400	17,892
Sotheby’s, Inc.	1,800	82,836
Steiner Leisure Ltd.*	1,300	63,856
Stewart Enterprises, Inc., Class A^	6,700	52,193
Strayer Education, Inc.	1,600	210,736
Vertrue, Inc.*^	300	14,634

		1,116,830

Hotels, Restaurants & Leisure (3.1%)
AFC Enterprises, Inc.*	1,400	24,206
Ambassadors Group, Inc.^	700	24,871
Ameristar Casinos, Inc.	2,400	83,376
Applebee’s International, Inc.	5,700	137,370
Bally Technologies, Inc.*^	1,500	39,630
Bob Evans Farms, Inc.	5,400	198,990
Brinker International, Inc.	2,200	64,394
Buffalo Wild Wings, Inc.*^	1,000	41,590
California Pizza Kitchen, Inc.*^	900	19,332
CBRL Group, Inc.^	3,741	158,918
CEC Entertainment, Inc.*	3,500	123,200
CKE Restaurants, Inc.^	6,100	122,427
Darden Restaurants, Inc.	1,900	83,581
Denny’s Corp.*	5,500	24,475
Domino’s Pizza, Inc.	6,400	116,928
Dover Downs Gaming & Entertainment, Inc.^	200	3,002
IHOP Corp.^	3,200	174,176
Jack in the Box, Inc.*	2,000	141,880
Luby’s, Inc.*	900	8,694
McCormick & Schmick’s Seafood Restaurants, Inc.*^	800	20,752
Monarch Casino & Resort, Inc.*	800	21,480
O’Charley’s, Inc.^	1,100	22,176
Premier Exhibitions, Inc.*^	600	9,456
Ruby Tuesday, Inc.^	2,100	55,293
Speedway Motorsports, Inc.	300	11,994
Vail Resorts, Inc.*^	1,500	91,305
Wendy’s International, Inc.	2,400	88,200
WMS Industries, Inc.*^	450	12,987
Wyndham Worldwide Corp.*	1,300	47,138

		1,971,821

Household Durables (1.7%)
American Greetings Corp., Class A	7,100	201,143
Avatar Holdings, Inc.*^	200	15,388
Black & Decker Corp.	400	35,324
Blyth, Inc.	3,200	85,056
Champion Enterprises, Inc.*^	4,400	43,252
CSS Industries, Inc.	200	7,922
Helen of Troy Ltd.*	700	18,900
Hooker Furniture Corp.^	300	6,732
Kimball International, Inc., Class B	3,000	42,030
La-Z-Boy, Inc.^	1,800	20,628
Leggett & Platt, Inc.^	1,100	24,255
Libbey, Inc.^	400	8,628
Newell Rubbermaid, Inc.	600	17,658
NVR, Inc.*	100	67,975
Ryland Group, Inc.^	1,300	48,581
Stanley Furniture Co., Inc.^	400	8,216
Tempur-Pedic International, Inc.	7,200	186,480
Tupperware Brands Corp.	6,600	189,684
Universal Electronics, Inc.*^	500	18,160

		1,046,012

Internet & Catalog Retail (0.8%)
1-800-FLOWERS.COM, Inc., Class A*	1,600	15,088
Blue Nile, Inc.*^	1,200	72,480
Expedia, Inc.*	3,558	104,214
FTD Group, Inc.	1,300	23,933
Gaiam, Inc., Class A*^	400	7,292
GSI Commerce, Inc.*^	800	18,168
PetMed Express, Inc.*^	300	3,852
Priceline.com, Inc.*^	3,200	219,968
Systemax, Inc.^	900	18,729
ValueVision Media, Inc., Class A*^	200	2,264

		485,988

Leisure Equipment & Products (0.8%)
Brunswick Corp.	2,000	65,260
Hasbro, Inc.	2,800	87,948
JAKKS Pacific, Inc.*^	1,300	36,582
K2, Inc.*	400	6,076
Mattel, Inc.	3,400	85,986
Nautilus, Inc.^	1,600	19,264
Polaris Industries, Inc.^	2,400	129,984
RC2 Corp.*^	1,400	56,014
Steinway Musical Instruments, Inc.^	400	13,836
Sturm Ruger & Co., Inc.*^	1,400	21,728

		522,678

Media (2.6%)
Arbitron, Inc.^	3,100	159,743
Belo Corp., Class A	4,900	100,891
Carmike Cinemas, Inc.	200	4,392
Catalina Marketing Corp.	100	3,150
Citadel Broadcasting Corp.^	1,400	9,030
Cox Radio, Inc., Class A*^	5,200	74,048
Cumulus Media, Inc., Class A*^	1,700	15,895

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
DG FastChannel, Inc.*^	400	$8,152
DreamWorks Animation SKG, Inc., Class A*	2,400	69,216
Entravision Communications Corp., Class A*	11,600	120,988
Gemstar-TV Guide International, Inc.*	14,000	68,880
Getty Images, Inc.*	1,600	76,496
Global Sources Ltd.*	1,400	31,780
Gray Television, Inc.	400	3,708
Harris Interactive, Inc.*^	1,500	8,025
Idearc, Inc.	1,800	63,594
Interactive Data Corp.	100	2,678
John Wiley & Sons, Inc., Class A	500	24,145
Journal Communications, Inc., Class A^	2,800	36,428
Knology, Inc.*^	700	12,159
Lee Enterprises, Inc.	1,700	35,462
Lin TV Corp., Class A*	3,200	60,192
Live Nation, Inc.*^	2,000	44,760
Marvel Entertainment, Inc.*	2,600	66,248
Mediacom Communications Corp., Class A*^	6,400	62,016
Meredith Corp.	1,100	67,760
Nexstar Broadcasting Group, Inc., Class A*	200	2,628
R.H. Donnelley Corp.*	900	68,202
Regal Entertainment Group, Class A	1,500	32,895
Scholastic Corp.*^	1,900	68,286
Sinclair Broadcast Group, Inc., Class A	10,900	154,998
Tribune Co.	1,081	31,781
Westwood One, Inc.^	1,300	9,347
World Wrestling Entertainment, Inc., Class A^	800	12,792

		1,610,765

Multiline Retail (0.7%)
99 Cents Only Stores*	2,500	32,775
Big Lots, Inc.*^	3,400	100,028
Dillards, Inc., Class A	1,500	53,895
Dollar Tree Stores, Inc.*	2,500	108,875
Family Dollar Stores, Inc.	2,800	96,096
Fred’s, Inc.	1,500	20,070
Saks, Inc.	1,900	40,565

		452,304

Specialty Retail (4.2%)
A.C. Moore Arts & Crafts, Inc.*^	900	17,649
Aeropostale, Inc.*	5,100	212,568
American Eagle Outfitters, Inc.	2,300	59,018
AnnTaylor Stores Corp.*	1,400	49,588
Asbury Automotive Group, Inc.	5,500	137,225
AutoZone, Inc.*	700	95,634
Big 5 Sporting Goods Corp.^	400	10,200
Blockbuster, Inc., Class A*^	5,700	24,567
Books-A-Million, Inc.^	1,200	20,328
Brown Shoe Co., Inc	1,900	46,208
Buckle, Inc.	4,350	171,390
Casual Male Retail Group, Inc.*^	900	9,090
Cato Corp., Class A	300	6,582
Charming Shoppes, Inc.*	2,800	30,324
Conn’s, Inc.*^	300	8,568
CSK Auto Corp.*^	2,100	38,640
Dress Barn, Inc.*^	4,700	96,444
DSW, Inc., Class A*^	2,200	76,604
GameStop Corp., Class A*	200	7,820
Genesco, Inc.*^	2,000	104,620
Gymboree Corp.*	4,400	173,404
Jo-Ann Stores, Inc.*	1,300	36,959
Jos. A. Bank Clothiers, Inc.*^	600	24,882
Men’s Wearhouse, Inc.	1,500	76,605
Midas, Inc.*	900	20,403
Monro Muffler Brake, Inc.^	400	14,980
Office Depot, Inc.*	1,300	39,390
Payless Shoesource, Inc.*	3,500	110,425
Pep Boys - Manny, Moe & Jack^	1,900	38,304
RadioShack Corp.^	2,900	96,106
Rent-A-Center, Inc.*	8,200	215,086
Ross Stores, Inc.	2,400	73,920
Sally Beauty Holdings, Inc.*	9,300	83,700
Sherwin-Williams Co	1,400	93,058
Shoe Carnival, Inc.*	600	16,494
Sonic Automotive, Inc., Class A	4,600	133,262
Stage Stores, Inc.	4,300	90,128
Syms Corp.*^	100	1,973
TravelCenters of America LLC*	100	4,045
Tween Brands, Inc.*^	1,000	44,600
West Marine, Inc.*^	500	6,880
Wet Seal, Inc., Class A*^	3,600	21,636

		2,639,307

Textiles, Apparel & Luxury Goods (1.6%)
Cherokee, Inc.^	400	14,616
Columbia Sportswear Co.^	1,000	68,680
Deckers Outdoor Corp.*^	1,700	171,530
Fossil, Inc.*^	3,900	115,011
Hanesbrands, Inc.*	1,200	32,436
Kellwood Co.^	2,200	61,864
Liz Claiborne, Inc.	2,200	82,060
Maidenform Brands, Inc.*^	1,100	21,846
Movado Group, Inc.	1,800	60,732
Oxford Industries, Inc.^	800	35,472
Perry Ellis International, Inc.*	700	22,519
Phillips-Van Heusen Corp.	400	24,228
Skechers U.S.A., Inc., Class A*	300	8,760
Steven Madden Ltd.	800	26,208
Stride Rite Corp.^	600	12,156
UniFirst Corp.^	400	17,620
Warnaco Group, Inc.*	1,700	66,878
Wolverine World Wide, Inc.	6,200	171,802

		1,014,418

Total Consumer Discretionary		11,881,466

Consumer Staples (3.7%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*^	500	19,675
MGP Ingredients, Inc.^	600	10,140
Molson Coors Brewing Co., Class B	100	9,246
National Beverage Corp.*^	260	2,992
Pepsi Bottling Group, Inc.	2,400	80,832

		122,885

Food & Staples Retailing (0.8%)
Arden Group, Inc., Class A^	100	13,640
BJ’s Wholesale Club, Inc.*	1,500	54,045
Casey’s General Stores, Inc.^	2,000	54,520
Central European Distribution Corp.*^	100	3,462
Ingles Markets, Inc., Class A	1,800	62,010
Longs Drug Stores Corp.	1,800	94,536
Nash Finch Co.^	700	34,650
Pathmark Stores, Inc.*	100	1,296
Performance Food Group Co.*^	4,100	133,209
Spartan Stores, Inc.^	700	23,037
Topps Co., Inc.	100	1,051
Wild Oats Markets, Inc.*	300	5,028

		480,484

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (1.0%)
Cal-Maine Foods, Inc.^	700	$11,466
Corn Products International, Inc.	300	13,635
Dean Foods Co.	2,400	76,488
Flowers Foods, Inc.^	4,300	143,448
Fresh Del Monte Produce, Inc.^	1,400	35,070
Hain Celestial Group, Inc.*^	200	5,428
Imperial Sugar Co.^	800	24,632
J & J Snack Foods Corp.^	300	11,322
JM Smucker Co.	1,200	76,392
Lance, Inc.^	100	2,356
Ralcorp Holdings, Inc.*^	1,800	96,210
Reddy Ice Holdings, Inc.^	900	25,668
Seaboard Corp.	9	21,105
Tyson Foods, Inc., Class A	2,700	62,208

		605,428

Household Products (0.3%)
Clorox Co.	1,500	93,150
Energizer Holdings, Inc.*	1,000	99,600
WD-40 Co.^	500	16,435

		209,185

Personal Products (0.8%)
Alberto-Culver Co.	3,000	71,160
Chattem, Inc.*^	1,700	107,746
Elizabeth Arden, Inc.*	900	21,834
Estee Lauder Cos., Inc., Class A	1,700	77,367
Inter Parfums, Inc.^	100	2,662
Mannatech, Inc.^	800	12,712
NBTY, Inc.*	2,100	90,720
Nu Skin Enterprises, Inc., Class A^	1,200	19,800
Playtex Products, Inc.*^	6,400	94,784
Prestige Brands Holdings, Inc.*^	1,600	20,768

		519,553

Tobacco (0.6%)
Loews Corp.- Carolina Group	1,200	92,724
Universal Corp.	3,100	188,852
UST, Inc.	1,900	102,049
Vector Group Ltd.^	100	2,253

		385,878

Total Consumer Staples		2,323,413

Energy (4.5%)
Energy Equipment & Services (1.8%)
Atwood Oceanics, Inc.*	1,100	75,482
Dawson Geophysical Co.*^	300	18,438
Dresser-Rand Group, Inc.*	400	15,800
ENSCO International, Inc.	300	18,303
Ensign Energy Services, Inc.	300	5,351
Global Industries Ltd.*	3,400	91,188
Grey Wolf, Inc.*^	16,400	135,136
GulfMark Offshore, Inc.*	2,600	133,172
Hercules Offshore, Inc.*^	3,600	116,568
Input/Output, Inc.*^	2,000	31,220
Leader Energy Services Ltd.*	1,300	915
Lufkin Industries, Inc.	200	12,910
Matrix Service Co.*	1,100	27,335
NATCO Group, Inc.*^	800	36,832
Newpark Resources, Inc.*	1,300	10,075
North American Energy Partners, Inc.*^	200	4,052
Oil States International, Inc.*^	2,200	90,948
Parker Drilling Co.*	3,500	36,890
Patterson-UTI Energy, Inc.	200	5,242
Superior Offshore International, Inc.*	800	14,560
T-3 Energy Services, Inc.*	300	10,035
Technicoil Corp.*	3,300	3,067
Tidewater, Inc.^	1,400	99,232
Todco*	800	37,768
Trican Well Service Ltd.	400	8,144
Trico Marine Services, Inc.*	900	36,792
Universal Compression Holdings, Inc.*	700	50,729

		1,126,184

Oil, Gas & Consumable Fuels (2.7%)
Alberta Clipper Energy, Inc.*	100	293
Alon USA Energy, Inc.^	3,100	136,431
Alpha Natural Resources, Inc.*^	3,600	74,844
Arlington Tankers Ltd.^	100	2,868
Berry Petroleum Co., Class A^	3,800	143,184
Cabot Oil & Gas Corp.	100	3,688
Celtic Exploration Ltd.*	200	2,724
Continental Resources, Inc.*	3,900	62,400
Copano Energy LLC^	800	34,136
Delek U.S. Holdings, Inc.^	1,700	45,305
Frontier Oil Corp.	2,000	87,540
Frontline Ltd.^	1,400	64,190
Galleon Energy, Inc., Class A*	500	8,233
General Maritime Corp.^	3,200	85,696
Golar LNG Ltd.	400	6,664
Holly Corp.	1,200	89,028
Jura Energy Corp.*	6,900	5,830
Kereco Energy Ltd.*	410	2,271
Knightsbridge Tankers Ltd.^	600	18,306
Mariner Energy, Inc.*^	3,200	77,600
Markwest Hydrocarbon, Inc.	300	17,229
Meridian Resource Corp.*	500	1,510
Midnight Oil Exploration Ltd.*	1,400	2,260
Noble Energy, Inc.	800	49,912
Overseas Shipholding Group^	1,100	89,540
Paramount Resources Ltd., Class A*	400	7,754
Petroleum Development Corp.*^	300	14,244
PetroQuest Energy, Inc.*^	1,300	18,902
Plains Exploration & Production Co.*	600	28,686
ProEx Energy Ltd.*	100	1,408
Real Resources, Inc.*	100	867
Redstar Oil & Gas, Inc.*	700	690
Rosetta Resources, Inc.*^	3,300	71,082
Ship Finance International Ltd.^	1,000	29,680
Sunoco, Inc.	1,300	103,584
Swift Energy Co.*	100	4,276
Teekay Corp.^	500	28,955
Tesoro Corp.	1,700	97,155
TUSK Energy Corp.*	2,516	4,677
USEC, Inc.*^	5,500	120,890
Western Refining, Inc.^	1,000	57,800

		1,702,332

Total Energy		2,828,516

Financials (14.3%)
Capital Markets (0.9%)
Apollo Investment Corp.^	1,400	30,128
Ares Capital Corp.^	1,900	32,015
Cohen & Steers, Inc.^	1,300	56,485
GAMCO Investors, Inc., Class A^	500	28,025
GFI Group, Inc.*^	400	28,992
Janus Capital Group, Inc.	3,500	97,440
Knight Capital Group, Inc., Class A*	3,000	49,800
MCG Capital Corp.^	1,000	16,020
Piper Jaffray Cos.*^	2,900	161,617
Prospect Capital Corp.^	100	1,747
SWS Group, Inc.	1,000	21,620

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
U.S. Global Investors, Inc., Class A^	400	$9,068
WP Carey & Co. LLC	600	18,870

		551,827

Commercial Banks (1.1%)
Amcore Financial, Inc.^	200	5,798
Bancorpsouth, Inc.	500	12,230
BankFinancial Corp.^	100	1,545
Central Pacific Financial Corp.^	600	19,806
Citizens Republic Bancorp, Inc.^	1,800	32,940
City Holding Co.^	500	19,165
Colonial BancGroup, Inc.	400	9,988
Comerica, Inc.	1,700	101,099
First Citizens BancShares, Inc./ North Carolina, Class A	50	9,720
First Security Group, Inc./Tennessee	300	3,240
FirstMerit Corp.^	1,300	27,209
FNB Corp./Pennsylvania^	3,600	60,264
Frontier Financial Corp.^	50	1,126
Greater Bay Bancorp	1,500	41,760
Hanmi Financial Corp.^	1,000	17,060
Huntington Bancshares, Inc./Ohio	3,400	77,316
International Bancshares Corp.^	330	8,455
Intervest Bancshares Corp.	200	5,632
National Penn Bancshares, Inc.^	906	15,112
Oriental Financial Group, Inc.	100	1,091
Park National Corp.^	400	33,916
Preferred Bank/California	250	10,000
Republic Bancorp, Inc./Kentucky, Class A^	105	1,742
Southwest Bancorp, Inc./Oklahoma	100	2,404
SVB Financial Group*^	2,400	127,464
TCF Financial Corp.	500	13,900
Texas Capital Bancshares, Inc.*	100	2,235
UMB Financial Corp.	600	22,122
WesBanco, Inc.^	200	5,900

		690,239

Consumer Finance (0.7%)
Advance America Cash Advance Centers, Inc.	1,700	30,158
Advanta Corp., Class B^	4,900	152,586
AmeriCredit Corp.*^	3,200	84,960
Cash America International, Inc.	3,000	118,950
Dollar Financial Corp.*^	400	11,400
EZCORP, Inc., Class A*	1,300	17,212
World Acceptance Corp.*^	600	25,638

		440,904

Diversified Financial Services (0.5%)
Asset Acceptance Capital Corp.*	800	14,160
Asta Funding, Inc.^	800	30,744
International Securities Exchange Holdings, Inc.^	2,600	169,910
KKR Financial Holdings LLC^	300	7,473
MarketAxess Holdings, Inc.*^	800	14,392
Portfolio Recovery Associates, Inc.^	1,200	72,024
Resource America, Inc., Class A^	300	6,183

		314,886

Insurance (6.7%)
Affirmative Insurance Holdings, Inc.	300	4,575
Alfa Corp.^	600	9,342
Allied World Assurance Holdings Ltd./Bermuda	700	35,875
Ambac Financial Group, Inc.	1,200	104,628
American Equity Investment Life Holding Co.^	1,900	22,952
American Financial Group, Inc./Ohio	1,950	66,593
American Physicians Capital, Inc.*	800	32,400
Amerisafe, Inc.*	700	13,741
Amtrust Financial Services, Inc.^	2,100	39,459
Arch Capital Group Ltd.*	200	14,508
Argonaut Group, Inc.^	3,000	93,630
Aspen Insurance Holdings Ltd.	3,400	95,438
Assurant, Inc.^	1,800	106,056
Assured Guaranty Ltd.	2,200	65,032
Bristol West Holdings, Inc.^	700	15,659
Cincinnati Financial Corp.	800	34,720
CNA Surety Corp.*^	2,200	41,602
Commerce Group, Inc.^	2,200	76,384
Darwin Professional Underwriters, Inc.*^	400	10,068
Delphi Financial Group, Inc., Class A	4,700	196,554
Donegal Group, Inc., Class A^	300	4,470
EMC Insurance Group, Inc.^	400	9,928
Endurance Specialty Holdings Ltd.	1,000	40,040
FBL Financial Group, Inc., Class A^	1,200	47,184
Fidelity National Financial, Inc., Class A	3,900	92,430
First American Corp.	1,400	69,300
FPIC Insurance Group, Inc.*^	700	28,539
Great American Financial Resources, Inc.^	600	14,514
Greenlight Capital Reinsurance Ltd., Class A*	200	4,506
Harleysville Group, Inc.	1,400	46,704
Hilb, Rogal & Hobbs Co.	1,500	64,290
Horace Mann Educators Corp.	4,700	99,828
Infinity Property & Casualty Corp.	2,900	147,117
IPC Holdings Ltd.^	3,900	125,931
LandAmerica Financial Group, Inc.^	2,400	231,576
Markel Corp.*	100	48,456
Max Capital Group Ltd.	2,100	59,430
MBIA, Inc.^	1,500	93,330
Meadowbrook Insurance Group, Inc.*^	2,000	21,920
Midland Co.	700	32,858
Montpelier Reinsurance Holdings Ltd.	2,900	53,766
National Western Life Insurance Co., Class A^	100	25,292
Nationwide Financial Services, Inc.^	1,300	82,186
NYMAGIC, Inc.^	500	20,100
Odyssey Reinsurance Holdings Corp.^	900	38,601
Ohio Casualty Corp.	5,500	238,205
Old Republic International Corp.	200	4,252
PartnerReinsurance Ltd.	800	62,000
Philadelphia Consolidated Holding Corp.*	500	20,900
Phoenix Cos., Inc.	11,100	166,611
Platinum Underwriters Holdings Ltd.	2,400	83,400
ProAssurance Corp.*^	2,300	128,041
ProCentury Corp.	1,000	16,760
PXRE Group Ltd.*	1,000	4,640
Reinsurance Group of America, Inc.	900	54,216

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
RenaissanceReinsurance Holdings Ltd.^	800	$49,592
RLI Corp.^	3,200	179,040
Safeco Corp.	1,500	93,390
Safety Insurance Group, Inc.^	500	20,700
SeaBright Insurance Holdings, Inc.*	1,200	20,976
Security Capital Assurance, Ltd.^	1,200	37,044
Selective Insurance Group, Inc.	3,400	91,392
State Auto Financial Corp.	1,200	36,780
Transatlantic Holdings, Inc.	300	21,339
United America Indemnity Ltd., Class A*	3,300	82,071
United Fire & Casualty Co.^	500	17,690
Universal American Financial Corp.*^	200	4,256
Zenith National Insurance Corp.	4,400	207,196

		4,222,003

Real Estate Investment Trusts (REITs) (2.8%)
Acadia Realty Trust (REIT)^	100	2,595
Agree Realty Corp. (REIT)^	100	3,125
Alesco Financial, Inc. (REIT)	1,900	15,447
Alexandria Real Estate Equities, Inc. (REIT)	400	38,728
American Home Mortgage Investment Corp. (REIT)^	200	3,676
Anthracite Capital, Inc. (REIT)^	200	2,340
Arbor Realty Trust, Inc. (REIT)^	800	20,648
Ashford Hospitality Trust, Inc. (REIT)	2,800	32,928
Associated Estates Realty Corp. (REIT)^	300	4,677
BioMed Realty Trust, Inc. (REIT)^	100	2,512
Brandywine Realty Trust (REIT)	1,100	31,438
Capital Trust, Inc./New York, Class A (REIT)^	500	17,070
CBL & Associates Properties, Inc. (REIT)	1,200	43,260
Cedar Shopping Centers, Inc. (REIT)	600	8,610
Colonial Properties Trust (REIT)^	300	10,935
Corporate Office Properties Trust (REIT)^	500	20,505
Crescent Real Estate Equities Co. (REIT)	500	11,220
Deerfield Triarc Capital Corp. (REIT)^	400	5,852
DiamondRock Hospitality Co. (REIT)^	2,300	43,884
Digital Realty Trust, Inc. (REIT)	1,800	67,824
EastGroup Properties, Inc. (REIT)^	300	13,146
Entertainment Properties Trust (REIT)^	900	48,402
Equity Inns, Inc. (REIT)^	1,400	31,360
Equity Lifestyle Properties, Inc. (REIT)	500	26,095
Equity One, Inc. (REIT)^	1,400	35,770
FelCor Lodging Trust, Inc. (REIT)^	2,700	70,281
First Industrial Realty Trust, Inc. (REIT)^	2,000	77,520
Glimcher Realty Trust (REIT)^	300	7,500
Gramercy Capital Corp./ New York (REIT)^	600	16,524
Hersha Hospitality Trust (REIT)^	500	5,910
Highland Hospitality Corp. (REIT)	1,300	24,960
Highwoods Properties, Inc. (REIT)	1,100	41,250
Home Properties, Inc. (REIT)	400	20,772
Inland Real Estate Corp. (REIT)^	2,500	42,450
Innkeepers USA Trust (REIT)^	500	8,865
JER Investors Trust, Inc. (REIT)^	200	3,000
Kite Realty Group Trust (REIT)^	700	13,314
LaSalle Hotel Properties (REIT)^	700	30,394
Lexington Realty Trust (REIT)^	1,300	27,040
LTC Properties, Inc. (REIT)^	800	18,200
Luminent Mortgage Capital, Inc. (REIT)^	500	5,045
Medical Properties Trust, Inc. (REIT)^	300	3,969
Mid-America Apartment Communities, Inc. (REIT)^	500	26,240
National Health Investors, Inc. (REIT)^	400	12,688
National Retail Properties, Inc. (REIT)^	2,200	48,092
Nationwide Health Properties, Inc. (REIT)	3,400	92,480
Newcastle Investment Corp. (REIT)^	1,300	32,591
Omega Healthcare Investors, Inc. (REIT)^	1,800	28,494
Parkway Properties, Inc./ Maryland (REIT)^	700	33,621
Pennsylvania Real Estate Investment Trust (REIT)^	1,400	62,062
PS Business Parks, Inc. (REIT)	500	31,685
RAIT Financial Trust (REIT)^	1,300	33,826
Ramco-Gershenson Properties Trust (REIT)^	600	21,558
Realty Income Corp. (REIT)^	2,500	62,975
Redwood Trust, Inc. (REIT)^	400	19,352
Resource Capital Corp. (REIT)^	100	1,398
Saul Centers, Inc. (REIT)^	300	13,605
Senior Housing Properties Trust (REIT)^	2,900	59,015
Sovran Self Storage, Inc. (REIT)	300	14,448
Spirit Finance Corp. (REIT)^	1,000	14,560
Strategic Hotels & Resorts, Inc. (REIT)^	1,600	35,984
Sunstone Hotel Investors, Inc. (REIT)^	1,800	51,102
Tanger Factory Outlet Centers (REIT)^	1,300	48,685
Taubman Centers, Inc. (REIT)	700	34,727
Washington Real Estate Investment Trust (REIT)^	800	27,200
Winston Hotels, Inc. (REIT)	300	4,500

		1,769,929

Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.	700	79,450
Stratus Properties, Inc.*^	100	3,450
Thomas Properties Group, Inc.^	100	1,598

		84,498

Thrifts & Mortgage Finance (1.5%)
Astoria Financial Corp.	600	15,024
City Bank/Washington^	100	3,151
Corus Bankshares, Inc.^	3,100	53,506
Downey Financial Corp.^	800	52,784
Farmer Mac, Class C	500	17,110
First Financial Holdings, Inc.^	100	3,271
First Niagara Financial Group, Inc.	9,400	123,140
FirstFed Financial Corp.*^	2,100	119,133
Franklin Bank Corp./Texas*^	400	5,960
Hudson City Bancorp, Inc.	5,500	67,210

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
ITLA Capital Corp	200	$10,424
MAF Bancorp, Inc.^	2,000	108,520
MGIC Investment Corp.	900	51,174
Ocwen Financial Corp.*^	3,200	42,656
PFF Bancorp, Inc.^	200	5,586
PMI Group, Inc.	1,700	75,939
Provident Financial Services, Inc.^	3,500	55,160
Radian Group, Inc.^	600	32,400
TierOne Corp.^	700	21,070
Triad Guaranty, Inc.*^	300	11,979
Washington Federal, Inc.^	2,200	53,482
Westfield Financial, Inc.^	200	1,994
WSFS Financial Corp.^	200	13,086

		943,759

Total Financials		9,018,045

Health Care (8.9%)
Biotechnology (0.3%)
Acorda Therapeutics, Inc.*	1,400	23,884
Alexion Pharmaceuticals, Inc.*^	300	13,518
Alnylam Pharmaceuticals, Inc.*^	100	1,519
Array Biopharma, Inc.*^	600	7,002
CytRx Corp.*^	2,300	7,176
Halozyme Therapeutics, Inc.*^	300	2,769
Immunomedics, Inc.*^	2,800	11,620
Indevus Pharmaceuticals, Inc.*^	100	673
Isis Pharmaceuticals, Inc.*^	1,200	11,616
Maxygen, Inc.*	100	857
Medarex, Inc.*^	100	1,429
Myriad Genetics, Inc.*^	300	11,157
OSI Pharmaceuticals, Inc.*	500	18,105
Pharmion Corp.*^	200	5,790
Regeneron Pharmaceuticals, Inc.*^	3,300	59,136

		176,251

Health Care Equipment & Supplies (1.8%)
Advanced Medical Optics, Inc.*^	1,900	66,272
Align Technology, Inc.*^	1,300	31,408
Analogic Corp.	400	29,404
Cholestech Corp.*	400	8,796
CONMED Corp.*^	3,300	96,624
Cynosure, Inc., Class A*^	200	7,286
Dade Behring Holdings, Inc.	1,800	95,616
Datascope Corp.^	500	19,140
Edwards Lifesciences Corp.*	1,600	78,944
Greatbatch, Inc.*^	1,400	45,360
Hologic, Inc.*^	200	11,062
Immucor, Inc.*	6,700	187,399
Integra LifeSciences Holdings Corp.*^	400	19,768
Kinetic Concepts, Inc.*^	1,300	67,561
Mentor Corp.^	600	24,408
Meridian Bioscience, Inc.^	1,200	25,992
Quidel Corp.*^	1,000	17,560
STERIS Corp.^	4,800	146,880
TomoTherapy, Inc.*	600	13,152
West Pharmaceutical Services, Inc.	2,500	117,875

		1,110,507

Health Care Providers & Services (3.7%)
Air Methods Corp.*^	600	22,002
Alliance Imaging, Inc.*	2,800	26,292
American Dental Partners, Inc.*	400	10,388
AmerisourceBergen Corp.	2,100	103,887
Apria Healthcare Group, Inc.*	6,700	192,759
Centene Corp.*	2,100	44,982
Chemed Corp.	3,600	238,644
Community Health Systems, Inc.*	1,500	60,675
Corvel Corp.*	650	16,991
Coventry Health Care, Inc.*	1,700	98,005
Cross Country Healthcare, Inc.*^	600	10,008
CryoLife, Inc.*^	1,000	13,010
Emergency Medical Services Corp., Class A*	2,700	105,651
Genesis HealthCare Corp.*^	300	20,526
Hanger Orthopedic Group, Inc.*	200	2,160
Health Net, Inc.*	1,600	84,480
HealthExtras, Inc.*	1,700	50,286
Healthspring, Inc.*	7,200	137,232
Humana, Inc.*	1,600	97,456
inVentiv Health, Inc.*^	200	7,322
Kindred Healthcare, Inc.*^	5,600	172,032
Laboratory Corp. of America Holdings*	1,100	86,086
Landauer, Inc.^	400	19,700
LCA-Vision, Inc.^	3,100	146,506
LifePoint Hospitals, Inc.*	800	30,944
Matria Healthcare, Inc.*^	400	12,112
MedCath Corp.*	1,300	41,340
Molina Healthcare, Inc.*	3,300	100,716
National Healthcare Corp.^	100	5,160
Nighthawk Radiology Holdings, Inc.*^	600	10,830
Option Care, Inc.^	200	3,080
PSS World Medical, Inc.*^	5,800	105,676
Sierra Health Services, Inc.*	200	8,316
Skilled Healthcare Group, Inc.*^	2,300	35,673
Sunrise Senior Living, Inc.*^	3,000	119,970
WellCare Health Plans, Inc.*	800	72,408

		2,313,305

Health Care Technology (0.1%)
HLTH Corp.*^	2,900	40,629
Omnicell, Inc.*^	1,600	33,248
Phase Forward, Inc.*^	1,800	30,294

		104,171

Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc., Class A*^	300	22,671
Bruker BioSciences Corp.*	1,300	11,713
Dionex Corp.*^	1,700	120,683
eResearch Technology, Inc.*^	200	1,902
Invitrogen Corp.*	1,200	88,500
Parexel International Corp.*^	1,500	63,090
PerkinElmer, Inc.	2,800	72,968
PharmaNet Development Group, Inc.*^	1,000	31,880
Varian, Inc.*	3,800	208,354
Ventana Medical Systems, Inc.*^	1,900	146,813

		768,574

Pharmaceuticals (1.8%)
Alpharma, Inc., Class A	5,200	135,252
BioMimetic Therapeutics, Inc.*	900	14,067
Bradley Pharmaceuticals, Inc.*^	1,000	21,710
Cypress Bioscience, Inc.*^	1,400	18,564
Impax Laboratories, Inc.*	200	2,400
King Pharmaceuticals, Inc.*	4,100	83,886
KV Pharmaceutical Co., Class A*^	4,100	111,684
Medicines Co.*	2,200	38,764
MGI Pharma, Inc.*	3,800	85,006
Noven Pharmaceuticals, Inc.*^	1,000	23,450
Par Pharmaceutical Cos., Inc.*^	5,000	141,150
Perrigo Co.^	9,800	191,884
Pozen, Inc.*^	1,300	23,491
Salix Pharmaceuticals Ltd.*^	400	4,920
Sciele Pharma, Inc.*^	7,100	167,276
ViroPharma, Inc.*^	4,200	57,960

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Vivus, Inc.*^	100	$523

		1,121,987

Total Health Care		5,594,795

Industrials (16.8%)
Aerospace & Defense (1.4%)
Aerovironment, Inc.*^	300	6,183
Alliant Techsystems, Inc.*	600	59,490
Armor Holdings, Inc.*	900	78,183
BE Aerospace, Inc.*	1,200	49,560
Ceradyne, Inc.*^	2,800	207,088
Cubic Corp.	100	3,018
Curtiss-Wright Corp.	3,300	153,813
DRS Technologies, Inc.	200	11,454
Ducommun, Inc.*	200	5,146
DynCorp International, Inc., Class A*^	2,700	59,373
EDO Corp.^	600	19,722
Innovative Solutions & Support, Inc.*^	800	18,576
Orbital Sciences Corp.*^	8,600	180,686
United Industrial Corp.^	300	17,994

		870,286

Air Freight & Logistics (0.5%)
ABX Air, Inc.*	2,000	16,120
Atlas Air Worldwide Holdings, Inc.*	300	17,682
EGL, Inc.*	700	32,536
HUB Group, Inc., Class A*	5,700	200,412
Pacer International, Inc.^	800	18,816

		285,566

Airlines (0.3%)
AMR Corp.*^	3,000	79,050
Continental Airlines, Inc., Class B*^	400	13,548
Pinnacle Airlines Corp.*^	900	16,875
Republic Airways Holdings, Inc.*	2,000	40,700
SkyWest, Inc.	2,200	52,426

		202,599

Building Products (0.2%)
American Woodmark Corp.^	600	20,760
Apogee Enterprises, Inc.^	1,000	27,820
Builders FirstSource, Inc.*^	300	4,818
Lennox International, Inc.	900	30,807
Universal Forest Products, Inc.^	1,200	50,712

		134,917

Commercial Services & Supplies (6.3%)
ABM Industries, Inc	6,400	165,184
ACCO Brands Corp.*^	6,300	145,215
Administaff, Inc.^	3,900	130,611
Angelica Corp.	100	2,108
Bowne & Co., Inc.^	1,200	23,412
CDI Corp.^	900	28,980
Cenveo, Inc.*^	2,800	64,932
Clean Harbors, Inc.*^	300	14,826
Comfort Systems USA, Inc.^	1,700	24,106
COMSYS IT Partners, Inc.*	1,700	38,777
Consolidated Graphics, Inc.*	2,100	145,488
Cornell Cos., Inc.*^	100	2,456
Deluxe Corp.	5,800	235,538
Diamond Management & Technology Consultants, Inc.	1,500	19,800
Ennis, Inc.^	1,000	23,520
Exponent, Inc.*	1,100	24,607
First Consulting Group, Inc.*	400	3,800
FTI Consulting, Inc.*	1,000	38,030
GEO Group, Inc.*^	800	23,280
Healthcare Services Group, Inc.^	200	5,900
Heidrick & Struggles International, Inc.*^	3,000	153,720
Herman Miller, Inc.^	2,100	66,360
HNI Corp.^	700	28,700
Hudson Highland Group, Inc.*^	1,200	25,668
IHS, Inc., Class A*	1,800	82,800
IKON Office Solutions, Inc.	13,600	212,296
Interface, Inc., Class A^	3,500	66,010
Kelly Services, Inc., Class A	800	21,968
Kforce, Inc.*^	400	6,392
Knoll, Inc.	7,100	159,040
Korn/Ferry International*	7,500	196,950
Labor Ready, Inc.*	8,500	196,435
Manpower, Inc.	1,200	110,688
McGrath Rentcorp^	200	6,738
PHH Corp.*	2,700	84,267
Pike Electric Corp.*^	1,000	22,380
R.R. Donnelley & Sons Co.	2,500	108,775
Republic Services, Inc.	3,050	93,452
Resources Connection, Inc.*^	600	19,908
Rollins, Inc.	2,400	54,648
RSC Holdings, Inc.*	3,600	72,000
Spherion Corp.*	3,000	28,170
Steelcase, Inc., Class A	3,000	55,500
Team, Inc.*^	500	22,485
TeleTech Holdings, Inc.*^	2,100	68,208
Tetra Tech, Inc.*^	7,200	155,160
United Stationers, Inc.*	2,900	193,256
Viad Corp.^	4,100	172,897
Volt Information Sciences, Inc.*^	1,750	32,270
Waste Connections, Inc.*	1,600	48,384
Waste Industries USA, Inc.	300	10,242
Watson Wyatt Worldwide, Inc., Class A	4,300	217,064

		3,953,401

Construction & Engineering (1.3%)
Aecom Technology Corp.*	2,100	52,101
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	1,900	71,706
EMCOR Group, Inc.*	3,500	255,150
Granite Construction, Inc.	800	51,344
InfraSource Services, Inc.*	4,300	159,530
Integrated Electrical Services, Inc.*^	500	16,485
Jacobs Engineering Group, Inc.*	300	17,253
Perini Corp.*	3,000	184,590
Washington Group International, Inc.*^	300	24,003

		832,162

Electrical Equipment (1.4%)
Acuity Brands, Inc.	2,000	120,560
AZZ, Inc.*	500	16,825
Baldor Electric Co.^	300	14,784
Belden, Inc.^	1,900	105,165
EnerSys*	1,300	23,790
Genlyte Group, Inc.*	400	31,416
GrafTech International Ltd.*	13,400	225,656
II-VI, Inc.*^	1,900	51,623
Lamson & Sessions Co.*^	600	15,942
Powell Industries, Inc.*^	100	3,176
Thomas & Betts Corp.*	1,200	69,600
Vicor Corp.^	400	5,292
Woodward Governor Co.	3,800	203,946

		887,775

Industrial Conglomerates (0.2%)
Raven Industries, Inc.^	100	3,571
Sequa Corp., Class A*	500	56,000

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Standex International Corp.	100	$2,844
Teleflex, Inc.	200	16,356
Tredegar Corp.^	1,900	40,470

		119,241

Machinery (3.4%)
Accuride Corp.*^	1,800	27,738
AGCO Corp.*	600	26,046
American Railcar Industries, Inc.^	500	19,500
Ampco-Pittsburgh Corp.	700	28,063
Astec Industries, Inc.*^	1,000	42,220
Blount International, Inc.*^	100	1,308
Cascade Corp.^	500	39,220
CIRCOR International, Inc.	500	20,215
Clarcor, Inc.^	400	14,972
Columbus McKinnon Corp.*	400	12,880
Cummins, Inc.	1,400	141,694
EnPro Industries, Inc.*	400	17,116
Freightcar America, Inc.^	400	19,136
Gardner Denver, Inc.*	2,700	114,885
Gorman-Rupp Co.^	250	7,965
Hardinge, Inc.^	300	10,209
Hurco Cos., Inc.*^	300	14,994
Kadant, Inc.*	900	28,080
Kaydon Corp.^	3,000	156,360
Lydall, Inc.*	100	1,461
Manitowoc Co., Inc.	800	64,304
McCoy Corp.	3,100	16,006
Middleby Corp.*^	2,500	149,550
Miller Industries, Inc.*^	100	2,510
Mueller Industries, Inc.	1,400	48,216
NACCO Industries, Inc., Class A	800	124,392
Navistar International Corp.*	1,100	72,600
Nordson Corp.	1,500	75,240
Pall Corp.	2,200	101,178
RBC Bearings, Inc.*^	700	28,875
Robbins & Myers, Inc.	800	42,504
SPX Corp.	1,000	87,810
Sun Hydraulics Corp.^	500	24,625
Tecumseh Products Co., Class A*^	300	4,713
Tennant Co.	300	10,950
Terex Corp.*	700	56,910
Toro Co.^	1,600	94,224
Valmont Industries, Inc.^	2,600	189,176
Wabash National Corp.^	1,700	24,871
Wabtec Corp.	5,600	204,568

		2,167,284

Marine (0.3%)
Eagle Bulk Shipping, Inc.	400	8,964
Excel Maritime Carriers Ltd.	600	15,108
Genco Shipping & Trading Ltd.^	400	16,504
Horizon Lines, Inc., Class A	4,300	140,868

		181,444

Road & Rail (0.6%)
Avis Budget Group, Inc.*	2,800	79,604
Con-way, Inc.	1,400	70,336
Dollar Thrifty Automotive Group, Inc.*^	900	36,756
Genesee & Wyoming, Inc., Class A*	100	2,984
Kansas City Southern, Inc.*	2,100	78,834
Laidlaw International, Inc.	1,300	44,915
Landstar System, Inc.	1,200	57,900
Saia, Inc.*	600	16,356

		387,685

Trading Companies & Distributors (0.8%)
Applied Industrial Technologies, Inc.^	6,000	177,000
BlueLinx Holdings, Inc.^	800	8,392
Kaman Corp.	700	21,833
TAL International Group, Inc.^	300	8,913
UAP Holding Corp.	6,500	195,910
W.W. Grainger, Inc.	1,100	102,355
Watsco, Inc.	100	5,440

		519,843

Transportation Infrastructure (0.1%)
CAI International, Inc.*	1,900	25,042
Macquarie Infrastructure Co. LLC^	200	8,296

		33,338

Total Industrials		10,575,541

Information Technology (19.0%)
Communications Equipment (3.2%)
3Com Corp.*	3,700	15,281
ADC Telecommunications, Inc.*	600	10,998
Adtran, Inc.^	8,000	207,760
Anaren, Inc.*^	1,100	19,371
Andrew Corp.*	4,200	60,648
Arris Group, Inc.*	13,900	244,501
Avaya, Inc.*	5,100	85,884
Bel Fuse, Inc., Class A	100	3,698
BigBand Networks, Inc.*	200	2,622
C-COR, Inc.*	1,800	25,308
CommScope, Inc.*	2,200	128,370
Comtech Group, Inc.*	300	4,953
Comtech Telecommunications Corp.*^	3,900	181,038
Digi International, Inc.*^	200	2,948
Ditech Networks, Inc.*^	1,400	11,466
Dycom Industries, Inc.*	5,400	161,892
EMS Technologies, Inc.*^	900	19,854
Extreme Networks, Inc.*^	4,800	19,440
Foundry Networks, Inc.*	4,800	79,968
Infinera Corp.*^	1,700	42,364
InterDigital Communications Corp.*^	5,600	180,152
Loral Space & Communications, Inc.*^	800	39,424
Netgear, Inc.*^	4,100	148,625
Network Equipment Technologies, Inc.*^	1,100	10,494
Oplink Communications, Inc.*	900	13,500
Performance Technologies, Inc.*	200	904
Plantronics, Inc.	1,800	47,196
Polycom, Inc.*^	400	13,440
Sonus Networks, Inc.*	13,200	112,464
Starent Networks Corp.*	1,000	14,700
Utstarcom, Inc.*^	5,700	31,977
ViaSat, Inc.*^	1,000	32,100

		1,973,340

Computers & Peripherals (0.7%)
Avid Technology, Inc.*^	400	14,140
Brocade Communications Systems, Inc.*	3,800	29,716
Data Domain, Inc.*	530	12,190
Electronics for Imaging, Inc.*^	4,800	135,456
Emulex Corp.*	4,300	93,912
Hypercom Corp.*^	2,300	13,593
Immersion Corp.*^	100	1,498
Intevac, Inc.*^	1,100	23,386
Novatel Wireless, Inc.*	1,500	39,030
Palm, Inc.*^	2,000	32,020
Stratasys, Inc.*	400	18,792
Western Digital Corp.*	2,400	46,440

		460,173

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment & Instruments (1.8%)
Acacia Research-Acacia Technologies*^	1,900	$30,704
Aeroflex, Inc.*^	1,100	15,587
Agilysys, Inc.^	1,400	31,500
Arrow Electronics, Inc.*	1,900	73,017
Avnet, Inc.*	2,200	87,208
AVX Corp.^	1,500	25,110
Checkpoint Systems, Inc.*	1,600	40,400
Cognex Corp.^	2,000	45,020
CPI International, Inc.*	400	7,932
CTS Corp.^	1,400	17,724
Dolby Laboratories, Inc., Class A*	400	14,164
Echelon Corp.*^	200	3,126
Excel Technology, Inc.*^	200	5,588
FARO Technologies, Inc.*	700	22,302
Flir Systems, Inc.*	600	27,750
Insight Enterprises, Inc.*^	2,600	58,682
Littelfuse, Inc.*	3,800	128,326
LoJack Corp.*^	700	15,603
Methode Electronics, Inc.	1,800	28,170
Mettler-Toledo International, Inc.*	800	76,408
MTS Systems Corp.^	700	31,269
National Instruments Corp.	800	26,056
OYO Geospace Corp.*^	200	14,838
Park Electrochemical Corp.	1,000	28,180
PC Connection, Inc.*^	900	11,916
Rofin-Sinar Technologies, Inc.*^	2,600	179,400
Rogers Corp.*^	100	3,700
Smart Modular Technologies WWH, Inc.*^	1,000	13,760
SYNNEX Corp.*^	200	4,122
Technitrol, Inc.	1,500	43,005
Tektronix, Inc.	400	13,496
Vishay Intertechnology, Inc.*	700	11,074
X-Rite, Inc.	100	1,477
Zygo Corp.*	600	8,574

		1,145,188

Internet Software & Services (1.9%)
AsiaInfo Holdings, Inc.*^	1,900	18,430
Chordiant Software, Inc.*	1,700	26,622
CMGI, Inc.*^	57,900	112,905
comScore, Inc.*	300	6,945
DealerTrack Holdings, Inc.*	1,100	40,524
EarthLink, Inc.*	1,500	11,205
Greenfield Online, Inc.*^	200	3,182
iBasis, Inc.*	100	1,005
Imergent, Inc.^	700	17,122
Internet Capital Group, Inc.*^	200	2,480
Interwoven, Inc.*	2,000	28,080
j2 Global Communications, Inc.*^	5,100	177,990
Limelight Networks, Inc.*^	1,480	29,274
Open Text Corp.*^	5,100	110,976
S1 Corp.*	3,400	27,166
SAVVIS, Inc.*^	900	44,559
SonicWALL, Inc.*	2,400	20,616
TechTarget, Inc.*	530	6,811
TheStreet.com, Inc.^	1,300	14,144
Travelzoo, Inc.*^	400	10,636
United Online, Inc.	11,800	194,582
ValueClick, Inc.*	2,800	82,488
VeriSign, Inc.*	3,200	101,536
Vignette Corp.*	1,500	28,740
Websense, Inc.*^	2,300	48,875

		1,166,893

IT Services (2.5%)
Acxiom Corp.	2,000	52,900
Alliance Data Systems Corp.*	900	69,552
Authorize.Net Holdings, Inc.*^	2,000	35,780
BISYS Group, Inc.*^	9,100	107,653
Broadridge Financial Solutions, Inc.	1,900	36,328
Ceridian Corp.*	400	14,000
Ciber, Inc.*^	2,900	23,722
Computer Sciences Corp.*	1,900	112,385
Convergys Corp.*	3,100	75,144
Covansys Corp.*	3,500	118,755
CSG Systems International, Inc.*^	6,900	182,919
eFunds Corp.*	600	21,174
EnerNOC, Inc.*	100	3,813
Fiserv, Inc.*	2,100	119,280
Forrester Research, Inc.*^	800	22,504
Gartner, Inc.*^	1,600	39,344
infoUSA, Inc.^	200	2,044
ManTech International Corp., Class A*	3,200	98,656
MPS Group, Inc.*	7,900	105,623
NCI, Inc., Class A*	200	3,354
Perot Systems Corp., Class A*	5,900	100,536
Safeguard Scientifics, Inc.*^	3,500	9,835
SAIC, Inc.*^	2,000	36,140
Sapient Corp.*^	1,600	12,368
SYKES Enterprises, Inc.*	1,500	28,485
Syntel, Inc.^	1,900	57,741
Total System Services, Inc.^	1,900	56,069
Wright Express Corp.*^	700	23,989

		1,570,093

Semiconductors & Semiconductor Equipment (5.1%)
Actel Corp.*^	1,100	15,301
Advanced Energy Industries, Inc.*	7,600	172,216
AMIS Holdings, Inc.*	8,300	103,916
Amkor Technology, Inc.*^	8,900	140,175
Asyst Technologies, Inc.*	1,800	13,014
Atheros Communications, Inc.*^	5,700	175,788
ATMI, Inc.*^	4,200	126,000
AuthenTec, Inc.*	1,900	19,665
Axcelis Technologies, Inc.*^	3,500	22,715
Brooks Automation, Inc.*^	9,000	163,350
Cabot Microelectronics Corp.*^	400	14,196
Cohu, Inc.	100	2,225
Credence Systems Corp.*^	1,800	6,480
Cymer, Inc.*^	4,500	180,900
Entegris, Inc.*^	8,600	102,168
Exar Corp.*	1,700	22,780
Fairchild Semiconductor International, Inc.*	3,600	69,552
FEI Co.*^	5,100	165,546
Hittite Microwave Corp.*^	1,400	59,822
Intersil Corp., Class A	600	18,876
KLA-Tencor Corp.	700	38,465
Kulicke & Soffa Industries, Inc.*	3,200	33,504
Lam Research Corp.*	1,500	77,100
LTX Corp.*^	1,700	9,452
Mattson Technology, Inc.*	500	4,850
Micrel, Inc.^	14,600	185,712
Microchip Technology, Inc.	200	7,408
MKS Instruments, Inc.*	6,800	188,360
Monolithic Power Systems, Inc.*^	200	3,490
National Semiconductor Corp.	3,800	107,426
Netlogic Microsystems, Inc.*	600	19,104
Novellus Systems, Inc.*^	2,500	70,925
ON Semiconductor Corp.*	8,000	85,760
RF Micro Devices, Inc.*^	5,300	33,072
Rudolph Technologies, Inc.*^	100	1,661
Semtech Corp.*^	3,800	65,854

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Silicon Storage Technology, Inc.*^	4,900	$18,277
SiRF Technology Holdings, Inc.*^	1,200	24,888
Supertex, Inc.*^	400	12,536
Teradyne, Inc.*	4,100	72,078
Tessera Technologies, Inc.*^	3,500	141,925
TriQuint Semiconductor, Inc.*	2,600	13,156
Varian Semiconductor Equipment Associates, Inc.*	2,400	96,144
Verigy Ltd.*	5,600	160,216
Xilinx, Inc.	2,500	66,925
Zoran Corp.*	4,100	82,164

		3,215,137

Software (3.8%)
Actuate Corp.*^	4,500	30,555
Advent Software, Inc.*^	600	19,530
Ansoft Corp.*^	1,400	41,286
Aspen Technology, Inc.*	8,500	119,000
Blackbaud, Inc.	3,900	86,112
Blackboard, Inc.*^	300	12,636
BMC Software, Inc.*	3,100	93,930
Cadence Design Systems, Inc.*	4,200	92,232
Cognos, Inc.*^	1,400	55,538
Compuware Corp.*	7,800	92,508
Comverge, Inc.*	90	2,791
Epicor Software Corp.*^	3,600	53,532
EPIQ Systems, Inc.*^	1,900	30,704
Fair Isaac Corp.	2,100	84,252
FalconStor Software, Inc.*^	2,200	23,210
i2 Technologies, Inc.*^	600	11,184
Interactive Intelligence, Inc.*	100	2,060
Jack Henry & Associates, Inc.^	4,100	105,575
Magma Design Automation, Inc.*^	2,000	28,080
Manhattan Associates, Inc.*^	2,400	66,984
McAfee, Inc.*	2,800	98,560
Mentor Graphics Corp.*^	10,300	135,651
Micros Systems, Inc.*^	1,300	70,720
MicroStrategy, Inc., Class A*	1,500	141,735
OPNET Technologies, Inc.*	100	1,151
Parametric Technology Corp.*	6,000	129,660
PROS Holdings, Inc.*	2,400	31,440
Quality Systems, Inc.^	1,400	53,158
Quest Software, Inc.*	4,500	72,855
Radiant Systems, Inc.*^	500	6,620
Secure Computing Corp.*^	2,300	17,457
SPSS, Inc.*^	1,800	79,452
Sybase, Inc.*	2,600	62,114
Synopsys, Inc.*	3,100	81,933
Taleo Corp., Class A*	900	20,277
The9 Ltd. (ADR)*^	1,900	87,894
TIBCO Software, Inc.*	22,900	207,245
Tyler Technologies, Inc.*^	1,300	16,133
Ultimate Software Group, Inc.*^	100	2,893
Wind River Systems, Inc.*	2,200	24,200

		2,392,847

Total Information Technology		11,923,671

Materials (7.2%)
Chemicals (3.4%)
Albemarle Corp.	1,700	65,501
Cabot Corp.	1,600	76,288
Calgon Carbon Corp.*^	2,200	25,520
Celanese Corp., Class A	1,800	69,804
CF Industries Holdings, Inc.	2,700	161,703
Ferro Corp.	4,800	119,664
H.B. Fuller Co.	2,700	80,703
Hercules, Inc.*	8,200	161,130
Innophos Holdings, Inc.^	700	10,010
Innospec, Inc.^	400	23,684
International Flavors & Fragrances, Inc.	500	26,070
Koppers Holdings, Inc.	1,000	33,680
Landec Corp.*^	1,000	13,400
LSB Industries, Inc.*^	400	8,552
Lubrizol Corp.	1,400	90,370
Lyondell Chemical Co.	2,300	85,376
Minerals Technologies, Inc.	700	46,865
Nalco Holding Co.	3,000	82,350
NewMarket Corp.	500	24,185
Olin Corp.	2,300	48,300
OM Group, Inc.*	300	15,876
Pioneer Cos., Inc.*	700	24,059
PolyOne Corp.*^	3,400	24,446
Rockwood Holdings, Inc.*	3,300	120,615
Schulman (A.), Inc.	300	7,299
Sensient Technologies Corp.	6,800	172,652
Spartech Corp.^	5,200	138,060
Stepan Co.^	300	9,084
Terra Industries, Inc.*^	5,500	139,810
Tronox, Inc., Class A^	400	5,752
Tronox, Inc., Class B	200	2,810
Valhi, Inc.^	1,700	27,710
Valspar Corp.	1,900	53,979
W.R. Grace & Co.*^	7,100	173,879

		2,169,186

Containers & Packaging (1.0%)
AEP Industries, Inc.*	400	18,004
AptarGroup, Inc.^	1,700	60,452
Crown Holdings, Inc.*	1,000	24,970
Greif, Inc., Class A^	200	11,922
Myers Industries, Inc.	1,200	26,532
Owens-Illinois, Inc.*	200	7,000
Packaging Corp. of America	1,900	48,089
Pactiv Corp.*	2,600	82,914
Rock-Tenn Co., Class A	5,400	171,288
Silgan Holdings, Inc.	1,300	71,864
Sonoco Products Co.	1,900	81,339

		604,374

Metals & Mining (2.6%)
A.M. Castle & Co.	300	10,773
AK Steel Holding Corp.*	1,200	44,844
Amerigo Resources Ltd.	1,600	4,176
Brush Engineered Materials, Inc.*^	1,300	54,587
Century Aluminum Co.*^	3,700	202,131
Chaparral Steel Co.	1,300	93,431
Cleveland-Cliffs, Inc.	1,600	124,272
Compass Minerals International, Inc.	4,000	138,640
Farallon Resources Ltd.*	9,900	7,156
FNX Mining Co., Inc.*	51	1,546
Haynes International, Inc.*	200	16,886
Hecla Mining Co.*	16,400	140,056
Inmet Mining Corp.	100	7,735
Metal Management, Inc.	4,000	176,280
Quanex Corp.	3,100	150,970
Redcorp Ventures Ltd.*	46,400	20,255
Schnitzer Steel Industries, Inc.^	3,600	172,584
Sherritt International Corp.	152	2,090
Steel Dynamics, Inc.	1,700	71,247
Universal Stainless & Alloy Products, Inc.*^	200	7,046
Worthington Industries, Inc.^	7,300	158,045

		1,604,750

Paper & Forest Products (0.2%)
Bowater, Inc.^	1,700	42,415
Buckeye Technologies, Inc.*^	2,100	32,487

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Mercer International, Inc.*^	1,100	$11,220
Neenah Paper, Inc.^	600	24,756
Schweitzer-Mauduit International, Inc.	800	24,800

		135,678

Total Materials		4,513,988

Telecommunication Services (2.2%)
Diversified Telecommunication Services (1.8%)
Alaska Communications Systems Group, Inc.^	2,100	33,264
Atlantic Tele-Network, Inc.	300	8,592
Cbeyond, Inc.*^	3,500	134,785
CenturyTel, Inc.	1,900	93,195
Cincinnati Bell, Inc.*	36,600	211,548
Citizens Communications Co.	5,700	87,039
Cogent Communications Group, Inc.*	6,200	185,194
Consolidated Communications Holdings, Inc.^	1,200	27,120
CT Communications, Inc.	900	27,459
Embarq Corp.	1,900	120,403
General Communication, Inc., Class A*^	1,700	21,777
Golden Telecom, Inc.^	200	11,002
Iowa Telecommunications Services, Inc.^	1,400	31,822
North Pittsburgh Systems, Inc.^	100	2,125
NTELOS Holdings Corp.	900	24,876
PAETEC Holding Corp.*^	2,600	29,354
Premiere Global Services, Inc.*^	7,300	95,046

		1,144,601

Wireless Telecommunication Services (0.4%)
Cellcom Israel Ltd.	1,660	43,940
Dobson Communications Corp., Class A*^	3,000	33,330
InPhonic, Inc.*^	300	1,398
Rural Cellular Corp., Class A*	100	4,381
Telephone & Data Systems, Inc.	1,600	100,112
USA Mobility, Inc.*^	1,300	34,788

		217,949

Total Telecommunication Services		1,362,550

Utilities (3.3%)
Electric Utilities (0.9%)
Allete, Inc.^	1,000	47,050
Central Vermont Public Service Corp.^	300	11,304
El Paso Electric Co.*	6,000	147,360
IDACORP, Inc.	1,900	60,876
Otter Tail Corp.^	1,500	48,105
Portland General Electric Co.	700	19,208
UIL Holdings Corp.^	200	6,620
Unisource Energy Corp.	5,000	164,450
Westar Energy, Inc.	1,800	43,704

		548,677

Gas Utilities (1.4%)
Atmos Energy Corp.	2,400	72,144
New Jersey Resources Corp.^	3,100	158,162
Nicor, Inc.^	1,800	77,256
Northwest Natural Gas Co.^	2,400	110,856
ONEOK, Inc.	1,900	95,779
South Jersey Industries, Inc.	1,700	60,146
Southwest Gas Corp.	3,500	118,335
UGI Corp.	2,100	57,288
WGL Holdings, Inc.	4,300	140,352

		890,318

Independent Power Producers & Energy Traders (0.2%)
Canadian Hydro Developers, Inc.*	900	5,230
Mirant Corp.*	700	29,855
NRG Energy, Inc.*^	2,900	120,553

		155,638

Multi-Utilities (0.8%)
Avista Corp.^	5,300	114,215
Black Hills Corp.^	3,600	143,100
CenterPoint Energy, Inc.	4,600	80,040
CH Energy Group, Inc.^	200	8,994
DTE Energy Co.	500	24,110
Energy East Corp.^	500	13,045
NiSource, Inc.	3,500	72,485
PNM Resources, Inc.^	400	11,116
Vectren Corp.	900	24,237

		491,342

Total Utilities		2,085,975

Total Common Stocks (98.8%) (Cost $58,759,544)		62,107,960

	Number of Warrants
WARRANT:
Materials (0.0%)
Metals & Mining (0.0%)
Redcorp Ventures Ltd., expiring 7/5/09* (Cost $—)	23,200	486

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Short-Term Investment of Cash Collateral for Securities Loaned (31.6%)
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r) (Amortized Cost $19,844,409)	$19,844,409	19,844,409

Total Investments (130.4%) (Cost/Amortized Cost $78,603,953)		81,952,855
Other Assets Less Liabilities (-30.4%)		(19,120,763)

Net Assets (100%)		$62,832,092

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR	— American Depositary Receipt

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$64,171,500
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$27,460,862

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,047,638
Aggregate gross unrealized depreciation	(1,737,836)

Net unrealized appreciation	$3,309,802

Federal income tax cost of investments	$78,643,053

At June 30, 2007, the Portfolio had loaned securities with a total value of $19,399,645. This was secured by collateral of $19,844,409 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $16,524, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2007, the Portfolio incurred approximately $509 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (19.3%)
Asset-Backed Securities (14.0%)
Aames Mortgage Investment Trust,
Series 06-1 A1
5.380%, 4/25/36 (l)	$23,596	$23,598
Accredited Mortgage Loan Trust,
Series 05-3 A2B
5.480%, 9/25/35 (l)	72,056	72,064
ACE Securities Corp.,
Series 05-HE6 A2A
5.430%, 10/25/35 (l)	60,291	60,295
Series 06-NC3 A2A
5.370%, 12/25/36 (l)	75,221	75,221
Series 07-ASP2 A2A
5.410%, 6/25/37 (l)	1,171,938	1,172,305
Americredit Prime Automobile Receivable,
Series 07-1 A1
5.322%, 6/9/08	2,300,000	2,300,751
Amortizing Residential Collateral Trust,
Series 02-BC4 A
5.610%, 7/25/32 (l)	1,269	1,271
Argent Securities, Inc.,
Series 06-M3 A2A
5.370%, 10/25/36 (l)	273,532	273,545
Series 06-W1 A2A
5.400%, 3/25/36 (l)	82,263	82,270
Series 06-W3 A2A
5.390%, 4/25/36 (l)	101,407	101,398
Series 06-W5 A2A
5.360%, 6/25/36 (l)	719,456	719,330
Asset Backed Funding Certificates,
Series 04-OPT5 A1
5.670%, 6/25/34 (l)	348,154	348,924
Series 06-OPT3 A3A
5.380%, 11/25/36 (l)	71,158	71,162
Bank One Issuance Trust,
Series 03-A3 A3
5.430%, 12/15/10 (l)	200,000	200,204
Bear Stearns Asset Backed Securities Trust,
Series 02-2 A1
5.650%, 10/25/32 (l)	16,483	16,504
Series 04-BO1 1A1
5.520%, 9/25/34 (l)	43,259	43,277
Series 05-4A
5.650%, 1/25/36 (l)	35,322	35,326
Series 06-EC1 A1
5.400%, 12/25/35 (l)	23,597	23,599
Carrington Mortgage Loan Trust,
Series 06-NC5 A1
5.370%, 1/25/37 (l)	1,549,192	1,549,097
Centex Home Equity,
Series 06-A AV1
5.370%, 6/25/36 (l)	303,553	303,561
Chase Credit Card Master Trust,
Series 02-3 A
5.490%, 9/15/11 (l)	2,500,000	2,507,669
Series 02-7 A
5.440%, 2/15/10 (l)	100,000	100,041
Series 03-3 A
5.430%, 10/15/10 (l)	200,000	200,247
Series 03-6 A
5.430%, 2/15/11 (l)	300,000	300,455
Chase Issuance Trust,
Series 05-A1 A1
5.330%, 12/15/10 (l)	100,000	100,023
Citibank Credit Card Issuance Trust,
Series 03-A1 A1
5.456%, 1/15/10 (l)	100,000	100,069
Series 03-A6 A6
2.900%, 5/17/10	2,600,000	2,545,687
Series 03-A11 A11
5.406%, 10/15/09 (l)	1,100,000	1,100,209
Citigroup Mortgage Loan Trust, Inc.,
Series 06-WFH4 A1
5.370%, 11/25/36 (l)	124,441	124,447
Series 06-WMC1 A2A
5.400%, 12/25/35 (l)	117,124	117,133
Series 07-AHL3 A3A
5.380%, 5/25/37 †(l)	2,600,000	2,602,441
Series 07-AMC4 A2A
5.380%, 5/25/37 (l)	2,600,000	2,600,000
Countrywide Asset-Backed Certificates,
Series 06-1 AF1
5.450%, 7/25/36 (l)	58,870	58,872
Series 06-4 2A1
5.390%, 7/25/36 (l)	51,802	51,809
Series 06-6 2A1
5.390%, 9/25/36 (l)	75,216	75,219
Series 06-6 2A2
5.500%, 9/25/36 (l)	2,500,000	2,500,349
Series 06-8 2A1
5.350%, 1/25/46 (l)	310,014	309,892
Series 06-11 3AV1
5.380%, 9/25/46 (l)	94,505	94,477
Series 06-13 3AV1
5.370%, 1/25/37 (l)	195,378	195,341
Series 06-15 A1
5.430%, 10/25/36 ^(l)	274,982	274,937
Series 06-18 2A1
5.370%, 3/25/37 (l)	208,338	208,348
Series 06-21 2A1
5.370%, 5/25/37 (l)	84,236	84,193
Series 06-22 2A1
5.370%, 5/25/37 (l)	84,751	84,838
Series 06-23 2A1
5.370%, 5/25/37 (l)	1,493,598	1,493,499
Series 06-24 2A1
5.370%, 5/25/37 (l)	1,642,752	1,642,634
Series 07-6 2A1
5.420%, 9/25/37 (l)	847,851	847,037
First Franklin Mortgage Loan Asset Backed Certificates,
Series 06-FF1 2A1
5.410%, 1/25/36 (l)	253,901	253,948
Series 06-FF15 A3
5.370%, 11/25/36 (l)	1,751,957	1,751,952
Series 06-FF16 2A1
5.370%, 12/25/36 (l)	71,441	71,433
First NLC Trust,
Series 07-1 A1
5.390%, 8/25/37 †§ (l)	2,600,000	2,600,000
First USA Credit Card Master Trust,
Series 98-6 A
5.480%, 4/18/11 (l)	2,100,000	2,104,217
Fremont Home Loan Trust,
Series 06-C 2A1
5.370%, 10/25/36 (l)	69,299	69,265
Series 06-E 2A1
5.380%, 1/25/37 (l)	165,546	165,402
GS Auto Loan Trust,
Series 07-1 A1
5.344%, 7/15/08	2,900,000	2,900,452

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
GSAMP Trust,
Series 05-WMC2 A2A
5.430%, 11/25/35 (l)	$31,651	$31,652
Series 06-HE7 A2A
5.360%, 10/25/46 (l)	72,181	72,177
Series 06-S6 A1A
5.390%, 10/25/36 (l)	27,435	27,435
HFC Household Home Equity Loan Asset Backed Certificates,
Series 06-4 A1V
5.390%, 3/20/36 (l)	1,203,058	1,203,054
Home Equity Asset Trust,
Series 05-8 2A1
5.430%, 2/25/36 (l)	28,786	28,790
Series 06-2 2A1
5.400%, 5/25/36 § (l)	82,513	82,505
HSI Asset Securitization Corp. Trust,
Series 06-HE1 2A1
5.370%, 10/25/36 (l)	79,451	79,359
Series 06-HE2 2A1
5.370%, 12/25/36 (l)	1,517,609	1,517,605
Series 06-OPT1 2A1
5.400%, 12/25/35 (l)	75,021	75,032
Indymac Residential Asset Backed Trust,
Series 05-D AII1
5.420%, 3/25/36 (l)	43,888	43,891
Series 06-A A1
5.410%, 3/25/36 (l)	196,015	196,029
Series 06-D 2A1
5.370%, 11/25/36 (l)	126,291	126,296
Series 06-E 2A1
5.380%, 4/25/37 (l)	1,421,055	1,420,557
Series 07-A 2A1
5.450%, 4/25/37 (l)	2,355,343	2,355,518
Series 07-B 2A1
5.400%, 7/25/37 (l)	1,400,000	1,399,563
JP Morgan Mortgage Acquisition Corp.,
Series 06-CH1 A2
5.370%, 7/25/36 (l)	120,881	120,881
Series 06-CW2 AV2
5.360%, 8/25/36 (l)	44,176	44,178
Series 06-HE3 A2
5.390%, 11/25/36 (l)	64,929	64,929
Series 06-WMC3 A2
5.370%, 8/25/36 (l)	243,094	243,093
Series 07-CH4 A2
5.380%, 5/25/27 (l)	1,552,042	1,551,886
Lehman XS Trust,
Series 06-4N A1A
5.400%, 4/25/46 (l)	249,866	249,865
Series 06-9 A1A
5.390%, 5/25/46 (l)	139,499	139,479
Series 06-10N 1A1A
5.400%, 7/25/46 (l)	202,453	202,444
Series 06-16N A1A
5.400%, 11/25/46 (l)	386,970	386,941
Long Beach Mortgage Loan Trust,
Series 05-WL2 3A1
5.500%, 8/25/35 (l)	60,078	60,095
Series 06-1 2A1
5.400%, 2/25/36 (l)	29,756	29,758
Series 06-2 2A1
5.390%, 3/25/36 (l)	16,860	16,861
Series 06-3 2A1
5.380%, 5/25/46 (l)	24,722	24,724
Series 06-10 2A1
5.360%, 11/25/36 (l)	77,202	77,202
MASTR Asset Backed Securities Trust,
Series 06-HE5 A1
5.380%, 11/25/36 (l)	1,546,934	1,547,034
Series 06-NC1 A1
5.400%, 1/25/36 (l)	97,508	97,523
Series 07-HE1 A1
5.400%, 5/25/37 (l)	2,430,660	2,430,878
MBNA Master Credit Card Trust,
Series 98-E A
5.501%, 9/15/10 (l)	100,000	100,128
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 07-4 2A1
5.380%, 7/25/37 †(l)	2,500,000	2,500,391
Merrill Lynch Mortgage Investors, Inc.,
Series 05-HE3 A2A
5.430%, 7/25/36 (l)	1,853,396	1,853,301
Series 06-AHL1 A2A
5.370%, 5/25/37 (l)	167,562	167,506
Series 06-FF1 A2A
5.390%, 8/25/36 (l)	975,854	975,334
Series 06-MLN1 A2A
5.390%, 7/25/37 (l)	234,768	234,753
Series 06-RM3 A2A
5.350%, 6/25/37 (l)	106,896	106,900
Series 06-RM5 A2A
5.380%, 10/25/37 (l)	165,970	165,979
Series 06-WMC1 A2A
5.400%, 1/25/37 (l)	22,728	22,729
Morgan Stanley ABS Capital I,
Series 06-HE4 A1
5.360%, 6/25/36 (l)	42,783	42,783
Series 06-HE7 A2A
5.370%, 9/25/36 (l)	211,154	211,069
Series 06-HE8 A2A
5.370%, 10/25/36 (l)	149,187	149,116
Series 06-NC1 A1
5.400%, 12/25/35 (l)	8,091	8,091
Series 06-NC5 A2A
5.360%, 10/25/36 (l)	220,993	220,965
Series 06-WMC2 A2A
5.360%, 7/25/36 (l)	680,383	680,339
Series 07-HE6 A1
5.380%, 5/25/37 (l)	1,847,059	1,846,913
Series 07-NC3 A2A
5.380%, 5/25/37 (l)	1,868,543	1,867,960
Morgan Stanley IXIS Real Estate Capital Trust,
Series 06-2 A1
5.370%, 11/25/36 (l)	72,457	72,428
Nationstar Home Equity Loan Trust,
Series 07-C 2AV1
5.380%, 6/25/37 (l)	2,300,000	2,301,426
Nelnet Student Loan Trust,
Series 04-3 A3
5.445%, 7/25/16 (l)	110,282	110,401
Series 04-4 A3
5.445%, 10/25/16 (l)	86,493	86,500
Newcastle Mortgage Securities Trust,
Series 06-1 A1
5.390%, 3/25/36 (l)	64,976	64,959
Nomura Asset Acceptance Corp.,
Series 06-S1 A1
5.460%, 1/25/36 § (l)	52,629	52,633
Option One Mortgage Loan Trust,
Series 05-4 A2
5.420%, 11/25/35 (l)	23,266	23,268

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Series 06-2 2A1
5.370%, 7/25/36 (l)	$42,116	$42,118
Park Place Securities, Inc.,
Series 05-WCW1 A1B
5.580%, 9/25/35 (l)	25,770	25,811
Quest Trust,
Series 04-X2 A1
5.880%, 6/25/34 § (l)	3,167	3,168
Residential Asset Mortgage Products, Inc.,
Series 06-NC1 A1
5.400%, 1/25/36 (l)	13,743	13,743
Series 06-RS6 A1
5.390%, 11/25/36 (l)	58,015	58,015
Residential Asset Securities Corp.,
Series 06-EMX4 A1
5.360%, 6/25/36 (l)	227,684	227,700
Series 06-KS4 A1
5.360%, 6/25/36 (l)	330,699	330,722
Series 06-KS9 AI1
5.390%, 11/25/36 (l)	459,903	459,952
Series 07-KS3 AI1
5.430%, 4/25/37 (l)	1,147,013	1,147,198
Residential Funding Mortgage Securities II, Inc.,
Series 05-HI3 A1
5.460%, 9/25/35 (l)	88,542	88,548
Securitized Asset Backed Receivables LLC Trust,
Series 06-NC3 A2A
5.370%, 9/25/36 (l)	68,526	68,522
Series 06-OP1 A2A
5.390%, 10/25/35 (l)	24,692	24,694
Series 07-BR5 A2A
5.440%, 5/25/37 (l)	3,000,000	3,000,000
Series 07-HE1 A2A
5.380%, 12/25/36 (l)	3,207,184	3,206,688
SLC Student Loan Trust,
Series 07-1 A1
5.313%, 2/15/15 (l)	2,600,000	2,599,594
SLM Student Loan Trust,
Series 06-8 A1
5.335%, 4/25/12 (l)	103,861	103,861
Series 06-9 A1
5.325%, 10/25/12 (l)	133,419	133,406
Series 06-9 A2
5.355%, 4/25/17 (l)	2,900,000	2,900,000
Series 06-10 A1
5.325%, 7/25/13 (l)	157,193	157,189
Series 07-1 A1
5.325%, 4/25/12 (l)	1,015,797	1,016,267
Series 07-2 A1
5.335%, 4/25/14 (l)	1,866,915	1,867,088
Soundview Home Equity Loan Trust,
Series 05-OPT1 2A3
5.550%, 6/25/35 (l)	17,976	17,979
Series 06-EQ1 A1
5.370%, 10/25/36 (l)	237,552	237,562
Series 06-OPT1 2A1
5.390%, 3/25/36 (l)	9,272	9,272
Series 06-OPT5 2A1
5.350%, 7/25/36 (l)	142,376	142,360
Series 06-WF1 A1A
5.420%, 10/25/36 (l)	53,018	53,021
Structured Asset Investment Loan Trust,
Series 06-4 A3
5.370%, 7/25/36 (l)	56,487	56,422
Structured Asset Securities Corp.,
Series 02-HF1 A
5.610%, 1/25/33 (l)	2,155	2,158
Series 05-7XS 2A1A
4.900%, 4/25/35 (l)	216,926	216,126
Series 05-S7 A1
5.450%, 12/25/35 § (l)	134,471	134,481
Series 05-WF4 A2
5.400%, 11/25/35 (l)	58,620	58,628
Series 06-BC3 A2
5.370%, 10/25/36 (l)	295,641	295,580
USAA Auto Owner Trust,
Series 06-1 A2
5.030%, 11/17/08	18,135	18,137
Wachovia Auto Loan Owner Trust,
Series 07-1 A1
5.337%, 6/20/08	2,300,000	2,299,745
Wachovia Auto Owner Trust,
Series 05-B A2
4.820%, 2/20/09	121,667	121,667
Series 07-A A1
5.340%, 7/18/08	2,700,000	2,700,421
Washington Mutual Asset-Backed Certificates,
Series 06-HE5 2A1
5.380%, 10/25/36 (l)	1,770,357	1,770,230
Wells Fargo Home Equity Trust, Series 06-3 A1
5.370%, 1/25/37 (l)	1,482,021	1,482,017

		94,613,433

Non-Agency CMO (5.3%)
American Home Mortgage Investment Trust,
Series 05-2 5A2
5.470%, 9/25/35 (l)	44,463	44,465
Banc of America Funding Corp.,
Series 06-A 1A1
4.614%, 2/20/36	683,033	671,885
Bear Stearns Adjustable Rate Mortgage Trust,
Series 03-8 2A1
4.773%, 1/25/34 (l)	25,041	24,909
Series 03-8 4A1
4.622%, 1/25/34 (l)	57,089	57,205
Bear Stearns Asset Backed Securities Trust,
Series 06-IM1 A4
5.410%, 4/25/36 (l)	66,658	66,660
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 98-C1 A2
6.440%, 6/16/30	200,000	201,029
Chevy Chase Mortgage Funding Corp.,
Series 07-2A A1
5.450%, 5/25/48 †§ (l)	2,400,000	2,402,253
Citigroup Commercial Mortgage Trust,
Series 06-FL2 A1
5.390%, 8/15/21 § (l)	126,614	126,689
Citigroup Mortgage Loan Trust, Inc.,
Series 05-11 A1A
4.900%, 12/25/35 (l)	72,916	72,739
Series 05-11 A2A
4.700%, 12/25/35 (l)	849,277	833,526
Commercial Mortgage Pass-Through Certificates,
Series 99-1 A2
6.455%, 5/15/32	187,491	188,687

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Countrywide Alternative Loan Trust,
Series 03-J1 4A1
6.000%, 10/25/32	$6,866	$6,804
Series 05-61 2A1
5.600%, 12/25/35 (l)	52,413	52,462
Series 06-OA8 2A1
5.390%, 7/25/46 (l)	97,792	97,788
Series 06-OA12 A1A
5.400%, 9/20/46 (l)	205,388	205,328
Series 06-OA22 A1
5.480%, 2/25/47 (l)	1,324,532	1,321,438
Series 07-OA7 A1A
5.500%, 2/25/47 (l)	183,947	184,339
Countrywide Home Loan Mortgage Pass Through Trust,
Series 02-30 M
3.790%, 10/19/32 (l)	29,307	29,244
Series 03-HYB3 7A1
3.786%, 11/19/33 (l)	71,423	68,698
Series 04-7 5A2
5.590%, 5/25/34 (l)	1,639	1,639
Series 05-R2 1AF1
5.660%, 6/25/35 § (l)	62,495	62,352
CS First Boston Mortgage Securities Corp.,
Series 02-P1A A
5.954%, 3/25/32 § (l)	4,277	4,267
Series 05-C6 A1
4.938%, 12/15/40	155,614	154,219
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
Series 07-1 1A1
5.410%, 8/25/37 †(l)	2,600,000	2,600,407
First Horizon Alternative Mortgage Securities,
Series 04-AA1 A1
4.732%, 6/25/34 (l)	133,531	131,805
Greenpoint Mortgage Funding Trust,
Series 05-AR5 1A1
5.590%, 11/25/45 (l)	105,806	105,946
Series 06-AR6 A1A
5.400%, 10/25/46 (l)	173,718	173,761
GS Mortgage Securities Corp. II,
Series 06-FL8A A1
5.420%, 6/6/20 § (l)	279,055	279,139
Series 07-EOP A1
5.410%, 3/6/20 †§ (l)	2,400,000	2,402,629
Harborview Mortgage Loan Trust,
Series 05-2 2A1A
5.540%, 5/19/35 (l)	71,294	71,356
Series 06-1 2A1A
5.560%, 3/19/37 (l)	219,368	219,697
Series 06-12 2A11
5.410%, 1/19/38 (l)	135,973	136,075
HSI Asset Securitization Corp. Trust,
Series 07-WF1 2A1
5.380%, 5/25/37 †(l)	2,600,000	2,600,000
Impac Secured Assets Corp.,
Series 06-4 A2A
5.400%, 1/25/37 (l)	141,435	141,472
Lehman ABS Mortgage Loan Trust,
Series 07-1 2A1
5.410%, 6/25/37 †§ (l)	886,656	887,488
MASTR Adjustable Rate Mortgages Trust,
Series 04-13 3A7
3.786%, 11/21/34 (l)	100,000	97,972
Series 07-3 22A1
5.430%, 5/25/47 (l)	846,116	846,683
Mellon Residential Funding Corp.,
Series 00-TBC3 A1
5.760%, 12/15/30 (l)	68,770	69,034
Series 01-TBC1 A1
5.670%, 11/15/31 (l)	273,542	273,836
Merrill Lynch Floating Trust,
Series 06-1 A1
5.390%, 6/15/22 § (l)	88,924	89,000
Residential Accredit Loans, Inc.,
Series 05-QO1 A1
5.620%, 8/25/35 (l)	105,155	105,285
Securitized Asset Sales, Inc.,
Series 93-6 A5
7.542%, 11/26/23 (l)	3,855	3,843
Sequoia Mortgage Trust,
Series 10 2A1
5.700%, 10/20/27 (l)	39,323	39,344
Structured Adjustable Rate Mortgage Loan Trust,
Series 04-1 4A2
4.580%, 2/25/34 (l)	154,118	154,085
Series 04-19 2A1
6.429%, 1/25/35 (l)	91,797	92,217
Structured Asset Mortgage Investments, Inc.,
Series 06-AR4 2A1
5.510%, 6/25/36 (l)	68,580	68,617
Series 06-AR7 A8
5.390%, 8/25/36 (l)	213,891	213,927
Structured Asset Securities Corp.,
Series 06-11 A1
5.329%, 10/25/35 †§ (l)	221,062	220,845
Series 06-OPT1 A3
5.430%, 4/25/36 (l)	2,500,000	2,499,992
TBW Mortgage Backed Pass Through Certificates,
Series 06-4 A1B
5.420%, 9/25/36 (l)	46,123	46,133
Thornburg Mortgage Securities Trust,
Series 06-5 A1
5.440%, 8/25/36 (l)	659,273	658,571
Wachovia Bank Commercial Mortgage Trust,
Series 06-WL7A A1
5.410%, 9/15/21 § (l)	3,506,432	3,506,128
Series 07-WHL8 A1
5.400%, 6/15/20 †§ (l)	2,500,000	2,500,782
WaMu Mortgage Pass-Through Certificates,
Series 02-AR2 A
5.474%, 2/27/34 (l)	17,947	17,631
Series 02-AR10 A6
4.816%, 10/25/32 (l)	4,629	4,615
Series 02-AR17 1A
6.229%, 11/25/42 (l)	36,749	36,760
Series 03-R1 A1
5.860%, 12/25/27 (l)	564,106	564,053
Series 05-AR11 A1B1
5.610%, 8/25/45 (l)	29,785	29,800
Series 05-AR13 A1A1
5.610%, 10/25/45 (l)	513,298	514,184
Series 05-AR15 A1A1
5.580%, 11/25/45 (l)	110,231	110,591

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
Series 06-AR3 A1A
6.029%, 2/25/46 (l)		$175,759	$175,986
Series 06-AR7 3A
5.724%, 7/25/46 (l)		482,641	484,866
Series 06-AR9 1A
6.029%, 8/25/46 †(l)		4,901,009	4,913,649
Series 06-AR15 2A
6.529%, 11/25/46 (l)		94,968	95,299
Wells Fargo Mortgage Backed Securities Trust,
Series 04-S A1
3.539%, 9/25/34 (l)		151,671	147,722
Series 05-AR10 2A12
4.110%, 6/25/35 (l)		215,010	213,826

			35,423,676

Total Asset-Backed and Mortgage-Backed Securities			130,037,109

Consumer Discretionary (0.1%)
Automobiles (0.0%)
DaimlerChrysler N.A. Holding Corp.
5.840%, 9/10/07 (l)		102,000	102,081

Hotels, Restaurants & Leisure (0.0%)
Harrah’s Operating Co., Inc.
7.500%, 1/15/09		100,000	101,500

Media (0.1%)
CSC Holdings, Inc.
7.875%, 12/15/07		600,000	603,750

Total Consumer Discretionary			807,331

Consumer Staples (0.4%)
Food & Staples Retailing (0.2%)
Wal-Mart Stores, Inc.
5.260%, 6/16/08 (l)		1,100,000	1,099,600

Tobacco (0.2%)
Reynolds American, Inc.
6.060%, 6/15/11 (l)		1,200,000	1,204,500

Total Consumer Staples			2,304,100

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Chesapeake Energy Corp.
2.500%, 5/15/37 ^		2,200,000	2,244,000
El Paso Natural Gas Co.
8.375%, 6/15/32		50,000	58,630
Pemex Project Funding Master Trust
8.000%, 11/15/11		50,000	54,250
8.625%, 2/1/22		25,000	30,746
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437%, 9/15/09 §		25,440	24,820
Tennessee Gas Pipeline Co.
8.375%, 6/15/32		150,000	175,890

Total Energy			2,588,336

Financials (6.9%)
Capital Markets (1.0%)
Goldman Sachs Group, Inc.
5.400%, 12/23/08 (l)		1,800,000	1,800,023
Lehman Brothers Holdings, Inc.
5.370%, 11/24/08 (l)		100,000	100,010
5.410%, 12/23/08 ^(l)		1,800,000	1,801,287
Merrill Lynch & Co., Inc.
5.395%, 10/23/08 (l)		800,000	800,927
Morgan Stanley
5.360%, 11/21/08 (l)		300,000	299,928
5.406%, 5/7/09 ^(l)		2,200,000	2,200,112

			7,002,287

Commercial Banks (2.9%)
American Express Bank FSB
5.340%, 6/12/09 (l)		2,400,000	2,399,693
5.380%, 6/22/09 (l)		1,600,000	1,600,933
Bank of Ireland
5.370%, 12/19/08 (l)		2,500,000	2,502,312
5.410%, 12/18/09 (l)		400,000	400,560
Charter One Bank N.A.
5.405%, 4/24/09 (l)		2,100,000	2,101,963
Commonwealth Bank of Australia
5.360%, 6/8/09 § (l)		100,000	100,044
Credit Agricole S.A./London
5.360%, 5/28/09 § (l)		2,300,000	2,299,786
DnB NOR Bank ASA
5.425%, 10/13/09 § (l)		400,000	400,007
HSBC Capital Funding LP
10.176%, 12/31/49 § (l)		100,000	139,974
HSBC Holdings plc
5.375%, 12/20/12	EUR	120,000	165,147
Rabobank Capital Funding II
5.260%, 12/29/49 § (l)		$100,000	95,900
Rabobank Capital Funding Trust III
5.254%, 12/29/49 § (l)		120,000	112,357
Rabobank Nederland
5.376%, 1/15/09 § (l)		200,000	200,064
Royal Bank of Scotland plc
5.405%, 7/21/08 § (l)		100,000	100,066
Santander U.S. Debt S.A. Unipersonal
5.370%, 9/21/07 § (l)		100,000	100,012
5.420%, 9/19/08 § (l)		100,000	100,073
5.420%, 11/20/09 ^§(l)		1,800,000	1,800,284
Unicredito Luxembourg Finance S.A.
5.405%, 10/24/08 § (l)		500,000	500,141
Wachovia Bank N.A.
5.360%, 2/23/09 (l)		1,800,000	1,800,266
5.430%, 12/2/10 (l)		600,000	599,935
Westpac Banking Corp.
5.280%, 6/6/08 (l)		1,800,000	1,799,876

			19,319,393

Consumer Finance (0.7%)
Ford Motor Credit Co. LLC
7.875%, 6/15/10		700,000	699,865
7.250%, 10/25/11		1,600,000	1,539,891
7.800%, 6/1/12		100,000	97,553
GMAC LLC
6.510%, 9/23/08 (l)		2,300,000	2,300,021

			4,637,330

Diversified Financial Services (2.3%)
Atlantic & Western Reinsurance Ltd.,
Series B
11.610%, 1/9/09 (b)(l)		300,000	302,394
Atlas Reinsurance plc
8.172%, 1/10/10 †(b)(l)	EUR	3,400,000	4,669,006
Bank of America N.A.
5.360%, 12/18/08 (l)		$1,800,000	1,800,414
5.360%, 6/12/09 (l)		2,400,000	2,399,700
C10 Capital SPV Ltd.
6.722%, 12/31/49 § (l)		200,000	194,574
Citigroup Funding, Inc.
5.320%, 4/23/09 (l)		2,100,000	2,099,897
Citigroup, Inc.
5.405%, 5/2/08 (l)		200,000	200,155

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
5.400%, 12/26/08 (l)		$400,000	$400,197
5.395%, 1/30/09 (l)		200,000	200,052
5.390%, 12/28/09 (l)		1,800,000	1,800,407
General Electric Capital Corp.
5.355%, 10/24/08 (l)		300,000	300,122
5.400%, 12/12/08 (l)		200,000	200,184
5.385%, 10/26/09 (l)		300,000	300,060
JP Morgan Chase & Co.
5.370%, 6/26/09 (l)		200,000	200,152
Petroleum Export Ltd.
5.265%, 6/15/11 §		82,936	80,532
Racers,
Series 97-R-8-3
5.660%, 8/15/07 †(b)(l)		200,000	199,982
Vita Capital III Ltd.
6.480%, 1/1/12 †(b)(l)		300,000	300,480

			15,648,308

Total Financials			46,607,318

Government Securities (110.8%)
Agency ABS (0.1%)
Federal Home Loan Mortgage Corp.
5.580%, 8/25/31 (l)		20,751	20,840
Small Business Administration Participation Certificates,
Series 03-20I 1
5.130%, 9/1/23		38,518	37,735
Series 04-20C 1
4.340%, 3/1/24		241,426	223,585
Series 05-20B 1
4.625%, 2/1/25		259,760	243,641

			525,801

Agency CMO (2.9%)
Federal Home Loan Mortgage Corp.
4.500%, 11/15/13		1,094,547	1,086,194
5.500%, 5/15/16		2,550,731	2,549,041
4.500%, 5/15/17		137,251	133,924
5.000%, 1/15/18		275,468	271,833
5.470%, 7/15/19 †(l)		5,100,000	5,099,611
5.000%, 2/15/20		1,650,666	1,625,401
5.000%, 8/15/20		1,651,506	1,621,736
5.470%, 10/15/20 †(l)		5,100,000	5,099,213
4.000%, 3/15/23		65,421	64,825
4.000%, 10/15/23		114,536	112,750
6.500%, 4/15/29		68,040	69,160
5.670%, 12/15/29 (l)		8,834	8,864
5.670%, 12/15/30 (l)		96,909	97,129
6.500%, 7/25/43		19,915	20,188
6.227%, 10/25/44 (l)		38,608	38,945
6.227%, 2/25/45 (l)		656,324	653,452
Federal National Mortgage Association
4.673%, 5/25/35 (l)		600,000	591,923
5.380%, 12/25/36 (l)		163,401	162,861
5.670%, 5/25/42 (l)		74,509	74,647
5.950%, 2/25/44		280,884	280,080

			19,661,777

Foreign Governments (0.9%)
Export-Import Bank of China
5.250%, 7/29/14 ^§		150,000	146,665
Export-Import Bank of Korea
5.450%, 6/1/09 (l)		2,300,000	2,299,943
Government of France
4.000%, 4/25/55	EUR	200,000	235,002
Hong Kong Government International Bond
5.125%, 8/1/14 §		$250,000	243,061
Kingdom of Spain
4.200%, 1/31/37	EUR	100,000	122,903
Republic of Italy
3.800%, 3/27/08	JPY	64,000,000	530,680
Republic of Panama
9.625%, 2/8/11		$75,000	84,454
Republic of South Africa
5.250%, 5/16/13	EUR	50,000	68,105
6.500%, 6/2/14 ^		$100,000	103,000
United Kingdom Gilt Inflation Linked
2.500%, 5/20/09	GBP	400,000	2,064,327
United Mexican States
6.750%, 9/27/34		$186,000	198,369

			6,096,509

Municipal Bonds (0.0%)
New York City Municipal Water Finance Authority
4.750%, 6/15/38		100,000	99,355

U.S. Government Agencies (11.8%)
Federal Home Loan Mortgage Corp.
7.393%, 11/1/23 (l)		29,122	29,295
4.548%, 1/1/34 (l)		142,880	141,229
5.550%, 7/15/37 †(l)		10,600,000	10,599,176
Federal National Mortgage Association
5.000%, 1/1/17		46,446	45,203
5.000%, 2/1/18		270,866	262,770
5.000%, 8/1/18		309,572	300,319
5.000%, 9/1/18		156,738	152,053
5.000%, 10/1/18		114,919	111,484
5.000%, 8/1/19		35,443	34,340
6.000%, 6/1/31		54,193	53,977
6.000%, 2/1/32		40,464	40,303
5.500%, 7/1/34		343,574	332,643
4.187%, 11/1/34 (l)		780,140	773,381
4.674%, 1/1/35 (l)		113,349	111,670
4.541%, 7/1/35 (l)		740,410	735,957
5.500%, 9/1/35		153,655	148,574
6.000%, 12/1/35		5,209,983	5,163,196
6.000%, 2/1/36		4,694,338	4,646,726
5.000%, 3/1/36		987,900	928,176
6.000%, 9/1/36		593,606	587,585
6.000%, 10/1/36		612,463	606,251
6.000%, 11/1/36		516,517	511,278
5.500%, 3/1/37		1,000,099	964,585
5.500%, 4/1/37		1,000,100	964,586
5.500%, 5/1/37		1,000,100	964,586
5.500%, 6/1/37		1,000,100	965,054
5.500%, 7/1/37		1,000,100	964,586
6.227%, 3/1/44 (l)		1,318,853	1,334,701
6.227%, 7/1/44 (l)		34,073	34,491
6.227%, 10/1/44 (l)		72,340	73,232
5.500%, 7/25/37 TBA		43,800,000	42,239,625
6.000%, 7/25/37 TBA		4,000,000	3,956,248
Government National Mortgage Association
6.000%, 8/15/32		143,655	143,343
6.000%, 2/15/33		167,595	167,135
6.000%, 10/15/33		20,172	20,117
6.000%, 1/15/34		59,958	59,747
Small Business Administration
4.504%, 2/1/14		102,200	97,536

			79,265,158

U.S. Treasuries (95.1%)
U.S. Treasury Bonds
6.000%, 2/15/26		400,000	436,625
5.375%, 2/15/31		1,200,000	1,232,250
Inflation Indexed
2.375%, 1/15/25		70,686,885	67,969,822
2.000%, 1/15/26		38,406,183	34,787,591

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
2.375%, 1/15/27		$3,295,840	$3,165,035
3.625%, 4/15/28		38,910,957	45,078,966
3.875%, 4/15/29		20,973,436	25,322,152
U.S. Treasury Notes
4.500%, 2/28/11		200,000	197,281
4.500%, 11/15/15		400,000	385,812
4.625%, 2/15/17		1,000,000	968,438
Inflation Indexed
3.625%, 1/15/08		771,246	771,728
3.875%, 1/15/09		22,918,944	23,284,226
4.250%, 1/15/10		14,626,337	15,180,544
0.875%, 4/15/10		74,978,028	71,205,733
3.500%, 1/15/11		25,652,940	26,392,463
2.000%, 4/15/12		62,233,056	60,400,106
3.000%, 7/15/12		34,540,480	35,209,702
1.875%, 7/15/13		8,029,319	7,701,875
2.000%, 1/15/14		19,334,520	18,580,783
2.000%, 7/15/14		34,158,900	32,789,880
1.875%, 7/15/15		53,605,568	50,657,262
2.000%, 1/15/16		28,150,581	26,727,654
2.500%, 7/15/16		33,940,170	33,560,990
2.375%, 1/15/17		59,840,095	58,423,560

			640,430,478

Total Government Securities			746,079,078

Industrials (0.0%)
Airlines (0.0%)
United Air Lines, Inc.,
Series 01-1
6.602%, 9/1/13		24,328	24,510

Total Industrials			24,510

Materials (0.1%)
Chemicals (0.1%)
Nalco Co.
8.875%, 11/15/13^		200,000	207,500

Containers & Packaging (0.0%)
Packaging Corp. of America
4.375%, 8/1/08		143,000	140,882

Total Materials			348,382

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
5.456%, 2/5/10 (l)		3,600,000	3,604,176
Deutsche Telekom International Finance B.V.
8.125%, 5/29/12	EUR	76,000	116,198
France Telecom S.A.
6.750%, 3/14/08 (b)(m)		139,000	190,846

			3,911,220

Wireless Telecommunication Services (0.3%)
America Movil S.A.B. de C.V.
5.460%, 6/27/08 §(l)		$1,800,000	1,798,038
American Cellular Corp.,
Series B
10.000%, 8/1/11		10,000	10,475

			1,808,513

Total Telecommunication Services			5,719,733

Utilities (0.0%)
Electric Utilities (0.0%)
Nevada Power Co.,
Series L
5.875%, 1/15/15		150,000	146,528

Gas Utilities (0.0%)
Sonat, Inc.
7.625%, 7/15/11		35,000	36,357

Multi-Utilities (0.0%)
NiSource Finance Corp.
5.930%, 11/23/09 (l)		100,000	100,156

Total Utilities			283,041

Total Long-Term Debt Securities (138.9%) (Cost $931,094,528)			934,798,938

SHORT-TERM INVESTMENTS:
Commercial Paper (47.0%)
ANZ National International Ltd.
5.07%, 7/19/07 (n)(p)		13,000,000	12,965,298
Bank of America Corp.
5.19%, 7/20/07 (p)		10,100,000	10,070,958
5.04%, 8/8/07 (p)		900,000	895,115
5.21%, 9/21/07 (p)		1,300,000	1,284,582
5.21%, 9/25/07 (p)		100,000	98,756
5.23%, 10/2/07 (p)		900,000	887,877
Bank of Ireland
5.18%, 7/10/07 (n)(p)		1,300,000	1,298,131
5.19%, 7/13/07 (n)(p)		1,300,000	1,297,570
Barclays U.S. Funding Corp.
4.98%, 7/11/07 (p)		19,600,000	19,570,205
Calyon North America, Inc.
5.14%, 7/9/07 (p)		10,800,000	10,786,137
CBA (Delaware) Finance, Inc.
5.15%, 7/6/07 (p)		1,600,000	1,598,628
5.16%, 7/24/07 (p)		11,400,000	11,360,888
Danske Corp.
5.15%, 7/6/07 §(p)		1,400,000	1,398,799
5.19%, 8/20/07 §(p)		20,200,000	20,052,563
Dexia Delaware LLC
5.09%, 8/2/07 (p)		23,200,000	23,092,189
Fortis Funding LLC
5.30%, 7/26/07 (n)(p)		15,900,000	15,839,426
5.30%, 7/30/07 (n)(p)		1,100,000	1,095,164
General Electric Capital Corp.
5.17%, 7/30/07 (p)		3,700,000	3,684,132
5.25%, 11/6/07 (p)		4,700,000	4,613,191
HBOS Treasury Services plc/Australia
5.17%, 9/21/07 (p)		24,900,000	24,606,429
ING U.S. Funding LLC
5.15%, 7/6/07 (p)		11,000,000	10,990,565
Natixis Commercial Paper Corp.
5.16%, 7/23/07 (n)(p)		11,900,000	11,860,874
5.03%, 8/29/07 (n)(p)		2,300,000	2,280,884
Nordea North America, Inc.
5.02%, 7/26/07 (p)		3,100,000	3,088,795
Rabobank USA Finance Corp.
5.33%, 7/2/07 (p)		6,400,000	6,398,105
SAN Paolo U.S. Financial Co.
5.33%, 7/2/07 (p)		7,000,000	6,997,927
5.03%, 8/1/07 (p)		12,200,000	12,145,664
Skandinaviska Enskilda Banken
5.10%, 7/12/07 (n)(p)		12,800,000	12,778,294
5.22%, 8/21/07 (n)(p)		400,000	397,006
Societe Generale North America, Inc.
5.18%, 8/7/07 (p)		5,900,000	5,867,914
5.15%, 9/10/07 (p)		100,000	98,981
5.17%, 9/17/07 (p)		8,600,000	8,503,594
5.17%, 9/19/07 (p)		900,000	889,650
5.19%, 9/27/07 (p)		1,100,000	1,086,074
5.20%, 10/1/07 (p)		300,000	296,025
5.21%, 10/9/07 (p)		800,000	788,472
5.26%, 11/26/07 (p)		100,000	97,868

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Stadshypotek Bank AB
5.19%, 8/21/07 (n)(p)	$4,800,000	$4,764,278
Total Capital S.A.
5.34%, 7/2/07 (n)(p)	17,000,000	16,994,957
UBS Finance Delaware LLC
5.16%, 7/16/07 (p)	1,300,000	1,297,027
5.20%, 10/2/07 (p)	11,500,000	11,346,015
5.22%, 10/15/07 (p)	5,900,000	5,809,848
UniCredito Italiano Bank plc/Ireland
5.27%, 10/26/07 §(p)	9,400,000	9,240,388
5.30%, 11/27/07 §(p)	4,400,000	4,305,004
Westpac Banking Corp.
5.08%, 7/27/07 (n)(p)	4,200,000	4,184,068
5.18%, 8/3/07 (n)(p)	4,600,000	4,577,617
5.22%, 10/15/07 (n)(p)	1,000,000	984,720
Westpac Securitization Ltd.
5.08%, 7/27/07 §(p)	1,800,000	1,793,172

Total Commercial Paper		316,359,824

Government Securities (13.4%)
Federal Home Loan Bank
4.80%, 7/2/07 (o)(p)	27,000,000	26,992,800
Federal Home Loan Mortgage Corp.
4.56%, 7/9/07 (o)(p)	13,200,000	13,184,967
5.04%, 7/16/07 ^(o)(p)	13,700,000	13,669,394
5.09%, 8/27/07 (o)(p)	200,000	198,372
Federal National Mortgage Association
4.87%, 7/18/07 (o)(p)	7,000,000	6,982,995
5.16%, 7/20/07 (o)(p)	3,400,000	3,390,287
4.80%, 7/25/07 ^(o)(p)	5,000,000	4,983,387
4.89%, 8/8/07 (o)(p)	300,000	298,418
4.99%, 9/5/07 ^(o)(p)	6,700,000	6,638,293
5.01%, 9/12/07 ^(o)(p)	12,800,000	12,669,440
U.S. Treasury Bills
4.46%, 9/13/07 #(p)	1,265,000	1,253,347

Total Government Securities		90,261,700

Short-Term Investment of Cash Collateral for Securities Loaned (3.2%)
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	21,902,387	21,902,387

Time Deposit (1.4%)
JPMorgan Chase Nassau
4.76%, 7/2/07	9,323,036	9,323,036

Total Short-Term Investments (65.0%) (Cost/Amortized Cost $437,859,592)		437,846,947

	Number of Contracts
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
LIF UK 90 Day LIBOR
March 2008 @ $93.00*	470	17,696
June 2008 @ $92.75*	110	8,283
U.S. Treasury Bonds
August 2007 @ $118.00*	540	8,438
3 Month EURO EURIBOR
June 2008 @ $1.35*	2,700,000	99,134

		133,551

Put Options Purchased (0.0%)
EURO Dollar Futures
August 2007 @ $101.00*	100	3,125
March 2008 @ $93.00*	366	2,288
September 2008 @ $ 92.25*	13	81
3 Month EURO EURIBOR
June 2008 @ $1.35*	2,700,000	69,235
March 2009 @ $93.25*	150	—

		74,729

U.S. Treasury Notes Inflation Indexed
July 2007 @ $88.13*	48,800,000	—
July 2007 @ $91.00*	4,000,000	—
July 2007 @ $75.00*	50,000,000	—
August 2007 @ $64.00*	5,000,000	—
September 2007 @ $88.00*	11,000,000	—
September 2007 @ $62.00*	25,000,000	—
October 2007 @ $88.00*	60,000,000	—
October 2007 @ $85.00*	20,000,000	—

		74,729

Total Options Purchased (0.0%) (Cost $251,293)		208,280

Total Investments before Options Written (203.9%) (Cost/Amortized Cost $1,369,205,413)		1,372,854,165

OPTIONS WRITTEN:
Call Options Written (-0.0%)
EURO Dollar Futures
August 2007 @ $109.00*	(80)	(3,750)
August 2007 @ $107.00*	(9)	(2,391)
August 2007 @ $106.00*	(48)	(29,250)
August 2007 @ $112.00*	(54)	(35,438)

		(70,829)

Put Options Written (-0.0%)
EURO Dollar Futures
August 2007 @ $103.00*	(57)	(6,234)

Total Options Written (-0.0%) (Premiums Received $56,573)		(77,063)

Total Investments (203.9%) (Cost/Amortized Cost $1,369,148,840)		1,372,777,102
Other Assets Less Liabilities (-103.9%)		(699,483,941)

Net Assets (100%)		$673,293,161

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $52,198,353 or 7.75% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2007, the market value of these securities amounted to $60,580,683 or 9.00% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(b)	Illiquid security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2007.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ABS	— Asset-Backed Security
CMO	— Collateralized Mortgage Obligation
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
TBA	— Security is subject to delayed delivery.

At June 30, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/07	Unrealized Appreciation/ (Depreciation)
EURODollar	105	December-07	$24,938,813	$24,862,688	$(76,125)
EURODollar	43	March-08	10,212,500	10,189,925	(22,575)
EURODollar	156	June-08	37,163,812	36,981,750	(182,062)
3 Month EURO EURIBOR	63	December-08	20,331,346	20,314,946	(16,400)
3 Month EURO EURIBOR	63	September-08	20,329,564	20,312,814	(16,750)
3 Month EURO EURIBOR	63	March-09	20,333,297	20,319,209	(14,088)
3 Month EURO EURIBOR	63	June-09	20,330,560	20,319,209	(11,351)
JPY 10 Year Bonds	5	September-07	5,359,047	5,360,812	1,765
UK 90 Day Gilts	432	March-08	102,444,494	101,595,000	(849,494)
UK 90 Day Gilts	148	June-08	35,116,227	34,798,264	(317,963)

					$(1,505,043)

Sales
U.S. Treasury Bonds	557	September-07	$60,782,625	$60,016,750	$765,875
U.S. 5 Year Treasury Notes	109	September-07	11,288,297	11,344,516	(56,219)
U.S. 10 Year Treasury Notes	17	September-07	1,773,578	1,796,953	(23,375)

					$686,281

					$(818,762)

At June 30, 2007 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Japanese Yen, expiring 7/24/07	116,841	$965,057	$951,643	$13,414
European Union, expiring 7/26/07	4,948	6,633,016	6,702,181	(69,165)
British Pound, expiring 8/9/07	2,520	5,032,611	5,058,060	(25,449)
Swedish Krona, expiring 9/6/07	427	351,655	351,325	330

				$(80,870)

Options written for the six months ended June 30, 2007 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2007	230	$123,237
Options Written	720	234,038
Options Terminated in Closing Purchase Transactions	(472)	(177,465)
Options Expired	(230)	(123,237)
Options Exercised	—	—

Options Outstanding—June 30, 2007	248	$56,573

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$338,256,446
Long-term U.S. Treasury securities	3,348,566,767

$3,686,823,213

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$190,949,529
Long-term U.S. Treasury securities	3,115,778,614

$3,306,728,143

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,225,137
Aggregate gross unrealized depreciation	(4,180,657)

Net unrealized appreciation	$44,480

Federal income tax cost of investments	$1,372,809,685

At June 30, 2007, the Portfolio had loaned securities with a total value of $26,400,819. This was secured by collateral of $21,902,387 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $5,089,596 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $3,716,976 which expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (46.5%)
Asset-Backed Securities (26.5%)
Advanta Business Card Master Trust,
Series 05-A3 A3
4.700%, 10/20/11	$15,000,000	$14,875,393
Aegis Asset Backed Securities Trust,
Series 06-1 A1
5.400%, 1/25/37 (l)	9,808,408	9,808,382
AmeriCredit Automobile Receivables Trust,
Series 05-DA A3
4.870%, 12/6/10	11,171,283	11,133,847
Amresco Residential Securities Mortgage Loan Trust,
Series 98-2 M1F
6.745%, 6/25/28	48,559	47,853
Asset Backed Funding Certificates,
Series 01-AQ1 M1
6.863%, 5/20/32	116,156	115,812
Atherton Franchisee Loan Funding,
Series 98-A A2
6.720%, 5/15/20 (b)	3,456	3,449
Banc of America Securities Auto Trust,
Series 06-G1 A3
5.180%, 6/18/10	17,850,000	17,800,298
Bank of America Credit Card Trust,
Series 06-A16 A16
4.720%, 5/15/13	15,475,000	15,166,724
Capital Auto Receivables Asset Trust,
Series 04-2 C
4.160%, 1/15/10	3,665,000	3,621,775
Capital One Multi-Asset Execution Trust,
Series 03-C1 C1
7.870%, 3/15/11 (l)	250,000	255,077
Carmax Auto Owner Trust,
Series 05-2 A3
4.210%, 1/15/10	7,881,365	7,833,832
Centex Home Equity,
Series 04-D MV3
6.320%, 9/25/34 (l)	250,000	251,288
Chase Issuance Trust,
Series 05-A5 A5
5.340%, 2/15/12 (l)	13,802,000	13,807,115
Chase Manhattan Auto Owner Trust,
Series 05-B A3
4.840%, 7/15/09	4,063,988	4,055,504
Series 05-B A4
4.880%, 6/15/12	9,500,000	9,436,375
Series 06-B A4
5.110%, 4/15/14	11,950,000	11,872,437
CIT Equipment Collateral,
Series 05-EF1 A3
4.420%, 5/20/09	3,953,442	3,937,001
Citibank Credit Card Issuance Trust,
Series 02-C3 C3
6.500%, 12/15/09 (l)	250,000	250,937
Series 03-A3 A3
3.100%, 3/10/10^	11,375,000	11,200,429
Series 05-B1 B1
4.400%, 9/15/10	17,750,000	17,530,441
Series 05-C5 C5
4.950%, 10/25/10	15,400,000	15,274,097
CNH Equipment Trust,
Series 06-A A3
5.200%, 8/16/10	17,300,000	17,279,728
Countrywide Asset-Backed Certificates,
Series 06-20 2A1
5.370%, 4/25/37 (l)	13,146,745	13,146,710
Daimler Chrysler Auto Trust,
Series 05-B A4
4.200%, 7/8/10^	14,475,000	14,291,988
Series 06-B A3
5.330%, 8/8/10	13,500,000	13,501,646
Series 06-C A3
5.020%, 7/8/10	17,300,000	17,243,683
Series 06-C A4
4.980%, 11/8/11	18,087,000	17,958,532
Series 06-D A3
4.980%, 2/8/11	18,275,000	18,183,048
Discover Card Master Trust I,
Series 03-2 B
3.850%, 8/15/10	15,000,000	14,827,757
DVI Receivables Corp.,
Series 03-1 D1
7.270%, 3/14/11 †(l)	160,268	—
Ford Credit Auto Owner Trust,
Series 05-A A4
3.720%, 10/15/09	4,400,000	4,345,034
Series 05-C A3
4.300%, 8/15/09	13,140,013	13,076,329
Fremont Home Loan Trust,
Series 05-E 2A2
5.490%, 1/25/36 (l)	8,368,629	8,370,263
GCO Slims Trust,
Series 06-1A
5.720%, 3/1/22 (b)	8,444,580	8,328,467
Harley-Davidson Motorcycle Trust,
Series 06-2 A2
5.350%, 3/15/13	24,000,000	24,012,096
Household Automotive Trust,
Series 05-2 A3
4.370%, 5/17/10	4,396,995	4,371,704
Lehman ABS Manufactured Housing Contract,
Series 02-A A
5.770%, 6/15/33 (l)	47,546	47,528
Long Beach Auto Receivables Trust,
Series 05-A A3
4.080%, 6/15/10	10,189,814	10,146,348
MBNA Credit Card Master Note Trust,
Series 05-A7 A7
4.300%, 2/15/11^	24,700,000	24,412,438
Morgan Stanley ABS Capital I,
Series 04-HE4 M3
6.820%, 5/25/34 (l)	200,000	200,431
National City Auto Receivables Trust,
Series 04-A A4
2.880%, 5/15/11	22,678,492	22,315,702
Nissan Auto Lease Trust,
Series 05-A A3
4.700%, 10/15/08	7,165,966	7,154,038
Nissan Auto Receivables Owner Trust,
Series 06-B A3
5.160%, 2/15/10	12,150,000	12,125,602
Onyx Acceptance Grantor Trust,
Series 05-B A3
4.180%, 3/15/10	2,830,266	2,813,638
SLM Student Loan Trust,
Series 05-8 A4
4.250%, 1/25/28	34,225,000	33,712,412
Triad Auto Receivables Owner Trust,
Series 04-A A4
2.500%, 9/13/10	6,117,610	5,989,941

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
WFS Financial Owner Trust,
Series 04-1 A4
2.810%, 8/22/11	$8,219,783	$8,138,729
World Omni Auto Receivables Trust,
Series 05-A A4
3.820%, 11/12/11	19,450,000	19,142,165
Series 07-A A3
5.230%, 2/15/11	15,000,000	14,986,288

		518,400,311

Non-Agency CMO (20.0%)
Banc of America Commercial Mortgage, Inc.,
Series 04-5 A2
4.176%, 11/10/41	12,000,000	11,702,592
Banc of America Funding Corp.,
Series 04-B 5A1
5.214%, 11/20/34 (l)	22,451,898	22,318,758
Series 06-I 1A1
4.576%, 12/20/36 (l)	12,605,262	12,403,810
Banc of America Mortgage Securities, Inc.,
Series 03-I 1A1
5.673%, 10/25/33 (l)	93,406	94,248
Series 04-C 2A1
3.706%, 4/25/34 (l)	20,736,746	20,328,305
Chase Commercial Mortgage Securities Corp.,
Series 00-1 A2
7.757%, 4/15/32	12,675,752	13,212,388
Chase Manhattan Bank-First Union National Bank,
Series 99-1 A2
7.439%, 8/15/31	18,022,280	18,603,875
Commercial Mortgage Acceptance Corp.,
Series 99-C1 A2
7.030%, 6/15/31	10,115,040	10,325,194
Countrywide Alternative Loan Trust,
Series 06-OC9 A1
5.395%, 12/25/36 (l)	10,655,260	10,658,052
Credit Suisse Mortgage Capital Certificates,
Series 06-C3 A1
4.991%, 6/15/38	15,260,016	15,079,244
CS First Boston Mortgage Securities Corp.,
Series 99-C1 A2
7.290%, 9/15/41	13,518,795	13,889,807
DLJ Commercial Mortgage Corp.,
Series 98-CG1 A1B
6.410%, 6/10/31	10,726,327	10,764,703
First Horizon Mortgage Pass-Through Trust,
Series 03-AR4 2A1
4.422%, 12/25/33 (l)	13,559,354	13,521,070
GE Capital Commercial Mortgage Corp.,
Series 01-2 A2
5.850%, 8/11/33	8,986,466	9,032,477
GMAC Commercial Mortgage Securities, Inc.,
Series 98-C2 A2
6.420%, 5/15/35	12,656,564	12,733,165
Series 99-C1 A2
6.175%, 5/15/33	11,277,063	11,352,675
Greenwich Capital Commercial Funding Corp.,
Series 02-C1 A1
3.357%, 1/11/13	6,882,415	6,825,575
GS Mortgage Securities Corp. II,
Series 05-GG4 A1P
5.285%, 7/10/39	8,215,274	8,192,194
JP Morgan Mortgage Trust,
Series 07-A1 2A1
4.763%, 7/25/35 (l)	26,597,498	26,238,719
Series 07-A1 5A1
4.768%, 7/25/35 (l)	23,775,210	23,451,613
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 01-CIBC A3
6.260%, 3/15/33	11,320,616	11,536,391
Nomura Asset Securities Corp.,
Series 98-D6 A1B
6.590%, 3/15/30	15,604,982	15,697,190
Paine Webber Mortgage Acceptance Corp.,
Series 99-C1 A2
6.820%, 6/15/32	10,716,963	10,857,398
PNC Mortgage Acceptance Corp.
Series 99-CM1 A1B
7.330%, 12/10/32	9,993,952	10,315,912
Residential Accredit Loans, Inc.,
Series 06-QA9 A1
5.500%, 11/25/36 (l)	12,533,701	12,516,480
Residential Funding Mortgage Securities I,
Series 05-SA2 1A
4.680%, 6/25/35 (l)	12,820,410	12,845,579
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 07-2 3A3
5.731%, 4/25/37 (l)	20,444,894	20,291,030
WaMu Mortgage Pass-Through Certificates,
Series 03-AR5 A6
3.695%, 6/25/33 (l)	15,150,000	14,950,717
Series 03-AR10 A4
4.058%, 10/25/33 (l)	1,663,097	1,652,720
Series 04-AR1 A
4.229%, 3/25/34 (l)	10,956,089	10,812,419

		392,204,300

Total Asset-Backed and Mortgage-Backed Securities		910,604,611

Consumer Discretionary (0.7%)
Automobiles (0.3%)
DaimlerChrysler N.A. Holding Corp.
4.050%, 6/4/08^	6,300,000	6,211,618

Media (0.4%)
Time Warner Cable, Inc.
5.400%, 7/2/12^ §	8,300,000	8,150,799

Total Consumer Discretionary		14,362,417

Energy (1.3%)
Oil, Gas & Consumable Fuels (1.3%)
Anadarko Petroleum Corp.
3.250%, 5/1/08	6,925,000	6,790,959
Conoco Funding Co.
6.350%, 10/15/11	11,525,000	11,883,854
Ocean Energy, Inc.
4.375%, 10/1/07	6,650,000	6,630,569

Total Energy		25,305,382

Financials (5.7%)
Capital Markets (2.6%)
Goldman Sachs Group, Inc.
5.300%, 2/14/12^	23,075,000	22,709,469
Lehman Brothers Holdings, Inc.
5.250%, 2/6/12^	12,000,000	11,795,148
Morgan Stanley
5.625%, 1/9/12	17,556,000	17,518,114

		52,022,731

Commercial Banks (0.4%)
Wachovia Bank N.A./North Carolina
5.800%, 12/1/08	8,250,000	8,311,182

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Diversified Financial Services (1.6%)
Citigroup, Inc.
5.250%, 2/27/12^	$11,950,000	$11,794,662
General Electric Capital Corp.
4.125%, 9/1/09	19,585,000	19,110,828

		30,905,490

Insurance (0.5%)
Protective Life Secured Trusts
3.700%, 11/24/08	9,650,000	9,408,383

Real Estate Investment Trusts (REITs) (0.6%)
Simon Property Group LP (REIT)
6.375%, 11/15/07^	10,850,000	10,880,358

Total Financials		111,528,144

Government Securities (41.9%)
Agency CMO (7.3%)
Federal Home Loan Mortgage Corp.
5.500%, 6/15/26	29,390,000	29,339,664
6.000%, 4/15/27	23,410,872	23,573,692
5.500%, 6/15/27	12,363,905	12,333,499
5.500%, 10/15/27	16,847,322	16,795,968
5.500%, 11/15/29	12,853,405	12,821,712
Federal National Mortgage Association
5.500%, 1/25/29	22,734,047	22,650,365
5.500%, 6/25/30	25,683,712	25,580,083

		143,094,983

U.S. Government Agencies (12.8%)
Federal Home Loan Mortgage Corp.
4.766%, 5/1/35 (l)	15,710,623	15,541,470
4.761%, 9/1/35 (l)	15,191,180	15,009,873
5.775%, 6/1/37 (l)	15,625,364	15,506,927
Federal National Mortgage Association
5.500%, 12/1/17	13,404,040	13,254,650
5.500%, 9/1/19	21,622,508	21,377,835
6.500%, 4/1/21	15,025,601	15,372,797
4.491%, 5/1/33 (l)	323,907	319,471
4.451%, 6/1/34 (l)	78,229	78,873
4.282%, 7/1/34 (l)	240,708	237,140
4.565%, 12/1/34 (l)	8,564,982	8,422,779
4.500%, 1/1/35 (l)	7,886,622	7,779,138
4.512%, 4/1/35 (l)	9,452,728	9,318,337
4.633%, 5/1/35 (l)	14,731,933	14,580,290
4.637%, 5/1/35 (l)	6,787,225	6,679,970
4.907%, 6/1/35 (l)	20,629,951	20,430,433
4.731%, 7/1/35 (l)	15,131,698	14,926,430
4.761%, 7/1/35 (l)	10,223,010	10,068,568
5.168%, 7/1/35 (l)	12,518,778	12,404,887
4.830%, 12/1/35 (l)	21,276,336	21,084,514
5.000%, 7/25/22 TBA	28,300,000	27,344,875

		249,739,257

U.S. Treasuries (21.8%)
U.S. Treasury Notes
4.625%, 9/30/08^	60,620,000	60,350,059
4.875%, 1/31/09^	16,395,000	16,373,228
4.750%, 2/28/09^	107,375,000	107,047,828
4.750%, 1/31/12^	27,530,000	27,323,525
4.500%, 4/30/12^	78,170,000	76,716,507
4.750%, 5/31/12	19,300,000	19,149,229
4.500%, 4/30/09	121,100,000	120,276,883

		427,237,259

Total Government Securities		820,071,499

Health Care (0.3%)
Health Care Providers & Services (0.3%)
WellPoint, Inc.
3.750%, 12/14/07	6,800,000	6,746,729

Total Health Care		6,746,729

Industrials (1.4%)
Aerospace & Defense (0.6%)
Goodrich Corp.
7.500%, 4/15/08^	11,525,000	11,679,170

Airlines (0.1%)
Southwest Airlines Co.
7.875%, 9/1/07	2,513,000	2,521,419

Road & Rail (0.7%)
CSX Corp.
6.250%, 10/15/08	6,550,000	6,603,009
Norfolk Southern Corp.
6.000%, 4/30/08	6,600,000	6,620,810

		13,223,819

Total Industrials		27,424,408

Telecommunication Services (1.2%)
Diversified Telecommunication Services (0.8%)
Deutsche Telekom International Finance B.V.
3.875%, 7/22/08^	11,600,000	11,406,976
Telefonica Europe B.V.
7.750%, 9/15/10	3,975,000	4,213,830

		15,620,806

Wireless Telecommunication Services (0.4%)
Vodafone Group plc
5.350%, 2/27/12	8,150,000	8,008,377

Total Telecommunication Services		23,629,183

Utilities (1.0%)
Electric Utilities (1.0%)
Ohio Edison Co.
4.000%, 5/1/08	6,650,000	6,568,365
TXU Electric Delivery Co.
5.735%, 9/16/08 § (l)	12,600,000	12,604,158

Total Utilities		19,172,523

Total Long-Term Debt Securities (100.0%) (Cost $1,968,121,889)		1,958,844,896

SHORT-TERM INVESTMENTS:
Government Securities (0.0%)
U.S. Treasury Bills
4.68%, 7/19/07^(p)	700,000	698,275

Total Government Securities		698,275

Short-Term Investments of Cash Collateral for Securities Loaned (18.0%)
Amsterdam Funding Corp.
5.35%, 7/2/07	9,995,542	9,995,542
Anglo Irish Bank Corp. plc
5.37%, 8/6/07	4,869,250	4,869,250
ANZ National Bank Ltd.
5.37%, 3/6/09 (l)	9,995,404	9,995,404
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	5,000,000	5,000,000
BCP Finance Bank Ltd.
5.37%, 7/29/08 (l)	10,000,000	10,000,000
Bear Stearns Cos., Inc.
5.51%, 3/23/09 (l)	10,000,000	10,000,000
Beta Finance, Inc.
5.39%, 2/17/09 (l)	9,993,719	9,993,719
CAM U.S. Finance S.A. Unipersonal
5.41%, 2/2/09 (l)	10,000,000	10,000,000
CC USA, Inc.
5.39%, 2/12/09 (l)	14,990,598	14,990,598
Citigroup Funding, Inc.
5.36%, 3/16/09 (l)	15,000,000	15,000,000

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Comerica Bank
5.38%, 8/7/08 (l)	$10,995,339	$10,995,339
5.35%, 3/16/09 (l)	9,998,949	9,998,949
General Electric Capital Corp.
5.40%, 3/12/10 (l)	10,000,000	10,000,000
Goldman Sachs Group, Inc.
5.41%, 3/27/09 (l)	10,000,000	10,000,000
Gotham Funding Corp.
5.38%, 7/6/07	4,994,779	4,994,779
Intesa Funding LLC
5.33%, 7/2/07	9,995,558	9,995,558
Links Finance LLC
5.37%, 6/22/09 (l)	14,992,500	14,992,500
MassMutual Global Funding II
5.40%, 3/26/10 (l)	13,000,000	13,000,000
Monumental Global Funding Ltd.
5.41%, 6/28/10 (l)	13,000,000	13,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	90,047,287	90,047,287
Park Granada LLC
5.39%, 7/2/07	14,993,263	14,993,263
Pricoa Global Funding I
5.41%, 12/15/09	7,000,000	7,000,000
5.40%, 6/25/10 (l)	4,998,500	4,998,500
Principal Life Income Fund Trust 29
5.40%, 3/22/10 (l)	4,000,000	4,000,000
Rhein-Main Securitisation Ltd.
5.39%, 7/5/07	4,993,275	4,993,275
Tango Finance Corp.
5.38%, 6/25/09 (l)	9,992,750	9,992,750
Total Capital S.A.
5.34%, 7/2/07	9,995,550	9,995,550
Unicredito Italiano Bank (Ireland) plc
5.34%, 7/29/08 (l)	10,000,000	10,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		352,842,263

Time Deposit (1.6%)
JPMorgan Chase Nassau
4.76%, 7/2/07	31,101,340	31,101,340

Total Short-Term Investments (19.6%) (Cost/Amortized Cost $384,642,151)		384,641,878

Total Investments (119.6%) (Cost/Amortized Cost $2,352,764,040)		2,343,486,774
Other Assets Less Liabilities (-19.6%)		(384,424,516)

Net Assets (100%)		$1,959,062,258

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2007, the market value of these securities amounted to $20,754,957 or 1.06% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
†	Securities (totaling $0 or 0.00% of net assets) valued at fair value.
(b)	Illiquid security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2007.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO	— Collateralized Mortgage Obligation
TBA	— Security is subject to delayed delivery.

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$758,126,185
Long-term U.S. Treasury securities	569,994,363

$1,328,120,548

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$679,617,594
Long-term U.S. Treasury securities	417,991,573

$1,097,609,167

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,297,530
Aggregate gross unrealized depreciation	(10,611,406)

Net unrealized depreciation	$(9,313,876)

Federal income tax cost of investments	$2,352,800,650

At June 30, 2007, the Portfolio had loaned securities with a total value of $466,268,731. This was secured by collateral of $352,842,263 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $120,543,695 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $5,463,462 of which $348,305 expires in the year 2013, and $5,115,157 expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.9%)
Auto Components (1.1%)
Aftermarket Technology Corp.*	15,500	$460,040
American Axle & Manufacturing Holdings, Inc.^	43,800	1,297,356
ArvinMeritor, Inc.	55,600	1,234,320
Cooper Tire & Rubber Co.	49,400	1,364,428
Drew Industries, Inc.*^	22,100	732,394
Exide Technologies*^	48,600	451,980
Hayes Lemmerz International, Inc.*	76,100	407,135
Lear Corp.*	64,800	2,307,528
Modine Manufacturing Co.	25,300	571,780
Noble International Ltd.^	10,350	211,554
Spartan Motors, Inc.	25,800	439,116
Superior Industries International, Inc.^	33,000	718,080
Tenneco, Inc.*	39,000	1,366,560
Visteon Corp.*^	96,000	777,600

		12,339,871

Automobiles (0.1%)
Fleetwood Enterprises, Inc.*^	49,500	447,975
Monaco Coach Corp.	14,050	201,618
Winnebago Industries, Inc.	23,300	687,816

		1,337,409

Distributors (0.2%)
Audiovox Corp., Class A*^	19,700	255,509
Building Materials Holding Corp.^	14,700	208,593
Keystone Automotive Industries, Inc.*^	13,100	541,947
LKQ Corp.*^	32,000	789,120
Source Interlink Cos., Inc.*^	18,829	93,768

		1,888,937

Diversified Consumer Services (1.3%)
Bright Horizons Family Solutions, Inc.*	18,400	715,944
Capella Education Co.*	8,600	395,858
Coinmach Service Corp., Class A^	26,300	347,949
Coinstar, Inc.*	24,000	755,520
Corinthian Colleges, Inc.*^	71,200	1,159,848
DeVry, Inc.	44,800	1,524,096
INVESTools, Inc.*^	45,700	455,172
Jackson Hewitt Tax Service, Inc.^	21,000	590,310
Lincoln Educational Services Corp.*^	11,500	170,890
Matthews International Corp., Class A	23,000	1,003,030
Pre-Paid Legal Services, Inc.*	7,250	466,248
Regis Corp.	32,700	1,250,775
Sotheby’s, Inc.^	53,696	2,471,090
Steiner Leisure Ltd.*	13,700	672,944
Stewart Enterprises, Inc., Class A^	85,200	663,708
Strayer Education, Inc.	11,900	1,567,349
Universal Technical Institute, Inc.*^	27,400	695,686
Vertrue, Inc.*^	7,300	356,094

		15,262,511

Hotels, Restaurants & Leisure (3.2%)
AFC Enterprises, Inc.*^	23,500	406,315
Ambassadors Group, Inc.	8,850	314,440
Ameristar Casinos, Inc.	21,300	739,962
Applebee’s International, Inc.	57,150	1,377,315
Bally Technologies, Inc.*	42,300	1,117,566
Bluegreen Corp.*^	22,300	260,687
Bob Evans Farms, Inc.	28,300	1,042,855
Buffalo Wild Wings, Inc.*^	9,500	395,105
California Pizza Kitchen, Inc.*^	24,150	518,742
CBRL Group, Inc.	25,100	1,066,248
CEC Entertainment, Inc.*	27,500	968,000
Chipotle Mexican Grill, Inc., Class B*	26,200	2,060,106
Churchill Downs, Inc.^	7,200	377,136
CKE Restaurants, Inc.	55,400	1,111,878
Domino’s Pizza, Inc.	32,100	586,467
Dover Downs Gaming & Entertainment, Inc.^	22,400	336,224
Gaylord Entertainment Co.*	34,400	1,845,216
Great Wolf Resorts, Inc.*^	27,000	384,750
IHOP Corp.^	15,200	827,336
International Speedway Corp., Class A	1	37
Jack in the Box, Inc.*	24,200	1,716,748
Jamba, Inc.*	83,200	760,448
Krispy Kreme Doughnuts, Inc.*^	70,000	648,200
Landry’s Restaurants, Inc.^	9,400	284,444
Life Time Fitness, Inc.*^	24,000	1,277,520
Lodgian, Inc.*^	23,200	348,696
Magna Entertainment Corp., Class A*	21,200	61,904
Marcus Corp.^	23,900	567,864
Monarch Casino & Resort, Inc.*^	2,000	53,700
Morgans Hotel Group Co.*^	16,300	397,394
Morton’s Restaurant Group, Inc.*^	12,600	228,186
MTR Gaming Group, Inc.*	27,300	420,420
Multimedia Games, Inc.*^	9,900	126,324
O’Charley’s, Inc.	13,300	268,128
P.F. Chang’s China Bistro, Inc.*^	19,000	668,800
Papa John’s International, Inc.*^	17,500	503,300
Peet’s Coffee & Tea, Inc.*^	7,100	174,873
Pinnacle Entertainment, Inc.*	50,550	1,422,983
Premier Exhibitions, Inc.*	23,400	368,784
Rare Hospitality International, Inc.*	26,700	714,759
Red Robin Gourmet Burgers, Inc.*^	11,800	476,366
Riviera Holdings Corp.*^	8,000	290,800
Ruby Tuesday, Inc.^	45,400	1,195,382
Ruth’s Chris Steak House*^	27,300	463,827
Shuffle Master, Inc.*^	21,325	353,995
Six Flags, Inc.*^	45,900	279,531
Sonic Corp.*^	52,400	1,159,088
Speedway Motorsports, Inc.	8,232	329,115
Steak n Shake Co.*^	22,800	380,532
Texas Roadhouse, Inc., Class A*^	34,600	442,534
Triarc Cos., Inc., Class B	54,850	861,145
Trump Entertainment Resorts, Inc.*^	19,800	248,490
Vail Resorts, Inc.*^	23,300	1,418,271
WMS Industries, Inc.*^	32,500	937,950

		35,586,886

Household Durables (1.4%)
American Greetings Corp., Class A	44,350	1,256,435
Avatar Holdings, Inc.*^	4,600	353,924
Beazer Homes USA, Inc	31,300	772,171
Blyth, Inc.	20,400	542,232
Champion Enterprises, Inc.*^	65,700	645,831
CSS Industries, Inc.	8,497	336,566
Ethan Allen Interiors, Inc.^	27,300	935,025
Furniture Brands International, Inc.^	38,700	549,540
Helen of Troy Ltd.*	24,300	656,100

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Hovnanian Enterprises, Inc., Class A*^	38,350	$633,926
iRobot Corp.*^	19,000	377,150
Kimball International, Inc., Class B	11,700	163,917
La-Z-Boy, Inc.^	65,400	749,484
Lifetime Brands, Inc.^	6,900	141,105
M/I Homes, Inc.^	16,200	430,920
Meritage Homes Corp.*^	21,000	561,750
National Presto Industries, Inc.^	1,900	118,446
Palm Harbor Homes, Inc.*^	29,000	410,350
Russ Berrie & Co., Inc.*^	10,100	188,163
Sealy Corp.^	28,900	477,428
Skyline Corp.^	13,200	396,132
Standard-Pacific Corp.^	51,800	908,054
Tarragon Corp.*^	10,500	88,830
Tempur-Pedic International, Inc.^	66,467	1,721,495
Tupperware Brands Corp.	49,200	1,414,008
Universal Electronics, Inc.*	10,400	377,728
WCI Communities, Inc.*	17,400	290,232

		15,496,942

Internet & Catalog Retail (0.5%)
1-800-FLOWERS.COM, Inc., Class A*^	27,800	262,154
Blue Nile, Inc.*^	10,700	646,280
FTD Group, Inc.	19,900	366,359
GSI Commerce, Inc.*^	16,000	363,360
Netflix, Inc.*^	30,500	591,395
Overstock.com, Inc.*^	18,300	334,341
Priceline.com, Inc.*^	30,316	2,083,922
Shutterfly, Inc.*^	15,300	329,715
Stamps.com, Inc.*^	7,950	109,551
Systemax, Inc.^	18,000	374,580
ValueVision Media, Inc., Class A*	17,100	193,572

		5,655,229

Leisure Equipment & Products (0.6%)
Arctic Cat, Inc.^	19,300	382,140
Callaway Golf Co.^	58,200	1,036,542
JAKKS Pacific, Inc.*^	22,500	633,150
K2, Inc.*	42,600	647,094
Leapfrog Enterprises, Inc.*	900	9,225
Marine Products Corp.^	58,300	479,809
MarineMax, Inc.*^	14,100	282,282
Oakley, Inc.^	25,600	727,040
Polaris Industries, Inc.^	31,200	1,689,792
RC2 Corp.*	12,700	508,127
Smith & Wesson Holding Corp.*^	37,000	619,750
Steinway Musical Instruments, Inc.^	4,500	155,655

		7,170,606

Media (2.3%)
Arbitron, Inc.^	22,700	1,169,731
Belo Corp., Class A	71,600	1,474,244
Carmike Cinemas, Inc.^	11,700	256,932
Catalina Marketing Corp.	28,100	885,150
Charter Communications, Inc., Class A*^	317,300	1,285,065
Cinemark Holdings, Inc.*^	22,400	400,736
Citadel Broadcasting Corp.^	145,883	940,945
CKX, Inc.*^	31,200	431,184
Courier Corp.^	10,775	431,000
Cox Radio, Inc., Class A*	30,000	427,200
Crown Media Holdings, Inc., Class A*^	13,400	96,480
Cumulus Media, Inc., Class A*^	19,600	183,260
Emmis Communications Corp., Class A^	39,678	365,434
Entercom Communications Corp., Class A	25,100	624,739
Entravision Communications Corp., Class A*	55,300	576,779
Fisher Communications, Inc.*^	6,100	309,819
GateHouse Media, Inc.^	28,000	519,400
Gemstar-TV Guide International, Inc.*	177,800	874,776
Gray Television, Inc.	26,300	243,801
Harris Interactive, Inc.*^	44,100	235,935
Interactive Data Corp.	29,617	793,143
Journal Communications, Inc., Class A	37,700	490,477
Knology, Inc.*	20,100	349,137
Lee Enterprises, Inc.	37,100	773,906
Lin TV Corp., Class A*	21,800	410,058
Live Nation, Inc.*	52,717	1,179,806
Lodgenet Entertainment Corp.*^	18,200	583,492
Martha Stewart Living Omnimedia, Class A^	21,300	366,360
Marvel Entertainment, Inc.*^	38,900	991,172
Media General, Inc., Class A^	15,000	499,050
Mediacom Communications Corp., Class A*^	41,883	405,846
Morningstar, Inc.*^	9,500	446,738
National CineMedia, Inc.*	35,830	1,003,598
Playboy Enterprises, Inc., Class B*^	22,700	257,191
Primedia, Inc.*^	272,700	777,195
Radio One, Inc., Class D*^	59,100	417,246
RCN Corp.*	16,133	303,139
Salem Communications Holding Corp., Class A^	4,700	52,123
Scholastic Corp.*	27,600	991,944
Sinclair Broadcast Group, Inc., Class A	38,808	551,850
Spanish Broadcasting System, Class A*^	42,265	181,740
Sun-Times Media Group, Inc., Class A^	78,050	409,763
TiVo, Inc.*^	77,990	451,562
Valassis Communications, Inc.*	28,700	493,353
Value Line, Inc.^	4,800	210,720
Westwood One, Inc.^	39,367	283,049
World Wrestling Entertainment, Inc., Class A^	20,780	332,272

		25,738,540

Multiline Retail (0.2%)
99 Cents Only Stores*^	59,300	777,423
Bon-Ton Stores, Inc.^	8,150	326,489
Fred’s, Inc.^	32,030	428,561
Retail Ventures, Inc.*^	34,900	562,937

		2,095,410

Specialty Retail (3.4%)
A.C. Moore Arts & Crafts, Inc.*^	16,000	313,760
Aaron Rents, Inc.	37,650	1,099,380
Aeropostale, Inc.*	45,050	1,877,684
Asbury Automotive Group, Inc.	21,500	536,425
Bebe Stores, Inc.^	25,001	400,266
Big 5 Sporting Goods Corp.	18,200	464,100
Blockbuster, Inc., Class A*^	143,900	620,209
Borders Group, Inc.^	39,500	752,870
Brown Shoe Co., Inc.	30,525	742,368
Buckle, Inc.	11,250	443,250
Build-A-Bear Workshop, Inc.*^	6,800	177,752
Cabela’s, Inc.*^	31,100	688,243
Cache, Inc.*^	10,000	132,700

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Casual Male Retail Group, Inc.*^	21,400	$216,140
Cato Corp., Class A	25,750	564,955
Charlotte Russe Holding, Inc.*	20,300	545,461
Charming Shoppes, Inc.*	87,700	949,791
Childrens Place Retail Stores, Inc.*^	15,000	774,600
Christopher & Banks Corp.^	26,175	448,901
Citi Trends, Inc.*^	11,100	421,356
Conn’s, Inc.*^	20,300	579,768
CSK Auto Corp.*	34,500	634,800
DEB Shops, Inc.^	14,600	403,690
Dress Barn, Inc.*^	37,700	773,604
DSW, Inc., Class A*^	12,500	435,250
Finish Line, Inc., Class A	19,000	173,090
Genesco, Inc.*^	19,300	1,009,583
Group 1 Automotive, Inc.	19,567	789,333
Guitar Center, Inc.*^	23,700	1,417,497
Gymboree Corp.*	24,500	965,545
Haverty Furniture Cos., Inc.^	18,500	215,895
Hibbett Sports, Inc.*^	26,025	712,565
HOT Topic, Inc.*^	35,375	384,526
J. Crew Group, Inc.*^	31,200	1,687,608
Jo-Ann Stores, Inc.*^	20,735	589,496
Jos. A. Bank Clothiers, Inc.*^	14,458	599,573
Men’s Wearhouse, Inc.	43,418	2,217,357
Midas, Inc.*	10,200	231,234
Monro Muffler Brake, Inc.^	16,650	623,543
Pacific Sunwear of California, Inc.*^	57,400	1,262,800
Payless Shoesource, Inc.*	48,900	1,542,795
Pep Boys - Manny, Moe & Jack^	42,800	862,848
Pier 1 Imports, Inc.^	70,700	600,243
Rent-A-Center, Inc.*	52,400	1,374,452
Sally Beauty Holdings, Inc.*	74,900	674,100
Select Comfort Corp.*^	38,550	625,281
Sonic Automotive, Inc., Class A^	23,200	672,104
Stage Stores, Inc.	32,025	671,244
Stein Mart, Inc.^	100	1,226
Syms Corp.*^	5,400	106,542
Talbots, Inc.^	30,400	760,912
Tween Brands, Inc.*^	24,049	1,072,586
West Marine, Inc.*^	17,400	239,424
Wet Seal, Inc., Class A*	67,500	405,675
Zale Corp.*^	34,320	817,159
Zumiez, Inc.*^	10,400	392,912

		38,696,471

Textiles, Apparel & Luxury Goods (1.6%)
Carter’s, Inc.*	40,980	1,063,021
Cherokee, Inc.^	4,500	164,430
Columbia Sportswear Co.^	11,100	762,348
Deckers Outdoor Corp.*^	9,000	908,100
Fossil, Inc.*^	31,900	940,731
Heelys, Inc.*^	19,100	493,926
Iconix Brand Group, Inc.*^	40,550	901,021
K-Swiss, Inc., Class A	19,000	538,270
Kellwood Co.^	19,700	553,964
Kenneth Cole Productions, Inc., Class A	9,600	237,120
Maidenform Brands, Inc.*	25,600	508,416
Movado Group, Inc.	22,200	749,028
Oxford Industries, Inc.	12,300	545,382
Perry Ellis International, Inc.*	13,200	424,644
Quiksilver, Inc.*^	93,900	1,326,807
Skechers U.S.A., Inc., Class A*	16,300	475,960
Steven Madden Ltd.	16,450	538,902
Stride Rite Corp.	31,300	634,138
Timberland Co., Class A*	39,500	995,005
Under Armour, Inc., Class A*^	16,883	770,709
UniFirst Corp.	14,500	638,725
Volcom, Inc.*^	11,700	586,521
Warnaco Group, Inc.*	34,600	1,361,164
Weyco Group, Inc.^	8,800	236,984
Wolverine World Wide, Inc.	45,200	1,252,492

		17,607,808

Total Consumer Discretionary		178,876,620

Consumer Staples (2.9%)
Beverages (0.0%)
Boston Beer Co., Inc., Class A*	5,100	200,685
National Beverage Corp.*^	17,160	197,512

		398,197

Food & Staples Retailing (1.0%)
Andersons, Inc.^	12,000	543,960
Arden Group, Inc., Class A^	1,300	177,320
Casey’s General Stores, Inc.	37,000	1,008,620
Central European Distribution Corp.*^	28,250	978,015
Great Atlantic & Pacific Tea Co., Inc.*^	15,720	527,249
Ingles Markets, Inc., Class A	10,300	354,835
Longs Drug Stores Corp.	26,896	1,412,578
Nash Finch Co.^	10,750	532,125
Pantry, Inc.*^	18,300	843,630
Pathmark Stores, Inc.*	27,100	351,216
Performance Food Group Co.*^	29,400	955,206
Ruddick Corp.^	32,900	990,948
Spartan Stores, Inc.	12,400	408,084
United Natural Foods, Inc.*^	30,200	802,716
Weis Markets, Inc.^	9,900	401,049
Wild Oats Markets, Inc.*	13,900	232,964
Winn-Dixie Stores, Inc.*	27,400	802,820

		11,323,335

Food Products (1.2%)
Alico, Inc.^	4,200	256,158
Chiquita Brands International, Inc.*^	32,800	621,888
Darling International, Inc.*^	68,800	628,832
Farmer Brothers Co.^	9,700	219,511
Flowers Foods, Inc.^	43,587	1,454,062
Fresh Del Monte Produce, Inc.	44,600	1,117,230
Green Mountain Coffee Roasters, Inc.*^	4,600	362,204
Hain Celestial Group, Inc.*^	31,800	863,052
J & J Snack Foods Corp.	17,100	645,354
Lancaster Colony Corp.	20,500	858,745
Lance, Inc.^	24,000	565,440
Maui Land & Pineapple Co., Inc.*^	3,700	135,901
Pilgrim’s Pride Corp.^	34,200	1,305,414
Ralcorp Holdings, Inc.*	20,880	1,116,036
Reddy Ice Holdings, Inc.^	25,600	730,112
Sanderson Farms, Inc.^	13,500	607,770
Seaboard Corp.	300	703,500
Synutra International, Inc.*	14,000	284,340
Tootsie Roll Industries, Inc.^	22,372	619,928
TreeHouse Foods, Inc.*^	23,483	624,883

		13,720,360

Household Products (0.1%)
Central Garden & Pet Co., Class A*	52,760	618,875
Spectrum Brands, Inc.*^	29,900	202,423
WD-40 Co.^	9,400	308,978

		1,130,276

Personal Products (0.4%)
American Oriental Bioengineering, Inc.*^	40,100	356,890

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Chattem, Inc.*^	13,200	$836,616
Elizabeth Arden, Inc.*	19,500	473,070
Mannatech, Inc.^	20,700	328,923
Nu Skin Enterprises, Inc., Class A^	33,437	551,710
Playtex Products, Inc.*	37,100	549,451
Prestige Brands Holdings, Inc.*	36,700	476,366
Revlon, Inc., Class A*	450,800	617,596
Tiens Biotech Group USA, Inc.*^	28,500	109,155

		4,299,777

Tobacco (0.2%)
Alliance One International, Inc.*	76,600	769,830
Universal Corp.	18,900	1,151,388
Vector Group Ltd.^	28,986	653,054

		2,574,272

Total Consumer Staples		33,446,217

Energy (5.6%)
Energy Equipment & Services (2.3%)
Allis Chalmers Energy, Inc.*^	22,900	526,471
Atwood Oceanics, Inc.*	19,900	1,365,538
Basic Energy Services, Inc.*^	32,700	836,139
Bristow Group, Inc.*^	14,700	728,385
Bronco Drilling Co., Inc.*^	29,500	484,095
CARBO Ceramics, Inc.^	16,900	740,389
Complete Production Services, Inc.*	34,200	884,070
Dawson Geophysical Co.*	6,100	374,906
Dril-Quip, Inc.*	21,300	957,435
Geokinetics, Inc.*	11,800	366,154
Grey Wolf, Inc.*^	129,000	1,062,960
Gulf Island Fabrication, Inc.	10,400	360,880
GulfMark Offshore, Inc.*	18,300	937,326
Hanover Compressor Co.*^	75,200	1,793,520
Hercules Offshore, Inc.*^	21,200	686,456
Horizon Offshore, Inc.*	52,400	1,006,080
Hornbeck Offshore Services, Inc.*^	15,000	581,400
Input/Output, Inc.*^	60,000	936,600
Lufkin Industries, Inc.	11,400	735,870
Matrix Service Co.*	19,400	482,090
NATCO Group, Inc.*	13,900	639,956
Newpark Resources, Inc.*^	66,400	514,600
Oil States International, Inc.*	38,100	1,575,054
Parker Drilling Co.*	81,600	860,064
PHI, Inc. (Non-Voting)*^	11,800	351,522
Pioneer Drilling Co.*^	43,200	644,112
RPC, Inc.^	20,025	341,226
Sulphco, Inc.*^	52,800	190,608
Superior Well Services, Inc.*^	24,300	617,463
Trico Marine Services, Inc.*	9,083	371,313
Union Drilling, Inc.*	12,500	205,250
Universal Compression Holdings, Inc.*	24,450	1,771,892
W-H Energy Services, Inc.*	24,900	1,541,559
Willbros Group, Inc.*	20,800	617,344

		26,088,727

Oil, Gas & Consumable Fuels (3.3%)
Alon USA Energy, Inc.^	14,300	629,343
Alpha Natural Resources, Inc.*	52,500	1,091,475
APCO Argentina, Inc.	3,900	331,149
Arena Resources, Inc.*^	10,800	627,588
Atlas America, Inc.	18,456	991,640
ATP Oil & Gas Corp.*	17,100	831,744
Aventine Renewable Energy Holdings, Inc.*^	21,700	368,249
Berry Petroleum Co., Class A^	31,600	1,190,688
Bill Barrett Corp.*^	24,700	909,701
Brigham Exploration Co.*^	54,600	320,502
Callon Petroleum Co.*^	11,150	157,996
Carrizo Oil & Gas, Inc.*^	18,700	775,489
Clayton Williams Energy, Inc.*	20,100	532,047
Clean Energy Fuels Corp.*	26,100	327,816
Comstock Resources, Inc.*	31,601	947,082
Contango Oil & Gas Co.*^	10,500	381,045
Crosstex Energy, Inc.	25,750	739,797
Delek U.S. Holdings, Inc.^	12,100	322,465
Delta Petroleum Corp.*^	47,400	951,792
Edge Petroleum Corp.*^	9,800	137,298
Encore Acquisition Co.*^	45,500	1,264,900
Energy Partners Ltd.*	21,547	359,619
Evergreen Energy, Inc.*^	67,000	404,010
EXCO Resources, Inc.*	43,000	749,920
General Maritime Corp.^	22,900	613,262
GeoGlobal Resources, Inc.*^	67,600	344,084
GMX Resources, Inc.*	1,000	34,600
Golar LNG Ltd.	27,900	464,814
Goodrich Petroleum Corp.*^	12,400	429,412
Harvest Natural Resources, Inc.*^	29,600	352,536
International Coal Group, Inc.*^	101,700	608,166
Knightsbridge Tankers Ltd.^	13,700	417,987
Mariner Energy, Inc.*^	69,800	1,692,650
Markwest Hydrocarbon, Inc.	9,350	536,971
McMoRan Exploration Co.*^	24,000	336,000
Meridian Resource Corp.*	12,400	37,448
NGP Capital Resources Co.^	13,767	230,184
Nordic American Tanker Shipping Ltd.	21,500	878,060
Pacific Ethanol, Inc.*	23,900	315,480
Parallel Petroleum Corp.*^	25,400	556,260
Penn Virginia Corp.^	26,800	1,077,360
PetroHawk Energy Corp.*	135,802	2,153,820
Petroleum Development Corp.*	8,800	417,824
PetroQuest Energy, Inc.*	33,200	482,728
Rentech, Inc.*^	85,500	221,445
Rosetta Resources, Inc.*^	42,700	919,758
Ship Finance International Ltd.^	25,200	747,936
Stone Energy Corp.*	17,356	594,617
Swift Energy Co.*	23,900	1,021,964
U.S. BioEnergy Corp.*^	44,900	510,064
Uranium Resources, Inc.*^	83,600	922,108
USEC, Inc.*	63,900	1,404,522
VAALCO Energy, Inc.*^	40,200	194,166
VeraSun Energy Corp.*^	24,900	360,552
Warren Resources, Inc.*^	32,600	380,768
Whiting Petroleum Corp.*^	30,000	1,215,600
World Fuel Services Corp.^	20,800	874,848

		36,691,349

Total Energy		62,780,076

Financials (21.3%)
Capital Markets (1.4%)
ACA Capital Holdings, Inc.*^	24,600	292,740
Apollo Investment Corp.^	88,222	1,898,537
Ares Capital Corp.^	59,150	996,677
Calamos Asset Management, Inc., Class A	30,100	769,055
Capital Southwest Corp.^	2,400	373,896
Cohen & Steers, Inc.^	12,250	532,263
FCStone Group, Inc.*	5,900	338,129
GFI Group, Inc.*	12,800	927,744
Gladstone Capital Corp.^	12,600	270,396
Greenhill & Co., Inc.^	15,280	1,049,889
KBW, Inc.*^	18,400	540,592

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Knight Capital Group, Inc., Class A*	78,800	$1,308,080
MCG Capital Corp.^	42,200	676,044
MVC Capital, Inc.	19,400	364,914
optionsXpress Holdings, Inc.^	35,000	898,100
Penson Worldwide, Inc.*	20,500	502,865
Piper Jaffray Cos.*	15,100	841,523
Sanders Morris Harris Group, Inc.^	8,000	93,120
Stifel Financial Corp.*^	12,600	742,014
SWS Group, Inc.	17,873	386,414
Technology Investment Capital Corp.	2,233	35,259
TradeStation Group, Inc.*^	44,800	521,920
Waddell & Reed Financial, Inc.	66,800	1,737,468

		16,097,639

Commercial Banks (6.2%)
1st Source Corp.^	16,116	401,611
Alabama National Bancorp	13,600	841,024
Amcore Financial, Inc.	18,500	536,315
AmericanWest Bancorp^	4,600	83,858
Ameris Bancorp^	8,240	185,152
BancFirst Corp.^	9,900	423,918
Banco Latinoamericano de Exportaciones S.A., Class E	21,800	409,840
Bancorp, Inc./Delaware*	9,100	203,476
Bank of the Ozarks, Inc.^	12,700	353,949
BankFinancial Corp.	21,480	331,866
Banner Corp.	14,400	490,464
Boston Private Financial Holdings, Inc.^	29,700	798,039
Capital City Bank Group, Inc.^	12,834	402,218
Capital Corp. of the West^	4,140	99,194
Cascade Bancorp^	20,875	483,047
Cathay General Bancorp^	41,800	1,401,972
Centennial Bank Holdings, Inc.*	44,200	374,374
Center Financial Corp.	7,400	125,208
Central Pacific Financial Corp.	19,400	640,394
Chemical Financial Corp.^	21,188	548,134
Chittenden Corp.^	33,537	1,172,118
Citizens Republic Bancorp, Inc.	68,629	1,255,911
City Holding Co.	13,700	525,121
CoBiz, Inc.^	24,800	449,376
Columbia Banking System, Inc.^	22,914	670,234
Community Bancorp/Nevada*^	6,900	193,062
Community Bank System, Inc.^	39,600	792,792
Community Banks, Inc.^	23,796	766,707
Community Trust Bancorp, Inc.^	16,285	526,005
CVB Financial Corp.^	50,639	563,106
Enterprise Financial Services Corp.^	6,200	154,132
First Bancorp/North Carolina^	13,100	245,363
First Bancorp/Puerto Rico^	85,300	937,447
First Charter Corp.	26,416	514,320
First Commonwealth Financial Corp.^	45,952	501,796
First Community Bancorp, Inc./California^	20,700	1,184,247
First Community Bancshares, Inc./Virginia^	7,264	226,564
First Financial Bancorp^	26,583	398,479
First Financial Bankshares, Inc.^	16,844	653,716
First Financial Corp./Indiana^	13,800	405,168
First Indiana Corp.^	20,575	455,119
First Merchants Corp.^	19,058	457,964
First Midwest Bancorp, Inc./Illinois^	39,300	1,395,543
First Regional Bancorp/California*	6,900	175,536
First Republic Bank/California	24,950	1,338,817
First South Bancorp, Inc./ North Carolina^	3,108	83,605
First State Bancorp/New Mexico^	2,400	51,096
FirstMerit Corp.	62,933	1,317,188
FNB Corp./Pennsylvania^	48,300	808,542
Frontier Financial Corp.^	28,475	641,542
Glacier Bancorp, Inc.^	34,840	708,994
Great Southern Bancorp, Inc.^	15,584	421,547
Greater Bay Bancorp	40,800	1,135,872
Greene Bancshares, Inc.^	6,300	196,938
Hancock Holding Co.^	21,300	799,815
Hanmi Financial Corp.^	29,100	496,446
Harleysville National Corp.^	42,900	691,548
Heartland Financial USA, Inc.^	3,704	90,007
Heritage Commerce Corp.^	8,100	191,808
Horizon Financial Corp.^	6,375	138,911
IBERIABANK Corp.^	14,375	710,844
Independent Bank Corp./Michigan	12,642	217,569
Integra Bank Corp.^	22,056	473,542
International Bancshares Corp.	44,091	1,129,611
Investors Bancorp, Inc.*^	40,860	548,750
Irwin Financial Corp.^	22,100	330,837
Lakeland Bancorp, Inc.^	18,564	246,901
Lakeland Financial Corp.^	8,400	178,668
Macatawa Bank Corp.^	7,027	111,800
MainSource Financial Group, Inc.^	4,429	74,363
MB Financial, Inc.^	29,245	1,015,971
Mercantile Bank Corp.	166	4,499
Midwest Banc Holdings, Inc.^	11,650	168,925
Nara Bancorp, Inc.^	24,350	387,895
National Penn Bancshares, Inc.^	34,443	574,509
NBT Bancorp, Inc.^	27,148	612,459
Old National Bancorp/Indiana^	53,140	882,655
Old Second Bancorp, Inc.^	16,390	477,932
Oriental Financial Group, Inc.	8,191	89,364
Pacific Capital Bancorp N.A.^	34,344	926,601
Park National Corp.^	7,774	659,157
Peoples Bancorp, Inc./Ohio^	3,810	103,137
Pinnacle Financial Partners, Inc.*^	23,000	675,280
Preferred Bank/California	6,000	240,000
PremierWest Bancorp^	583	7,882
PrivateBancorp, Inc.^	11,300	325,440
Prosperity Bancshares, Inc.	28,800	943,488
Provident Bankshares Corp.^	23,659	775,542
Renasant Corp.^	19,125	434,902
Republic Bancorp, Inc./Kentucky, Class A^	16,268	269,886
Royal Bancshares of Pennsylvania, Inc.^	11,446	225,601
S&T Bancorp, Inc.^	20,460	673,134
Sandy Spring Bancorp, Inc.^	12,600	396,144
SCBT Financial Corp.^	8,962	326,217
Seacoast Banking Corp.of Florida^	16,480	358,440
Security Bank Corp./Georgia^	7,000	140,700
Signature Bank/New York*	23,800	811,580
Simmons First National Corp., Class A	16,557	456,808
South Financial Group, Inc.	59,400	1,344,816
Southside Bancshares, Inc.^	7,168	155,689
Southwest Bancorp, Inc./Oklahoma^	5,400	129,816
Sterling Bancorp/New York	9,362	150,073

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Sterling Bancshares, Inc./Texas^	63,212	$714,928
Sterling Financial Corp./Pennsylvania^	14,531	152,866
Sterling Financial Corp./Washington^	41,385	1,197,682
Suffolk Bancorp^	3,800	121,296
Sun Bancorp, Inc./New Jersey*^	14,662	247,348
Superior Bancorp*^	18,400	188,232
Susquehanna Bancshares, Inc.^	39,840	891,221
SVB Financial Group*^	29,400	1,561,434
SY Bancorp, Inc.^	12,075	286,902
Taylor Capital Group, Inc.	11,100	305,583
Texas Capital Bancshares, Inc.*	29,400	657,090
Tompkins Financial Corp.^	100	3,740
TriCo Bancshares^	3,900	87,204
Trustmark Corp.^	37,600	972,336
UCBH Holdings, Inc.^	77,300	1,412,271
UMB Financial Corp.^	22,648	835,032
Umpqua Holdings Corp.^	52,128	1,225,529
Union Bankshares Corp./Virginia^	4,500	104,400
United Bankshares, Inc.	30,100	957,180
United Community Banks, Inc./Georgia^	30,800	797,412
Univest Corp. of Pennsylvania^	5,050	113,726
USB Holding Co., Inc.^	18,288	348,569
Vineyard National Bancorp	235	5,398
Virginia Commerce Bancorp*^	22,015	372,274
W Holding Co., Inc.^	141,800	374,352
Washington Trust Bancorp, Inc.	4,500	113,445
WesBanco, Inc.^	16,700	492,650
West Coast Bancorp/Oregon	19,100	580,449
Westamerica Bancorp^	25,500	1,128,120
Western Alliance Bancorp*^	17,200	513,420
Wilshire Bancorp, Inc.^	30,500	371,490
Wintrust Financial Corp.^	18,840	826,134

		69,593,695

Consumer Finance (0.5%)
Advance America Cash Advance Centers, Inc.	58,200	1,032,468
Advanta Corp., Class B	24,900	775,386
Cash America International, Inc.	21,200	840,580
CompuCredit Corp.*^	18,600	651,372
Credit Acceptance Corp.*^	3,842	103,081
Dollar Financial Corp.*^	16,250	463,125
EZCORP, Inc., Class A*	25,299	334,959
First Cash Financial Services, Inc.*	21,000	492,240
Nelnet, Inc., Class A	14,000	342,160
QC Holdings, Inc.^	8,600	129,000
World Acceptance Corp.*^	13,100	559,763

		5,724,134

Diversified Financial Services (0.7%)
Asset Acceptance Capital Corp.*	23,800	421,260
Financial Federal Corp.^	19,400	578,508
Freedom Acquisition Holdings, Inc.*^	45,050	496,001
Interactive Brokers Group, Inc.*	32,000	868,160
International Securities Exchange Holdings, Inc.	28,700	1,875,545
MarketAxess Holdings, Inc.*^	27,900	501,921
NewStar Financial, Inc.*	24,700	351,481
PICO Holdings, Inc.*^	18,300	791,658
Portfolio Recovery Associates, Inc.^	12,500	750,250
Primus Guaranty Ltd.*	36,000	385,920
Resource America, Inc., Class A^	7,300	150,453
Star Maritime Acquisition Corp.*^	23,500	288,110

		7,459,267

Insurance (3.9%)
21st Century Insurance Group^	26,600	581,476
Alfa Corp.^	44,950	699,871
American Equity Investment Life Holding Co.^	39,900	481,992
American Physicians Capital, Inc.*^	8,700	352,350
Amtrust Financial Services, Inc.^	20,500	385,195
Argonaut Group, Inc.^	25,900	808,339
Aspen Insurance Holdings Ltd.	70,600	1,981,742
Assured Guaranty Ltd.	54,300	1,605,108
Baldwin & Lyons, Inc.^	4,400	114,312
Bristol West Holdings, Inc.	9,480	212,068
Castlepoint Holdings Ltd.	22,600	331,994
Commerce Group, Inc.	44,083	1,530,562
Crawford & Co., Class B^	34,700	234,572
Delphi Financial Group, Inc., Class A	34,769	1,454,040
Donegal Group, Inc., Class A^	9,333	139,062
EMC Insurance Group, Inc.	2,900	71,978
Employers Holdings, Inc.	48,390	1,027,804
Enstar Group, Ltd.*^	8,700	1,050,177
FBL Financial Group, Inc., Class A	17,224	677,248
First Acceptance Corp.*^	23,300	236,728
Flagstone Reinsurance Holdings Ltd.*	26,600	354,312
Greenlight Capital Reinsurance Ltd., Class A*	15,000	337,950
Harleysville Group, Inc.	11,338	378,236
Hilb, Rogal & Hobbs Co.	27,317	1,170,807
Horace Mann Educators Corp.	34,900	741,276
Independence Holding Co.^	7,800	159,354
Infinity Property & Casualty Corp.	14,800	750,804
IPC Holdings Ltd.	51,000	1,646,790
James River Group, Inc.	8,100	269,163
Kansas City Life Insurance Co.^	4,900	227,948
LandAmerica Financial Group, Inc.	15,050	1,452,174
Max Capital Group Ltd.	48,300	1,366,890
Midland Co.	12,500	586,750
Montpelier Reinsurance Holdings Ltd.	89,500	1,659,330
National Financial Partners Corp.^	30,300	1,403,193
National Interstate Corp.^	7,200	187,776
National Western Life Insurance Co., Class A^	1,800	455,256
Navigators Group, Inc.*^	16,050	865,095
Odyssey Reinsurance Holdings Corp.	22,700	973,603
Ohio Casualty Corp.	50,150	2,171,996
Phoenix Cos., Inc.	95,000	1,425,950
Platinum Underwriters Holdings Ltd.	47,900	1,664,525
PMA Capital Corp., Class A*^	17,900	191,351
Presidential Life Corp.	50	983
ProAssurance Corp.*	24,364	1,356,344
RLI Corp.	18,450	1,032,277
Safety Insurance Group, Inc.	9,100	376,740
SeaBright Insurance Holdings, Inc.*	12,400	216,752
Security Capital Assurance, Ltd.	19,100	589,617
Selective Insurance Group, Inc.	41,800	1,123,584
State Auto Financial Corp.	17,650	540,972
Stewart Information Services Corp.^	13,800	549,654
Tower Group, Inc.	16,000	510,400

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
United America Indemnity Ltd., Class A*	19,700	$489,939
United Fire & Casualty Co.	19,400	686,372
Universal American Financial Corp.*^	38,900	827,792
Zenith National Insurance Corp.	28,425	1,338,533

		44,057,106

Real Estate Investment Trusts (REITs) (6.6%)
Acadia Realty Trust (REIT)	26,800	695,460
Agree Realty Corp. (REIT)^	5,700	178,125
Alesco Financial, Inc. (REIT)^	44,400	360,972
Alesco Financial, Inc. (REIT)*	44,400	360,972
Alexander’s, Inc. (REIT)*^	1,500	606,375
Alexandria Real Estate Equities, Inc. (REIT)	24,100	2,333,362
American Campus Communities, Inc. (REIT)	22,300	630,867
American Financial Realty Trust (REIT)^	102,200	1,054,704
American Home Mortgage Investment Corp. (REIT)^	39,064	717,996
Anthracite Capital, Inc. (REIT)^	46,700	546,390
Ashford Hospitality Trust, Inc. (REIT)	90,280	1,061,692
BioMed Realty Trust, Inc. (REIT)^	53,950	1,355,224
Capital Lease Funding, Inc. (REIT)^	34,800	374,100
Capital Trust, Inc./New York, Class A (REIT)^	16,000	546,240
Cedar Shopping Centers, Inc. (REIT)	30,800	441,980
Corporate Office Properties Trust (REIT)	31,200	1,279,512
Cousins Properties, Inc. (REIT)^	27,500	797,775
Crescent Real Estate Equities Co. (REIT)	65,200	1,463,088
Crystal River Capital, Inc. (REIT)^	20,800	505,024
DCT Industrial Trust, Inc. (REIT)^	143,610	1,545,244
Deerfield Triarc Capital Corp. (REIT)^	39,730	581,250
DiamondRock Hospitality Co. (REIT)	71,817	1,370,268
Digital Realty Trust, Inc. (REIT)	42,700	1,608,936
EastGroup Properties, Inc. (REIT)^	19,000	832,580
Entertainment Properties Trust (REIT)^	21,900	1,177,782
Equity Inns, Inc. (REIT)	44,200	990,080
Equity Lifestyle Properties, Inc. (REIT)	16,100	840,259
Equity One, Inc. (REIT)^	25,270	645,649
Extra Space Storage, Inc. (REIT)^	41,200	679,800
FelCor Lodging Trust, Inc. (REIT)	48,063	1,251,080
First Industrial Realty Trust, Inc. (REIT)^	33,800	1,310,088
First Potomac Realty Trust (REIT)^	15,200	354,008
Franklin Street Properties Corp. (REIT)^	41,800	691,372
Friedman Billings Ramsey Group, Inc., Class A (REIT)^	129,000	704,340
Getty Realty Corp. (REIT)^	13,400	352,152
Glimcher Realty Trust (REIT)^	23,000	575,000
GMH Communities Trust (REIT)	23,700	229,653
Gramercy Capital Corp./ New York (REIT)^	21,900	603,126
Healthcare Realty Trust, Inc. (REIT)^	37,717	1,047,778
Hersha Hospitality Trust (REIT)^	25,000	295,500
Highland Hospitality Corp. (REIT)	49,400	948,480
Highwoods Properties, Inc. (REIT)	48,400	1,815,000
Home Properties, Inc. (REIT)	25,400	1,319,022
Impac Mortgage Holdings, Inc. (REIT)^	58,100	267,841
Inland Real Estate Corp. (REIT)^	42,500	721,650
Innkeepers USA Trust (REIT)	38,800	687,924
Investors Real Estate Trust (REIT)^	38,600	398,738
LaSalle Hotel Properties (REIT)	31,500	1,367,730
Lexington Realty Trust (REIT)^	62,499	1,299,979
LTC Properties, Inc. (REIT)	18,900	429,975
Luminent Mortgage Capital, Inc. (REIT)^	52,000	524,680
Maguire Properties, Inc. (REIT)^	27,833	955,507
Medical Properties Trust, Inc. (REIT)^	53,300	705,159
MFA Mortgage Investments, Inc. (REIT)	106,900	778,232
Mid-America Apartment Communities, Inc. (REIT)^	19,200	1,007,616
National Health Investors, Inc. (REIT)	20,300	643,916
National Retail Properties, Inc. (REIT)^	56,600	1,237,276
Nationwide Health Properties, Inc. (REIT)^	75,500	2,053,600
Newcastle Investment Corp. (REIT)^	39,800	997,786
NorthStar Realty Finance Corp. (REIT)^	51,700	646,767
Novastar Financial, Inc. (REIT)^	28,467	198,700
Omega Healthcare Investors, Inc. (REIT)^	47,000	744,010
Parkway Properties, Inc./Maryland (REIT)^	12,000	576,360
Pennsylvania Real Estate Investment Trust (REIT)^	26,294	1,165,613
Post Properties, Inc. (REIT)	33,000	1,720,290
Potlatch Corp. (REIT)^	31,283	1,346,733
PS Business Parks, Inc. (REIT)	10,100	640,037
RAIT Financial Trust (REIT)^	51,400	1,337,428
Ramco-Gershenson Properties Trust (REIT)	23,500	844,355
Realty Income Corp. (REIT)^	76,817	1,935,020
Redwood Trust, Inc. (REIT)^	13,900	672,482
Republic Property Trust (REIT)^	17,900	219,275
Resource Capital Corp. (REIT)^	9,300	130,014
Saul Centers, Inc. (REIT)^	11,300	512,455
Senior Housing Properties Trust (REIT)^	67,000	1,363,450
Sovran Self Storage, Inc. (REIT)	16,600	799,456
Spirit Finance Corp. (REIT)	84,800	1,234,688
Strategic Hotels & Resorts, Inc. (REIT)^	53,850	1,211,087
Sun Communities, Inc. (REIT)	19,600	583,492
Sunstone Hotel Investors, Inc. (REIT)^	53,117	1,507,992
Tanger Factory Outlet Centers (REIT)^	20,500	767,725

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
U-Store-It Trust (REIT)^	29,900	$490,061
Universal Health Realty Income Trust (REIT)^	12,500	416,250
Urstadt Biddle Properties, Inc., Class A (REIT)^	26,100	443,961
Washington Real Estate Investment Trust (REIT)^	36,500	1,241,000
Winston Hotels, Inc. (REIT)	25,400	381,000

		74,285,615

Real Estate Management & Development (0.2%)
Affordable Residential Communities, Inc.*^	38,625	456,547
Consolidated-Tomoka Land Co.^	3,000	207,870
Meruelo Maddux Properties, Inc.*	42,900	350,064
Move, Inc.*	83,500	374,080
Tejon Ranch Co.*^	13,200	583,440

		1,972,001

Thrifts & Mortgage Finance (1.8%)
Accredited Home Lenders Holding Co.*^	11,803	161,347
Anchor Bancorp Wisconsin, Inc.^	15,700	411,183
Bank Mutual Corp.^	31,905	367,865
BankUnited Financial Corp., Class A^	23,000	461,610
Berkshire Hills Bancorp, Inc.^	7,400	233,174
Brookline Bancorp, Inc.^	44,117	507,787
Centerline Holding Co.^	42,233	760,194
City Bank/Washington^	14,496	456,769
Clifton Savings Bancorp, Inc.^	13,600	147,424
Corus Bankshares, Inc.^	23,400	403,884
Downey Financial Corp.^	17,733	1,170,023
Farmer Mac, Class C	8,700	297,714
First Busey Corp.^	14,250	284,858
First Financial Holdings, Inc.^	4,500	147,195
First Niagara Financial Group, Inc.	81,776	1,071,266
First Place Financial Corp./Ohio^	6,250	132,000
FirstFed Financial Corp.*^	12,500	709,125
Flagstar Bancorp, Inc.^	45,900	553,095
Flushing Financial Corp.^	14,400	231,264
Franklin Bank Corp./Texas*^	27,500	409,750
Fremont General Corp.^	49,700	534,772
ITLA Capital Corp.	5,500	286,660
MAF Bancorp, Inc.	25,904	1,405,551
NASB Financial, Inc.^	6,700	225,455
NewAlliance Bancshares, Inc.^	83,100	1,223,232
NexCen Brands, Inc.*	67,400	750,836
Northwest Bancorp, Inc.^	23,400	611,676
Ocwen Financial Corp.*^	47,700	635,841
Oritani Financial Corp.*^	24,100	344,389
Partners Trust Financial Group, Inc.	65,397	686,668
PFF Bancorp, Inc.^	15,650	437,104
Provident Financial Services, Inc.^	49,856	785,731
Provident New York Bancorp^	50,077	676,540
Rockville Financial, Inc.^	11,500	173,650
Roma Financial Corp.^	22,369	370,654
TierOne Corp.	23,400	704,340
Triad Guaranty, Inc.*^	12,850	513,100
Trustco Bank Corp./New York^	56,583	559,040
United Community Financial Corp./Ohio^	11,700	116,766
Wauwatosa Holdings, Inc.*^	15,800	261,332
Westfield Financial, Inc.^	35,767	356,597

		20,577,461

Total Financials		239,766,918

Health Care (11.8%)
Biotechnology (2.8%)
Acadia Pharmaceuticals, Inc.*^	24,800	339,016
Acorda Therapeutics, Inc.*	19,200	327,552
Alexion Pharmaceuticals, Inc.*^	27,180	1,224,730
Alkermes, Inc.*^	69,300	1,011,780
Alnylam Pharmaceuticals, Inc.*	25,800	391,902
Altus Pharmaceuticals, Inc.*^	31,400	362,356
Applera Corp.- Celera Group*	63,100	782,440
Arena Pharmaceuticals, Inc.*^	47,900	526,421
ARIAD Pharmaceuticals, Inc.*^	45,900	251,991
Array Biopharma, Inc.*^	64,200	749,214
Bioenvision, Inc.*	16,100	93,058
BioMarin Pharmaceuticals, Inc.*	74,068	1,328,780
Cell Genesys, Inc.*	16,700	55,945
Cepheid, Inc.*^	44,100	643,860
Cubist Pharmaceuticals, Inc.*^	45,849	903,684
CV Therapeutics, Inc.*^	39,656	523,856
Dendreon Corp.*^	69,300	490,644
Digene Corp.*	17,100	1,026,855
Encysive Pharmaceuticals, Inc.*^	26,600	47,348
Enzon Pharmaceuticals, Inc.*^	22,000	172,700
Genomic Health, Inc.*^	18,300	344,040
Geron Corp.*^	65,400	460,416
GTx, Inc.*	19,500	315,705
Halozyme Therapeutics, Inc.*^	51,500	475,345
Human Genome Sciences, Inc.*^	94,200	840,264
Idenix Pharmaceuticals, Inc.*^	90,000	531,000
Incyte Corp.*^	48,400	290,400
Indevus Pharmaceuticals, Inc.*^	82,000	551,860
InterMune, Inc.*^	29,600	767,824
Isis Pharmaceuticals, Inc.*^	52,400	507,232
Keryx Biopharmaceuticals, Inc.*^	54,400	531,488
Lifecell Corp.*^	24,000	732,960
Ligand Pharmaceuticals, Inc., Class B	72,200	496,736
MannKind Corp.*^	36,200	446,346
Martek Biosciences Corp.*^	20,400	529,788
Maxygen, Inc.*^	27,200	233,104
Medarex, Inc.*^	89,800	1,283,242
Momenta Pharmaceuticals, Inc.*^	27,800	280,224
Myriad Genetics, Inc.*^	32,050	1,191,939
Nabi Biopharmaceuticals*^	66,457	305,702
Neurocrine Biosciences, Inc.*^	29,400	330,162
Omrix Biopharmaceuticals, Inc.*	11,000	346,060
Onyx Pharmaceuticals, Inc.*	38,300	1,030,270
OSI Pharmaceuticals, Inc.*	41,800	1,513,578
Pharmion Corp.*	29,383	850,638
Progenics Pharmaceuticals, Inc.*^	27,000	582,390
Protalix BioTherapeutics, Inc.*	25,800	696,342
Regeneron Pharmaceuticals, Inc.*^	50,600	906,752
Rigel Pharmaceuticals, Inc.*^	10,200	90,882
Savient Pharmaceuticals, Inc.*	41,900	520,398
Seattle Genetics, Inc/WA*^	34,700	340,407
Senomyx, Inc.*^	5,087	68,675
Tanox, Inc.*^	25,700	498,837
Telik, Inc.*^	34,700	117,286
United Therapeutics Corp.*^	14,980	955,125
Vanda Pharmaceuticals, Inc.*	21,300	431,538
ZymoGenetics, Inc.*^	22,900	334,569

		31,983,656

Health Care Equipment & Supplies (3.2%)
Abaxis, Inc.*	17,800	371,308
Abiomed, Inc.*	10,700	115,346
Accuray, Inc.*^	24,900	552,282
Align Technology, Inc.*^	47,400	1,145,184

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
American Medical Systems Holdings, Inc.*^	57,700	$1,040,908
Analogic Corp.^	11,200	823,312
AngioDynamics, Inc.*^	21,100	380,011
Arrow International, Inc.^	19,400	742,632
ArthroCare Corp.*^	22,100	970,411
Conceptus, Inc.*^	27,000	522,990
CONMED Corp.*	23,800	696,864
Cyberonics, Inc.*^	27,800	467,596
Datascope Corp.	12,100	463,188
DJO, Inc.*^	16,700	689,209
ev3, Inc.*^	32,583	550,001
Foxhollow Technologies, Inc.*^	18,000	382,320
Greatbatch, Inc.*^	17,900	579,960
Haemonetics Corp.*	21,000	1,104,810
Hologic, Inc.*^	41,600	2,300,896
I-Flow Corp.*^	12,900	215,946
ICU Medical, Inc.*^	10,350	444,429
Immucor, Inc.*	53,468	1,495,500
Integra LifeSciences Holdings Corp.*^	14,400	711,648
Invacare Corp.^	23,000	421,590
Inverness Medical Innovations, Inc.*^	37,250	1,900,495
Kensey Nash Corp.*^	12,400	332,444
Kyphon, Inc.*^	34,000	1,637,100
Mentor Corp.^	29,500	1,200,060
Meridian Bioscience, Inc.^	31,750	687,705
Merit Medical Systems, Inc.*^	22,712	271,636
NuVasive, Inc.*^	24,011	648,537
NxStage Medical, Inc.*^	14,800	191,364
OraSure Technologies, Inc.*^	61,100	499,798
Orthofix International N.V.*	13,200	593,604
Palomar Medical Technologies, Inc.*^	11,100	385,281
PolyMedica Corp.^	16,530	675,251
Quidel Corp.*^	32,900	577,724
Sirona Dental Systems, Inc.*^	10,800	408,564
SonoSite, Inc.*^	21,680	681,402
Stereotaxis, Inc.*^	18,000	235,080
STERIS Corp.	57,100	1,747,260
SurModics, Inc.*^	20,200	1,010,000
Symmetry Medical, Inc.*	36,360	582,124
Thoratec Corp.*^	41,555	764,196
TomoTherapy, Inc.*	16,400	359,488
Vital Signs, Inc.^	8,500	472,175
Volcano Corp.*^	30,500	616,405
West Pharmaceutical Services, Inc.	27,414	1,292,570
Wright Medical Group, Inc.*	28,317	683,006
Zoll Medical Corp.*	18,800	419,428

		36,061,038

Health Care Providers & Services (2.6%)
Alliance Imaging, Inc.*^	38,300	359,637
Amedisys, Inc.*	19,751	717,554
AMERIGROUP Corp.*	40,717	969,064
AMN Healthcare Services, Inc.*^	20,706	455,532
Amsurg Corp.*^	24,450	590,223
Apria Healthcare Group, Inc.*	32,600	937,902
Assisted Living Concepts, Inc.*	48,200	513,330
Bio-Reference Labs, Inc.*^	10,400	284,440
Centene Corp.*	34,900	747,558
Chemed Corp.	22,100	1,465,009
Corvel Corp.*	11,025	288,194
Cross Country Healthcare, Inc.*^	44,300	738,924
Genesis HealthCare Corp.*	15,900	1,087,878
Gentiva Health Services, Inc.*^	34,500	692,070
HealthExtras, Inc.*^	24,800	733,584
HealthSouth Corp.*^	63,000	1,140,930
Healthspring, Inc.*	39,700	756,682
Healthways, Inc.*^	26,550	1,257,673
HMS Holdings Corp.*^	17,700	338,778
inVentiv Health, Inc.*	23,000	842,030
Kindred Healthcare, Inc.*	20,500	629,760
Landauer, Inc.^	11,800	581,150
LCA-Vision, Inc.^	16,050	758,523
LHC Group, Inc.*^	13,500	353,700
Magellan Health Services, Inc.*	29,200	1,356,924
Matria Healthcare, Inc.*^	23,050	697,954
MedCath Corp.*	10,550	335,490
Molina Healthcare, Inc.*	11,000	335,720
MWI Veterinary Supply, Inc.*^	6,800	271,252
National Healthcare Corp.^	6,800	350,880
Odyssey HealthCare, Inc.*^	39,675	470,546
Option Care, Inc.^	45,400	699,160
Owens & Minor, Inc.	28,700	1,002,778
Providence Service Corp.*^	6,600	176,352
PSS World Medical, Inc.*	53,800	980,236
Psychiatric Solutions, Inc.*^	41,700	1,512,042
Radiation Therapy Services, Inc.*^	15,950	420,123
RehabCare Group, Inc.*^	18,600	264,864
Res-Care, Inc.*	29,800	629,972
Skilled Healthcare Group, Inc.*^	22,100	342,771
Sun Healthcare Group, Inc.*	41,600	602,784
Sunrise Senior Living, Inc.*^	36,680	1,466,833
Symbion, Inc.*	26,200	568,802

		29,725,608

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*^	41,200	1,049,776
Computer Programs & Systems, Inc.^	4,800	148,704
Eclipsys Corp.*^	33,200	657,360
Omnicell, Inc.*	26,300	546,514
Phase Forward, Inc.*	51,600	868,428
TriZetto Group, Inc.*^	33,000	638,880
Vital Images, Inc.*^	22,900	621,964

		4,531,626

Life Sciences Tools & Services (1.4%)
Advanced Magnetics, Inc.*^	9,917	576,772
Affymetrix, Inc.*^	54,700	1,361,483
Albany Molecular Research, Inc.*	27,300	405,405
Bio-Rad Laboratories, Inc., Class A*	13,700	1,035,309
Bruker BioSciences Corp.*	52,243	470,709
Cambrex Corp.	32,300	428,621
Dionex Corp.*	14,700	1,043,553
Enzo Biochem, Inc.*^	38,678	578,236
eResearch Technology, Inc.*^	26,625	253,204
Exelixis, Inc.*	69,200	837,320
Illumina, Inc.*^	45,284	1,838,078
Kendle International, Inc.*^	10,300	378,731
Luminex Corp.*^	33,500	412,385
Nektar Therapeutics*^	67,500	640,575
Parexel International Corp.*	22,000	925,320
PharmaNet Development Group, Inc.*^	14,900	475,012
PRA International*^	19,200	485,760
Varian, Inc.*	22,100	1,211,743
Ventana Medical Systems, Inc.*	21,800	1,684,486
Verenium Corp.*^	36,000	182,520

		15,225,222

Pharmaceuticals (1.4%)
Adams Respiratory Therapeutics, Inc.*	25,800	1,016,262
Akorn, Inc.*^	68,401	478,123

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Alpharma, Inc., Class A	34,700	$902,547
Auxilium Pharmaceuticals, Inc.*^	37,600	599,344
Bentley Pharmaceuticals, Inc.*^	18,600	225,804
Caraco Pharmaceutical Laboratories Ltd.*	15,900	241,362
Cypress Bioscience, Inc.*^	25,900	343,434
Durect Corp.*^	30,400	117,040
KV Pharmaceutical Co., Class A*^	27,700	754,548
Medicines Co.*	35,900	632,558
Medicis Pharmaceutical Corp., Class A^	39,000	1,191,060
MGI Pharma, Inc.*	57,400	1,284,038
Nastech Pharmaceutical Co., Inc.*^	9,700	105,827
Noven Pharmaceuticals, Inc.*^	28,017	656,999
Pain Therapeutics, Inc.*	10,519	91,620
Par Pharmaceutical Cos., Inc.*^	28,400	801,732
Penwest Pharmaceuticals Co.*^	17,200	214,484
Perrigo Co.	61,300	1,200,254
Pozen, Inc.*^	20,400	368,628
Salix Pharmaceuticals Ltd.*^	60,300	741,690
Sciele Pharma, Inc.*^	35,100	826,956
SuperGen, Inc.*^	32,200	179,032
Valeant Pharmaceuticals International	73,200	1,221,708
ViroPharma, Inc.*^	43,400	598,920
Xenoport, Inc.*^	17,300	768,466

		15,562,436

Total Health Care		133,089,586

Industrials (15.2%)
Aerospace & Defense (1.5%)
AAR Corp.*^	28,750	949,037
American Science & Engineering, Inc.*^	11,100	631,035
Argon ST, Inc.*^	14,400	334,224
Ceradyne, Inc.*^	19,750	1,460,710
Cubic Corp.	14,800	446,664
Curtiss-Wright Corp.	32,200	1,500,842
DynCorp International, Inc., Class A*	35,000	769,650
EDO Corp.^	15,400	506,198
Esterline Technologies Corp.*^	20,000	966,200
GenCorp, Inc.*^	44,900	586,843
Heico Corp.^	20,500	862,640
Hexcel Corp.*^	71,800	1,512,826
Innovative Solutions & Support, Inc.*^	7,500	174,150
Ionatron, Inc.*^	25,400	99,060
Ladish Co., Inc.*^	10,700	460,100
Moog, Inc., Class A*	28,959	1,277,381
Orbital Sciences Corp.*	51,400	1,079,914
Taser International, Inc.*^	49,700	693,812
Teledyne Technologies, Inc.*	27,968	1,285,130
Triumph Group, Inc.^	13,700	896,939
United Industrial Corp.^	6,800	407,864

		16,901,219

Air Freight & Logistics (0.4%)
Atlas Air Worldwide Holdings, Inc.*	10,700	630,658
Dynamex, Inc.*^	10,400	265,512
EGL, Inc.*	24,800	1,152,704
Forward Air Corp.^	22,550	768,729
Hub Group, Inc., Class A*	29,400	1,033,704
Pacer International, Inc.^	28,900	679,728

		4,531,035

Airlines (0.5%)
Airtran Holdings, Inc.*^	88,900	970,788
Alaska Air Group, Inc.*	31,300	872,018
Allegiant Travel Co.*	10,800	331,992
JetBlue Airways Corp.*^	127,700	1,500,475
Pinnacle Airlines Corp.*^	18,700	350,625
Republic Airways Holdings, Inc.*	38,500	783,475
SkyWest, Inc.	48,000	1,143,840

		5,953,213

Building Products (0.5%)
Ameron International Corp.^	7,300	658,387
Apogee Enterprises, Inc.	24,000	667,680
Gibraltar Industries, Inc.^	13,150	291,273
Goodman Global, Inc.*	30,133	669,555
Griffon Corp.*^	24,100	524,898
Insteel Industries, Inc.^	15,500	279,000
NCI Building Systems, Inc.*^	14,700	725,151
Simpson Manufacturing Co., Inc.^	31,400	1,059,436
Universal Forest Products, Inc.	13,350	564,171

		5,439,551

Commercial Services & Supplies (4.5%)
ABM Industries, Inc.	31,400	810,434
ACCO Brands Corp.*	43,200	995,760
Administaff, Inc.	17,200	576,028
Advisory Board Co.*^	13,400	744,504
American Ecology Corp.	8,300	177,786
American Reprographics Co.*^	23,867	734,865
Amrep Corp.^	6,200	294,810
Bowne & Co., Inc.^	18,500	360,935
Brady Corp., Class A^	40,300	1,496,742
Casella Waste Systems, Inc.*^	21,400	230,692
CBIZ, Inc.*^	14,793	108,729
CDI Corp.^	14,400	463,680
Cenveo, Inc.*	40,950	949,630
Clean Harbors, Inc.*^	10,900	538,678
Comfort Systems USA, Inc.^	32,750	464,395
COMSYS IT Partners, Inc.*	8,600	196,166
Consolidated Graphics, Inc.*	6,000	415,680
CoStar Group, Inc.*^	15,400	814,352
CRA International, Inc.*^	13,300	641,060
Deluxe Corp.	41,600	1,689,376
Diamond Management & Technology Consultants, Inc.	25,314	334,145
Ennis, Inc.	19,750	464,520
Exponent, Inc.*	11,800	263,966
First Advantage Corp., Class A*^	12,092	278,237
FTI Consulting, Inc.*	35,875	1,364,326
Fuel Tech, Inc.*^	13,900	476,075
G&K Services, Inc., Class A^	13,600	537,336
GEO Group, Inc.*	45,600	1,326,960
Healthcare Services Group, Inc.^	21,450	632,775
Heidrick & Struggles International, Inc.*	14,900	763,476
Herman Miller, Inc.	50,083	1,582,623
Hudson Highland Group, Inc.*	20,200	432,078
Huron Consulting Group, Inc.*	12,500	912,625
ICT Group, Inc.*	14,500	271,295
IHS, Inc., Class A*	25,200	1,159,200
IKON Office Solutions, Inc.	92,700	1,447,047
Innerworkings, Inc.*^	34,000	544,680
Interface, Inc., Class A	43,800	826,068
Kelly Services, Inc., Class A	17,100	469,566
Kenexa Corp.*	20,200	761,742
Kforce, Inc.*^	42,400	677,552
Knoll, Inc.	39,783	891,139
Korn/Ferry International*	34,192	897,882
Labor Ready, Inc.*	41,950	969,464
Layne Christensen Co.*^	11,100	454,545
LECG Corp.*^	23,100	349,041

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
M&F Worldwide Corp.*^	9,700	$645,826
McGrath Rentcorp^	27,200	916,368
Mine Safety Appliances Co.^	22,100	967,096
Mobile Mini, Inc.*^	29,136	850,771
Navigant Consulting, Inc.*	46,550	863,968
PeopleSupport, Inc.*^	25,400	288,290
PHH Corp.*	44,000	1,373,240
Resources Connection, Inc.*	39,200	1,300,656
Rollins, Inc.	17,175	391,075
RSC Holdings, Inc.*	17,100	342,000
Schawk, Inc.^	23,800	476,476
School Specialty, Inc.*^	16,900	598,936
Spherion Corp.*	32,080	301,231
Standard Register Co.^	16,600	189,240
Taleo Corp., Class A*	16,000	360,480
TeleTech Holdings, Inc.*	33,500	1,088,080
Tetra Tech, Inc.*^	49,415	1,064,893
United Stationers, Inc.*	21,500	1,432,760
Viad Corp.	16,300	687,371
Volt Information Sciences, Inc.*^	20,850	384,474
Waste Connections, Inc.*	51,375	1,553,580
Waste Industries USA, Inc.	10,200	348,228
Waste Services, Inc.*^	44,599	541,878
Watson Wyatt Worldwide, Inc., Class A	36,400	1,837,472

		50,597,054

Construction & Engineering (0.9%)
Aecom Technology Corp.*	32,200	798,882
EMCOR Group, Inc.*	25,500	1,858,950
Granite Construction, Inc.	28,600	1,835,548
InfraSource Services, Inc.*	37,000	1,372,700
Insituform Technologies, Inc., Class A*^	21,400	466,734
Perini Corp.*	21,400	1,316,742
Washington Group International, Inc.*^	24,400	1,952,244

		9,601,800

Electrical Equipment (1.6%)
A.O. Smith Corp.	12,550	500,619
Acuity Brands, Inc.	33,925	2,044,999
American Superconductor Corp.*^	29,800	575,438
Baldor Electric Co.^	36,874	1,817,151
Belden, Inc.^	38,800	2,147,580
Encore Wire Corp.^	13,000	382,720
Energy Conversion Devices, Inc.*^	33,000	1,017,060
Evergreen Solar, Inc.*^	75,600	703,080
Franklin Electric Co., Inc.^	16,200	764,316
FuelCell Energy, Inc.*^	33,900	268,488
Genlyte Group, Inc.*	22,800	1,790,712
GrafTech International Ltd.*	79,500	1,338,780
II-VI, Inc.*	22,300	605,891
Medis Technologies Ltd.*^	33,300	489,177
Powell Industries, Inc.*	6,100	193,736
Power-One, Inc.*^	93,000	370,140
Regal-Beloit Corp.^	25,900	1,205,386
Superior Essex, Inc.*	15,800	590,130
Woodward Governor Co.	21,500	1,153,905

		17,959,308

Industrial Conglomerates (0.3%)
Raven Industries, Inc.^	20,400	728,484
Sequa Corp., Class A*	5,300	593,600
Standex International Corp.	18,300	520,452
Tredegar Corp.^	36,976	787,589
Walter Industries, Inc.	41,700	1,207,632

		3,837,757

Machinery (3.0%)
3D Systems Corp.*^	22,000	547,140
Accuride Corp.*	15,100	232,691
Actuant Corp., Class A^	21,900	1,381,014
Albany International Corp.	23,450	948,318
American Railcar Industries, Inc.^	8,600	335,400
Ampco-Pittsburgh Corp.	13,300	533,197
Astec Industries, Inc.*	15,100	637,522
ASV, Inc.*^	25,500	440,640
Badger Meter, Inc.^	7,400	209,124
Barnes Group, Inc.	36,920	1,169,625
Blount International, Inc.*^	43,700	571,596
Briggs & Stratton Corp.^	39,350	1,241,886
Bucyrus International, Inc., Class A	29,925	2,118,091
Cascade Corp.	9,500	745,180
Chart Industries, Inc.*^	13,200	375,408
CIRCOR International, Inc.	13,100	529,633
Clarcor, Inc.^	44,600	1,669,378
Columbus McKinnon Corp.*	17,400	560,280
Commercial Vehicle Group, Inc.*	9,400	175,122
Dynamic Materials Corp.	9,700	363,750
EnPro Industries, Inc.*	13,200	564,828
ESCO Technologies, Inc.*^	20,804	754,353
Federal Signal Corp.	38,400	609,024
Flow International Corp.*^	29,800	375,480
Force Protection, Inc.*	54,500	1,124,880
Freightcar America, Inc.^	8,300	397,072
Gehl Co.*^	9,400	285,384
Gorman-Rupp Co.^	1,981	63,115
Greenbrier Cos., Inc.^	20,300	613,466
Kadant, Inc.*	9,000	280,800
Kaydon Corp.^	20,500	1,068,460
Lindsay Co.^	11,950	529,266
Middleby Corp.*^	10,600	634,092
Mueller Industries, Inc.	26,200	902,328
Mueller Water Products, Inc., Class A^	87,400	1,491,044
NACCO Industries, Inc., Class A	4,000	621,960
Nordson Corp.	24,300	1,218,888
RBC Bearings, Inc.*	17,600	726,000
Robbins & Myers, Inc.	12,600	669,438
Sun Hydraulics Corp.^	7,800	384,150
Tennant Co.	13,500	492,750
Titan International, Inc.^	19,300	610,073
TurboChef Technologies, Inc.*^	25,900	360,528
Valmont Industries, Inc.^	14,900	1,084,124
Wabash National Corp.^	43,400	634,942
Wabtec Corp.	40,086	1,464,342
Watts Water Technologies, Inc., Class A^	25,200	944,244
Xerium Technologies, Inc.^	19,084	145,420

		33,835,446

Marine (0.4%)
American Commercial Lines, Inc.*^	45,200	1,177,460
Eagle Bulk Shipping, Inc.	33,400	748,494
Genco Shipping & Trading Ltd.^	14,200	585,892
Horizon Lines, Inc., Class A	29,900	979,524
TBS International Ltd.*^	14,100	400,440
Ultrapetrol Bahamas Ltd.*	15,000	355,500

		4,247,310

Road & Rail (0.8%)
AMERCO, Inc.*^	8,500	641,750
Arkansas Best Corp.^	16,128	628,508
Celadon Group, Inc.*^	18,400	292,560
Dollar Thrifty Automotive Group, Inc.*	17,700	722,868

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Florida East Coast Industries, Inc.^	31,500	$2,613,870
Genesee & Wyoming, Inc., Class A*^	29,325	875,058
Heartland Express, Inc.^	49,112	800,526
Knight Transportation, Inc.^	42,109	816,072
Old Dominion Freight Line, Inc.*^	17,950	541,193
Saia, Inc.*	4,300	117,218
Universal Truckload Services, Inc.*^	7,600	151,012
Werner Enterprises, Inc.^	36,800	741,520

		8,942,155

Trading Companies & Distributors (0.8%)
Applied Industrial Technologies, Inc.	37,000	1,091,500
Beacon Roofing Supply, Inc.*^	35,450	602,295
BlueLinx Holdings, Inc.	10,600	111,194
Electro Rent Corp.^	17,000	247,180
H&E Equipment Services, Inc.*^	21,800	604,732
Houston Wire & Cable Co.*	13,500	383,535
Interline Brands, Inc.*^	21,560	562,285
Kaman Corp.	19,500	608,205
Lawson Products, Inc.	8,200	317,340
Rush Enterprises, Inc., Class A*	17,700	384,444
TAL International Group, Inc.^	20,567	611,046
TransDigm Group, Inc.*	14,800	598,808
UAP Holding Corp.	43,000	1,296,020
Watsco, Inc.^	22,600	1,229,440
Williams Scotsman International, Inc.*^	28,600	680,966

		9,328,990

Total Industrials		171,174,838

Information Technology (18.3%)
Communications Equipment (2.8%)
3Com Corp.*^	280,500	1,158,465
Acme Packet, Inc.*^	29,100	334,359
Adtran, Inc.	51,200	1,329,664
Anaren, Inc.*	10,908	192,089
Andrew Corp.*	125,900	1,817,996
Arris Group, Inc.*	87,300	1,535,607
Avocent Corp.*	40,300	1,169,103
Bel Fuse, Inc., Class B	5,792	197,101
BigBand Networks, Inc.*	21,600	283,176
Black Box Corp.^	13,900	575,182
Blue Coat Systems, Inc.*	11,100	549,672
C-COR, Inc.*	50,900	715,654
Comtech Group, Inc.*	1,300	21,463
Comtech Telecommunications Corp.*	16,325	757,807
Digi International, Inc.*^	12,500	184,250
Ditech Networks, Inc.*^	20,700	169,533
Dycom Industries, Inc.*	34,033	1,020,309
Extreme Networks, Inc.*^	159,700	646,785
Finisar Corp.*^	214,500	810,810
Foundry Networks, Inc.*	114,900	1,914,234
Harmonic, Inc.*^	50,600	448,822
Harris Stratex Networks, Inc.*^	24,375	438,263
Hughes Communications, Inc.*^	6,600	344,388
Inter-Tel, Inc.	27,950	668,844
InterDigital Communications Corp.*^	41,900	1,347,923
Loral Space & Communications, Inc.*	13,100	645,568
MasTec, Inc.*^	34,000	537,880
MRV Communications, Inc.*^	131,000	425,750
NETGEAR, Inc.*^	24,400	884,500
Nextwave Wireless, Inc.*	35,700	298,095
Oplink Communications, Inc.*^	17,442	261,630
OpNext, Inc.*^	41,900	554,756
Orbcomm, Inc.*^	22,000	361,020
Packeteer, Inc.*^	13,200	103,092
Plantronics, Inc.^	36,200	949,164
Polycom, Inc.*	75,200	2,526,720
Powerwave Technologies, Inc.*^	104,300	698,810
Sirenza Microdevices, Inc.*^	33,200	394,084
Sonus Networks, Inc.*^	213,100	1,815,612
Sycamore Networks, Inc.*	152,400	612,648
Symmetricom, Inc.*^	39,300	330,120
Tekelec*^	43,600	628,712
Utstarcom, Inc.*^	73,800	414,018
ViaSat, Inc.*	19,700	632,370

		31,706,048

Computers & Peripherals (1.2%)
Adaptec, Inc.*^	149,100	568,071
Avid Technology, Inc.*^	35,667	1,260,828
Electronics for Imaging, Inc.*^	39,300	1,109,046
Emulex Corp.*	72,600	1,585,584
Gateway, Inc.*^	292,583	465,207
Hutchinson Technology, Inc.*^	12,500	235,125
Imation Corp.	25,000	921,500
Intermec, Inc.*^	48,500	1,227,535
Intevac, Inc.*^	28,500	605,910
Isilon Systems, Inc.*^	33,300	513,486
Komag, Inc.*^	17,900	570,831
Novatel Wireless, Inc.*	24,000	624,480
Palm, Inc.*^	82,800	1,325,628
Quantum Corp.*	217,600	689,792
Rackable Systems, Inc.*^	16,900	208,884
Rimage Corp.*	10,300	325,377
Stratasys, Inc.*^	11,050	519,129
Synaptics, Inc.*^	28,750	1,028,963

		13,785,376

Electronic Equipment & Instruments (2.4%)
Aeroflex, Inc.*	56,750	804,147
Agilysys, Inc.	29,400	661,500
Anixter International, Inc.*^	23,700	1,782,477
Benchmark Electronics, Inc.*	55,575	1,257,106
Brightpoint, Inc.*^	40,754	561,998
Checkpoint Systems, Inc.*	33,200	838,300
Cogent, Inc.*^	29,200	428,948
Cognex Corp.^	30,300	682,053
Coherent, Inc.*	20,600	628,506
Color Kinetics, Inc.*^	9,300	310,713
CTS Corp.^	20,400	258,264
Daktronics, Inc.^	25,300	543,444
Echelon Corp.*^	29,500	461,085
Electro Scientific Industries, Inc.*^	23,400	486,720
Excel Technology, Inc.*	6,200	173,228
FARO Technologies, Inc.*	11,700	372,762
Flir Systems, Inc.*^	50,800	2,349,500
Insight Enterprises, Inc.*	38,100	859,917
Itron, Inc.*^	25,760	2,007,735
KEMET Corp.*	67,200	473,760
L-1 Identity Solutions, Inc.*^	51,066	1,044,300
Littelfuse, Inc.*	18,500	624,745
LoJack Corp.*^	15,200	338,808
Measurement Specialties, Inc.*^	5,900	139,712
Methode Electronics, Inc.	42,200	660,430
MTS Systems Corp.^	14,200	634,314
Multi-Fineline Electronix, Inc.*^	10,950	187,902
Newport Corp.*^	19,200	297,216
OSI Systems, Inc.*^	8,600	235,210
Park Electrochemical Corp.	16,200	456,516
Plexus Corp.*	34,500	793,155

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
RadiSys Corp.*^	21,850	$270,940
Rofin-Sinar Technologies, Inc.*	12,400	855,600
Rogers Corp.*^	12,500	462,500
Scansource, Inc.*^	21,200	678,188
Smart Modular Technologies WWH, Inc.*	40,100	551,776
SYNNEX Corp.*	23,400	482,274
Technitrol, Inc.	26,900	771,223
TTM Technologies, Inc.*	53,700	698,100
Universal Display Corp.*^	20,500	322,055
X-Rite, Inc.^	23,400	345,618
Zygo Corp.*	23,200	331,528

		27,124,273

Internet Software & Services (2.5%)
24/7 Real Media, Inc.*^	45,200	530,196
Ariba, Inc.*^	62,712	621,476
Bankrate, Inc.*	9,000	431,280
Chordiant Software, Inc.*	26,200	410,292
CMGI, Inc.*^	390,000	760,500
CNET Networks, Inc.*^	121,100	991,809
Cybersource Corp.*	20,600	248,436
DealerTrack Holdings, Inc.*	26,700	983,628
Digital River, Inc.*	30,400	1,375,600
DivX, Inc.*^	22,400	336,000
EarthLink, Inc.*	81,400	608,058
eCollege.com, Inc.*^	334	7,432
Equinix, Inc.*^	26,900	2,460,543
InfoSpace, Inc.^	38,800	900,548
Internap Network Services Corp.*^	30,900	445,578
Internet Capital Group, Inc.*^	19,900	246,760
Interwoven, Inc.*	33,725	473,499
Ipass, Inc.*^	27,000	146,340
j2 Global Communications, Inc.*^	39,500	1,378,550
Knot, Inc.*^	21,900	442,161
Liquidity Services, Inc.*^	16,500	309,870
LoopNet, Inc.*^	32,300	753,559
Marchex, Inc., Class B^	35,700	582,624
NIC, Inc.^	41,400	283,176
Omniture, Inc.*^	36,100	827,412
Online Resources Corp.*^	12,900	141,642
Openwave Systems, Inc.^	76,507	478,934
Perficient, Inc.*	23,500	486,450
RealNetworks, Inc.*	80,700	659,319
S1 Corp.*	39,700	317,203
SAVVIS, Inc.*^	27,600	1,366,476
Sohu.com, Inc.*^	22,000	703,780
SonicWALL, Inc.*	55,600	477,604
Switch & Data Facilities Co., Inc.*	19,500	374,205
TechTarget, Inc.*	22,900	294,265
Terremark Worldwide, Inc.*^	40,710	262,579
Travelzoo, Inc.*^	1,000	26,590
United Online, Inc.	46,050	759,364
ValueClick, Inc.*	79,950	2,355,327
Vignette Corp.*	22,080	423,053
VistaPrint Ltd.*	34,500	1,319,625
Visual Sciences, Inc.*	10,400	160,888
Websense, Inc.*^	35,300	750,125

		27,912,756

IT Services (2.0%)
Authorize.Net Holdings, Inc.*	22,500	402,525
BearingPoint, Inc.*^	161,400	1,179,834
BISYS Group, Inc.*	97,700	1,155,791
CACI International, Inc., Class A*^	23,500	1,147,975
Ciber, Inc.*	43,500	355,830
Covansys Corp.*	22,300	756,639
CSG Systems International, Inc.*	34,200	906,642
eFunds Corp.*	33,300	1,175,157
EnerNOC, Inc.*	8,400	320,292
Euronet Worldwide, Inc.*^	39,000	1,137,240
ExlService Holdings, Inc.*^	18,100	339,194
Forrester Research, Inc.*	14,400	405,072
Gartner, Inc.*	55,189	1,357,097
Gevity HR, Inc.^	19,600	378,868
Global Cash Access Holdings, Inc.*	36,100	578,322
Heartland Payment Systems, Inc.^	20,600	604,198
iGATE Corp.*^	46,800	375,336
Infocrossing, Inc.*^	8,500	156,995
infoUSA, Inc.^	33,900	346,458
Integral Systems, Inc.^	6,600	160,446
Lionbridge Technologies, Inc.*^	9,686	57,051
ManTech International Corp., Class A*	23,700	730,671
MAXIMUS, Inc.^	17,500	759,150
MPS Group, Inc.*	87,067	1,164,086
Ness Technologies, Inc.*^	26,400	343,464
Perot Systems Corp., Class A*	70,100	1,194,504
RightNow Technologies, Inc.*^	21,950	360,199
SAIC, Inc.*^	84,600	1,528,722
Sapient Corp.*^	65,300	504,769
SI International, Inc.*^	8,200	270,764
SRA International, Inc., Class A*^	33,100	836,106
SYKES Enterprises, Inc.*	25,400	482,346
Syntel, Inc.^	12,100	367,719
TNS, Inc.	17,100	246,411
Wright Express Corp.*	31,800	1,089,786

		23,175,659

Semiconductors & Semiconductor Equipment (3.8%)
Actel Corp.*^	25,900	360,269
Advanced Energy Industries, Inc.*	30,400	688,864
AMIS Holdings, Inc.*	56,900	712,388
Amkor Technology, Inc.*	86,300	1,359,225
Anadigics, Inc.*^	58,800	810,852
Applied Micro Circuits Corp.*^	244,300	610,750
Atheros Communications, Inc.*	42,700	1,316,868
ATMI, Inc.*^	28,020	840,600
Axcelis Technologies, Inc.*	129,050	837,534
Brooks Automation, Inc.*	60,702	1,101,741
Cabot Microelectronics Corp.*^	18,600	660,114
Cavium Networks, Inc.*	14,000	316,680
Cirrus Logic, Inc.*	75,300	624,990
Cohu, Inc.	22,200	493,950
Conexant Systems, Inc.*^	362,600	500,388
Credence Systems Corp.*^	38,930	140,148
Cymer, Inc.*	27,800	1,117,560
Diodes, Inc.*^	12,050	503,329
DSP Group, Inc.*	22,800	466,716
Eagle Test Systems, Inc.*^	25,700	412,742
Entegris, Inc.*^	108,535	1,289,396
Exar Corp.*^	27,797	372,480
FEI Co.*	32,644	1,059,624
FormFactor, Inc.*^	35,200	1,348,160
Hittite Microwave Corp.*^	12,700	542,671
IXYS Corp.*^	29,400	245,490
Kulicke & Soffa Industries, Inc.*^	44,700	468,009
Lattice Semiconductor Corp.*	91,900	525,668
LTX Corp.*	85,600	475,936
Mattson Technology, Inc.*^	68,400	663,480
Micrel, Inc.	52,100	662,712
Microsemi Corp.*^	61,772	1,479,439
Microtune, Inc.*^	32,100	167,883
MIPS Technologies, Inc.*^	28,100	246,999
MKS Instruments, Inc.*	40,500	1,121,850

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Monolithic Power Systems, Inc.*^	20,800	$362,960
Netlogic Microsystems, Inc.*^	13,200	420,288
OmniVision Technologies, Inc.*^	44,000	796,840
ON Semiconductor Corp.*^	194,300	2,082,896
PDF Solutions, Inc.*^	13,420	158,759
Pericom Semiconductor Corp.*	23,000	256,680
Photronics, Inc.*	30,100	447,888
PLX Technology, Inc.*^	25,200	281,232
PMC-Sierra, Inc.*^	171,000	1,321,830
RF Micro Devices, Inc.*^	155,500	970,320
Rudolph Technologies, Inc.*	17,306	287,453
Semitool, Inc.*^	22,900	220,069
Semtech Corp.*	57,000	987,810
Sigma Designs, Inc.*^	26,200	683,558
Silicon Image, Inc.*	53,100	455,598
Silicon Storage Technology, Inc.*	104,700	390,531
SiRF Technology Holdings, Inc.*^	42,500	881,450
Skyworks Solutions, Inc.*^	115,000	845,250
Spansion, Inc., Class A*^	72,000	799,200
Standard Microsystems Corp.*^	25,200	865,368
Tessera Technologies, Inc.*	36,400	1,476,020
Trident Microsystems, Inc.*	38,700	710,145
TriQuint Semiconductor, Inc.*	173,921	880,040
Ultratech, Inc.*^	11,000	146,630
Veeco Instruments, Inc.*^	20,100	416,874
Zoran Corp.*	39,700	795,588

		42,486,782

Software (3.6%)
Advent Software, Inc.*^	13,900	452,445
Agile Software Corp.*^	30,000	241,800
Ansoft Corp.*	10,800	318,492
Ansys, Inc.*	62,100	1,645,650
Aspen Technology, Inc.*	74,850	1,047,900
Blackbaud, Inc.	35,198	777,172
Blackboard, Inc.*^	22,900	964,548
Bottomline Technologies, Inc.*	9,900	122,265
Commvault Systems, Inc.*^	27,900	481,833
Concur Technologies, Inc.*^	29,200	667,220
Epicor Software Corp.*^	44,500	661,715
EPIQ Systems, Inc.*^	22,425	362,388
FalconStor Software, Inc.*	36,800	388,240
i2 Technologies, Inc.*^	23,600	439,904
Informatica Corp.*^	61,700	911,309
InterVoice, Inc.*	35,600	296,548
Jack Henry & Associates, Inc.	60,000	1,545,000
JDA Software Group, Inc.*	29,950	587,918
Lawson Software, Inc.*^	104,200	1,030,538
Macrovision Corp.*	37,100	1,115,226
Magma Design Automation, Inc.*	33,600	471,744
Manhattan Associates, Inc.*	20,700	577,737
Mentor Graphics Corp.*	72,000	948,240
Micros Systems, Inc.*	33,500	1,822,400
MicroStrategy, Inc., Class A*	7,000	661,430
Midway Games, Inc.*^	40,700	258,852
MSC.Software Corp.*	35,100	475,254
Net 1 UEPS Technologies, Inc.*^	38,800	937,020
Nuance Communications, Inc.*^	103,800	1,736,574
Opsware, Inc.*^	58,600	557,286
Parametric Technology Corp.*	87,840	1,898,223
Pegasystems, Inc.^	37,800	413,154
Progress Software Corp.*	27,800	883,762
QAD, Inc.	25,700	213,310
Quality Systems, Inc.^	13,600	516,392
Quest Software, Inc.*	55,400	896,926
Radiant Systems, Inc.*^	16,100	213,164
Renaissance Learning, Inc.^	39,700	522,055
Secure Computing Corp.*^	69,075	524,279
Smith Micro Software, Inc.*	22,900	344,874
Solera Holdings, Inc.*^	21,000	406,980
Sonic Solutions, Inc.*^	34,900	440,089
SPSS, Inc.*	14,700	648,858
Sybase, Inc.*	69,233	1,653,976
Synchronoss Technologies, Inc.*^	14,700	431,298
Take-Two Interactive Software, Inc.*^	59,100	1,180,227
THQ, Inc.*	53,525	1,633,583
TIBCO Software, Inc.*	150,900	1,365,645
Transaction Systems Architects, Inc.*^	30,300	1,019,898
Tyler Technologies, Inc.*	35,800	444,278
Ultimate Software Group, Inc.*^	30,400	879,472
Vasco Data Security International, Inc.*^	19,800	450,648
Wind River Systems, Inc.*^	62,300	685,300

		40,171,039

Total Information Technology		206,361,933

Materials (4.7%)
Chemicals (2.1%)
American Vanguard Corp.^	34,200	489,744
Arch Chemicals, Inc.	19,400	681,716
Balchem Corp.^	10,800	196,236
Calgon Carbon Corp.*^	32,200	373,520
CF Industries Holdings, Inc.	46,880	2,807,643
Ferro Corp.	34,600	862,578
Flotek Industries, Inc.*^	7,300	437,635
Georgia Gulf Corp.^	22,000	398,420
H.B. Fuller Co.	43,200	1,291,248
Hercules, Inc.*	89,600	1,760,640
Innospec, Inc.	8,140	481,969
Koppers Holdings, Inc.^	14,000	471,520
Kronos Worldwide, Inc.^	13,847	349,637
LSB Industries, Inc.*^	15,300	327,114
Minerals Technologies, Inc.	19,100	1,278,745
NewMarket Corp.	9,700	469,189
NL Industries, Inc.^	17,400	174,348
Olin Corp.	51,832	1,088,472
OM Group, Inc.*	25,300	1,338,876
Pioneer Cos., Inc.*	6,400	219,968
PolyOne Corp.*^	74,400	534,936
Rockwood Holdings, Inc.*	28,020	1,024,131
Schulman (A.), Inc.	20,400	496,332
Sensient Technologies Corp.	36,600	929,274
Spartech Corp.	23,600	626,580
Stepan Co.	11,500	348,220
Symyx Technologies, Inc.*^	16,272	187,291
Terra Industries, Inc.*	68,200	1,733,644
Tronox, Inc., Class B	21,300	299,265
Valhi, Inc.^	21,700	353,710
W.R. Grace & Co.*^	56,100	1,373,889
Zoltek Cos., Inc.*^	23,600	980,108

		24,386,598

Construction Materials (0.2%)
Headwaters, Inc.*^	35,000	604,450
Texas Industries, Inc.^	23,500	1,842,635
U.S. Concrete, Inc.*^	27,433	238,393

		2,685,478

Containers & Packaging (0.6%)
AEP Industries, Inc.*	9,400	423,094
AptarGroup, Inc.	53,000	1,884,680
Graphic Packaging Corp.*^	71,500	346,060
Greif, Inc., Class A^	24,400	1,454,484
Myers Industries, Inc.	22,400	495,264
Rock-Tenn Co., Class A	26,600	843,752

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Silgan Holdings, Inc.	18,900	$1,044,792

		6,492,126

Metals & Mining (1.4%)
A.M. Castle & Co.^	9,400	337,554
AMCOL International Corp.^	20,500	559,855
Apex Silver Mines Ltd.*	46,900	946,442
Brush Engineered Materials, Inc.*^	19,100	802,009
Century Aluminum Co.*^	19,100	1,043,433
Coeur d’Alene Mines Corp.*^	221,200	794,108
Compass Minerals International, Inc.	22,900	793,714
Haynes International, Inc.*	9,300	785,199
Hecla Mining Co.*	100,600	859,124
Kaiser Aluminum Corp.*	12,100	881,848
Metal Management, Inc.	19,700	868,179
Olympic Steel, Inc.	18,400	527,344
Quanex Corp.	27,050	1,317,335
Royal Gold, Inc.	19,400	461,138
RTI International Metals, Inc.*^	16,300	1,228,531
Ryerson, Inc.^	20,500	771,825
Schnitzer Steel Industries, Inc.	17,650	846,141
Stillwater Mining Co.*	33,500	368,835
Wheeling-Pittsburgh Corp.*^	12,400	235,972
Worthington Industries, Inc.^	54,600	1,182,090

		15,610,676

Paper & Forest Products (0.4%)
Bowater, Inc.^	45,000	1,122,750
Buckeye Technologies, Inc.*	30,400	470,288
Deltic Timber Corp.^	13,800	756,516
Glatfelter^	35,900	487,881
Neenah Paper, Inc.	11,400	470,364
Schweitzer-Mauduit International, Inc.	12,600	390,600
Wausau Paper Corp.	35,600	477,040

		4,175,439

Total Materials		53,350,317

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.2%)
Alaska Communications Systems Group, Inc.^	34,700	549,648
Aruba Networks, Inc.*	18,300	367,830
Cbeyond, Inc.*^	17,200	662,372
Cincinnati Bell, Inc.*	204,200	1,180,276
Cogent Communications Group, Inc.*	40,000	1,194,800
Consolidated Communications Holdings, Inc.	15,800	357,080
CT Communications, Inc.	19,500	594,945
FairPoint Communications, Inc.^	33,400	592,850
General Communication, Inc., Class A*^	41,150	527,131
Global Crossing Ltd.*	19,300	364,384
Globalstar, Inc.*^	37,900	392,265
Golden Telecom, Inc.^	16,040	882,360
IDT Corp., Class B^	39,600	408,672
Iowa Telecommunications Services, Inc.^	25,800	586,434
North Pittsburgh Systems, Inc.^	2,475	52,594
NTELOS Holdings Corp.	22,900	632,956
PAETEC Holding Corp.*^	52,130	588,548
Premiere Global Services, Inc.*^	56,700	738,234
Shenandoah Telecommunications Co.^	1,060	53,880
SureWest Communications^	6,000	163,440
Time Warner Telecom, Inc., Class A*	109,250	2,195,925
Vonage Holdings Corp.*^	136,200	423,582

		13,510,206

Wireless Telecommunication Services (0.3%)
Dobson Communications Corp., Class A*^	112,100	1,245,431
FiberTower Corp.*^	84,600	366,318
InPhonic, Inc.*^	30,500	142,130
iPCS, Inc.^	15,075	510,590
Rural Cellular Corp., Class A*	9,800	429,338
Syniverse Holdings, Inc.*^	2,600	33,436
USA Mobility, Inc.*	18,500	495,060

		3,222,303

Total Telecommunication Services		16,732,509

Utilities (2.6%)
Electric Utilities (1.0%)
Allete, Inc.	20,900	983,345
Cleco Corp.	41,600	1,019,200
El Paso Electric Co.*	37,000	908,720
Empire District Electric Co.^	19,500	436,215
IDACORP, Inc.	31,500	1,009,260
ITC Holdings Corp.	34,050	1,383,451
MGE Energy, Inc.^	17,000	555,390
Otter Tail Corp.^	27,100	869,097
Portland General Electric Co.	22,683	622,422
UIL Holdings Corp.^	17,600	582,560
Unisource Energy Corp.	27,300	897,897
Westar Energy, Inc.	65,717	1,595,609

		10,863,166

Gas Utilities (0.9%)
Cascade Natural Gas Corp.	22,820	602,676
EnergySouth, Inc.^	9,061	462,111
Laclede Group, Inc.^	15,700	500,516
New Jersey Resources Corp.	22,850	1,165,807
Nicor, Inc.^	37,600	1,613,792
Northwest Natural Gas Co.	21,300	983,847
Piedmont Natural Gas Co.^	58,733	1,447,769
South Jersey Industries, Inc.	25,500	902,190
Southwest Gas Corp.	35,600	1,203,636
WGL Holdings, Inc.^	39,500	1,289,280

		10,171,624

Independent Power Producers & Energy Traders (0.0%)
Ormat Technologies, Inc.^	15,800	595,344

Multi-Utilities (0.5%)
Aquila, Inc.*	268,000	1,096,120
Avista Corp.	41,000	883,550
Black Hills Corp.^	26,200	1,041,450
CH Energy Group, Inc.	12,150	546,385
NorthWestern Corp.^	28,697	912,852
PNM Resources, Inc.	62,750	1,743,822

		6,224,179

Water Utilities (0.2%)
American States Water Co.^	10,650	378,820
California Water Service Group^	14,100	528,609
SJW Corp.^	9,460	315,018
Southwest Water Co.^	41,140	525,358

		1,747,805

Total Utilities		29,602,118

Total Common Stocks (99.8%) (Cost $957,107,359)		1,125,181,132

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
4.44%, 8/30/07 (p)	$1,455,000	$1,444,134

Short-Term Investments of Cash Collateral for Securities Loaned (30.2%)
American Honda Finance Corp.
5.38%, 9/11/08 (l)	2,500,000	2,500,000
Amsterdam Funding Corp.
5.35%, 7/2/07	9,995,542	9,995,542
Atlantic Asset Securitization LLC
5.37%, 7/2/07	9,995,525	9,995,525
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	5,000,000	5,000,000
Bank of Montreal/Chicago
5.37%, 3/12/09 (l)	15,000,000	15,000,000
Bear Stearns Cos., Inc.
5.51%, 3/23/09	5,000,000	5,000,000
Beta Finance, Inc.
5.37%, 1/15/08 (l)	11,000,000	11,000,000
Calyon/New York
5.37%, 10/14/08 (l)	9,997,132	9,997,132
Charta LLC
5.37%, 7/2/07	4,997,763	4,997,763
Citigroup Global Markets, Inc.
5.45%, 7/6/07 (l)	20,000,000	20,000,000
Comerica Bank
5.36%, 1/12/09 (l)	5,016,172	5,016,172
5.35%, 6/19/09 (l)	5,000,934	5,000,934
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	11,000,000	11,000,000
Ebbets Funding plc
5.44%, 7/2/07	9,995,467	9,995,467
Five Finance, Inc.
5.38%, 6/19/08 (l)	9,998,080	9,998,080
Goldman Sachs Group, Inc.
5.54%, 12/28/07 (l)	5,000,000	5,000,000
5.50%, 7/29/08 (l)	12,000,000	12,000,000
G.X. Clarke & Co., Repurchase Agreement
5.42%, 7/2/07 (r)	2,000,000	2,000,000
Intesa Funding LLC
5.33%, 7/2/07	9,995,558	9,995,558
KBC Financial Products
5.35%, 7/2/07	9,995,542	9,995,542
Lehman Holdings
5.34%, 4/2/08 (l)	14,005,364	14,005,364
Links Finance LLC
5.37%, 6/22/09 (l)	14,992,500	14,992,500
MBIA Global Funding LLC
5.37%, 9/25/08 (l)	10,000,000	10,000,000
Merrill Lynch Mortgage Capital, Inc.
5.48%, 7/5/07 (l)	16,000,000	16,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
5.40%, 3/26/10 (l)	3,000,000	3,000,000
5.43%, 6/28/10 (l)	2,000,000	2,000,000
Morgan Stanley
5.56%, 7/29/08 (l)	10,000,000	10,000,000
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	4,000,000	4,000,000
New York Life Insurance Co.
5.41%, 9/28/07 (l)	9,000,000	9,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	20,573,029	20,573,029
Park Granada LLC
5.39%, 7/2/07	2,705,784	2,705,784
Sedna Financial, Inc.
5.32%, 7/27/07	9,867,292	9,867,292
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	5,000,000	5,000,000
Tango Finance Corp.
5.38%, 6/25/09 (l)	9,992,750	9,992,750
Total Capital S.A.
5.34%, 7/2/07	9,995,550	9,995,550
Tulip Funding Corp.
5.38%, 7/30/07	4,976,222	4,976,222
Wells Fargo & Co.
5.49%, 6/26/09 (l)	10,000,000	10,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		339,596,206

Total Short-Term Investments (30.3%) (Cost/Amortized Cost $341,039,242)		341,040,340

Total Investments (130.1%) (Cost/Amortized Cost $1,298,146,601)		1,466,221,472
Other Assets Less Liabilities (-30.1%)		(339,278,984)

Net Assets (100%)		$1,126,942,488

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$287,631,034
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$264,128,877

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$214,788,023
Aggregate gross unrealized depreciation	(46,772,746)

Net unrealized appreciation	$168,015,277

Federal income tax cost of investments	$1,298,206,195

At June 30, 2007, the Portfolio had loaned securities with a total value of $330,024,064. This was secured by collateral of $339,596,206 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $66,453, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TCW EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.9%)
Household Durables (2.2%)
Pulte Homes, Inc.	234,280	$5,259,586

Internet & Catalog Retail (8.7%)
Amazon.com, Inc.*	308,465	21,102,091

Total Consumer Discretionary		26,361,677

Consumer Staples (0.9%)
Food & Staples Retailing (0.9%)
Walgreen Co.	49,800	2,168,292

Total Consumer Staples		2,168,292

Energy (7.5%)
Energy Equipment & Services (7.5%)
Schlumberger Ltd.	215,585	18,311,790

Total Energy		18,311,790

Financials (17.0%)
Commercial Banks (4.3%)
Commerce Bancorp, Inc./New Jersey^	284,920	10,539,191

Consumer Finance (1.2%)
SLM Corp.	51,700	2,976,886

Insurance (6.9%)
American International Group, Inc.	34,750	2,433,542
Progressive Corp.	593,740	14,208,198

		16,641,740

Thrifts & Mortgage Finance (4.6%)
Countrywide Financial Corp.	307,800	11,188,530

Total Financials		41,346,347

Health Care (15.5%)
Biotechnology (8.3%)
Cephalon, Inc.*^	48,100	3,866,759
Genentech, Inc.*	111,660	8,448,196
Genzyme Corp.*	120,800	7,779,520

		20,094,475

Health Care Equipment & Supplies (2.7%)
Varian Medical Systems, Inc.*	156,000	6,631,560

Health Care Providers & Services (2.6%)
WellPoint, Inc.*	80,000	6,386,400

Health Care Technology (1.9%)
Cerner Corp.*^	81,945	4,545,489

Total Health Care		37,657,924

Industrials (9.5%)
Air Freight & Logistics (5.8%)
CH Robinson Worldwide, Inc.	145,460	7,639,559
Expeditors International of Washington, Inc.	152,790	6,310,227

		13,949,786

Industrial Conglomerates (3.7%)
General Electric Co.	234,700	8,984,316

Total Industrials		22,934,102

Information Technology (37.3%)
Communications Equipment (6.4%)
QUALCOMM, Inc.	356,340	15,461,593

Computers & Peripherals (5.9%)
Dell, Inc.*	174,400	4,979,120
Network Appliance, Inc.*	319,560	9,331,152

		14,310,272

Internet Software & Services (14.3%)
eBay, Inc.*	314,200	10,110,956
Google, Inc., Class A*	35,710	18,689,900
VeriSign, Inc.*	186,031	5,902,763

		34,703,619

Software (10.7%)
Autodesk, Inc.*	239,295	11,266,009
Salesforce.com, Inc.*^	342,300	14,670,978

		25,936,987

Total Information Technology		90,412,471

Materials (1.5%)
Metals & Mining (1.5%)
Allegheny Technologies, Inc.	33,700	3,534,456

Total Materials		3,534,456

Total Common Stocks (100.1%) (Cost $171,985,013)		242,727,059

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (10.3%)
Anglo Irish Bank Corp. plc
5.38%, 7/27/07	$973,243	973,243
Caixa d’Estalvis i Pensions de Barcelona/Catalonia
5.39%, 7/28/08 (l)	1,600,000	1,600,000
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	1,000,000	1,000,000
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	2,000,000	2,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	18,454,277	18,454,277
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	1,000,000	1,000,000

		25,027,520

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.76%, 7/2/07	11,101	11,101

Total Short-Term Investments (10.3%) (Amortized Cost $25,038,621)		25,038,621

Total Investments (110.4%) (Cost/Amortized Cost $197,023,634)		267,765,680
Other Assets Less Liabilities (-10.4%)		(25,226,543)

Net Assets (100%)		$242,539,137

EQ ADVISORS TRUST

EQ/TCW EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$22,483,487
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$42,996,729

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,560,362
Aggregate gross unrealized depreciation	(3,818,316)

Net unrealized appreciation	$70,742,046

Federal income tax cost of investments	$197,023,634

At June 30, 2007, the Portfolio had loaned securities with a total value of $25,395,097. This was secured by collateral of $25,027,520 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $95,979 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2007, the Portfolio incurred approximately $218 as brokerage commissions with Cowen and Co. LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $117,715,585 of which $57,167,971 expires in the year 2010, $42,657,049 expires in the year 2011, and $17,890,565 expires in the year 2012.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.8%)
Auto Components (0.6%)
NOK Corp.	90,602	$1,913,220

Automobiles (3.2%)
Bayerische Motoren Werke (BMW) AG	60,000	3,898,748
Harley-Davidson, Inc.	30,000	1,788,300
Hyundai Motor Co.	33,000	2,607,566
Peugeot S.A.^	22,000	1,780,003

		10,074,617

Diversified Consumer Services (0.9%)
Apollo Group, Inc., Class A*	50,000	2,921,500

Hotels, Restaurants & Leisure (0.7%)
Accor S.A.	9,200	818,328
Compass Group plc	187,800	1,303,897

		2,122,225

Household Durables (0.9%)
Koninklijke Philips Electronics N.V.	65,000	2,776,467

Internet & Catalog Retail (0.6%)
Expedia, Inc.*	60,000	1,757,400

Leisure Equipment & Products (1.3%)
Eastman Kodak Co.^	110,000	3,061,300
FujiFilm Holdings Corp.	25,000	1,118,782

		4,180,082

Media (11.6%)
British Sky Broadcasting Group plc	90,000	1,156,665
Comcast Corp., Class A*	20,000	562,400
Comcast Corp., Special Class A*	100,000	2,796,000
DIRECTV Group, Inc.*	28,500	658,635
Interpublic Group of Cos., Inc.*^	250,000	2,850,000
Mediaset S.p.A.	200,000	2,072,132
News Corp., Class A	300,000	6,363,000
Pearson plc	60,000	1,015,697
Reed Elsevier N.V	200,000	3,827,557
Time Warner, Inc.	300,000	6,312,000
Viacom, Inc., Class B*	90,000	3,746,700
Vivendi S.A.	110,000	4,750,745

		36,111,531

Specialty Retail (1.0%)
Chico’s FAS, Inc.*	50,000	1,217,000
Kingfisher plc	400,000	1,819,339

		3,036,339

Total Consumer Discretionary		64,893,381

Consumer Staples (0.6%)
Food Products (0.6%)
Nestle S.A. (Registered)	5,000	1,907,491

Total Consumer Staples		1,907,491

Energy (6.5%)
Oil, Gas & Consumable Fuels (6.5%)
BP plc	450,000	5,448,979
El Paso Corp.	150,000	2,584,500
ENI S.p.A.^	50,000	1,820,390
Repsol YPF S.A.^	30,500	1,207,447
Royal Dutch Shell plc, Class B	130,000	5,437,734
Total S.A.	45,000	3,670,151

Total Energy		20,169,201

Financials (24.5%)
Capital Markets (1.8%)
Bank of New York Co., Inc.*	25,000	1,036,000
Nomura Holdings, Inc.	50,000	974,619
UBS AG (Registered)	60,000	3,615,227

		5,625,846

Commercial Banks (13.2%)
Commerzbank AG	30,000	1,441,018
HSBC Holdings plc^	299,728	5,462,354
Intesa Sanpaolo S.p.A.	825,000	6,174,777
Kookmin Bank (ADR)	50,000	4,386,000
Mega Financial Holding Co., Ltd.	3,000,000	2,030,974
Mitsubishi UFJ Financial Group, Inc.	400	4,418,274
Royal Bank of Scotland Group plc	400,000	5,084,509
Shinsei Bank Ltd.	300,000	1,213,401
Sumitomo Mitsui Financial Group, Inc.	500	4,670,051
UniCredito Italiano S.p.A	700,000	6,281,362

		41,162,720

Diversified Financial Services (2.0%)
ING Groep N.V. (CVA)	140,000	6,213,148

Insurance (7.2%)
ACE Ltd.	22,000	1,375,440
American International Group, Inc.	90,000	6,302,700
Aviva plc	300,000	4,479,067
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	12,000	2,211,916
Old Mutual plc	800,000	2,713,345
Standard Life plc	200,000	1,326,350
Torchmark Corp.	40,000	2,680,000
Willis Group Holdings Ltd.^	26,700	1,176,402

		22,265,220

Real Estate Management & Development (0.3%)
Cheung Kong Holdings Ltd.	41,000	536,935
Swire Pacific Ltd., Class A	33,500	372,308

		909,243

Total Financials		76,176,177

Health Care (11.8%)
Biotechnology (1.6%)
Amgen, Inc.*	90,000	4,976,100

Health Care Equipment & Supplies (1.0%)
Boston Scientific Corp.*	200,000	3,068,000

Health Care Providers & Services (1.0%)
Quest Diagnostics, Inc.	60,000	3,099,000

Pharmaceuticals (8.2%)
Bristol-Myers Squibb Co.	27,300	861,588
GlaxoSmithKline plc	200,000	5,241,141
Merck & Co., Inc.	64,000	3,187,200
Novartis AG (Registered)	80,000	4,519,034
Pfizer, Inc.	240,000	6,136,800
Sanofi-Aventis^	55,000	4,473,829
Takeda Pharmaceutical Co., Ltd.	20,000	1,292,995

		25,712,587

Total Health Care		36,855,687

Industrials (11.3%)
Aerospace & Defense (0.4%)
Rolls-Royce Group plc	100,000	1,081,362
Rolls-Royce Group plc, Class B	667,940	1,368

		1,082,730

Air Freight & Logistics (3.6%)
Deutsche Post AG (Registered)	140,000	4,553,276
FedEx Corp.	35,000	3,883,950
United Parcel Service, Inc., Class B	40,000	2,920,000

		11,357,226

Commercial Services & Supplies (1.2%)
Pitney Bowes, Inc.	80,000	3,745,600

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (5.7%)
General Electric Co.	150,000	$5,742,000
Siemens AG (Registered)	42,000	6,057,961
Tyco International Ltd.*	180,000	6,082,200

		17,882,161

Machinery (0.4%)
Ebara Corp.	250,000	1,149,239

Total Industrials		35,216,956

Information Technology (9.9%)
Computers & Peripherals (1.9%)
Seagate Technology	275,000	5,986,750

IT Services (1.5%)
Accenture Ltd., Class A	60,000	2,573,400
Electronic Data Systems Corp.	70,000	1,941,100

		4,514,500

Office Electronics (0.3%)
Konica Minolta Holdings, Inc.	60,000	886,416

Semiconductors & Semiconductor Equipment (2.1%)
Infineon Technologies AG*	51,600	859,706
Samsung Electronics Co., Ltd. (GDR) (Chi-X Exchange) (b)	8,000	2,476,000
Samsung Electronics Co., Ltd. (GDR) (Frankfurt Exchange)^(b)	4,000	1,225,241
Samsung Electronics Co., Ltd. (GDR) (Over the Counter) (b)	6,000	1,837,861

		6,398,808

Software (4.1%)
Cadence Design Systems, Inc.*	50,000	1,098,000
Microsoft Corp.	220,000	6,483,400
Oracle Corp.*	270,000	5,321,700

		12,903,100

Total Information Technology		30,689,574

Materials (2.0%)
Paper & Forest Products (2.0%)
International Paper Co.^	40,000	1,562,000
Stora Enso Oyj, Class R	75,000	1,419,092
Svenska Cellulosa AB, Class B	125,000	2,101,854
UPM-Kymmene Oyj	50,000	1,238,407

Total Materials		6,321,353

Telecommunication Services (5.9%)
Diversified Telecommunication Services (2.0%)
France Telecom S.A.	100,000	2,761,038
Singapore Telecommunications Ltd.^	1,500,000	3,331,700

		6,092,738

Wireless Telecommunication Services (3.9%)
SK Telecom Co., Ltd. (ADR)^	100,000	2,735,000
Sprint Nextel Corp.	250,000	5,177,500
Vodafone Group plc	1,302,497	4,388,883

		12,301,383

Total Telecommunication Services		18,394,121

Total Common Stocks (93.3%) (Cost $277,713,005)		290,623,941

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (5.6%)
Federal Home Loan Bank
4.80%, 7/2/07 (o)(p)	$10,000,000	9,997,333
U.S. Treasury Bills
4.53%, 7/12/07^(p)	7,500,000	7,488,696

Total Government Securities		17,486,029

Short-Term Investments of Cash Collateral for Securities Loaned (7.9%)
Goldman Sachs Group, Inc.
5.50%, 7/29/08 (l)	1,000,000	1,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	23,665,381	23,665,381

Total Short-Term Investments of Cash Collateral for Securities Loaned		24,665,381

Time Deposits (4.3%)
Dresdner Bank
5.34%, 7/2/07 (p)	13,000,000	13,000,000
JPMorgan Chase Nassau
4.76%, 7/2/07	371,371	371,371

Total Time Deposits		13,371,371

Total Short-Term Investments (17.8%) (Cost/Amortized Cost $55,524,533)		55,522,781

Total Investments (111.1%) (Cost/Amortized Cost $333,237,538)		346,146,722
Other Assets Less Liabilities (-11.1%)		(34,633,481)

Net Assets (100%)		$311,513,241

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(b)	Illiquid security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2007.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR	— American Depositary Receipt
CVA	— Dutch Certification
GDR	— Global Depositary Receipt

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$216,287,923
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$6,441,563
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,564,078
Aggregate gross unrealized depreciation	(3,655,052)

Net unrealized appreciation	$12,909,026

Federal income tax cost of investments	$333,237,696

At June 30, 2007, the Portfolio had loaned securities with a total value of $26,437,204. This was secured by collateral of $24,665,381 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $2,574,098 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2007, the Portfolio incurred approximately $1,180 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $432 which expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.6%)
Auto Components (3.4%)
BorgWarner, Inc.	33,500	$2,882,340
Johnson Controls, Inc.	43,900	5,082,303

		7,964,643

Automobiles (0.7%)
Harley-Davidson, Inc.	27,900	1,663,119

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	74,000	3,608,980

Household Durables (0.9%)
Fortune Brands, Inc.	25,800	2,125,146

Internet & Catalog Retail (1.0%)
Amazon.com, Inc.*	35,600	2,435,396

Media (4.6%)
McGraw-Hill Cos., Inc.	22,700	1,545,416
News Corp., Class A	105,000	2,227,050
Omnicom Group, Inc.	51,800	2,741,256
R.H. Donnelley Corp.*^	29,611	2,243,921
Viacom, Inc., Class B*	47,500	1,977,425

		10,735,068

Multiline Retail (0.8%)
Target Corp.	29,400	1,869,840

Specialty Retail (2.0%)
Chico’s FAS, Inc.*^	57,100	1,389,814
Home Depot, Inc.	82,500	3,246,375

		4,636,189

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.*	28,000	1,326,920

Total Consumer Discretionary		36,365,301

Consumer Staples (4.1%)
Beverages (1.5%)
Anheuser-Busch Cos., Inc.	30,400	1,585,664
Constellation Brands, Inc., Class A*^	78,000	1,893,840

		3,479,504

Food & Staples Retailing (2.6%)
Costco Wholesale Corp.	56,100	3,282,972
Sysco Corp.	84,300	2,781,057

		6,064,029

Total Consumer Staples		9,543,533

Energy (5.7%)
Energy Equipment & Services (3.3%)
ENSCO International, Inc.	40,000	2,440,400
GlobalSantaFe Corp.	37,300	2,694,925
Halliburton Co.	76,500	2,639,250

		7,774,575

Oil, Gas & Consumable Fuels (2.4%)
Chevron Corp.	18,300	1,541,592
EOG Resources, Inc	27,300	1,994,538
Exxon Mobil Corp.	24,600	2,063,448

		5,599,578

Total Energy		13,374,153

Financials (20.9%)
Capital Markets (5.6%)
Mellon Financial Corp.^	108,500	4,774,000
Morgan Stanley	100,000	8,388,000

		13,162,000

Commercial Banks (6.2%)
City National Corp./California^	14,400	1,095,696
Fifth Third Bancorp.	86,400	3,436,128
PNC Financial Services Group, Inc.	37,700	2,698,566
Wells Fargo & Co	208,700	7,339,979

		14,570,369

Diversified Financial Services (5.6%)
Citigroup, Inc.	170,300	8,734,687
JPMorgan Chase & Co.	86,800	4,205,460

		12,940,147

Insurance (2.5%)
Aflac, Inc.	27,800	1,428,920
Allstate Corp.	34,000	2,091,340
Hartford Financial Services Group, Inc	23,400	2,305,134

		5,825,394

Thrifts & Mortgage Finance (1.0%)
Freddie Mac	38,100	2,312,670

Total Financials		48,810,580

Health Care (14.7%)
Biotechnology (2.7%)
Amgen, Inc.*	14,300	790,647
Cephalon, Inc.*^	12,700	1,020,953
Genzyme Corp.*	59,200	3,812,480
Millennium Pharmaceuticals, Inc.*^	66,400	701,848

		6,325,928

Health Care Equipment & Supplies (1.0%)
Medtronic, Inc.	44,000	2,281,840

Health Care Providers & Services (2.3%)
Medco Health Solutions, Inc.*	34,800	2,714,052
UnitedHealth Group, Inc.	50,200	2,567,228

		5,281,280

Pharmaceuticals (8.7%)
Allergan, Inc.	84,800	4,887,872
Bristol-Myers Squibb Co.	86,600	2,733,096
Johnson & Johnson	45,700	2,816,034
Merck & Co., Inc.	81,300	4,048,740
Wyeth	104,400	5,986,296

		20,472,038

Total Health Care		34,361,086

Industrials (11.3%)
Aerospace & Defense (0.5%)
Northrop Grumman Corp.	14,600	1,136,902

Air Freight & Logistics (1.7%)
FedEx Corp.	35,300	3,917,241

Building Products (1.8%)
Masco Corp.	143,900	4,096,833

Industrial Conglomerates (2.5%)
General Electric Co.	152,700	5,845,356

Machinery (2.9%)
Illinois Tool Works, Inc.	81,000	4,389,390
PACCAR, Inc.	28,600	2,489,344

		6,878,734

Road & Rail (1.9%)
Burlington Northern Santa Fe Corp.	53,300	4,537,962

Total Industrials		26,413,028

Information Technology (15.0%)
Computers & Peripherals (1.0%)
Dell, Inc.*	84,300	2,406,765

Internet Software & Services (1.0%)
Yahoo!, Inc.*	87,800	2,382,014

Semiconductors & Semiconductor Equipment (6.2%)
Analog Devices, Inc.	111,900	4,211,916
Intel Corp.	259,000	6,153,840

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Linear Technology Corp.^	50,600	$1,830,708
Xilinx, Inc.	87,200	2,334,344

		14,530,808

Software (6.8%)
BEA Systems, Inc.*	112,300	1,537,387
Citrix Systems, Inc.*	52,700	1,774,409
Intuit, Inc.*	47,500	1,428,800
McAfee, Inc.*.	6,100	214,720
Microsoft Corp.	232,000	6,837,040
Red Hat, Inc.*^	33,700	750,836
Symantec Corp.*	160,834	3,248,847

		15,792,039

Total Information Technology		35,111,626

Telecommunication Services (3.5%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	86,100	3,573,150

Wireless Telecommunication Services (2.0%)
Sprint Nextel Corp.	222,234	4,602,466

Total Telecommunication Services		8,175,616

Utilities (5.5%)
Electric Utilities (4.0%)
American Electric Power Co., Inc.	43,300	1,950,232
Exelon Corp.	87,800	6,374,280
Northeast Utilities	6,300	178,668
Pepco Holdings, Inc.^	33,800	953,160

		9,456,340

Multi-Utilities (1.5%)
NiSource, Inc.	51,700	1,070,707
Sempra Energy	41,100	2,434,353

		3,505,060

Total Utilities		12,961,400

Total Common Stocks (96.3%) (Cost $182,478,760)		225,116,323

INVESTMENT COMPANY:
Exchange Traded Fund (2.9%)
S&P 500 Depositary Receipts^ (Cost $6,711,554)	45,100	6,784,393

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (9.5%)
CDC Financial Products, Inc.
5.43%, 8/29/07 (l)	$450,000	450,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	21,140,476	21,140,476
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	500,000	500,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		22,090,476

Time Deposit (0.6%)
JPMorgan Chase Nassau
4.76%, 7/2/07	1,492,536	1,492,536

Total Short-Term Investments (10.1%) (Amortized Cost $23,583,012)		23,583,012

Total Investments (109.3%) (Cost/Amortized Cost $212,773,326)		255,483,728
Other Assets Less Liabilities (-9.3%)		(21,763,984)

Net Assets (100%)		$233,719,744

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$39,738,128
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$28,017,836

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,291,986
Aggregate gross unrealized depreciation	(1,581,584)

Net unrealized appreciation	$42,710,402

Federal income tax cost of investments	$212,773,326

At June 30, 2007, the Portfolio had loaned securities with a total value of $21,649,821. This was secured by collateral of $22,090,476 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2007, the Portfolio incurred approximately $616 as brokerage commissions with UBS AG and $138 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $21,271,741 of which $4,623,406 expires in the year 2010, $16,648,335 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.1%)
Internet & Catalog Retail (1.2%)
Liberty Media Corp., Interactive, Class A*	189,275	$4,226,511

Media (11.1%)
Clear Channel Communications, Inc.	40,299	1,524,108
Comcast Corp., Class A*	366,650	10,310,198
Gannett Co., Inc.	19,100	1,049,545
Liberty Media Corp., Capital Series, Class A*	35,555	4,184,113
News Corp., Class B^	132,900	3,048,726
Time Warner, Inc.	477,500	10,046,600
Viacom, Inc., Class B*	215,000	8,950,450

		39,113,740

Specialty Retail (0.8%)
Home Depot, Inc.	35,400	1,392,990
Lowe’s Cos., Inc.	50,500	1,549,845

		2,942,835

Total Consumer Discretionary		46,283,086

Consumer Staples (16.5%)
Beverages (3.8%)
Anheuser-Busch Cos., Inc.	47,300	2,467,168
Coca-Cola Co.	211,100	11,042,641

		13,509,809

Food & Staples Retailing (3.8%)
CVS Caremark Corp.	133,700	4,873,365
Wal-Mart Stores, Inc.	173,500	8,347,085

		13,220,450

Food Products (5.5%)
Cadbury Schweppes plc (ADR)	122,200	6,635,460
Kraft Foods, Inc., Class A	180,836	6,374,469
Unilever N.V. (N.Y. Shares)	211,100	6,548,322

		19,558,251

Household Products (2.1%)
Kimberly-Clark Corp.	75,500	5,050,195
Procter & Gamble Co.	36,000	2,202,840

		7,253,035

Tobacco (1.3%)
Altria Group, Inc.	67,500	4,734,450

Total Consumer Staples		58,275,995

Financials (24.7%)
Capital Markets (3.0%)
Bank of New York Co., Inc.*	150,400	6,232,576
Bear Stearns Cos., Inc.	8,700	1,218,000
Merrill Lynch & Co., Inc.	37,100	3,100,818

		10,551,394

Commercial Banks (4.6%)
Barclays plc (ADR)	9,700	541,163
PNC Financial Services Group, Inc.	6,300	450,954
U.S. Bancorp	47,200	1,555,240
Wachovia Corp.	176,000	9,020,000
Wells Fargo & Co.	135,300	4,758,501

		16,325,858

Diversified Financial Services (8.7%)
Bank of America Corp.	215,300	10,526,017
Citigroup, Inc.	277,700	14,243,233
JPMorgan Chase & Co.	122,600	5,939,970

		30,709,220

Insurance (6.3%)
Aflac, Inc.	41,500	2,133,100
American International Group, Inc.	61,600	4,313,848
Berkshire Hathaway, Inc., Class B*	300	1,081,500
Chubb Corp.	132,380	7,167,053
Genworth Financial, Inc., Class A	32,300	1,111,120
Hartford Financial Services Group, Inc.	14,300	1,408,693
MBIA, Inc.	3,300	205,326
MetLife, Inc.	40,800	2,630,784
Travelers Cos., Inc.	41,000	2,193,500

		22,244,924

Thrifts & Mortgage Finance (2.1%)
Fannie Mae	38,100	2,489,073
Freddie Mac	78,100	4,740,670

		7,229,743

Total Financials		87,061,139

Health Care (18.2%)
Health Care Equipment & Supplies (0.6%)
Boston Scientific Corp.*	133,200	2,043,288

Health Care Providers & Services (1.3%)
Cardinal Health, Inc.	66,400	4,690,496

Pharmaceuticals (16.3%)
Abbott Laboratories	93,600	5,012,280
Bristol-Myers Squibb Co.	351,500	11,093,340
Eli Lilly & Co.	134,200	7,499,096
GlaxoSmithKline plc (ADR)^	102,400	5,362,688
Pfizer, Inc.	242,500	6,200,725
Roche Holding AG (ADR)	35,800	3,179,040
Sanofi-Aventis (ADR)^	51,100	2,057,797
Schering-Plough Corp.	191,100	5,817,084
Wyeth	193,900	11,118,226

		57,340,276

Total Health Care		64,074,060

Industrials (2.0%)
Airlines (0.7%)
Southwest Airlines Co.	154,900	2,309,559

Industrial Conglomerates (1.3%)
General Electric Co.	123,700	4,735,236

Total Industrials		7,044,795

Information Technology (6.7%)
Communications Equipment (0.6%)
Cisco Systems, Inc.*	32,900	916,265
Telefonaktiebolaget LM Ericsson (Sponsored ADR)	30,400	1,212,656

		2,128,921

Computers & Peripherals (3.2%)
Dell, Inc.*	181,700	5,187,535
Hewlett-Packard Co.	38,000	1,695,560
International Business Machines Corp.	40,100	4,220,525

		11,103,620

IT Services (0.7%)
First Data Corp.	35,600	1,163,052
Western Union Co.	56,600	1,178,978

		2,342,030

Semiconductors & Semiconductor Equipment (1.5%)
ASML Holding N.V. (N.Y. Shares)*	9,000	247,050
Intel Corp.	110,500	2,625,480
KLA-Tencor Corp.	18,000	989,100
Texas Instruments, Inc.	42,000	1,580,460

		5,442,090

Software (0.7%)
McAfee, Inc.*	700	24,640

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Microsoft Corp.	80,300	$2,366,441

		2,391,081

Total Information Technology		23,407,742

Materials (7.7%)
Chemicals (2.9%)
E.I. du Pont de Nemours & Co.	155,200	7,890,368
Rohm & Haas Co.^	45,400	2,482,472

		10,372,840

Metals & Mining (1.7%)
Alcoa, Inc.	150,100	6,083,553

Paper & Forest Products (3.1%)
International Paper Co.^	274,645	10,724,887

Total Materials		27,181,280

Telecommunication Services (4.2%)
Diversified Telecommunication Services (4.2%)
AT&T, Inc.	127,500	5,291,250
Verizon Communications, Inc.	229,100	9,432,047

Total Telecommunication Services		14,723,297

Total Common Stocks (93.1%) (Cost $290,738,364)		328,051,394

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (7.0%)
Federal Home Loan Bank
4.80%, 7/2/07 (o)(p)	$24,600,000	24,593,440

Short-Term Investments of Cash Collateral for Securities Loaned (3.7%)
CDC Financial Products, Inc.
5.43%, 8/29/07 (l)	500,000	500,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	12,234,829	12,234,829
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	500,000	500,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		13,234,829

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.76%, 7/2/07	18,808	18,808

Total Short-Term Investments (10.7%) (Cost/Amortized Cost $37,850,357)		37,847,077

Total Investments (103.8%) (Cost/Amortized Cost $328,588,721)		365,898,471
Other Assets Less Liabilities (-3.8%)		(13,341,807)

Net Assets (100%)		$352,556,664

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2007.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$82,444,058
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$34,519,210
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$38,613,310
Aggregate gross unrealized depreciation	(1,484,913)

Net unrealized appreciation	$37,128,397

Federal income tax cost of investments	$328,770,074

At June 30, 2007, the Portfolio had loaned securities with a total value of $13,009,757. This was secured by collateral of $13,234,829 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2007, the Portfolio incurred approximately $1,493 as brokerage commissions with Morgan Stanley & Co., Inc., and $200 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.4%)
Banco Macro S.A. (ADR)	328,000	$10,781,360

Austria (0.9%)
Erste Bank der Oesterreichischen Sparkassen AG	161,431	12,628,652
Raiffeisen International Bank Holding AG	87,830	13,991,412

		26,620,064

Bermuda (0.8%)
Central European Media Enterprises Ltd.*	238,600	23,282,588

Brazil (12.7%)
All America Latina Logistica S.A.	1,310,569	17,841,131
Banco Bradesco S.A. (ADR)	459,069	11,068,154
Banco Itau Holding Financeira S.A. (ADR)	683,208	30,361,763
Banco Itau Holding Financeira S.A. (Preference)	198,847	8,829,054
Cia Energetica de Minas Gerais (ADR)	1,437,458	30,330,364
Cia Vale do Rio Doce (Preference ADR)	10,628	397,517
Cia Vale do Rio Doce (Sponsored ADR)	2,692,047	101,490,172
Cyrela Brazil Realty S.A.	1,024,160	12,710,415
Gafisa S.A. (ADR)*	125,400	3,912,480
Gerdau S.A. (Preference)	221,525	5,689,139
Gerdau S.A. (Sponsored ADR)	632,982	16,280,297
Investimentos Itau S.A. (Preference)	2,527,060	15,707,335
Lojas Arapua S.A. (Preference)*† (b)	1,248,000	—
NET Servicos de Comunicacao S.A.*	826,156	13,640,782
Petroleo Brasileiro S.A. (Preference)	284,864	7,605,234
Petroleo Brasileiro S.A. (Sponsored ADR)	233,237	24,881,723
Tam S.A. (Sponsored ADR)	623,447	20,636,096
Unibanco-Uniao de Bancos Brasileiros S.A.	187,686	2,126,913
Unibanco-Uniao de Bancos Brasileiros S.A. (GDR)	352,055	39,736,448
Usinas Siderurgicas de Minas Gerais S.A.	153,112	10,088,406
Usinas Siderurgicas de Minas Gerais S.A. (Preference ADR)	113,959	6,492,532

		379,825,955

China (9.5%)
Air China Ltd., Class H^	21,492,000	16,409,254
Bank of China Ltd., Class H*^	44,383,000	22,023,486
China Coal Energy Co.*^	23,213,000	34,793,375
China Communications Construction Co., Ltd., Class H^	11,557,000	20,692,398
China Construction Bank Corp., Class H^ (b)	78,103,000	53,738,764
China Life Insurance Co., Ltd., Class H	464,000	1,667,485
China Merchants Bank Co., Ltd., Class H	4,719,000	14,363,643
China Shipping Development Co., Ltd., Class H^	8,864,000	20,495,846
Dongfeng Motor Group Co., Ltd., Class H^	28,277,000	15,044,035
Harbin Power Equipment Co., Ltd., Class H^	11,059,000	16,717,488
Maanshan Iron & Steel Co., Ltd., Class H^	21,639,000	16,881,254
PetroChina Co., Ltd., Class H^	11,634,000	17,140,332
PICC Property & Casualty Co., Ltd., Class H*^	21,186,000	17,259,415
Ping An Insurance Group Co. of China Ltd., Class H^§	2,478,000	17,509,400

		284,736,175

Czech Republic (0.9%)
CEZ A/S	270,666	13,961,574
Zentiva N.V.*	190,924	12,957,341

		26,918,915

Egypt (0.9%)
El Sewedy Cables Holding Co.*	666,611	9,580,228
Orascom Telecom Holding SAE	219,500	2,802,120
Orascom Telecom Holding SAE (GDR)	207,362	13,416,321

		25,798,669

Hong Kong (4.8%)
China Mobile Ltd.^	4,427,000	47,530,009
China Power International Development Ltd.	19,478,000	10,636,774
China Resources Power Holdings Co.	8,002,000	19,096,240
CNOOC Ltd.	15,492,000	17,554,113
Cosco Pacific Ltd.	5,798,000	15,200,916
GOME Electrical Appliances Holdings Ltd.^	12,571,000	19,260,356
Moulin Global Eyecare Holdings Ltd.*†	1,136,000	—
Shenzhen Investment Ltd.	18,347,000	13,890,710

		143,169,118

Hungary (1.4%)
OTP Bank Nyrt.	701,017	40,715,723

India (9.4%)
Aban Offshore Ltd.	172,800	12,769,710
ABB Ltd.	799,450	21,491,172
Bharat Heavy Electricals Ltd.	562,188	21,239,671
Bharti Airtel Ltd.*	1,631,300	33,669,182
Cipla Ltd.	781,100	3,994,251
Container Corp. of India	137,942	7,911,883
Deccan Chronicle Holdings Ltd.	2,107,552	12,492,572
Glenmark Pharmaceuticals Ltd.	713,820	11,523,182
GVK Power & Infrastructure Ltd.	569,850	6,811,461
HCL Technologies Ltd.	1,784,300	15,077,017
HDFC Bank Ltd.	444,500	12,522,549
ICICI Bank Ltd.	486,200	11,678,595
ICICI Bank Ltd. (ADR)	232,200	11,412,630
Infosys Technologies Ltd.	709,960	33,645,703
Infosys Technologies Ltd. (ADR)	106,100	5,345,318
ITC Ltd.	1,000,600	3,802,796
ITC Ltd. (GDR)	160,547	604,459
Maruti Udyog Ltd.	553,000	10,109,691
Reliance Communications Ltd.*	854,000	10,856,217
Reliance Industries Ltd.	465,200	19,434,857
UTI Bank Ltd.	897,937	13,357,102

		279,750,018

Indonesia (2.8%)
PT Astra International Tbk	6,864,400	12,839,885
PT Bank Central Asia Tbk	14,554,000	8,779,115
PT Bank Mandiri Persero Tbk	13,394,000	4,632,679
PT Bank Rakyat Indonesia	15,130,500	9,629,261

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
PT Indocement Tunggal Prakarsa Tbk	44,500	$30,783
PT Indofood Sukses Makmur Tbk	23,200,000	5,199,779
PT International Nickel Indonesia Tbk	2,351,000	14,441,671
PT Tambang Batubara Bukit Asam Tbk	14,710,500	10,664,502
PT Telekomunikasi Indonesia Tbk	9,388,500	10,235,387
PT United Tractors Tbk	9,206,500	8,406,599

		84,859,661

Luxembourg (0.5%)
Tenaris S.A. (ADR)	320,747	15,703,773

Malaysia (0.8%)
IOI Corp. Bhd	7,425,000	11,183,201
Kuala Lumpur Kepong Bhd	1,752,000	6,546,213
Public Bank Bhd	1,843,000	5,311,470
YTL Corp. Bhd	671,000	1,603,403

		24,644,287

Mexico (8.7%)
America Movil S.A.B. de C.V., Series L (ADR)	1,382,072	85,591,719
Cemex S.A.B. de C.V. (Sponsored ADR)*	1,228,710	45,339,399
Corp GEO S.A.B. de C.V.*	2,314,481	12,714,810
Grupo Financiero Banorte S.A.B. de C.V.	3,666,400	16,792,102
Grupo Televisa S.A. (ADR)	1,640,187	45,285,563
Urbi Desarrollos Urbanos S.A. de C.V.*	1,949,500	8,977,426
Wal-Mart de Mexico S.A.B. de C.V., Series C (ADR)	72,197	2,742,858
Wal-Mart de Mexico S.A.B. de C.V., Series V	11,407,483	43,292,155

		260,736,032

Morocco (0.4%)
Douja Promotion Groupe Addoha S.A.*	31,000	10,419,538

Oman (0.5%)
Bank Muscat SAOG (GDR)	1,065,811	15,241,097

Philippines (0.4%)
Ayala Corp.	576,804	6,796,934
Philippine Long Distance Telephone Co.	103,050	5,904,486

		12,701,420

Poland (4.5%)
Bank Handlowy w Warszawie S.A.	407,302	18,270,235
Bank Millennium S.A.	4,719,083	21,964,189
Bank Pekao S.A.	321,368	29,742,094
Bank Zachodni WBK S.A.	150,776	15,690,898
Budimex S.A.*	112,704	5,055,533
KGHM Polska Miedz S.A.	254,091	9,802,014
Multimedia Polska S.A.*	1,372,790	5,803,192
PBG S.A.*	33,709	4,572,516
Polimex Mostostal S.A.	44,617	4,483,075
TVN S.A.	2,387,673	19,364,258

		134,748,004

Russia (11.7%)
CTC Media, Inc.*	1,089,649	29,573,074
Evraz Group S.A. (GDR) (m)	524,753	21,541,111
Gazprom OAO (ADR) (m)	248,500	10,412,150
Gazprom OAO (Sponsored ADR)	904,676	37,770,223
LUKOIL (ADR)	411,931	31,203,773
Mechel (ADR)	409,283	14,951,108
MMC Norilsk Nickel (ADR)	187,350	41,432,452
Sberbank RF (GDR)*^ (b)	51,113	24,874,475
Sberbank RF, Class S	11,558	45,076,200
TMK OAO (GDR)^(m)(b)	190,359	6,946,200
TMK OAO (GDR) (b)	447,505	16,199,681
Unified Energy System (GDR)*	260,426	35,287,723
Wimm-Bill-Dann Foods OJSC (ADR)	310,996	32,346,694

		347,614,864

South Africa (6.4%)
Allied Electronics Corp., Ltd. (Preference)	2,192,759	15,125,151
Aveng Ltd.	49,700	351,258
Barloworld Ltd.	577,673	16,102,098
Group Five Ltd.	1,518,400	11,687,437
Massmart Holdings Ltd.	1,710,155	20,882,402
Mittal Steel South Africa Ltd.	931,500	16,791,383
Mr Price Group Ltd.	3,486,600	13,423,472
MTN Group Ltd.	3,947,600	53,844,873
Murray & Roberts Holdings Ltd.	1,453,012	13,157,802
Naspers Ltd., Class N	795,474	20,484,792
Sanlam Ltd.	6,840	21,766
Woolworths Holdings Ltd.	3,255,600	9,857,777

		191,730,211

South Korea (11.9%)
Amorepacific Corp.	16,714	13,243,111
Cheil Communications, Inc.	35,059	10,796,434
Cheil Industries, Inc.	234,840	11,286,352
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	128,970	7,301,111
Doosan Infracore Co., Ltd.	396,070	13,290,220
GS Engineering & Construction Corp.	159,930	19,128,933
Honam Petrochemical Corp.	4,962	495,743
Hyundai Engineering & Construction Co., Ltd.*	145,690	10,660,436
Hyundai Heavy Industries Co., Ltd.	84,292	31,477,772
Hyundai Mipo Dockyard Co., Ltd.	97,526	27,130,142
Kookmin Bank	108,953	9,564,419
Korea Exchange Bank	879,170	13,085,011
LG Chem Ltd.	96,477	8,155,928
LG Electronics, Inc.	229,970	19,017,923
LG Petrochemical Co., Ltd.	33,920	1,323,609
LG.Philips LCD Co., Ltd.*	300,520	13,369,456
NHN Corp.*	121,145	22,095,505
Orion Corp.	46,865	14,000,909
Samsung Electronics Co., Ltd.	13,235	8,108,470
Samsung Electronics Co., Ltd. (Preference)	20,528	9,610,175
Samsung Fire & Marine Insurance Co., Ltd.	66,990	12,907,095
Shinhan Financial Group Co., Ltd.	541,250	32,925,529
Shinsegae Co., Ltd.	22,421	14,609,993
SSCP Co., Ltd.*	169,297	5,405,923
Woongjin Coway Co., Ltd.	528,210	17,895,733
Woori Finance Holdings Co., Ltd.	357,580	9,057,068

		355,943,000

Taiwan (6.8%)
Advanced Semiconductor Engineering, Inc.*	7,209,000	9,815,699
Asustek Computer, Inc.	3,143,000	8,645,019
AU Optronics Corp.	22,158,000	37,754,762
Cathay Financial Holding Co., Ltd.	5,111,750	12,209,346
Delta Electronics, Inc.*	1,551,058	6,111,544

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Eternal Chemical Co., Ltd.	7,713,000	$12,226,839
Evergreen Marine Corp Taiwan Ltd.	4,877,000	3,227,492
Everlight Electronics Co., Ltd.	1,419,460	5,074,744
Far Eastern Textile Co., Ltd.	1,617,120	1,655,695
Foxconn Technology Co., Ltd.	1,780,000	21,392,929
High Tech Computer Corp.	523,800	9,355,279
InnoLux Display Corp.*	3,807,000	15,753,423
MediaTek, Inc.	1,332,900	20,764,462
Siliconware Precision Industries Co.	3,374,000	7,165,618
Tripod Technology Corp.	1,814,500	9,247,513
TXC Corp.	2,199,000	4,750,472
Yang Ming Marine Transport Corp.	21,399,000	16,603,009

		201,753,845

Turkey (1.7%)
Aksigorta A/S	1,511,300	9,096,587
BIM Birlesik Magazalar A/S	245,751	16,289,781
Coca-Cola Icecek A/S	415,751	3,135,950
Turkiye Garanti Bankasi A/S	3,863,656	21,636,474
Yapi ve Kredi Bankasi A/S*	28	62

		50,158,854

Total Common Stocks (98.8%) (Cost $2,196,822,127)		2,947,853,171

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (5.4%)
Amsterdam Funding Corp.
5.35%, 7/2/07	$4,997,771	4,997,771
ANZ National Bank Ltd.
5.37%, 3/6/09 (l)	3,998,162	3,998,162
Beta Finance, Inc.
5.39%, 2/17/09 (l)	5,996,232	5,996,232
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	2,000,000	2,000,000
CC USA, Inc.
5.39%, 2/12/09 (l)	9,993,732	9,993,732
Comerica Bank
5.35%, 6/19/09 (l)	4,000,747	4,000,747
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	5,000,000	5,000,000
Five Finance, Inc.
5.38%, 2/23/09 (l)	4,996,655	4,996,655
G.X. Clarke & Co., Repurchase Agreement
5.42%, 7/2/07 (r)	10,000,000	10,000,000
Goldman Sachs Group, Inc.
5.47%, 12/23/08 (l)	5,001,429	5,001,429
Links Finance LLC
5.37%, 6/22/09 (l)	4,997,500	4,997,500
Merrill Lynch Mortgage Capital, Inc.
5.48%, 7/5/07 (l)	7,000,000	7,000,000
Monumental Global Funding II
5.40%, 3/26/10 (l)	4,000,000	4,000,000
New York Life Insurance Co.
5.41%, 9/28/07 (l)	1,000,000	1,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r).	67,427,243	67,427,243
Pricoa Global Funding I
5.36%, 5/23/08 (l)	4,000,000	4,000,000
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	8,000,000	8,000,000
Total Capital S.A.
5.34%, 7/2/07	4,997,775	4,997,775
Tulip Funding Corp.
5.38%, 7/30/07	4,976,222	4,976,222

Total Short-Term Investments (5.4%) (Amortized Cost $162,383,468)		162,383,468

Total Investments (104.2%) (Cost/Amortized Cost $2,359,205,595)		3,110,236,639
Other Assets Less Liabilities (-4.2%)		(126,661,205)

Net Assets (100%)		$2,983,575,434

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $0.00 or 0.00% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2007, the market value of these securities amounted to $17,509,400 or 0.59% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR  —  American Depositary Receipt

GDR  —  Global Depositary Receipt

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

At June 30, 2007 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
South African Rand, expiring 8/16/07	24,327	$3,356,609	$3,422,579	$65,970

Foreign Currency Sell Contracts
South African Rand, expiring 8/16/07	397,986	$56,864,895	$55,992,826	$872,069
South African Rand, expiring 8/16/07	24,248	3,311,849	3,411,420	(99,571)

				772,498

				$838,468

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,390,158,932
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,308,213,875
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$763,865,254
Aggregate gross unrealized depreciation	(14,186,885)

Net unrealized appreciation	$749,678,369

Federal income tax cost of investments	$2,360,558,270

At June 30, 2007, the Portfolio had loaned securities with a total value of $150,292,928. This was secured by collateral of $162,383,468 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2007, the Portfolio incurred approximately $46,183 as brokerage commissions with BNP Paribas, and $898 as brokerage commissions with Morgan Stanley & Co., Inc., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (31.8%)
Distributors (2.0%)
Li & Fung Ltd.	1,154,000	$4,154,530

Diversified Consumer Services (4.3%)
Apollo Group, Inc., Class A*	82,586	4,825,500
ITT Educational Services, Inc.*	18,456	2,166,365
Weight Watchers International, Inc.^	38,534	1,959,069

		8,950,934

Hotels, Restaurants & Leisure (7.2%)
Choice Hotels International, Inc.^	52,450	2,072,824
Hilton Hotels Corp	56,137	1,878,905
Intercontinental Hotels Group plc (ADR)	126,384	3,131,796
Wendy’s International, Inc.	82,354	3,026,509
Wynn Resorts Ltd.^	56,143	5,035,466

		15,145,500

Household Durables (2.6%)
Desarrolladora Homex S.A.B. de C.V. (ADR)*^	48,880	2,961,639
NVR, Inc.*	3,837	2,608,201

		5,569,840

Internet & Catalog Retail (1.0%)
Amazon.com, Inc.*	29,244	2,000,582

Media (9.5%)
Aeroplan Income Fund.	322,822	6,433,711
Discovery Holding Co., Class A*	132,061	3,036,082
Focus Media Holding Ltd. (ADR)*^	54,479	2,751,190
Grupo Televisa S.A. (Sponsored ADR)	211,195	5,831,094
Lamar Advertising Co., Class A^	30,912	1,940,037

		19,992,114

Specialty Retail (5.2%)
Abercrombie & Fitch Co.	72,529	5,293,167
AutoZone, Inc.*	28,968	3,957,608
PetSmart, Inc.	53,551	1,737,730

		10,988,505

Total Consumer Discretionary		66,802,005

Energy (6.7%)
Oil, Gas & Consumable Fuels (6.7%)
Southwestern Energy Co.*	121,119	5,389,796
Ultra Petroleum Corp.*^	157,684	8,710,464

Total Energy		14,100,260

Financials (11.7%)
Capital Markets (3.9%)
Calamos Asset Management, Inc., Class A^	120,320	3,074,176
Fortress Investment Group LLC^	6,595	157,093
Janus Capital Group, Inc.^	175,263	4,879,322

		8,110,591

Diversified Financial Services (1.6%)
Leucadia National Corp.^	95,329	3,360,347

Insurance (2.2%)
Alleghany Corp.*^	7,577	3,080,050
Brown & Brown, Inc.	64,950	1,632,843

		4,712,893

Real Estate Management & Development (2.7%)
Forest City Enterprises, Inc., Class A^	65,114	4,003,209
St. Joe Co.^	34,338	1,591,223

		5,594,432

Thrifts & Mortgage Finance (1.3%)
People’s United Financial, Inc.	155,087	2,749,693

Total Financials		24,527,956

Health Care (6.0%)
Health Care Equipment & Supplies (4.0%)
Dade Behring Holdings, Inc.	115,403	6,130,208
Gen-Probe, Inc.*	37,645	2,274,511

		8,404,719

Life Sciences Tools & Services (2.0%)
Techne Corp.*^	75,601	4,325,133

Total Health Care		12,729,852

Industrials (15.3%)
Air Freight & Logistics (5.1%)
CH Robinson Worldwide, Inc.	116,938	6,141,584
Expeditors International of Washington, Inc.	108,105	4,464,737

		10,606,321

Commercial Services & Supplies (8.6%)
ChoicePoint, Inc.*^	88,347	3,750,330
Corporate Executive Board Co.^	88,022	5,713,508
Monster Worldwide, Inc.*	113,591	4,668,590
Stericycle, Inc.*^	90,476	4,022,563

		18,154,991

Machinery (1.6%)
Pentair, Inc.	85,809	3,309,653

Total Industrials		32,070,965

Information Technology (13.3%)
Internet Software & Services (7.6%)
Baidu.com (Sponsored ADR)*^	21,110	3,546,058
Equinix, Inc.*^	47,219	4,319,122
NHN Corp.*	16,564	3,021,090
SAVVIS, Inc.*^	40,150	1,987,826
Tencent Holdings Ltd.	766,000	3,085,866

		15,959,962

IT Services (3.2%)
Global Payments, Inc.	78,233	3,101,938
Iron Mountain, Inc.*	141,690	3,702,360

		6,804,298

Semiconductors & Semiconductor Equipment (1.1%)
Tessera Technologies, Inc.*^	58,673	2,379,190

Software (1.4%)
Salesforce.com, Inc.*	67,609	2,897,722

Total Information Technology		28,041,172

Materials (7.2%)
Chemicals (3.3%)
Cabot Corp.	39,378	1,877,543
Nalco Holding Co.	183,761	5,044,239

		6,921,782

Construction Materials (1.3%)
Texas Industries, Inc.^	35,564	2,788,573

Metals & Mining (1.7%)
Chaparral Steel Co.^	48,742	3,503,088

Paper & Forest Products (0.9%)
MeadWestvaco Corp.	56,341	1,989,964

Total Materials		15,203,407

Telecommunication Services (5.1%)
Wireless Telecommunication Services (5.1%)
Crown Castle International Corp.*	110,555	4,009,830

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
NII Holdings, Inc.*	83,619	$6,751,398

Total Telecommunication Services		10,761,228

Utilities (1.1%)
Gas Utilities (1.1%)
Questar Corp.	42,538	2,248,133

Total Utilities		2,248,133

Total Common Stocks (98.2%) (Cost $186,686,750)		206,484,978

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (22.6%)
Anglo Irish Bank Corp. plc
5.38%, 7/27/07	$1,946,487	1,946,487
Caixa d’Estalvis i Pensions de Barcelona/Catalonia
5.39%, 7/28/08 (l)	1,600,000	1,600,000
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	1,000,000	1,000,000
Goldman Sachs Group, Inc.
5.50%, 7/29/08 (l)	1,000,000	1,000,000
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	2,000,000	2,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	38,997,419	38,997,419
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	1,000,000	1,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		47,543,906

Time Deposit (5.3%)
JPMorgan Chase Nassau
4.76%, 7/2/07	11,026,873	11,026,873

Total Short-Term Investments (27.9%) (Amortized Cost $58,570,779)		58,570,779

Total Investments (126.1%) (Cost/Amortized Cost $245,257,529)		265,055,757
Other Assets Less Liabilities (-26.1%)		(54,942,603)

Net Assets (100%)		$210,113,154

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR  —  American Depositary Receipt

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$88,177,443
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$32,385,782
As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$23,810,691
Aggregate gross unrealized depreciation	(4,141,958)

Net unrealized appreciation	$19,668,733

Federal income tax cost of investments	$245,387,024

At June 30, 2007, the Portfolio had loaned securities with a total value of $46,879,135. This was secured by collateral of $47,543,906 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2007, the Portfolio incurred approximately $1,027 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO MONTGOMERY SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.2%)
Diversified Consumer Services (2.4%)
Capella Education Co.*	20,801	$957,470
Corinthian Colleges, Inc.*	52,800	860,112
Strayer Education, Inc.	16,769	2,208,645

		4,026,227

Hotels, Restaurants & Leisure (5.1%)
California Pizza Kitchen, Inc.*	38,487	826,701
Gaylord Entertainment Co.*	18,613	998,401
Great Wolf Resorts, Inc.*	136,400	1,943,700
Pinnacle Entertainment, Inc.*	41,700	1,173,855
Red Lion Hotels Corp.*	65,650	843,603
Ruth’s Chris Steak House*	37,040	629,310
Sonic Corp.*	38,700	856,044
Town Sports International Holdings, Inc.*	60,004	1,159,277

		8,430,891

Internet & Catalog Retail (5.9%)
GSI Commerce, Inc.*^	124,200	2,820,582
Priceline.com, Inc.*	71,504	4,915,185
Shutterfly, Inc.*	96,244	2,074,058

		9,809,825

Media (1.0%)
Lodgenet Entertainment Corp.*	50,000	1,603,000

Specialty Retail (1.4%)
Childrens Place Retail Stores, Inc.*	22,000	1,136,080
Coldwater Creek, Inc.*	27,300	634,179
Zumiez, Inc.*^	13,000	491,140

		2,261,399

Textiles, Apparel & Luxury Goods (0.4%)
G-lII Apparel Group Ltd.*	43,300	683,707

Total Consumer Discretionary		26,815,049

Consumer Staples (0.5%)
Personal Products (0.5%)
Chattem, Inc.*^	12,200	773,236

Total Consumer Staples		773,236

Energy (2.5%)
Energy Equipment & Services (1.0%)
Tetra Technologies, Inc.*	59,100	1,666,620

Oil, Gas & Consumable Fuels (1.5%)
PetroHawk Energy Corp.*^	94,455	1,498,056
VENOCO, Inc.*	49,100	916,697

		2,414,753

Total Energy		4,081,373

Financials (4.8%)
Capital Markets (1.3%)
Evercore Partners, Inc., Class A	29,300	872,261
HFF, Inc., Class A*	76,516	1,186,763

		2,059,024

Commercial Banks (0.6%)
Western Alliance Bancorp*^	30,100	898,485

Consumer Finance (0.6%)
Dollar Financial Corp.*	34,600	986,100

Diversified Financial Services (0.5%)
Portfolio Recovery Associates, Inc.	14,900	894,298

Insurance (1.8%)
First Mercury Financial Corp.*	53,500	1,121,895
Navigators Group, Inc.*	18,794	1,012,997
Tower Group, Inc.	28,400	905,960

		3,040,852

Total Financials		7,878,759

Health Care (16.0%)
Biotechnology (0.8%)
Applera Corp.- Celera Group*	47,700	591,480
Senomyx, Inc.*	59,800	807,300

		1,398,780

Health Care Equipment & Supplies (6.7%)
Inverness Medical Innovations, Inc.*	39,750	2,028,045
Kyphon, Inc.*^	67,694	3,259,466
Northstar Neuroscience, Inc.*	64,861	754,333
SenoRx, Inc.*	78,322	803,584
SonoSite, Inc.*	27,400	861,182
Spectranetics Corp.*^	102,233	1,177,724
Stereotaxis, Inc.*^	66,748	871,729
Symmetry Medical, Inc.*	79,400	1,271,194

		11,027,257

Health Care Providers & Services (3.5%)
inVentiv Health, Inc.*	91,037	3,332,864
PSS World Medical, Inc.*	81,639	1,487,463
Psychiatric Solutions, Inc.*	28,600	1,037,036

		5,857,363

Health Care Technology (1.0%)
TriZetto Group, Inc.*	87,000	1,684,320

Life Sciences Tools & Services (1.2%)
Exelixis, Inc.*	96,173	1,163,693
Varian, Inc.*	14,100	773,103

		1,936,796

Pharmaceuticals (2.8%)
Medicines Co.*	69,763	1,229,224
MGI Pharma, Inc.*	67,000	1,498,790
Sciele Pharma, Inc.*	79,131	1,864,327

		4,592,341

Total Health Care		26,496,857

Industrials (22.8%)
Airlines (0.4%)
Airtran Holdings, Inc.*^	64,500	704,340

Commercial Services & Supplies (13.1%)
Advisory Board Co.*	37,739	2,096,779
American Reprographics Co.*^	31,900	982,201
FTI Consulting, Inc.*	114,000	4,335,420
Huron Consulting Group, Inc.*	11,757	858,379
IHS, Inc., Class A*	35,700	1,642,200
Innerworkings, Inc.*	92,855	1,487,537
Interface, Inc., Class A	46,100	869,446
On Assignment, Inc.*	230,881	2,475,044
Resources Connection, Inc.*	130,331	4,324,383
RSC Holdings, Inc.*	46,600	932,000
Taleo Corp., Class A*	72,350	1,630,045

		21,633,434

Electrical Equipment (0.7%)
Evergreen Solar, Inc.*	74,800	695,640
Polypore International, Inc.*	32,950	578,931

		1,274,571

Machinery (5.1%)
Actuant Corp., Class A	36,589	2,307,302
Barnes Group, Inc.	23,400	741,312
Gardner Denver, Inc.*	91,028	3,873,242
Kaydon Corp.	28,100	1,464,572

		8,386,428

Trading Companies & Distributors (3.5%)
Houston Wire & Cable Co.*	80,550	2,288,425
Interline Brands, Inc.*	77,700	2,026,416

EQ ADVISORS TRUST

EQ/WELLS FARGO MONTGOMERY SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Williams Scotsman International, Inc.*	60,250	$1,434,553

		5,749,394

Total Industrials		37,748,167

Information Technology (28.0%)
Communications Equipment (2.7%)
Ixia*	237,881	2,202,778
Orbcomm, Inc.*	68,606	1,125,824
Sirenza Microdevices, Inc.*	90,300	1,071,861

		4,400,463

Electronic Equipment & Instruments (0.7%)
Universal Display Corp.*	71,498	1,123,234

Internet Software & Services (10.0%)
Bankrate, Inc.*	39,340	1,885,173
CNET Networks, Inc.*	144,100	1,180,179
DealerTrack Holdings, Inc.*	58,750	2,164,350
Digital River, Inc.*	18,200	823,550
Knot, Inc.*	46,700	942,873
Marchex, Inc., Class B	126,559	2,065,443
SkillSoft plc (ADR)*	384,287	3,570,026
VistaPrint Ltd.*^	103,123	3,944,455

		16,576,049

IT Services (6.6%)
Forrester Research, Inc.*^	44,300	1,246,159
Global Cash Access Holdings, Inc.*	182,900	2,930,058
SI International, Inc.*	68,763	2,270,554
SYKES Enterprises, Inc.*	107,297	2,037,570
Wright Express Corp.*	73,123	2,505,925

		10,990,266

Semiconductors & Semiconductor Equipment (4.4%)
Microsemi Corp.*	146,000	3,496,700
PMC-Sierra, Inc.*	165,800	1,281,634
Power Integrations, Inc.*	27,359	716,806
Silicon Laboratories, Inc.*	49,632	1,717,763

		7,212,903

Software (3.6%)
Double-Take Software, Inc.*	46,300	759,783
Epicor Software Corp.*	84,600	1,258,002
Lawson Software, Inc.*	160,700	1,589,323
Secure Computing Corp.*	161,123	1,222,924
Transaction Systems Architects, Inc.*	32,900	1,107,414

		5,937,446

Total Information Technology		46,240,361

Telecommunication Services (4.1%)
Diversified Telecommunication Services (3.3%)
Cbeyond, Inc.*	37,789	1,455,255
Cogent Communications Group, Inc.*	41,800	1,248,566
NeuStar, Inc., Class A*	96,725	2,802,123

		5,505,944

Wireless Telecommunication Services (0.8%)
Dobson Communications Corp., Class A*	120,300	1,336,533

Total Telecommunication Services		6,842,477

Total Common Stocks (94.9%) (Cost $140,123,621)		156,876,279

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (4.0%)
Anglo Irish Bank Corp. plc
5.38%, 7/27/07	$973,244	973,244
Caixa d’Estalvis i Pensions de Barcelona/Catalonia
5.39%, 7/28/08 (l)	1,600,000	1,600,000
Goldman Sachs Group, Inc.
5.50%, 7/29/08 (l)	2,000,000	2,000,000
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	2,000,000	2,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	56,984	56,984

Total Short-Term Investments of Cash Collateral for Securities Loaned		6,630,228

Time Deposit (4.8%)
JPMorgan Chase Nassau
4.76%, 7/2/07	7,960,935	7,960,935

Total Short-Term Investments (8.8%) (Amortized Cost $14,591,163)		14,591,163

Total Investments (103.7%) (Cost/Amortized Cost $154,714,784)		171,467,442
Other Assets Less Liabilities (-3.7%)		(6,095,370)

Net Assets (100%)		$165,372,072

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR  —  American Depositary Receipt

EQ ADVISORS TRUST

EQ/WELLS FARGO MONTGOMERY SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$108,590,929
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$68,760,177

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,363,732
Aggregate gross unrealized depreciation	(2,218,260)

Net unrealized appreciation	$16,145,472

Federal income tax cost of investments	$155,321,970

At June 30, 2007, the Portfolio had loaned securities with a total value of $5,552,244. This was secured by collateral of $6,630,228 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.2%)
ABC Learning Centres Ltd.	25,932	$152,137
AGL Energy Ltd.	31,726	408,032
Alinta Ltd.	36,882	475,908
Alumina Ltd.	84,122	555,572
Amcor Ltd.	65,588	415,373
AMP Ltd.	138,140	1,185,205
Ansell Ltd.	10,555	109,172
APN News & Media Ltd.	20,048	99,431
Aristocrat Leisure Ltd.	27,426	334,128
Asciano Group*	38,815	333,352
ASX Ltd.	12,499	516,057
Australia & New Zealand Banking Group Ltd.	140,187	3,445,478
Babcock & Brown Ltd.	16,648	452,783
BHP Billiton Ltd.	1,240,176	36,831,304
Billabong International Ltd.	11,978	182,281
BlueScope Steel Ltd.	53,572	469,626
Boral Ltd.	43,386	322,584
Brambles Ltd.*	112,910	1,165,932
Caltex Australia Ltd.	9,713	194,915
Centro Properties Group (REIT)	62,455	450,070
CFS Retail Property Trust	100,242	182,718
Challenger Financial Services Group Ltd.	25,246	124,783
Coca-Cola Amatil Ltd.	38,668	312,747
Cochlear Ltd.	3,957	204,640
Coles Group Ltd.	83,814	1,145,448
Commonwealth Bank of Australia	94,671	4,434,481
Commonwealth Property Office Fund	104,719	148,708
Computershare Ltd.	37,277	356,803
CSL Ltd.	13,469	1,004,874
CSR Ltd.	64,025	188,896
DB RREEF Trust (REIT)	212,121	353,378
Downer EDI Ltd.	21,673	135,235
Fairfax Media Ltd.	88,413	352,296
Fortescue Metals Group Ltd.*	8,578	245,808
Foster’s Group Ltd.	155,722	842,295
Futuris Corp., Ltd.	42,102	99,230
Goodman Fielder Ltd.	76,269	157,126
Goodman Group (REIT)	103,901	591,947
GPT Group (REIT)	150,208	593,434
Harvey Norman Holdings Ltd.	38,923	174,564
Iluka Resources Ltd.	16,759	87,523
ING Industrial Fund	70,030	138,929
Insurance Australia Group Ltd.	130,321	629,771
Investa Property Group (REIT)	113,270	280,409
Leighton Holdings Ltd.	10,173	355,768
Lend Lease Corp., Ltd.	26,443	415,637
Lion Nathan Ltd.	21,043	165,379
Macquarie Airports Ltd.	48,814	167,193
Macquarie Bank Ltd.	18,607	1,340,877
Macquarie Communications Infrastructure Group	28,487	152,878
Macquarie Infrastructure Group	194,273	592,937
Macquarie Office Trust	144,592	204,717
Mirvac Group (REIT)	75,328	364,020
Multiplex Group (REIT)	45,299	188,950
National Australia Bank Ltd.	121,002	4,208,059
Newcrest Mining Ltd.	25,754	498,913
OneSteel Ltd.	41,258	224,912
Orica Ltd.	22,899	578,531
Origin Energy Ltd.	64,517	543,693
Pacific Brands Ltd.	36,139	105,703
Paladin Resources Ltd.	40,402	282,928
PaperlinX Ltd.	32,233	101,657
Perpetual Ltd.	2,660	177,052
Publishing & Broadcasting Ltd.	33,648	559,125
Qantas Airways Ltd.	71,174	337,912
QBE Insurance Group Ltd.	61,560	1,628,346
Rinker Group Ltd.	65,125	1,040,213
Rio Tinto Ltd.	21,343	1,787,566
Santos Ltd.	43,790	517,525
Sonic Healthcare Ltd.	20,491	261,626
Stockland (REIT)	104,948	725,146
Suncorp-Metway Ltd.	67,414	1,152,788
Symbion Health Ltd.	47,603	164,660
TABCORP Holdings Ltd.	39,025	567,415
Tattersall’s Ltd.	78,670	313,473
Telstra Corp., Ltd. (Installment Receipts)	112,457	296,511
Telstra Corp., Ltd.	213,141	829,418
Toll Holdings Ltd.	39,289	482,651
Transurban Group	75,508	512,766
Wesfarmers Ltd.	28,144	1,091,140
Westfield Group (REIT)	121,666	2,058,844
Westpac Banking Corp.	135,728	2,952,702
Woodside Petroleum Ltd.	34,615	1,342,607
Woolworths Ltd.	89,463	2,047,863
WorleyParson Ltd.	10,601	305,576
Zinifex Ltd.	36,762	586,560

		93,117,620

Austria (0.3%)
Andritz AG	2,890	191,623
Boehler-Uddeholm AG	2,993	299,765
bwin Interactive Entertainment AG*	1,877	62,799
Erste Bank der Oesterreichischen Sparkassen AG	13,861	1,084,337
Flughafen Wein AG	773	76,499
Immoeast AG*	28,474	403,494
Immofinanz Immobilien Anlagen AG*	32,731	478,880
Mayr Melnhof Karton AG	309	70,336
OMV AG	12,073	808,676
Raiffeisen International Bank Holding AG	2,646	421,510
RHI AG*	1,847	101,068
Telekom Austria AG	27,440	687,065
Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	5,731	293,821
voestalpine AG	8,114	686,368
Wiener Staedtische Versicherung AG	2,266	161,933
Wienerberger AG	5,195	384,605

		6,212,779

Belgium (0.7%)
AGFA-Gevaert N.V.	9,274	240,494
Barco N.V.	812	75,479
Bekaert S.A.	938	138,189
Belgacom S.A.	12,112	538,509
Cofinimmo (REIT)	608	116,070
Colruyt S.A.	1,218	255,501
Compagnie Maritime Belge S.A.	1,007	70,913
D’ieteren S.A.	196	87,713
Delhaize Group	5,667	558,759
Dexia S.A.	38,461	1,208,197
Euronav N.V.	1,680	61,324
Fortis	92,403	3,940,728
Groupe Bruxelles Lambert S.A.	5,913	738,592
InBev N.V.	13,435	1,069,741

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
KBC Groep N.V.	13,301	$1,800,583
Mobistar S.A.	2,312	197,764
Omega Pharma S.A.	1,351	117,445
Solvay S.A., Class A	4,763	753,078
UCB S.A.	8,269	490,755
Umicore	1,804	393,760

		12,853,594

Bermuda (2.3%)
Frontline Ltd.	3,850	178,562
Ingersoll-Rand Co., Ltd., Class A	154,700	8,480,654
Nabors Industries Ltd.*	737,200	24,607,740
PartnerReinsurance Ltd.^	108,000	8,370,000
SeaDrill Ltd.*	18,200	392,737

		42,029,693

Brazil (1.1%)
Cia Vale do Rio Doce (ADR)^	456,300	20,328,169

Canada (7.3%)
Alcan, Inc.	200,600	16,364,369
Brookfield Asset Management, Inc., Class A	176,100	7,026,390
Canadian National Railway Co.	235,900	12,014,387
Canadian Natural Resources Ltd.	65,000	4,318,892
Canadian Pacific Railway Ltd.	184,400	12,735,328
EnCana Corp.	67,100	4,127,099
Ensign Energy Services, Inc.	27,300	486,928
Finning International, Inc.	387,400	11,011,943
Manulife Financial Corp.	69,800	2,610,497
Potash Corp. of Saskatchewan, Inc.	335,100	26,197,730
Precision Drilling Trust^	129,800	3,173,610
Suncor Energy, Inc.	103,700	9,341,518
Talisman Energy, Inc.	211,100	4,082,291
Teck Cominco Ltd., Class B	413,100	17,528,396

		131,019,378

China (0.1%)
Foxconn International Holdings Ltd.*	152,000	435,441
Tencent Holdings Ltd.	65,000	261,855
Tingyi Cayman Islands Holding Corp.	120,000	139,503

		836,799

Denmark (0.5%)
A.P. Moeller-Maersk A/S	81	979,649
Bang & Olufsen Holding A/S	750	89,890
Carlsberg A/S, Class B	2,525	306,303
Codan A/S	975	106,572
Coloplast A/S, Class B	1,950	158,705
D/S Torm A/S	2,200	82,624
Danisco A/S	3,650	273,166
Danske Bank A/S	33,400	1,372,836
DSV A/S	6,600	129,938
East Asiatic Co., Ltd. A/S	1,275	70,377
FLSmidth & Co. A/S	3,850	303,888
GN Store Nord A/S*	14,600	172,596
H. Lundbeck A/S	3,700	94,209
Jyske Bank A/S (Registered)*	4,300	310,863
NKT Holding A/S	1,725	172,236
Novo Nordisk A/S, Class B	18,200	1,986,032
Novozymes A/S, Class B	3,350	389,932
Sydbank A/S	4,550	218,464
Topdanmark A/S*	1,300	222,719
TrygVesta A/S	2,050	161,438
Vestas Wind Systems A/S*	13,500	893,714
William Demant Holding A/S*	1,850	184,044

		8,680,195

Finland (0.9%)
Amer Sports Oyj, Class A	5,187	128,542
Cargotec Corp., Class B	2,744	169,612
Elisa Oyj	10,898	298,243
Fortum Oyj	32,539	1,021,285
Kesko Oyj, Class B	4,796	320,273
Kone Oyj, Class B	5,623	355,864
Konecranes Oyj	4,328	182,234
Metso Oyj	9,329	553,286
Neste Oil Oyj	9,469	373,325
Nokia Oyj	300,386	8,460,460
Nokian Renkaat Oyj	7,502	264,196
OKO Bank plc, Class A	6,883	128,278
Orion Oyj, Class B	6,188	155,275
Outokumpo Oyj	8,597	291,123
Rautaruukki Oyj	6,162	396,732
Sampo Oyj, Class A	31,951	923,693
Sanoma-WSOY Oyj	5,934	188,496
Stora Enso Oyj, Class R	42,505	804,246
Tietoenator Oyj	5,269	170,439
UPM-Kymmene Oyj	38,469	952,805
Uponor Oyj	3,951	154,221
Wartsila Oyj, Class B	4,726	312,784
YIT Oyj	9,249	292,297

		16,897,709

France (5.9%)
Accor S.A.	13,670	1,215,928
Aeroports de Paris	2,518	293,598
Air France-KLM	9,015	422,044
Air Liquide	18,575	2,449,673
Alcatel-Lucent	172,580	2,424,542
Alstom*	7,599	1,277,585
Atos Origin S.A.*	6,015	377,579
BNP Paribas	61,851	7,396,809
Bouygues S.A.	15,943	1,341,938
Business Objects S.A.*	6,970	275,648
Cap Gemini S.A.	10,016	737,048
Carrefour S.A.	44,581	3,146,029
Casino Guichard Perrachon S.A.	3,241	328,990
Cie de Saint-Gobain S.A.	24,326	2,744,874
Cie Generale d’Optique Essilor International S.A.	7,299	872,992
CNP Assurances S.A.	3,262	419,200
Compagnie Generale des Etablissements Michelin, Class B	10,525	1,479,349
Credit Agricole S.A.	50,333	2,056,638
Dassault Systemes S.A.	4,141	262,073
France Telecom S.A.	126,021	3,479,486
Gaz de France S.A.	14,411	731,226
Gecina S.A.	896	150,374
Groupe Danone	32,958	2,677,311
Hermes International SCA	5,088	577,834
Icade	2,425	188,065
Imerys S.A.	2,365	240,420
Klepierre (REIT)	1,717	292,645
L’Oreal S.A.	18,457	2,193,298
Lafarge S.A.	10,978	2,011,796
Lagardere SCA	8,875	774,164
LVMH Moet Hennessy Louis Vuitton S.A.	17,934	2,076,292
M6-Metropole Television S.A.	4,738	154,737
Neopost S.A.	2,358	346,302
PagesJaunes Groupe S.A.	9,024	190,165
Pernod-Ricard S.A.	6,622	1,469,408

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Peugeot S.A.	11,159	$902,866
PPR S.A.	5,637	988,464
Publicis Groupe S.A.	10,217	451,490
Renault S.A.	13,570	2,189,447
Safran S.A.	12,058	309,915
Sanofi-Aventis	74,779	6,082,696
Schneider Electric S.A.	15,903	2,241,284
SCOR S.A.	8,583	233,959
Societe BIC S.A.	2,004	147,984
Societe des Autoroutes Paris-Rhin-Rhone	1,650	167,936
Societe Generale	27,675	5,151,421
Societe Television Francaise 1	8,734	303,446
Sodexho Alliance S.A.	6,960	500,673
Suez S.A.	74,953	4,310,401
Technip S.A.	7,355	610,218
Thales S.A.	6,656	408,268
Thomson	17,932	342,936
Total S.A.	159,518	13,010,112
Unibail-Rodamco	3,509	903,070
Valeo S.A.	5,101	274,846
Vallourec	37,194	11,991,544
Veolia Environnement	28,182	2,213,433
Vinci S.A.	14,804	1,111,623
Vivendi S.A.	84,861	3,665,025
Zodiac S.A.	2,757	212,320

		105,801,437

Germany (5.3%)
Adidas AG	14,896	943,131
Allianz SE (Registered)	33,187	7,797,128
Altana AG	5,051	122,164
BASF AG	78,588	10,342,926
Bayer AG	53,424	4,056,404
Beiersdorf AG	6,453	461,494
Bilfinger Berger AG	2,676	238,498
Celesio AG	6,363	414,582
Commerzbank AG	46,521	2,234,586
Continental AG	9,619	1,359,686
DaimlerChrysler AG	68,117	6,323,511
Deutsche Bank AG (Registered)	38,704	5,647,508
Deutsche Boerse AG	15,177	1,720,334
Deutsche Lufthansa AG (Registered)	16,904	474,962
Deutsche Post AG (Registered)	56,853	1,849,052
Deutsche Postbank AG	6,198	545,851
Deutsche Telekom AG (Registered)	211,027	3,910,060
Douglas Holdings AG	2,256	147,265
E.ON AG	45,925	7,725,513
Fresenius Medical Care AG & Co. KGaA	13,819	638,344
Heidelberger Druckmaschinen AG	4,196	204,049
Henkel KGaA (Preference)	13,021	688,893
Hochtief AG	3,064	334,619
Hypo Real Estate Holding AG	9,913	644,138
Infineon Technologies AG*	55,399	923,000
IVG Immobilien AG	6,934	271,503
Karstadtquelle AG*	4,617	156,347
Linde AG	8,881	1,072,783
MAN AG	8,264	1,194,100
Merck KGaA	4,728	653,029
Metro AG	11,841	985,290
MLP AG	4,180	80,618
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	15,995	2,948,298
Porsche AG (Preference)	640	1,145,126
Premiere AG*	6,018	143,353
ProSiebenSat.1 Media AG (Preference)	5,903	233,930
Puma AG Rudolf Dassler Sport	878	392,386
Rheinmetall AG	2,561	239,097
RWE AG	78,380	8,379,529
RWE AG (Preference)	2,868	287,672
Salzgitter AG	3,005	583,590
SAP AG	65,622	3,381,227
Siemens AG (Registered)	62,431	9,004,871
Solarworld AG	6,160	285,134
Suedzucker AG	4,638	103,199
ThyssenKrupp AG	26,386	1,575,975
TUI AG*	16,124	447,808
Volkswagen AG	12,492	1,996,751
Volkswagen AG (Preference)	7,701	804,128
Wincor Nixdorf AG	2,260	210,445

		96,323,887

Greece (0.4%)
Alpha Bank A.E.	28,364	894,469
Coca Cola Hellenic Bottling Co. S.A.	7,972	366,850
Cosmote Mobile Telecommunications S.A.	8,431	261,082
EFG Eurobank Ergasias S.A.	20,189	661,260
Folli-Follie S.A. (Registered)	1,255	50,957
Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	4,332	113,745
Hellenic Petroleum S.A.	7,696	124,160
Hellenic Technodomiki Tev S.A.	8,716	114,428
Hellenic Telecommunications Organization S.A.	23,312	722,532
Motor Oil Hellas Corinth Refineries S.A.	3,189	83,906
National Bank of Greece S.A.	29,601	1,698,690
OPAP S.A.	16,340	579,422
Piraeus Bank S.A.	18,784	687,952
Public Power Corp. S.A.	7,512	212,493
Titan Cement Co. S.A.	4,596	266,235
Viohalco, Hellenic Copper and Aluminum Industry S.A.	6,459	100,532

		6,938,713

Hong Kong (0.9%)
ASM Pacific Technology Ltd.	14,000	101,430
Bank of East Asia Ltd.	102,200	575,097
BOC Hong Kong Holdings Ltd.	271,500	646,528
Cathay Pacific Airways Ltd.	99,000	246,386
Cheung Kong Holdings Ltd.	110,000	1,440,557
Cheung Kong Infrastructure Holdings Ltd.	32,000	118,068
CLP Holdings Ltd.	98,000	657,369
Esprit Holdings Ltd.	76,200	966,728
Giordano International Ltd.	108,000	53,315
Hang Lung Properties Ltd.	151,000	520,443
Hang Seng Bank Ltd.	56,100	759,078
Henderson Land Development Co., Ltd.	64,000	435,850
Hong Kong & China Gas Co.	267,000	562,738
Hong Kong Exchanges and Clearing Ltd.	77,500	1,095,221
HongKong Electric Holdings Ltd.	102,000	514,618
Hopewell Holdings Ltd.	47,000	191,746
Hutchison Telecommunications International Ltd.	103,000	132,781

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Hutchison Whampoa Ltd.	155,000	$1,539,256
Hysan Development Co., Ltd.	47,000	125,026
Johnson Electric Holdings Ltd.	105,500	58,557
Kerry Properties Ltd.	40,000	251,177
Kingboard Chemical Holdings Ltd.	45,500	209,484
Li & Fung Ltd.	162,000	583,218
Link REIT (REIT)	156,500	346,257
Melco International Development Ltd.	59,000	87,528
MTR Corp.	101,000	239,221
New World Development Ltd.	184,000	460,282
Noble Group Ltd.	72,000	80,902
PCCW Ltd.	295,000	181,470
Shangri-La Asia Ltd.	84,000	201,516
Shui On Land Ltd.	136,000	121,925
Shun Tak Holdings Ltd.	64,000	94,127
Sino Land Co.	102,000	212,370
Sun Hung Kai Properties Ltd.	100,000	1,203,448
Swire Pacific Ltd., Class A	61,000	677,934
Techtronic Industries Co.	82,500	110,152
Television Broadcasts Ltd.	20,000	140,679
Wharf Holdings Ltd.	89,000	355,695
Wing Hang Bank Ltd.	12,500	138,201
Yue Yuen Industrial Holdings Ltd.	44,000	136,459

		16,572,837

Ireland (0.5%)
Allied Irish Banks plc	64,331	1,759,659
Bank of Ireland	72,099	1,457,880
C&C Group plc	23,989	324,030
CRH plc	39,781	1,972,216
DCC plc	5,919	199,876
Depfa Bank plc	24,578	435,772
Elan Corp. plc*	35,267	768,487
Experian Group Ltd.	75,364	952,676
Grafton Group plc*	16,786	239,913
Greencore Group plc	11,051	83,759
Iaws Group plc	9,436	197,953
Independent News & Media plc	39,878	202,398
Irish Life & Permanent plc	20,754	524,992
Kerry Group plc, Class A	10,242	286,944
Kingspan Group plc	9,093	255,492
Paddy Power plc	3,469	108,316

		9,770,363

Italy (2.6%)
Alleanza Assicurazioni S.p.A.	30,972	405,776
Arnoldo Mondadori Editore S.p.A.	8,229	80,747
Assicurazioni Generali S.p.A.	77,338	3,115,072
Atlantia S.p.A.	18,848	628,052
Autogrill S.p.A.	7,322	155,487
Banca Monte dei Paschi di Siena S.p.A.	80,626	547,253
Banca Popolare di Milano S.c.a.r.l.	31,137	477,051
Banca Popolare di Verona e Novara S.c.r.l.	27,531	795,167
Bulgari S.p.A.	10,778	173,737
Capitalia S.p.A.	123,643	1,233,329
Enel S.p.A.	318,805	3,441,104
ENI S.p.A.	190,944	6,951,848
Fiat S.p.A.	52,020	1,553,870
Finmeccanica S.p.A.	22,348	690,536
Fondiaria-Sai S.p.A.	5,431	263,812
Intesa Sanpaolo S.p.A.	567,473	4,247,296
Intesa Sanpaolo S.p.A. (RNC)	69,268	486,566
Italcementi S.p.A.	5,110	158,518
Lottomatica S.p.A.	4,892	195,388
Luxottica Group S.p.A.	10,089	392,989
Mediaset S.p.A.	56,184	582,103
Mediobanca S.p.A.	35,983	821,102
Mediolanum S.p.A.	18,712	156,513
Parmalat S.p.A.	114,272	485,637
Pirelli & C. S.p.A.*	213,576	255,533
Saipem S.p.A.	243,973	8,374,000
Seat Pagine Gialle S.p.A.	297,372	178,901
Snam Rete Gas S.p.A.	64,279	381,488
Telecom Italia S.p.A.	785,102	2,157,069
Telecom Italia S.p.A. (RNC)	442,339	983,637
Terna Rete Elettrica Nazionale S.p.A.	87,049	301,610
UniCredito Italiano S.p.A.	573,125	5,142,865
Unione di Banche Italiane SCPA	44,978	1,147,502
Unipol S.p.A. (Preference)	64,811	223,024

		47,184,582

Japan (12.2%)
77 Bank Ltd.	26,000	168,934
Access Co., Ltd.*	18	54,530
Acom Co., Ltd.	4,730	169,800
Aderans Co., Ltd.	2,400	50,583
Advantest Corp.	11,800	514,648
Aeon Co., Ltd.	47,900	890,891
Aeon Credit Service Co., Ltd.	6,200	98,394
Aeon Mall Co., Ltd.	3,700	113,892
Aiful Corp.	5,550	159,570
Aisin Seiki Co., Ltd.	14,500	533,482
Ajinomoto Co., Inc.	45,000	519,350
Alfresa Holdings Corp.	2,000	139,533
All Nippon Airways Co., Ltd.	46,000	175,220
Alps Electric Co., Ltd.	12,800	128,078
Amada Co., Ltd.	26,000	325,409
Aoyama Trading Co., Ltd.	4,200	129,283
Asahi Breweries Ltd.	30,100	467,176
Asahi Glass Co., Ltd.	71,000	959,545
Asahi Kasei Corp.	92,000	605,239
Asatsu-DK, Inc.	2,500	84,670
Asics Corp.	12,000	148,435
Astellas Pharma, Inc.	39,200	1,706,493
Autobacs Seven Co., Ltd.	2,100	65,665
Bank of Kyoto Ltd.	21,000	251,915
Bank of Yokohama Ltd.	88,000	617,519
Benesse Corp.	5,000	144,975
Bridgestone Corp.	44,600	956,296
Canon Marketing Japan, Inc.	5,500	112,569
Canon, Inc.	78,300	4,597,840
Casio Computer Co., Ltd.	17,600	275,025
Central Glass Co., Ltd.	15,000	83,939
Central Japan Railway Co.	119	1,256,447
Chiba Bank Ltd.	56,000	497,576
Chiyoda Corp.	12,000	229,036
Chubu Electric Power Co., Inc.	48,800	1,296,049
Chugai Pharmaceutical Co., Ltd.	20,700	372,390
Circle K Sunkus Co., Ltd.	3,500	61,117
Citizen Holdings Co., Ltd.	25,000	225,584
Coca-Cola West Holdings Co., Ltd.	4,200	97,730
COMSYS Holdings Corp.	8,000	92,719
Credit Saison Co., Ltd.	12,600	328,495
CSK Holdings Corp.	4,700	165,669
Dai Nippon Printing Co., Ltd.	47,000	701,994
Daicel Chemical Industries Ltd.	21,000	136,958
Daido Steel Co., Ltd.	25,000	170,761

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Daifuku Co., Ltd.	7,000	$96,707
Daiichi Sankyo Co., Ltd.	51,300	1,362,445
Daikin Industries Ltd.	18,600	678,286
Daimaru, Inc.	16,000	191,415
Dainippon Ink and Chemicals, Inc.	49,000	189,433
Dainippon Screen Manufacturing Co., Ltd.	17,000	128,544
Daito Trust Construction Co., Ltd.	6,000	286,051
Daiwa House Industry Co., Ltd.	39,000	558,116
Daiwa Securities Group, Inc.	103,000	1,098,388
Denki Kagaku Kogyo KK	34,000	153,259
Denso Corp.	35,600	1,393,641
Dentsu, Inc.	142	402,502
Dowa Holdings Co., Ltd.	21,000	224,284
eAccess Ltd.	94	56,266
East Japan Railway Co.	255	1,967,513
Ebara Corp.	29,000	133,312
EDION Corp.	6,000	78,018
Eisai Co., Ltd.	18,500	808,365
Electric Power Development Co., Ltd.	11,000	437,766
Elpida Memory, Inc.*	7,700	339,582
FamilyMart Co., Ltd.	4,300	113,503
Fanuc Ltd.	14,300	1,477,328
Fast Retailing Co., Ltd.	3,900	277,791
Fuji Electric Holdings Co., Ltd.	41,000	208,455
Fuji Soft, Inc.	2,700	63,594
Fuji Television Network, Inc.	33	66,469
FujiFilm Holdings Corp.	36,100	1,615,521
Fujikura Ltd.	26,000	193,641
Fujitsu Ltd.	141,000	1,039,821
Fukuoka Financial Group, Inc.*	45,000	297,503
Furukawa Electric Co., Ltd.	51,000	282,079
Glory Ltd.	4,700	103,066
Goodwill Group, Inc.*	91	31,337
Gunma Bank Ltd.	27,000	181,791
Gunze Ltd.	14,000	81,868
Hachijuni Bank Ltd.	29,000	204,207
Hakuhodo DY Holdings, Inc.	1,680	111,068
Hankyu Department Stores, Inc.	11,000	117,214
Hankyu Hanshin Holdings, Inc.	91,000	481,145
Haseko Corp.*	77,500	229,746
Hikari Tsushin, Inc.	2,000	84,142
Hino Motors Ltd.	19,000	113,730
Hirose Electric Co., Ltd.	2,300	302,993
Hiroshima Bank Ltd.	37,000	205,247
Hitachi Cable Ltd.	12,000	70,368
Hitachi Capital Corp.	3,000	45,758
Hitachi Chemical Co., Ltd.	7,600	172,215
Hitachi Construction Machinery Co., Ltd.	7,600	264,804
Hitachi High-Technologies Corp.	5,000	129,949
Hitachi Ltd.	246,000	1,748,223
Hokkaido Electric Power Co., Inc.	13,600	295,472
Hokuhoku Financial Group, Inc.	85,000	275,452
Honda Motor Co., Ltd.	114,400	4,181,117
House Foods Corp.	5,400	83,023
Hoya Corp.	30,300	1,006,514
Ibiden Co., Ltd.	9,800	633,568
Idemitsu Kosan Co., Ltd.	1,400	156,914
Ihi Corp.	113,000	412,995
Inpex Holdings, Inc.	61	569,746
Isetan Co., Ltd.	13,800	226,964
Ito En Ltd.	4,300	141,442
Itochu Corp.	110,000	1,275,777
Itochu Techno-Solutions Corp.	2,300	90,412
Jafco Co., Ltd.	2,500	115,330
Japan Airlines Corp.*	66,000	124,361
Japan Petroleum Exploration Co.	2,200	155,630
Japan Prime Realty Investment Corp. (REIT)	42	164,077
Japan Real Estate Investment Corp. (REIT)	28	329,746
Japan Retail Fund Investment Corp. (REIT)	25	217,259
Japan Steel Works Ltd.	27,000	412,264
Japan Tobacco, Inc.	330	1,629,563
JFE Holdings, Inc.	41,400	2,578,989
JGC Corp.	15,000	281,421
Joyo Bank Ltd.	49,000	304,845
JS Group Corp.	20,000	406,091
JSR Corp.	13,200	318,944
JTEKT Corp.	14,300	258,997
Jupiter Telecommunications Co., Ltd.*	164	135,862
Kajima Corp.	76,000	318,506
Kamigumi Co., Ltd.	19,000	164,808
Kaneka Corp.	22,000	184,577
Kansai Electric Power Co., Inc.	56,600	1,340,012
Kansai Paint Co., Ltd.	16,000	140,215
Kao Corp.	39,000	1,010,437
Kawasaki Heavy Industries Ltd.	102,000	417,527
Kawasaki Kisen Kaisha Ltd.	41,000	501,823
KDDI Corp.	180	1,334,741
Keihin Electric Express Railway Co., Ltd.	32,000	211,557
Keio Corp.	43,000	286,376
Keisei Electric Railway Co., Ltd.	23,000	134,871
Keyence Corp.	2,700	590,546
Kikkoman Corp.	11,000	163,671
Kinden Corp.	9,000	78,213
Kintetsu Corp.	121,000	364,597
Kirin Holdings Co., Ltd.	58,000	868,175
KK DaVinci Advisors*	81	71,050
Kobe Steel Ltd.	203,000	771,606
Kokuyo Co., Ltd.	5,900	69,291
Komatsu Ltd.	66,500	1,933,563
Komori Corp.	4,000	93,888
Konami Corp.	6,900	158,315
Konica Minolta Holdings, Inc.	36,000	531,850
Kose Corp.	2,300	65,194
Kubota Corp.	92,000	747,208
Kuraray Co., Ltd.	27,000	316,873
Kurita Water Industries Ltd.	8,400	264,024
Kyocera Corp.	11,900	1,269,978
Kyowa Hakko Kogyo Co., Ltd.	23,000	217,251
Kyushu Electric Power Co., Inc.	27,800	729,291
Lawson, Inc.	4,500	155,695
Leopalace21 Corp.	9,500	324,832
Mabuchi Motor Co., Ltd.	2,000	122,640
Makita Corp.	8,400	373,864
Marubeni Corp.	117,000	964,508
Marui Co., Ltd.	21,300	269,007
Matsui Securities Co., Ltd.	9,200	82,417
Matsumotokiyoshi Co., Ltd.	2,700	59,318
Matsushita Electric Industrial Co., Ltd.	144,000	2,859,533
Matsushita Electric Works Ltd.	27,000	345,600
Mediceo Paltac Holdings Co., Ltd.	12,200	187,075
Meiji Dairies Corp.	20,000	127,513
Meiji Seika Kaisha Ltd.	24,000	109,742
Meitec Corp.	2,500	71,675

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Millea Holdings, Inc.	58,900	$2,420,581
Minebea Co., Ltd.	28,000	158,506
Mitsubishi Chemical Holdings Corp.	86,000	790,676
Mitsubishi Corp.	101,200	2,654,830
Mitsubishi Electric Corp.	144,000	1,335,618
Mitsubishi Estate Co., Ltd.	86,000	2,339,898
Mitsubishi Gas Chemical Co., Inc.	29,000	265,446
Mitsubishi Heavy Industries Ltd.	241,000	1,548,272
Mitsubishi Logistics Corp.	8,000	131,898
Mitsubishi Materials Corp.	84,000	459,143
Mitsubishi Rayon Co., Ltd.	41,000	292,703
Mitsubishi UFJ Financial Group, Inc.	604	6,671,594
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,770	124,636
Mitsubishi UFJ Securities Co.	19,000	213,417
Mitsui & Co., Ltd.	114,000	2,273,056
Mitsui Chemicals, Inc.	49,000	372,897
Mitsui Engineering & Shipbuilding Co., Ltd.	57,000	305,080
Mitsui Fudosan Co., Ltd.	61,000	1,714,193
Mitsui Mining & Smelting Co., Ltd.	44,000	205,840
Mitsui O.S.K. Lines Ltd.	82,000	1,114,867
Mitsui Sumitomo Insurance Co., Ltd.	89,000	1,143,537
Mitsui Trust Holdings, Inc.	48,000	418,696
Mitsukoshi Ltd.	31,000	155,346
Mitsumi Electric Co., Ltd.	5,200	186,672
Mizuho Financial Group, Inc.	709	4,911,894
Murata Manufacturing Co., Ltd.	15,900	1,199,683
Namco Bandai Holdings, Inc.	15,100	238,657
NEC Corp.	153,000	792,804
NEC Electronics Corp.*	2,700	71,050
NGK Insulators Ltd.	20,000	492,183
NGK Spark Plug Co., Ltd.	13,000	226,477
NHK Spring Co., Ltd.	11,000	106,047
Nichirei Corp.	19,000	97,990
Nidec Corp.	8,100	476,296
Nikko Cordial Corp.	28,500	372,902
Nikon Corp.	22,000	614,660
Nintendo Co., Ltd.	7,200	2,637,320
Nippon Building Fund, Inc.	33	458,315
Nippon Electric Glass Co., Ltd.	25,000	441,624
Nippon Express Co., Ltd.	61,000	347,297
Nippon Kayaku Co., Ltd.	12,000	95,123
Nippon Light Metal Co., Ltd.	35,000	91,533
Nippon Meat Packers, Inc.	13,000	157,320
Nippon Mining Holdings, Inc.	64,500	619,200
Nippon Oil Corp.	91,000	846,993
Nippon Paper Group, Inc.	64	213,117
Nippon Sheet Glass Co., Ltd.	45,000	205,766
Nippon Shokubai Co., Ltd.	9,000	80,041
Nippon Steel Corp.	431,000	3,038,441
Nippon Telegraph & Telephone Corp.	398	1,768,171
Nippon Yusen KK	82,000	753,235
Nishi-Nippon City Bank Ltd.	49,000	179,484
Nishimatsu Construction Co., Ltd.	19,000	67,127
Nissan Chemical Industries Ltd.	11,000	129,454
Nissan Motor Co., Ltd.	165,800	1,778,857
Nisshin Seifun Group, Inc.	14,500	143,557
Nisshin Steel Co., Ltd.	58,000	265,210
Nisshinbo Industries, Inc.	11,000	153,844
Nissin Food Products Co., Ltd.	6,600	221,385
Nitori Co., Ltd.	2,750	137,360
Nitto Denko Corp.	12,400	626,420
NOK Corp.	8,100	171,046
Nomura Holdings, Inc.	133,800	2,608,081
Nomura Real Estate Holdings, Inc.	3,400	110,733
Nomura Real Estate Office Fund, Inc. (REIT)	17	183,635
Nomura Research Institute Ltd.	8,600	253,547
NSK Ltd.	32,000	331,630
NTN Corp.	28,000	241,738
NTT Data Corp.	97	460,873
NTT DoCoMo, Inc.	1,200	1,900,508
NTT Urban Development Corp.	83	161,113
Obayashi Corp.	50,000	272,893
Obic Co., Ltd.	500	98,883
Odakyu Electric Railway Co., Ltd.	48,000	296,284
OJI Paper Co., Ltd.	63,000	306,493
Oki Electric Industry Co., Ltd.*	48,000	89,275
OKUMA Corp.	11,000	174,303
Okumura Corp.	11,000	56,374
Olympus Corp.	17,000	664,122
Omron Corp.	15,900	418,404
Onward Kashiyama Co., Ltd.	10,000	127,756
Oracle Corp. Japan	2,800	123,712
Oriental Land Co., Ltd.	3,900	203,671
ORIX Corp.	6,780	1,786,891
Osaka Gas Co., Ltd.	147,000	546,810
OSG Corp.	6,300	86,882
Otsuka Corp.	1,200	114,128
Park24 Co., Ltd.	7,500	75,533
Pioneer Corp.	11,000	149,823
Promise Co., Ltd.	5,550	171,289
QP Corp.	7,300	70,199
Rakuten, Inc.	494	166,506
Resona Holdings, Inc.	437	1,047,025
Ricoh Co., Ltd.	50,000	1,157,360
Rinnai Corp.	2,800	87,553
Rohm Co., Ltd.	7,400	658,112
Round One Corp.	30	54,579
Ryohin Keikaku Co., Ltd.	1,800	111,545
Sanken Electric Co., Ltd.	8,000	77,645
Sankyo Co., Ltd.	4,200	177,040
Santen Pharmaceutical Co., Ltd.	5,300	129,137
Sanwa Shutter Corp.	16,000	92,784
Sanyo Electric Co., Ltd.*	116,000	190,311
Sapporo Hokuyo Holdings, Inc.	22	243,005
Sapporo Holdings Ltd.	19,000	120,828
SBI E*Trade Securities Co., Ltd.	114	121,291
SBI Holdings, Inc.	707	224,804
Secom Co., Ltd.	15,600	736,130
Sega Sammy Holdings, Inc.	18,900	306,238
Seiko Epson Corp.	9,500	275,452
Seino Holdings Corp.	11,000	104,260
Sekisui Chemical Co., Ltd.	34,000	263,163
Sekisui House Ltd.	38,000	507,695
Seven & I Holdings Co., Ltd.	60,400	1,726,765
Sharp Corp.	74,000	1,406,376
Shimachu Co., Ltd.	3,100	83,590
Shimamura Co., Ltd.	1,600	171,013
Shimano, Inc.	5,100	175,212
Shimizu Corp.	46,000	267,127
Shin-Etsu Chemical Co., Ltd.	30,500	2,182,376
Shinko Electric Industries Co., Ltd.	5,000	108,020
Shinko Securities Co., Ltd.	41,000	212,451
Shinsei Bank Ltd.	106,000	428,735
Shionogi & Co., Ltd.	21,000	342,822

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Shiseido Co., Ltd.	24,000	$512,650
Shizuoka Bank Ltd.	43,000	436,548
Showa Denko KK	83,000	300,654
Showa Shell Sekiyu KK	13,600	168,889
SMC Corp.	4,300	572,751
Softbank Corp.	54,400	1,175,261
Sojitz Corp.	74,400	333,554
Sompo Japan Insurance, Inc.	61,000	747,606
Sony Corp.	73,800	3,794,144
Stanley Electric Co., Ltd.	11,000	239,431
Sumco Corp.	8,600	432,357
Sumitomo Bakelite Co., Ltd.	15,000	105,137
Sumitomo Chemical Co., Ltd.	118,000	793,535
Sumitomo Corp.	78,700	1,438,173
Sumitomo Electric Industries Ltd.	52,900	788,828
Sumitomo Heavy Industries Ltd.	42,000	476,540
Sumitomo Metal Industries Ltd.	310,000	1,827,898
Sumitomo Metal Mining Co., Ltd.	41,000	890,761
Sumitomo Mitsui Financial Group, Inc.	492	4,595,330
Sumitomo Osaka Cement Co., Ltd.	28,000	74,363
Sumitomo Realty & Development Co., Ltd.	28,000	914,193
Sumitomo Rubber Industries, Inc.	12,800	153,028
Sumitomo Titanium Corp.	1,300	121,632
Sumitomo Trust & Banking Co., Ltd.	94,000	897,056
Suruga Bank Ltd.	15,000	189,198
Suzuken Co., Ltd.	5,000	156,345
T&D Holdings, Inc.	14,800	1,001,291
Taiheiyo Cement Corp.	69,000	305,982
Taisei Corp.	73,000	247,237
Taisho Pharmaceutical Co., Ltd.	10,000	198,579
Taiyo Nippon Sanso Corp.	21,000	162,542
Taiyo Yuden Co., Ltd.	8,000	185,503
Takara Holdings, Inc.	13,000	86,790
Takashimaya Co., Ltd.	22,000	278,026
Takeda Pharmaceutical Co., Ltd.	62,000	4,008,284
Takefuji Corp.	7,950	267,314
Tanabe Seiyaku Co., Ltd.	15,000	178,843
TDK Corp.	9,200	890,672
Teijin Ltd.	62,000	339,395
Terumo Corp.	12,400	479,383
THK Co., Ltd.	9,600	240,926
TIS, Inc.	2,700	62,059
Tobu Railway Co., Ltd.	63,000	285,003
Toda Corp.	16,000	85,247
Toho Co., Ltd.	8,200	148,516
Toho Titanium Co., Ltd.	2,000	81,218
Tohoku Electric Power Co., Inc.	31,300	702,899
Tokai Rika Co., Ltd.	3,600	98,534
Tokuyama Corp.	17,000	221,742
Tokyo Broadcasting System, Inc.	2,700	82,672
Tokyo Electric Power Co., Inc.	89,300	2,872,106
Tokyo Electron Ltd.	12,500	921,827
Tokyo Gas Co., Ltd.	165,000	782,619
Tokyo Seimitsu Co., Ltd.	2,800	108,475
Tokyo Steel Manufacturing Co., Ltd.	8,200	128,802
Tokyo Tatemono Co., Ltd.	21,000	262,148
Tokyu Corp.	84,000	562,160
Tokyu Land Corp.	31,000	330,583
TonenGeneral Sekiyu KK	21,000	205,182
Toppan Printing Co., Ltd.	42,000	451,980
Toray Industries, Inc.	99,000	732,499
Toshiba Corp.	233,000	2,034,315
Tosoh Corp.	35,000	194,721
TOTO Ltd.	20,000	173,320
Toyo Seikan Kaisha Ltd.	12,400	239,691
Toyo Suisan Kaisha Ltd.	6,000	108,183
Toyobo Co., Ltd.	47,000	134,749
Toyoda Gosei Co., Ltd.	4,600	130,014
Toyota Boshoku Corp.	4,600	116,564
Toyota Industries Corp.	13,400	623,610
Toyota Motor Corp.	198,900	12,600,365
Toyota Tsusho Corp.	16,400	379,614
Trend Micro, Inc.	8,000	258,599
Ube Industries Ltd.	73,000	225,299
Uni-Charm Corp.	3,000	170,315
Uny Co., Ltd.	13,000	154,575
Ushio, Inc.	8,400	186,591
USS Co., Ltd.	1,740	110,936
Wacoal Holdings Corp.	7,000	86,416
West Japan Railway Co.	124	578,079
Yahoo! Japan Corp.	1,142	388,164
Yakult Honsha Co., Ltd.	8,200	207,789
Yamada Denki Co., Ltd.	6,240	652,761
Yamaha Corp.	13,100	272,374
Yamaha Motor Co., Ltd.	13,800	401,251
Yamato Holdings Co., Ltd.	29,000	410,534
Yamazaki Baking Co., Ltd.	8,000	68,353
Yaskawa Electric Corp.	16,000	182,449
Yokogawa Electric Corp.	15,900	213,593
Zeon Corp.	12,000	127,675

		220,097,737

Luxembourg (1.1%)
Oriflame Cosmetics S.A. (SDR)	2,850	134,391
Tenaris S.A. (ADR)^	389,700	19,079,716

		19,214,107

Netherlands (3.4%)
ABN AMRO Holding N.V.	138,902	6,401,291
Aegon N.V.	111,250	2,204,363
Akzo Nobel N.V.	19,918	1,724,234
Arcelor Mittal	66,561	4,195,348
ASML Holding N.V.*	34,711	963,081
Corio N.V.	3,072	241,900
Corporate Express N.V.	10,548	162,463
European Aeronautic Defence and Space Co. N.V.	24,581	802,451
Fugro N.V. (CVA)	4,209	268,028
Hagemeyer N.V.	36,798	190,750
Heineken N.V.	17,950	1,056,564
ING Groep N.V. (CVA)	138,812	6,160,421
James Hardie Industries N.V. (CDI)	35,044	259,074
Koninklijke Ahold N.V.*	115,624	1,460,063
Koninklijke DSM N.V.	10,722	530,402
Koninklijke Philips Electronics N.V.	84,025	3,589,116
OCE N.V.	5,658	110,579
Qiagen N.V.*	10,364	186,561
Randstad Holding N.V.	3,931	313,106
Reed Elsevier N.V.	52,107	997,212
Rodamco Europe N.V.	4,004	537,586
Royal Dutch Shell plc, Class A	270,015	11,028,700
Royal Dutch Shell plc, Class B	202,379	8,465,258
Royal KPN N.V.	141,358	2,357,073
Royal Numico N.V.	13,175	687,055
SBM Offshore N.V.	10,290	394,134
TNT N.V.	31,988	1,447,323
Unilever N.V. (CVA)	129,416	4,039,143
Vedior N.V. (CVA)	12,623	379,449
Wereldhave N.V.	1,497	209,622

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Wolters Kluwer N.V.	21,462	$657,931

		62,020,281

New Zealand (0.1%)
Auckland International Airport Ltd.	71,009	179,550
Contact Energy Ltd.	20,745	144,091
Fisher & Paykel Appliances Holdings Ltd.	19,382	51,997
Fisher & Paykel Healthcare Corp.	37,792	98,181
Fletcher Building Ltd.	36,271	345,322
Kiwi Income Property Trust	51,385	65,361
Sky City Entertainment Group Ltd.	33,041	129,394
Sky Network Television Ltd.	13,628	59,148
Telecom Corp of New Zealand Ltd.	148,254	524,586
Vector Ltd.	18,739	39,293

		1,636,923

Norway (0.5%)
Aker Kvaerner ASA	11,800	300,155
DnB NOR ASA	53,900	696,492
DNO ASA*	55,000	115,560
Marine Harvest ASA*	194,000	211,207
Norsk Hydro ASA	51,800	2,002,798
Norske Skogindustrier ASA	11,600	167,599
Ocean RIG ASA*	11,800	87,845
Orkla ASA	61,040	1,159,325
Petroleum Geo-Services ASA*	12,430	310,384
Prosafe ASA	13,240	212,174
Renewable Energy Corp. A/S*	12,600	491,440
Schibsted ASA	3,400	155,674
Statoil ASA	48,900	1,521,660
Storebrand ASA	16,300	254,577
Tandberg ASA	8,600	193,600
Telenor ASA*	62,000	1,216,985
TGS Nopec Geophysical Co. ASA*	7,650	156,971
Tomra Systems ASA	11,200	98,193
Yara International ASA	13,250	399,953

		9,752,592

Portugal (0.2%)
Banco BPI S.A. (Registered)	18,454	164,346
Banco Commercial Portuguese S.A. (Registered)	158,557	888,439
Banco Espirito Santo S.A.	16,464	367,227
Brisa Auto-Estradas de Portugal S.A.	21,885	294,721
Cimpor Cimentos de Portugal SGPS S.A.	14,505	137,226
Energias de Portugal S.A.	146,992	813,690
Jeronimo Martins SGPS S.A.	13,750	81,326
Portugal Telecom SGPS S.A. (Registered)	60,908	843,319
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	7,845	126,458
Sonae Industria SGPS S.A.*	4,483	65,226
Sonae SGPS S.A.	57,646	163,844

		3,945,822

Singapore (0.6%)
Allgreen Properties Ltd.	51,000	69,633
Ascendas Real Estate Investment Trust (REIT)	72,000	138,285
CapitaCommercial Trust (REIT)	71,000	135,901
CapitaLand Ltd.	112,000	592,651
CapitaMall Trust (REIT)	74,000	204,005
Chartered Semiconductor Manufacturing Ltd.*	72,000	63,498
City Developments Ltd.	37,000	418,161
ComfortDelgro Corp., Ltd.	137,000	195,107
Cosco Corp. Singapore Ltd.	57,000	139,265
DBS Group Holdings Ltd.	83,000	1,236,257
Fraser and Neave Ltd.	60,000	213,621
Haw Par Corp., Ltd.	8,000	39,980
Jardine Cycle & Carriage Ltd.	10,000	102,564
Keppel Corp., Ltd.	81,000	661,440
Keppel Land Ltd.	26,000	148,620
Neptune Orient Lines Ltd.	30,000	103,871
Olam International Ltd.	48,000	96,580
Oversea-Chinese Banking Corp.	185,000	1,105,830
Parkway Holdings Ltd.	44,000	114,976
SembCorp Industries Ltd.	64,000	238,315
SembCorp Marine Ltd.	42,000	134,444
Singapore Airlines Ltd.	41,000	503,544
Singapore Exchange Ltd.	58,000	371,321
Singapore Land Ltd.	9,000	67,026
Singapore Petroleum Co., Ltd.	13,000	48,832
Singapore Post Ltd.	104,000	86,284
Singapore Press Holdings Ltd.	111,000	336,462
Singapore Technologies Engineering Ltd.	96,000	225,772
Singapore Telecommunications Ltd.	584,000	1,297,142
SMRT Corp., Ltd.	49,000	63,061
Suntec Real Estate Investment Trust (REIT)	72,000	91,249
United Overseas Bank Ltd.	89,000	1,279,112
UOL Group Ltd.	37,000	140,193
Venture Corp., Ltd.	17,000	174,359
Want Want Holdings Ltd.	32,000	73,600
Wing Tai Holdings Ltd.	35,000	91,001

		11,001,962

South Korea (0.0%)
Woori Credit Suisse Europe Dividend Equity Investment Trust*	15,500	151,448

Spain (2.3%)
Abertis Infraestructuras S.A.	16,713	520,943
Acciona S.A.	2,093	573,069
Acerinox S.A.	11,203	275,051
ACS Actividades Cons y Services	15,576	997,568
Altadis S.A.	18,830	1,253,884
Antena 3 de Television S.A.*	6,076	126,972
Banco Bilbao Vizcaya Argentaria S.A.	260,509	6,417,060
Banco Popular Espanol S.A.	62,147	1,162,439
Banco Santander Central Hispano S.A.	459,509	8,514,119
Cintra Concesiones de Infraestructuras de Transporte S.A.	14,767	235,839
Ebro Puleva S.A.	6,105	131,957
Endesa S.A.	46,596	2,535,857
Fomento de Construcciones y Contratas S.A.	3,334	302,105
Gamesa Corp. Tecnologica S.A.	12,462	455,401
Gas Natural SDG S.A.	11,469	700,540
Gestevision Telecinco S.A.	7,105	202,326
Grupo Ferrovial S.A.	4,620	456,777
Iberdrola S.A.	63,074	3,545,310
Iberia Lineas Aereas de Espana S.A.	34,293	171,731

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Inditex S.A.	15,964	$945,715
Indra Sistemas S.A.	8,306	208,197
Mapfre S.A.	40,865	203,536
Promotora de Informaciones S.A.	5,511	121,729
Repsol YPF S.A.	58,202	2,304,123
Sacyr Vallehermoso S.A.	6,252	302,339
Sociedad General de Aguas de Barcelona S.A., Class A	4,319	158,940
Sogecable S.A.*	3,465	145,615
Telefonica S.A.	327,130	7,323,148
Union Fenosa S.A.	7,803	418,742
Zardoya Otis S.A.	7,636	300,747
Zeltia S.A.*	11,389	107,593

		41,119,372

Sweden (1.7%)
Alfa Laval AB	6,950	421,723
Assa Abloy AB, Class B	22,800	505,059
Atlas Copco AB, Class A	49,200	827,290
Atlas Copco AB, Class A (Redemption Shares)	23,200	135,349
Atlas Copco AB, Class B	15,100	238,449
Axfood AB	2,150	76,390
Billerud AB	3,200	48,661
Boliden AB	21,250	443,537
Boliden AB (Redemption Shares)*	20,700	36,169
Castellum AB	11,700	141,563
D. Carnegie AB	5,200	91,429
Electrolux AB, Class B	18,700	445,681
Elekta AB, Class B	6,200	107,878
Eniro AB	13,100	167,121
Fabege AB	10,200	112,601
Getinge AB, Class B	12,600	273,124
Hennes & Mauritz AB, Class B	34,850	2,071,372
Hoganas AB, Class B	1,700	50,583
Holmen AB, Class B	3,900	165,655
Husqvarna AB, Class B	24,700	352,124
Kungsleden AB	10,300	129,141
Lundin Petroleum AB*	18,200	182,287
Modern Times Group AB, Class B	3,725	241,554
Nobia AB	10,400	130,015
Nordea Bank AB	152,200	2,392,312
OMX AB	6,000	179,846
Sandvik AB	69,400	1,410,487
SAS AB*	5,500	127,464
Scania AB, Class B	6,550	160,896
Securitas AB, Class B	24,000	382,501
Securitas Direct AB, Class B*	23,000	62,215
Securitas Systems AB, Class B	22,000	75,272
Skandinaviska Enskilda Banken AB, Class A	33,900	1,100,392
Skanska AB, Class B	27,400	590,932
SKF AB, Class B	30,800	650,749
Ssab Svenskt Stal AB, Class A	11,000	454,366
Ssab Svenskt Stal AB, Class B	4,800	183,881
Svenska Cellulosa AB, Class B	18,900	317,800
Svenska Handelsbanken AB, Class A	37,300	1,049,867
Swedish Match AB	20,200	391,347
Tele2 AB, Class B	22,300	366,004
Telefonaktiebolaget LM Ericsson, Class B	1,087,000	4,364,402
TeliaSonera AB	164,000	1,210,960
Trelleborg AB, Class B	6,000	166,247
Volvo AB, Class A	34,700	715,391
Volvo AB, Class B	327,100	6,552,331
Wihlborgs Fastigheter AB	2,100	37,230

		30,337,647

Switzerland (4.9%)
ABB Ltd. (Registered)	152,457	3,469,754
Adecco S.A. (Registered)	9,551	742,421
Ciba Speciality Chemicals AG (Registered)	5,181	338,260
Clariant AG (Registered)*	17,093	278,470
Compagnie Financiere Richemont AG, Class A	38,899	2,340,628
Credit Suisse Group (Registered)	81,389	5,820,163
Geberit AG (Registered)	502	85,893
Givaudan S.A. (Registered)	466	461,613
Holcim Ltd. (Registered)	14,611	1,588,490
Kudelski S.A.	2,573	90,576
Kuehne & Nagel International AG (Registered)	3,958	365,503
Kuoni Reisen Holding AG (Registered)	204	122,918
Logitech International S.A. (Registered)*	12,075	323,746
Lonza Group AG (Registered)	3,246	299,222
Nestle S.A. (Registered)	56,001	21,364,282
Nobel Biocare Holding AG	1,745	572,143
Novartis AG (Registered)	215,310	12,162,415
OC Oerlikon Corp. AG (Registered)*	452	240,894
Phonak Holding AG	3,389	305,190
PSP Swiss Property AG (Registered)*	3,227	181,230
Rieter Holdings AG (Registered)	324	169,891
Roche Holding AG	52,000	9,254,851
Schindler Holding AG (PC)	3,707	247,336
SGS S.A. (Registered)	335	398,215
STMicroelectronics N.V.	50,063	972,323
Straumann Holding AG (Registered)	572	161,087
Sulzer AG (Registered)	270	350,569
Swatch Group AG	2,323	663,714
Swatch Group AG (Registered)	3,963	225,484
Swiss Life Holding (Registered)	2,462	653,040
Swiss Reinsurance (Registered)	26,106	2,391,536
Swisscom AG (Registered)	1,613	552,963
Syngenta AG (Registered)	7,670	1,501,976
Synthes, Inc.	4,324	520,013
UBS AG (Registered)	226,751	13,662,606
Xstrata plc	45,536	2,731,339
Zurich Financial Services AG (Registered)	10,571	3,282,073

		88,892,827

United Kingdom (16.1%)
3i Group plc	33,729	789,069
Acergy S.A.	14,200	322,675
Aegis Group plc	61,743	170,481
Aggreko plc	18,302	211,142
Amec plc	24,198	286,450
Anglo American plc	376,479	22,264,424
ARM Holdings plc	95,569	281,151
Arriva plc	14,526	201,271
AstraZeneca plc	111,951	6,031,622
Aviva plc	188,250	2,810,616
BAE Systems plc	822,377	6,688,232
Balfour Beatty plc	31,639	281,457
Barclays plc	483,518	6,757,829
Barratt Developments plc	21,454	427,802
BBA Aviation plc	29,586	162,045

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Bellway plc	8,233	$208,312
Berkeley Group Holdings plc*	6,085	217,626
BG Group plc	251,565	4,149,954
BHP Billiton plc	176,979	4,939,944
Biffa plc	25,174	137,248
Bovis Homes Group plc	8,761	157,105
BP plc	1,429,193	17,305,878
British Airways plc*	42,766	359,401
British American Tobacco plc	427,876	14,589,518
British Energy Group plc	76,600	832,169
British Land Co. plc (REIT)	39,307	1,057,694
British Sky Broadcasting Group plc	83,480	1,072,872
Brixton plc (REIT)	19,350	170,387
BT Group plc	614,258	4,101,361
Bunzl plc	24,834	346,840
Burberry Group plc	32,245	444,841
Cable & Wireless plc	176,155	688,018
Cadbury Schweppes plc	344,987	4,710,827
Capita Group plc	45,466	662,840
Carnival plc	12,773	611,740
Carphone Warehouse Group plc	29,014	192,414
Cattles plc	26,102	205,469
Centrica plc	268,410	2,093,993
Charter plc*	12,128	269,114
Close Brothers Group plc	9,475	163,820
Cobham plc	82,448	336,923
Compass Group plc	148,112	1,028,343
Cookson Group plc	13,920	198,185
CSR plc*	9,372	147,454
Daily Mail & General Trust	21,965	337,646
Davis Service Group plc	12,262	153,280
De La Rue plc	11,547	180,631
Diageo plc	793,241	16,518,452
DSG International plc	136,849	436,118
Electrocomponents plc	30,903	164,449
Emap plc	15,603	257,866
EMI Group plc	58,896	316,961
Enterprise Inns plc	40,791	564,377
First Choice Holidays plc	36,098	231,238
Firstgroup plc	31,622	424,181
FKI plc	42,309	107,475
Friends Provident plc	134,962	485,663
G4S plc	84,301	358,038
Galiform plc*	43,177	118,134
George Wimpey plc	29,249	295,437
GKN plc	51,342	410,595
GlaxoSmithKline plc	422,170	11,063,262
Great Portland Estates plc (REIT)	12,064	160,495
Hammerson plc (REIT)	21,745	626,173
Hanson plc	52,192	1,129,817
Hays plc	108,231	372,193
HBOS plc	276,165	5,465,259
Home Retail Group plc	64,208	591,817
HSBC Holdings plc	863,681	15,869,378
ICAP plc	38,169	378,637
IMI plc	25,073	299,829
Imperial Chemical Industries plc	87,672	1,095,057
Imperial Tobacco Group plc	49,689	2,301,936
Inchcape plc	33,260	334,615
Intercontinental Hotels Group plc	21,799	544,556
International Power plc	109,206	941,879
Intertek Group plc	11,336	223,996
Invensys plc*	58,264	448,110
Invesco plc	58,747	762,675
Investec plc	26,578	343,177
ITV plc	285,395	654,482
J Sainsbury plc	115,557	1,356,333
Johnson Matthey plc	16,033	544,754
Kelda Group plc	19,904	376,710
Kesa Electricals plc	37,825	239,073
Kingfisher plc	175,058	796,225
Ladbrokes plc	46,900	407,799
Land Securities Group plc (REIT)	35,699	1,249,508
Legal & General Group plc	478,625	1,442,652
Liberty International plc	18,821	432,747
Lloyds TSB Group plc	418,296	4,670,291
LogicaCMG plc	115,762	352,761
London Stock Exchange Group plc	11,522	313,511
Man Group plc	132,334	1,618,357
Marks & Spencer Group plc	124,462	1,569,574
Meggitt plc	48,641	300,842
Meinl European Land Ltd.*	21,949	629,488
Michael Page International plc	24,792	261,619
Misys plc	36,001	169,529
Mitchells & Butlers plc	29,527	521,484
National Express Group plc	9,297	199,575
National Grid plc	198,654	2,944,009
Next plc	17,735	715,479
Old Mutual plc	382,898	1,298,668
PartyGaming plc*	99,702	61,565
Pearson plc	59,092	1,000,326
Persimmon plc	20,803	483,749
Premier Farnell plc	27,068	108,711
Provident Financial plc	18,650	263,094
Prudential plc	181,467	2,601,845
Punch Taverns plc	19,404	479,272
Rank Group plc	28,085	105,040
Reckitt Benckiser plc	44,728	2,456,531
Reed Elsevier plc	93,194	1,209,879
Rentokil Initial plc	135,309	436,101
Resolution plc	50,493	634,733
Reuters Group plc	93,532	1,162,616
Rexam plc	48,325	483,994
Rio Tinto plc	431,418	33,154,472
Rolls-Royce Group plc	132,830	1,436,373
Royal & Sun Alliance Insurance Group	232,358	678,900
Royal Bank of Scotland Group plc	693,712	8,817,963
SABMiller plc	66,456	1,689,481
Sage Group plc	97,635	459,763
Schroders plc	8,035	206,690
Scottish & Newcastle plc	58,591	753,591
Scottish & Southern Energy plc	63,151	1,837,529
Segro plc	35,433	444,706
Serco Group plc	35,753	323,978
Severn Trent plc	17,058	473,735
Signet Group plc	122,839	256,540
Smith & Nephew plc	69,119	859,159
Smiths Group plc	28,252	672,284
Smiths Group plc, Class B*	42,248	292,692
SSL International plc	13,658	119,786
Stagecoach Group plc	38,170	140,076
Standard Life plc	154,320	1,023,412
Stolt-Nielsen S.A.	2,600	86,638
Tate & Lyle plc	35,830	408,318
Taylor Wimpey plc	42,452	307,532
Tesco plc	587,825	4,940,023
Thomas Cook Group plc*	35,000	227,719
Tomkins plc	62,363	325,601
Travis Perkins plc	8,463	322,897

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Trinity Mirror plc	21,092	$224,057
Tullett Prebon plc	12,986	116,695
Unilever plc	98,909	3,207,701
United Business Media plc	18,267	291,622
United Utilities plc	64,297	916,070
Vodafone Group plc	3,874,932	13,056,944
Whitbread plc	14,419	512,210
William Hill plc	25,989	320,959
Wolseley plc	48,305	1,165,956
WPP Group plc	86,096	1,294,077
Yell Group plc	58,320	541,352

		289,860,385

United States (9.9%)
Cooper Industries Ltd., Class A	245,100	13,992,759
GlobalSantaFe Corp.	408,100	29,485,229
IPSCO, Inc.	96,300	15,300,148
Noble Corp.	306,600	29,899,636
Schlumberger Ltd.^	353,800	30,051,776
Transocean, Inc.*	297,400	31,518,456
Weatherford International Ltd.*	496,600	27,432,188

		177,680,192

Total Common Stocks (87.0%) (Cost $1,438,878,231)		1,570,279,050

RIGHTS:
Australia (0.0%)
Westfield Group, expiring 7/21/07*	119,726	883

Hong Kong (0.0%)
New World Development Ltd., expiring 7/31/07*	183,000	1,771

Italy (0.0%)
Unipol S.p.A., expiring 7/29/09*	64,811	—

Spain (0.0%)
Zardoya Otis S.A.*	7,536	28,865

Total Rights (0.0%) (Cost $—)		31,519

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (9.8%)
iShares FTSE/Xinhua China 25 Index Fund^	25,600	3,298,560
iShares MSCI Canada Index Fund^	31,230	932,528
iShares MSCI EAFE Growth Index Fund	44,240	3,350,295
iShares MSCI EAFE Index Fund^	556,040	44,911,355
iShares MSCI EAFE Value Index Fund^	257,060	20,130,373
iShares MSCI Emerging Markets Index Fund^	68,870	9,066,736
iShares MSCI Hong Kong Index Fund^	103,620	1,763,612
iShares MSCI Japan Index Fund^	941,940	13,667,549
iShares MSCI Pacific ex-Japan Index Fund^	53,570	7,848,005
iShares MSCI Singapore Index Fund^	130,460	1,779,474
iShares S&P Europe 350 Index Fund^	556,260	65,043,486
iShares S&P Latin America 40 Index Fund^	17,020	3,628,664

Total Investment Companies (9.8%) (Cost $173,384,863)		175,420,637

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (0.1%)
U.S. Treasury Bills 4.63%, 9/27/07 (p)#	$1,450,000	1,433,601

Short-Term Investments of Cash Collateral for Securities Loaned (8.2%)
Amsterdam Funding Corp.
5.35%, 7/2/07	4,997,771	4,997,771
Atlantic Asset Securitization LLC
5.37%, 7/2/07	4,997,763	4,997,763
Charta LLC
5.37%, 7/2/07	4,997,763	4,997,763
Dresdner U.S. Finance, Inc.
5.33%, 7/2/07	1,999,112	1,999,112
Ebbets Funding plc
5.44%, 7/2/07	3,498,413	3,498,413
Intesa Funding LLC
5.33%, 7/2/07	1,999,112	1,999,112
KBC Financial Products
5.35%, 7/2/07	5,997,325	5,997,325
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	105,636,385	105,636,385
Rhein-Main Securitisation Ltd.
5.39%, 7/5/07	4,993,275	4,993,275
Total Capital S.A.
5.34%, 7/2/07	4,997,775	4,997,775
Tulip Funding Corp.
5.38%, 7/30/07	4,976,222	4,976,222

Total Short-Term Investments of Cash Collateral for Securities Loaned		149,090,916

Time Deposit (2.8%)
JPMorgan Chase Nassau
4.76%, 7/2/07	49,951,058	49,951,058

Total Short-Term Investments (11.1%) (Cost/Amortized Cost $200,475,585)		200,475,575

Total Investments (107.9%) (Cost/Amortized Cost $1,812,738,679)		1,946,206,781
Other Assets Less Liabilities (-7.9%)		(141,661,938)

Net Assets (100.0%)		$1,804,544,843

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

#	All, or a portion of security held by broker as collateral for financial futures contracts.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR	—	American Depositary Receipt
CDI	—	Chess Depositary Receipt
CVA	—	Dutch Certification
PC	—	Swiss Certification
SDR	—	Swedish Certification

At June 30, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/07	Unrealized Appreciation/ (Depreciation)
Hang Seng Index	7	July-07	$978,062	$979,161	$1,099
SPI 200	18	September-07	2,395,130	2,394,738	(392)
CAC40 10EUR	11	September-07	894,199	910,174	15,975
Dow Jones Euro Stock 50 Index	161	September-07	9,695,005	9,838,431	143,426
FTSE 100 Index	54	September-07	7,169,641	7,198,075	28,434
TOPIX Index	46	September-07	6,658,664	6,631,472	(27,192)

					$161,350

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks, long-term corporate debt securities, and Investment Companies	$1,558,466,518
Net Proceeds of Sales and Redemptions:
Stocks, long-term corporate debt securities, and Investment Companies	$1,465,153,630

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$147,646,688
Aggregate gross unrealized depreciation	(25,404,048)

Net unrealized appreciation	$122,242,640

Federal income tax cost of investments	$1,823,964,141

At June 30, 2007, the Portfolio had loaned securities with a total value of $147,632,345. This was secured by collateral of $149,090,916 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.2%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	3,000	$104,280
Johnson Controls, Inc.	2,800	324,156

		428,436

Automobiles (0.2%)
Ford Motor Co.^	27,000	254,340
General Motors Corp.^	8,100	306,180
Harley-Davidson, Inc.	3,700	220,557

		781,077

Distributors (0.0%)
Genuine Parts Co.^	2,400	119,040

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	2,000	116,860
H&R Block, Inc.^	4,600	107,502

		224,362

Hotels, Restaurants & Leisure (1.4%)
Carnival Corp.	6,300	307,251
Darden Restaurants, Inc.	2,000	87,980
Harrah’s Entertainment, Inc.	2,700	230,202
Hilton Hotels Corp.	5,600	187,432
Intercontinental Hotels Group plc (ADR)	66,582	1,649,906
International Game Technology	4,800	190,560
Marriott International, Inc., Class A	4,700	203,228
McDonald’s Corp.	17,100	867,996
Starbucks Corp.*	10,600	278,144
Starwood Hotels & Resorts Worldwide, Inc.	3,100	207,917
Wendy’s International, Inc.	1,200	44,100
Wyndham Worldwide Corp.*^	2,600	94,276
Yum! Brands, Inc.	7,500	245,400

		4,594,392

Household Durables (0.4%)
Black & Decker Corp.	900	79,479
Centex Corp.	1,700	68,170
D.R. Horton, Inc.^	3,900	77,727
Fortune Brands, Inc.	2,200	181,214
Harman International Industries, Inc.	900	105,120
KB Home	1,100	43,307
Leggett & Platt, Inc.^	2,500	55,125
Lennar Corp., Class A	2,000	73,120
Newell Rubbermaid, Inc.	4,000	117,720
Pulte Homes, Inc.^	3,000	67,350
Snap-On, Inc.	800	40,408
Stanley Works	1,200	72,840
Whirlpool Corp.	1,100	122,320

		1,103,900

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.*^	4,500	307,845
IAC/InterActiveCorp*	3,100	107,291

		415,136

Leisure Equipment & Products (0.1%)
Brunswick Corp.	1,300	42,419
Eastman Kodak Co.^	4,100	114,103
Hasbro, Inc.	2,300	72,243
Mattel, Inc.	5,600	141,624

		370,389

Media (2.0%)
CBS Corp., Class B	10,500	349,860
Citadel Broadcasting Corp.	1	6
Clear Channel Communications, Inc.	7,100	268,522
Comcast Corp., Class A*	44,600	1,254,152
DIRECTV Group, Inc.*	11,000	254,210
Dow Jones & Co., Inc.	900	51,705
E.W. Scripps Co., Class A	1,200	54,828
Gannett Co., Inc.	3,400	186,830
Interpublic Group of Cos., Inc.*^	6,700	76,380
McGraw-Hill Cos., Inc.	4,900	333,592
Meredith Corp.^	600	36,960
New York Times Co., Class A^	2,100	53,340
News Corp., Class A.	33,400	708,414
Omnicom Group, Inc.	4,700	248,724
Time Warner, Inc.	54,200	1,140,368
Tribune Co.	1,177	34,604
Viacom, Inc., Class B*	9,900	412,137
Walt Disney Co.	28,400	969,576

		6,434,208

Multiline Retail (1.8%)
Big Lots, Inc.*^	1,600	47,072
Dillards, Inc., Class A	900	32,337
Dollar General Corp.	4,500	98,640
Family Dollar Stores, Inc.	2,200	75,504
J.C. Penney Co., Inc.	3,200	231,616
Kohl's Corp.*	4,600	326,738
Macy's, Inc.	6,600	262,548
Nordstrom, Inc.	3,200	163,584
Sears Holdings Corp.*^	1,200	203,400
Target Corp.	65,450	4,162,620

		5,604,059

Specialty Retail (1.7%)
Abercrombie & Fitch Co.	1,300	94,874
AutoNation, Inc.*	2,200	49,368
AutoZone, Inc.*^	700	95,634
Bed Bath & Beyond, Inc.*	3,900	140,361
Best Buy Co., Inc.	5,800	270,686
Circuit City Stores, Inc.	2,000	30,160
Gap, Inc.	7,600	145,160
Home Depot, Inc.	28,300	1,113,605
Limited Brands, Inc.^	4,900	134,505
Lowe's Cos., Inc.	21,600	662,904
Office Depot, Inc.*	60,950	1,846,785
OfficeMax, Inc.	1,100	43,230
RadioShack Corp.^	1,900	62,966
Sherwin-Williams Co.	1,600	106,352
Staples, Inc.	10,200	242,046
Tiffany & Co.	2,000	106,120
TJX Cos., Inc.	6,500	178,750

		5,323,506

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.*	5,300	251,167
Jones Apparel Group, Inc.	1,600	45,200
Liz Claiborne, Inc.	1,500	55,950
NIKE, Inc., Class B	5,400	314,766
Polo Ralph Lauren Corp.	900	88,299
VF Corp.	1,300	119,054

		874,436

Total Consumer Discretionary		26,272,941

Consumer Staples (8.7%)
Beverages (2.3%)
Anheuser-Busch Cos., Inc.	10,900	568,544
Brown-Forman Corp., Class B^	1,100	80,388
Coca-Cola Co.	94,600	4,948,526
Coca-Cola Enterprises, Inc.	4,000	96,000
Constellation Brands, Inc., Class A*^	2,800	67,984
Molson Coors Brewing Co., Class B	700	64,722
Pepsi Bottling Group, Inc.	1,900	63,992
PepsiCo, Inc.	23,300	1,511,005

		7,401,161

Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	6,400	374,528
CVS Caremark Corp.	101,200	3,688,740

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Kroger Co.	10,100	$284,113
Safeway, Inc.	6,300	214,389
SUPERVALU, Inc.	3,000	138,960
Sysco Corp.	8,900	293,611
Wal-Mart Stores, Inc.	34,700	1,669,417
Walgreen Co.	14,300	622,622
Whole Foods Market, Inc.^	2,000	76,600

		7,362,980

Food Products (0.9%)
Archer-Daniels-Midland Co.	9,400	311,046
Campbell Soup Co.	3,100	120,311
ConAgra Foods, Inc.	7,100	190,706
Dean Foods Co.^	1,900	60,553
General Mills, Inc.	5,000	292,100
H.J. Heinz Co.	4,700	223,109
Hershey Co.	2,500	126,550
Kellogg Co.	3,600	186,444
Kraft Foods, Inc., Class A	23,000	810,750
McCormick & Co., Inc. (Non-Voting)	1,900	72,542
Sara Lee Corp.	10,500	182,700
Tyson Foods, Inc., Class A	3,600	82,944
Wm. Wrigley Jr. Co.^	3,100	171,461

		2,831,216

Household Products (2.4%)
Clorox Co.	2,200	136,620
Colgate-Palmolive Co.	7,300	473,405
Kimberly-Clark Corp.	6,500	434,785
Procter & Gamble Co.	110,100	6,737,019

		7,781,829

Personal Products (0.1%)
Avon Products, Inc.	6,300	231,525
Estee Lauder Cos., Inc., Class A	1,700	77,367

		308,892

Tobacco (0.7%)
Altria Group, Inc.	30,100	2,111,214
Reynolds American, Inc.^	2,500	163,000
UST, Inc.^	2,300	123,533

		2,397,747

Total Consumer Staples		28,083,825

Energy (9.0%)
Energy Equipment & Services (1.5%)
Baker Hughes, Inc.	4,600	386,998
BJ Services Co.	4,200	119,448
ENSCO International, Inc	2,100	128,121
Halliburton Co.	13,100	451,950
Nabors Industries Ltd.*	4,000	133,520
National Oilwell Varco, Inc.*	2,500	260,600
Noble Corp.	1,900	185,288
Rowan Cos., Inc.	1,600	65,568
Schlumberger Ltd.	27,900	2,369,826
Smith International, Inc.^	2,900	170,056
Transocean, Inc.*	4,100	434,518
Weatherford International Ltd.*	4,800	265,152

		4,971,045

Oil, Gas & Consumable Fuels (7.5%)
Anadarko Petroleum Corp.^	6,600	343,134
Apache Corp.	4,700	383,473
Chesapeake Energy Corp.^	5,900	204,140
Chevron Corp.	30,800	2,594,592
ConocoPhillips	23,400	1,836,900
Consol Energy, Inc.	2,600	119,886
Devon Energy Corp.	6,400	501,056
El Paso Corp.	10,000	172,300
EOG Resources, Inc.	3,500	255,710
Exxon Mobil Corp.	80,700	6,769,116
Hess Corp.	64,500	3,802,920
Marathon Oil Corp.	9,800	587,608
Murphy Oil Corp.	2,700	160,488
Occidental Petroleum Corp.	79,000	4,572,520
Peabody Energy Corp.	3,800	183,844
Spectra Energy Corp.	9,100	236,236
Sunoco, Inc.	1,700	135,456
Valero Energy Corp.	7,900	583,494
Williams Cos., Inc.	8,600	271,932
XTO Energy, Inc.	5,500	330,550

		24,045,355

Total Energy		29,016,400

Financials (17.9%)
Capital Markets (3.6%)
Ameriprise Financial, Inc.	3,400	216,138
Bank of New York Co., Inc.*	10,800	447,552
Bear Stearns Cos., Inc.^	1,700	238,000
Charles Schwab Corp.	14,500	297,540
E*Trade Financial Corp.*	6,100	134,749
Federated Investors, Inc., Class B	1,300	49,829
Franklin Resources, Inc.	2,400	317,928
Goldman Sachs Group, Inc.	5,900	1,278,825
Janus Capital Group, Inc.	2,700	75,168
Legg Mason, Inc.	1,900	186,922
Lehman Brothers Holdings, Inc.	7,600	566,352
Mellon Financial Corp.^	6,000	264,000
Merrill Lynch & Co., Inc.	12,500	1,044,750
Morgan Stanley	65,200	5,468,976
Northern Trust Corp.	2,700	173,448
State Street Corp.	5,700	389,880
T. Rowe Price Group, Inc.	3,800	197,182

		11,347,239

Commercial Banks (2.3%)
BB&T Corp.	7,800	317,304
Comerica, Inc.	2,200	130,834
Commerce Bancorp, Inc./New Jersey	2,700	99,873
Compass Bancshares, Inc.	1,900	131,062
Fifth Third Bancorp.	7,900	314,183
First Horizon National Corp.^	1,800	70,200
Huntington Bancshares, Inc./Ohio	5,300	120,522
KeyCorp.	5,600	192,248
M&T Bank Corp.	1,100	117,590
Marshall & Ilsley Corp.^	3,700	176,231
National City Corp.^	8,200	273,224
PNC Financial Services Group, Inc.	4,900	350,742
Regions Financial Corp.	10,100	334,310
SunTrust Banks, Inc.	5,100	437,274
Synovus Financial Corp.^	4,700	144,290
U.S. Bancorp	24,900	820,455
Wachovia Corp.^	27,400	1,404,250
Wells Fargo & Co.	47,900	1,684,643
Zions Bancorp	1,600	123,056

		7,242,291

Consumer Finance (0.6%)
American Express Co.	17,000	1,040,060
Capital One Financial Corp.	5,900	462,796
SLM Corp.	5,900	339,722

		1,842,578

Diversified Financial Services (5.7%)
Bank of America Corp.	63,600	3,109,404
Chicago Mercantile Exchange Holdings, Inc., Class A	500	267,180
CIT Group, Inc.	2,700	148,041
Citigroup, Inc.	155,450	7,973,030
JPMorgan Chase & Co.	138,100	6,690,945
Moody’s Corp.^	3,300	205,260

		18,393,860

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (4.2%)
ACE Ltd.	4,700	$293,844
Aflac, Inc.	7,000	359,800
Allstate Corp.	8,700	535,137
Ambac Financial Group, Inc.	1,500	130,785
American International Group, Inc.^	100,800	7,059,024
Aon Corp.^	4,200	178,962
Assurant, Inc.	1,400	82,488
Chubb Corp.	5,800	314,012
Cincinnati Financial Corp.	2,500	108,500
Genworth Financial, Inc., Class A	6,000	206,400
Hartford Financial Services Group, Inc.	4,500	443,295
Lincoln National Corp.	3,900	276,705
Loews Corp.	6,400	326,272
Marsh & McLennan Cos., Inc.	8,000	247,040
MBIA, Inc.^	1,900	118,218
MetLife, Inc.	10,600	683,488
Principal Financial Group, Inc.	3,800	221,502
Progressive Corp.	10,500	251,265
Prudential Financial, Inc.	6,700	651,441
Safeco Corp.	1,500	93,390
Torchmark Corp.	1,400	93,800
Travelers Cos., Inc.	9,500	508,250
Unum Group	4,900	127,939
XL Capital Ltd., Class A	2,700	227,583

		13,539,140

Real Estate Investment Trusts (REITs) (0.7%)
Apartment Investment & Management Co. (REIT)^	1,400	70,588
Archstone-Smith Trust (REIT)	3,200	189,152
AvalonBay Communities, Inc. (REIT)^	1,100	130,768
Boston Properties, Inc. (REIT)	1,700	173,621
Developers Diversified Realty Corp. (REIT)	1,800	94,878
Equity Residential (REIT)	4,200	191,646
General Growth Properties, Inc. (REIT)	3,500	185,325
Host Hotels & Resorts, Inc. (REIT)	7,500	173,400
Kimco Realty Corp. (REIT)	3,200	121,824
Plum Creek Timber Co., Inc. (REIT)	2,500	104,150
ProLogis (REIT)	3,700	210,530
Public Storage, Inc. (REIT)	1,800	138,276
Simon Property Group, Inc. (REIT)	3,200	297,728
Vornado Realty Trust (REIT)	1,900	208,696

		2,290,582

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	2,700	98,550

Thrifts & Mortgage Finance (0.8%)
Countrywide Financial Corp.	8,500	308,975
Fannie Mae	13,900	908,087
Freddie Mac	9,500	576,650
Hudson City Bancorp, Inc.	6,900	84,318
MGIC Investment Corp.	1,200	68,232
Sovereign Bancorp, Inc.	5,200	109,928
Washington Mutual, Inc.	12,700	541,528

		2,597,718

Total Financials		57,351,958

Health Care (10.3%)
Biotechnology (0.7%)
Amgen, Inc.*	16,600	917,814
Biogen Idec, Inc.*	4,100	219,350
Celgene Corp.*	5,400	309,582
Genzyme Corp.*	3,800	244,720
Gilead Sciences, Inc.*	13,400	519,518

		2,210,984

Health Care Equipment & Supplies (1.6%)
Bausch & Lomb, Inc.	800	55,552
Baxter International, Inc.	9,300	523,962
Becton, Dickinson & Co.	3,500	260,750
Biomet, Inc.	3,500	160,020
Boston Scientific Corp.*	17,000	260,780
C.R. Bard, Inc.	1,500	123,945
Hospira, Inc.*	55,500	2,166,720
Medtronic, Inc.	16,500	855,690
St. Jude Medical, Inc.*	4,800	199,152
Stryker Corp.	4,300	271,287
Varian Medical Systems, Inc.*	1,800	76,518
Zimmer Holdings, Inc.*	3,400	288,626

		5,243,002

Health Care Providers & Services (1.3%)
Aetna, Inc.	7,400	365,560
AmerisourceBergen Corp.	2,700	133,569
Cardinal Health, Inc.	5,500	388,520
CIGNA Corp.	4,100	214,102
Coventry Health Care, Inc.*	2,200	126,830
Express Scripts, Inc.*^	3,900	195,039
Humana, Inc.*	2,400	146,184
Laboratory Corp. of America Holdings*^	1,700	133,042
Manor Care, Inc.	1,000	65,290
McKesson Corp.	4,200	250,488
Medco Health Solutions, Inc.*	4,000	311,960
Patterson Cos., Inc.*	2,000	74,540
Quest Diagnostics, Inc.^	2,300	118,795
Tenet Healthcare Corp.*^	6,800	44,268
UnitedHealth Group, Inc.	19,200	981,888
WellPoint, Inc.*	8,800	702,504

		4,252,579

Health Care Technology (0.0%)
IMS Health, Inc.	2,800	89,964

Life Sciences Tools & Services (0.2%)
Applera Corp.- Applied Biosystems Group	2,600	79,404
Millipore Corp.*^	800	60,072
PerkinElmer, Inc.	1,700	44,302
Thermo Fisher Scientific, Inc.*	6,000	310,320
Waters Corp.*	1,400	83,104

		577,202

Pharmaceuticals (6.5%)
Abbott Laboratories	22,100	1,183,455
Allergan, Inc.	4,400	253,616
Barr Pharmaceuticals, Inc.*	1,600	80,368
Bristol-Myers Squibb Co.	124,350	3,924,486
Eli Lilly & Co.	14,100	787,908
Forest Laboratories, Inc.*	4,600	209,990
Johnson & Johnson	41,500	2,557,230
King Pharmaceuticals, Inc.*	3,500	71,610
Merck & Co., Inc.	31,100	1,548,780
Mylan Laboratories, Inc.	3,600	65,484
Novartis AG (ADR)	100,500	5,635,035
Pfizer, Inc.	100,600	2,572,342
Schering-Plough Corp.	21,300	648,372
Watson Pharmaceuticals, Inc.*	1,500	48,795
Wyeth	19,300	1,106,662

		20,694,133

Total Health Care		33,067,864

Industrials (10.4%)
Aerospace & Defense (1.6%)
Boeing Co.	11,300	1,086,608

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
General Dynamics Corp.	5,800	$453,676
Goodrich Corp.	1,800	107,208
Honeywell International, Inc.	11,200	630,336
L-3 Communications Holdings, Inc.	1,800	175,302
Lockheed Martin Corp.	5,100	480,063
Northrop Grumman Corp.	4,900	381,563
Precision Castparts Corp.^	2,000	242,720
Raytheon Co.	6,400	344,896
Rockwell Collins, Inc.	2,400	169,536
United Technologies Corp.	14,200	1,007,206

		5,079,114

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	2,500	131,300
FedEx Corp.	4,400	488,268
United Parcel Service, Inc., Class B	15,200	1,109,600

		1,729,168

Airlines (0.1%)
Southwest Airlines Co.	11,200	166,992

Building Products (0.1%)
American Standard Cos., Inc.	2,500	147,450
Masco Corp.	5,400	153,738

		301,188

Commercial Services & Supplies (0.3%)
Allied Waste Industries, Inc.*^	3,700	49,802
Avery Dennison Corp.	1,300	86,424
Cintas Corp.^	1,900	74,917
Equifax, Inc.^	2,100	93,282
Monster Worldwide, Inc.*	1,900	78,090
Pitney Bowes, Inc.	3,100	145,142
R.R. Donnelley & Sons Co.	3,200	139,232
Robert Half International, Inc.	2,400	87,600
Waste Management, Inc.	7,400	288,970

		1,043,459

Construction & Engineering (0.1%)
Fluor Corp.	1,300	144,781

Electrical Equipment (0.3%)
Cooper Industries Ltd., Class A	2,600	148,434
Emerson Electric Co.	11,400	533,520
Rockwell Automation, Inc	2,300	159,712

		841,666

Industrial Conglomerates (4.9%)
3M Co.	10,300	893,937
General Electric Co.	256,800	9,830,304
Textron, Inc.	36,800	4,052,048
Tyco International Ltd.*	28,400	959,636

		15,735,925

Machinery (1.0%)
Caterpillar, Inc.	9,200	720,360
Cummins, Inc.	1,500	151,815
Danaher Corp.	3,400	256,700
Deere & Co.	3,200	386,368
Dover Corp.	2,900	148,335
Eaton Corp.	2,100	195,300
Illinois Tool Works, Inc.	5,900	319,721
Ingersoll-Rand Co., Ltd., Class A	4,300	235,726
ITT Corp.	2,600	177,528
PACCAR, Inc.	3,600	313,344
Pall Corp.^	1,800	82,782
Parker Hannifin Corp.	1,700	166,447
Terex Corp.*	1,500	121,950

		3,276,376

Road & Rail (1.5%)
Burlington Northern Santa Fe Corp.	5,100	434,214
CSX Corp.	6,300	284,004
Norfolk Southern Corp.	69,950	3,677,271
Ryder System, Inc.	900	48,420
Union Pacific Corp.	3,900	449,085

		4,892,994

Trading Companies & Distributors (0.0%)
W.W. Grainger, Inc.	1,000	93,050

Total Industrials		33,304,713

Information Technology (13.0%)
Communications Equipment (3.7%)
Avaya, Inc.*	6,400	107,776
Ciena Corp.*^	1,200	43,356
Cisco Systems, Inc.*	229,650	6,395,752
Corning, Inc.*	22,500	574,875
JDS Uniphase Corp.*^	3,000	40,290
Juniper Networks, Inc.*	8,100	203,877
Motorola, Inc.	184,550	3,266,535
QUALCOMM, Inc.	23,900	1,037,021
Tellabs, Inc.*	6,300	67,788

		11,737,270

Computers & Peripherals (3.4%)
Apple, Inc.*	12,400	1,513,296
Dell, Inc.*	32,600	930,730
EMC Corp.*	30,000	543,000
Hewlett-Packard Co.	112,050	4,999,671
International Business Machines Corp.	19,600	2,062,900
Lexmark International, Inc., Class A*	1,400	69,034
NCR Corp.*	2,600	136,604
Network Appliance, Inc.*	5,300	154,760
QLogic Corp.*	2,300	38,295
SanDisk Corp.*	3,300	161,502
Sun Microsystems, Inc.*	51,200	269,312

		10,879,104

Electronic Equipment & Instruments (0.1%)
Agilent Technologies, Inc.*	5,700	219,108
Jabil Circuit, Inc.^	2,600	57,382
Molex, Inc.	2,000	60,020
Solectron Corp.*	13,000	47,840
Tektronix, Inc.	1,200	40,488

		424,838

Internet Software & Services (0.8%)
eBay, Inc.*	16,200	521,316
Google, Inc., Class A*	3,100	1,622,478
VeriSign, Inc.*	3,500	111,055
Yahoo!, Inc.*	17,300	469,349

		2,724,198

IT Services (0.6%)
Affiliated Computer Services, Inc., Class A*	1,400	79,408
Automatic Data Processing, Inc.	7,900	382,913
Cognizant Technology Solutions Corp., Class A*	2,100	157,689
Computer Sciences Corp.*	2,500	147,875
Convergys Corp.*	2,000	48,480
Electronic Data Systems Corp.	7,300	202,429
Fidelity National Information Services, Inc.	2,300	124,844
First Data Corp.	10,800	352,836
Fiserv, Inc.*	2,400	136,320
Paychex, Inc.	4,900	191,688
Unisys Corp.*	5,000	45,700
Western Union Co.	11,100	231,213

		2,101,395

Office Electronics (0.1%)
Xerox Corp.*	13,400	247,632

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc.*	7,900	112,970

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Altera Corp.	5,100	$112,863
Analog Devices, Inc.	4,700	176,908
Applied Materials, Inc.	19,800	393,426
Broadcom Corp., Class A*	6,700	195,975
Intel Corp.	83,300	1,979,208
KLA-Tencor Corp.	2,700	148,365
Linear Technology Corp.	3,600	130,248
LSI Corp.*^	11,000	82,610
Maxim Integrated Products, Inc.	4,600	153,686
MEMC Electronic Materials, Inc.*	3,200	195,584
Micron Technology, Inc.*	10,800	135,324
National Semiconductor Corp.^	4,000	113,080
Novellus Systems, Inc.*^	1,800	51,066
NVIDIA Corp.*	5,200	214,812
Teradyne, Inc.*	2,700	47,466
Texas Instruments, Inc.	85,350	3,211,721
Xilinx, Inc.^	4,300	115,111

		7,570,423

Software (1.9%)
Adobe Systems, Inc.*	8,400	337,260
Autodesk, Inc.*	3,300	155,364
BMC Software, Inc.*	2,900	87,870
CA, Inc.	5,900	152,397
Citrix Systems, Inc.*	2,600	87,542
Compuware Corp.*	4,300	50,998
Electronic Arts, Inc.*	4,400	208,208
Intuit, Inc.*	4,900	147,392
Microsoft Corp.	120,600	3,554,082
Novell, Inc.*	5,000	38,950
Oracle Corp.*	56,800	1,119,528
Symantec Corp.*^	12,900	260,580

		6,200,171

Total Information Technology		41,885,031

Materials (4.8%)
Chemicals (2.4%)
Air Products & Chemicals, Inc.	3,100	249,147
Ashland, Inc.^	800	51,160
Dow Chemical Co.	13,700	605,814
E.I. du Pont de Nemours & Co.	103,800	5,277,192
Eastman Chemical Co.	1,200	77,196
Ecolab, Inc.	2,500	106,750
Hercules, Inc.*	1,700	33,405
International Flavors & Fragrances, Inc.	1,100	57,354
Monsanto Co.	7,800	526,812
PPG Industries, Inc.	2,400	182,664
Praxair, Inc.	4,600	331,154
Rohm & Haas Co.	2,000	109,360
Sigma-Aldrich Corp.	1,900	81,073

		7,689,081

Construction Materials (0.0%)
Vulcan Materials Co.	1,400	160,356

Containers & Packaging (0.8%)
Ball Corp.	1,500	79,755
Bemis Co., Inc.	1,500	49,770
Pactiv Corp.*	1,900	60,591
Sealed Air Corp.^	2,300	71,346
Temple-Inland, Inc.	34,950	2,150,474

		2,411,936

Metals & Mining (1.4%)
Alcoa, Inc.	12,500	506,625
Allegheny Technologies, Inc.^	1,500	157,320
Freeport-McMoRan Copper & Gold, Inc.	5,400	447,228
Newmont Mining Corp.	6,500	253,890
Nucor Corp.	4,300	252,195
Rio Tinto plc (ADR)^	8,900	2,724,468
United States Steel Corp.	1,700	184,875

		4,526,601

Paper & Forest Products (0.2%)
International Paper Co.^	6,200	242,110
MeadWestvaco Corp.	2,600	91,832
Weyerhaeuser Co.	3,100	244,683

		578,625

Total Materials		15,366,599

Telecommunication Services (3.5%)
Diversified Telecommunication Services (3.1%)
AT&T, Inc.	183,500	7,615,250
CenturyTel, Inc.	1,600	78,480
Citizens Communications Co.	4,900	74,823
Embarq Corp.	2,200	139,414
Qwest Communications International, Inc.*^	22,300	216,310
Verizon Communications, Inc.	41,600	1,712,672
Windstream Corp.	6,800	100,368

		9,937,317

Wireless Telecommunication Services (0.4%)
ALLTEL Corp.	5,000	337,750
Sprint Nextel Corp.	41,500	859,465

		1,197,215

Total Telecommunication Services		11,134,532

Utilities (3.3%)
Electric Utilities (1.1%)
Allegheny Energy, Inc.*	2,400	124,176
American Electric Power Co., Inc.	5,700	256,728
Duke Energy Corp.	18,000	329,400
Edison International	4,700	263,764
Entergy Corp.	2,800	300,580
Exelon Corp.	9,600	696,960
FirstEnergy Corp.	4,400	284,812
FPL Group, Inc.	5,800	329,092
Pinnacle West Capital Corp.^	1,400	55,790
PPL Corp.	5,500	257,345
Progress Energy, Inc.^	3,600	164,124
Southern Co.	10,800	370,332

		3,433,103

Gas Utilities (0.0%)
Nicor, Inc.^	600	25,752
Questar Corp.	2,500	132,125

		157,877

Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	9,600	210,048
Constellation Energy Group, Inc.	2,600	226,642
Dynegy, Inc., Class A*	5,800	54,752
TXU Corp.	6,600	444,180

		935,622

Multi-Utilities (1.9%)
Ameren Corp.^	3,000	147,030
CenterPoint Energy, Inc.^	4,600	80,040
CMS Energy Corp.	3,200	55,040
Consolidated Edison, Inc.	3,900	175,968
Dominion Resources, Inc.	48,650	4,198,982
DTE Energy Co.	2,500	120,550
Integrys Energy Group, Inc.	1,100	55,803
KeySpan Corp.	2,500	104,950
NiSource, Inc.	3,900	80,769
PG&E Corp.	5,000	226,500
Public Service Enterprise Group, Inc.	3,600	316,008
Sempra Energy	3,800	225,074
TECO Energy, Inc.	3,000	51,540

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	5,900	$120,773

		5,959,027

Total Utilities		10,485,629

Total Common Stocks (89.1%) (Cost $277,529,897)		285,969,492

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (9.9%)
iShares Morningstar Large Core Index Fund	59,676	4,736,484
iShares Morningstar Large Value Index Fund	8,787	768,072
iShares NYSE 100 Index Fund	27,822	2,184,305
iShares Russell 1000 Growth Index Fund^	16,147	956,064
iShares Russell 1000 Index Fund	67,769	5,533,339
iShares Russell 1000 Value Index Fund	51,886	4,500,592
iShares S&P 100 Index Fund	23,147	1,602,467
iShares S&P 500 Growth Index Fund	13,916	955,890
iShares S&P 500 Index Fund^	55,030	8,282,565
iShares S&P 500 Value Index Fund	26,988	2,203,030

Total Investment Companies (9.9%) (Cost $32,125,499)		31,722,808

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.5%)
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	$24,065,111	24,065,111

Time Deposit (0.9%)
JPMorgan Chase Nassau
4.76%, 7/2/07	2,746,210	2,746,210

Total Short Term Investments (8.4%) (Amortized Cost $26,811,321)		26,811,321

Total Investments (107.4%) (Cost/Amortized Cost $336,466,717)		344,503,621
Other Assets Less Liabilities (-7.4%)		(23,619,021)

Net Assets (100%)		$320,884,600

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks, long-term corporate debt securities, and Investment Companies	$287,431,376
Net Proceeds of Sales and Redemptions:
Stocks, long-term corporate debt securities, and Investment Companies	$314,237,172

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,315,818
Aggregate gross unrealized depreciation	(7,240,763)

Net unrealized appreciation	$7,075,055

Federal income tax cost of investments	$337,428,566

At June 30, 2007, the Portfolio had loaned securities with a total value of $23,700,931. This was secured by collateral of $24,065,111 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $5,400, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2007, the Portfolio incurred approximately $569 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $731,111 which expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.4%)
Auto Components (0.2%)
Autoliv, Inc.	3,200	$181,984
BorgWarner, Inc.	800	68,832
Gentex Corp.^	9,600	189,024
Goodyear Tire & Rubber Co.*	14,100	490,116
Johnson Controls, Inc.	10,500	1,215,585

		2,145,541

Automobiles (1.1%)
Harley-Davidson, Inc.	17,300	1,031,253
Thor Industries, Inc.^	2,100	94,794
Toyota Motor Corp. (ADR)	64,300	8,094,084

		9,220,131

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	9,700	566,771
Career Education Corp.*	6,400	216,128
H&R Block, Inc.^	21,700	507,129
ITT Educational Services, Inc.*	2,700	316,926
Laureate Education, Inc.*	2,700	166,482
ServiceMaster Co.	15,800	244,268
Weight Watchers International, Inc.^	2,400	122,016

		2,139,720

Hotels, Restaurants & Leisure (4.9%)
Boyd Gaming Corp.	3,800	186,922
Brinker International, Inc.	7,600	222,452
Burger King Holdings, Inc.^	4,300	113,262
Carnival Corp.	12,200	594,994
Cheesecake Factory, Inc.*^	4,800	117,696
Choice Hotels International, Inc.^	2,500	98,800
Darden Restaurants, Inc.	9,500	417,905
Harrah’s Entertainment, Inc.	7,200	613,872
Hilton Hotels Corp.	26,200	876,914
International Game Technology	22,300	885,310
Las Vegas Sands Corp.*	176,800	13,505,752
Marriott International, Inc., Class A	22,100	955,604
McDonald’s Corp.	269,400	13,674,744
MGM MIRAGE*	8,000	659,840
Orient-Express Hotels Ltd., Class A^	2,700	144,180
Panera Bread Co., Class A*^	1,900	87,514
Penn National Gaming, Inc.*^	4,900	294,441
Scientific Games Corp., Class A*^	4,400	153,780
Starbucks Corp.*	49,800	1,306,752
Starwood Hotels & Resorts Worldwide, Inc.	14,500	972,515
Station Casinos, Inc.	1,700	147,560
Tim Hortons, Inc.^	12,700	390,525
Wendy’s International, Inc.	5,900	216,825
Wyndham Worldwide Corp.*	900	32,634
Wynn Resorts Ltd.^	58,000	5,202,020
Yum! Brands, Inc.	35,200	1,151,744

		43,024,557

Household Durables (0.3%)
Black & Decker Corp.	2,300	203,113
Centex Corp.	400	16,040
Garmin Ltd.^	7,800	576,966
Harman International Industries, Inc.	4,400	513,920
Jarden Corp.*^	2,400	103,224
Newell Rubbermaid, Inc.	9,700	285,471
NVR, Inc.*^	100	67,975
Pulte Homes, Inc.	5,100	114,495
Stanley Works	1,800	109,260
Whirlpool Corp.	3,800	422,560

		2,413,024

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	20,500	1,402,405
IAC/InterActiveCorp*	800	27,688
Liberty Media Corp., Interactive, Class A*	26,200	585,046
NutriSystem, Inc.*^	2,300	160,632

		2,175,771

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	3,600	113,076
Mattel, Inc.	11,800	298,422
Pool Corp.^	3,300	128,799

		540,297

Media (3.1%)
Cablevision Systems Corp., Class A*	4,900	177,331
Central European Media Enterprises Ltd.*^	2,100	204,918
Citadel Broadcasting Corp.	2	13
Clear Channel Communications, Inc.	7,100	268,522
Clear Channel Outdoor Holdings, Inc., Class A*^	2,700	76,518
Comcast Corp., Class A*	411,500	11,571,380
CTC Media, Inc.*^	3,500	94,990
DIRECTV Group, Inc.*	50,700	1,171,677
Discovery Holding Co., Class A*	10,400	239,096
Dow Jones & Co., Inc.	4,000	229,800
DreamWorks Animation SKG, Inc., Class A*	3,500	100,940
EchoStar Communications Corp., Class A*	14,000	607,180
Getty Images, Inc.*	1,600	76,496
Harte-Hanks, Inc.	2,300	59,064
Interpublic Group of Cos., Inc.*^	19,400	221,160
John Wiley & Sons, Inc., Class A^	3,400	164,186
Lamar Advertising Co., Class A	5,600	351,456
Liberty Global, Inc., Class A*^	13,100	537,624
McGraw-Hill Cos., Inc.	23,100	1,572,648
Meredith Corp.	3,200	197,120
New York Times Co., Class A^	2,400	60,960
News Corp., Class A	101,200	2,146,452
Omnicom Group, Inc.	22,200	1,174,824
Regal Entertainment Group, Class A^	4,300	94,299
Sirius Satellite Radio, Inc.*^	98,300	296,866
Time Warner Cable, Inc., Class A*	5,800	227,186
Time Warner, Inc.	36,500	767,960
Viacom, Inc., Class B*	40,900	1,702,667
Walt Disney Co.	58,500	1,997,190
Warner Music Group Corp.	1,300	18,785
XM Satellite Radio Holdings, Inc., Class A*^	19,200	225,984

		26,635,292

Multiline Retail (1.0%)
Big Lots, Inc.*^	7,600	223,592
Dollar General Corp.	21,100	462,512
Dollar Tree Stores, Inc.*	6,600	287,430
Family Dollar Stores, Inc.	10,200	350,064
J.C. Penney Co., Inc.	15,200	1,100,176
Kohl’s Corp.*	21,600	1,534,248
Nordstrom, Inc.	17,300	884,376
Saks, Inc.^	8,100	172,935
Target Corp.	57,500	3,657,000

		8,672,333

Specialty Retail (2.9%)
Abercrombie & Fitch Co.	5,900	430,582
Advance Auto Parts, Inc.	7,200	291,816
American Eagle Outfitters, Inc.^	12,500	320,750

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
AnnTaylor Stores Corp.*	3,700	$131,054
AutoZone, Inc.*	3,100	423,522
Barnes & Noble, Inc.	300	11,541
Bed Bath & Beyond, Inc.*	18,600	669,414
Best Buy Co., Inc.	26,600	1,241,422
CarMax, Inc.*	14,500	369,750
Chico’s FAS, Inc.*^	11,800	287,212
Circuit City Stores, Inc.	5,000	75,400
Coldwater Creek, Inc.*^	4,100	95,243
Dick’s Sporting Goods, Inc.*	2,700	157,059
GameStop Corp., Class A*	10,600	414,460
Guess?, Inc.^	3,700	177,748
Home Depot, Inc.	76,800	3,022,080
Limited Brands, Inc.	23,600	647,820
Lowe’s Cos., Inc.	353,200	10,839,708
O’Reilly Automotive, Inc.*^	7,700	281,435
Office Depot, Inc.*	18,500	560,550
OfficeMax, Inc.	2,300	90,390
PetSmart, Inc.	9,100	295,295
RadioShack Corp.^	6,400	212,096
Ross Stores, Inc.	9,300	286,440
Sherwin-Williams Co.	7,500	498,525
Staples, Inc.	48,100	1,141,413
Tiffany & Co.	9,200	488,152
TJX Cos., Inc.	30,600	841,500
Tractor Supply Co.*^	2,300	119,715
Urban Outfitters, Inc.*^	7,600	182,628
Williams-Sonoma, Inc.	6,100	192,638

		24,797,358

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.*	24,900	1,180,011
CROCS, Inc.*^	5,400	232,362
Hanesbrands, Inc.*	6,500	175,695
Liz Claiborne, Inc.	500	18,650
NIKE, Inc., Class B	24,000	1,398,960
Phillips-Van Heusen Corp.	3,800	230,166
Polo Ralph Lauren Corp.	4,100	402,251

		3,638,095

Total Consumer Discretionary		125,402,119

Consumer Staples (6.9%)
Beverages (1.7%)
Anheuser-Busch Cos., Inc.	32,200	1,679,552
Brown-Forman Corp., Class B^	3,700	270,396
Coca-Cola Co.	102,500	5,361,775
Hansen Natural Corp.*^	4,600	197,708
Pepsi Bottling Group, Inc.	2,400	80,832
PepsiCo, Inc.	109,500	7,101,075

		14,691,338

Food & Staples Retailing (2.8%)
Costco Wholesale Corp.	20,700	1,211,364
CVS Caremark Corp.	331,800	12,094,110
Kroger Co.	30,400	855,152
SYSCO Corp.	41,500	1,369,085
Wal-Mart Stores, Inc.	119,000	5,725,090
Walgreen Co.	67,000	2,917,180
Whole Foods Market, Inc.^	9,500	363,850

		24,535,831

Food Products (0.4%)
Campbell Soup Co.	8,800	341,528
Dean Foods Co.	600	19,122
General Mills, Inc.	1,900	110,998
H.J. Heinz Co.	12,000	569,640
Hershey Co.	8,000	404,960
Kellogg Co.	10,700	554,153
McCormick & Co., Inc. (Non-Voting)	5,800	221,444
Sara Lee Corp.	25,800	448,920
Wm. Wrigley Jr. Co.	14,200	785,402

		3,456,167

Household Products (1.1%)
Church & Dwight Co., Inc.^	4,200	203,532
Clorox Co.	9,400	583,740
Colgate-Palmolive Co.	31,700	2,055,745
Energizer Holdings, Inc.*	2,700	268,920
Kimberly-Clark Corp.	13,600	909,704
Procter & Gamble Co.	83,800	5,127,722

		9,149,363

Personal Products (0.2%)
Alberto-Culver Co.	900	21,348
Avon Products, Inc.	27,200	999,600
Bare Escentuals, Inc.*^	2,600	88,790
Estee Lauder Cos., Inc., Class A	7,300	332,223
Herbalife Ltd.	3,400	134,810
NBTY, Inc.*^	3,700	159,840

		1,736,611

Tobacco (0.7%)
Altria Group, Inc.	80,700	5,660,298
Loews Corp.- Carolina Group	4,300	332,261
UST, Inc.^	5,900	316,889

		6,309,448

Total Consumer Staples		59,878,758

Energy (8.1%)
Energy Equipment & Services (5.0%)
Baker Hughes, Inc.	21,500	1,808,795
BJ Services Co.^	19,700	560,268
Cameron International Corp.*	7,400	528,878
Diamond Offshore Drilling, Inc.	4,600	467,176
Dresser-Rand Group, Inc.*	5,800	229,100
ENSCO International, Inc.	9,300	567,393
FMC Technologies, Inc.*^	4,400	348,568
Global Industries Ltd.*	6,200	166,284
GlobalSantaFe Corp.	15,300	1,105,425
Grant Prideco, Inc.*	8,600	462,938
Halliburton Co.	61,400	2,118,300
Nabors Industries Ltd.*	16,700	557,446
National Oilwell Varco, Inc.*	11,900	1,240,456
Noble Corp.	9,000	877,680
Oceaneering International, Inc.*^	3,700	194,768
Pride International, Inc.*	8,300	310,918
Rowan Cos., Inc.	5,300	217,194
Schlumberger Ltd.	319,600	27,146,824
Smith International, Inc.^	13,500	791,640
Superior Energy Services, Inc.*	5,400	215,568
Tetra Technologies, Inc.*^	4,900	138,180
Tidewater, Inc.^	2,500	177,200
Todco*	3,900	184,119
Transocean, Inc.*	19,400	2,056,012
Unit Corp.*	2,400	150,984
Weatherford International Ltd.*	22,700	1,253,948

		43,876,062

Oil, Gas & Consumable Fuels (3.1%)
Arch Coal, Inc.^	9,600	334,080
Cabot Oil & Gas Corp.^	6,500	239,720
Cheniere Energy, Inc.*^	3,400	131,886
Chesapeake Energy Corp.	18,100	626,260
CNX Gas Corp.*^	1,900	58,140
Consol Energy, Inc.	12,200	562,542
Continental Resources, Inc.*	900	14,400
Denbury Resources, Inc.*	8,100	303,750
Exxon Mobil Corp.	77,200	6,475,536
Foundation Coal Holdings, Inc.^	3,000	121,920
Frontier Oil Corp.^	3,700	161,949
Frontline Ltd.	3,300	151,305

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Helix Energy Solutions Group, Inc.*^	4,900	$195,559
Holly Corp.	3,000	222,570
Massey Energy Co.^	5,500	146,575
Noble Energy, Inc.	1,600	99,824
Peabody Energy Corp.	17,800	861,164
Petroleo Brasileiro S.A. (ADR)^	74,000	8,973,980
Quicksilver Resources, Inc.*^	3,400	151,572
Range Resources Corp.^	9,900	370,359
Southwestern Energy Co.*^	11,400	507,300
Sunoco, Inc.	8,200	653,376
Tesoro Corp.	9,200	525,780
Valero Energy Corp.	29,100	2,149,326
W&T Offshore, Inc.^	1,200	33,588
Western Refining, Inc.^	1,000	57,800
Williams Cos., Inc.	33,700	1,065,594
XTO Energy, Inc.	24,800	1,490,480

		26,686,335

Total Energy		70,562,397

Financials (8.2%)
Capital Markets (3.7%)
A.G. Edwards, Inc.	4,400	372,020
Affiliated Managers Group, Inc.*^	2,000	257,520
BlackRock, Inc.^	2,400	375,816
Charles Schwab Corp.	68,100	1,397,412
E*Trade Financial Corp.*	10,800	238,572
Eaton Vance Corp.	7,412	327,462
Federated Investors, Inc., Class B^	5,900	226,147
Franklin Resources, Inc.	11,100	1,470,417
Goldman Sachs Group, Inc.	58,300	12,636,525
Investment Technology Group, Inc.*^	3,000	129,990
Investors Financial Services Corp.	4,500	277,515
Janus Capital Group, Inc.	9,700	270,048
Lazard Ltd., Class A^	3,500	157,605
Legg Mason, Inc.	3,600	354,168
Mellon Financial Corp.^	26,400	1,161,600
Merrill Lynch & Co., Inc.	14,600	1,220,268
Morgan Stanley	4,000	335,520
Northern Trust Corp.	12,500	803,000
Nuveen Investments, Inc., Class A^	5,300	329,395
SEI Investments Co.^	8,800	255,552
State Street Corp.	17,500	1,197,000
T. Rowe Price Group, Inc.	17,900	928,831
TD Ameritrade Holding Corp.*	16,700	334,000
UBS AG (Registered)	123,900	7,435,239

		32,491,622

Commercial Banks (0.9%)
Bank of Hawaii Corp.^	1,100	56,804
Commerce Bancorp, Inc.^	3,700	136,863
Synovus Financial Corp.	7,000	214,900
Wells Fargo & Co.	217,600	7,652,992

		8,061,559

Consumer Finance (0.7%)
American Express Co.	69,600	4,258,128
AmeriCredit Corp.*^	500	13,275
First Marblehead Corp.^	4,100	158,424
SLM Corp.	27,700	1,594,966

		6,024,793

Diversified Financial Services (0.7%)
CBOT Holdings, Inc., Class A*	3,600	743,760
Chicago Mercantile Exchange Holdings, Inc., Class A	2,300	1,229,028
IntercontinentalExchange, Inc.*	4,700	694,895
Moody’s Corp.^	15,200	945,440
NASDAQ Stock Market, Inc.*^	6,100	181,231
Nymex Holdings, Inc.	6,200	778,906
NYSE Euronext	17,700	1,303,074

		5,876,334

Insurance (0.4%)
ACE Ltd.	1,200	75,024
Aflac, Inc.	30,100	1,547,140
American International Group, Inc.	10,500	735,315
Arthur J. Gallagher & Co.	1,300	36,244
Brown & Brown, Inc.^	7,500	188,550
CNA Financial Corp.	200	9,538
Erie Indemnity Co., Class A^	600	32,424
Hanover Insurance Group, Inc.	200	9,758
HCC Insurance Holdings, Inc.^	3,300	110,253
PartnerReinsurance Ltd.^	800	62,000
Philadelphia Consolidated Holding Corp.*^	2,900	121,220
Principal Financial Group, Inc.	1,000	58,290
Prudential Financial, Inc.	7,500	729,225
Transatlantic Holdings, Inc.	600	42,678
W.R. Berkley Corp.	3,100	100,874
XL Capital Ltd., Class A	1,500	126,435

		3,984,968

Real Estate Investment Trusts (REITs) (0.5%)
Apartment Investment & Management Co. (REIT)	400	20,168
CapitalSource, Inc. (REIT)^	5,000	122,950
Duke Realty Corp. (REIT)^	6,700	238,989
Essex Property Trust, Inc. (REIT)^	800	93,040
Federal Realty Investment Trust (REIT)^	2,000	154,520
General Growth Properties, Inc. (REIT)	8,000	423,600
Health Care REIT, Inc. (REIT)^	700	28,252
Kilroy Realty Corp. (REIT)^	2,200	155,848
Macerich Co. (REIT)^	4,800	395,616
Plum Creek Timber Co., Inc. (REIT)	900	37,494
ProLogis (REIT)	15,100	859,190
Public Storage, Inc. (REIT)	600	46,092
Rayonier, Inc.(REIT)^	300	13,542
Simon Property Group, Inc. (REIT)	8,200	762,928
Taubman Centers, Inc. (REIT)^	2,000	99,220
UDR, Inc. (REIT)^	9,100	239,330
Ventas, Inc. (REIT)^	9,000	326,250
Weingarten Realty Investors (REIT)^	5,200	213,720

		4,230,749

Real Estate Management & Development (1.1%)
CB Richard Ellis Group, Inc., Class A*	231,700	8,457,050
Forest City Enterprises, Inc., Class A^	4,800	295,104
Jones Lang LaSalle, Inc.	2,500	283,750
St. Joe Co.^	5,000	231,700

		9,267,604

Thrifts & Mortgage Finance (0.2%)
Capitol Federal Financial^	1,000	36,920
Freddie Mac	17,400	1,056,180
Hudson City Bancorp, Inc.	14,600	178,412
People’s United Financial, Inc.	10,100	179,073
TFS Financial Corp.*^	1,300	15,002

		1,465,587

Total Financials		71,403,216

Health Care (13.2%)
Biotechnology (2.2%)
Amgen, Inc.*	55,700	3,079,653

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Amylin Pharmaceuticals, Inc.*^	8,800	$362,208
Biogen Idec, Inc.*	4,400	235,400
Celgene Corp.*^	25,500	1,461,915
Cephalon, Inc.*^	4,400	353,716
Genentech, Inc.*	130,018	9,837,162
Genzyme Corp.*	17,700	1,139,880
Gilead Sciences, Inc.*	62,800	2,434,756
ImClone Systems, Inc.*^	4,000	141,440
Millennium Pharmaceuticals, Inc.*	11,900	125,783
PDL BioPharma, Inc.*^	7,800	181,740
Vertex Pharmaceuticals, Inc.*^	8,800	251,328

		19,604,981

Health Care Equipment & Supplies (1.9%)
Advanced Medical Optics, Inc.*^	4,000	139,520
Bausch & Lomb, Inc.	800	55,552
Baxter International, Inc.	43,800	2,467,692
Beckman Coulter, Inc.^	3,400	219,912
Becton, Dickinson & Co.	16,500	1,229,250
Biomet, Inc.	16,500	754,380
C.R. Bard, Inc.	7,000	578,410
Cooper Cos., Inc.^	1,200	63,984
Cytyc Corp.*^	7,700	331,947
Dade Behring Holdings, Inc.	5,500	292,160
Dentsply International, Inc.	10,200	390,252
Edwards Lifesciences Corp.*^	3,900	192,426
Gen-Probe, Inc.*^	3,500	211,470
Hillenbrand Industries, Inc.^	700	45,500
Hospira, Inc.*	10,500	409,920
Idexx Laboratories, Inc.*^	2,100	198,723
Intuitive Surgical, Inc.*^	2,500	346,925
Kinetic Concepts, Inc.*^	2,900	150,713
Medtronic, Inc.	77,200	4,003,592
ResMed, Inc.*^	5,200	214,552
Respironics, Inc.*	4,900	208,691
St. Jude Medical, Inc.*	22,700	941,823
Stryker Corp.^	20,400	1,287,036
Varian Medical Systems, Inc.*^	8,600	365,586
Zimmer Holdings, Inc.*	15,900	1,349,751

		16,449,767

Health Care Providers & Services (4.2%)
Aetna, Inc.	27,900	1,378,260
AmerisourceBergen Corp.	5,900	291,873
Brookdale Senior Living, Inc.^	600	27,342
Cardinal Health, Inc.	25,900	1,829,576
CIGNA Corp.	19,300	1,007,846
Community Health Systems, Inc.*	600	24,270
Coventry Health Care, Inc.*	9,800	564,970
DaVita, Inc.*^	7,100	382,548
Express Scripts, Inc.*^	15,600	780,156
Health Net, Inc.*	7,500	396,000
Henry Schein, Inc.*^	6,000	320,580
Humana, Inc.*	11,300	688,283
Laboratory Corp. of America Holdings*^	7,900	618,254
Lincare Holdings, Inc.*	5,600	223,160
Manor Care, Inc.^	4,900	319,921
McKesson Corp.	18,400	1,097,376
Medco Health Solutions, Inc.*	18,800	1,466,212
Omnicare, Inc.^	1,000	36,060
Patterson Cos., Inc.*	9,400	350,338
Pediatrix Medical Group, Inc.*^	3,300	181,995
Quest Diagnostics, Inc.^	9,700	501,005
Sierra Health Services, Inc.*^	3,700	153,846
Tenet Healthcare Corp.*^	24,600	160,146
Triad Hospitals, Inc.*	300	16,128
UnitedHealth Group, Inc.	432,000	22,092,480
Universal Health Services, Inc., Class B	800	49,200
VCA Antech, Inc.*	5,600	211,064
WellCare Health Plans, Inc.*	2,800	253,428
WellPoint, Inc.*	18,600	1,484,838

		36,907,155

Health Care Technology (0.1%)
Cerner Corp.*^	4,400	244,068
HLTH Corp.*^	11,600	162,516
IMS Health, Inc.	11,800	379,134

		785,718

Life Sciences Tools & Services (0.3%)
Applera Corp.- Applied Biosystems Group	2,200	67,188
Charles River Laboratories International, Inc.*	1,500	77,430
Covance, Inc.*	4,300	294,808
Invitrogen Corp.*	1,200	88,500
Millipore Corp.*^	3,600	270,324
PerkinElmer, Inc.	2,000	52,120
Pharmaceutical Product Development, Inc.^	7,000	267,890
Techne Corp.*	2,700	154,467
Thermo Fisher Scientific, Inc.*	14,100	729,252
Waters Corp.*	6,800	403,648

		2,405,627

Pharmaceuticals (4.5%)
Abbott Laboratories	103,500	5,542,425
Abraxis BioScience, Inc.*^	1,700	37,791
Allergan, Inc.	20,600	1,187,384
Barr Pharmaceuticals, Inc.*	7,400	371,702
Bristol-Myers Squibb Co.	132,300	4,175,388
Eli Lilly & Co.	32,700	1,827,276
Endo Pharmaceuticals Holdings, Inc.*	9,000	308,070
Forest Laboratories, Inc.*	21,500	981,475
Johnson & Johnson	73,000	4,498,260
Merck & Co., Inc.	120,300	5,990,940
Mylan Laboratories, Inc.	16,700	303,773
Schering-Plough Corp.	342,900	10,437,876
Sepracor, Inc.*	7,200	295,344
Warner Chilcott Ltd., Class A*^	6,100	110,349
Watson Pharmaceuticals, Inc.*	4,000	130,120
Wyeth	47,600	2,729,384

		38,927,557

Total Health Care		115,080,805

Industrials (10.5%)
Aerospace & Defense (2.9%)
Alliant Techsystems, Inc.*^	1,900	188,385
Armor Holdings, Inc.*^	2,000	173,740
BE Aerospace, Inc.*^	6,200	256,060
Boeing Co.	135,600	13,039,296
DRS Technologies, Inc.^	100	5,727
General Dynamics Corp.	3,800	297,236
Goodrich Corp.	8,400	500,304
Honeywell International, Inc.	44,900	2,526,972
L-3 Communications Holdings, Inc.	2,800	272,692
Lockheed Martin Corp.	23,700	2,230,881
Northrop Grumman Corp.	1,500	116,805
Precision Castparts Corp.	9,200	1,116,512
Raytheon Co.	15,400	829,906
Rockwell Collins, Inc.	11,200	791,168
Spirit Aerosystems Holdings, Inc., Class A*	3,900	140,595
United Technologies Corp.	40,800	2,893,944

		25,380,223

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.8%)
CH Robinson Worldwide, Inc.^	11,400	$598,728
Expeditors International of Washington, Inc.	14,300	590,590
FedEx Corp.	17,400	1,930,878
United Parcel Service, Inc., Class B	45,100	3,292,300
UTi Worldwide, Inc.^	6,700	179,493

		6,591,989

Airlines (0.2%)
AMR Corp.*^	16,200	426,870
Continental Airlines, Inc., Class B*^	6,500	220,155
Copa Holdings S.A., Class A	1,200	80,688
Delta Air Lines, Inc.*	16,100	317,170
Northwest Airlines Corp.*	11,700	259,740
Southwest Airlines Co.	11,000	164,010
UAL Corp.*^	4,600	186,714

		1,655,347

Building Products (0.1%)
American Standard Cos., Inc.	12,100	713,658
Lennox International, Inc.^	500	17,115
Masco Corp.	1,500	42,705

		773,478

Commercial Services & Supplies (0.7%)
Allied Waste Industries, Inc.*	2,900	39,034
Avery Dennison Corp.	6,100	405,528
Brink’s Co.	2,900	179,481
ChoicePoint, Inc.*^	5,100	216,495
Cintas Corp.	6,900	272,067
Copart, Inc.*	4,300	131,537
Corporate Executive Board Co.^	2,500	162,275
Corrections Corp. of America*^	4,100	258,751
Covanta Holding Corp.*	8,100	199,665
Dun & Bradstreet Corp.	4,000	411,920
Equifax, Inc.^	9,800	435,316
HNI Corp.^	3,200	131,200
Manpower, Inc.	5,700	525,768
Monster Worldwide, Inc.*	8,500	349,350
Pitney Bowes, Inc.	12,100	566,522
Republic Services, Inc.	10,000	306,400
Robert Half International, Inc.	9,900	361,350
Steelcase, Inc., Class A^	4,400	81,400
Stericycle, Inc.*^	5,900	262,314
Waste Management, Inc.	19,500	761,475

		6,057,848

Construction & Engineering (0.2%)
Fluor Corp.	5,900	657,083
Foster Wheeler Ltd.*	4,700	502,853
Jacobs Engineering Group, Inc.*	8,000	460,080
Quanta Services, Inc.*^	7,700	236,159
Shaw Group, Inc.*^	5,000	231,450
URS Corp.*	900	43,695

		2,131,320

Electrical Equipment (0.5%)
Ametek, Inc.^	7,200	285,696
Cooper Industries Ltd., Class A	4,000	228,360
Emerson Electric Co.	44,400	2,077,920
First Solar, Inc.*^	2,300	205,367
General Cable Corp.*	3,500	265,125
Hubbell, Inc., Class B	1,300	70,486
Rockwell Automation, Inc.	10,600	736,064
Roper Industries, Inc.	5,900	336,890
Thomas & Betts Corp.*	3,900	226,200

		4,432,108

Industrial Conglomerates (2.0%)
3M Co.	45,300	3,931,587
Carlisle Cos., Inc.	1,100	51,161
General Electric Co.	76,800	2,939,904
McDermott International, Inc.*	116,700	9,700,104
Textron, Inc.	8,400	924,924

		17,547,680

Machinery (1.5%)
AGCO Corp.*^	4,000	173,640
Caterpillar, Inc.	43,000	3,366,900
Cummins, Inc.	7,000	708,470
Danaher Corp.^	16,500	1,245,750
Deere & Co.	900	108,666
Donaldson Co., Inc.^	5,300	188,415
Dover Corp.^	4,400	225,060
Eaton Corp.	1,200	111,600
Flowserve Corp.^	3,400	243,440
Graco, Inc.^	4,500	181,260
Harsco Corp.	5,700	296,400
IDEX Corp.^	5,500	211,970
Illinois Tool Works, Inc.	24,900	1,349,331
Ingersoll-Rand Co., Ltd., Class A	1,300	71,266
ITT Corp.	1,500	102,420
Joy Global, Inc.	7,300	425,809
Kennametal, Inc.	1,500	123,045
Lincoln Electric Holdings, Inc.^	2,000	148,480
Manitowoc Co., Inc.	4,200	337,596
Oshkosh Truck Corp.^	5,000	314,600
PACCAR, Inc.	16,700	1,453,568
Pall Corp.^	7,500	344,925
Terex Corp.*	6,900	560,970
Toro Co.^	2,700	159,003
Trinity Industries, Inc.^	4,700	204,638

		12,657,222

Marine (0.0%)
Kirby Corp.*^	3,600	138,204

Road & Rail (1.5%)
Avis Budget Group, Inc.*	2,400	68,232
Burlington Northern Santa Fe Corp.	22,600	1,924,164
Con-way, Inc.^	2,400	120,576
CSX Corp.	5,000	225,400
Hertz Global Holdings, Inc.*^	14,100	374,637
JB Hunt Transport Services, Inc.^	6,500	190,580
Kansas City Southern, Inc.*^	3,100	116,374
Landstar System, Inc.	3,700	178,525
Norfolk Southern Corp.	13,400	704,438
Union Pacific Corp.	77,100	8,878,065

		12,780,991

Trading Companies & Distributors (0.1%)
Aircastle Ltd.^	1,700	67,677
Fastenal Co.^	8,500	355,810
GATX Corp.^	1,300	64,025
MSC Industrial Direct Co.^	3,100	170,500
WESCO International, Inc.*^	3,100	187,395
W.W. Grainger, Inc.	4,000	372,200

		1,217,607

Total Industrials		91,364,017

Information Technology (19.7%)
Communications Equipment (2.4%)
Avaya, Inc.*	7,800	131,352
Ciena Corp.*^	5,700	205,941
Cisco Systems, Inc.*	408,100	11,365,585
CommScope, Inc.*^	4,100	239,235
Corning, Inc.*	105,700	2,700,635
F5 Networks, Inc.*^	2,800	225,680
Harris Corp.	9,000	490,950
JDS Uniphase Corp.*^	7,600	102,068
Juniper Networks, Inc.*	27,300	687,141
QUALCOMM, Inc.	112,000	4,859,680

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Riverbed Technology, Inc.*^	1,300	$56,966

		21,065,233

Computers & Peripherals (4.8%)
Apple, Inc.*	126,320	15,416,093
Brocade Communications Systems, Inc.*^	26,900	210,358
Dell, Inc.*	152,700	4,359,585
Diebold, Inc.^	4,400	229,680
EMC Corp.*	141,100	2,553,910
Hewlett-Packard Co.	179,900	8,027,138
International Business Machines Corp.	79,400	8,356,850
Lexmark International, Inc., Class A*^	3,500	172,585
NCR Corp.*	1,500	78,810
Network Appliance, Inc.*	24,900	727,080
QLogic Corp.*	9,200	153,180
SanDisk Corp.*	9,100	445,354
Seagate Technology	13,900	302,603
Sun Microsystems, Inc.*	61,200	321,912
Western Digital Corp.*	4,400	85,140

		41,440,278

Electronic Equipment & Instruments (0.4%)
Agilent Technologies, Inc.*	27,100	1,041,724
Amphenol Corp., Class A	12,000	427,800
Arrow Electronics, Inc.*	4,600	176,778
Avnet, Inc.*	5,900	233,876
AVX Corp.^	700	11,718
CDW Corp.*	3,900	331,383
Dolby Laboratories, Inc., Class A*^	2,700	95,607
Jabil Circuit, Inc.	7,800	172,146
Mettler-Toledo International, Inc.*	2,500	238,775
Molex, Inc.	5,300	159,053
National Instruments Corp.	3,900	127,023
Sanmina-SCI Corp.*^	7,900	24,727
Solectron Corp.*	18,700	68,816
SunPower Corp., Class A*	1,500	94,575
Tektronix, Inc.	1,100	37,114
Trimble Navigation Ltd.*^	8,000	257,600
Vishay Intertechnology, Inc.*	2,100	33,222

		3,531,937

Internet Software & Services (2.3%)
Akamai Technologies, Inc.*	11,100	539,904
aQuantive, Inc.*^	4,800	306,240
eBay, Inc.*	76,800	2,471,424
Google, Inc., Class A*	26,470	13,853,868
VeriSign, Inc.*	16,300	517,199
WebMD Health Corp., Class A*^	500	23,535
Yahoo!, Inc.*	81,300	2,205,669

		19,917,839

IT Services (2.5%)
Accenture Ltd., Class A	39,900	1,711,311
Acxiom Corp.	4,300	113,735
Affiliated Computer Services, Inc., Class A*^	2,600	147,472
Alliance Data Systems Corp.*	5,300	409,584
Automatic Data Processing, Inc.	37,200	1,803,084
Broadridge Financial Solutions, Inc.	9,400	179,728
Ceridian Corp.*	8,700	304,500
CheckFree Corp.*^	4,200	168,840
Cognizant Technology Solutions Corp., Class A*	9,700	728,373
DST Systems, Inc.*^	3,600	285,156
Electronic Data Systems Corp.	19,800	549,054
Fidelity National Information Services, Inc.	10,900	591,652
First Data Corp.	8,000	261,360
Fiserv, Inc.*	11,300	641,840
Global Payments, Inc.^	5,400	214,110
Hewitt Associates, Inc., Class A*^	4,000	128,000
Iron Mountain, Inc.*	11,900	310,947
Mastercard, Inc., Class A^	63,300	10,499,571
MoneyGram International, Inc.^	5,600	156,520
Paychex, Inc.	22,800	891,936
Total System Services, Inc.^	2,500	73,775
VeriFone Holdings, Inc.*^	4,200	148,050
Western Union Co.	49,000	1,020,670

		21,339,268

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*^	4,600	178,204

Semiconductors & Semiconductor Equipment (3.8%)
Advanced Micro Devices, Inc.*	15,100	215,930
Altera Corp.	23,900	528,907
Analog Devices, Inc.	22,000	828,080
Applied Materials, Inc.	92,900	1,845,923
Broadcom Corp., Class A*	31,500	921,375
Cree, Inc.*^	1,400	36,190
Cypress Semiconductor Corp.*^	10,200	237,558
Fairchild Semiconductor International, Inc.*	3,400	65,688
Integrated Device Technology, Inc.*	4,500	68,715
Intel Corp.	705,517	16,763,084
International Rectifier Corp.*^	1,100	40,986
Intersil Corp., Class A	5,000	157,300
KLA-Tencor Corp.	12,900	708,855
Lam Research Corp.*^	9,100	467,740
Linear Technology Corp.^	17,100	618,678
LSI Corp.*^	30,600	229,806
Marvell Technology Group Ltd.*	31,700	577,257
Maxim Integrated Products, Inc.	21,600	721,656
MEMC Electronic Materials, Inc.*	15,100	922,912
Microchip Technology, Inc.	14,700	544,488
Micron Technology, Inc.*	16,600	207,998
National Semiconductor Corp.^	21,100	596,497
Novellus Systems, Inc.*^	5,500	156,035
NVIDIA Corp.*	24,400	1,007,964
Rambus, Inc.*^	5,400	97,092
Silicon Laboratories, Inc.*^	3,700	128,057
Teradyne, Inc.*	6,400	112,512
Texas Instruments, Inc.	96,400	3,627,532
Varian Semiconductor Equipment Associates, Inc.*	6,000	240,360
Xilinx, Inc.^	20,000	535,400

		33,210,575

Software (3.5%)
Activision, Inc.*^	19,000	354,730
Adobe Systems, Inc.*	39,500	1,585,925
Amdocs Ltd.*	13,300	529,606
Autodesk, Inc.*	15,500	729,740
BEA Systems, Inc.*	26,300	360,047
BMC Software, Inc.*	13,500	409,050
CA, Inc.	17,300	446,859
Cadence Design Systems, Inc.*	5,200	114,192
Citrix Systems, Inc.*	12,100	407,407
Compuware Corp.*	16,400	194,504
Electronic Arts, Inc.*	20,900	988,988
FactSet Research Systems, Inc.^	2,900	198,215
Fair Isaac Corp.^	400	16,048
Intuit, Inc.*	22,600	679,808
McAfee, Inc.*	10,700	376,640
Microsoft Corp.	551,700	16,258,599
NAVTEQ Corp.*^	6,600	279,444
Novell, Inc.*	2,900	22,591

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Oracle Corp.*	259,200	$5,108,832
Red Hat, Inc.*^	13,000	289,640
Salesforce.com, Inc.*^	6,400	274,304
Symantec Corp.*^	8,700	175,740
Synopsys, Inc.*	9,700	256,371

		30,057,280

Total Information Technology		170,740,614

Materials (4.8%)
Chemicals (2.8%)
Air Products & Chemicals, Inc.^	107,400	8,631,738
Airgas, Inc.^	4,900	234,710
Albemarle Corp.	5,400	208,062
Cabot Corp.	3,100	147,808
Celanese Corp., Class A	5,800	224,924
Chemtura Corp.^	1,000	11,110
E.I. du Pont de Nemours & Co.	9,900	503,316
Ecolab, Inc.	11,700	499,590
International Flavors & Fragrances, Inc.	4,500	234,630
Lubrizol Corp.	1,200	77,460
Monsanto Co.	36,600	2,471,964
Mosaic Co.*	4,500	175,590
Nalco Holding Co.^	9,700	266,265
Praxair, Inc.	137,800	9,920,222
Rohm & Haas Co.	5,500	300,740
RPM International, Inc.^	7,000	161,770
Scotts Miracle-Gro Co., Class A^	500	21,470
Sigma-Aldrich Corp.	2,700	115,209
Valspar Corp.^	800	22,728

		24,229,306

Construction Materials (0.2%)
Eagle Materials, Inc.	3,200	156,960
Florida Rock Industries, Inc.^	3,200	216,000
Martin Marietta Materials, Inc.^	2,900	469,858
Vulcan Materials Co.	6,400	733,056

		1,575,874

Containers & Packaging (0.2%)
Ball Corp.^	6,900	366,873
Crown Holdings, Inc.*	11,000	274,670
Owens-Illinois, Inc.*	9,700	339,500
Packaging Corp. of America	6,200	156,922
Pactiv Corp.*	8,800	280,632
Sealed Air Corp.	1,500	46,530

		1,465,127

Metals & Mining (1.6%)
AK Steel Holding Corp.*	7,500	280,275
Allegheny Technologies, Inc.	6,900	723,672
Carpenter Technology Corp.^	1,000	130,310
Chaparral Steel Co.	3,100	222,797
Cleveland-Cliffs, Inc.^	2,800	217,476
Freeport-McMoRan Copper & Gold, Inc.^	131,700	10,907,394
Newmont Mining Corp.	11,900	464,814
Nucor Corp.	4,600	269,790
Reliance Steel & Aluminum Co.^	400	22,504
Southern Copper Corp.^	4,900	461,874
Steel Dynamics, Inc.	2,100	88,011
Titanium Metals Corp.*^	4,600	146,740

		13,935,657

Paper & Forest Products (0.0%)
Domtar Corp.*	14,700	164,052

Total Materials		41,370,016

Telecommunication Services (2.8%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	260,197	10,798,176
Citizens Communications Co.	4,100	62,607
Level 3 Communications, Inc.*^	102,800	601,380
NeuStar, Inc., Class A*^	5,100	147,747
Windstream Corp.	17,700	261,252

		11,871,162

Wireless Telecommunication Services (1.4%)
American Tower Corp., Class A*	28,100	1,180,200
China Mobile Ltd. (ADR)^	164,200	8,850,380
Crown Castle International Corp.*	12,700	460,629
Leap Wireless International, Inc.*^	3,400	287,300
MetroPCS Communications, Inc.*	3,900	128,856
NII Holdings, Inc.*	11,000	888,140
SBA Communications Corp., Class A*^	6,900	231,771
Telephone & Data Systems, Inc.	3,100	193,967
U.S. Cellular Corp.*	400	36,240

		12,257,483

Total Telecommunication Services		24,128,645

Utilities (1.0%)
Electric Utilities (0.4%)
Allegheny Energy, Inc.*	11,100	574,314
DPL, Inc.^	4,100	116,194
Exelon Corp.	20,400	1,481,040
PPL Corp.	19,400	907,726
Sierra Pacific Resources*	2,200	38,632

		3,117,906

Gas Utilities (0.1%)
Equitable Resources, Inc.	6,200	307,272
Questar Corp.	4,000	211,400

		518,672

Independent Power Producers & Energy Traders (0.5%)
AES Corp.*	44,900	982,412
Constellation Energy Group, Inc.	9,400	819,398
Dynegy, Inc., Class A*	3,700	34,928
Mirant Corp.*	11,800	503,270
NRG Energy, Inc.*^	13,100	544,567
TXU Corp.	22,600	1,520,980

		4,405,555

Multi-Utilities (0.0%)
CenterPoint Energy, Inc.	21,600	375,840

Water Utilities (0.0%)
Aqua America, Inc.^	600	13,494

Total Utilities		8,431,467

Total Common Stocks (89.6%) (Cost $756,130,836)		778,362,054

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (9.8%)
iShares Morningstar Large Core Index Fund	52,900	4,198,673
iShares NYSE 100 Index Fund	53,000	4,161,030
iShares Russell 1000 Growth Index Fund	500,300	29,622,763
iShares Russell 1000 Index Fund^	57,250	4,674,462
iShares Russell 1000 Value Index Fund^	23,900	2,073,086
iShares S&P 100 Index Fund	30,300	2,097,669
iShares S&P 500 Growth Index Fund^	473,970	32,556,999
iShares S&P 500 Index Fund^	28,450	4,282,010
iShares S&P 500 Value Index Fund	25,500	2,081,565

Total Investment Companies (9.8%) (Cost $86,614,272)		85,748,257

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (9.8%)
Amsterdam Funding Corp.
5.35%, 7/2/07	$1,999,108	$1,999,108
Atlantic Asset Securitization LLC
5.37%, 7/2/07	1,999,105	1,999,105
Dresdner U.S. Finance, Inc.
5.33%, 7/2/07	3,998,223	3,998,223
Ebbets Funding plc
5.44%, 7/2/07	1,999,093	1,999,093
Intesa Funding LLC
5.33%, 7/2/07	1,999,112	1,999,112
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	68,992,380	68,992,380
Total Capital S.A.
5.34%, 7/2/07	1,999,110	1,999,110
UBS Finance Delaware LLC
5.35%, 7/2/07	1,999,108	1,999,108

Total Short-Term Investments of Cash Collateral for Securities Loaned		84,985,239

Time Deposit (0.3%)
JPMorgan Chase Nassau
4.76%, 7/2/07	2,630,987	2,630,987

Total Short-Term Investments (10.1%) (Amortized Cost $87,616,226)		87,616,226

Total Investments (109.5%) (Cost/Amortized Cost $930,361,334)		951,726,537
Other Assets Less Liabilities (-9.5%)		(82,902,310)

Net Assets (100%)		$868,824,227

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks, long-term corporate debt securities, and Investment Companies	$980,917,118
Net Proceeds of Sales and Redemptions:
Stocks, long-term corporate debt securities, and Investment Companies	$1,023,753,044

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,025,530
Aggregate gross unrealized depreciation	(15,911,349)

Net unrealized appreciation	$17,114,181

Federal income tax cost of investments	$934,612,356

At June 30, 2007, the Portfolio had loaned securities with a total value of $84,026,420. This was secured by collateral of $84,985,239 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $803,251,793 of which $321,488,707 expires in the year 2009, $430,153,032 expires in the year 2010, and $51,610,054 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

MARKETPLUS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.3%)
Auto Components (0.6%)
Autoliv, Inc.	19,000	$1,080,530
BorgWarner, Inc.	110,900	9,541,836
TRW Automotive Holdings Corp.*	24,900	917,067

		11,539,433

Automobiles (0.5%)
Ford Motor Co.^	1,062,000	10,004,040
Thor Industries, Inc.	1,800	81,252

		10,085,292

Distributors (0.2%)
Genuine Parts Co.	99,900	4,955,040

Diversified Consumer Services (0.1%)
Laureate Education, Inc.*	1,800	110,988
Service Corp. International	172,400	2,203,272
ServiceMaster Co.	33,700	521,002

		2,835,262

Hotels, Restaurants & Leisure (0.9%)
Harrah’s Entertainment, Inc.	46,600	3,973,116
International Speedway Corp., Class A	20,400	1,075,284
Orient-Express Hotels Ltd., Class A	1,300	69,420
Royal Caribbean Cruises Ltd.	78,100	3,356,738
Ruby Tuesday, Inc.^	216,400	5,697,812
Station Casinos, Inc.	10,800	937,440
Wyndham Worldwide Corp.*	99,000	3,589,740

		18,699,550

Household Durables (2.6%)
Black & Decker Corp.	64,500	5,695,995
Centex Corp.^	66,900	2,682,690
D.R. Horton, Inc.^	184,200	3,671,106
Fortune Brands, Inc.	89,600	7,380,352
Jarden Corp.*^	16,400	705,364
KB Home^	45,200	1,779,524
Leggett & Platt, Inc.^	103,900	2,290,995
Lennar Corp., Class A	79,600	2,910,176
M.D.C. Holdings, Inc.^	90,700	4,386,252
Mohawk Industries, Inc.*	32,300	3,255,517
Newell Rubbermaid, Inc.	219,300	6,453,999
NVR, Inc.*	1,500	1,019,625
Pulte Homes, Inc.^	80,000	1,796,000
Ryland Group, Inc.^	24,700	923,039
Snap-On, Inc.	34,000	1,717,340
Stanley Works	33,200	2,015,240
Toll Brothers, Inc.*^	73,900	1,846,022
Whirlpool Corp.^	13,100	1,456,720

		51,985,956

Internet & Catalog Retail (0.5%)
Expedia, Inc.*	118,600	3,473,794
IAC/InterActiveCorp*^	95,600	3,308,716
Liberty Media Corp., Interactive, Class A*	153,300	3,423,189

		10,205,699

Leisure Equipment & Products (0.6%)
Brunswick Corp.	53,000	1,729,390
Eastman Kodak Co.^	168,700	4,694,921
Hasbro, Inc.	62,000	1,947,420
Mattel, Inc.^	127,400	3,221,946

		11,593,677

Media (4.5%)
Cablevision Systems Corp. - New York Group, Class A*	192,200	6,955,718
Central European Media Enterprises Ltd.*	1,800	175,644
Cinram International Income Fund	277,100	7,023,422
Discovery Holding Co., Class A*	73,600	1,692,064
DreamWorks Animation SKG, Inc., Class A*	8,100	233,604
E.W. Scripps Co., Class A	52,800	2,412,432
Entercom Communications Corp., Class A^	262,300	6,528,647
Gannett Co., Inc.	137,600	7,561,120
Getty Images, Inc.*	15,000	717,150
Harte-Hanks, Inc.^	8,800	225,984
Hearst-Argyle Television, Inc.^	14,500	349,450
Idearc, Inc.	86,100	3,041,913
Interpublic Group of Cos., Inc.*^	105,300	1,200,420
Liberty Global, Inc., Class A*^	110,600	4,539,024
Liberty Media Corp., Capital Series, Class A*	75,700	8,908,376
McClatchy Co., Class A^	26,500	670,715
New York Times Co., Class A^	62,800	1,595,120
R.H. Donnelley Corp.*^	277,200	21,006,216
Regal Entertainment Group, Class A^	8,700	190,791
Tribune Co.	48,867	1,436,690
Virgin Media, Inc.^	530,700	12,933,159
Warner Music Group Corp.^	9,400	135,830
Washington Post Co., Class B	3,400	2,638,706

		92,172,195

Multiline Retail (0.1%)
Dillards, Inc., Class A	35,900	1,289,887
Saks, Inc.	11,600	247,660

		1,537,547

Specialty Retail (1.3%)
AnnTaylor Stores Corp.*	8,100	286,902
AutoNation, Inc.*^	92,300	2,071,212
Barnes & Noble, Inc.	27,500	1,057,925
Circuit City Stores, Inc.	454,500	6,853,860
Foot Locker, Inc.	329,900	7,191,820
Gap, Inc.	351,700	6,717,470
OfficeMax, Inc.	23,900	939,270
RadioShack Corp.^	23,700	785,418
United Auto Group, Inc.*^	32,800	698,312

		26,602,189

Textiles, Apparel & Luxury Goods (0.4%)
Jones Apparel Group, Inc.	63,900	1,805,175
Liz Claiborne, Inc.	57,100	2,129,830
VF Corp.	52,400	4,798,792

		8,733,797

Total Consumer Discretionary		250,945,637

Consumer Staples (5.5%)
Beverages (0.7%)
Brown-Forman Corp., Class B	13,500	986,580
Coca-Cola Enterprises, Inc.	182,800	4,387,200
Constellation Brands, Inc., Class A*	112,400	2,729,072
Molson Coors Brewing Co., Class B	32,100	2,967,966
Pepsi Bottling Group, Inc.	61,900	2,084,792
PepsiAmericas, Inc.	34,600	849,776

		14,005,386

Food & Staples Retailing (0.9%)
BJ’s Wholesale Club, Inc.*	38,300	1,379,949
Rite Aid Corp.*^	272,700	1,739,826
Safeway, Inc.	259,000	8,813,770

EQ ADVISORS TRUST

MARKETPLUS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
SUPERVALU, Inc.	123,200	$5,706,624

		17,640,169

Food Products (3.5%)
Bunge Ltd.^	232,200	19,620,900
Campbell Soup Co.	58,500	2,270,385
ConAgra Foods, Inc.	292,100	7,845,806
Corn Products International, Inc.	43,700	1,986,165
Dean Foods Co.	71,200	2,269,144
Del Monte Foods Co.	118,400	1,439,744
H.J. Heinz Co.	85,600	4,063,432
Hershey Co.	29,000	1,467,980
Hormel Foods Corp.	43,400	1,620,990
JM Smucker Co.	33,200	2,113,512
Marine Harvest*	7,134,000	7,766,774
McCormick & Co., Inc. (Non-Voting)	25,800	985,044
Sara Lee Corp.	205,500	3,575,700
Smithfield Foods, Inc.*	186,800	5,751,572
Tyson Foods, Inc., Class A^	388,900	8,960,256
Wm. Wrigley Jr. Co.	16,900	934,739

		72,672,143

Household Products (0.1%)
Church & Dwight Co., Inc.^	2,200	106,612
Clorox Co.	7,100	440,910
Energizer Holdings, Inc.*	9,300	926,280

		1,473,802

Personal Products (0.1%)
Alberto-Culver Co.	40,900	970,148
Avon Products, Inc.	20,100	738,675

		1,708,823

Tobacco (0.2%)
Loews Corp.- Carolina Group	25,900	2,001,293
UST, Inc.^	42,100	2,261,191

		4,262,484

Total Consumer Staples		111,762,807

Energy (5.0%)
Energy Equipment & Services (0.6%)
ENSCO International, Inc.	6,400	390,464
Helmerich & Payne, Inc.	60,600	2,146,452
Nabors Industries Ltd.*	19,500	650,910
Patterson-UTI Energy, Inc.	91,900	2,408,699
Pride International, Inc.*	25,200	943,992
Rowan Cos., Inc.	18,600	762,228
SBM Offshore N.V.	58,500	2,240,703
SEACOR Holdings, Inc.*^	14,200	1,325,712
Tidewater, Inc.^	11,300	800,944
Unit Corp.*	5,900	371,169

		12,041,273

Oil, Gas & Consumable Fuels (4.4%)
Arch Coal, Inc.^	161,200	5,609,760
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. (ADR)*	522,300	3,362,672
Chesapeake Energy Corp.^	112,700	3,899,420
Cimarex Energy Co.^	48,900	1,927,149
Continental Resources, Inc.*	9,200	147,200
El Paso Corp.^	410,700	7,076,361
Forest Oil Corp.*^	46,300	1,956,638
Frontier Oil Corp.	32,100	1,405,017
Helix Energy Solutions Group, Inc.*^	10,800	431,028
Hess Corp.	162,800	9,598,688
Murphy Oil Corp.	110,300	6,556,232
Newfield Exploration Co.*	273,500	12,457,925
Noble Energy, Inc.	186,200	11,617,018
Overseas Shipholding Group^	19,500	1,587,300
Pioneer Natural Resources Co.	72,400	3,526,604
Plains Exploration & Production Co.*	42,100	2,012,801
Pogo Producing Co.^	34,300	1,742,097
Spectra Energy Corp.	370,600	9,620,776
St. Mary Land & Exploration Co.	36,800	1,347,616
Teekay Corp.^	23,700	1,372,467
W&T Offshore, Inc.^	6,100	170,739
Western Refining, Inc.^	7,700	445,060
Williams Cos., Inc.	57,300	1,811,826

		89,682,394

Total Energy		101,723,667

Financials (23.3%)
Capital Markets (2.5%)
A.G. Edwards, Inc.	5,900	498,845
Affiliated Managers Group, Inc.*^	61,900	7,970,244
Allied Capital Corp.^	89,300	2,764,728
American Capital Strategies Ltd.^	94,800	4,030,896
Ameriprise Financial, Inc.	138,000	8,772,660
Apollo Investment Corp.^	179,000	3,852,080
BlackRock, Inc.^	16,100	2,521,099
E*Trade Financial Corp.*	495,400	10,943,386
Janus Capital Group, Inc.^	24,500	682,080
Jefferies Group, Inc.^	73,600	1,985,728
Legg Mason, Inc.	45,500	4,476,290
Northern Trust Corp.	19,600	1,259,104
Raymond James Financial, Inc.^	55,200	1,705,680

		51,462,820

Commercial Banks (5.0%)
Associated Banc-Corp^	74,800	2,445,960
Bancorpsouth, Inc.^	48,200	1,178,972
Bank of Hawaii Corp.^	19,300	996,652
BOK Financial Corp.^	13,100	699,802
City National Corp./California^	56,300	4,283,867
Colonial BancGroup, Inc.^	93,200	2,327,204
Comerica, Inc.	91,500	5,441,505
Commerce Bancorp, Inc./ New Jersey^	253,100	9,362,169
Commerce Bancshares, Inc./Missouri	40,800	1,848,240
Compass Bancshares, Inc.	77,300	5,332,154
Cullen/Frost Bankers, Inc.^	35,200	1,882,144
East West Bancorp, Inc.^	35,800	1,391,904
First Citizens BancShares, Inc./North Carolina, Class A	3,500	680,400
First Horizon National Corp.^	73,800	2,878,200
Fulton Financial Corp.^	101,700	1,466,514
Huntington Bancshares, Inc./Ohio^	405,200	9,214,248
KeyCorp.	230,100	7,899,333
M&T Bank Corp.	40,300	4,308,070
Marshall & Ilsley Corp.	152,000	7,239,760
Popular, Inc.^	163,900	2,633,873
Sky Financial Group, Inc.	69,100	1,925,126
Synovus Financial Corp.	101,300	3,109,910
TCF Financial Corp.	75,900	2,110,020
UnionBanCal Corp.	71,700	4,280,490
Valley National Bancorp^	70,600	1,587,794
Webster Financial Corp.^	161,800	6,904,006
Whitney Holding Corp.	39,600	1,191,960
Wilmington Trust Corp.	40,300	1,672,853
Zions Bancorp.	63,400	4,876,094

		101,169,224

Consumer Finance (0.1%)
AmeriCredit Corp.*^	64,500	1,712,475

EQ ADVISORS TRUST

MARKETPLUS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Student Loan Corp.^	2,300	$468,970

		2,181,445

Diversified Financial Services (1.1%)
CIT Group, Inc.	192,200	10,538,326
Genesis Lease Ltd. (ADR)	283,000	7,754,200
Leucadia National Corp.^	96,200	3,391,050
NASDAQ Stock Market, Inc.*^	13,200	392,172

		22,075,748

Insurance (7.9%)
Alleghany Corp.*	2,900	1,178,850
Allied World Assurance Holdings Ltd./Bermuda	35,400	1,814,250
Ambac Financial Group, Inc.	179,100	15,615,729
American Financial Group, Inc./Ohio	48,200	1,646,030
American National Insurance Co.^	9,200	1,403,920
Aon Corp.	172,200	7,337,442
Arch Capital Group Ltd.*	29,800	2,161,692
Arthur J. Gallagher & Co.^	46,800	1,304,784
Assurant, Inc.	71,000	4,183,320
Axis Capital Holdings Ltd.	90,200	3,666,630
Cincinnati Financial Corp.	100,700	4,370,380
CNA Financial Corp.^	15,900	758,271
Conseco, Inc.*	110,600	2,310,434
Endurance Specialty Holdings Ltd.	34,400	1,377,376
Erie Indemnity Co., Class A^	22,800	1,232,112
Everest Reinsurance Group Ltd.	154,000	16,730,560
Fidelity National Financial, Inc., Class A	130,000	3,081,000
First American Corp.	56,700	2,806,650
Genworth Financial, Inc., Class A	255,100	8,775,440
Hanover Insurance Group, Inc.	28,700	1,400,273
HCC Insurance Holdings, Inc.	37,300	1,246,193
Markel Corp.*	5,800	2,810,448
MBIA, Inc.^	76,700	4,772,274
Mercury General Corp.^	15,600	859,716
Nationwide Financial Services, Inc.	31,000	1,959,820
Old Republic International Corp.	135,700	2,884,982
OneBeacon Insurance Group Ltd.	16,600	420,478
PartnerReinsurance Ltd.^	25,900	2,007,250
Philadelphia Consolidated Holding Corp.*	7,900	330,220
Platinum Underwriters Holdings Ltd.	35,000	1,216,250
Principal Financial Group, Inc.	148,300	8,644,407
Protective Life Corp.	41,100	1,964,991
Reinsurance Group of America, Inc.	163,400	9,843,216
RenaissanceReinsurance Holdings Ltd.	42,400	2,628,376
Safeco Corp.	62,300	3,878,798
StanCorp Financial Group, Inc.	31,300	1,642,624
Torchmark Corp.	56,000	3,752,000
Transatlantic Holdings, Inc.	10,100	718,413
Unitrin, Inc.	26,800	1,318,024
Unum Group	410,600	10,720,766
W.R. Berkley Corp.	73,100	2,378,674
Wesco Financial Corp.	840	323,400
White Mountains Insurance Group Ltd.	5,300	3,211,906
XL Capital Ltd., Class A	96,300	8,117,127

		160,805,496

Real Estate Investment Trusts (REITs) (5.6%)
AMB Property Corp. (REIT)	58,400	3,108,048
Annaly Capital Management, Inc. (REIT)	154,200	2,223,564
Apartment Investment & Management Co. (REIT)^	53,900	2,717,638
Archstone-Smith Trust (REIT)	130,700	7,725,677
AvalonBay Communities, Inc. (REIT)^	46,700	5,551,696
Boston Properties, Inc. (REIT)	60,100	6,138,013
Brandywine Realty Trust (REIT)	51,100	1,460,438
BRE Properties, Inc. (REIT)^	29,700	1,760,913
Camden Property Trust (REIT)	33,300	2,230,101
CapitalSource, Inc. (REIT)^	30,200	742,618
CBL & Associates Properties, Inc. (REIT)^	38,500	1,387,925
Colonial Properties Trust (REIT)^	27,300	995,085
Developers Diversified Realty Corp. (REIT)^	73,300	3,863,643
Douglas Emmett, Inc. (REIT)^	60,700	1,501,718
Duke Realty Corp. (REIT)^	21,600	770,472
Equity Residential (REIT)^	170,500	7,779,915
Essex Property Trust, Inc. (REIT)^	7,700	895,510
Federal Realty Investment Trust (REIT)	15,900	1,228,434
General Growth Properties, Inc. (REIT)	56,900	3,012,855
Health Care Property Investors, Inc. (REIT)	120,800	3,494,744
Health Care REIT, Inc. (REIT)	41,300	1,666,868
Hospitality Properties Trust (REIT)	55,100	2,286,099
Host Hotels & Resorts, Inc. (REIT)^	306,200	7,079,344
HRPT Properties Trust (REIT)^	124,300	1,292,720
iStar Financial, Inc. (REIT)	75,200	3,333,616
Kimco Realty Corp. (REIT)^	125,900	4,793,013
Liberty Property Trust (REIT)^	53,900	2,367,827
Mack-Cali Realty Corp. (REIT)	39,800	1,730,902
Plum Creek Timber Co., Inc. (REIT)^	95,600	3,982,696
ProLogis (REIT)	18,800	1,069,720
Public Storage, Inc. (REIT)	67,600	5,193,032
Rayonier, Inc.(REIT)^	42,600	1,922,964
Regency Centers Corp. (REIT)	40,800	2,876,400
SL Green Realty Corp. (REIT)^	34,800	4,311,372
Taubman Centers, Inc. (REIT)	14,100	699,501
Thornburg Mortgage, Inc. (REIT)^	70,900	1,856,162
Vornado Realty Trust (REIT)^	78,300	8,600,472

		113,651,715

Thrifts & Mortgage Finance (1.1%)
Astoria Financial Corp.^	50,900	1,274,536
Capitol Federal Financial^	4,000	147,680
Hudson City Bancorp, Inc.	192,200	2,348,684
IndyMac Bancorp, Inc.^	43,200	1,260,144
MGIC Investment Corp.^	48,700	2,769,082
New York Community Bancorp, Inc.^	183,800	3,128,276
People’s United Financial, Inc.	39,100	693,243
PMI Group, Inc.	51,000	2,278,170
Radian Group, Inc.^	47,100	2,543,400
Sovereign Bancorp, Inc.^	251,500	5,316,710
TFS Financial Corp.*^	50,900	587,386

EQ ADVISORS TRUST

MARKETPLUS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Washington Federal, Inc.^	51,200	$1,244,672

		23,591,983

Total Financials		474,938,431

Health Care (4.2%)
Biotechnology (0.8%)
Alkermes, Inc.*^	397,600	5,804,960
Millennium Pharmaceuticals, Inc.*	84,500	893,165
Theravance, Inc.*^	304,100	9,731,200

		16,429,325

Health Care Equipment & Supplies (0.6%)
Bausch & Lomb, Inc.	25,000	1,736,000
Beckman Coulter, Inc.	6,800	439,824
Cooper Cos., Inc.^	162,200	8,648,504
Hillenbrand Industries, Inc.	30,000	1,950,000
Kinetic Concepts, Inc.*^	5,700	296,229

		13,070,557

Health Care Providers & Services (0.8%)
AmerisourceBergen Corp.	60,700	3,002,829
Brookdale Senior Living, Inc.	16,700	761,019
Community Health Systems, Inc.*	51,300	2,075,085
Coventry Health Care, Inc.*	6,000	345,900
Health Management Associates, Inc., Class A^	142,100	1,614,256
LifePoint Hospitals, Inc.*	33,900	1,311,252
Omnicare, Inc.^	62,700	2,260,962
Quest Diagnostics, Inc.	6,700	346,055
Tenet Healthcare Corp.*^	62,800	408,828
Triad Hospitals, Inc.*	49,700	2,671,872
Universal Health Services, Inc., Class B	19,300	1,186,950

		15,985,008

Health Care Technology (0.4%)
IMS Health, Inc.^	242,600	7,794,738

Life Sciences Tools & Services (0.3%)
Applera Corp.- Applied Biosystems Group	89,200	2,724,168
Charles River Laboratories International, Inc.*	26,000	1,342,120
Invitrogen Corp.*^	17,100	1,261,125
PerkinElmer, Inc.	52,600	1,370,756

		6,698,169

Pharmaceuticals (1.3%)
Barr Pharmaceuticals, Inc.*	251,500	12,632,845
Endo Pharmaceuticals Holdings, Inc.*^	304,100	10,409,343
King Pharmaceuticals, Inc.*	142,900	2,923,734
Watson Pharmaceuticals, Inc.*	25,200	819,756

		26,785,678

Total Health Care		86,763,475

Industrials (13.3%)
Aerospace & Defense (1.6%)
Alliant Techsystems, Inc.*^	90,900	9,012,735
DRS Technologies, Inc.^	22,600	1,294,302
Goodrich Corp.	288,400	17,177,104
L-3 Communications Holdings, Inc.	48,700	4,742,893
Spirit Aerosystems Holdings, Inc., Class A*	7,500	270,375

		32,497,409

Airlines (0.9%)
Northwest Airlines Corp.*^	206,200	4,577,640
Southwest Airlines Co.	361,800	5,394,438
U.S. Airways Group, Inc.*^	47,700	1,443,879
UAL Corp.*^	174,300	7,074,837

		18,490,794

Building Products (1.0%)
American Standard Cos., Inc.	130,400	7,690,992
Armstrong World Industries, Inc.*^	11,400	571,710
Lennox International, Inc.^	29,300	1,002,939
Masco Corp.	208,700	5,941,689
Owens Corning, Inc.*^	64,700	2,175,861
USG Corp.*^	47,000	2,304,880

		19,688,071

Commercial Services & Supplies (1.6%)
Allied Waste Industries, Inc.*	142,400	1,916,704
Avery Dennison Corp.	9,100	604,968
Cintas Corp.	19,000	749,170
Copart, Inc.*	230,800	7,060,172
Pitney Bowes, Inc.	23,400	1,095,588
R.R. Donnelley & Sons Co.	304,000	13,227,040
Republic Services, Inc.	10,300	315,592
Steelcase, Inc., Class A^	10,100	186,850
United Stationers, Inc.*	123,900	8,256,696

		33,412,780

Construction & Engineering (0.9%)
KBR, Inc.*	99,000	2,596,770
Shaw Group, Inc.*	150,200	6,952,758
URS Corp.*	168,700	8,190,385

		17,739,913

Electrical Equipment (0.3%)
Cooper Industries Ltd., Class A	72,800	4,156,152
Hubbell, Inc., Class B^	23,300	1,263,326

		5,419,478

Industrial Conglomerates (0.8%)
Carlisle Cos., Inc.^	196,000	9,115,960
Teleflex, Inc.	23,000	1,880,940
Walter Industries, Inc.^	157,800	4,569,888

		15,566,788

Machinery (4.1%)
AGCO Corp.*^	152,700	6,628,707
Crane Co.	29,900	1,358,955
Dover Corp.	81,300	4,158,495
Eaton Corp.	75,800	7,049,400
Flowserve Corp.	3,400	243,440
Gardner Denver, Inc.*	31,000	1,319,050
Ingersoll-Rand Co., Ltd., Class A	165,900	9,094,638
ITT Corp.	93,300	6,370,524
Kennametal, Inc.	134,400	11,024,832
Lincoln Electric Holdings, Inc.	8,000	593,920
Mueller Water Products, Inc., Class B^	41,100	616,500
Pall Corp.	6,300	289,737
Parker Hannifin Corp.	67,900	6,648,089
Pentair, Inc.^	251,400	9,696,498
SPX Corp.	33,400	2,932,854
Timken Co.	55,700	2,011,327
Toro Co.^	164,200	9,669,738
Trinity Industries, Inc.^	93,600	4,075,344

		83,782,048

Marine (0.4%)
Alexander & Baldwin, Inc.^	25,200	1,338,372
American Commercial Lines, Inc.*^	274,800	7,158,540

		8,496,912

Road & Rail (1.2%)
Avis Budget Group, Inc.*	271,700	7,724,431
Con-way, Inc.^	5,900	296,416
CSX Corp.	212,600	9,584,008
Hertz Global Holdings, Inc.*	65,400	1,737,678

EQ ADVISORS TRUST

MARKETPLUS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Kansas City Southern, Inc.*^	18,000	$675,720
Laidlaw International, Inc.	46,600	1,610,030
Ryder System, Inc.	35,900	1,931,420
YRC Worldwide, Inc.*^	33,700	1,240,160

		24,799,863

Trading Companies & Distributors (0.5%)
GATX Corp.^	18,300	901,275
UAP Holding Corp.^	263,200	7,932,848
United Rentals, Inc.*	47,900	1,558,666
W.W. Grainger, Inc.	6,800	632,740

		11,025,529

Total Industrials		270,919,585

Information Technology (8.9%)
Communications Equipment (0.8%)
ADC Telecommunications, Inc.*	68,900	1,262,937
Avaya, Inc.*	195,500	3,292,220
JDS Uniphase Corp.*^	531,800	7,142,074
Juniper Networks, Inc.*	94,000	2,365,980
Tellabs, Inc.*	256,800	2,763,168

		16,826,379

Computers & Peripherals (1.2%)
Lexmark International, Inc., Class A*^	25,300	1,247,543
NCR Corp.*	168,200	8,837,228
QLogic Corp.*	366,200	6,097,230
SanDisk Corp.*	54,300	2,657,442
Seagate Technology^	198,000	4,310,460
Western Digital Corp.*	91,500	1,770,525

		24,920,428

Electronic Equipment & Instruments (1.9%)
Arrow Electronics, Inc.*	401,100	15,414,273
Avnet, Inc.*	36,200	1,434,968
AVX Corp.^	23,800	398,412
Flextronics International Ltd.*	713,400	7,704,720
Ingram Micro, Inc., Class A*	85,100	1,847,521
Jabil Circuit, Inc.	39,900	880,593
Molex, Inc.	34,700	1,041,347
Sanmina-SCI Corp.*	242,100	757,773
Solectron Corp.*	360,300	1,325,904
Tech Data Corp.*	32,200	1,238,412
Tektronix, Inc.	161,500	5,449,010
Vishay Intertechnology, Inc.*	90,200	1,426,964

		38,919,897

IT Services (2.0%)
Affiliated Computer Services, Inc., Class A*^	31,600	1,792,352
BearingPoint, Inc.*^	818,700	5,984,697
CACI International, Inc., Class A*^	210,300	10,273,155
Ceridian Corp.*	8,300	290,500
CheckFree Corp.*^	152,700	6,138,540
Computer Sciences Corp.*	101,600	6,009,640
Convergys Corp.*	80,300	1,946,472
Electronic Data Systems Corp.	125,400	3,477,342
Fidelity National Information Services, Inc.	17,700	960,756
Hewitt Associates, Inc., Class A*	20,900	668,800
Unisys Corp.*^	377,100	3,446,694

		40,988,948

Office Electronics (0.5%)
Xerox Corp.*	549,800	10,160,304

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*^	192,200	2,748,460
Atmel Corp.*	286,700	1,594,052
Cree, Inc.*^	37,100	959,035
Fairchild Semiconductor International, Inc.*	469,600	9,072,672
Integrated Device Technology, Inc.*	77,100	1,177,317
International Rectifier Corp.*	32,900	1,225,854
Intersil Corp., Class A	35,900	1,129,414
LSI Corp.*	184,000	1,381,840
Micron Technology, Inc.*^	299,000	3,746,470
Novellus Systems, Inc.*^	25,900	734,783
Rambus, Inc.*^	12,900	231,942
Teradyne, Inc.*	55,200	970,416
Varian Semiconductor Equipment Associates, Inc.*^	365,950	14,659,957

		39,632,212

Software (0.5%)
CA, Inc.^	90,600	2,340,198
Cadence Design Systems, Inc.*	118,200	2,595,672
Compuware Corp.*	33,400	396,124
Fair Isaac Corp.^	30,300	1,215,636
McAfee, Inc.*^	47,500	1,672,000
Novell, Inc.*^	178,200	1,388,178

		9,607,808

Total Information Technology		181,055,976

Materials (6.1%)
Chemicals (3.8%)
Air Products & Chemicals, Inc.	67,200	5,400,864
Airgas, Inc.^	2,900	138,910
Ashland, Inc.	32,900	2,103,955
Cabot Corp.	10,600	505,408
Celanese Corp., Class A	257,400	9,981,972
Chemtura Corp.^	772,100	8,578,031
Cytec Industries, Inc.^	200,600	12,792,262
Eastman Chemical Co.	49,300	3,171,469
FMC Corp.	113,800	10,172,582
Huntsman Corp.	53,000	1,288,430
International Flavors & Fragrances, Inc.	13,300	693,462
Lubrizol Corp.	30,000	1,936,500
Lyondell Chemical Co.	135,700	5,037,184
Mosaic Co.*	51,800	2,021,236
PPG Industries, Inc.	96,300	7,329,393
Rohm & Haas Co.	41,000	2,241,880
RPM International, Inc.^	9,900	228,789
Scotts Miracle-Gro Co., Class A^	20,800	893,152
Sigma-Aldrich Corp.	53,800	2,295,646
Valspar Corp.	53,000	1,505,730
Westlake Chemical Corp.^	11,300	317,756

		78,634,611

Containers & Packaging (1.1%)
Bemis Co., Inc.	61,300	2,033,934
Owens-Illinois, Inc.*	249,200	8,722,000
Sealed Air Corp.	81,700	2,534,334
Smurfit-Stone Container Corp.*	149,600	1,991,176
Sonoco Products Co.	58,700	2,512,947
Temple-Inland, Inc.	62,100	3,821,013

		21,615,404

Metals & Mining (0.9%)
Carpenter Technology Corp.	6,800	886,108
Cleveland-Cliffs, Inc.^	54,300	4,217,481
Commercial Metals Co.	69,900	2,360,523
Reliance Steel & Aluminum Co.^	34,800	1,957,848
Steel Dynamics, Inc.	36,900	1,546,479
United States Steel Corp.	69,400	7,547,250

		18,515,689

Paper & Forest Products (0.3%)
Domtar Corp.*	130,200	1,453,032
Louisiana-Pacific Corp.^	61,300	1,159,796

EQ ADVISORS TRUST

MARKETPLUS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
MeadWestvaco Corp.	108,200	$3,821,624

		6,434,452

Total Materials		125,200,156

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.4%)
CenturyTel, Inc.	64,200	3,149,010
Citizens Communications Co.	165,500	2,527,185
Embarq Corp.	200,700	12,718,359
Qwest Communications International, Inc.*^	943,600	9,152,920
Windstream Corp.	125,400	1,850,904

		29,398,378

Wireless Telecommunication Services (0.2%)
Clearwire Corp., Class A*	13,600	332,248
Crown Castle International Corp.*	24,700	895,869
Telephone & Data Systems, Inc.	33,200	2,077,324
U.S. Cellular Corp.*^	6,600	597,960

		3,903,401

Total Telecommunication Services		33,301,779

Utilities (9.1%)
Electric Utilities (3.4%)
American Electric Power Co., Inc.	233,900	10,534,856
DPL, Inc.^	30,800	872,872
Edison International^	191,100	10,724,532
Great Plains Energy, Inc.^	50,400	1,467,648
Hawaiian Electric Industries, Inc.^	48,100	1,139,489
Northeast Utilities	353,900	10,036,604
Pepco Holdings, Inc.	113,200	3,192,240
Pinnacle West Capital Corp.^	58,800	2,343,180
PPL Corp.	318,500	14,902,615
Progress Energy, Inc.	151,200	6,893,208
Reliant Energy, Inc.*	200,400	5,400,780
Sierra Pacific Resources*	110,800	1,945,648

		69,453,672

Gas Utilities (1.2%)
AGL Resources, Inc.	45,600	1,845,888
Atmos Energy Corp.	52,100	1,566,126
Energen Corp.	42,100	2,312,974
Equitable Resources, Inc.	17,100	847,476
National Fuel Gas Co.^	49,000	2,122,190
ONEOK, Inc.	65,100	3,281,691
Questar Corp.	66,500	3,514,525
Southern Union Co.	63,100	2,056,429
UGI Corp.	258,800	7,060,064

		24,607,363

Independent Power Producers & Energy Traders (0.3%)
Constellation Energy Group, Inc.	23,700	2,065,929
Dynegy, Inc., Class A*	166,400	1,570,816
Mirant Corp.*	47,300	2,017,345
NRG Energy, Inc.*^	27,700	1,151,489

		6,805,579

Multi-Utilities (4.1%)
Alliant Energy Corp.^	66,700	2,591,295
Ameren Corp.^	121,400	5,949,814
CMS Energy Corp.	131,700	2,265,240
Consolidated Edison, Inc.^	158,700	7,160,544
DTE Energy Co.^	103,300	4,981,126
Energy East Corp.^	92,700	2,418,543
Integrys Energy Group, Inc.	44,400	2,252,412
KeySpan Corp.	103,100	4,328,138
MDU Resources Group, Inc.	106,700	2,991,868
NiSource, Inc.^	160,800	3,330,168
NSTAR	62,600	2,031,370
OGE Energy Corp.	53,800	1,971,770
PG&E Corp.	206,200	9,340,860
Puget Energy, Inc.	68,500	1,656,330
SCANA Corp.	68,400	2,619,036
Sempra Energy	154,700	9,162,881
TECO Energy, Inc.^	123,100	2,114,858
Vectren Corp.^	44,900	1,209,157
Wisconsin Energy Corp.	247,800	10,960,194
Xcel Energy, Inc.^	239,800	4,908,706

		84,244,310

Water Utilities (0.1%)
Aqua America, Inc.^	72,500	1,630,525

Total Utilities		186,741,449

Total Common Stocks (89.3%) (Cost $1,792,655,947)		1,823,352,962

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (9.9%)
iShares Morningstar Mid Core Index Fund^	115,296	10,448,124
iShares Morningstar Mid Value Index Fund^	327,907	30,095,305
iShares Russell Midcap Growth Index Fund^	45,637	5,198,511
iShares Russell Midcap Index Fund	189,009	20,583,080
iShares Russell Midcap Value Index Fund^	547,755	86,249,502
iShares S&P MidCap 400 Growth Index Fund^	34,984	3,144,712
iShares S&P MidCap 400 Index Fund^	175,105	15,633,374
iShares S&P MidCap 400/ BARRA Value Index Fund^	356,462	30,873,174

Total Investment Companies (9.9%) (Cost $205,461,298)		202,225,782

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (19.8%)
Amsterdam Funding Corp.
5.35%, 7/2/07	$12,994,204	12,994,204
Atlantic Asset Securitization LLC
5.37%, 7/2/07	8,049,396	8,049,396
Charta LLC
5.37%, 7/2/07	14,993,288	14,993,288
Dresdner U.S. Finance, Inc.
5.33%, 7/2/07	9,995,558	9,995,558
G.X. Clarke & Co., Repurchase Agreement
5.42%, 7/2/07 (r)	180,000,000	180,000,000
Links Finance LLC
5.37%, 6/22/09 (l)	14,992,500	14,992,500
Nomura Securities Co., Ltd., Repurchase Agreement
5.35%, 7/2/07 (r)	113,911,817	113,911,817
Rhein-Main Securitisation Ltd.
5.39%, 7/5/07	9,986,550	9,986,550
Total Capital S.A.
5.34%, 7/2/07	12,994,215	12,994,215
Tulip Funding Corp.
5.38%, 7/30/07	9,952,444	9,952,444

EQ ADVISORS TRUST

MARKETPLUS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
UBS Finance Delaware LLC
5.35%, 7/2/07	$14,993,313	$14,993,313

Total Short-Term Investments of Cash Collateral for Securities Loaned		402,863,285

Time Deposit (0.3%)
JPMorgan Chase Nassau
4.76%, 7/2/07	6,665,600	6,665,600

Total Short-Term Investments (20.1%) (Amortized Cost $409,528,885)		409,528,885

Total Investments (119.3%) (Cost/Amortized Cost $2,407,646,130)		2,435,107,629
Other Assets Less Liabilities (-19.3%)		(393,852,974)

Net Assets (100%)		$2,041,254,655

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks, long-term corporate debt securities, and Investment Companies	$2,798,692,483
Net Proceeds of Sales and Redemptions:
Stocks, long-term corporate debt securities, and Investment Companies	$2,780,040,350

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,667,466
Aggregate gross unrealized depreciation	(50,845,066)

Net unrealized appreciation	$23,822,400

Federal income tax cost of investments	$2,411,285,229

At June 30, 2007, the Portfolio had loaned securities with a total value of $395,385,935. This was secured by collateral of $402,863,285 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2007, the Portfolio incurred approximately $139 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at cost:
Affiliated Issuers (Cost $430,134,967)	$454,803,435
Unaffiliated Issuers (Cost $26,432,542)	25,959,733
Dividends, interest and other receivables	76,787
Receivable from investment manager	38,651
Receivable from Separate Accounts for Trust shares sold	2,257
Other assets	4,614

Total assets	480,885,477

LIABILITIES
Overdraft payable	351,190
Payable for securities purchased	2,998,183
Payable to Separate Accounts for Trust shares redeemed	237,449
Distribution fees payable - Class IB	99,107
Administrative fees payable	62,341
Trustees’ fees payable	3,120
Accrued expenses	43,674

Total liabilities	3,795,064

NET ASSETS	$477,090,413

Net assets were comprised of:
Paid in capital	$476,717,697
Accumulated undistributed net investment income	839,430
Accumulated net realized loss	(24,662,373)
Unrealized appreciation on investments	24,195,659

Net assets	$477,090,413

Class IB
Net asset value, offering and redemption price per share, $477,090,413 / 21,743,420 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.94

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends ($1,602,953 of dividend income received from affiliates)	$1,666,163

Interest	33,295

Total income	1,699,458

EXPENSES
Distribution fees - Class IB	612,678
Administrative fees	384,965
Investment management fees	245,070
Printing and mailing expenses	35,490
Professional fees	25,776
Custodian fees	24,395
Trustees’ fees	4,398
Miscellaneous	6,606

Gross expenses	1,339,378
Less: Waiver from investment advisor	(481,444)

Net expenses	857,934

NET INVESTMENT INCOME	841,524

REALIZED AND UNREALIZED GAIN
Net realized gain on securities ($5,759,539 of realized gain received from affiliates)	5,879,287
Net change in unrealized appreciation on securities	12,296,417

NET REALIZED AND UNREALIZED GAIN	18,175,704

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,017,228

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$841,524	$11,317,309
Net realized gain on investments	5,879,287	15,983,143
Net change in unrealized appreciation on investments	12,296,417	23,528,801

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	19,017,228	50,829,253

DIVIDENDS:
Class IB
Dividends from net investment income	—	(13,992,468)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 200,987 and 113,671 shares, respectively ]	4,345,156	2,492,888
Capital shares issued in reinvestment of dividends [ 0 and 662,317 shares, respectively ]	—	13,992,468
Capital shares repurchased [ (2,532,847) and (5,416,706) shares, respectively ]	(54,675,101)	(110,856,775)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(50,329,945)	(94,371,419)

TOTAL DECREASE IN NET ASSETS	(31,312,717)	(57,534,634)
NET ASSETS:
Beginning of period	508,403,130	565,937,764

End of period (a)	$477,090,413	$508,403,130

(a) Includes accumulated undistributed (overdistributed) net investment income of	$839,430	$(2,094)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at cost:
Affiliated Issuers (Cost $88,693,421)	$88,557,193
Unaffiliated Issuers (Amortized Cost $6,249,368)	6,249,368
Receivable from Separate Accounts for Trust shares sold	3,963,447
Receivable from investment manager	18,739
Dividends, interest and other receivables	16,556

Total assets	98,805,303

LIABILITIES
Audit fees payable	10,706
Custody fees payable	9,959
Distribution fees payable - Class IB	8,246
Administrative fees payable	7,837
Payable to Separate Accounts for Trust shares redeemed	864
Accrued expenses	1,233

Total liabilities	38,845

NET ASSETS	$98,766,458

Net assets were comprised of:
Paid in capital	$98,894,099
Accumulated undistributed net investment income	8,587
Unrealized depreciation on investments	(136,228)

Net assets	$98,766,458

Class IA
Net asset value, offering and redemption price per share, $101,652 / 10,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.17

Class IB
Net asset value, offering and redemption price per share, $98,664,806 / 9,710,490 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.16

STATEMENT OF OPERATIONS For the Period Ended June 30, 2007* (Unaudited)

INVESTMENT INCOME
Interest	$16,870

EXPENSES
Administrative fees	10,844
Professional fees	10,708
Custodian fees	9,959
Distribution fees - Class IB	8,283
Investment management fees	1,665
Printing and mailing expenses	7
Trustees’ fees	1
Miscellaneous	1,494

Gross expenses	42,961
Less: Waiver from investment advisor	(12,509)
Reimbursement from investment manager	(22,169)

Net expenses	8,283

NET INVESTMENT INCOME	8,587

UNREALIZED LOSS
Net change in unrealized depreciation on securities	(136,228)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(127,641)

STATEMENT OF CHANGES IN NET ASSETS
April 30, 2007* to June 30, 2007 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,587
Net change in unrealized depreciation on investments	(136,228)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(127,641)

Class IB
Capital shares sold [ 9,703,365 shares ]	98,723,378
Capital shares repurchased [ (2,875) shares ]	(29,279)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	98,694,099

TOTAL INCREASE IN NET ASSETS	98,566,458
Beginning of period	200,000

End of period (a)	$98,766,458

(a) Includes accumulated undistributed net investment income of	$8,587

* The Portfolio commenced operations on April 30, 2007
See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $8,164,833)	$9,178,593
Receivable from Separate Accounts for Trust shares sold	10,453
Receivable from investment manager	4,866
Dividends, interest and other receivables	340

Total assets	9,194,252

LIABILITIES
Payable for securities purchased	106,380
Administrative fees payable	3,188
Distribution fees payable	377
Trustees’ fees payable	22
Accrued expenses	46,057

Total liabilities	156,024

NET ASSETS	$9,038,228

Net assets were comprised of:
Paid in capital	$8,011,720
Accumulated undistributed net investment income	12,748
Unrealized appreciation on investments	1,013,760

Net assets	$9,038,228

Class IA
Net asset value, offering and redemption price per share, $7,199,814 / 594,759 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.11

Class IB
Net asset value, offering and redemption price per share, $1,838,414 / 152,047 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.09

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$2,061

EXPENSES
Professional fees	20,909
Administrative fees	18,198
Investment management fees	13,181
Custodian fees	2,928
Distribution fees - Class IB	2,172
Printing and mailing expenses	441
Trustees’ fees	50
Miscellaneous	2,728

Gross expenses	60,607
Less: Waiver from investment advisor	(31,379)
Reimbursement from investment manager	(13,867)
Fees paid indirectly	(2,184)

Net expenses	13,177

NET INVESTMENT LOSS	(11,116)

UNREALIZED GAIN
Net change in unrealized appreciation on securities	645,378

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$634,262

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	August 25, 2006* to December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(11,116)	$91,279
Net change in unrealized appreciation on investments	645,378	368,382

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	634,262	459,661

DIVIDENDS:
Dividends from net investment income
Class IA	—	(46,139)
Class IB	—	(22,215)

TOTAL DIVIDENDS	—	(68,354)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 298,159 and 153,719 shares, respectively ]	3,476,955	1,594,340
Capital shares issued in reinvestment of dividends [ 0 and 4,251 shares, respectively ]	—	46,139
Capital shares repurchased [ (7,253) and (4,117) shares, respectively ]	(82,992)	(43,998)

Total Class IA transactions	3,393,963	1,596,481

Class IB
Capital shares issued in reinvestment of dividends [ 0 and 2,047 shares, respectively]	—	22,215

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,393,963	1,618,696

TOTAL INCREASE IN NET ASSETS	4,028,225	2,010,003
NET ASSETS:
Beginning of period	5,010,003	3,000,000

End of period (a)	$9,038,228	$5,010,003

(a) Includes accumulated undistributed net investment income of	$12,748	$23,864

* The Portfolio commenced operations on August 25, 2006

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $8,879,600,323) (Securities on loan at market value $1,273,785,587)	$10,377,936,831
Cash	21,913,439
Variation margin receivable on futures contracts	22,731,000
Receivable for securities sold	21,327,877
Dividends, interest and other receivables	7,346,160
Receivable from Separate Accounts for Trust shares sold	442,390
Other assets	44,568

Total assets	10,451,742,265

LIABILITIES
Collateral held for loaned securities	1,295,888,709
Payable for securities purchased	20,093,106
Payable to Separate Accounts for Trust shares redeemed	6,752,495
Investment management fees payable	3,599,685
Administrative fees payable	767,357
Distribution fees payable - Class IB	469,195
Trustees’ fees payable	292,001
Accrued expenses	69,867

Total liabilities	1,327,932,415

NET ASSETS	$9,123,809,850

Net assets were comprised of:
Paid in capital	$8,844,129,826
Accumulated undistributed net investment income	47,134,992
Accumulated net realized loss	(1,265,906,226)
Unrealized appreciation on investments and futures	1,498,451,258

Net assets	$9,123,809,850

Class IA
Net asset value, offering and redemption price per share, $6,868,829,768 / 332,808,018 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.64

Class IB
Net asset value, offering and redemption price per share, $2,254,980,082 / 110,008,433 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.50

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$72,956,722
Interest	1,039,012
Securities lending (net)	2,562,116

Total income	76,557,850

EXPENSES
Investment management fees	21,800,317
Administrative fees	4,648,140
Distribution fees - Class IB	2,852,645
Printing and mailing expenses	661,548
Professional fees	131,859
Trustees’ fees	81,933
Custodian fees	4,879
Miscellaneous	119,980

Gross expenses	30,301,301
Less: Fees paid indirectly	(218,994)

Net expenses	30,082,307

NET INVESTMENT INCOME	46,475,543

REALIZED AND UNREALIZED GAIN
Realized gain on:
Securities	151,759,239
Futures	413,893

Net realized gain	152,173,132

Change in unrealized appreciation on:
Securities	182,504,244
Futures	4,828

Net change in unrealized appreciation	182,509,072

NET REALIZED AND UNREALIZED GAIN	334,682,204

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$381,157,747

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$46,475,543	$129,661,725
Net realized gain on investments and foreign currency transactions	152,173,132	553,217,002
Net change in unrealized appreciation on investments and foreign currency translations	182,509,072	290,620,136

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	381,157,747	973,498,863

DIVIDENDS:
Dividends from net investment income
Class IA	—	(101,012,549)
Class IB	—	(27,558,726)

TOTAL DIVIDENDS	—	(128,571,275)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,594,634 and 3,549,239 shares, respectively ]	32,020,861	66,627,970
Capital shares issued in reinvestment of dividends [ 0 and 5,059,896 shares, respectively ]	—	101,012,549
Capital shares repurchased [ (28,155,865) and (52,547,189) shares, respectively ]	(566,837,913)	(985,068,344)

Total Class IA transactions	(534,817,052)	(817,427,825)

Class IB
Capital shares sold [ 3,153,388 and 11,725,696 shares, respectively ]	62,991,215	217,833,572
Capital shares issued in reinvestment of dividends [ 0 and 1,388,100 shares, respectively ]	—	27,558,726
Capital shares repurchased [ (13,270,739) and (23,717,344) shares, respectively ]	(265,203,223)	(442,166,764)

Total Class IB transactions	(202,212,008)	(196,774,466)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(737,029,060)	(1,014,202,291)

TOTAL DECREASE IN NET ASSETS	(355,871,313)	(169,274,703)
NET ASSETS:
Beginning of period	9,479,681,163	9,648,955,866

End of period (a)	$9,123,809,850	$9,479,681,163

(a) Includes accumulated undistributed net investment income of	$47,134,992	$659,449

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $2,671,538,633) (Securities on loan at market value $76,810,003)	$3,278,752,554
Cash	4,616,777
Receivable for securities sold	23,445,903
Dividends, interest and other receivables	2,803,179
Receivable from Separate Accounts for Trust shares sold	408,296
Other assets	25,073

Total assets	3,310,051,782

LIABILITIES
Collateral held for loaned securities	78,105,981
Payable for securities purchased	17,031,083
Payable to Separate Accounts for Trust shares redeemed	2,253,862
Investment management fees payable	1,490,436
Distribution fees payable - Class IB	345,021
Administrative fees payable	272,844
Trustees’ fees payable	54,320
Accrued expenses	26,057

Total liabilities	99,579,604

NET ASSETS	$3,210,472,178

Net assets were comprised of:
Paid in capital	$2,373,993,236
Accumulated undistributed net investment income	19,128,726
Accumulated undistributed net realized gain	210,136,295
Unrealized appreciation on investments	607,213,921

Net assets	$3,210,472,178

Class IA
Net asset value, offering and redemption price per share, $1,560,504,680 / 71,330,419 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.88

Class IB
Net asset value, offering and redemption price per share, $1,649,967,498 / 75,981,851 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.72

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$31,235,761
Interest	699,270
Securities lending (net)	64,842

Total income	31,999,873

EXPENSES
Investment management fees	8,858,813
Distribution fees - Class IB	2,051,929
Administrative fees	1,620,529
Printing and mailing expenses	228,666
Professional fees	57,781
Trustees’ fees	28,276
Custodian fees	11,222
Miscellaneous	43,081

Gross expenses	12,900,297
Less: Fees paid indirectly	(93,858)

Net expenses	12,806,439

NET INVESTMENT INCOME	19,193,434

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	124,169,990
Net change in unrealized appreciation on securities	12,867,729

NET REALIZED AND UNREALIZED GAIN	137,037,719

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$156,231,153

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$19,193,434	$36,263,813
Net realized gain on investments	124,169,990	234,621,537
Net change in unrealized appreciation on investments	12,867,729	247,267,603

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	156,231,153	518,152,953

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(19,556,375)
Class IB	—	(16,744,239)

	—	(36,300,614)

Distributions from net realized capital gains
Class IA	—	(74,302,257)
Class IB	—	(79,800,655)

	—	(154,102,912)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(190,403,526)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,452,143 and 2,134,194 shares, respectively ]	30,870,846	42,590,744
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,569,406 shares, respectively ]	—	93,858,632
Capital shares repurchased [ (4,396,189) and (10,058,317) shares, respectively ]	(93,812,263)	(198,368,954)

Total Class IA transactions	(62,941,417)	(61,919,578)

Class IB
Capital shares sold [ 3,984,387 and 7,202,196 shares, respectively ]	84,305,593	142,093,293
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,730,785 shares, respectively ]	—	96,544,894
Capital shares repurchased [ (7,652,658) and (13,113,120) shares, respectively ]	(162,490,835)	(258,093,354)

Total Class IB transactions	(78,185,242)	(19,455,167)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(141,126,659)	(81,374,745)

TOTAL INCREASE IN NET ASSETS	15,104,494	246,374,682
NET ASSETS:
Beginning of period	3,195,367,684	2,948,993,002

End of period (a)	$3,210,472,178	$3,195,367,684

(a) Includes accumulated undistributed (overdistributed) net investment income of	$19,128,726	$(64,708)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $869,793,442) (Securities on loan at market value $306,585,946)	$862,471,518
Dividends, interest and other receivables	5,756,473
Receivable from Separate Accounts for Trust shares sold	2,239,126
Receivable for securities sold	443,928
Other assets	4,359

Total assets	870,915,404

LIABILITIES
Overdraft payable	90,987
Collateral held for loaned securities	120,136,708
Payable for forward commitments	60,683,424
Payable for securities purchased	6,919,379
Payable to Separate Accounts for Trust shares redeemed	334,687
Investment management fees payable	279,467
Distribution fees payable - Class IB	95,651
Administrative fees payable	58,805
Trustees’ fees payable	16,143
Accrued expenses	91,706

Total liabilities	188,706,957

NET ASSETS	$682,208,447

Net assets were comprised of:
Paid in capital	$709,192,233
Accumulated undistributed net investment income	14,897,891
Accumulated net realized loss	(34,559,753)
Unrealized depreciation on investments	(7,321,924)

Net assets	$682,208,447

Class IA
Net asset value, offering and redemption price per share, $217,836,827 / 22,249,200 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.79

Class IB
Net asset value, offering and redemption price per share, $464,371,620 / 47,777,730 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.72

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$17,419,047
Securities lending (net)	287,688

Total income	17,706,735

EXPENSES
Investment management fees	1,728,578
Distribution fees - Class IB	592,644
Administrative fees	363,353
Printing and mailing expenses	50,213
Professional fees	33,628
Trustees’ fees	6,217
Custodian fees	4,879
Miscellaneous	9,336

Total expenses	2,788,848

NET INVESTMENT INCOME	14,917,887

REALIZED AND UNREALIZED LOSS
Net realized loss on securities	(3,681,350)
Net change in unrealized depreciation on securities	(3,349,254)

NET REALIZED AND UNREALIZED LOSS	(7,030,604)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,887,283

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$14,917,887	$28,326,741
Net realized loss on investments	(3,681,350)	(12,663,318)
Net change in unrealized appreciation (depreciation) on investments	(3,349,254)	6,998,657

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	7,887,283	22,662,080

DIVIDENDS:
Dividends from net investment income
Class IA	—	(9,477,031)
Class IB	—	(19,471,820)

TOTAL DIVIDENDS	—	(28,948,851)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,860,287 and 3,210,885 shares, respectively ]	18,163,063	31,561,375
Capital shares issued in reinvestment of dividends [ 0 and 976,815 shares, respectively ]	—	9,477,031
Capital shares repurchased [ (2,606,790) and (6,603,414) shares, respectively ]	(25,468,116)	(64,909,094)

Total Class IA transactions	(7,305,053)	(23,870,688)

Class IB
Capital shares sold [ 3,917,975 and 5,884,616 shares, respectively ]	38,090,368	57,562,121
Capital shares issued in reinvestment of dividends [ 0 and 2,019,030 shares, respectively ]	—	19,471,820
Capital shares repurchased [ (6,722,335) and (13,219,847) shares, respectively ]	(65,267,237)	(129,125,980)

Total Class IB transactions	(27,176,869)	(52,092,039)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(34,481,922)	(75,962,727)

TOTAL DECREASE IN NET ASSETS	(26,594,639)	(82,249,498)
NET ASSETS:
Beginning of period	708,803,086	791,052,584

End of period (a)	$682,208,447	$708,803,086

(a) Includes accumulated undistributed (overdistributed) net investment income of	$14,897,891	$(19,996)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $3,301,112,337) (Securities on loan at market value $669,218,229)	$4,015,433,701
Foreign Cash (Cost $14,746,509)	14,837,093
Foreign Cash Held as Collateral at Broker	4,934,481
Receivable for securities sold	39,559,463
Dividends, interest and other receivables	5,010,796
Receivable from Separate Accounts for Trust shares sold	2,234,345
Variation margin receivable on futures contracts	119,103
Other assets	2,142,382

Total assets	4,084,271,364

LIABILITIES
Overdraft payable	10,484,778
Collateral held for loaned securities	697,975,357
Payable for securities purchased	26,161,497
Payable to Separate Accounts for Trust shares redeemed	1,956,192
Investment management fees payable	1,797,088
Distribution fees payable - Class IB	322,283
Administrative fees payable	275,937
Trustees’ fees payable	48,446
Accrued expenses	293,754

Total liabilities	739,315,332

NET ASSETS	$3,344,956,032

Net assets were comprised of:
Paid in capital	$2,399,642,341
Accumulated undistributed net investment income	21,829,538
Accumulated undistributed net realized gain	208,676,965
Unrealized appreciation on investments, futures and currency translations	714,807,188

Net assets	$3,344,956,032

Class IA
Net asset value, offering and redemption price per share, $1,750,984,018 / 109,324,071 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.02

Class IB
Net asset value, offering and redemption price per share, $1,593,972,014 / 101,059,748 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.77

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $6,754,106 foreign withholding tax)	$48,034,125
Interest	1,787,654
Securities lending (net)	2,333,181

Total income	52,154,960

EXPENSES
Investment management fees	10,897,909
Distribution fees - Class IB	1,794,164
Administrative fees	1,568,219
Custodian fees	969,727
Printing and mailing expenses	220,022
Professional fees	73,346
Trustees’ fees	27,110
Miscellaneous	43,843

Gross expenses	15,594,340
Less: Waiver from investment advisor	(704,619)
Fees paid indirectly	(2,338)

Net expenses	14,887,383

NET INVESTMENT INCOME	37,267,577

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	163,923,871
Futures	2,394,191
Foreign currency transactions	(94,759)

Net realized gain	166,223,303

Change in unrealized appreciation (depreciation) on:
Securities	123,032,868
Futures	(140,051)
Foreign currency translations	9,454

Net change in unrealized appreciation	122,902,271

NET REALIZED AND UNREALIZED GAIN	289,125,574

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$326,393,151

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$37,267,577	$32,519,211
Net realized gain on investments, futures, and foreign currency transactions	166,223,303	397,932,587
Net change in unrealized appreciation on investments, futures, and foreign currency translations	122,902,271	121,773,589

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	326,393,151	552,225,387

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(24,192,456)
Class IB	—	(16,704,852)

	—	(40,897,308)

Distributions from net realized capital gains
Class IA	—	(107,881,034)
Class IB	—	(91,337,305)

	—	(199,218,339)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(240,115,647)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 4,145,076 and 6,592,987 shares, respectively ]	63,041,698	92,607,955
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,225,881 shares, respectively ]	—	132,073,490
Capital shares repurchased [ (5,967,705) and (9,436,321) shares, respectively ]	(89,748,919)	(132,456,685)

Total Class IA transactions	(26,707,221)	92,224,760

Class IB
Capital shares sold [ 13,824,008 and 27,068,878 shares, respectively ]	207,029,615	373,385,154
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,654,350 shares, respectively ]	—	108,042,157
Capital shares repurchased [ (7,175,210) and (14,555,187) shares, respectively ]	(106,494,983)	(201,543,700)

Total Class IB transactions	100,534,632	279,883,611

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	73,827,411	372,108,371

TOTAL INCREASE IN NET ASSETS	400,220,562	684,218,251
NET ASSETS:
Beginning of period	2,944,735,470	2,260,517,359

End of period	$3,344,956,032	$2,944,735,470

(a) Includes accumulated undistributed (overdistributed) net investment income of	$21,829,538	$(15,438,039)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $666,354,720) (Securities on loan at market value $29,558,951)	$746,712,742
Receivable for securities sold	7,404,026
Dividends, interest and other receivables	356,489
Receivable from Separate Accounts for Trust shares sold	173,238
Other assets	85

Total assets	754,646,580

LIABILITIES
Collateral held for loaned securities	30,313,185
Payable for securities purchased	9,842,898
Investment management fees payable	395,837
Payable to Separate Accounts for Trust shares redeemed	348,117
Distribution fees payable - Class IB	147,284
Administrative fees payable	62,380
Trustees’ fees payable	17,231
Accrued expenses	27,679

Total liabilities	41,154,611

NET ASSETS	$713,491,969

Net assets were comprised of:
Paid in capital	$1,068,223,974
Accumulated net investment loss	(359,860)
Accumulated net realized loss	(434,730,167)
Unrealized appreciation on investments	80,358,022

Net assets	$713,491,969

Class IA
Net asset value, offering and redemption price per share, $6,350,364 / 765,217 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.30

Class IB
Net asset value, offering and redemption price per share, $707,141,605 / 86,883,388 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.14

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $37,429 foreign withholding tax)	$2,984,394
Interest	49,692
Securities lending (net)	443,667

Total income	3,477,753

EXPENSES
Investment management fees	3,340,270
Distribution fees - Class IB	890,293
Administrative fees	388,981
Printing and mailing expenses	53,495
Professional fees	28,478
Custodian fees	7,319
Trustees’ fees	6,669
Miscellaneous	14,538

Gross expenses	4,730,043
Less: Waiver from investment advisor	(869,306)
Fees paid indirectly	(41,416)

Net expenses	3,819,321

NET INVESTMENT LOSS	(341,568)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	53,884,735
Net change in unrealized depreciation on securities	(9,530,094)

NET REALIZED AND UNREALIZED GAIN	44,354,641

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,013,073

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(341,568)	$(2,221,854)
Net realized gain on investments	53,884,735	119,884,075
Net change in unrealized depreciation on investments	(9,530,094)	(138,677,929)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	44,013,073	(21,015,708)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 93,694 and 389,989 shares, respectively ]	755,170	3,016,205
Capital shares repurchased [ (13,189,727) and (24,009,498) shares, respectively]	(105,469,302)	(177,176,875)

Total Class IA transactions	(104,714,132)	(174,160,670)

Class IB
Capital shares sold [ 3,492,346 and 15,643,295 shares, respectively ]	27,610,383	119,568,850
Capital shares repurchased [ (11,460,674) and (24,613,990) shares, respectively]	(90,562,890)	(183,306,547)

Total Class IB transactions	(62,952,507)	(63,737,697)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(167,666,639)	(237,898,367)

TOTAL DECREASE IN NET ASSETS	(123,653,566)	(258,914,075)
NET ASSETS:
Beginning of period	837,145,535	1,096,059,610

End of period (a)	$713,491,969	$837,145,535

(a) Includes accumulated net investment loss of	$(359,860)	$(18,292)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $2,635,338,105) (Securities on loan at market value $265,018,123)	$2,596,166,203
Cash	17,559
Receivable for securities sold	62,256,795
Dividends, interest and other receivables	15,936,927
Unrealized appreciation of forward foreign currency contracts	3,285,744
Receivable from Separate Accounts for Trust shares sold	994,241
Other assets	19,428

Total assets	2,678,676,897

LIABILITIES
Overdraft payable of foreign cash	13,439
Payable for securities purchased	306,705,044
Collateral held for loaned securities	242,338,906
Investment management fees payable	886,621
Payable to Separate Accounts for Trust shares redeemed	516,724
Administrative fees payable	180,802
Distribution fees payable - Class IB	99,289
Trustees’ fees payable	27,336
Unrealized depreciation of forward foreign currency contracts	14,605
Accrued expenses	48,944

Total liabilities	550,831,710

NET ASSETS	$2,127,845,187

Net assets were comprised of:
Paid in capital	$2,133,628,884
Accumulated undistributed net investment income	45,799,071
Accumulated net realized loss	(15,672,569)
Unrealized depreciation on investments and foreign currency translations	(35,910,199)

Net assets	$2,127,845,187

Class IA
Net asset value, offering and redemption price per share, $1,644,331,983 / 163,239,346 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.07

Class IB
Net asset value, offering and redemption price per share, $483,513,204 / 48,328,075 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.00

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest (net of $16,172 foreign withholding tax)	$55,232,058
Securities lending (net)	312,651

Total income	55,544,709

EXPENSES
Investment management fees	5,397,146
Administrative fees	1,100,996
Distribution fees - Class IB	604,975
Printing and mailing expenses	156,006
Custodian fees	104,901
Professional fees	48,042
Trustees’ fees	19,282
Miscellaneous	32,189

Total expenses	7,463,537

NET INVESTMENT INCOME	48,081,172

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(3,791,170)
Foreign currency transactions	9,616,292

Net realized gain	5,825,122

Change in unrealized appreciation (depreciation) on:
Securities	(40,037,784)
Foreign currency translations	719,728

Net change in unrealized depreciation	(39,318,056)

NET REALIZED AND UNREALIZED LOSS	(33,492,934)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,588,238

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$48,081,172	$85,610,036
Net realized gain (loss) on investments and foreign currency transactions	5,825,122	(14,521,824)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(39,318,056)	8,942,367

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	14,588,238	80,030,579

DIVIDENDS:
Dividends from net investment income
Class IA	—	(67,261,859)
Class IB	—	(18,516,812)

TOTAL DIVIDENDS	—	(85,778,671)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 9,381,979 and 26,831,605 shares, respectively ]	94,593,914	270,724,160
Capital shares issued in reinvestment of dividends [ 0 and 6,707,936 shares, respectively ]	—	67,261,859
Capital shares repurchased [ (10,621,429) and (23,139,835) shares, respectively ]	(106,917,244)	(231,555,619)

Total Class IA transactions	(12,323,330)	106,430,400

Class IB
Capital shares sold [ 5,710,864 and 8,990,080 shares, respectively ]	57,366,244	90,399,110
Capital shares issued in reinvestment of dividends [ 0 and 1,856,803 shares, respectively ]	—	18,516,812
Capital shares repurchased [ (5,731,899) and (9,241,139) shares, respectively ]	(57,555,969)	(92,643,686)

Total Class IB transactions	(189,725)	16,272,236

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,513,055)	122,702,636

TOTAL INCREASE IN NET ASSETS	2,075,183	116,954,544
NET ASSETS:
Beginning of period	2,125,770,004	2,008,815,460

End of period (a)	$2,127,845,187	$2,125,770,004

(a) Includes accumulated undistributed (overdistributed) net investment income of	$45,799,071	$(2,282,101)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $1,438,086,965) (Securities on loan at market value $399,120,398)	$1,688,952,745
Receivable for securities sold	13,456,594
Receivable from Separate Accounts for Trust shares sold	231,517
Dividends, interest and other receivables	138,210
Other assets	8,480

Total assets	1,702,787,546

LIABILITIES
Collateral held for loaned securities	409,101,033
Payable for securities purchased	11,300,620
Investment management fees payable	778,873
Payable to Separate Accounts for Trust shares redeemed	636,900
Distribution fees payable - Class IB	154,002
Administrative fees payable	108,704
Trustees’ fees payable	20,831
Accrued expenses	14,909

Total liabilities	422,115,872

NET ASSETS	$1,280,671,674

Net assets were comprised of:
Paid in capital	$915,932,682
Accumulated net investment loss	(3,919,413)
Accumulated undistributed net realized gain	117,792,625
Unrealized appreciation on investments	250,865,780

Net assets	$1,280,671,674

Class IA
Net asset value, offering and redemption price per share, $531,506,120 / 28,715,689 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.51

Class IB
Net asset value, offering and redemption price per share, $749,165,554 / 41,592,989 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.01

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$1,662,670
Interest	258,640
Securities lending (net)	457,643

Total income	2,378,953

EXPENSES
Investment management fees	4,558,622
Distribution fees - Class IB	903,443
Administrative fees	635,605
Printing and mailing expenses	87,704
Professional fees	38,597
Trustees’ fees	10,861
Custodian fees	7,319
Miscellaneous	13,708

Gross expenses	6,255,859
Less: Fees paid indirectly	(43,813)

Net expenses	6,212,046

NET INVESTMENT LOSS	(3,833,093)

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	97,574,399
Net change in unrealized appreciation on securities	57,986,508

NET REALIZED AND UNREALIZED GAIN	155,560,907

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$151,727,814

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(3,833,093)	$(8,189,047)
Net realized gain on investments	97,574,399	164,069,251
Net change in unrealized appreciation (depreciation) on investments	57,986,508	(52,668,276)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	151,727,814	103,211,928

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(40,739,067)
Class IB	—	(59,144,954)

TOTAL DIVIDENDS	—	(99,884,021)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,228,979 and 3,680,626 shares, respectively ]	21,207,955	63,883,819
Capital shares issued in reinvestment of distributions [ 0 and 2,497,820 shares, respectively ]	—	40,739,067
Capital shares repurchased [ (3,645,526) and (6,239,237) shares, respectively ]	(62,377,233)	(106,188,868)

Total Class IA transactions	(41,169,278)	(1,565,982)

Class IB
Capital shares sold [ 2,259,398 and 7,146,227 shares, respectively ]	38,095,106	120,606,956
Capital shares issued in reinvestment of distributions [ 0 and 3,721,530 shares, respectively ]	—	59,144,954
Capital shares repurchased [ (5,867,297) and (9,110,186) shares, respectively ]	(98,461,452)	(151,161,436)

Total Class IB transactions	(60,366,346)	28,590,474

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(101,535,624)	27,024,492

TOTAL INCREASE IN NET ASSETS	50,192,190	30,352,399
NET ASSETS:
Beginning of period	1,230,479,484	1,200,127,085

End of period (a)	$1,280,671,674	$1,230,479,484

(a) Includes accumulated net investment loss and overdistributed net investment income of	$(3,919,413)	$(86,320)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $4,234,838,374) (Securities on loan at market value $304,686,231)	$5,130,576,907
Cash	73,495
Dividends, interest and other receivables	6,973,249
Receivable for securities sold	4,735,742
Receivable from Separate Accounts for Trust shares sold	4,396,352
Other assets	65,013

Total assets	5,146,820,758

LIABILITIES
Collateral held for loaned securities	312,807,462
Investment management fees payable	2,307,215
Payable to Separate Accounts for Trust shares redeemed	1,084,483
Distribution fees payable - Class IB	618,011
Administrative fees payable	406,263
Trustees’ fees payable	34,314

Total liabilities	317,257,748

NET ASSETS	$4,829,563,010

Net assets were comprised of:
Paid in capital	$3,712,216,173
Accumulated undistributed net investment income	38,653,452
Accumulated undistributed net realized gain	182,954,852
Unrealized appreciation on investments	895,738,533

Net assets	$4,829,563,010

Class IA
Net asset value, offering and redemption price per share, $1,864,873,811 / 107,668,503 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.32

Class IB
Net asset value, offering and redemption price per share, $2,964,689,199 / 171,489,475 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.29

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $108,497 foreign withholding tax)	$54,288,346
Interest	3,004,619
Securities lending (net)	332,035

Total income	57,625,000

EXPENSES
Investment management fees	13,639,018
Distribution fees - Class IB	3,610,780
Administrative fees	2,318,889
Printing and mailing expenses	325,765
Professional fees	69,326
Trustees’ fees	40,184
Custodian fees	3,659
Miscellaneous	71,908

Gross expenses	20,079,529
Less: Waiver from investment advisor	(459,008)
Fees paid indirectly	(137,380)

Net expenses	19,483,141

NET INVESTMENT INCOME	38,141,859

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	127,324,519
Net change in unrealized appreciation on securities	87,128,179

NET REALIZED AND UNREALIZED GAIN	214,452,698

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$252,594,557

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$38,141,859	$67,715,161
Net realized gain on investments	127,324,519	274,460,285
Net change in unrealized appreciation on investments	87,128,179	410,361,271

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	252,594,557	752,536,717

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(25,818,210)
Class IB	—	(41,425,084)

	—	(67,243,294)

Distributions from net realized capital gains
Class IA	—	(81,802,133)
Class IB	—	(153,935,793)

	—	(235,737,926)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(302,981,220)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 17,320,209 and 19,814,180 shares, respectively ]	291,649,514	314,487,750
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,616,275 shares, respectively ]	—	107,620,343
Capital shares repurchased [ (3,088,940) and (24,668,007) shares, respectively ]	(52,690,538)	(378,413,846)

Total Class IA transactions	238,958,976	43,694,247

Class IB
Capital shares sold [ 10,856,823 and 26,448,314 shares, respectively ]	181,685,833	417,651,229
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,018,764 shares, respectively ]	—	195,360,877
Capital shares repurchased [ (13,063,723) and (17,832,841) shares, respectively ]	(219,157,361)	(279,932,473)

Total Class IB transactions	(37,471,528)	333,079,633

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	201,487,448	376,773,880

TOTAL INCREASE IN NET ASSETS	454,082,005	826,329,377
NET ASSETS:
Beginning of period	4,375,481,005	3,549,151,628

End of period (a)	$4,829,563,010	$4,375,481,005

(a) Includes accumulated undistributed net investment income of	$38,653,452	$511,593

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $52,310,952) (Securities on loan at market value $11,467,824)	$58,773,480
Repurchase agreement (Amortized cost $11,160,698)	11,160,698
Receivable from Separate Accounts for Trust shares sold	167,605
Receivable for securities sold	142,884
Dividends, interest and other receivables	81,152
Other assets	355

Total assets	70,326,174

LIABILITIES
Collateral held for loaned securities	11,660,698
Payable for securities purchased	303,943
Investment management fees payable	29,936
Payable to Separate Accounts for Trust shares redeemed	17,800
Distribution fees payable - Class IB	11,717
Administrative fees payable	7,204
Trustees’ fees payable	127
Accrued expenses	65,609

Total liabilities	12,097,034

NET ASSETS	$58,229,140

Net assets were comprised of:
Paid in capital	$50,677,112
Accumulated undistributed net investment income	85,570
Accumulated undistributed net realized gain	1,003,930
Unrealized appreciation on investments	6,462,528

Net assets	$58,229,140

Class IA
Net asset value, offering and redemption price per share, $196,193 / 15,925 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.32

Class IB
Net asset value, offering and redemption price per share, $58,032,947 / 4,707,501 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.33

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$282,900
Interest	52,289
Securities lending (net)	3,561

Total income	338,750

EXPENSES
Investment management fees	174,666
Distribution fees - Class IB	58,061
Administrative fees	38,351
Professional fees	22,400
Printing and mailing expenses	3,213
Custodian fees	2,439
Trustees’ fees	394
Miscellaneous	648

Gross expenses	300,172
Less: Waiver from investment advisor	(32,373)
Fees paid indirectly	(12,333)

Net expenses	255,466

NET INVESTMENT INCOME	83,284

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	800,252
Net change in unrealized appreciation securities	3,478,376

NET REALIZED AND UNREALIZED GAIN	4,278,628

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,361,912

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$83,284	$169,455
Net realized gain on investments	800,252	346,849
Net change in unrealized appreciation on investments	3,478,376	2,931,650

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,361,912	3,447,954

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(791)
Class IB	—	(167,969)

	—	(168,760)

Distributions from net realized capital gains
Class IA	—	(424)
Class IB	—	(140,491)

	—	(140,915)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(309,675)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 6,023 and 0 shares, respectively ]	74,434	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 109 shares, respectively ]	—	1,215
Capital shares repurchased [ (255) and 0 shares, respectively ]	(3,181)	—

Total Class IA transactions	71,253	1,215

Class IB
Capital shares sold [ 1,810,184 and 3,247,294 shares, respectively ]	21,466,414	33,694,166
Capital shares issued in reinvestment of dividends and distributions [ 0 and 27,637 shares, respectively ]	—	308,460
Capital shares repurchased [ (536,331) and (733,020) shares, respectively ]	(6,298,348)	(7,690,617)

Total Class IB transactions	15,168,066	26,312,009

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	15,239,319	26,313,224

TOTAL INCREASE IN NET ASSETS	19,601,231	29,451,503
NET ASSETS:
Beginning of period	38,627,909	9,176,406

End of period (a)	$58,229,140	$38,627,909

(a) Includes accumulated undistributed net investment income of	$85,570	$2,286

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $141,896,635)	$172,311,360
Deposits with broker and custodian bank for securities sold short	161,574,828
Receivable for securities sold	5,557,570
Dividends, interest and other receivables	384,153
Receivable from Separate Accounts for Trust shares sold	107,090

Total assets	339,935,001

LIABILITIES
Securities sold short (Proceeds received $161,169,494)	161,961,266
Payable for securities purchased	5,086,119
Investment management fees payable	196,494
Dividend expense for securities sold short	82,292
Distribution fees payable - Class IB	34,755
Administrative fees payable	16,821
Payable to Separate Accounts for Trust shares redeemed	7,702
Trustees’ fees payable	600
Accrued expenses	82,861

Total liabilities	167,468,910

NET ASSETS	$172,466,091

Net assets were comprised of:
Paid in capital	$165,788,410
Accumulated undistributed net investment income	2,274,020
Accumulated net realized loss	(25,219,292)
Unrealized appreciation on investments	29,622,953

Net assets	$172,466,091

Class IA*
Net asset value, offering and redemption price per share, $2,099,201 / 193,940 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.82

Class IB
Net asset value, offering and redemption price per share, $170,366,890 / 15,741,312 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.82

* Class IA commenced operations on June 15, 2007.

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $159 foreign withholding tax)	$844,894
Interest	3,988,639

Total income	4,833,533

EXPENSES
Investment management fees	1,171,772
Dividend expense for securities sold short	1,364,759
Distribution fees - Class IB	209,154
Professional fees	145,694
Administrative fees	99,244
Printing and mailing expenses	12,082
Transfer agent fees	8,751
Custodian fees	3,991
Trustees’ fees	1,526
Miscellaneous	726

Gross expenses	3,017,699

NET INVESTMENT INCOME	1,815,834

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	10,391,165
Securities sold short	(13,811,840)

Net realized loss	(3,420,675)
Net change in unrealized appreciation on securities	5,166,644

NET REALIZED AND UNREALIZED GAIN	1,745,969

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,561,803

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,815,834	$4,324,581
Net realized loss on investments	(3,420,675)	(11,167,799)
Net change in unrealized appreciation on investments	5,166,644	8,437,699

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,561,803	1,594,481

DIVIDENDS:
Dividends from net investment income
Class IB	—	(4,803,199)

CAPITAL SHARES TRANSACTIONS:
Class IA*
Capital shares sold [ 193,940 and 0 shares, respectively ]	2,100,000	—

Class IB
Capital shares sold [ 2,345,032 and 26,590,419 shares, respectively ]	25,228,256	288,224,923
Capital shares issued in reinvestment of dividends [ 0 and 455,047 shares, respectively ]	—	4,803,199
Capital shares repurchased [ (2,395,602) and (24,727,140) shares, respectively ]	(25,629,553)	(267,343,383)

Total Class IB transactions	(401,297)	25,684,739

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,698,703	25,684,739

TOTAL INCREASE IN NET ASSETS	5,260,506	22,476,021
NET ASSETS:
Beginning of period	$167,205,585	144,729,564

End of period (a)	$172,466,091	$167,205,585

(a) Includes accumulated undistributed net investment income of	$2,274,020	$458,186

* Class IA commenced operations on June 15, 2007.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $3,504,350,237) (Securities on loan at market value $127,345,516)	$4,170,729,246
Cash	29,964,923
Receivable for securities sold	16,189,871
Dividends, interest and other receivables	5,353,034
Receivable from Separate Accounts for Trust shares sold	3,883,979
Other assets	30,977

Total assets	4,226,152,030

LIABILITIES
Collateral held for loaned securities	129,494,639
Payable for securities purchased	8,663,320
Investment management fees payable	1,845,471
Payable to Separate Accounts for Trust shares redeemed	649,245
Options written, at value (Premiums received $460,493)	570,000
Distribution fees payable - Class IB	356,194
Administrative fees payable	341,009
Trustees’ fees payable	24,940
Accrued expenses	36,405

Total liabilities	141,981,223

NET ASSETS	$4,084,170,807

Net assets were comprised of:
Paid in capital	$3,228,257,655
Accumulated undistributed net investment income	26,185,187
Accumulated undistributed net realized gain	163,458,463
Unrealized appreciation on investments and options written	666,269,502

Net assets	$4,084,170,807

Class IA
Net asset value, offering and redemption price per share, $2,364,117,532 / 128,240,926 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.43

Class IB
Net asset value, offering and redemption price per share, $1,720,053,275 / 93,227,978 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.45

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$37,045,873
Interest	3,235,857
Securities lending (net)	139,198

Total income	40,420,928

EXPENSES
Investment management fees	10,434,071
Distribution fees - Class IB	2,085,540
Administrative fees	1,922,972
Printing and mailing expenses	269,408
Professional fees	61,700
Trustees’ fees	33,197
Custodian fees	17,077
Miscellaneous	53,862

Gross expenses	14,877,827
Less: Fees paid indirectly	(209,718)

Net expenses	14,668,109

NET INVESTMENT INCOME	25,752,819

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	165,207,574

Change in unrealized appreciation (depreciation) on:
Securities	108,869,261
Options written	(109,507)

Net change in unrealized appreciation	108,759,754

NET REALIZED AND UNREALIZED GAIN	273,967,328

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$299,720,147

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$25,752,819	$44,977,276
Net realized gain on investments	165,207,574	182,922,038
Net change in unrealized appreciation on investments and options written	108,759,754	361,801,318

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	299,720,147	589,700,632

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(26,051,986)
Class IB	—	(18,458,044)

	—	(44,510,030)

Distributions from net realized capital gains
Class IA	—	(98,784,431)
Class IB	—	(86,175,103)

	—	(184,959,534)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(229,469,564)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 18,154,778 and 38,359,509 shares, respectively ]	321,437,952	625,280,862
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,369,537 shares, respectively ]	—	124,836,417
Capital shares repurchased [ (2,386,744) and (23,692,649) shares, respectively ]	(41,775,946)	(374,627,655)

Total Class IA transactions	279,662,006	375,489,624

Class IB
Capital shares sold [ 5,097,004 and 9,025,675 shares, respectively ]	89,828,526	149,155,316
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,168,927 shares, respectively ]	—	104,633,147
Capital shares repurchased [ (7,775,425) and (15,097,885) shares, respectively ]	(137,571,677)	(244,364,987)

Total Class IB transactions	(47,743,151)	9,423,476

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	231,918,855	384,913,100

TOTAL INCREASE IN NET ASSETS	531,639,002	745,144,168
NET ASSETS:
Beginning of period	3,552,531,805	2,807,387,637

End of period (a)	$4,084,170,807	$3,552,531,805

(a) Includes accumulated undistributed net investment income of	$26,185,187	$432,368

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $2,882,348,374) (Securities on loan at market value $486,986,935)	$3,325,326,123
Cash	102,441,777
Foreign cash (Cost $662,732)	662,732
Dividends, interest and other receivables	5,935,245
Receivable from Separate Accounts for Trust shares sold	2,002,954
Other assets	25,400

Total assets	3,436,394,231

LIABILITIES
Collateral held for loaned securities	508,788,501
Payable for securities purchased	35,992,121
Investment management fees payable	1,892,310
Payable to Separate Accounts for Trust shares redeemed	1,084,589
Distribution fees payable - Class IB	382,842
Administrative fees payable	237,894
Trustees’ fees payable	22,934
Recoupment fees payable	5,161

Total liabilities	548,406,352

NET ASSETS	$2,887,987,879

Net assets were comprised of:
Paid in capital	$2,211,981,614
Accumulated undistributed net investment income	33,761,131
Accumulated undistributed net realized gain	199,281,096
Unrealized appreciation on investments and foreign currency translations	442,964,038

Net assets	$2,887,987,879

Class IA
Net asset value, offering and redemption price per share, $1,008,000,393 / 54,760,383 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.41

Class IB
Net asset value, offering and redemption price per share, $1,879,987,486 / 102,236,685 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.39

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $5,972,662 foreignwithholding tax)	$46,808,035
Interest	4,826,951
Securities lending (net)	2,458,429

Total income	54,093,415

EXPENSES
Investment management fees	10,299,668
Distribution fees - Class IB	2,175,958
Administrative fees	1,289,979
Custodian fees	758,770
Printing and mailing expenses	178,313
Professional fees	50,360
Trustees’ fees	21,940
Recoupment fees	13,871
Miscellaneous	26,598

Total expenses	14,815,457

NET INVESTMENT INCOME	39,277,958

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	194,712,385
Foreign currency transactions	(707,614)

Net realized gain	194,004,771

Change in unrealized appreciation (depreciation) on:
Securities	23,491,102
Foreign currency translations	(67,779)

Net change in unrealized appreciation	23,423,323

NET REALIZED AND UNREALIZED GAIN	217,428,094

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$256,706,052

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$39,277,958	$33,124,107
Net realized gain on investments and foreign currency transactions	194,004,771	123,913,339
Net change in unrealized appreciation on investments and foreign currency translations	23,423,323	258,661,202

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	256,706,052	415,698,648

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(11,704,640)
Class IB	—	(25,406,771)

	—	(37,111,411)

Distributions from net realized capital gains
Class IA	—	(32,619,364)
Class IB	—	(81,147,875)

	—	(113,767,239)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(150,878,650)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 14,848,664 and 26,519,922 shares, respectively ]	261,788,095	423,976,458
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,690,256 shares, respectively]	—	44,324,004
Capital shares repurchased [ (888,486) and (5,054,105) shares, respectively ]	(15,864,558)	(80,313,189)

Total Class IA transactions	245,923,537	387,987,273

Class IB
Capital shares sold [ 11,658,618 and 23,659,578 shares, respectively ]	200,365,434	382,855,784
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,473,074 shares, respectively]	—	106,554,646
Capital shares repurchased [ (8,695,299) and (14,607,568) shares, respectively ]	(150,413,538)	(232,487,729)

Total Class IB transactions	49,951,896	256,922,701

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	295,875,433	644,909,974

TOTAL INCREASE IN NET ASSETS	552,581,485	909,729,972
NET ASSETS:
Beginning of period	2,335,406,394	1,425,676,422

End of period (a)	$2,887,987,879	$2,335,406,394

(a) Includes accumulated undistributed (overdistributed) net investment income of	$33,761,131	$(5,516,827)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $41,411,992) (Securities on loan at market value $12,342,528)	$40,878,677
Repurchase Agreement (Amortized Cost $5,800,215)	5,800,215
Cash	2,525
Dividends, interest and other receivables	416,644
Receivable from Separate Accounts for Trust shares sold	26,526
Receivable for securities sold	7,133
Other assets	1,405

Total assets	47,133,125

LIABILITIES
Collateral held for loaned securities	6,050,215
Payable for securities purchased	682,443
Payable to Separate Accounts for Trust shares redeemed	46,845
Administrative fees payable	5,770
Investment management fees payable	5,544
Trustees’ fees payable	569
Distribution fees payable - Class IB	172
Accrued expenses	503,978

Total liabilities	7,295,536

NET ASSETS	$39,837,589

Net assets were comprised of:
Paid in capital	$40,397,914
Accumulated undistributed net investment income	1,020,260
Accumulated net realized loss	(1,047,270)
Unrealized depreciation on investments	(533,315)

Net assets	$39,837,589

Class IA
Net asset value, offering and redemption price per share, $38,976,241 / 3,866,186 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.08

Class IB
Net asset value, offering and redemption price per share, $861,348 / 85,424 shares outstanding (unlimited amount authorized: $ 0.01 par value)	$10.08

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$1,087,947
Securities lending (net)	6,833

Total income	1,094,780

EXPENSES
Investment management fees	70,041
Administrative fees	35,048
Professional fees	22,505
Custodian fees	5,367
Printing and mailing expenses	3,101
Distribution fees - Class IB	890
Trustees’ fees	358
Miscellaneous	297

Gross expenses	137,607
Less: Waiver from investment advisor	(46,679)

Net expenses	90,928

NET INVESTMENT INCOME	1,003,852

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	8,025
Net change in unrealized depreciation on securities	(723,324)

NET REALIZED AND UNREALIZED LOSS	(715,299)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$288,553

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,003,852	$1,904,053
Net realized gain (loss) on investments	8,025	(965,631)
Net change in unrealized appreciation (depreciation) on investments	(723,324)	606,798

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	288,553	1,545,220

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,867,048)
Class IB	—	(26,197)

	—	(1,893,245)

Distributions from net realized capital gains
Class IA	—	(25,529)
Class IB	—	(172)

	—	(25,701)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(1,918,946)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 376,232 and 253,895 shares, respectively ]	3,804,125	2,617,983
Capital shares issued in reinvestment of dividends and distributions [ 0 and 188,551 shares, respectively ]	—	1,892,577
Capital shares repurchased [ (535,944) and (1,072,935) shares, respectively ]	(5,412,861)	(10,931,025)

Total Class IA transactions	(1,608,736)	(6,420,465)

Class IB
Capital shares sold [ 31,673 and 78,952 shares, respectively ]	321,099	810,097
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,621 shares, respectively ]	—	26,369
Capital shares repurchased [ (5,930) and (46,676) shares, respectively ]	(60,332)	(481,100)

Total Class IB transactions	260,767	355,366

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,347,969)	(6,065,099)

TOTAL DECREASE IN NET ASSETS	(1,059,416)	(6,438,825)
NET ASSETS:
Beginning of period	40,897,005	47,335,830

End of period (a)	$39,837,589	$40,897,005

(a) Includes accumulated undistributed net investment income of	$1,020,260	$16,408

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $475,873,696) (Securities on loan at market value $63,703,430)	$540,664,306
Dividends, interest and other receivables	938,026
Receivable from Separate Accounts for Trust shares sold	351,537
Other assets	3,053

Total assets	541,956,922

LIABILITIES
Overdraft payable of foreign cash	167
Collateral held for loan securities	64,818,224
Payable for securities purchased	4,910,545
Payable to Separate Accounts for Trust shares redeemed	291,094
Investment management fees payable	256,457
Distribution fees payable - Class IB	75,025
Administrative fees payable	41,735
Trustees’ fees payable	1,136
Accrued expenses	74,810

Total liabilities	70,469,193

NET ASSETS	$471,487,729

Net assets were comprised of:
Paid in capital	$382,993,864
Accumulated undistributed net investment income	4,538,421
Accumulated undistributed net realized gain	19,164,834
Unrealized appreciation on investments	64,790,610

Net assets	$471,487,729

Class IA
Net asset value, offering and redemption price per share, $108,012,875 / 14,554,079 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.42

Class IB
Net asset value, offering and redemption price per share, $363,474,854 / 48,910,410 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.43

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $60,220 foreign withholding tax)	$6,410,501
Interest	319,091
Securities lending (net)	73,748

Total income	6,803,340

EXPENSES
Investment management fees	1,710,581
Distribution fees - Class IB	438,806
Administrative fees	244,775
Printing and mailing expenses	32,723
Professional fees	26,683
Custodian fees	4,879
Trustees’ fees	4,042
Miscellaneous	7,631

Gross expenses	2,470,120
Less: Waiver from investment advisor	(205,818)

Net expenses	2,264,302

NET INVESTMENT INCOME	4,539,038

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	13,569,510
Net change in unrealized appreciation on securities	14,249,053

NET REALIZED AND UNREALIZED GAIN	27,818,563

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,357,601

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,539,038	$7,750,960
Net realized gain on investments	13,569,510	25,061,101
Net change in unrealized appreciation on investments	14,249,053	28,578,102

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	32,357,601	61,390,163

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(2,002,329)
Class IB	—	(5,646,787)

	—	(7,649,116)

Distributions from net realized capital gains
Class IA	—	(4,682,701)
Class IB	—	(15,134,884)

	—	(19,817,585)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(27,466,701)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 262,893 and 589,497 shares, respectively ]	1,879,255	3,937,842
Capital shares issued in reinvestment of dividends and distributions [ 0 and 973,952 shares, respectively ]	—	6,685,030
Capital shares repurchased [ (866,511) and (3,613,425) shares, respectively ]	(6,164,626)	(24,504,260)

Total Class IA transactions	(4,285,371)	(13,881,388)

Class IB
Capital shares sold [ 5,199,228 and 15,406,575 shares, respectively ]	37,307,379	103,886,809
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,019,141 shares, respectively ]	—	20,781,671
Capital shares repurchased [ (6,045,176) and (9,554,478) shares, respectively ]	(43,366,468)	(64,510,742)

Total Class IB transactions	(6,059,089)	60,157,738

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,344,460)	46,276,350

TOTAL INCREASE IN NET ASSETS	22,013,141	80,199,812
NET ASSETS:
Beginning of period	449,474,588	369,274,776

End of period (a)	$471,487,729	$449,474,588

(a) Includes accumulated undistributed (overdistributed) net investment income of	$4,538,421	$(617)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $86,107,654) (Securities on loan at market value $6,550,851)	$100,487,172
Foreign cash (Cost $6,107)	7,053
Dividends, interest and other receivables	70,584
Receivable from Separate Accounts for Trust shares sold	29,913
Other assets	300

Total assets	100,595,022

LIABILITIES
Collateral held for loaned securities	6,487,533
Investment management fees payable	43,991
Distribution fees payable - Class IB	17,934
Payable to Separate Accounts for Trust shares redeemed	15,932
Administrative fees payable	10,266
Trustees’ fees payable	455
Accrued expenses	77,295

Total liabilities	6,653,406

NET ASSETS	$93,941,616

Net assets were comprised of:
Paid in capital	$76,027,009
Accumulated undistributed net investment income	72,567
Accumulated undistributed net realized gain	3,461,576
Unrealized appreciation on investments and foreign currency translations	14,380,464

Net assets	$93,941,616

Class IA
Net asset value, offering and redemption price per share, $6,776,454 / 728,201 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.31

Class IB
Net asset value, offering and redemption price per share, $87,165,162 / 9,477,412 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.20

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $474 foreign withholding tax)	$486,701
Interest	39,177
Securities lending (net)	13,957

Total income	539,835

EXPENSES
Investment management fees	294,294
Distribution fees - Class IB	104,607
Administrative fees	60,514
Professional fees	23,756
Custodian fees	11,222
Printing and mailing expenses	6,452
Trustees’ fees	797
Miscellaneous	2,914

Gross expenses	504,556
Less: Waiver from investment advisor	(37,547)

Net expenses	467,009

NET INVESTMENT INCOME	72,826

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	3,129,839
Change in unrealized appreciation on:
Securities.	3,633,572
Foreign currency translations	179

Net change in unrealized appreciation	3,633,751

NET REALIZED AND UNREALIZED GAIN	6,763,590

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,836,416

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$72,826	$(3,639)
Net realized gain on investments	3,129,839	984,832
Net change in unrealized appreciation on investments and foreign currency translations	3,633,751	3,253,869

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	6,836,416	4,235,062

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(49,243)
Class IB	—	(836,228)

	—	(885,471)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 18,467 and 832,489 shares, respectively ]	167,272	7,034,991
Capital shares issued in reinvestment of distributions [ 0 and 5,673 shares, respectively ]	—	49,243
Capital shares repurchased [ (103,083) and (34,279) shares, respectively ]	(926,219)	(297,771)

Total Class IA transactions	(758,947)	6,786,463

Class IB
Capital shares sold [ 1,261,300 and 2,664,557 shares, respectively ]	11,165,328	22,246,602
Capital shares issued in reinvestment of distributions [ 0 and 100,428 shares, respectively ]	—	836,228
Capital shares repurchased [ (1,058,511) and (2,327,000) shares, respectively ]	(9,406,552)	(19,598,734)

Total Class IB transactions	1,758,776	3,484,096

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	999,829	10,270,559

TOTAL INCREASE IN NET ASSETS	7,836,245	13,620,150
NET ASSETS:
Beginning of period	86,105,371	72,485,221

End of period (a)	$93,941,616	$86,105,371

(a) Includes accumulated undistributed net investment income (loss) of	$72,567	$(259)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $446,389,242) (Securities on loan at market value $56,944,961)	$503,343,401
Receivable for securities sold	7,869,232
Receivable from Separate Accounts for Trust shares sold	469,836
Dividends, interest and other receivables	253,340
Other assets	2,734

Total assets	511,938,543

LIABILITIES
Overdraft payable of foreign cash	4
Collateral held for loaned securities	58,171,550
Payable for securities purchased	6,134,117
Payable to Separate Accounts for Trust shares redeemed	455,739
Investment management fees payable	204,377
Distribution fees payable - Class IB	91,993
Administrative fees payable	39,570
Trustees’ fees payable	8,746
Accrued expenses	114,348

Total liabilities	65,220,444

NET ASSETS	$446,718,099

Net assets were comprised of:
Paid in capital	$480,232,798
Accumulated net investment loss	(642,448)
Accumulated net realized loss	(89,826,410)
Unrealized appreciation on investments	56,954,159

Net assets	$446,718,099

Class IA
Net asset value, offering and redemption price per share, $188,441 / 12,645 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.90

Class IB
Net asset value, offering and redemption price per share, $446,529,658 / 30,016,555 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.88

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$1,682,000
Interest	295,789
Securities lending (net)	18,948

Total income	1,996,737

EXPENSES
Investment management fees	1,359,907
Distribution fees - Class IB	522,859
Administrative fees	225,764
Printing and mailing expenses	29,770
Professional fees	27,063
Custodian fees	4,879
Trustees’ fees	3,674
Miscellaneous	13,146

Gross expenses	2,187,062
Less: Waiver from investment manager	(199,037)
Fees paid indirectly	(12,115)

Net expenses	1,975,910

NET INVESTMENT INCOME	20,827

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	9,670,798
Net change in unrealized appreciation on securities	15,128,739

NET REALIZED AND UNREALIZED GAIN	24,799,537

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,820,364

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,827	$(15,204)
Net realized gain on investments	9,670,798	6,989,386
Net change in unrealized appreciation on investments	15,128,739	18,596,063

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	24,820,364	25,570,245

DIVIDENDS:
Dividends from net investment income
Class IA	—	(577)
Class IB	—	(636,156)

TOTAL DIVIDENDS	—	(636,733)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,757 and 12 shares, respectively ]	41,117	160
Capital shares issued in reinvestment of dividends [ 0 and 41 shares, respectively ]	—	577
Capital shares repurchased [ (63) and (122) shares, respectively ]	(929)	(1,636)

Total Class IA transactions	40,188	(899)

Class IB
Capital shares sold [ 4,336,935 and 9,653,308 shares, respectively ]	63,195,849	129,901,996
Capital shares issued in reinvestment of dividends [ 0 and 44,800 shares, respectively ]	—	636,156
Capital shares repurchased [ (3,031,905) and (3,752,063) shares, respectively ]	(43,696,959)	(50,659,270)

Total Class IB transactions	19,498,890	79,878,882

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	19,539,078	79,877,983

TOTAL INCREASE IN NET ASSETS	44,359,442	104,811,495
NET ASSETS:
Beginning of period	402,358,657	297,547,162

End of period (a)	$446,718,099	$402,358,657

(a) Includes accumulated net investment loss and overdistributed net investment income of	$(642,448)	$(663,275)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $934,117,023) (Securities on loan at market value $113,362,483)	$1,157,089,315
Cash	19,293
Receivable for securities sold	27,423,065
Dividends, interest and other receivables	949,710
Receivable from Separate Accounts for Trust shares sold	315,209
Other assets	9,728

Total assets	1,185,806,320

LIABILITIES
Collateral held for loaned securities	113,612,595
Payable for securities purchased	15,673,711
Payable to Separate Accounts for Trust shares redeemed	925,057
Investment management fees payable	498,361
Distribution fees payable - Class IB	217,685
Administrative fees payable	90,621
Trustees’ fees payable	22,214
Accrued expenses	83,826

Total liabilities	131,124,070

NET ASSETS	$1,054,682,250

Net assets were comprised of:
Paid in capital	$927,824,882
Accumulated undistributed net investment income*	1,506,783
Accumulated net realized loss*	(97,621,707)
Unrealized appreciation on investments	222,972,292

Net assets	$1,054,682,250

Class IA
Net asset value, offering and redemption price per share, $4,644,070 / 313,580 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.81

Class IB
Net asset value, offering and redemption price per share, $1,050,038,180 / 70,933,612 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.80

*  Accumulated undistributed net investment income and accumulated net realized loss have been adjusted to reflect a change in the character of a distribution from a security held by the Portfolio. These adjustments had no impact on the net assets of the Portfolio (See Note 10).

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $15,121 foreign withholding tax)	$7,247,125
Interest	283,832
Securities lending (net)	74,442

Total income	7,605,399

EXPENSES
Investment management fees	3,386,424
Distribution fees - Class IB	1,302,068
Administrative fees	542,133
Printing and mailing expenses	75,223
Professional fees	32,486
Custodian fees	17,077
Trustees’ fees	9,306
Miscellaneous	7,231

Gross expenses	5,371,948
Less: Waiver from investment advisor	(406,817)
Fees paid indirectly	(33,189)

Net expenses	4,931,942

NET INVESTMENT INCOME	2,673,457

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	79,481,843
Net change in unrealized depreciation on securities	(19,391,992)

NET REALIZED AND UNREALIZED GAIN	60,089,851

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$62,763,308

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,673,457	$5,921,732
Net realized gain on investments	79,481,843	75,902,037
Net change in unrealized appreciation (depreciation) on investments	(19,391,992)	37,512,603

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	62,763,308	119,336,372

DIVIDENDS:
Dividends from net investment income
Class IA	—	(35,984)
Class IB	—	(5,812,692)

TOTAL DIVIDENDS	—	(5,848,676)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 14,403 and 50,338 shares, respectively ]	204,349	659,039
Capital shares issued in reinvestment of dividends [ 0 and 2,563 shares, respectively ]	—	35,984
Capital shares repurchased [ (23,276) and (48,790) shares, respectively ]	(327,239)	(644,732)

Total Class IA transactions	(122,890)	50,291

Class IB
Capital shares sold [ 2,301,006 and 6,596,610 shares, respectively ]	32,846,325	86,839,238
Capital shares issued in reinvestment of dividends [ 0 and 413,658 shares, respectively ]	—	5,812,692
Capital shares repurchased [ (7,438,558) and (12,895,147) shares, respectively ]	(106,225,881)	(170,364,825)

Total Class IB transactions	(73,379,556)	(77,712,895)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(73,502,446)	(77,662,604)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,739,138)	35,825,092
NET ASSETS:
Beginning of period	1,065,421,388	1,029,596,296

End of period (a)	$1,054,682,250	$1,065,421,388

(a) Includes accumulated undistributed (overdistributed) net investment income of	$1,506,783 *	$(215,254)

*	Accumulated undistributed net investment income has been adjusted to reflect a change in the character of a distribution from a security held by the Portfolio. This adjustment had no impact on the net assets of the Portfolio (See Note 10).

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $1,041,583,017) (Securities on loan at market value $5,801,603)	$1,245,790,410
Cash	1,752
Receivable for securities sold	23,245,452
Dividends, interest and other receivables	1,313,499
Receivable from Separate Accounts for Trust shares sold	84,155
Other assets	8,899

Total assets	1,270,444,167

LIABILITIES
Collateral held for loaned securities	12,543,026
Payable for securities purchased	6,735,047
Payable to Separate Accounts for Trust shares redeemed	834,890
Investment management fees payable	591,167
Distribution fees payable - Class IB	256,412
Administrative fees payable	106,797
Trustees’ fees payable	13,714
Accrued expenses	23,173

Total liabilities	21,104,226

NET ASSETS	$1,249,339,941

Net assets were comprised of:
Paid in capital	$970,525,859
Accumulated undistributed net investment income*	2,353,418
Accumulated undistributed net realized gain*	72,253,271
Unrealized appreciation on investments*	204,207,393

Net assets	$1,249,339,941

Class IA
Net asset value, offering and redemption price per share, $11,528,062 / 915,471 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.59

Class IB
Net asset value, offering and redemption price per share, $1,237,811,879 / 98,407,197 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.58

*  Accumulated undistributed net investment income, accumulated undistributed net realized gain and unrealized appreciation on investments have been adjusted to reflect a change in the character of a distribution from a security held by the Portfolio. These adjustments had no impact on the net assets of the Portfolio (See Note 10).

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $10,303 foreign withholding tax)	$9,396,648
Interest	310,474
Securities lending (net)	97,289

Total income	9,804,411

EXPENSES
Investment management fees	3,955,475
Distribution fees - Class IB	1,531,392
Administrative fees	637,732
Printing and mailing expenses	88,776
Professional fees	34,572
Trustees’ fees	10,979
Custodian fees	7,319
Miscellaneous	18,192

Gross expenses	6,284,437
Less: Waiver from investment advisor	(425,795)
Fees paid indirectly	(45,023)

Net expenses	5,813,619

NET INVESTMENT INCOME	3,990,792

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	70,439,334
Net change in unrealized appreciation on securities	6,413,659

NET REALIZED AND UNREALIZED GAIN	76,852,993

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$80,843,785

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,990,792	$7,779,374
Net realized gain on investments	70,439,334	70,793,902
Net change in unrealized appreciation on investments	6,413,659	34,552,947

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	80,843,785	113,126,223

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(85,807)
Class IB	—	(7,592,891)

	—	(7,678,698)

Distributions from net realized capital gains
Class IA	—	(622,768)
Class IB	—	(78,985,881)

	—	(79,608,649)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(87,287,347)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 146,549 and 221,130 shares, respectively ]	1,775,872	2,638,103
Capital shares issued in reinvestment of dividends and distributions [ 0 and 59,953 shares, respectively ]	—	708,574
Capital shares repurchased [ (74,444) and (63,939) shares, respectively ]	(907,075)	(759,520)

Total Class IA transactions	868,797	2,587,157

Class IB
Capital shares sold [ 4,096,192 and 12,546,397 shares, respectively ]	49,459,936	149,977,656
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,330,334 shares, respectively ]	—	86,578,773
Capital shares repurchased [ (9,911,065) and (14,235,231) shares, respectively ]	(120,678,155)	(170,361,894)

Total Class IB transactions	(71,218,219)	66,194,535

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(70,349,422)	68,781,692

TOTAL INCREASE IN NET ASSETS	10,494,363	94,620,568
NET ASSETS:
Beginning of period	1,238,845,578	1,144,225,010

End of period (a)	$1,249,339,941	$1,238,845,578

(a) Includes accumulated undistributed (overdistributed) net investment income of	$2,353,418 *	$(716,734)

*	Accumulated undistributed net investment income has been adjusted to reflect a change in the character of a distribution from a security held by the Portfolio. This adjustment had no impact on the net assets of the Portfolio (See Note 10).

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $295,216,566) (Securities on loan at market value $55,497,420)	$292,842,810
Dividends, interest and other receivables	4,159,090
Receivable for securities sold	3,751,099
Receivable from Separate Accounts for Trust shares sold	811,851
Other assets	1,690

Total assets	301,566,540

LIABILITIES
Overdraft payable	1,785,293
Collateral held for loaned securities	56,507,673
Payable for securities purchased	7,414,868
Payable to Separate Accounts for
Trust shares redeemed	141,864
Investment management fees payable	115,544
Distribution fees payable - Class IB	48,847
Administrative fees payable	22,161
Trustees’ fees payable	574
Accrued expenses	62,712

Total liabilities	66,099,536

NET ASSETS	$235,467,004

Net assets were comprised of:
Paid in capital	$254,486,650
Accumulated undistributed net investment income	7,581,930
Accumulated net realized loss	(24,227,820)
Unrealized depreciation on investments	(2,373,756)

Net assets	$235,467,004

Class IB
Net asset value, offering and redemption price per share, $235,467,004 / 49,579,980 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.75

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$8,621,155
Securities lending (net)	37,473

Total income	8,658,628

EXPENSES
Investment management fees	645,803
Distribution fees - Class IB	269,083
Administrative fees	123,369
Professional fees	23,591
Printing and mailing expenses	15,315
Custodian fees	4,879
Trustees’ fees	1,882
Miscellaneous	2,912

Gross expenses	1,086,834
Less: Waiver from investment advisor	(10,389)

Net expenses	1,076,445

NET INVESTMENT INCOME	7,582,183

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	1,573,147
Net change in unrealized depreciation on securities	(5,350,323)

NET REALIZED AND UNREALIZED LOSS	(3,777,176)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,805,007

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,582,183	$10,473,189
Net realized gain (loss) on investments	1,573,147	(527,075)
Net change in unrealized appreciation (depreciation) on investments	(5,350,323)	3,021,106

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,805,007	12,967,220

DIVIDENDS:
Class IB
Dividends from net investment income	—	(10,473,947)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 13,671,274 and 20,935,586 shares, respectively ]	65,284,490	97,653,835
Capital shares issued in reinvestment of dividends [ 0 and 2,262,899 shares, respectively ]	—	10,473,947
Capital shares repurchased [ (5,378,310) and (7,187,661) shares, respectively ]	(25,678,798)	(33,718,781)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	39,605,692	74,409,001

TOTAL INCREASE IN NET ASSETS	43,410,699	76,902,274
NET ASSETS:
Beginning of period	192,056,305	115,154,031

End of period (a)	$235,467,004	$192,056,305

(a) Includes accumulated undistributed (overdistributed) net investment income of	$7,581,930	$(253)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $346,196,981) (Securities on loan at market value $8,294,536)	$355,479,226
Cash	4,052
Foreign cash (Cost $19)	19
Receivable from Separate Accounts for Trust shares sold	13,557,740
Receivable for securities sold	1,302,928
Dividends, interest and other receivables	165,675
Other assets	1,180

Total assets	370,510,820

LIABILITIES
Payable for securities purchased	34,198,632
Collateral held for loan securities	8,642,404
Investment management fees payable	170,940
Distribution fees payable - Class IB	39,408
Payable to Separate Accounts for Trust shares redeemed	26,081
Administrative fees payable	21,015
Trustees’ fees payable	271

Total liabilities	43,098,751

NET ASSETS	$327,412,069

Net assets were comprised of:
Paid in capital	$316,986,481
Accumulated undistributed net investment income	672,235
Accumulated undistributed net realized gain	471,065
Unrealized appreciation on investments and foreign currency translations	9,282,288

Net assets	$327,412,069

Class IA
Net asset value, offering and redemption price per share, $126,101,467 / 10,962,785 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.50

Class IB
Net asset value, offering and redemption price per share, $201,310,602 / 17,524,530 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.49

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $20,280 foreign withholding tax)	$1,167,163
Interest	381,500
Securities lending (net)	4,562

Total income	1,553,225

EXPENSES
Investment management fees	585,333
Distribution fees - Class IB	161,408
Administrative fees	84,289
Professional fees	22,397
Recoupment fees	14,646
Printing and mailing expenses	8,784
Custodian fees	2,928
Trustees’ fees	927
Miscellaneous	3,350

Gross expenses	884,062
Less: Fees paid indirectly	(10,369)

Net expenses	873,693

NET INVESTMENT INCOME	679,532

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	475,508
Foreign currency transactions	(4,389)

Net realized gain	471,119

Change in unrealized appreciation on:
Securities	7,247,450
Foreign currency translations	43

Net change in unrealized appreciation	7,247,493

NET REALIZED AND UNREALIZED GAIN	7,718,612

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,398,144

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	August 31, 2006* to December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$679,532	$100,826
Net realized gain (loss) on investments and foreign currency transactions	471,119	(6,574)
Net change in unrealized appreciation on investments and foreign currency translations	7,247,493	2,034,795

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	8,398,144	2,129,047

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(5,921)
Class IB	—	(107,281)

	—	(113,202)

Distributions from net realized capital gains
Class IA	—	(39)
Class IB	—	(1,042)

	—	(1,081)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(114,283)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 10,768,467 and 97,594 shares, respectively ]	124,023,891	1,052,791
Capital shares issued in reinvestment of dividends and distributions [ 0 and 550 shares, respectively ]	—	5,960
Capital shares repurchased [ (53,784) and (42) shares, respectively ]	(615,101)	(453)

Total Class IA transactions	123,408,790	1,058,298

Class IB
Capital shares sold [ 12,418,424 and 6,077,970 shares, respectively ]	138,118,090	63,805,116
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,995 shares, respectively ]	—	108,323
Capital shares repurchased [ (867,142) and (264,717) shares, respectively ]	(9,724,362)	(2,775,094)

Total Class IB transactions	128,393,728	61,138,345

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	251,802,518	62,196,643

TOTAL INCREASE IN NET ASSETS	260,200,662	64,211,407
NET ASSETS:
Beginning of period	67,211,407	3,000,000

End of period (a)	$327,412,069	$67,211,407

(a) Includes accumulated undistributed (overdistributed) net investment income of	$672,235	$(7,297)

* The Portfolio commenced operations on August 31, 2006

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $3,049,496,278) (Securities on loan at market value $137,550,935)	$4,009,851,520
Cash	33,997
Cash held as collateral at broker	280,000
Dividends, interest and other receivables	4,178,873
Receivable for securities sold	1,574,047
Receivable from Separate Accounts for Trust shares sold	1,158,155

Total assets	4,017,076,592

LIABILITIES
Collateral held for loaned securities	140,363,671
Payable for securities purchased	4,964,598
Payable to Separate Accounts for Trust shares redeemed	2,715,124
Investment management fees payable	803,355
Distribution fees payable - Class IB	454,597
Administrative fees payable	326,373
Trustees’ fees payable	73,393
Variation margin payable on futures contracts	9,000
Accrued expenses	66,265

Total liabilities	149,776,376

NET ASSETS	$3,867,300,216

Net assets were comprised of:
Paid in capital	$2,847,924,794
Accumulated undistributed net investment income	26,485,971
Accumulated undistributed net realized gain	32,628,209
Unrealized appreciation on investments and futures	960,261,242

Net assets	$3,867,300,216

Class IA
Net asset value, offering and redemption price per share, $1,678,870,254 / 60,686,261 shares outstanding (unlimited amount authorized: $0.01 par value)	$27.66

Class IB
Net asset value, offering and redemption price per share, $2,188,429,962 / 79,586,669 shares outstanding (unlimited amount authorized: $0.01 par value)	$27.50

STATEMENT OF OPERATIONS For the Six Month Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$35,851,877
Interest	359,410
Securities lending (net)	169,430

Total income	36,380,717

EXPENSES
Investment management fees	4,730,319
Distribution fees - Class IB	2,689,089
Administrative fees	1,922,115
Printing and mailing expenses	271,266
Professional fees	60,924
Custodian fees	51,231
Trustees’ fees	33,535
Miscellaneous	46,251

Total expenses	9,804,730

NET INVESTMENT INCOME	26,575,987

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	53,180,550
Futures	(458,038)

Net realized gain	52,722,512

Change in unrealized appreciation (depreciation) on:
Securities	167,304,582
Futures	(88,400)

Net change in unrealized appreciation	167,216,182

NET REALIZED AND UNREALIZED GAIN	219,938,694

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$246,514,681

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$26,575,987	$51,701,295
Net realized gain on investments	52,722,512	103,365,419
Net change in unrealized appreciation on investments	167,216,182	356,895,699

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	246,514,681	511,962,413

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(24,589,697)
Class IB	—	(27,234,837)

	—	(51,824,534)

Distributions from net realized capital gains
Class IA	—	(47,913,231)
Class IB	—	(63,959,209)

	—	(111,872,440)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(163,696,974)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,142,192 and 3,189,957 shares, respectively ]	57,021,416	79,478,893
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,802,273 shares, respectively ]	—	72,502,928
Capital shares repurchased [ (3,787,086) and (10,031,156) shares, respectively ]	(101,312,479)	(248,436,405)

Total Class IA transactions	(44,291,063)	(96,454,584)

Class IB
Capital shares sold [ 5,007,297 and 9,283,652 shares, respectively ]	133,368,394	229,489,063
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,542,313 shares, respectively ]	—	91,194,046
Capital shares repurchased [ (8,496,982) and (15,976,639) shares, respectively ]	(226,545,160)	(393,317,000)

Total Class IB transactions	(93,176,766)	(72,633,891)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(137,467,829)	(169,088,475)

TOTAL INCREASE IN NET ASSETS	109,046,852	179,176,964
NET ASSETS:
Beginning of period	3,758,253,364	3,579,076,400

End of period (a)	$3,867,300,216	$3,758,253,364

(a) Includes accumulated undistributed (overdistributed) net investment income of	$26,485,971	$(90,016)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $580,299,323)	$591,710,787
Cash	27,736,152
Foreign cash (Cost $2,059,574)	1,748,869
Dividends, interest and other receivables	10,420,442
Unrealized appreciation of forward foreign currency contracts	2,370,234
Receivable from Separate Accounts for Trust shares sold	1,477,528
Other assets	4,457

Total assets	635,468,469

LIABILITIES
Payable for securities purchased	13,279,277
Unrealized depreciation of forward foreign currency contracts	9,245,867
Investment management fees payable	307,203
Payable to Separate Accounts for Trust shares redeemed	53,138
Administrative fees payable	49,385
Distribution fees payable	26,682
Recoupment fees payable	20,434
Trustees’ fees payable	1,332
Accrued expenses	506

Total liabilities	22,983,824

NET ASSETS	$612,484,645

Net assets were comprised of:
Paid in capital	$601,369,347
Accumulated undistributed net investment income	8,884,064
Accumulated net realized loss	(2,175,879)
Unrealized appreciation on investments and foreign currency translations	4,407,113

Net assets	$612,484,645

Class IA
Net asset value, offering and redemption price per share, $479,823,872 / 47,442,011 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.11

Class IB
Net asset value, offering and redemption price per share, $132,660,773 / 13,138,797 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.10

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest (net of $30,108 foreign withholding tax)	$10,915,908

EXPENSES
Investment management fees	1,522,048
Administrative fees	234,048
Distribution fees - Class IB	141,659
Recoupment fees	46,803
Custodian fees	45,335
Printing and mailing expenses	29,840
Professional fees	27,033
Trustees’ fees	3,656
Miscellaneous	628

Total expenses	2,051,050

NET INVESTMENT INCOME	8,864,858

REALIZED AND UNREALIZED GAIN (LOSS)
Realized loss on:
Securities	(761,745)
Foreign currency transactions	(1,797,822)

Net realized loss	(2,559,567)

Change in unrealized appreciation (depreciation) on:
Securities	79,824
Foreign currency translations	(5,312,542)

Net change in unrealized depreciation	(5,232,718)

NET REALIZED AND UNREALIZED LOSS	(7,792,285)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,072,573

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,864,858	$6,951,514
Net realized loss on investments and foreign currency transactions	(2,559,567)	(4,886,411)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(5,232,718)	9,661,084

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,072,573	11,726,187

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(844,079)
Class IB	—	(58,767)

	—	(902,846)

Distributions from net realized capital gains
Class IA	—	(515,530)
Class IB	—	(180,030)

	—	(695,560)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(1,598,406)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 21,101,895 and 27,552,368 shares, respectively ]	213,417,732	269,630,690
Capital shares issued in reinvestment of dividends and distributions [ 0 and 135,332 shares, respectively ]	—	1,359,609
Capital shares repurchased [ (660,449) and (697,135) shares, respectively ]	(6,685,703)	(6,921,186)

Total Class IA transactions	206,732,029	264,069,113

Class IB
Capital shares sold [ 4,774,501 and 9,931,260 shares, respectively ]	48,158,835	98,072,257
Capital shares issued in reinvestment of dividends and distributions [ 0 and 23,778 shares, respectively ]	—	238,797
Capital shares repurchased [ (1,222,291) and (1,591,040) shares, respectively ]	(12,291,351)	(15,734,755)

Total Class IB transactions	35,867,484	82,576,299

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	242,599,513	346,645,412

TOTAL INCREASE IN NET ASSETS	243,672,086	356,773,193
NET ASSETS:
Beginning of period	368,812,559	12,039,366

End of period (a)	$612,484,645	$368,812,559

(a) Includes accumulated undistributed net investment income of	$8,884,064	$19,206

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $172,035,090) (Securities on loan at market value $16,456,022)	$200,419,823
Dividends, interest and other receivables	69,698
Receivable from Separate Accounts for Trust shares sold	54,615
Other assets	1,315

Total assets	200,545,451

LIABILITIES
Overdraft payable	76
Collateral held for loaned securities	16,899,007
Payable to Separate Accounts for Trust shares redeemed	164,754
Investment management fees payable	132,453
Distribution fees payable - Class IB	37,553
Administrative fees payable	17,622
Trustees’ fees payable	1,551
Accrued expenses	63,738

Total liabilities	17,316,754

NET ASSETS	$183,228,697

Net assets were comprised of:
Paid in capital	$150,044,363
Accumulated net investment loss	(99,091)
Accumulated undistributed net realized gain	4,898,692
Unrealized appreciation on investments	28,384,733

Net assets	$183,228,697

Class IA
Net asset value, offering and redemption price per share, $184,233 / 19,257 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.57

Class IB
Net asset value, offering and redemption price per share, $183,044,464 / 19,325,418 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.47

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$882,290
Interest	28,176
Securities lending (net)	4,425

Total income	914,891

EXPENSES
Investment management fees	574,330
Distribution fees - Class IB	220,686
Administrative fees	103,941
Recoupment fees	68,909
Professional fees	24,424
Printing and mailing expenses	12,649
Custodian fees	2,439
Trustees’ fees	1,564
Miscellaneous	7,538

Gross expenses	1,016,480
Less: Fees paid indirectly	(3,734)

Net expenses	1,012,746

NET INVESTMENT LOSS	(97,855)

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	3,948,671
Net change in unrealized appreciation on securities	13,173,689

NET REALIZED AND UNREALIZED GAIN	17,122,360

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,024,505

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(97,855)	$(159,947)
Net realized gain on investments	3,948,671	18,404,543
Net change in unrealized appreciation (depreciation) on investments	13,173,689	(7,633,920)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	17,024,505	10,610,676

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(16,561)
Class IB	—	(18,624,688)

TOTAL DISTRIBUTIONS	—	(18,641,249)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 766 and 2,751 shares, respectively ]	7,189	25,512
Capital shares issued in reinvestment of distributions [ 0 and 1,892 shares, respectively ]	—	16,561
Capital shares repurchased [ (355) and (6,260) shares, respectively ]	(3,203)	(56,560)

Total Class IA transactions	3,986	(14,487)

Class IB
Capital shares sold [ 1,258,658 and 3,471,599 shares, respectively ]	11,433,198	31,561,310
Capital shares issued in reinvestment of distributions [ 0 and 2,145,912 shares, respectively ]	—	18,624,688
Capital shares repurchased [ (3,313,433) and (5,762,392) shares, respectively ]	(29,405,107)	(52,495,708)

Total Class IB transactions	(17,971,909)	(2,309,710)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(17,967,923)	(2,324,197)

TOTAL DECREASE IN NET ASSETS	(943,418)	(10,354,770)
NET ASSETS:
Beginning of period	184,172,115	194,526,885

End of period (a)	$183,228,697	$184,172,115

(a) Includes accumulated net investment loss of	$(99,091)	$(1,236)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $1,739,185,566) (Securities on loan at market value $235,714,424)	$1,931,317,159
Cash	1,572,910
Foreign cash (Cost $1,956,131)	2,019,556
Receivable for securities sold	21,146,016
Dividends, interest and other receivables	2,287,895
Receivable from Separate Accounts for Trust shares sold	1,396,897
Other assets	11,949

Total assets	1,959,752,382

LIABILITIES
Collateral held for loaned securities	244,337,797
Payable for securities purchased	6,791,562
Payable to Separate Accounts for Trust shares redeemed	1,214,795
Investment management fees payable	863,825
Distribution fees payable - Class IB	336,892
Administrative fees payable	143,033
Trustees’ fees payable	12,148
Accrued expenses	1,436

Total liabilities	253,701,488

NET ASSETS	$1,706,050,894

Net assets were comprised of:
Paid in capital	$1,346,565,842
Accumulated undistributed net investment income	30,941
Accumulated undistributed net realized gain	167,259,490
Unrealized appreciation on investments and foreign currency translations	192,194,621

Net assets	$1,706,050,894

Class IA
Net asset value, offering and redemption price per share, $57,284,993 / 4,793,832 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.95

Class IB
Net asset value, offering and redemption price per share, $1,648,765,901 / 139,435,279 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.82

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $45,513 foreign withholding tax)	$6,348,742
Interest	1,345,778
Securities lending (net)	351,967

Total income	8,046,487

EXPENSES
Investment management fees	5,507,139
Distribution fees - Class IB	1,955,329
Administrative fees	830,443
Printing and mailing expenses	115,792
Professional fees	38,666
Custodian fees	34,154
Trustees’ fees	14,298
Miscellaneous	24,564

Gross expenses	8,520,385
Less: Waiver from investment advisor	(498,363)
Fees paid indirectly	(27,453)

Net expenses	7,994,569

NET INVESTMENT INCOME	51,918

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	122,424,735
Foreign currency transactions	(170,154)

Net realized gain	122,254,581

Change in unrealized appreciation on:
Securities	47,570,934
Foreign currency translations	52,051

Net change in unrealized appreciation	47,622,985

NET REALIZED AND UNREALIZED GAIN	169,877,566

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$169,929,484

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$51,918	$41,874
Net realized gain on investments and foreign currency transactions	122,254,581	121,487,378
Net change in unrealized appreciation on investments and foreign currency translations	47,622,985	37,584,845

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	169,929,484	159,114,097

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(132,576)
Class IB	—	(95,430)

	—	(228,006)

Distributions from net realized capital gains
Class IA	—	(2,687,098)
Class IB	—	(101,960,235)

	—	(104,647,333)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(104,875,339)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 308,452 and 3,355,154 shares, respectively ]	3,523,183	35,963,756
Capital shares issued in reinvestment of dividends and distributions [ 0 and 266,829 shares, respectively ]	—	2,819,674
Capital shares repurchased [ (297,662) and (148,760) shares, respectively ]	(3,374,484)	(1,599,607)

Total Class IA transactions	148,699	37,183,823

Class IB
Capital shares sold [ 9,212,964 and 21,125,807 shares, respectively ]	104,559,314	223,857,501
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,903,857 shares, respectively ]	—	102,055,665
Capital shares repurchased [ (12,232,476) and (19,264,128) shares, respectively ]	(136,825,475)	(203,162,753)

Total Class IB transactions	(32,266,161)	122,750,413

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(32,117,462)	159,934,236

TOTAL INCREASE IN NET ASSETS	137,812,022	214,172,994
NET ASSETS:
Beginning of period	1,568,238,872	1,354,065,878

End of period (a)	$1,706,050,894	$1,568,238,872

(a) Includes accumulated undistributed (overdistributed) net investment income of	$30,941	$(20,977)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $696,744,129) (Securities on loan at market value $73,663,939)	$701,686,637
Cash	3,773,693
Receivable from Separate Accounts for Trust shares sold	4,742,556
Dividends, interest and other receivables	4,428,163

Total assets	714,631,049

LIABILITIES
Overdraft payable of foreign cash	567,760
Collateral held for loaned securities	75,362,950
Payable for securities purchased	44,901,663
Investment management fees payable	402,174
Distribution fees payable - Class IB	109,262
Administrative fees payable	47,648
Payable to Separate Accounts for Trust shares redeemed	16,862
Recoupment fees payable	11,078
Trustees’ fees payable	722
Accrued expenses	27,404

Total liabilities	121,447,523

NET ASSETS	$593,183,526

Net assets were comprised of:
Paid in capital	$579,273,514
Accumulated undistributed net investment income	7,917,234
Accumulated undistributed net realized gain	1,053,081
Unrealized appreciation on investments and foreign currency translations	4,939,697

Net assets	$593,183,526

Class IA
Net asset value, offering and redemption price per share, $33,111,156 / 3,040,547 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.89

Class IB
Net asset value, offering and redemption price per share, $560,072,370 / 51,494,473 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.88

STATEMENT OF OPERATIONS For Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $19,191 foreign withholding tax)	$2,721,863
Interest (net of $2,396 foreign withholding tax)	7,345,026
Securities lending (net)	31,534

Total income	10,098,423

EXPENSES
Investment management fees	1,577,854
Distribution fees - Class IB	433,809
Administrative fees	191,593
Professional fees	24,939
Printing and mailing expenses	22,767
Recoupment fees	11,416
Custodian fees	2,928
Trustees’ fees	2,401
Miscellaneous	2,727

Total expenses	2,270,434

NET INVESTMENT INCOME	7,827,989

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	845,638
Foreign currency transactions	(33,365)

Net realized gain	812,273

Change in unrealized appreciation (depreciation) on:
Securities	2,463,056
Foreign currency translations	(2,811)

Net change in unrealized appreciation	2,460,245

NET REALIZED AND UNREALIZED GAIN	3,272,518

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,100,507

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	September 15, 2006* to December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,827,989	$871,668
Net realized gain on investments and foreign currency transactions	812,273	240,808
Net change in unrealized appreciation on investments and foreign currency translations	2,460,245	2,479,452

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	11,100,507	3,591,928

DIVIDENDS:
Dividends from net investment income
Class IA	—	(10,710)
Class IB	—	(807,228)

	—	(817,938)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,889,518 and 0 shares, respectively ]	31,643,522	—
Capital shares issued in reinvestment of dividends [ 0 and 1,029 shares, respectively ]	—	10,710

Total Class IA transactions	31,643,522	10,710

Class IB
Capital shares sold [ 38,769,963 and 14,669,939 shares, respectively ]	417,020,041	150,025,966
Capital shares issued in reinvestment of dividends [ 0 and 77,590 shares, respectively ]	—	807,228
Capital shares repurchased [ (2,055,467) and (117,552) shares, respectively ]	(21,995,587)	(1,202,851)

Total Class IB transactions	395,024,454	149,630,343

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	426,667,976	149,641,053

TOTAL INCREASE IN NET ASSETS	437,768,483	152,415,043
NET ASSETS:
Beginning of period	155,415,043	3,000,000

End of period (a)	$593,183,526	$155,415,043

(a) Includes accumulated undistributed net investment income of	$7,917,234	$89,245

*	The Portfolio commenced operations on September 15, 2006.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $232,770,811) (Securities on loan at market value $54,574,584)	$238,276,174
Repurchase Agreement (Amortized Cost $55,927,790)	55,927,790
Receivable from Separate Accounts for Trust shares sold	9,620,968
Dividends, interest and other receivables	121,230

Total assets	303,946,162

LIABILITIES
Collateral held for loaned securities	55,927,790
Payable for securities purchased	26,225,752
Investment management fees payable	108,496
Administrative fees payable	14,924
Distribution fees payable	12,504
Payable to Separate Accounts for Trust shares redeemed	7,346
Trustees’ fees payable	146
Accrued expenses	19,530

Total liabilities	82,316,488

NET ASSETS	$221,629,674

Net assets were comprised of:
Paid in capital	$215,324,939
Accumulated undistributed net investment income	286,232
Accumulated undistributed net realized gain	513,140
Unrealized appreciation on investments	5,505,363

Net assets	$221,629,674

Class IA
Net asset value, offering and redemption price per share, $157,412,345 / 13,256,427 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.87

Class IB
Net asset value, offering and redemption price per share, $64,217,329 / 5,413,535 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.86

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,080 foreign withholding tax)	$503,868
Interest	209,546
Securities lending (net)	21,503

Total income	734,917

EXPENSES
Investment management fees	337,763
Distribution fees - Class IB	54,492
Administrative fees	52,705
Professional fees	21,618
Printing and mailing expenses	4,379
Custodian fees	2,928
Trustees’ fees	459
Miscellaneous	3,248

Gross expenses	477,592
Less: Waiver from investment advisor	(28,853)

Net expenses	448,739

NET INVESTMENT INCOME	286,178

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	503,170
Net change in unrealized appreciation on securities	4,891,496

NET REALIZED AND UNREALIZED GAIN	5,394,666

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,680,844

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	September 15, 2006* to December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$286,178	$23,012
Net realized gain on investments	503,170	9,970
Net change in unrealized appreciation on investments	4,891,496	613,867

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	5,680,844	646,849

DIVIDENDS:
Dividends from net investment income
Class IA	—	(3,695)
Class IB	—	(23,865)

TOTAL DIVIDENDS	—	(27,560)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 13,124,440 and 60,502 shares, respectively ]	154,086,853	656,622
Capital shares issued in reinvestment of dividends [ 0 and 341 shares, respectively ]	—	3,695
Capital shares repurchased [ (78,856) and 0 shares, respectively ]	(910,891)	—

Total Class IA transactions	153,175,962	660,317

Class IB
Capital shares sold [ 4,838,308 and 1,752,653 shares, respectively ]	54,996,717	18,627,946
Capital shares issued in reinvestment of dividends [ 0 and 2,201 shares, respectively ]	—	23,865
Capital shares repurchased [ (1,198,008) and (131,619) shares, respectively ]	(13,749,218)	(1,406,048)

Total Class IB transactions	41,247,499	17,245,763

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	194,423,461	17,906,080

TOTAL INCREASE IN NET ASSETS	200,104,305	18,525,369
NET ASSETS:
Beginning of period	21,525,369	3,000,000

End of period (a)	$221,629,674	$21,525,369

(a) Includes accumulated undistributed net investment income of	$286,232	$54

* The Portfolio commenced operations on September 15, 2006.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $153,856,919) (Securities on loan at market value $33,303,801)	$161,350,705
Repurchase agreement (Amortized cost $33,900,583)	33,900,583
Cash	2,972,844
Foreign cash (Cost $718)	726
Receivable from Separate Accounts for Trust shares sold	437,926
Dividends, interest and other receivables	290,364
Other assets	268

Total assets	198,953,416

LIABILITIES
Collateral held for loaned securities	33,900,583
Payable for securities purchased	164,754
Payable to Separate Accounts for Trust shares redeemed	132,100
Investment management fees payable	117,435
Distribution fees payable - Class IB	32,306
Recoupment fees payable	27,930
Administrative fees payable	15,618
Trustees’ fees payable	798
Accrued expenses	60,423

Total liabilities	34,451,947

NET ASSETS	$164,501,469

Net assets were comprised of:
Paid in capital	$151,498,925
Accumulated undistributed net investment income	284,502
Accumulated undistributed net realized gain	5,224,115
Unrealized appreciation on investments and foreign currency translations	7,493,927

Net assets	$164,501,469

Class IA*
Net asset value, offering and redemption price per share, $4,075,567 / 306,964 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.28

Class IB
Net asset value, offering and redemption price per share, $160,425,902 / 12,084,874 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.27

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $19,395 foreign withholding tax)	$1,059,439
Interest	564,957
Securities lending (net)	16,514

Total income	1,640,910

EXPENSES
Investment management fees	616,623
Distribution fees - Class IB	170,969
Administrative fees	83,937
Recoupment fees	58,797
Professional fees	23,040
Custodian fees	9,758
Printing and mailing expenses	9,597
Trustees’ fees	1,178
Miscellaneous	5,736

Gross expenses	979,635
Less: Fees paid indirectly	(33,889)

Net expenses	945,746

NET INVESTMENT INCOME	695,164

REALIZED AND UNREALIZED GAIN
Realized gain on:
Securities	4,634,268
Foreign currency transactions	16,078

Net realized gain	4,650,346

Change in unrealized appreciation on:
Securities	3,271,259
Foreign currency translations	70

Net change in unrealized appreciation	3,271,329

NET REALIZED AND UNREALIZED GAIN	7,921,675

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,616,839

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$695,164	$1,576,319
Net realized gain on investments and foreign currency transactions	4,650,346	3,506,488
Net change in unrealized appreciation on investments and foreign currency translations	3,271,329	3,900,798

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	8,616,839	8,983,605

DIVIDENDS AND DISTRIBUTIONS:
Class IB
Dividends from net investment income	—	(1,977,201)
Distributions from net realized capital gains	—	(2,942,753)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(4,919,954)

CAPITAL SHARES TRANSACTIONS:
Class IA*
Capital shares sold [ 306,964 and 0 shares, respectively ]	4,100,000	—

Class IB
Capital shares sold [ 3,826,111 and 6,624,798 shares, respectively ]	49,408,748	81,466,130
Capital shares issued in reinvestment of dividends and distributions [ 0 and 396,894 shares, respectively ]	—	4,919,954
Capital shares repurchased [ (984,636) and (1,400,221) shares, respectively ]	(12,715,360)	(17,398,505)

Total Class IB transactions	36,693,388	68,987,579

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	40,793,388	68,987,579

TOTAL INCREASE IN NET ASSETS	49,410,227	73,051,230
NET ASSETS:
Beginning of period	115,091,242	42,040,012

End of period (a)	$164,501,469	$115,091,242

(a) Includes accumulated undistributed (overdistributed) net investment income of	$284,502	$(410,662)

* Class IA commenced operations on June 8, 2007.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $960,871,328) (Securities on loan at market value $297,057,611)	$1,242,184,692
Cash	10,459,105
Foreign cash (Cost $2,332)	2,349
Receivable from Separate Accounts for Trust shares sold	1,868,025
Dividends, interest and other receivables	1,476,955
Receivable for securities sold	460,342
Other assets	6,490

Total assets	1,256,457,958

LIABILITIES
Collateral held for loaned securities	295,552,932
Payable for securities purchased	1,166,989
Investment management fees payable	595,513
Payable to Separate Accounts for Trust shares redeemed	565,589
Distribution fees payable - Class IB	195,071
Administrative fees payable	81,117
Trustees’ fees payable	2,892
Accrued expenses	85,546

Total liabilities	298,245,649

NET ASSETS	$958,212,309

Net assets were comprised of:
Paid in capital	$649,533,987
Accumulated net investment loss	(1,550,422)
Accumulated undistributed net realized gain	28,915,517
Unrealized appreciation on investments and foreign currency translations	281,313,227

Net assets	$958,212,309

Class IB
Net asset value, offering and redemption price per share, $958,212,309 / 28,220,918 shares outstanding (unlimited amount authorized: $0.01 par value)	$33.95

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$4,190,943
Interest	2,530,167
Securities lending (net)	59,860

Total income	6,780,970

EXPENSES
Investment management fees	3,219,267
Distribution fees - Class IB	1,044,554
Administrative fees	436,035
Printing and mailing expenses	58,689
Professional fees	30,946
Trustees’ fees	7,213
Custodian fees	4,879
Miscellaneous	11,915

Gross expenses	4,813,498
Less: Fees paid indirectly	(83,870)

Net expenses	4,729,628

NET INVESTMENT INCOME	2,051,342

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	28,965,385
Foreign currency transactions	(1,566)

Net realized gain	28,963,819

Change in unrealized appreciation (depreciation) on:
Securities	69,163,754
Foreign currency translations	(136)

Net change in unrealized appreciation	69,163,618

NET REALIZED AND UNREALIZED GAIN	98,127,437

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$100,178,779

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,051,342	$2,124,426
Net realized gain on investments and foreign currency transactions	28,963,819	34,889,635
Net change in unrealized appreciation on investments and foreign currency translations	69,163,618	74,268,623

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	100,178,779	111,282,684

DIVIDENDS AND DISTRIBUTIONS:
Class IB
Dividends from net investment income	—	(5,751,211)
Distributions from net realized capital gains	—	(34,842,452)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(40,593,663)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 6,692,480 and 5,591,517 shares, respectively ]	214,868,566	163,061,065
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,375,501shares, respectively ]	—	40,593,663
Capital shares repurchased [ (2,603,446) and (4,648,122) shares, respectively ]	(83,954,400)	(134,178,811)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	130,914,166	69,475,917

TOTAL INCREASE IN NET ASSETS	231,092,945	140,164,938
NET ASSETS:
Beginning of period	727,119,364	586,954,426

End of period (a)	$958,212,309	$727,119,364

(a) Includes accumulated net loss and overdistributed net investment income of	$(1,550,422)	$(3,601,764)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $91,757,235) (Securities on loan at market value $19,457,404)	$90,990,186
Repurchase Agreement (Amortized Cost $13,678,006)	13,678,006
Cash	4,382,843
Receivable for securities sold	4,861,452
Receivable for forward commitments	2,727,008
Dividends, interest and other receivables	711,556
Receivable from Separate Accounts for Trust shares sold	1,944
Other assets	2,701

Total assets	117,355,696

LIABILITIES
Payable for securities purchased	15,482,619
Collateral held for loaned securities	13,678,006
Securities sold short (Proceeds received $4,335,691)	4,310,324
Payable for forward commitments	3,770,043
Payable to Separate Accounts for Trustshares redeemed	64,723
Investment management fees payable	32,919
Administrative fees payable	9,102
Recoupment fees payable	6,240
Trustees’ fees payable	1,121
Accrued expenses	116,496

Total liabilities	37,471,593

NET ASSETS	$79,884,103

Net assets were comprised of:
Paid in capital	$81,010,049
Accumulated undistributed net investment income	1,766,548
Accumulated net realized loss	(2,150,812)
Unrealized depreciation on investments and securities sold short	(741,682)

Net assets	$79,884,103

Class IA
Net asset value, offering and redemption price per share, $79,884,103 / 7,320,740 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.91

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$2,056,918
Securities lending (net)	12,542

Total income	2,069,460

EXPENSES
Investment management fees	207,476
Administrative fees	56,703
Professional fees	22,921
Printing and mailing expenses	6,039
Custodian fees	2,439
Trustees’ fees	749
Miscellaneous	6,280

Total expenses	302,607

NET INVESTMENT INCOME	1,766,853

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on securities	(471,385)

Change in unrealized appreciation (depreciation) on:
Securities	(191,822)
Securities sold short	25,367

Net change in unrealized depreciation	(166,455)

NET REALIZED AND UNREALIZED LOSS	(637,840)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,129,013

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,766,853	$3,751,540
Net realized loss on investments	(471,385)	(1,236,727)
Net change in unrealized appreciation (depreciation) on investments	(166,455)	733,109

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,129,013	3,247,922

DIVIDENDS:
Class IA
Dividends from net investment income	—	(3,942,731)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 197,772 and 64,344 shares, respectively ]	2,150,562	706,504
Capital shares issued in reinvestment of dividends [ 0 and 365,456 shares, respectively ]	—	3,942,731
Capital shares repurchased [ (980,946) and (2,190,569) shares, respectively ]	(10,670,681)	(23,992,293)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,520,119)	(19,343,058)

TOTAL DECREASE IN NET ASSETS	(7,391,106)	(20,037,867)
NET ASSETS:
Beginning of period	87,275,209	107,313,076

End of period (a)	$79,884,103	$87,275,209

(a) Includes accumulated undistributed (overdistributed) net investment income of	$1,766,548	$(305)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $224,694,611) (Securities on loan at market value $39,686,401)	$257,964,413
Repurchase Agreement (Amortized cost $41,094,558)	41,094,558
Cash	490,313
Receivable for securities sold	2,666,675
Receivable from Separate Accounts for Trust shares sold	983,085
Dividends, interest and other receivables	501,223
Other assets	1,335

Total assets	303,701,602

LIABILITIES
Overdraft payable of foreign cash	1,070,081
Collateral held for loaned securities	41,194,558
Payable for securities purchased	5,277,681
Payable to Separate Accounts for Trust shares redeemed	547,937
Investment management fees payable	172,395
Distribution fees payable - Class IB	50,704
Administrative fees payable	22,909
Trustees’ fees payable	492
Accrued expenses	24,934

Total liabilities	48,361,691

NET ASSETS	$255,339,911

Net assets were comprised of:
Paid in capital	$217,254,898
Accumulated undistributed net investment income	1,379,176
Accumulated undistributed net realized gain	3,453,161
Unrealized appreciation on investments and foreign currency translations	33,252,676

Net assets	$255,339,911

Class IB
Net asset value, offering and redemption price per share, $255,339,911 / 35,073,213 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.28

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $294,223 foreign withholding tax)	$2,622,082
Interest	170,078
Securities lending (net)	34,812

Total income	2,826,972

EXPENSES
Investment management fees	871,124
Distribution fees - Class IB	256,212
Custodian fees	146,374
Administrative fees	118,180
Professional fees	23,784
Printing and mailing expenses	14,174
Trustees’ fees	1,731
Miscellaneous	5,891

Total expenses	1,437,470

NET INVESTMENT INCOME	1,389,502

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	11,483,512
Foreign currency transactions	(35,333)

Net realized gain	11,448,179

Change in unrealized appreciation (depreciation) on:
Securities	10,821,164
Foreign currency translations	(19,496)

Net change in unrealized appreciation	10,801,668

NET REALIZED AND UNREALIZED GAIN	22,249,847

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,639,349

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,389,502	$1,148,282
Net realized gain on investments and foreign currency transactions	11,448,179	8,961,897
Net change in unrealized appreciation on investments and foreign currency translations	10,801,668	15,968,116

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	23,639,349	26,078,295

DIVIDENDS:
Class IB
Dividends from net investment income	—	(1,125,445)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 16,450,132 and 19,063,242 shares, respectively ]	113,026,820	111,939,023
Capital shares issued in reinvestment of dividends [ 0 and 175,299 shares, respectively ]	—	1,125,445
Capital shares repurchased [ (6,751,577) and (7,892,327) shares, respectively ]	(46,224,836)	(46,198,885)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	66,801,984	66,865,583

TOTAL INCREASE IN NET ASSETS	90,441,333	91,818,433
NET ASSETS:
Beginning of period	164,898,578	73,080,145

End of period (a)	$255,339,911	$164,898,578

(a) Includes accumulated undistributed (overdistributed) net investment income of	$1,379,176	$(10,326)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $317,381,445)
(Securities on loan at market value $8,647,807)	$365,318,086
Dividends, interest and other receivables	324,945
Receivable from Separate Accounts for Trust shares sold	317,851
Other assets	459

Total assets	365,961,341

LIABILITIES
Collateral held for loaned securities	8,857,695
Investment management fees payable	220,817
Payable to Separate Accounts for Trust shares redeemed	78,076
Distribution fees payable - Class IB	73,245
Administrative fees payable	32,094
Trustees’ fees payable	3,998
Accrued expenses	41,768

Total liabilities	9,307,693

NET ASSETS	$356,653,648

Net assets were comprised of:
Paid in capital	$306,216,553
Accumulated undistributed net investment income	795,265
Accumulated undistributed net realized gain	1,705,189
Unrealized appreciation on investments	47,936,641

Net assets	$356,653,648

Class IA
Net asset value, offering and redemption price per share, $1,156,923 / 152,438 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.59

Class IB
Net asset value, offering and redemption price per share, $355,496,725 / 47,335,538 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.51

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $34,436 foreign withholding tax)	$2,677,818
Interest	71,524
Securities lending (net)	17,459

Total income	2,766,801

EXPENSES
Investment management fees	1,551,747
Distribution fees - Class IB	429,717
Administrative fees	188,670
Professional fees	26,002
Printing and mailing expenses	24,610
Custodian fees	7,319
Trustees’ fees	3,043
Miscellaneous	7,421

Gross expenses	2,238,529
Less: Waiver from investment advisor	(256,142)
Fees paid indirectly	(14,379)

Net expenses	1,968,008

NET INVESTMENT INCOME	798,793

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	17,585,911
Net change in unrealized appreciation on securities	10,374,619

NET REALIZED AND UNREALIZED GAIN	27,960,530

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,759,323

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$798,793	$(460,105)
Net realized gain on investments	17,585,911	21,379,696
Net change in unrealized appreciation (depreciation) on investments	10,374,619	(17,309,034)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	28,759,323	3,610,557

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 29,473 and 76,645 shares, respectively ]	210,423	526,193
Capital shares repurchased [ (15,036) and (26,775) shares, respectively ]	(108,556)	(183,831)

Total Class IA transactions	101,867	342,362

Class IB
Capital shares sold [ 3,765,681 and 7,677,698 shares, respectively ]	27,393,837	51,718,990
Capital shares repurchased [ (5,913,483) and (10,616,138) shares, respectively ]	(42,487,875)	(71,388,312)

Total Class IB transactions	(15,094,038)	(19,669,322)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(14,992,171)	(19,326,960)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,767,152	(15,716,403)
NET ASSETS:
Beginning of period	342,886,496	358,602,899

End of period (a)	$356,653,648	$342,886,496

(a) Includes accumulated undistributed net investment income (loss) of	$795,265	$(3,528)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $2,894,198,339) (Securities on loan at market value $205,788,181)	$2,873,929,202
Cash	795,278
Receivable for forward commitments	821,414,686
Dividends, interest and other receivables	12,044,407
Receivable from Separate Accounts for Trust shares sold	4,135,846
Receivable for securities sold	3,045,865
Variation margin receivable on futures contracts	195,761
Other assets	11,993

Total assets	3,715,573,038

LIABILITIES
Overdraft payable of foreign cash	1,042,995
Payable for forward commitments	1,561,274,976
Collateral held for loaned securities	150,778,794
Payable for securities purchased	17,643,619
Securities sold short (Proceeds received $11,929,875)	11,908,119
Payable to Separate Accounts for Trust shares redeemed	1,090,966
Investment management fees payable	680,326
Distribution fees payable - Class IB	318,253
Administrative fees payable	162,255
Options written, at value (Premiums received $111,866)	85,609
Trustees’ fees payable	18,473
Accrued expenses	36,208

Total liabilities	1,745,040,593

NET ASSETS	$1,970,532,445

Net assets were comprised of:
Paid in capital	$1,980,456,466
Accumulated undistributed net investment income	42,342,540
Accumulated net realized loss	(31,968,975)
Unrealized depreciation on investments, securities sold short, options written, futures, and foreign currency translations	(20,297,586)

Net assets	$1,970,532,445

Class IA
Net asset value, offering and redemption price per share, $416,538,438 / 37,707,564 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.05

Class IB
Net asset value, offering and redemption price per share, $1,553,994,007 / 140,673,377 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.05

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest (net of $3,740 foreign withholding tax)	$49,263,843
Securities lending (net)	187,703

Total income	49,451,546

EXPENSES
Investment management fees	3,825,297
Distribution fees - Class IB	1,897,777
Administrative fees	908,545
Printing and mailing expenses	126,852
Custodian fees	56,110
Professional fees	41,516
Trustees’ fees	15,589
Miscellaneous	22,049

Total expenses	6,893,735

NET INVESTMENT INCOME	42,557,811

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(7,057,958)
Options written	369,642
Futures	(8,869,604)
Foreign currency transactions	(16,183)
Net realized loss	(15,574,103)
Change in unrealized appreciation (depreciation) on:
Securities	(17,494,043)
Securities sold short	21,756
Options written	25,557
Futures	142,186
Foreign currency translations	(6,090)

Net change in unrealized depreciation	(17,310,634)

NET REALIZED AND UNREALIZED LOSS	(32,884,737)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,673,074

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$42,557,811	$65,735,892
Net realized loss on investments and foreign currency transactions	(15,574,103)	(4,106,460)
Net change in unrealized depreciation on investments and foreign currency translations	(17,310,634)	(2,222,640)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	9,673,074	59,406,792

DIVIDENDS:
Dividends from net investment income
Class IA	—	(4,713,271)
Class IB	—	(62,767,964)

TOTAL DIVIDENDS	—	(67,481,235)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 30,587,853 and 8,513,911 shares, respectively ]	338,786,565	96,569,844
Capital shares issued in reinvestment of dividends [ 0 and 428,988 shares, respectively ]	—	4,713,271
Capital shares repurchased [ (2,482,912) and (373,964) shares, respectively ]	(27,533,247)	(4,223,218)

Total Class IA transactions	311,253,318	97,059,897

Class IB
Capital shares sold [ 14,103,744 and 21,556,609 shares, respectively ]	156,453,108	239,300,786
Capital shares issued in reinvestment of dividends [ 0 and 5,706,058 shares, respectively ]	—	62,767,964
Capital shares repurchased [ (9,350,565) and (17,850,226) shares, respectively ]	(103,558,078)	(198,163,173)

Total Class IB transactions	52,895,030	103,905,577

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	364,148,348	200,965,474

TOTAL INCREASE IN NET ASSETS	373,821,422	192,891,031
NET ASSETS:
Beginning of period	1,596,711,023	1,403,819,992

End of period (a)	$1,970,532,445	$1,596,711,023

(a) Includes accumulated undistributed (overdistributed) net investment income of	$42,342,540	$(215,271)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $640,981,450) (Securities on loan at market value $34,985,384)	$714,421,151
Cash	9,766
Receivable for securities sold	6,650,069
Dividends, interest and other receivables	867,980
Receivable from Separate Accounts for Trust shares sold	603,412
Other assets	3,839

Total assets	722,556,217

LIABILITIES
Collateral held for loaned securities	36,002,654
Payable for securities purchased	3,575,447
Securities sold short (Proceeds received $1,647,673)	1,629,180
Payable to Separate Accounts for Trust shares redeemed	517,217
Investment management fees payable	319,360
Distribution fees payable - Class IB	141,532
Administrative fees payable	59,714
Trustees’ fees payable	18,449
Accrued expenses	129,423

Total liabilities	42,392,976

NET ASSETS	$680,163,241

Net assets were comprised of:
Paid in capital	$533,100,874
Accumulated undistributed net investment income	4,345,100
Accumulated undistributed net realized gain	69,259,073
Unrealized appreciation on investments and securities sold short	73,458,194

Net assets	$680,163,241

Class IA
Net asset value, offering and redemption price per share, $2,381,995 / 155,877 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.28

Class IB
Net asset value, offering and redemption price per share, $677,781,246 / 44,315,490 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.29

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $5,949 foreign withholding tax)	$7,049,235
Interest	403,752
Securities lending (net)	22,946

Total income	7,475,933

EXPENSES
Investment management fees	1,965,375
Distribution fees - Class IB	816,524
Administrative fees	345,053
Printing and mailing expenses	46,876
Professional fees	29,080
Trustees’ fees	5,790
Custodian fees	2,439
Miscellaneous	24,800

Gross expenses	3,235,937
Less: Waiver from investment advisor	(125,512)

Net expenses	3,110,425

NET INVESTMENT INCOME	4,365,508

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	55,517,356

Change in unrealized appreciation (depreciation) on:
Securities	(10,882,503)
Securities sold short	18,493

Net change in unrealized depreciation	(10,864,010)

NET REALIZED AND UNREALIZED GAIN	44,653,346

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,018,854

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,365,508	$9,183,800
Net realized gain on investments	55,517,356	51,776,406
Net change in unrealized appreciation (depreciation) on investments	(10,864,010)	51,722,560

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	49,018,854	112,682,766

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(29,737)
Class IB	—	(9,148,581)

	—	(9,178,318)

Distributions from net realized capital gains
Class IA	—	(91,160)
Class IB	—	(33,007,978)

	—	(33,099,138)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(42,277,456)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 39,760 and 134,071 shares, respectively ]	599,459	1,911,386
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,539 shares, respectively ]	—	120,897
Capital shares repurchased [ (10,340) and (47,831) shares, respectively ]	(146,149)	(688,312)

Total Class IA transactions	453,310	1,343,971

Class IB
Capital shares sold [ 4,515,927 and 5,167,947 shares, respectively ]	66,902,894	71,476,485
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,970,878 shares, respectively ]	—	42,156,559
Capital shares repurchased [ (5,717,665) and (10,371,411) shares, respectively ]	(83,907,234)	(140,322,803)

Total Class IB transactions	(17,004,340)	(26,689,759)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(16,551,030)	(25,345,788)

TOTAL INCREASE IN NET ASSETS	32,467,824	45,059,522
NET ASSETS:
Beginning of period	647,695,417	602,635,895

End of period (a)	$680,163,241	$647,695,417

(a) Includes accumulated undistributed (overdistributed) net investment income of	$4,345,100	$(20,408)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $215,466,715) (Securities on loan at market value $14,693,356)	$239,385,338
Receivable from Separate Accounts for Trust shares sold	285,935
Dividends, interest and other receivables	113,294
Other assets	1,980

Total assets	239,786,547

LIABILITIES
Collateral held for loaned securities	15,138,326
Payable for securities purchased	619,932
Payable to Separate Accounts for Trust shares redeemed	228,485
Investment management fees payable	105,459
Distribution fees payable-Class IB	46,300
Administrative fees payable	21,148
Trustees’ fees payable	882
Accrued expenses	63,155

Total liabilities	16,223,687

NET ASSETS	$223,562,860

Net assets were comprised of:
Paid in capital	$197,420,245
Accumulated net investment loss	(132,636)
Accumulated undistributed net realized gain	2,356,628
Unrealized appreciation on investments and foreign currency translations	23,918,623

Net assets	$223,562,860

Class IA
Net asset value, offering and redemption price per share, $201,431 / 17,125 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.76

Class IB
Net asset value, offering and redemption price per share, $223,361,429 / 19,025,545 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.74

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$823,477
Interest	57,164
Securities lending (net)	9,736

Total income	890,377

EXPENSES
Investment management fees	679,301
Distribution fees - Class IB	261,109
Administrative fees	120,219
Custodian fees	26,835
Professional fees	24,250
Printing and mailing expenses	14,809
Trustees’ fees	1,827
Miscellaneous	1,324

Gross expenses	1,129,674
Less: Waiver from investment advisor	(84,472)
Fees paid indirectly	(22,559)

Net expenses	1,022,643

NET INVESTMENT LOSS	(132,266)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	2,008,132
Foreign currency transactions	(3,403)

Net realized gain	2,004,729

Change in unrealized appreciation on:
Securities	8,469,104
Foreign currency translations	1

Net change in unrealized appreciation	8,469,105

NET REALIZED AND UNREALIZED GAIN	10,473,834

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,341,568

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(132,266)	$(14,281)
Net realized gain on investments and foreign currency transactions	2,004,729	427,058
Net change in unrealized appreciation on investments and foreign currency translations	8,469,105	15,279,736

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	10,341,568	15,692,513

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(2)
Class IB	—	(2,651)

	—	(2,653)

Distributions from net realized capital gains
Class IA	—	(33)
Class IB	—	(59,556)

	—	(59,589)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(62,242)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 7,101 and 0 shares, respectively ]	84,863	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3 shares, respectively ]	—	35
Capital shares repurchased [ (8) and 0 shares, respectively ]	(99)	—

Total Class IA transactions	84,764	35

Class IB
Capital shares sold [ 3,244,866 and 17,264,882 shares, respectively]	37,034,689	177,989,721
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,598 shares, respectively ]	—	62,207
Capital shares repurchased [ (2,419,965) and (2,134,682) shares, respectively ]	(27,524,670)	(22,248,019)

Total Class IB transactions	9,510,019	155,803,909

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,594,783	155,803,944

TOTAL INCREASE IN NET ASSETS	19,936,351	171,434,215
NET ASSETS:
Beginning of period	203,626,509	32,192,294

End of period (a)	$223,562,860	$203,626,509

(a) Includes accumulated net investment loss and overdistributed net investment income of	$(132,636)	$(370)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $1,432,241,978) (Securities on loan at market value $306,131,213)	$1,416,446,154
Cash	923
Receivable for forward commitments	16,519,110
Receivable for securities sold	16,437,936
Dividends, interest and other receivables	15,244,380
Receivable from Separate Accounts for Trust shares sold	2,548,775
Other assets	6,482

Total assets	1,467,203,760

LIABILITIES
Payable for securities purchased	249,268,451
Collateral held for loaned securities	205,047,518
Payable for forward commitments	31,630,672
Securities sold short (Proceeds received $3,063,187).	3,066,092
Payable to Separate Accounts for Trust shares redeemed	446,911
Investment management fees payable.	315,501
Administrative fees payable	80,857
Distribution fees payable - Class IB	22,635
Recoupment fees payable	3,982
Trustees’ fees payable	2,835
Accrued expenses.	77,361

Total liabilities.	489,962,815

NET ASSETS	$977,240,945

Net assets were comprised of:
Paid in capital	$1,011,201,920
Accumulated undistributed net investment income	21,652,005
Accumulated net realized loss	(39,814,251)
Unrealized depreciation on investments and securities sold short	(15,798,729)

Net assets	$977,240,945

Class IA
Net asset value, offering and redemption price per share, $865,577,176 / 66,128,438 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.09

Class IB
Net asset value, offering and redemption price per share, $111,663,769 / 8,537,213 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.08

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest (net of $28,532 foreign withholding tax)	$23,991,320
Securities lending (net)	141,000

Total income	24,132,320

EXPENSES
Investment management fees	1,833,059
Administrative fees	464,159
Distribution fees - Class IB	143,127
Printing and mailing expenses	63,881
Professional fees	31,950
Custodian fees	19,516
Trustees’ fees	7,854
Miscellaneous	16,421

Total expenses	2,579,967

NET INVESTMENT INCOME	21,552,353

REALIZED AND UNREALIZED LOSS
Net realized loss on securities	(18,203,674)

Change in unrealized depreciation on:
Securities	(17,280,212)
Securities sold short	(2,905)

Net change in unrealized depreciation	(17,283,117)

NET REALIZED AND UNREALIZED LOSS	(35,486,791)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,934,438)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$21,552,353	$32,226,040
Net realized loss on investments	(18,203,674)	(18,671,419)
Net change in unrealized appreciation (depreciation) on investments	(17,283,117)	3,832,471

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(13,934,438)	17,387,092

DIVIDENDS:
Dividends from net investment income
Class IA	—	(28,062,355)
Class IB	—	(4,067,398)

TOTAL DIVIDENDS	—	(32,129,753)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 15,837,081 and 17,403,164 shares, respectively ]	210,897,012	231,255,977
Capital shares issued in reinvestment of dividends [ 0 and 2,097,916 shares, respectively ]	—	28,062,355
Capital shares repurchased [ (1,959,732) and (6,928,504) shares, respectively ]	(26,115,875)	(90,590,697)

Total Class IA transactions	184,781,137	168,727,635

Class IB
Capital shares sold [ 2,846,330 and 5,783,736 shares, respectively ]	37,930,528	77,889,650
Capital shares issued in reinvestment of dividends [ 0 and 303,890 shares, respectively ]	—	4,067,398
Capital shares repurchased [ (2,451,776) and (2,275,447) shares, respectively ]	(32,722,772)	(30,767,559)

Total Class IB transactions	5,207,756	51,189,489

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	189,988,893	219,917,124

TOTAL INCREASE IN NET ASSETS	176,054,455	205,174,463
NET ASSETS:
Beginning of period	801,186,490	596,012,027

End of period (a)	$977,240,945	$801,186,490

(a) Includes accumulated undistributed net investment income of	$21,652,005	$99,652

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH & INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $250,934,162) (Securities on loan at market value $22,456,352)	$272,626,239
Receivable for securities sold	1,517,366
Dividends, interest and other receivables	389,241
Receivable from Separate Accounts for Trust shares sold	182,357
Other assets	2,427

Total assets	274,717,630

LIABILITIES
Collateral held for loaned securities	22,818,248
Payable for securities purchased	1,462,082
Payable to Separate Accounts for Trust shares redeemed	147,828
Investment management fees payable	121,646
Distribution fees payable - Class IB	36,279
Administrative fees payable	23,259
Trustees’ fees payable	876
Accrued expenses	68,684

Total liabilities	24,678,902

NET ASSETS	$250,038,728

Net assets were comprised of:
Paid in capital	$220,740,224
Accumulated undistributed net investment income	1,593,268
Accumulated undistributed net realized gain	6,013,159
Unrealized appreciation on investments	21,692,077

Net assets	$250,038,728

Class IA
Net asset value, offering and redemption price per share, $73,718,062 / 5,647,963 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.05

Class IB
Net asset value, offering and redemption price per share, $176,320,666 / 13,512,816 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.05

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,182 foreign withholding tax)	$2,453,627
Interest	183,748
Securities lending (net)	10,915

Total income	2,648,290

EXPENSES
Investment management fees	774,185
Distribution fees - Class IB	206,270
Administrative fees	134,933
Professional fees.	24,795
Printing and mailing expenses	17,047
Custodian fees	7,319
Trustees’ fees	2,103
Miscellaneous	1,969

Gross expenses	1,168,621
Less: Waiver from investment advisor	(68,735)
Fees paid indirectly	(18,944)

Net expenses	1,080,942

NET INVESTMENT INCOME	1,567,348

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	4,864,723
Net change in unrealized appreciation on securities	6,392,634

NET REALIZED AND UNREALIZED GAIN	11,257,357

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,824,705

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH & INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,567,348	$1,404,249
Net realized gain on investments	4,864,723	2,585,416
Net change in unrealized appreciation on investments	6,392,634	14,190,160

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	12,824,705	18,179,825

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(572,882)
Class IB	—	(809,039)

	—	(1,381,921)

Distributions from net realized capital gains
Class IA	—	(454,991)
Class IB	—	(953,585)

	—	(1,408,576)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(2,790,497)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 231,452 and 5,973,311 shares, respectively ]	2,917,099	72,041,766
Capital shares issued in reinvestment of dividends and distributions [ 0 and 83,173 shares, respectively ]	—	1,027,873
Capital shares repurchased [ (588,062) and (61,991) shares, respectively ]	(7,431,258)	(762,999)

Total Class IA transactions	(4,514,159)	72,306,640

Class IB
Capital shares sold [ 3,241,819 and 11,091,209 shares, respectively ]	40,861,366	128,740,411
Capital shares issued in reinvestment of dividends and distributions [ 0 and 142,571 shares, respectively ]	—	1,762,624
Capital shares repurchased [ (2,368,594) and (2,173,572) shares, respectively ]	(29,781,397)	(25,888,842)

Total Class IB transactions	11,079,969	104,614,193

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,565,810	176,920,833

TOTAL INCREASE IN NET ASSETS	19,390,515	192,310,161
NET ASSETS:
Beginning of period	230,648,213	38,338,052

End of period (a)	$250,038,728	$230,648,213

(a) Includes accumulated undistributed net investment income of	$1,593,268	$25,920

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $69,442,704) (Securities on loan at market value $3,865,464)	$77,812,190
Receivable from Separate Accounts for Trust shares sold	438,514
Dividends, interest and other receivables	72,540
Other assets	432

Total assets	78,323,676

LIABILITIES
Collateral held for loaned securities	3,961,213
Payable to Separate Accounts for Trust shares redeemed	168,812
Investment management fees payable	30,582
Distribution fees payable - Class IB	14,997
Administrative fees payable	8,532
Trustees’ fees payable	137
Accrued expenses	90,575

Total liabilities	4,274,848

NET ASSETS	$74,048,828

Net assets were comprised of:
Paid in capital	$64,154,545
Accumulated undistributed net investment income	277,799
Accumulated undistributed net realized gain	1,246,998
Unrealized appreciation on investments	8,369,486

Net assets	$74,048,828

Class IA
Net asset value, offering and redemption price per share, $284,922 / 22,318 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.77

Class IB
Net asset value, offering and redemption price per share, $73,763,906 / 5,780,055 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.76

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)
INVESTMENT INCOME
Dividends (net of $494 foreign withholding tax)	$526,817
Interest	69,647
Securities lending (net)	2,453

Total income	598,917

EXPENSES
Investment management fees	211,008
Distribution fees - Class IB	80,976
Administrative fees	47,599
Professional fees	22,582
Custodian fees	4,879
Printing and mailing expenses	4,562
Trustees’ fees	558
Miscellaneous	1,203

Gross expenses	373,367
Less: Waiver from investment advisor	(48,794)
Fees paid indirectly	(2,170)

Net expenses	322,403

NET INVESTMENT INCOME	276,514

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	915,727
Net change in unrealized appreciation on securities	3,376,474

NET REALIZED AND UNREALIZED GAIN	4,292,201

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,568,715

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$276,514	$425,156
Net realized gain on investments	915,727	549,987
Net change in unrealized appreciation on investments	3,376,474	4,366,529

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,568,715	5,341,672

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,186)
Class IB	—	(422,665)

	—	(423,851)

Distributions from net realized capital gains
Class IA	—	(715)
Class IB	—	(310,473)

	—	(311,188)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(735,039)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 12,388 and 0 shares, respectively ]	159,272	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 162 shares, respectively ]	—	1,901
Capital shares repurchased [ (291) and 0 shares, respectively ]	(3,768)	—

Total Class IA transactions	155,504	1,901

Class IB
Capital shares sold [ 1,646,302 and 3,106,963 shares, respectively ].	20,400,305	34,953,547
Capital shares issued in reinvestment of dividends and distributions [ 0 and 62,482 shares, respectively ]	—	733,138
Capital shares repurchased [ (801,979) and (759,767) shares, respectively ]	(9,887,443)	(8,606,072)

Total Class IB transactions	10,512,862	27,080,613

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	10,668,366	27,082,514

TOTAL INCREASE IN NET ASSETS	15,237,081	31,689,147
NET ASSETS:
Beginning of period	58,811,747	27,122,600

End of period (a)	$74,048,828	$58,811,747

(a) Includes accumulated undistributed net investment income of	$277,799	$1,285

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $407,754,049) (Securities on loan at market value $77,836,375)	$457,655,478
Repurchase Agreement (Amortized cost $63,365,427)	63,365,427
Cash	90,489
Receivable for securities sold	1,283,412
Receivable from Separate Accounts for Trust shares sold	906,922
Dividends, interest and other receivables	699,390
Other assets	2,652

Total assets	524,003,770

LIABILITIES
Collateral held for loaned securities	79,435,105
Payable for securities purchased	12,423,754
Payable to Separate Accounts for Trustshares redeemed	290,812
Investment management fees payable	228,018
Distribution fees payable - Class IB	70,855
Administrative fees payable	37,598
Trustees’ fees payable	1,270
Accrued expenses	71,933

Total liabilities	92,559,345

NET ASSETS	$431,444,425

Net assets were comprised of:
Paid in capital	$366,049,190
Accumulated undistributed net investment income	1,209,612
Accumulated undistributed net realized gain	14,284,194
Unrealized appreciation on investments	49,901,429

Net assets	$431,444,425

Class IA
Net asset value, offering and redemption price per share, $79,062,653 / 5,691,015 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.89

Class IB
Net asset value, offering and redemption price per share, $352,381,772 / 25,375,337 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.89

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)
INVESTMENT INCOME
Dividends (net of $460 foreign withholding tax)	$2,534,061
Interest	467,368
Securities lending (net)	21,619

Total income	3,023,048

EXPENSES
Investment management fees	1,280,582
Distribution fees - Class IB	361,699
Administrative fees	199,277
Professional fees.	26,078
Printing and mailing expenses	25,746
Custodian fees	9,758
Trustees’ fees	3,156
Miscellaneous	3,440

Gross expenses	1,909,736
Less: Waiver from investment advisor	(83,485)
Fees paid indirectly	(9,467)

Net expenses	1,816,784

NET INVESTMENT INCOME	1,206,264

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	12,024,318
Net change in unrealized appreciation on securities	24,542,816

NET REALIZED AND UNREALIZED GAIN	36,567,134

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,773,398

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,206,264	$1,376,517
Net realized gain on investments	12,024,318	4,313,979
Net change in unrealized appreciation on investments	24,542,816	22,965,932

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	37,773,398	28,656,428

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(474,927)
Class IB	—	(900,835)

	—	(1,375,762)

Distributions from net realized capital gains
Class IA	—	(489,609)
Class IB	—	(2,733,598)

	—	(3,223,207)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(4,598,969)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 420,152 and 6,191,468 shares, respectively ]	5,715,673	74,735,461
Capital shares issued in reinvestment of dividends and distributions [ 0 and 77,436 shares, respectively ]	—	964,536
Capital shares repurchased [ (838,391) and (169,740) shares, respectively ]	(11,112,513)	(2,122,066)

Total Class IA transactions	(5,396,840)	73,577,931

Class IB
Capital shares sold [ 7,883,059 and 11,511,295 shares, respectively ]	106,255,738	133,428,545
Capital shares issued in reinvestment of dividends and distributions [ 0 and 303,944 shares, respectively ]	—	3,634,433
Capital shares repurchased [ (2,155,829) and (3,103,326) shares, respectively ]	(28,698,127)	(36,738,233)

Total Class IB transactions	77,557,611	100,324,745

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	72,160,771	173,902,676

TOTAL INCREASE IN NET ASSETS	109,934,169	197,960,135
NET ASSETS:
Beginning of period	321,510,256	123,550,121

End of period (a)	$431,444,425	$321,510,256

(a) Includes accumulated undistributed net investment income of	$1,209,612	$3,348

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $3,540,029,288) (Securities on loan at market value $330,886,742)	$4,208,481,653
Receivable for securities sold	15,390,830
Receivable from Separate Accounts for Trust shares sold	2,752,714
Dividends, interest and other receivables	2,611,997
Other assets	113,011

Total assets	4,229,350,205

LIABILITIES
Overdraft payable	4,147,180
Overdraft payable of foreign cash	50,034
Collateral held for loaned securities	329,135,319
Payable for securities purchased	20,168,403
Payable to Separate Accounts for Trust shares redeemed	5,886,189
Investment management fees payable	2,496,834
Distribution fees payable - Class IB	489,114
Administrative fees payable	327,561
Trustees’ fees payable	19,972

Total liabilities	362,720,606

NET ASSETS	$3,866,629,599

Net assets were comprised of:
Paid in capital	$3,017,767,957
Accumulated undistributed net investment income	2,069,526
Accumulated undistributed net realized gain	178,339,377
Unrealized appreciation on investments and foreign currency translations	668,452,739

Net assets	$3,866,629,599

Class IA
Net asset value, offering and redemption price per share, $1,499,334,262 / 86,304,565 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.37

Class IB
Net asset value, offering and redemption price per share, $2,367,295,337 / 137,441,255 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.22

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)
INVESTMENT INCOME
Dividends (net of $545,420 foreignwithholding tax)	$17,412,423
Interest	4,476,423
Securities lending (net)	112,098

Total income	22,000,944

EXPENSES
Investment management fees	16,337,040
Distribution fees - Class IB	2,896,951
Administrative fees	1,950,348
Printing and mailing expenses	273,655
Professional fees	61,916
Trustees’ fees	33,832
Custodian fees	12,198
Miscellaneous	56,613

Gross expenses	21,622,553
Less: Waiver from investment advisor	(1,441,460)
Fees paid indirectly	(39,392)

Net expenses	20,141,701

NET INVESTMENT INCOME	1,859,243

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	204,068,509
Foreign currency transactions.	854

Net realized gain	204,069,363

Change in unrealized appreciation (depreciation) on:
Securities	(106,497,211)
Foreign currency translations	255

Net change in unrealized depreciation	(106,496,956)

NET REALIZED AND UNREALIZED GAIN	97,572,407

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$99,431,650

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,859,243	$9,342,535
Net realized gain on investments and foreign currency transactions	204,069,363	41,764,072
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(106,496,956)	250,422,100

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	99,431,650	301,528,707

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(5,592,017)
Class IB	—	(3,526,238)

	—	(9,118,255)

Distributions from net realized capital gains
Class IA	—	(28,446,540)
Class IB	—	(49,325,021)

	—	(77,771,561)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(86,889,816)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 15,201,001 and 27,531,116 shares, respectively ]	262,699,089	442,778,986
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,091,860 shares, respectively ]	—	34,038,557
Capital shares repurchased [ (12,082,832) and (10,432,350) shares, respectively ]	(209,061,332)	(168,772,985)

Total Class IA transactions	53,637,757	308,044,558

Class IB
Capital shares sold [ 12,151,169 and 29,910,758 shares, respectively ]	208,316,928	480,244,837
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,293,526 shares, respectively ]	—	52,851,259
Capital shares repurchased [ (8,825,632) and (11,423,499) shares, respectively ]	(151,181,628)	(182,973,902)

Total Class IB transactions	57,135,300	350,122,194

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	110,773,057	658,166,752

TOTAL INCREASE IN NET ASSETS	210,204,707	872,805,643
NET ASSETS:
Beginning of period	3,656,424,892	2,783,619,249

End of period (a)	$3,866,629,599	$3,656,424,892

(a) Includes accumulated undistributed net investment income of	$2,069,526	$210,283

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Amortized Cost $1,886,383,586)	$1,886,383,586
Dividends, interest and other receivables	1,615,674
Other assets	7,869

Total assets	1,888,007,129

LIABILITIES
Overdraft payable	437
Investment management fees payable	516,910
Distribution fees payable - Class IB	214,757
Administrative fees payable	163,031
Trustees’ fees payable	46,685
Accrued expenses	1,577,098

Total liabilities	2,518,918

NET ASSETS	$1,885,488,211

Net assets were comprised of:
Paid in capital	$1,885,584,937
Accumulated undistributed net investment income	48
Accumulated net realized loss	(96,774)

Net assets	$1,885,488,211

Class IA
Net asset value, offering and redemption price per share, $819,767,578 / 819,740,743 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.000

Class IB
Net asset value, offering and redemption price per share, $1,065,720,633 / 1,065,540,150 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.000

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)
INVESTMENT INCOME
Interest	$49,351,123

EXPENSES
Investment management fees	3,012,289
Distribution fees - Class IB	1,214,989
Administrative fees	945,315
Printing and mailing expenses	132,403
Custodian fees	53,671
Professional fees	41,156
Trustees’ fees	16,320
Miscellaneous	11,711

Total expenses	5,427,854

NET INVESTMENT INCOME	43,923,269

REALIZED LOSS
Net realized loss on securities	(36)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,923,233

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$43,923,269	$74,972,643
Net realized gain (loss) on investments	(36)	992

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	43,923,233	74,973,635

DIVIDENDS:
Dividends from net investment income
Class IA	(21,372,419)	(36,657,208)
Class IB	(22,550,850)	(38,315,386)

TOTAL DIVIDENDS	(43,923,269)	(74,972,594)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 290,543,482 and 561,518,878 shares, respectively ]	290,552,890	561,528,030
Capital shares issued in reinvestment of dividends [ 21,372,420 and 36,657,208 shares, respectively ]	21,372,419	36,657,208
Capital shares repurchased [ (323,842,416) and (504,031,932) shares, respectively ]	(323,853,121)	(504,025,639)

Total Class IA transactions	(11,927,812)	94,159,599

Class IB
Capital shares sold [ 776,301,570 and 1,195,884,647 shares, respectively ]	776,434,507	1,195,895,301
Capital shares issued in reinvestment of dividends [ 22,550,850 and 38,315,389 shares, respectively ]	22,550,850	38,315,386
Capital shares repurchased [ (651,306,347) and (1,089,389,796) shares, respectively ]	(651,417,914)	(1,089,241,864)

Total Class IB transactions	147,567,443	144,968,823

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	135,639,631	239,128,422

TOTAL INCREASE IN NET ASSETS	135,639,595	239,129,463
NET ASSETS:
Beginning of period	1,749,848,616	1,510,719,153

End of period (a)	$1,885,488,211	$1,749,848,616

(a) Includes accumulated undistributed net investment income of	$48	$48

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $239,942,170) (Securities on loan at market value $13,078,470)	$284,892,485
Cash	4,192
Receivable for securities sold	3,443,994
Dividends, interest and other receivables	280,893
Receivable from Separate Accounts for Trust shares sold	189,383
Other assets	2,016

Total assets	288,812,963

LIABILITIES
Collateral held for securities loaned	13,395,750
Payable for securities purchased	2,476,975
Payable to Separate Accounts for Trust shares redeemed	212,704
Investment management fees payable	175,423
Distribution fees payable - Class IB	54,461
Administrative fees payable	25,215
Trustees’ fees payable	1,417
Accrued expenses	64,882

Total liabilities	16,406,827

NET ASSETS	$272,406,136

Net assets were comprised of:
Paid in capital	$359,689,982
Accumulated undistributed net investment income	127,327
Accumulated net realized loss	(132,361,488)
Unrealized appreciation on investments	44,950,315

Net assets	$272,406,136

Class IA
Net asset value, offering and redemption price per share, $9,493,980 / 1,626,291 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.84

Class IB
Net asset value, offering and redemption price per share, $262,912,156 / 44,989,657 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.84

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)
INVESTMENT INCOME
Dividends	$1,575,307
Interest	82,624
Securities lending (net)	7,862

Total income	1,665,793

EXPENSES
Investment management fees	1,025,653
Distribution fees - Class IB	329,869
Administrative fees	152,722
Professional fees	24,022
Printing and mailing expenses	19,673
Custodian fees	7,319
Trustees’ fees	2,438
Miscellaneous	4,208

Gross expenses	1,565,904
Less: Waiver from investment advisor	(4,142)
Fees paid indirectly	(24,031)

Net expenses	1,537,731

NET INVESTMENT INCOME	128,062

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	15,753,126
Net change in unrealized appreciation on securities	3,206,348

NET REALIZED AND UNREALIZED GAIN	18,959,474

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,087,536

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$128,062	$561,483
Net realized gain on investments	15,753,126	16,885,954
Net change in unrealized appreciation on investments	3,206,348	4,671,874

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	19,087,536	22,119,311

DIVIDENDS:
Dividends from net investment income
Class IA	—	(44,523)
Class IB	—	(521,271)

TOTAL DIVIDENDS	—	(565,794)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 150,290 and 400,244 shares, respectively ]	836,618	2,083,820
Capital shares issued in reinvestment of dividends [ 0 and 8,109 shares, respectively ]	—	44,523
Capital shares repurchased [ (371,310) and (899,209) shares, respectively ]	(2,060,533)	(4,640,003)

Total Class IA transactions	(1,223,915)	(2,511,660)

Class IB
Capital shares sold [ 1,653,984 and 3,575,748 shares, respectively ]	9,277,573	18,455,580
Capital shares issued in reinvestment of dividends [ 0 and 94,767 shares, respectively ]	—	521,271
Capital shares repurchased [ (6,952,394) and (13,845,997) shares, respectively ]	(38,847,516)	(71,556,929)

Total Class IB transactions	(29,569,943)	(52,580,078)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(30,793,858)	(55,091,738)

TOTAL DECREASE IN NET ASSETS	(11,706,322)	(33,538,221)
NET ASSETS:
Beginning of period	284,112,458	317,650,679

End of period (a)	$272,406,136	$284,112,458

(a) Includes accumulated undistributed (overdistributed) net investment income of	$127,327	$(735)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $390,607,256) (Securities on loan at market value $47,425,950)	$410,988,514
Repurchase Agreement (Amortized Cost $48,623,304)	48,623,304
Cash	1,887,390
Foreign cash (Cost $2,295,300)	2,321,048
Receivable from Separate Accounts for Trust shares sold	4,018,203
Receivable for securities sold	472,843
Dividends, interest and other receivables	385,481
Unrealized appreciation of forward foreign currency contracts	60,380
Other assets	59,440

Total assets	468,816,603

LIABILITIES
Collateral held for loaned securities	48,623,304
Payable for securities purchased	10,972,962
Unrealized depreciation of forward foreign currency contracts	598,175
Investment management fees payable	273,437
Distribution fees payable - Class IB	71,106
Administrative fees payable	33,136
Payable to Separate Accounts for Trust shares redeemed	4,961
Trustees’ fees payable	466

Total liabilities	60,577,547

NET ASSETS	$408,239,056

Net assets were comprised of:
Paid in capital	$384,877,912
Accumulated undistributed net investment income	1,767,564
Accumulated undistributed net realized gain	1,733,346
Unrealized appreciation on investments, options written and foreign currency translations	19,860,234

Net assets	$408,239,056

Class IA
Net asset value, offering and redemption price per share, $43,840,964 / 3,764,388 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.65

Class IB
Net asset value, offering and redemption price per share, $364,398,092 / 31,327,740 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.63

STATEMENT OF OPERATIONS For Six Months Ended June 30, 2007 (Unaudited)
INVESTMENT INCOME
Dividends (net of $252,538 foreign withholding tax)	$2,986,372
Interest	707,652
Securities lending (net)	58,340

Total income	3,752,364

EXPENSES
Investment management fees	1,082,254
Distribution fees - Class IB	283,864
Administrative fees	136,087
Professional fees	23,664
Printing and mailing expenses	15,838
Custodian fees	9,758
Trustees’ fees	1,675
Miscellaneous	7,000

Gross expenses	1,560,140
Less: Waiver from investment advisor	(12,982)

Net expenses	1,547,158

NET INVESTMENT INCOME	2,205,206

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	2,178,066
Foreign currency transactions	(482,659)

Net realized gain	1,695,407

Change in unrealized appreciation (depreciation) on:
Securities	15,351,691
Options written	(558)
Foreign currency translations	(510,678)

Net change in unrealized appreciation	14,840,455

NET REALIZED AND UNREALIZED GAIN	16,535,862

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,741,068

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	September 15,2006* to December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,205,206	$135,131
Net realized gain (loss) on investments and foreign currency transactions	1,695,407	(451,918)
Net change in unrealized appreciation on investments and foreign currency translations	14,840,455	5,019,779

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	18,741,068	4,702,992

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(15,500)
Class IB	—	(62,864)

	—	(78,364)

Distributions from net realized capital gains
Class IA	—	(3,500)
Class IB	—	(28,951)

	—	(32,451)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(110,815)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,761,836 and 3,240 shares, respectively ]	32,114,648	34,785
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,770 shares, respectively]	—	19,000
Capital shares repurchased [ (2,457) and (1) shares, respectively ]	(27,096)	(10)

Total Class IA transactions	32,087,552	53,775

Class IB
Capital shares sold [ 23,369,918 and 8,339,509 shares, respectively ]	261,606,748	86,467,301
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,551shares, respectively ]	—	91,815
Capital shares repurchased [ (1,308,232) and (82,006) shares, respectively ]	(14,540,043)	(861,337)

Total Class IB transactions	247,066,705	85,697,779

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	279,154,257	85,751,554

TOTAL INCREASE IN NET ASSETS	297,895,325	90,343,731
NET ASSETS:
Beginning of period	110,343,731	20,000,000

End of period (a)	$408,239,056	$110,343,731

(a) Includes accumulated undistributed (overdistributed) net investment income of	$1,767,564	$(437,642)

* The Portfolio commenced operations on September 15, 2006.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $87,287,181) (Securities on loan at market value $8,236,879)	$92,394,987
Cash	16,505
Foreign cash (Cost $117,929)	118,196
Receivable from Separate Accounts for Trust shares sold	346,268
Dividends, interest and other receivables	137,318
Receivable for securities sold	31,221
Other assets	117,822

Total assets	93,162,317

LIABILITIES
Collateral held for loaned securities	8,487,154
Payable for securities purchased	2,620,931
Investment management fees payable	54,300
Distribution fees payable	14,746
Administrative fees payable	8,871
Payable to Separate Accounts for Trust shares redeemed	6,962
Trustees’ fees payable	103

Total liabilities	11,193,067

NET ASSETS	$81,969,250

Net assets were comprised of:
Paid in capital	$75,940,852
Accumulated undistributed net investment income	340,131
Accumulated undistributed net realized gain	585,087
Unrealized appreciation on investments and foreign currency translations	5,103,180

Net assets	$81,969,250

Class IA
Net asset value, offering and redemption price per share, $5,620,094 / 470,774 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.94

Class IB
Net asset value, offering and redemption price per share, $76,349,156 / 6,405,737 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.92

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$632,482
Interest	49,831
Securities lending (net)	17,789

Total income	700,102

EXPENSES
Investment management fees	254,721
Distribution fees - Class IB	60,952
Administrative fees	41,903
Professional fees	21,466
Custodian fees	4,880
Printing and mailing expenses	3,600
Trustees’ fees	381
Miscellaneous	4,185

Gross expenses	392,088
Less: Waiver from investment advisor	(36,029)

Net expenses	356,059

NET INVESTMENT INCOME	344,043

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	564,816
Foreign currency transactions	(11,198)

Net realized gain	553,618

Change in unrealized appreciation (depreciation) on:
Securities	3,674,820
Foreign currency translations	(3,849)

Net change in unrealized appreciation	3,670,971

NET REALIZED AND UNREALIZED GAIN	4,224,589

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,568,632

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	August 31, 2006* to December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$344,043	$9,426
Net realized gain on investments and foreign currency transactions	553,618	18,760
Net change in unrealized appreciation on investments and foreign currency translations	3,670,971	1,432,209

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,568,632	1,460,395

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(2,084)

Distributions from net realized capital gains
Class IA	—	(561)
Class IB	—	(3,085)

	—	(3,646)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(5,730)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 75,240 and 751 shares, respectively ]	860,282	8,195
Capital shares issued in reinvestment of dividends and distributions [ 0 and 241 shares, respectively ].	—	2,645
Capital shares repurchased [ (5,458) and 0 shares, respectively ]	(62,129)	—

Total Class IA transactions	798,153	10,840

Class IB
Capital shares sold [ 4,574,795 and 2,111,790 shares, respectively ]	52,227,737	22,540,853
Capital shares issued in reinvestment of distributions [ 0 and 280 shares, respectively ]	—	3,085
Capital shares repurchased [ (601,073) and (80,055) shares, respectively ]	(6,775,322)	(859,393)

Total Class IB transactions	45,452,415	21,684,545

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	46,250,568	21,695,385

TOTAL INCREASE IN NET ASSETS	50,819,200	23,150,050
NET ASSETS:
Beginning of period	31,150,050	8,000,000

End of period (a)	$81,969,250	$31,150,050

(a) Includes accumulated undistributed (overdistributed) net investment income of	$340,131	$(3,912)

* The Portfolio commenced operations on August 31, 2006.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $40,691,590) (Securities on loan at market value $1,956,984)	$42,514,727
Cash	170
Receivable for securities sold	1,202,891
Receivable from Separate Accounts for Trust shares sold	122,430
Dividends, interest and other receivables	49,205

Total assets	43,889,423

LIABILITIES
Collateral held for loaned securities	1,994,656
Payable for securities purchased	2,082,781
Payable to Separate Accounts for Trust shares redeemed	29,237
Investment management fees payable	20,740
Distribution fees payable - Class IB	6,378
Administrative fees payable	5,525
Trustees’ fees payable	68
Accrued expenses	19,878

Total liabilities	4,159,263

NET ASSETS	$39,730,160

Net assets were comprised of:
Paid in capital	$36,853,193
Accumulated undistributed net investment income	106,258
Accumulated undistributed net realized gain	947,558
Unrealized appreciation on investments and foreign currency translations	1,823,151

Net assets	$39,730,160

Class IA
Net asset value, offering and redemption price per share, $5,839,939 / 503,776 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.59

Class IB
Net asset value, offering and redemption price per share, $33,890,221 / 2,927,170 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.58

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$264,333
Interest	16,858
Securities lending (net)	864

Total income	282,055

EXPENSES
Investment management fees	120,243
Administrative fees	29,135
Distribution fees - Class IB	28,365
Professional fees	21,171
Custodian fees	5,856
Printing and mailing expenses	2,009
Trustees’ fees	215
Miscellaneous	3,016

Gross expenses	210,010
Less: Waiver from investment advisor	(33,044)

Net expenses	176,966

NET INVESTMENT INCOME	105,089

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	851,080
Foreign currency transactions	(11)

Net realized gain	851,069

Change in unrealized appreciation on:
Securities	951,287
Foreign currency translations	14

Net change in unrealized appreciation	951,301

NET REALIZED AND UNREALIZED GAIN	1,802,370

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,907,459

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	August 31, 2006* to December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$105,089	$35,189
Net realized gain on investments and foreign currency transactions	851,069	181,054
Net change in unrealized appreciation on investments and foreign currency translations	951,301	871,850

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,907,459	1,088,093

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(14,850)
Class IB	—	(23,128)

	—	(37,978)

Distributions from net realized capital gains
Class IA	—	(26,000)
Class IB	—	(58,954)

	—	(84,954)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(122,932)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,776 shares, respectively ]	—	40,850

Class IB
Capital shares sold [ 1,879,300 and 791,057 shares, respectively ]	21,174,573	8,389,144
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,586 shares, respectively ]	—	82,082
Capital shares repurchased [ (220,191) and (30,582) shares, respectively ]	(2,501,688)	(327,421)

Total Class IB transactions	18,672,885	8,143,805

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	18,672,885	8,184,655

TOTAL INCREASE IN NET ASSETS	20,580,344	9,149,816
NET ASSETS:
Beginning of period	19,149,816	10,000,000

End of period (a)	$39,730,160	$19,149,816

(a) Includes accumulated undistributed net investment income of	$106,258	$1,169

* The Portfolio commenced operations on August 31, 2006.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $58,759,544) (Securities on loan at market value $19,399,645)	$62,108,446
Repurchase Agreement (Amortized Cost $19,844,409)	19,844,409
Cash	865,780
Foreign cash (Cost $4,577)	4,596
Receivable for securities sold	242,020
Receivable from Separate Accounts for Trust shares sold	191,247
Dividends, interest and other receivables	54,803

Total assets	83,311,301

LIABILITIES
Collateral held for loaned securities	19,844,409
Payable for securities purchased	536,006
Payable to Separate Accounts for Trust shares redeemed	64,116
Investment management fees payable	15,800
Distribution fees payable - Class IB	11,138
Administrative fees payable	7,492
Trustees’ fees payable	97
Accrued expenses	151

Total liabilities	20,479,209

NET ASSETS	$62,832,092

Net assets were comprised of:
Paid in capital	$58,366,418
Accumulated undistributed net investment income	116,954
Accumulated undistributed net realized gain	999,906
Unrealized appreciation on investments and foreign currency translations	3,348,814

Net assets	$62,832,092

Class IA
Net asset value, offering and redemption price per share, $6,438,359 / 538,928 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.95

Class IB
Net asset value, offering and redemption price per share, $56,393,733 / 4,726,647 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.93

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $207 foreign withholding tax)	$344,023
Interest	33,564
Securities lending (net)	6,219

Total income	383,806

EXPENSES
Investment management fees	191,435
Distribution fees - Class IB	45,718
Administrative fees	36,317
Custodian fees	28,855
Professional fees	21,343
Printing and mailing expenses	2,939
Trustees’ fees	312
Miscellaneous	3,071

Gross expenses	329,990
Less: Waiver from investment advisor	(60,813)

Net expenses	269,177

NET INVESTMENT INCOME	114,629

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	896,433
Foreign currency transactions	205

Net realized gain	896,638

Change in unrealized appreciation (depreciation) on:
Securities	2,378,868
Foreign currency translations	(88)

Net change in unrealized appreciation	2,378,780

NET REALIZED AND UNREALIZED GAIN	3,275,418

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,390,047

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Month Ended June 30, 2007 (Unaudited)	August 31, 2006* to December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$114,629	$14,912
Net realized gain on investments and foreign currency transactions	896,638	157,408
Net change in unrealized appreciation on investments and foreign currency translations	2,378,780	970,034

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,390,047	1,142,354

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(7,955)
Class IB	—	(9,388)

	—	(17,343)

Distributions from net realized capital gains
Class IA	—	(14,208)
Class IB	—	(39,793)

	—	(54,001)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(71,344)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 34,022 and 3,139 shares, respectively ]	390,554	33,948
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,043 shares, respectively ]	—	22,163
Capital shares repurchased [ (276) and 0 shares, respectively ]	(3,183)	—

Total Class IA transactions	387,371	56,111

Class IB
Capital shares sold [ 3,479,787 and 1,111,676 shares, respectively ]	40,202,663	11,917,225
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,533 shares, respectively ]	—	49,181
Capital shares repurchased [ (313,513) and (55,836) shares, respectively ]	(3,644,167)	(597,349)

Total Class IB transactions	36,558,496	11,369,057

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	36,945,867	11,425,168

TOTAL INCREASE IN NET ASSETS	40,335,914	12,496,178
NET ASSETS:
Beginning of period	22,496,178	10,000,000

End of period (a)	$62,832,092	$22,496,178

(a) Includes accumulated undistributed net investment income of	$116,954	$2,325

* The Portfolio commenced operations on August 31, 2006.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $1,369,205,413) (Securities on loan at market value $26,400,819)	$1,372,854,165
Cash	52,857
Foreign cash (Cost $1,781,455)	1,790,043
Foreign Cash Held as Collateral at Broker	834,361
Receivable from Separate Accounts for Trust shares sold	22,040,694
Dividends, interest and other receivables	2,389,395
Receivable for securities sold	202,728
Unrealized appreciation of forward foreign currency contracts	13,744
Other assets	2,514

Total assets	1,400,180,501

LIABILITIES
Payable for securities purchased	657,548,951
Payable for forward commitments	46,064,141
Collateral held for loaned securities	21,902,387
Variation margin payable on futures contracts	609,729
Investment management fees payable	214,921
Payable to Separate Accounts for Trust shares redeemed	174,621
Unrealized depreciation of forward foreign currency contracts	94,614
Distribution fees payable - Class IB	85,319
Options written, at value (Premiums received $56,573)	77,063
Administrative fees payable	46,533
Trustees’ fees payable	1,046
Accrued expenses	68,015

Total liabilities	726,887,340

NET ASSETS	$673,293,161

Net assets were comprised of:
Paid in capital	$684,631,959
Accumulated undistributed net investment income	11,001,434
Accumulated net realized loss	(25,084,746)
Unrealized appreciation on investments, options written, futures and foreign currency translations	2,744,514

Net assets	$673,293,161

Class IA
Net asset value, offering and redemption price per share, $246,439,876 / 24,827,657 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.93

Class IB
Net asset value, offering and redemption price per share, $426,853,285 / 43,024,500 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.92

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$11,224,104
Dividends	1,500
Securities lending (net)	1,018

Total income	11,226,622

EXPENSES
Investment management fees	1,170,576
Distribution fees - Class IB	492,002
Administrative fees	229,408
Custodian fees	48,791
Printing and mailing expenses	29,560
Professional fees	25,899
Trustees’ fees	3,618
Miscellaneous	17,302

Gross expenses	2,017,156
Less: Waiver from investment advisor	(141,591)

Net expenses	1,875,565

NET INVESTMENT INCOME	9,351,057

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(16,101,312)
Forward volatility agreements	(62,472)
Options written	(353,804)
Futures	494,551
Foreign currency transactions	(1,306,010)

Net realized loss	(17,329,047)

Change in unrealized appreciation (depreciation) on:
Securities	13,771,186
Forward volatility agreements	74,037
Options written	(66,461)
Futures	(1,209,938)
Foreign currency translations	1,848,195

Net change in unrealized appreciation	14,417,019

NET REALIZED AND UNREALIZED LOSS	(2,912,028)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,439,029

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,351,057	$12,902,961
Net realized loss on investments and foreign currency transactions	(17,329,047)	(1,791,718)
Net change in unrealized appreciation (depreciation) on investments, forward volatility agreements. options written, futures, and foreign currency translations	14,417,019	(10,747,493)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	6,439,029	363,750

DIVIDENDS AND DISTRIBUTIONS:
Class IB
Dividends from net investment income	—	(13,099,503)
Distributions from net realized capital gains	—	(1,509,127)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(14,608,630)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 24,962,352 and 0 shares, respectively ]	247,294,873	—
Capital shares repurchased [ (134,695) and 0 shares, respectively ]	(1,337,055)	—

Total Class IA transactions	245,957,818	—

Class IB
Capital shares sold [ 9,774,658 and 22,728,347 shares, respectively ]	97,108,722	230,335,737
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,483,108 shares, respectively ]	—	14,608,630
Capital shares repurchased [ (5,231,972) and (7,208,398) shares, respectively ]	(51,716,741)	(73,067,662)

Total Class IB transactions	45,391,981	171,876,705

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	291,349,799	171,876,705

TOTAL INCREASE IN NET ASSETS	297,788,828	157,631,825
NET ASSETS:
Beginning of period	375,504,333	217,872,508

End of period (a)	$673,293,161	$375,504,333

(a) Includes accumulated undistributed net investment income of	$11,001,434	$1,650,377

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $2,352,764,040) (Securities on loan at market value $466,268,731)	$2,343,486,774
Dividends, interest and other receivables	13,222,441
Receivable from Separate Accounts for Trust shares sold	2,712,772
Receivable for securities sold	566,425
Other assets	10,232

Total assets	2,359,998,644

LIABILITIES
Collateral held for loaned securities	352,842,263
Payable for forward commitments	27,278,547
Payable for securities purchased	19,378,360
Investment management fees payable	686,666
Payable to Separate Accounts for Trust shares redeemed	318,454
Recoupment fees payable	224,816
Administrative fees payable	163,852
Distribution fees payable - Class IB	19,397
Trustees’ fees payable	4,825
Accrued expenses	19,206

Total liabilities	400,936,386

NET ASSETS	$1,959,062,258

Net assets were comprised of:
Paid in capital	$1,932,150,136
Accumulated undistributed net investment income	44,187,716
Accumulated net realized loss	(7,998,328)
Unrealized depreciation on investments	(9,277,266)

Net assets	$1,959,062,258

Class IA
Net asset value, offering and redemption price per share, $1,862,233,480 / 183,210,978 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.16

Class IB
Net asset value, offering and redemption price per share, $96,828,778 / 9,532,393 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.16

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$49,952,713
Securities lending (net)	257,890

Total income	50,210,603

EXPENSES
Investment management fees	4,215,445
Administrative fees	1,006,861
Recoupment fees	433,863
Printing and mailing expenses	142,513
Distribution fees - Class IB	108,504
Professional fees	42,743
Custodian fees	24,396
Trustees’ fees	17,601
Miscellaneous	28,252

Total expenses	6,020,178

NET INVESTMENT INCOME	44,190,425

REALIZED AND UNREALIZED LOSS
Net realized loss on securities	(2,479,288)
Net change in unrealized depreciation on securities	(6,166,547)

NET REALIZED AND UNREALIZED LOSS	(8,645,835)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,544,590

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$44,190,425	$66,866,372
Net realized loss on investments	(2,479,288)	(4,444,005)
Net change in unrealized appreciation (depreciation) on investments	(6,166,547)	5,405,009

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	35,544,590	67,827,376

DIVIDENDS:
Dividends from net investment income
Class IA	—	(64,459,734)
Class IB	—	(2,855,085)

TOTAL DIVIDENDS	—	(67,314,819)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 30,493,343 and 63,049,550 shares, respectively ]	307,464,288	635,461,079
Capital shares issued in reinvestment of dividends [ 0 and 6,457,969 shares, respectively ]	—	64,459,734
Capital shares repurchased [ (25,737,088) and (13,776,368) shares, respectively ]	(260,637,990)	(138,806,261)

Total Class IA transactions	46,826,298	561,114,552

Class IB
Capital shares sold [ 2,994,822 and 10,836,453 shares, respectively ]	30,260,342	109,133,068
Capital shares issued in reinvestment of dividends [ 0 and 285,842 shares, respectively ]	—	2,855,085
Capital shares repurchased [ (2,007,436) and (6,228,601) shares, respectively ]	(20,234,147)	(63,200,676)

Total Class IB transactions	10,026,195	48,787,477

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	56,852,493	609,902,029

TOTAL INCREASE IN NET ASSETS	92,397,083	610,414,586
NET ASSETS:
Beginning of period	1,866,665,175	1,256,250,589

End of period (a)	$1,959,062,258	$1,866,665,175

(a) Includes accumulated undistributed (overdistributed) net investment income of	$44,187,716	$(2,709)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $ 1,298,146,601) (Securities on loan at market value $ 330,024,064)	$1,466,221,472
Cash	6,093,782
Receivable for securities sold	2,236,289
Dividends, interest and other receivables	1,281,476
Receivable from Separate Accounts for Trust shares sold	431,192
Other assets	6,311

Total assets	1,476,270,522

LIABILITIES
Collateral held for loaned securities	339,596,206
Payable to Separate Accounts for Trust shares redeemed	8,249,253
Payable for securities purchased	888,497
Investment management fees payable	244,509
Distribution fees payable - Class IB	155,787
Administrative fees payable	101,050
Trustees’ fees payable	6,411
Accrued expenses	86,321

Total liabilities	349,328,034

NET ASSETS	$1,126,942,488

Net assets were comprised of:
Paid in capital	$902,724,756
Accumulated undistributed net investment income	7,470,565
Accumulated undistributed net realized gain	48,672,296
Unrealized appreciation on investments and futures	168,074,871

Net assets	$1,126,942,488

Class IA
Net asset value, offering and redemption price per share, $374,525,603 / 27,162,694 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.79

Class IB
Net asset value, offering and redemption price per share, $752,416,885 / 54,634,700 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.77

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007

INVESTMENT INCOME
Dividends	$9,300,915
Securities lending (net)	937,758
Interest	346,754

Total income	10,585,427

EXPENSES
Investment management fees	1,428,921
Distribution fees - Class IB	902,332
Administrative fees	591,009
Printing and mailing expenses	81,542
Custodian fees	48,791
Professional fees	35,205
Trustees’ fees	10,059
Miscellaneous	11,646

Total expenses	3,109,505

NET INVESTMENT INCOME	7,475,922

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	44,019,923
Futures	938,175

Net realized gain	44,958,098

Change in unrealized appreciation (depreciation) on:
Securities	13,813,753
Futures	(33,625)

Net change in unrealized appreciation	13,780,128

NET REALIZED AND UNREALIZED GAIN	58,738,226

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$66,214,148

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,475,922	$7,491,635
Net realized gain on investments	44,958,098	51,109,752
Net change in unrealized appreciation on investments	13,780,128	66,027,063

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	66,214,148	124,628,450

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(3,472,783)
Class IB	—	(4,637,213)

	—	(8,109,996)

Distributions from net realized capital gains
Class IA	—	(16,825,769)
Class IB	—	(31,324,816)

	—	(48,150,585)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(56,260,581)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 5,412,057 and 28,698,268 shares, respectively ]	72,215,519	367,050,375
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,575,673 shares, respectively ]	—	20,298,552
Capital shares repurchased [ (7,520,714) and (3,087,033) shares, respectively ]	(103,541,154)	(39,262,348)

Total Class IA transactions	(31,325,635)	348,086,579

Class IB
Capital shares sold [ 6,906,197 and 14,285,991 shares, respectively ]	92,358,748	182,880,006
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,794,575 shares, respectively ]	—	35,962,029
Capital shares repurchased [ (5,079,286) and (8,590,527) shares, respectively ]	(68,189,083)	(109,293,645)

Total Class IB transactions	24,169,665	109,548,390

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,155,970)	457,634,969

TOTAL INCREASE IN NET ASSETS	59,058,178	526,002,838
NET ASSETS:
Beginning of period	1,067,884,310	541,881,472

End of period (a)	$1,126,942,488	$1,067,884,310

(a) Includes accumulated undistributed (overdistributed) net investment income of	$7,470,565	$(5,357)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TCW EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $197,023,634) (Securities on loan at market value $25,395,097)	$267,765,680
Dividends, interest and other receivables	147,981
Receivable from Separate Accounts for Trust shares sold	89,348
Other assets	1,743

Total assets	268,004,752

LIABILITIES
Collateral held for loaned securities	25,027,520
Investment management fees payable	149,200
Payable to Separate Accounts for Trust shares redeemed	130,099
Distribution fees payable - Class IB	50,246
Administrative fees payable	22,725
Trustees’ fees payable	1,141
Accrued expenses	84,684

Total liabilities	25,465,615

NET ASSETS	$242,539,137

Net assets were comprised of:
Paid in capital	$283,242,242
Accumulated net investment loss	(633,798)
Accumulated net realized loss	(110,811,353)
Unrealized appreciation on investments	70,742,046

Net assets	$242,539,137

Class IA*
Net asset value, offering and redemption price per share, $103 / 4.495 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.91

Class IB
Net asset value, offering and redemption price per share, $242,539,034 / 10,602,141 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.88

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$621,117
Interest	117,459
Securities lending (net)	11,396

Total income	749,972

EXPENSES
Investment management fees	962,647
Distribution fees - Class IB	300,826
Administrative fees	136,168
Professional fees	24,058
Printing and mailing expenses	17,343
Custodian fees	2,439
Trustees’ fees	2,147
Miscellaneous	5,461

Gross expenses	1,451,089
Less: Waiver from investment advisor	(67,674)
Fees paid indirectly	(415)

Net expenses	1,383,000

NET INVESTMENT LOSS	(633,028)

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	6,904,232
Net change in unrealized appreciation on securities	12,050,809

NET REALIZED AND UNREALIZED GAIN	18,955,041

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,322,013

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(633,028)	$(1,622,002)
Net realized gain on investments	6,904,232	28,629,877
Net change in unrealized appreciation (depreciation) on investments	12,050,809	(39,845,374)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,322,013	(12,837,499)

CAPITAL SHARES TRANSACTIONS:
Class IA*
Capital shares sold [ 4 and 0 shares, respectively ]	100	—

Class IB
Capital shares sold [ 506,032 and 1,759,789 shares, respectively ]	11,106,639	37,100,164
Capital shares repurchased [ (1,511,201) and (3,841,153) shares, respectively ]	(33,019,452)	(80,545,722)

Total Class IB transactions	(21,912,813)	(43,445,558)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(21,912,713)	(43,445,558)

TOTAL DECREASE IN NET ASSETS	(3,590,700)	(56,283,057)
NET ASSETS:
Beginning of period	246,129,837	302,412,894

End of period (a)	$242,539,137	$246,129,837

(a) Includes accumulated net investment loss of	$(633,798)	$(770)

* Class IA commenced operations on May 16, 2007

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $333,237,538) (Securities on loan at market value $26,437,204)	$346,146,722
Cash	211,736
Foreign cash (Cost $278,170)	279,976
Receivable for securities sold	9,033,333
Receivable from Separate Accounts for Trust shares sold	3,365,790
Dividends, interest and other receivables	340,304
Other assets	1,003

Total assets	359,378,864

LIABILITIES
Collateral held for loaned securities	24,665,381
Payable for securities purchased	22,898,336
Investment management fees payable	189,676
Distribution fees payable - Class IB	54,569
Payable to Separate Accounts for Trust shares redeemed	31,623
Administrative fees payable	25,608
Trustees’ fees payable	430

Total liabilities	47,865,623

NET ASSETS	$311,513,241

Net assets were comprised of:
Paid in capital	$296,021,851
Accumulated undistributed net investment income	1,765,947
Accumulated undistributed net realized gain	830,563
Unrealized appreciation on investments and foreign currency translations	12,894,880

Net assets	$311,513,241

Class IA
Net asset value, offering and redemption price per share, $33,400,286 / 2,883,108 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.58

Class IB
Net asset value, offering and redemption price per share, $278,112,955 / 24,036,129 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.57

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $277,062 foreign withholding tax)	$2,535,467
Interest	418,082
Securities lending (net)	37,452

Total income	2,991,001

EXPENSES
Investment management fees	847,403
Distribution fees - Class IB	218,438
Administrative fees	104,789
Custodian fees	30,328
Professional fees	22,924
Printing and mailing expenses	11,610
Trustees’ fees	1,303
Miscellaneous	4,976

Gross expenses	1,241,771
Less: Waiver from investment advisor	(41,655)

Net expenses	1,200,116

NET INVESTMENT INCOME	1,790,885

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	853,042
Foreign currency transactions	(21,889)

Net realized gain	831,153

Change in unrealized appreciation (depreciation) on:
Securities	10,194,021
Foreign currency translations	(9,656)

Net change in unrealized appreciation	10,184,365

NET REALIZED AND UNREALIZED GAIN	11,015,518

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,806,403

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	September 15, 2006* to December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,790,885	$59,180
Net realized gain (loss) on investments and foreign currency transactions	831,153	(30,307)
Net change in unrealized appreciation on investments and foreign currency translations	10,184,365	2,710,515

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	12,806,403	2,739,388

DIVIDENDS:
Dividends from net investment income
Class IA	—	(3,150)
Class IB	—	(78,741)

TOTAL DIVIDENDS	—	(81,891)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,732,815 and 0 shares, respectively ]	31,644,471	—
Capital shares issued in reinvestment of dividends [ 0 and 293 shares, respectively ]	—	3,150

Total Class IA transactions	31,644,471	3,150

Class IB
Capital shares sold [ 18,203,699 and 7,032,660 shares, respectively ]	202,712,789	73,351,655
Capital shares issued in reinvestment of dividends [ 0 and 7,318 shares, respectively ]	—	78,741
Capital shares repurchased [ (1,114,265) and (243,283) shares, respectively ]	(12,219,081)	(2,522,384)

Total Class IB transactions	190,493,708	70,908,012

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	222,138,179	70,911,162

TOTAL INCREASE IN NET ASSETS	234,944,582	73,568,659
NET ASSETS:
Beginning of period	76,568,659	3,000,000

End of period (a)	$311,513,241	$76,568,659

(a) Includes accumulated undistributed (overdistributed) net investment income of	$1,765,947	$(24,938)

* The Portfolio commenced operations on September 15, 2006.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $212,773,326) (Securities on loan at market value $21,649,821)	$255,483,728
Cash	1,819
Receivable for securities sold	305,020
Dividends, interest and other receivables	227,596
Receivable from Separate Accounts for Trust shares sold	163,204
Other assets	1,631

Total assets	256,182,998

LIABILITIES
Collateral held for loaned securities	22,090,476
Investment management fees payable	122,602
Payable to Separate Accounts for Trust shares redeemed	110,518
Distribution fees payable - Class IB	47,866
Administrative fees payable	21,765
Trustees’ fees payable	631
Accrued expenses	69,396

Total liabilities	22,463,254

NET ASSETS	$233,719,744

Net assets were comprised of:
Paid in capital	$205,032,859
Accumulated undistributed net investment income	858,298
Accumulated net realized loss	(14,881,815)
Unrealized appreciation on investments	42,710,402

Net assets	$233,719,744

Class IB
Net asset value, offering and redemption price per share, $233,719,744 / 31,967,467 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.31

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$1,891,425
Interest	93,816
Securities lending (net)	6,728

Total income	1,991,969

EXPENSES
Investment management fees	822,910
Distribution fees - Class IB	274,304
Administrative fees	125,474
Professional fees	23,670
Printing and mailing expenses	15,623
Custodian fees	4,879
Trustees’ fees	1,927
Miscellaneous	4,293

Gross expenses	1,273,080
Less: Waiver from investment advisor	(120,564)
Fees paid indirectly	(10,415)

Net expenses	1,142,101

NET INVESTMENT INCOME	849,868

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	6,437,815
Net change in unrealized appreciation on securities	7,958,280

NET REALIZED AND UNREALIZED GAIN	14,396,095

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,245,963

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$849,868	$1,502,686
Net realized gain on investments	6,437,815	12,035,296
Net change in unrealized appreciation on investments	7,958,280	12,210,437

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	15,245,963	25,748,419

DIVIDENDS:
Class IB
Dividends from net investment income	—	(1,506,094)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 4,190,370 and 8,734,643 shares, respectively ]	29,836,129	54,858,410
Capital shares issued in reinvestment of dividends [ 0 and 220,890 shares, respectively ]	—	1,506,094
Capital shares repurchased [ (3,379,622) and (6,010,072) shares, respectively ]	(23,872,302)	(37,881,412)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,963,827	18,483,092

TOTAL INCREASE IN NET ASSETS	21,209,790	42,725,417
NET ASSETS:
Beginning of period	212,509,954	169,784,537

End of period (a)	$233,719,744	$212,509,954

(a) Includes accumulated undistributed net investment income of	$858,298	$8,430

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $328,588,721) (Securities on loan at market value $13,009,757)	$365,898,471
Receivable for securities sold	924,944
Dividends, interest and other receivables	428,006
Receivable from Separate Accounts for Trust shares sold	283,988
Other assets	2,472

Total assets	367,537,881

LIABILITIES
Collateral held for loaned securities	13,234,829
Payable to Separate Accounts for Trust shares redeemed	1,068,084
Payable for securities purchased	329,396
Investment management fees payable	174,858
Distribution fees payable - Class IB	72,636
Administrative fees payable	31,775
Trustees’ fees payable	698
Accrued expenses	68,941

Total liabilities	14,981,217

NET ASSETS	$352,556,664

Net assets were comprised of:
Paid in capital	$305,225,402
Accumulated undistributed net investment income	2,734,368
Accumulated undistributed net realized gain	7,287,144
Unrealized appreciation on investments	37,309,750

Net assets	$352,556,664

Class IA
Net asset value, offering and redemption price per share, $334,919 / 26,819 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.49

Class IB
Net asset value, offering and redemption price per share, $352,221,745 / 28,215,231 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.48

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$3,611,410
Interest	666,702
Securities lending (net)	13,476

Total income	4,291,588

EXPENSES
Investment management fees	1,044,891
Distribution fees - Class IB	401,684
Administrative fees	176,912
Professional fees	25,522
Printing and mailing expenses	22,760
Custodian fees	4,879
Trustees’ fees	2,801
Miscellaneous	3,317

Gross expenses	1,682,766
Less: Waiver from investment advisor	(74,916)
Fees paid indirectly	(11,371)

Net expenses	1,596,479

NET INVESTMENT INCOME	2,695,109

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	6,705,115
Net change in unrealized appreciation on securities	9,642,780

NET REALIZED AND UNREALIZED GAIN	16,347,895

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,043,004

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,695,109	$3,594,313
Net realized gain on investments	6,705,115	2,986,569
Net change in unrealized appreciation on investments	9,642,780	26,114,668

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	19,043,004	32,695,550

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,833)
Class IB	—	(3,561,396)

	—	(3,563,229)

Distributions from net realized capital gains
Class IA	—	(1,784)
Class IB	—	(3,772,163)

	—	(3,773,947)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(7,337,176)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 16,489 and 0 shares, respectively ]	207,951	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 316 shares, respectively ]	—	3,617
Capital shares repurchased [ (88) and 0 shares, respectively ]	(1,102)	—

Total Class IA transactions	206,849	3,617

Class IB
Capital shares sold [ 5,597,638 and 15,156,740 shares, respectively ]	67,986,420	166,340,895
Capital shares issued in reinvestment of dividends and distributions [ 0 and 637,673 shares, respectiv ely ]	—	7,333,559
Capital shares repurchased [ (2,132,663) and (1,916,138) shares, respectively ]	(26,005,745)	(21,342,141)

Total Class IB transactions	41,980,675	152,332,313

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	42,187,524	152,335,930

TOTAL INCREASE IN NET ASSETS	61,230,528	177,694,304
NET ASSETS:
Beginning of period	291,326,136	113,631,832

End of period (a)	$352,556,664	$291,326,136

(a) Includes accumulated undistributed net investment income of	$2,734,368	$39,259

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $2,359,205,595) (Securities on loan at market value $150,292,928)	$3,110,236,639
Cash	30,382,801
Foreign cash (Cost $4,946,699)	4,950,652
Receivable for securities sold	12,512,497
Dividends, interest and other receivables	5,567,243
Receivable from Separate Accounts for Trust shares sold	2,791,722
Unrealized appreciation of forward foreign currency contracts	938,039
Other assets	16,371

Total assets	3,167,395,964

LIABILITIES
Collateral held for loaned securities	162,383,468
Payable for securities purchased	14,413,645
Investment management fees payable	2,650,379
Payable to Separate Accounts for Trust shares redeemed	2,583,935
Payable for deferred India Taxes	979,998
Distribution fees payable - Class IB	445,744
Administrative fees payable	243,274
Unrealized depreciation of forward foreign currency contracts	99,571
Trustees’ fees payable	10,796
Accrued expenses	9,720

Total liabilities	183,820,530

NET ASSETS	$2,983,575,434

Net assets were comprised of:
Paid in capital	$1,828,156,323
Accumulated undistributed net investment income	2,650,320
Accumulated undistributed net realized gain.	401,883,315
Unrealized appreciation on investments (net of India tax of $1,017,716 on unrealized appreciation on investments) and foreign currency translations	750,885,476

Net assets	$2,983,575,434

Class IA
Net asset value, offering and redemption price per share, $755,886,526 / 39,662,540 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.06

Class IB
Net asset value, offering and redemption price per share, $2,227,688,908 / 117,064,486 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.03

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,441,035 foreign withholding tax)	$24,605,633
Interest	705,780
Securities lending (net)	360,690

Total income	25,672,103

EXPENSES
Investment management fees	14,414,810
Custodian fees	2,600,444
Distribution fees - Class IB	2,430,670
Administrative fees	1,319,997
Printing and mailing expenses	182,270
Professional fees	52,032
Trustees’ fees	22,466
Miscellaneous	34,901

Gross expenses	21,057,590
Less: Fees paid indirectly	(371)

Net expenses	21,057,219

NET INVESTMENT INCOME	4,614,884

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	338,248,816
Foreign currency transactions	(5,669,588)

Net realized gain	332,579,228

Change in unrealized appreciation on:
Securities	87,248,384
Foreign currency translations	2,776,595

Net change in unrealized appreciation	90,024,979

NET REALIZED AND UNREALIZED GAIN	422,604,207

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$427,219,091

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,614,884	$3,637,026
Net realized gain on investments and foreign currency transactions	332,579,228	237,334,238
Net change in unrealized appreciation on investments and foreign currency translations	90,024,979	351,709,332

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	427,219,091	592,680,596

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(3,430,439)
Class IB	—	(5,868,141)

	—	(9,298,580)

Distributions from net realized capital gains
Class IA	—	(43,141,553)
Class IB	—	(133,927,282)

	—	(177,068,835)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(186,367,415)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 6,033,254 and 24,610,780 shares, respectively ]	104,345,167	354,236,863
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,986,602 shares, respectively ]	—	46,571,992
Capital shares repurchased [ (4,529,610) and (2,065,636) shares, respectively ]	(74,617,576)	(29,684,370)

Total Class IA transactions	29,727,591	371,124,485

Class IB
Capital shares sold [ 19,434,825 and 43,607,430 shares, respectively ]	332,321,070	642,332,241
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,018,671 shares, respectively ]	—	139,795,423
Capital shares repurchased [ (16,375,398) and (27,240,764) shares, respectively ]	(274,426,231)	(393,830,930)

Total Class IB transactions	57,894,839	388,296,734

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	87,622,430	759,421,219

TOTAL INCREASE IN NET ASSETS	514,841,521	1,165,734,400
NET ASSETS:
Beginning of period	2,468,733,913	1,302,999,513

End of period (a)	$2,983,575,434	$2,468,733,913

(a) Includes accumulated undistributed (overdistributed) net investment income of	$2,650,320	$(1,964,564)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $206,260,110) (Securities on loan at market value $46,879,135)	$226,058,338
Repurchase Agreement (Amortized Cost $38,997,419)	38,997,419
Foreign cash (Cost $133,547)	133,937
Receivable from Separate Accounts for Trust shares sold	620,278
Dividends, interest and other receivables	80,129
Receivable for securities sold	15,049
Other assets	1,215

Total assets	265,906,365

LIABILITIES
Collateral held for loaned securities	47,543,906
Payable for securities purchased	7,989,680
Investment management fees payable	104,278
Distribution fees payable - Class IB	41,047
Payable to Separate Accounts for Trust shares redeemed	37,516
Administrative fees payable	19,080
Trustees’ fees payable	376
Accrued expenses	57,328

Total liabilities	55,793,211

NET ASSETS	$210,113,154

Net assets were comprised of:
Paid in capital	$180,235,955
Accumulated undistributed net investment income	671,732
Accumulated undistributed net realized gain	9,407,750
Unrealized appreciation on investments and foreign currency translations	19,797,717

Net assets	$210,113,154

Class IA
Net asset value, offering and redemption price per share, $1,310,814 / 85,727 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.29

Class IB
Net asset value, offering and redemption price per share, $208,802,340 / 13,695,788 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.25

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $23,451 foreign withholding tax)	$1,339,868
Interest	152,106
Securities lending (net)	50,367

Total income	1,542,341

EXPENSES
Investment management fees	592,498
Distribution fees - Class IB	211,275
Administrative fees	100,195
Professional fees	23,754
Printing and mailing expenses	11,733
Custodian fees	4,879
Trustees’ fees	1,435
Miscellaneous	2,409

Gross expenses	948,178
Less: Waiver from investment advisor	(59,213)
Fees paid indirectly	(18,810)

Net expenses	870,155

NET INVESTMENT INCOME	672,186

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	6,360,160
Foreign currency transactions	(2,657)

Net realized gain	6,357,503

Change in unrealized appreciation (depreciation) on:
Securities	12,078,541
Foreign currency translations	(1,567)

Net change in unrealized appreciation	12,076,974

NET REALIZED AND UNREALIZED GAIN	18,434,477

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,106,663

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$672,186	$100,292
Net realized gain on investments and foreign currency transactions	6,357,503	3,690,866
Net change in unrealized appreciation on investments and foreign currency translations	12,076,974	4,626,152

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	19,106,663	8,417,310

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(478)
Class IB	—	(132,996)

	—	(133,474)

Distributions from net realized capital gains
Class IA	—	(696)
Class IB	—	(675,701)

	—	(676,397)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(809,871)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 78,230 and 0 shares, respectively ]	1,199,710	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 87 shares, respectively ]	—	1,174
Capital shares repurchased [ (2,590) and 0 shares, respectively ]	(39,811)	—

Total Class IA transactions	1,159,899	1,174

Class IB
Capital shares sold [ 4,820,697 and 8,498,898 shares, respectively ]	70,422,688	110,338,471
Capital shares issued in reinvestment of dividends and distributions [ 0 and 60,262 shares, respectively ]	—	808,697
Capital shares repurchased [ (1,392,597) and (2,282,499) shares, respectively ]	(19,901,017)	(29,382,304)

Total Class IB transactions	50,521,671	81,764,864

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	51,681,570	81,766,038

TOTAL INCREASE IN NET ASSETS	70,788,233	89,373,477
NET ASSETS:
Beginning of period	139,324,921	49,951,444

End of period (a)	$210,113,154	$139,324,921

(a) Includes accumulated undistributed (overdistributed) net investment income of	$671,732	$(454)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO MONTGOMERY SMALL CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $154,714,784) (Securities on loan at market value $5,552,244)	$171,467,442
Cash	817,198
Receivable for securities sold	1,291,540
Receivable from Separate Accounts for Trust shares sold	264,910
Dividends, interest and other receivables	27,354
Other assets	867

Total assets	173,869,311

LIABILITIES
Collateral held for loaned securities	6,630,228
Payable for securities purchased	1,584,267
Investment management fees payable	103,267
Payable to Separate Accounts for Trust shares redeemed	65,990
Distribution fees payable - Class IB	31,995
Administrative fees payable	15,380
Trustees’ fees payable	740
Accrued expenses	65,372

Total liabilities	8,497,239

NET ASSETS	$165,372,072

Net assets were comprised of:
Paid in capital	$138,696,544
Accumulated net investment loss	(527,120)
Accumulated undistributed net realized gain	10,449,990
Unrealized appreciation on investments	16,752,658

Net assets	$165,372,072

Class IA
Net asset value, offering and redemption price per share, $170,893 / 10,898 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.68

Class IB
Net asset value, offering and redemption price per share, $165,201,179 / 10,611,168 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.57

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$121,651
Securities lending (net)	83,372
Dividends	45,208

Total income	250,231

EXPENSES
Investment management fees	546,027
Distribution fees - Class IB	160,401
Administrative fees	79,628
Custodian fees	51,230
Professional fees	28,234
Printing and mailing expenses	8,826
Trustees’ fees	1,079
Miscellaneous	2,405

Gross expenses	877,830
Less: Waiver from investment advisor	(42,244)
Fees paid indirectly	(58,312)

Net expenses	777,274

NET INVESTMENT LOSS	(527,043)

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	9,087,325
Net change in unrealized appreciation on securities	10,609,483

NET REALIZED AND UNREALIZED GAIN	19,696,808

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,169,765

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(527,043)	$(449,402)
Net realized gain on investments	9,087,325	3,955,411
Net change in unrealized appreciation on investments	10,609,483	5,686,536

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	19,169,765	9,192,545

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(3,531)
Class IB	—	(2,168,188)

TOTAL DISTRIBUTIONS	—	(2,171,719)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of distributions [ 0 and 269 shares, respectively ]	—	3,531

Class IB
Capital shares sold [ 4,771,229 and 8,688,104 shares, respectively ]	68,756,999	110,425,937
Capital shares issued in reinvestment of distributions [ 0 and 164,582 shares, respectively ]	—	2,168,188
Capital shares repurchased [ (1,681,547) and (2,531,151) shares, respectively ]	(24,103,503)	(31,828,564)

Total Class IB transactions	44,653,496	80,765,561

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	44,653,496	80,769,092

TOTAL INCREASE IN NET ASSETS	63,823,261	87,789,918
NET ASSETS:
Beginning of period	101,548,811	13,758,893

End of period (a)	$165,372,072	$101,548,811

(a) Includes accumulated net investment loss and overdistributed net investment income of	$(527,120)	$(77)

See Notes to Financial Statements.

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $1,812,738,679) (Securities on loan at market value $147,632,345)	$1,946,206,781
Cash	6,758,931
Foreign cash (Cost $4,369,230)	4,379,693
Dividends, interest and other receivables	2,359,367
Receivable from Separate Accounts for Trust shares sold	1,088,489
Variation margin receivable on futures contracts	192,038
Other assets	120,695

Total assets	1,961,105,994

LIABILITIES
Collateral held for loaned securities	149,090,916
Payable for securities purchased	5,822,031
Payable to Separate Accounts for Trust shares redeemed	827,003
Investment management fees payable	344,712
Distribution fees payable - Class IB	246,368
Administrative fees payable	229,600
Trustees’ fees payable	521

Total liabilities	156,561,151

NET ASSETS	$1,804,544,843

Net assets were comprised of:
Paid in capital	$1,306,954,769
Accumulated undistributed net investment income	8,074,324
Accumulated undistributed net realized gain	355,863,139
Unrealized appreciation on investments, futures and foreign currency translations	133,652,611

Net assets	$1,804,544,843

Class IA
Net asset value, offering and redemption price per share, $602,349,852 / 39,159,468 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.38

Class IB
Net asset value, offering and redemption price per share, $1,202,194,991 / 78,202,629 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.37

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,971,696 foreign withholding tax)	$23,149,043
Interest	1,429,962
Securities lending (net)	833,515

Total income	25,412,520

EXPENSES
Investment management fees	6,418,187
Distribution fees - Class IB	1,429,817
Administrative fees	922,691
Custodian fees	487,913
Printing and mailing expenses	116,154
Professional fees	41,281
Trustees’ fees	14,315
Miscellaneous	25,826

Gross expenses	9,456,184
Less: Waiver from investment advisor	(427,850)
Fees paid indirectly	(1,737,853)

Net expenses	7,290,481

NET INVESTMENT INCOME	18,122,039

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	361,993,937
Futures	(258,599)
Foreign currency transactions	(15,500,495)

Net realized gain	346,234,843

Change in unrealized appreciation (depreciation) on:
Securities	(196,952,625)
Futures	161,350
Foreign currency translations	288,142

Net change in unrealized depreciation	(196,503,133)

NET REALIZED AND UNREALIZED GAIN	149,731,710

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$167,853,749

See Notes to Financial Statements.

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$18,122,039	$13,007,002
Net realized gain on investments and foreign currency transactions	346,234,843	86,264,656
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(196,503,133)	125,902,202

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	167,853,749	225,173,860

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(5,308,479)
Class IB	—	(11,758,961)

	—	(17,067,440)

Distributions from net realized capital gains
Class IA	—	(22,268,713)
Class IB	—	(60,489,718)

	—	(82,758,431)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(99,825,871)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 8,370,791 and 20,867,853 shares, respectively ]	124,245,407	278,341,684
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,008,234 shares, respectively]	—	27,577,192
Capital shares repurchased [ (179,661) and (1,474,238) shares, respectively ]	(2,595,011)	(19,756,048)

Total Class IA transactions	121,650,396	286,162,828

Class IB
Capital shares sold [ 6,593,903 and 20,414,968 shares, respectively ]	95,600,328	272,833,179
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,274,756 shares, respectively]	—	72,248,679
Capital shares repurchased [ (8,800,469) and (11,661,509) shares, respectively ]	(127,905,093)	(156,874,923)

Total Class IB transactions	(32,304,765)	188,206,935

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	89,345,631	474,369,763

TOTAL INCREASE IN NET ASSETS	257,199,380	599,717,752
NET ASSETS:
Beginning of period	1,547,345,463	947,627,711

End of period (a)	$1,804,544,843	$1,547,345,463

(a) Includes accumulated undistributed (overdistributed) net investment income of	$8,074,324	$(10,047,715)

See Notes to Financial Statements.

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP CORE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $336,466,717) (Securities on loan at market value $23,700,931)	$344,503,621
Receivable for securities sold	1,484,347
Dividends, interest and other receivables	555,655
Receivable from investment manager	170,974
Receivable from Separate Accounts for Trust shares sold	91,888
Other assets	1,234

Total assets	346,807,719

LIABILITIES
Overdraft payable	708,401
Collateral held for loaned securities	24,065,111
Payable for securities purchased	789,325
Payable to Separate Accounts for Trust shares redeemed	188,906
Administrative fees payable	51,553
Distribution fees payable - Class IB	66,694
Trustees’ fees payable	5,025
Accrued expenses	48,104

Total liabilities	25,923,119

NET ASSETS	$320,884,600

Net assets were comprised of:
Paid in capital	$251,281,890
Accumulated undistributed net investment income	2,119,314
Accumulated undistributed net realized gain	59,444,546
Unrealized appreciation on investments and foreign currency translations	8,038,850

Net assets	$320,884,600

Class IA
Net asset value, offering and redemption price per share, $294,470 / 24,535 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.00

Class IB
Net asset value, offering and redemption price per share, $320,590,130 / 26,716,902 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.00

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $48,373 foreign withholding tax)	$3,055,623
Interest	129,189
Securities lending (net)	9,927

Total income	3,194,739

EXPENSES
Investment management fees	943,780
Distribution fees - Class IB	405,216
Administrative fees	202,774
Professional fees	25,892
Printing and mailing expenses	23,364
Custodian fees	7,807
Trustees’ fees	2,891
Miscellaneous	9,721

Gross expenses	1,621,445
Less: Waiver from investment advisor	(80,318)
Fees paid indirectly	(470,659)

Net expenses	1,070,468

NET INVESTMENT INCOME	2,124,271

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	61,140,648
Foreign currency transactions	(3,141)

Net realized gain	61,137,507

Change in unrealized depreciation on:
Securities	(44,026,338)
Foreign currency translations	(786)

Net change in unrealized depreciation	(44,027,124)

NET REALIZED AND UNREALIZED GAIN	17,110,383

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,234,654

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,124,271	$2,766,634
Net realized gain on investments and foreign currency transactions	61,137,507	27,481,872
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(44,027,124)	9,679,091

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	19,234,654	39,927,597

DIVIDENDS:
Dividends from net investment income
Class IA	—	(2,170)
Class IB	—	(2,783,820)

TOTAL DIVIDENDS	—	(2,785,990)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 7,774 and 3,761 shares, respectively ]	92,156	39,665
Capital shares issued in reinvestment of dividends [ 0 and 191 shares, respectively ]	—	2,170
Capital shares repurchased [ (1,043) and (5,099) shares, respectively ]	(12,196)	(53,573)

Total Class IA transactions	79,960	(11,738)

Class IB
Capital shares sold [ 1,049,753 and 1,992,179 shares, respectively ]	12,379,291	21,146,365
Capital shares issued in reinvestment of dividends [ 0 and 245,060 shares, respectively ]	—	2,783,820
Capital shares repurchased [ (3,497,750) and (6,604,736) shares, respectively ]	(40,947,135)	(69,848,739)

Total Class IB transactions	(28,567,844)	(45,918,554)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(28,487,884)	(45,930,292)

TOTAL DECREASE IN NET ASSETS	(9,253,230)	(8,788,685)
NET ASSETS:
Beginning of period	330,137,830	338,926,515

End of period (a)	$320,884,600	$330,137,830

(a) Includes accumulated undistributed (overdistributed) net investment income of	$2,119,314	$(4,957)

See Notes to Financial Statements.

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $930,361,334) (Securities on loan at market value $84,026,420)	$951,726,537
Cash	82,613
Foreign cash (Cost $39,881)	39,576
Receivable for securities sold	1,050,024
Dividends, interest and other receivables	963,687
Receivable from investment manager	472,848
Receivable from Separate Accounts for Trust shares sold	253,203

Total assets	954,588,488

LIABILITIES
Collateral held for loaned securities	84,985,239
Payable to Separate Accounts for Trust shares redeemed	402,019
Distribution fees payable - Class IB	178,990
Administrative fees payable	119,572
Trustees’ fees payable	27,325
Accrued expenses	51,116

Total liabilities	85,764,261

NET ASSETS	$868,824,227

Net assets were comprised of:
Paid in capital	$1,495,928,266
Accumulated undistributed net investment income	1,888,731
Accumulated net realized loss	(650,358,320)
Unrealized appreciation on investments and foreign currency translations	21,365,550

Net assets .	$868,824,227

Class IA
Net asset value, offering and redemption price per share, $5,560,343 / 322,518 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.24

Class IB
Net asset value, offering and redemption price per share, $863,263,884 / 51,251,844 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.84

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $226,290 foreign withholding tax)	$4,331,060
Interest	548,181
Securities lending (net)	92,929

Total income	4,972,170

EXPENSES
Investment management fees	2,680,579
Distribution fees - Class IB	1,070,426
Administrative fees	497,956
Printing and mailing expenses	61,680
Custodian fees	51,230
Professional fees.	30,747
Trustees’ fees	7,628
Miscellaneous	17,647

Gross expenses	4,417,893
Less: Waiver from investment advisor	(4,103)
Fees paid indirectly	(1,367,259)

Net expenses	3,046,531

NET INVESTMENT INCOME	1,925,639

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	157,139,514
Foreign currency transactions	4,981

Net realized gain	157,144,495

Change in unrealized depreciation on:
Securities	(81,453,384)
Foreign currency translations	(2,286)

Net change in unrealized depreciation	(81,455,670)

NET REALIZED AND UNREALIZED GAIN	75,688,825

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$77,614,464

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,925,639	$(2,437,996)
Net realized gain on investments and foreign currency transactions	157,144,495	110,889,009
Net change in unrealized depreciation on investments and foreign currency translations	(81,455,670)	(44,133,271)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	77,614,464	64,317,742

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 42,044 and 95,655 shares, respectively ]	700,193	1,428,920
Capital shares repurchased [ (16,702) and (25,182) shares, respectively ]	(274,066)	(377,424)

Total Class IA transactions	426,127	1,051,496

Class IB
Capital shares sold [ 1,879,044 and 4,529,035 shares, respectively ]	30,710,684	66,889,981
Capital shares repurchased [ (6,506,831) and (12,800,350) shares, respectively ]	(105,101,195)	(186,999,276)

Total Class IB transactions	(74,390,511)	(120,109,295)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(73,964,384)	(119,057,799)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,650,080	(54,740,057)
NET ASSETS:
Beginning of period	865,174,147	919,914,204

End of period (a)	$868,824,227	$865,174,147

(a) Includes accumulated undistributed net investment income (loss) of	$1,888,731	$(36,908)

See Notes to Financial Statements.

EQ ADVISORS TRUST

MARKETPLUS MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $2,113,734,313) (Securities on loan at market value $395,385,935)	$2,141,195,812
Repurchase agreement (Amortized cost $293,911,817)	293,911,817
Cash	2,474,906
Receivable for securities sold	9,987,851
Dividends, interest and other receivables	3,403,931
Receivable from investment manager	1,854,684
Receivable from Separate Accounts for Trust shares sold	390,880
Other assets	14,365

Total assets	2,453,234,246

LIABILITIES
Overdraft payable of foreign cash	68,199
Collateral held for loaned securities	402,863,285
Payable for securities purchased	7,817,097
Payable to Separate Accounts for Trust shares redeemed	521,259
Distribution fees payable - Class IB	419,767
Administrative fees payable	266,944
Trustees’ fees payable	23,040

Total liabilities	411,979,591

NET ASSETS	$2,041,254,655

Net assets were comprised of:
Paid in capital	$1,578,044,706
Accumulated undistributed net investment income	14,459,401
Accumulated undistributed net realized gain	421,289,082
Unrealized appreciation on investments and foreign currency translations	27,461,466

Net assets	$2,041,254,655

Class IA
Net asset value, offering and redemption price per share, $29,043,619 / 1,842,513 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.76

Class IB
Net asset value, offering and redemption price per share, $2,012,211,036 / 128,417,823 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.67

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $262,796 foreign withholding tax)	$19,643,671
Interest	1,823,033
Securities lending (net)	405,685

Total income	21,872,389

EXPENSES
Investment management fees	6,949,415
Distribution fees - Class IB	2,471,741
Administrative fees	1,120,954
Printing and mailing expenses	144,369
Custodian fees	85,385
Professional fees	43,000
Trustees’ fees	17,794
Miscellaneous	27,344

Gross expenses	10,860,002
Less: Waiver from investment advisor	(72,231)
Fees paid indirectly	(4,100,904)

Net expenses	6,686,867

NET INVESTMENT INCOME	15,185,522

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	393,956,637
Foreign currency transactions	(48,829)

Net realized gain	393,907,808

Change in unrealized depreciation on:
Securities	(226,882,334)
Foreign currency translations	(1,004)

Net change in unrealized depreciation	(226,883,338)

NET REALIZED AND UNREALIZED GAIN	167,024,470

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$182,209,992

See Notes to Financial Statements.

EQ ADVISORS TRUST

MARKETPLUS MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$15,185,522	$5,350,729
Net realized gain on investments and foreign currency transactions	393,907,808	167,334,190
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(226,883,338)	43,013,772

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	182,209,992	215,698,691

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(120,628)
Class IB	—	(4,815,835)

	—	(4,936,463)

Distributions from net realized capital gains
Class IA	—	(1,996,925)
Class IB	—	(162,283,299)

	—	(164,280,224)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(169,216,687)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 192,123 and 456,092 shares, respectively ]	2,938,861	6,619,975
Capital shares issued in reinvestment of dividends and distributions [ 0 and 148,671 shares, respectively ]	—	2,117,553
Capital shares repurchased [ (33,002) and (101,790) shares, respectively ]	(509,471)	(1,482,795)

Total Class IA transactions	2,429,390	7,254,733

Class IB
Capital shares sold [ 7,234,157 and 14,184,524 shares, respectively ]	110,464,853	205,348,718
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,795,846 shares, respectively ]	—	167,099,134
Capital shares repurchased [ (11,503,202) and (17,327,814) shares, respectively ]	(175,664,631)	(250,945,170)

Total Class IB transactions	(65,199,778)	121,502,682

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(62,770,388)	128,757,415

TOTAL INCREASE IN NET ASSETS	119,439,604	175,239,419
NET ASSETS:
Beginning of period	1,921,815,051	1,746,575,632

End of period (a)	$2,041,254,655	$1,921,815,051

(a) Includes accumulated undistributed (overdistributed) net investment income of	$14,459,401	$(726,121)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE MODERATE ALLOCATION PORTFOLIO(u)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,
Class IB		2006 (e)	2005 (e)		2004	2003(e)		2002(e)
Net asset value, beginning of period	$21.12	$19.71	$19.28		$18.27		$15.28		$19.60

Income (loss) from investment operations:
Net investment income	0.04	0.43	0.47		0.29		0.19		0.14
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.78	1.58	0.53		1.25		2.99		(4.30)

Total from investment operations	0.82	2.01	1.00		1.54		3.18		(4.16)

Less distributions:
Dividends from net investment income	—	(0.60)	(0.57)		(0.53)		(0.19)		(0.16)

Net asset value, end of period	$21.94	$21.12	$19.71		$19.28		$18.27		$15.28

Total return	3.88%	10.17%	5.15%		8.57%		20.91%		(21.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$477,090	$508,403	$565,938		$639,576		$693,844		$663,595
Ratio of expenses to average net assets:
After waivers (a)	0.35%	0.35%	0.84%		1.05%		1.05%		0.88%
After waivers and fees paid indirectly (a)	0.35%	0.35%	0.74%		1.05%		1.04%		0.85%
Before waivers and fees paid indirectly (a)	0.55%	0.55%	0.94%		1.15%		1.05%		0.88%
Ratio of net investment income to average net assets:
After waivers (a)	0.34%	2.13%	2.31%		1.31%		1.13%		0.82%
After waivers and fees paid indirectly (a)	0.34%	2.13%	2.41%		1.31%		1.14%		0.85%
Before waivers and fees paid indirectly (a)	0.15%	1.93%	2.21%		1.21%		1.13%		0.82%
Portfolio turnover rate	35%	15%	155	%(d)	67%		71%		109%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.04	$0.02		$0.02	$	**	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	May 1, 2007* to June 30, 2007 (Unaudited) (e)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.01	†
Net realized and unrealized gain on investments	0.16	†

Total from investment operations	0.17

Less distributions:
Dividends from net investment income	—

Net asset value, end of period	$10.17

Total return (b)	1.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$102
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	—	%(x)
Before waivers and reimbursements (a)	41.17	%(y)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.49%
Before waivers and reimbursements (a)	(40.68	)%(y)
Portfolio turnover rate	0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.70

Class IB	May 1, 2007* to June 30, 2007 (Unaudited) (e)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	—	#†
Net realized and unrealized gain on investments	0.16	†

Total from investment operations	0.16

Less distributions:
Dividends from net investment income	—

Net asset value, end of period	$10.16

Total return (b)	1.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$98,665
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.25	%(x)
Before waivers and reimbursements (a)	1.09%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.26%
Before waivers and reimbursements (a)	(0.58)%
Portfolio turnover rate	0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)		August 25, 2006* to December 31, 2006 (e)
Net asset value, beginning of period	$10.99		$10.00

Income from investment operations:
Net investment income (loss)	(0.02)		0.24
Net realized and unrealized gain on investments	1.14		0.91

Total from investment operations	1.12		1.15

Less distributions:
Dividends from net investment income	—		(0.16)

Net asset value, end of period	$12.11		$10.99

Total return (b)	10.19%		11.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,200		$3,339
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.40%		0.40%
After waivers, reimbursements, and fees paid indirectly(a)	0.33%		0.10	%(c)
Before waivers, reimbursements, and fees paid indirectly(a)	1.76%		4.93	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.34)%		6.34%
After waivers, reimbursements, and fees paid indirectly(a)	(0.27)%		6.60%
Before waivers, reimbursements, and fees paid indirectly(a)	(1.70)%		1.79%
Portfolio turnover rate	0%		0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.08		$0.17

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)		August 25, 2006* to December 31, 2006 (e)
Net asset value, beginning of period	$10.99		$10.00

Income from investment operations:
Net investment income (loss)	(0.03)		0.20
Net realized and unrealized gain on investments	1.13		0.94

Total from investment operations	1.10		1.14

Less distributions:
Dividends from net investment income	—		(0.15)

Net asset value, end of period	$12.09		$10.99

Total return (b)	10.01%		11.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,838		$1,671
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.65%		0.65%
After waivers, reimbursements, and fees paid indirectly(a)	0.58	%(c)	0.35	%(c)
Before waivers, reimbursements, and fees paid indirectly(a)	2.01	%(c)	5.18	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.59)%		5.14%
After waivers, reimbursements, and fees paid indirectly(a)	(0.52)%		5.52%
Before waivers, reimbursements, and fees paid indirectly(a)	(1.95	)%(c)	0.55%
Portfolio turnover rate	0%		0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.08		$0.17

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,
		2006 (e)	2005 (e)	2004	2003	2002
Net asset value, beginning of period	$19.80	$18.09	$17.49	$15.47	$10.49	$15.70

Income (loss) from investment operations:
Net investment income	0.11	0.27	0.18	0.21	0.12	0.12
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.73	1.72	0.61	2.01	5.09	(5.32)

Total from investment operations	0.84	1.99	0.79	2.22	5.21	(5.20)

Less distributions:
Dividends from net investment income	—	(0.28)	(0.19)	(0.20)	(0.23)	(0.01)

Net asset value, end of period	$20.64	$19.80	$18.09	$17.49	$15.47	$10.49

Total return (b)	4.24%	11.01%	4.52%	14.40%	49.89%	(33.15)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,868,830	$7,114,739	$7,297,020	$7,847,618	$7,472,301	$5,382,662
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.59%	0.55%	0.50%	0.43%	0.52%	0.49%
Before fees paid indirectly (a)	0.60%	0.57%	0.52%	0.52%	0.54%	0.54%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	1.07%	1.43%	1.05%	1.23%	0.93%	0.82%
Before fees paid indirectly (a)	1.07%	1.42%	1.03%	1.14%	0.91%	0.77%
Portfolio turnover rate	16%	35%	38%	47%	92%	136%

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,
		2006 (e)	2005 (e)	2004	2003	2002
Net asset value, beginning of period	$19.69	$17.99	$17.39	$15.38	$10.40	$15.61

Income (loss) from investment operations:
Net investment income	0.08	0.22	0.14	0.15	0.08	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.73	1.71	0.60	2.02	5.06	(5.28)

Total from investment operations	0.81	1.93	0.74	2.17	5.14	(5.20)

Less distributions:
Dividends from net investment income	—	(0.23)	(0.14)	(0.16)	(0.16)	(0.01)

Net asset value, end of period	$20.50	$19.69	$17.99	$17.39	$15.38	$10.40

Total return (b)	4.11%	10.72%	4.27%	14.12%	49.58%	(33.34)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,254,980	$2,364,942	$2,351,936	$2,320,683	$1,884,006	$1,124,684
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.84%	0.80%	0.75%	0.68%	0.77%	0.74%
Before fees paid indirectly (a)	0.85%	0.82%	0.77%	0.77%	0.79%	0.79%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	0.82%	1.18%	0.80%	0.98%	0.68%	0.57%
Before fees paid indirectly (a)	0.82%	1.17%	0.78%	0.89%	0.66%	0.52%
Portfolio turnover rate	16%	35%	38%	47%	92%	136%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,
		2006(e)	2005(e)	2004	2003	2002
Net asset value, beginning of period	$20.83	$18.67	$18.42	$16.62	$12.87	$16.56

Income (loss) from investment operations:
Net investment income	0.14	0.26	0.24	0.30	0.22	0.22
Net realized and unrealized gain (loss) on investments	0.91	3.23	0.83	1.80	3.73	(3.70)

Total from investment operations	1.05	3.49	1.07	2.10	3.95	(3.48)

Less distributions:
Dividends from net investment income	—	(0.28)	(0.24)	(0.30)	(0.20)	(0.21)
Distributions from realized gains	—	(1.05)	(0.58)	—	—	—

Total dividends and distributions	—	(1.33)	(0.82)	(0.30)	(0.20)	(0.21)

Net asset value, end of period	$21.88	$20.83	$18.67	$18.42	$16.62	$12.87

Total return (b)	5.04%	18.84%	5.80%	12.67%	30.72%	(21.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,560,505	$1,546,822	$1,449,066	$1,473,864	$1,382,192	$1,126,754
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.67%	0.64%	0.58%	0.55%	0.60%	0.60%
Before fees paid indirectly (a)	0.68%	0.65%	0.61%	0.61%	0.63%	0.64%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	1.33%	1.34%	1.27%	1.69%	1.48%	1.38%
Before fees paid indirectly (a)	1.33%	1.33%	1.24%	1.63%	1.45%	1.34%
Portfolio turnover rate	13%	49%	50%	41%	49%	75%

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,
		2006(e)	2005(e)	2004	2003	2002
Net asset value, beginning of period	$20.70	$18.56	$18.32	$16.52	$12.79	$16.47

Income (loss) from investment operations:
Net investment income	0.11	0.21	0.19	0.24	0.15	0.16
Net realized and unrealized gain (loss) on investments	0.91	3.20	0.82	1.81	3.74	(3.66)

Total from investment operations	1.02	3.41	1.01	2.05	3.89	(3.50)

Less distributions:
Dividends from net investment income	—	(0.22)	(0.19)	(0.25)	(0.16)	(0.18)
Distributions from realized gains	—	(1.05)	(0.58)	—	—	—

Total dividends and distributions	—	(1.27)	(0.77)	(0.25)	(0.16)	(0.18)

Net asset value, end of period	$21.72	$20.70	$18.56	$18.32	$16.52	$12.79

Total return (b)	4.93%	18.53%	5.50%	12.45%	30.42%	(21.28)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,649,967	$1,648,546	$1,499,927	$1,409,379	$1,124,808	$653,809
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.92%	0.89%	0.83%	0.80%	0.85%	0.85%
Before fees paid indirectly (a)	0.93%	0.90%	0.86%	0.86%	0.88%	0.89%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	1.08%	1.09%	1.02%	1.44%	1.23%	1.13%
Before fees paid indirectly (a)	1.08%	1.08%	0.99%	1.38%	1.20%	1.09%
Portfolio turnover rate	13%	49%	50%	41%	49%	75%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,
		2006 (e)	2005 (e)	2004	2003 (e)	2002
Net asset value, beginning of period	$9.67	$9.77	$10.00	$10.11	$10.30	$9.88

Income (loss) from investment operations:
Net investment income	0.22	0.40	0.34	0.32	0.26	0.27
Net realized and unrealized gain (loss) on investments	(0.10)	(0.07)	(0.19)	(0.09)	(0.02)	0.60

Total from investment operations	0.12	0.33	0.15	0.23	0.24	0.87

Less distributions:
Dividends from net investment income	—	(0.43)	(0.38)	(0.33)	(0.33)	(0.24)
Distributions from realized gains	—	—	—	(0.01)	(0.10)	(0.21)

Total dividends and distributions	—	(0.43)	(0.38)	(0.34)	(0.43)	(0.45)

Net asset value, end of period	$9.79	$9.67	$9.77	$10.00	$10.11	$10.30

Total return (b)	1.24%	3.35%	1.51%	2.13%	2.45%	8.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$217,837	$222,451	$248,266	$296,399	$344,547	$391,662
Ratio of expenses to average net assets (a)	0.64%	0.61%	0.56%	0.56%	0.57%	0.59%
Ratio of net investment income to average net assets (a)	4.49%	4.03%	3.42%	2.95%	2.51%	3.20%
Portfolio turnover rate	83%	231%	251%	274%	477%	622%

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,
		2006 (e)	2005 (e)	2004	2003 (e)	2002
Net asset value, beginning of period	$9.62	$9.71	$9.94	$10.05	$10.24	$9.83

Income (loss) from investment operations:
Net investment income	0.20	0.37	0.32	0.28	0.23	0.21
Net realized and unrealized gain (loss) on investments	(0.10)	(0.06)	(0.20)	(0.08)	(0.02)	0.64

Total from investment operations	0.10	0.31	0.12	0.20	0.21	0.85

Less distributions:
Dividends from net investment income	—	(0.40)	(0.35)	(0.30)	(0.30)	(0.23)
Distributions from realized gains	—	—	—	(0.01)	(0.10)	(0.21)

Total dividends and distributions	—	(0.40)	(0.35)	(0.31)	(0.40)	(0.44)

Net asset value, end of period	$9.72	$9.62	$9.71	$9.94	$10.05	$10.24

Total return	1.14%	3.07%	1.24%	1.97%	2.10%	8.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$464,372	$486,352	$542,787	$595,497	$630,578	$545,598
Ratio of expenses to average net assets (a)	0.89%	0.86%	0.81%	0.81%	0.82%	0.84%
Ratio of net investment income to average net assets (a)	4.24%	3.74%	3.17%	2.70%	2.26%	2.95%
Portfolio turnover rate	83%	231%	251%	274%	477%	622%
See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO (g)(m)

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)		Year Ended December 31,
			2006 (e)	2005 (e)	2004	2003	2002
Net asset value, beginning of period	$14.42		$12.70	$11.17	$9.62	$7.24	$8.03

Income (loss) from investment operations:
Net investment income	0.19		0.19	0.18	0.13	0.11	0.01
Net realized and unrealized gain (loss) on investments, futures, and foreign currency transactions	1.41		2.82	1.56	1.64	2.43	(0.80)

Total from investment operations	1.60		3.01	1.74	1.77	2.54	(0.79)

Less distributions:
Dividends from net investment income	—		(0.24)	(0.21)	(0.22)	(0.16)	—
Distributions from realized gains	—		(1.05)	—	—	—	—

Total dividends and distributions	—		(1.29)	(0.21)	(0.22)	(0.16)	—

Net asset value, end of period	$16.02		$14.42	$12.70	$11.17	$9.62	$7.24

Total return (b)	11.10%		23.80%	15.61%	18.51%	35.28%	(9.84)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,750,984		$1,602,552	$1,330,210	$1,212,207	$1,091,319	$876,907
Ratio of expenses to average net assets:
After waivers (a)	0.85%		0.85%	0.85%	0.85%	0.85%	1.02%
After waivers and fees paid indirectly (a)	0.85%		0.85%	0.84%	0.83%	0.85%	1.00%
Before waivers and fees paid indirectly (a)	0.90%		0.88%	0.85%	0.85%	0.87%	1.04%
Ratio of net investment income to average net assets:
After waivers (a)	2.51%		1.36%	1.60%	1.28%	1.29%	0.60%
After waivers and fees paid indirectly (a)	2.51%		1.37%	1.61%	1.30%	1.29%	0.62%
Before waivers and fees paid indirectly (a)	2.47%		1.33%	1.60%	1.28%	1.27%	0.58%
Portfolio turnover rate	26%		70%	67%	60%	59%	47%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$— #	$— #	$— #	$— #	N/A

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)		Year Ended December 31,
			2006 (e)	2005 (e)	2004	2003	2002
Net asset value, beginning of period	$14.22		$12.53	$11.02	$9.50	$7.13	$7.94

Income (loss) from investment operations:
Net investment income	0.17		0.15	0.15	0.10	0.07	0.01
Net realized and unrealized gain (loss) on investments, futures, and foreign currency transactions	1.38		2.78	1.53	1.61	2.44	(0.82)

Total from investment operations	1.55		2.93	1.68	1.71	2.51	(0.81)

Less distributions:
Dividends from net investment income	—		(0.19)	(0.17)	(0.19)	(0.14)	—
Distributions from realized gains	—		(1.05)	—	—	—	—

Total dividends and distributions	—		(1.24)	(0.17)	(0.19)	(0.14)	—

Net asset value, end of period	$15.77		$14.22	$12.53	$11.02	$9.50	$7.13

Total return (b)	10.90%		23.55%	15.33%	18.10%	35.27%	(10.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,593,972		$1,342,183	$930,307	$667,930	$488,571	$205,496
Ratio of expenses to average net assets:
After waivers (a)	1.10%		1.10%	1.10%	1.10%	1.10%	1.27%
After waivers and fees paid indirectly (a)	1.10%		1.10%	1.09%	1.08%	1.10%	1.25%
Before waivers and fees paid indirectly (a)	1.15	%(c)	1.13%	1.10%	1.10%	1.12%	1.29%
Ratio of net investment income to average net assets:
After waivers (a)	2.30%		1.10%	1.35%	1.03%	1.04%	0.35%
After waivers and fees paid indirectly (a)	2.30%		1.10%	1.36%	1.05%	1.04%	0.37%
Before waivers and fees paid indirectly (a)	2.26%		1.06%	1.35%	1.03%	1.02%	0.33%
Portfolio turnover rate	26%		70%	67%	60%	59%	47%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$— #	$— #	$— #	$— #	N/A

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)		Year Ended December 31,

			2006 (e)		2005 (e)	2004	2003	2002
Net asset value, beginning of period	$7.82		$7.85		$6.81	$6.27	$5.07	$7.35

Income (loss) from investment operations:
Net investment loss	—	#	—	#	(0.02)	(0.01)	— #	(0.02)
Net realized and unrealized gain (loss) on investments	0.48		(0.03)		1.06	0.55	1.20	(2.26)

Total from investment operations	0.48		(0.03)		1.04	0.54	1.20	(2.28)

Net asset value, end of period	$8.30		$7.82		$7.85	$6.81	$6.27	$5.07

Total return (b)	6.14%		(0.38)%		15.27%	8.61%	23.67%	(31.02)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,350		$108,447		$294,078	$405,919	$355,205	$21,361
Ratio of expenses to average net assets:
After waivers (a)	0.80%		0.80%		0.80%	0.85%	0.90%	0.90%
After waivers and fees paid indirectly (a)	0.78%		0.78%		0.77%	0.79%	0.89%	0.89%
Before waivers and fees paid indirectly (a)	1.03%		0.98%		0.95%	0.95%	0.95%	0.99%
Ratio of net investment loss to average net assets:
After waivers (a)	0.14	%(c)	(0.07)%		(0.25)%	(0.15)%	(0.10)%	(0.24)%
After waivers and fees paid indirectly (a)	0.16	%(c)	(0.05)%		(0.22)%	(0.09)%	(0.09)%	(0.23)%
Before waivers and fees paid indirectly (a)	(0.10	)%(c)	(0.25)%		(0.40)%	(0.25)%	(0.15)%	(0.33)%
Portfolio turnover rate	43%		83%		55%	77%	77%	99%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.01		$0.01		$0.01	$0.01	$— #	$0.01

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)		Year Ended December 31,

			2006 (e)		2005 (e)	2004	2003	2002
Net asset value, beginning of period	$7.68		$7.72		$6.72	$6.20	$5.03	$7.31

Income (loss) from investment operations:
Net investment loss	—	#	(0.02)		(0.03)	(0.02)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments	0.46		(0.02)		1.03	0.54	1.19	(2.25)

Total from investment operations	0.46		(0.04)		1.00	0.52	1.17	(2.28)

Net asset value, end of period	$8.14		$7.68		$7.72	$6.72	$6.20	$5.03

Total return (b)	5.99%		(0.52)%		14.88%	8.39%	23.26%	(31.19)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$707,142		$728,698		$801,981	$727,261	$725,650	$580,975
Ratio of expenses to average net assets:
After waivers (a)	1.05%		1.05%		1.05%	1.10%	1.15%	1.15%
After waivers and fees paid indirectly (a)	1.03	%(c)	1.03%		1.02%	1.04%	1.14%	1.14%
Before waivers and fees paid indirectly (a)	1.28%		1.23	%(c)	1.20%	1.20%	1.20%	1.24%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.11)%		(0.30)%		(0.50)%	(0.40)%	(0.35)%	(0.49)%
After waivers and fees paid indirectly (a)	(0.09	)%(c)	(0.28)%		(0.47)%	(0.34)%	(0.34)%	(0.48)%
Before waivers and fees paid indirectly (a)	(0.35	)%(c)	(0.50)%		(0.65)%	(0.50)%	(0.40)%	(0.58)%
Portfolio turnover rate	43%		83%		55%	77%	77%	99%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.01		$0.01		$0.01	$0.01	$— #	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,

		2006 (e)	2005 (e)	2004	2003(e)	2002(e)
Net asset value, beginning of period	$10.00	$10.02	$10.20	$10.25	$10.17	$9.81

Income (loss) from investment operations:
Net investment income	0.23	0.43	0.36	0.26	0.24	0.32
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.16)	(0.02)	(0.12)	0.15	0.12	0.45

Total from investment operations	0.07	0.41	0.24	0.41	0.36	0.77

Less distributions:
Dividends from net investment income	—	(0.43)	(0.39)	(0.27)	(0.15)	(0.28)
Distributions from realized gains	—	—	(0.03)	(0.19)	(0.13)	(0.13)

Total dividends and distributions	—	(0.43)	(0.42)	(0.46)	(0.28)	(0.41)

Net asset value, end of period	$10.07	$10.00	$10.02	$10.20	$10.25	$10.17

Total return (b)	0.70%	4.06%	2.33%	3.95%	3.83%	7.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,644,332	$1,644,924	$1,543,231	$1,627,106	$1,459,282	$341,209
Ratio of expenses to average net assets (a)	0.64%	0.61%	0.55%	0.56%	0.58%	0.62%
Ratio of net investment income to average net assets (a)	4.52%	4.25%	3.51%	2.55%	2.35%	3.16%
Portfolio turnover rate	97%	353%	531%	659%	697%	755%

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,

		2006(e)	2005(e)	2004	2003(e)	2002(e)
Net asset value, beginning of period	$9.95	$9.96	$10.15	$10.19	$10.12	$9.77

Income (loss) from investment operations:
Net investment income	0.21	0.40	0.33	0.23	0.22	0.29
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.16)	(0.01)	(0.13)	0.16	0.11	0.46

Total from investment operations	0.05	0.39	0.20	0.39	0.33	0.75

Less distributions:
Dividends from net investment income	—	(0.40)	(0.36)	(0.24)	(0.13)	(0.27)
Distributions from realized gains	—	—	(0.03)	(0.19)	(0.13)	(0.13)

Total dividends and distributions	—	(0.40)	(0.39)	(0.43)	(0.26)	(0.40)

Net asset value, end of period	$10.00	$9.95	$9.96	$10.15	$10.19	$10.12

Total return (b)	0.70%	3.79%	1.95%	3.79%	3.56%	7.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$483,513	$480,846	$465,584	$424,156	$367,273	$189,680
Ratio of expenses to average net assets (a)	0.89%	0.86%	0.80%	0.81%	0.83%	0.87%
Ratio of net investment income to average net assets (a)	4.27%	4.00%	3.26%	2.30%	2.10%	2.91%
Portfolio turnover rate	97%	353%	531%	659%	697%	755%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO(j)

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,

		2006 (e)	2005 (e)	2004	2003	2002
Net asset value, beginning of period	$16.37	$16.28	$14.57	$12.75	$9.02	$12.90

Income (loss) from investment operations:
Net investment loss	(0.04)	(0.09)	(0.06)	(0.06)	(0.02)	(0.06)
Net realized and unrealized gain (loss) on investments.	2.18	1.60	1.77	1.88	3.75	(3.82)

Total from investment operations	2.14	1.51	1.71	1.82	3.73	(3.88)

Less distributions:
Distributions from realized gains	—	(1.42)	—	—	—	—

Net asset value, end of period	$18.51	$16.37	$16.28	$14.57	$12.75	$9.02

Total return (b)	13.07%	9.28%	11.74%	14.27%	41.35%	(30.08)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$531,506	$509,593	$507,858	$493,124	$451,408	$317,679
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.86%	0.83%	0.76%	0.73%	0.78%	0.81%
Before fees paid indirectly (a)	0.87%	0.84%	0.80%	0.81%	0.82%	0.83%
Ratio of net investment loss to average net assets:
After fees paid indirectly (a)	(0.48)%	(0.51)%	(0.39)%	(0.48)%	(0.21)%	(0.55)%
Before fees paid indirectly (a)	(0.48)%	(0.52)%	(0.43)%	(0.56)%	(0.25)%	(0.57)%
Portfolio turnover rate	41%	74%	103%	81%	114%	110%

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,

		2006 (e)	2005 (e)	2004	2003	2002
Net asset value, beginning of period	$15.95	$15.93	$14.29	$12.54	$8.90	$12.75

Income (loss) from investment operations:
Net investment loss	(0.06)	(0.13)	(0.09)	(0.09)	(0.04)	(0.08)
Net realized and unrealized gain (loss) on investments	2.12	1.57	1.73	1.84	3.68	(3.77)

Total from investment operations	2.06	1.44	1.64	1.75	3.64	(3.85)

Less distributions:
Distributions from realized gains	—	(1.42)	—	—	—	—

Net asset value, end of period	$18.01	$15.95	$15.93	$14.29	$12.54	$8.90

Total return (b)	12.92%	8.98%	11.55%	13.96%	40.90%	(30.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$749,166	$720,886	$692,269	$639,666	$552,216	$308,406
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.11%	1.08%	1.01%	0.98%	1.03%	1.06%
Before fees paid indirectly (a)	1.12%	1.09%	1.05%	1.06%	1.07%	1.08%
Ratio of net investment loss to average net assets:
After fees paid indirectly (a)	(0.73)%	(0.76)%	(0.64)%	(0.73)%	(0.46)%	(0.80)%
Before fees paid indirectly (a)	(0.73)%	(0.77)%	(0.68)%	(0.81)%	(0.50)%	(0.82)%
Portfolio turnover rate	41%	74%	103%	81%	114%	110%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,

		2006 (e)	2005 (e)	2004	2003	2002
Net asset value, beginning of period	$16.39	$14.51	$14.21	$12.77	$10.03	$11.77

Income (loss) from investment operations:
Net investment income	0.15	0.30	0.26	0.20	0.18	0.18
Net realized and unrealized gain (loss) on investments	0.78	2.83	0.55	1.55	2.73	(1.76)

Total from investment operations	0.93	3.13	0.81	1.75	2.91	(1.58)

Less distributions:
Dividends from net investment income	—	(0.30)	(0.21)	(0.22)	(0.17)	(0.16)
Distributions from realized gains	—	(0.95)	(0.30)	(0.09)	—	—

Total dividends and distributions	—	(1.25)	(0.51)	(0.31)	(0.17)	(0.16)

Net asset value, end of period	$17.32	$16.39	$14.51	$14.21	$12.77	$10.03

Total return (b)	5.67%	21.70%	5.68%	13.74%	29.07%	(13.42)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,864,874	$1,531,086	$1,329,984	$49,292	$32,274	$21,214
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.66%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.69%	0.69%	0.59%	0.70%	0.70%	0.69%
Before waivers and fees paid indirectly (a)	0.72%	0.70%	0.66%	0.70%	0.70%	0.73%
Ratio of net investment income to average net assets:
After waivers (a)	1.82%	1.92%	1.74%	1.74%	1.82%	1.77%
After waivers and fees paid indirectly (a)	1.83%	1.93%	1.81%	1.74%	1.82%	1.78%
Before waivers and fees paid indirectly (a)	1.80%	1.92%	1.74%	1.74%	1.82%	1.75%
Portfolio turnover rate	11%	28%	16%	28%	21%	13%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$—	$—	$—	$— #	$— #

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,

		2006 (e)	2005 (e)	2004	2003	2002
Net asset value, beginning of period	$16.38	$14.50	$14.20	$12.76	$10.03	$11.77

Income (loss) from investment operations:
Net investment income	0.13	0.26	0.22	0.18	0.15	0.14
Net realized and unrealized gain (loss) on investments	0.78	2.83	0.55	1.53	2.73	(1.74)

Total from investment operations	0.91	3.09	0.77	1.71	2.88	(1.60)

Less distributions:
Dividends from net investment income	—	(0.26)	(0.17)	(0.18)	(0.15)	(0.14)
Distributions from realized gains	—	(0.95)	(0.30)	(0.09)	—	—

Total dividends and distributions	—	(1.21)	(0.47)	(0.27)	(0.15)	(0.14)

Net asset value, end of period	$17.29	$16.38	$14.50	$14.20	$12.76	$10.03

Total return (b)	5.56%	21.41%	5.42%	13.46%	28.73%	(13.61)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,964,689	$2,844,395	$2,219,168	$2,006,001	$1,508,256	$800,212
Ratio of expenses to average net assets:
After waivers (a)	0.95%	0.95%	0.91%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.94%	0.94%	0.84%	0.95%	0.95%	0.94%
Before waivers and fees paid indirectly (a)	0.97%	0.95%	0.91%	0.95%	0.95%	0.98%
Ratio of net investment income to average net assets:
After waivers (a)	1.57%	1.67%	1.49%	1.49%	1.57%	1.52%
After waivers and fees paid indirectly (a)	1.58%	1.68%	1.56%	1.49%	1.57%	1.53%
Before waivers and fees paid indirectly (a)	1.55%	1.67%	1.49%	1.49%	1.57%	1.50%
Portfolio turnover rate	11%	28%	16%	28%	21%	13%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$—	$—	$—	$— #	$— #

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31, 2006 (e)		October 3, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$11.20	$10.16		$10.00

Income (loss) from investment operations:
Net investment income	0.04	0.09		0.04
Net realized and unrealized gain on investments	1.08	1.07		0.17

Total from investment operations	1.12	1.16		0.21

Less distributions:
Dividends from net investment income	—	(0.08)		(0.05)
Distributions from realized gains	—	(0.04)		—

Total dividends and distributions	—	(0.12)		(0.05)

Net asset value, end of period	$12.32	$11.20		$10.16

Total return (b)	10.00%	11.43%		2.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$196	$114		$102
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.90%	0.90%		0.89%
After waivers and reimbursements, and fees paid indirectly (a)	0.85%	0.76	%(c)	7.68%
Before waivers and reimbursements, and fees paid indirectly (a)	1.04%	1.23	%(c)	7.68%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.56%	0.70%		1.55%
After waivers and reimbursements, and fees paid indirectly (a)	0.62%	0.82%		1.55%
Before waivers and reimbursements, and fees paid indirectly (a)	0.43%	0.32%		(5.24)%
Portfolio turnover rate	14%	34%		5%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.04		$0.17

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31, 2006 (e)		October 3, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$11.22	$10.18		$10.00

Income (loss) from investment operations:
Net investment income	0.02	0.07		0.03
Net realized and unrealized gain on investments	1.09	1.06		0.17

Total from investment operations	1.11	1.13		0.20

Less distributions:
Dividends from net investment income	—	(0.05)		(0.02)
Distributions from realized gains	—	(0.04)		—

Total dividends and distributions	—	(0.09)		(0.02)

Net asset value, end of period	$12.33	$11.22		$10.18

Total return (b)	9.89%	11.24%		1.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$58,033	$38,514		$9,074
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.15%	1.15%		1.14%
After waivers and reimbursements, and fees paid indirectly (a)	1.10%	1.01%		7.93%
Before waivers and reimbursements, and fees paid indirectly (a)	1.29%	1.48%		7.93%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.30%	0.53%		1.30%
After waivers and reimbursements, and fees paid indirectly (a)	0.36%	0.66%		1.30%
Before waivers and reimbursements, and fees paid indirectly (a)	0.16%	0.19%		(5.49)%
Portfolio turnover rate	14%	34%		5%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01	$0.03		$0.17

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	June 15, 2007* to June 30, 2007 (Unaudited) (e)
Net asset value, beginning of period	$10.79

Income from investment operations:
Net investment income	—	#
Net realized and unrealized gain on investments	0.03

Total from investment operations	0.03

Less distributions:
Distributions from net investment income	—

Net asset value, end of period	$10.82

Total return (b)	0.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,099
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(w)	3.36	%(c)
After waivers and reimbursements, exclusive of dividends on securities sold short (a)	1.72%
Before waivers and reimbursements (a)(w)	3.36	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(w)	1.92	%(c)
After waivers and reimbursements, exclusive of dividends on securities sold short (a)	3.55	%(c)
Before waivers and reimbursements (a)(w)	1.92	%(c)
Portfolio turnover rate	71%

	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,			May 1, 2003* to December 31, 2003
Class IB		2006	2005	2004(e)
Net asset value, beginning of period	$10.59	$10.74	$9.99	$9.64	$10.00

Income from investment operations:
Net investment income (loss)	0.12	0.28	0.08	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	0.11	(0.13)	0.67	0.39	(0.31)

Total from investment operations	0.23	0.15	0.75	0.35	(0.36)

Less distributions:
Distributions from net investment income	—	(0.30)	—	—	—

Net asset value, end of period	$10.82	$10.59	$10.74	$9.99	$9.64

Total return (b)	2.17%	1.45%	7.51%	3.63%	(3.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$170,367	$167,206	$144,730	$53,045	$9,508
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(w)	3.61%	3.06%	3.21%	3.14%	2.98%
After waivers and reimbursements, exclusive of dividends on securities sold short (a)	1.97%	1.99%	1.99%	1.99%	2.00%
Before waivers and reimbursements (a)(w)	3.61%	3.06%	3.23%	4.10%	7.55%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a) (w)	2.17%	2.54%	1.02%	(0.77)%	(0.90)%
After waivers and reimbursements, exclusive of dividends on securities sold short (a)	3.80%	* ***	* ***	* ***	* ***
Before waivers and reimbursements (a)(w)	2.17%	* ***	* ***	* ***	* ***
Portfolio turnover rate	71%	147%	123%	89%	131%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO(r)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,				October 2, 2002* to December 31, 2002
Class IA		2006 (e)	2005 (e)	2004	2003
Net asset value, beginning of period	$17.03	$15.06	$15.48	$14.71	$11.27	$10.10

Income from investment operations:
Net investment income	0.13	0.26	0.21	0.17	0.14	0.04
Net realized and unrealized gain on investments	1.27	2.92	0.28	1.42	3.40	1.24

Total from investment operations	1.40	3.18	0.49	1.59	3.54	1.28

Less distributions:
Dividends from net investment income	—	(0.25)	(0.18)	(0.16)	(0.10)	(0.11)
Distributions from realized gains	—	(0.96)	(0.73)	(0.66)	—	—

Total dividends and distributions	—	(1.21)	(0.91)	(0.82)	(0.10)	(0.11)

Net asset value, end of period	$18.43	$17.03	$15.06	$15.48	$14.71	$11.27

Total return (b)	8.28%	21.18%	3.19%	10.89%	31.57%	12.54%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,364,118	$1,915,669	$1,361,870	$636,240	$355,625	$71
Ratio of expenses to average net assets:
After waivers (a)	0.68%	0.66%	0.62%	N/A	0.67%	0.70%
After waivers and fees paid indirectly (a)	0.66%	0.65%	0.60%	0.61%	0.66%	0.69%
Before waivers and fees paid indirectly (a)	0.68%	0.66%	0.62%	0.63%	0.67%	0.70%
Ratio of net investment income to average net assets:
After waivers (a)	1.46%	1.61%	1.35%	N/A	1.04%	0.97%
After waivers and fees paid indirectly (a)	1.47%	1.61%	1.37%	1.12%	1.05%	0.98%
Before waivers and fees paid indirectly (a)	1.46%	1.61%	1.35%	1.10%	1.04%	0.97%
Portfolio turnover rate	19%	38%	52%	49%	34%	39%

	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,
Class IB		2006(e)	2005(e)	2004(e)	2003(e)	2002
Net asset value, beginning of period	$17.07	$15.09	$15.50	$14.74	$11.29	$13.77

Income (loss) from investment operations:
Net investment income	0.11	0.22	0.17	0.13	0.10	0.08
Net realized and unrealized gain (loss) on investments	1.27	2.93	0.29	1.41	3.42	(2.35)

Total from investment operations	1.38	3.15	0.46	1.54	3.52	(2.27)

Less distributions:
Dividends from net investment income	—	(0.21)	(0.14)	(0.12)	(0.07)	(0.08)
Distributions from realized gains	—	(0.96)	(0.73)	(0.66)	—	(0.13)

Total dividends and distributions	—	(1.17)	(0.87)	(0.78)	(0.07)	(0.21)

Net asset value, end of period	$18.45	$17.07	$15.09	$15.50	$14.74	$11.29

Total return (b)	8.08%	20.90%	2.99%	10.52%	31.28%	(16.68)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,720,053	$1,636,862	$1,445,518	$1,459,792	$1,137,826	$680,559
Ratio of expenses to average net assets:
After waivers (a)	0.93%	0.91%	0.87%	N/A	0.92%	0.95%
After waivers and fees paid indirectly (a)	0.91%	0.90%	0.85%	0.86%	0.91%	0.94%
Before waivers and fees paid indirectly (a)	0.93%	0.91%	0.87%	0.88%	0.92%	0.95%
Ratio of net investment income to average net assets:
After waivers (a)	1.21%	1.35%	1.10%	N/A	0.79%	0.72%
After waivers and fees paid indirectly (a)	1.22%	1.36%	1.12%	0.87%	0.80%	0.73%
Before waivers and fees paid indirectly (a)	1.21%	1.35%	1.10%	0.85%	0.79%	0.72%
Portfolio turnover rate	19%	38%	52%	49%	34%	39%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO(i)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2007 (Unaudited) (e)		Year Ended December 31,				March 25, 2002* to December 31, 2002
Class IA			2006 (e)	2005 (e)	2004(e)	2003(e)
Net asset value, beginning of period	$16.67		$14.20	$13.03	$10.86	$8.66	$10.52

Income (loss) from investment operations:
Net investment income	0.29		0.30	0.25	0.17	0.14	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.45		3.37	1.19	2.21	2.30	(1.85)

Total from investment operations	1.74		3.67	1.44	2.38	2.44	(1.78)

Less distributions:
Dividends from net investment income	—		(0.32)	(0.27)	(0.21)	(0.24)	(0.08)
Dividends from realized gains	—		(0.88)	—	—	—	—

Total dividends and distributions	—		(1.20)	(0.27)	(0.21)	(0.24)	(0.08)

Net asset value, end of period	$18.41		$16.67	$14.20	$13.03	$10.86	$8.66

Total return (b)	10.44%		25.98%	11.07%	22.04%	28.27%	(16.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,008,000		$680,147	$236,340	$5,598	$2,163	$108
Ratio of expenses to average net assets:
After waivers (a)	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
After waivers and fees paid indirectly (a)	1.00%		1.00%	1.00%	0.93%	0.93%	0.99%
Before waivers and fees paid indirectly (a)	1.00%		1.00%	1.00%	1.00%	1.01%	1.05%
Ratio of net investment income to average net assets:
After waivers (a)	3.28	%(c)	1.82%	1.83%	1.42%	1.35%	1.00%
After waivers and fees paid indirectly (a)	3.28	%(c)	1.82%	1.83%	1.49%	1.42%	1.01%
Before waivers and fees paid indirectly (a)	3.28	%(c)	1.82%	1.83%	1.42%	1.34%	0.95%
Portfolio turnover rate	38%		57%	64%	63%	163%	55%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$—	$—	$—	$—	$— #

	Six Months Ended June 30, 2007 (Unaudited) (e)		Year Ended December 31,
Class IB			2006 (e)	2005 (e)	2004(e)	2003(e)	2002
Net asset value, beginning of period	$16.67		$14.20	$13.03	$10.86	$8.66	$10.46

Income (loss) from investment operations:
Net investment income	0.26		0.29	0.21	0.14	0.11	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.46		3.34	1.19	2.21	2.31	(1.80)

Total from investment operations	1.72		3.63	1.40	2.35	2.42	(1.74)

Less distributions:
Dividends from net investment income	—		(0.28)	(0.23)	(0.18)	(0.22)	(0.06)
Distributions from realized gains	—		(0.88)	—	—	—	—

Total dividends and distributions	—		(1.16)	(0.23)	(0.18)	(0.22)	(0.06)

Net asset value, end of period	$18.39		$16.67	$14.20	$13.03	$10.86	$8.66

Total return (b)	10.32%		25.66%	10.79%	21.73%	28.01%	(16.61)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,879,987		$1,655,259	$1,189,337	$894,530	$675,246	$454,735
Ratio of expenses to average net assets:
After waivers (a)	1.25%		1.25%	1.25%	1.25%	1.25%	1.25%
After waivers and fees paid indirectly (a)	1.25%		1.25%	1.25%	1.18%	1.18%	1.24%
Before waivers and fees paid indirectly (a)	1.25%		1.25%	1.25%	1.25%	1.26%	1.30%
Ratio of net investment income to average net assets:
After waivers (a)	3.03	%(c)	1.77%	1.58%	1.17%	1.10%	0.75%
After waivers and fees paid indirectly (a)	3.03	%(c)	1.77%	1.58%	1.24%	1.17%	0.76%
Before waivers and fees paid indirectly (a)	3.03	%(c)	1.77%	1.58%	1.17%	1.09%	0.70%
Portfolio turnover rate	38%		57%	64%	63%	163%	55%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$—	$—	$—	$—	$— #

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2007 (Unaudited)(e)	Year Ended December 31,
Class IA		2006 (e)	2005 (e)		2004	2003(e)		2002(e)
Net asset value, beginning of period	$10.01	$10.11	$10.69		$11.56		$11.83		$11.27

Income (loss) from investment operations:
Net investment income	0.25	0.45	0.42		0.55		0.49		0.52
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.18)	(0.06)	(0.33)		(0.30)		(0.17)		0.49

Total from investment operations	0.07	0.39	0.09		0.25		0.32		1.01

Less distributions:
Dividends from net investment income	—	(0.48)	(0.49)		(1.10)		(0.59)		(0.45)
Distributions from realized gains	—	(0.01)	(0.18)		(0.02)		—		—

Total dividends and distributions	—	(0.49)	(0.67)		(1.12)		(0.59)		(0.45)

Net asset value, end of period	$10.08	$10.01	$10.11		$10.69		$11.56		$11.83

Total return (b)	0.70%	3.85%	0.89%		2.24%		2.67%		9.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$38,976	$40,299	$47,085		$61,708		$73,772		$92,499
Ratio of expenses to average net assets:
After waivers (a)	0.45%	0.65%	0.75	%(c)	0.75%		0.66%		0.65%
Before waivers (a)	0.68%	0.72%	0.76	%(c)	0.78%		0.66%		0.65%
Ratio of net investment income to average net assets:
After waivers (a)	5.02%	4.45%	3.91	%(c)	3.91%		4.14%		4.56%
Before waivers (a)	4.79%	4.37%	3.90	%(c)	3.88%		4.14%		4.56%
Portfolio turnover rate	21%	153%	49%		13%		14%		10%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01	$—	#	$— #	$	**	$	**

Class IB	Six Months Ended June 30, 2007 (Unaudited)(e)	Year Ended December 31, 2006 (e)		June 20, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$10.02	$10.12		$10.77

Income from investment operations:
Net investment income	0.24	0.44		0.21
Net realized and unrealized loss on investments and foreign currency transactions	(0.18)	(0.07)		(0.21)

Total from investment operations	0.06	0.37		—	#

Less distributions:
Dividends from net investment income	—	(0.46)		(0.47)
Distributions from realized gains	—	(0.01)		(0.18)

Total dividends and distributions	—	(0.47)		(0.65)

Net asset value, end of period	$10.08	$10.02		$10.12

Total return (b)	0.60%	3.58%		(0.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$862	$598		$251
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.90	%(c)	1.00	%(c)
Before waivers (a)	0.93%	0.97	%(c)	1.01	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	4.78%	4.30%		3.66	%(c)
Before waivers (a)	4.55%	4.18%		3.65	%(c)
Portfolio turnover rate	21%	153%		49%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01		$—	#

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO(n)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,		December 13, 2004* to December 31, 2004(e)
Class IA		2006 (e)	2005 (e)
Net asset value, beginning of period	$6.91	$6.35	$6.06	$5.99

Income from investment operations:
Net investment income	0.08	0.14	0.12	0.01
Net realized and unrealized gain on investments and foreign currency transactions	0.43	0.88	0.27	0.15

Total from investment operations	0.51	1.02	0.39	0.16

Less distributions:
Dividends from net investment income	—	(0.14)	(0.10)	(0.09)
Distributions from realized gains	—	(0.32)	—	—

Total dividends and distributions	—	(0.46)	(0.10)	(0.09)

Net asset value, end of period	$7.42	$6.91	$6.35	$6.06

Total return (b)	7.38%	16.17%	6.47%	1.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$108,013	$104,746	$109,196	$117,151
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%	0.80%	0.80	%(c)
After waivers and fees paid indirectly (a)	0.80%	0.80%	0.79%	0.80	%(c)
Before waivers and fees paid indirectly (a)	0.89%	0.87%	0.83%	0.89	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	2.18%	2.09%	1.90%	1.85	%(c)
After waivers and fees paid indirectly (a)	2.18%	2.09%	1.91%	1.85	%(c)
Before waivers and fees paid indirectly (a)	2.09%	2.02%	1.87%	1.76	%(c)
Portfolio turnover rate	31%	84%	92%	55%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	$— #	$—	#

	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,
Class IB		2006 (e)	2005(e)	2004(e)	2003(e)		2002(e)
Net asset value, beginning of period	$6.93	$6.36	$6.07	$5.27		$4.22		$5.02

Income (loss) from investment operations:
Net investment income	0.07	0.12	0.10	0.09		0.08		0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.43	0.89	0.28	0.85		1.04		(0.81)

Total from investment operations	0.50	1.01	0.38	0.94		1.12		(0.74)

Less distributions:
Dividends from net investment income	—	(0.12)	(0.09)	(0.14)		(0.07)		(0.06)
Distributions from realized gains	—	(0.32)	—	—		—		—

Total dividends and distributions	—	(0.44)	(0.09)	(0.14)		(0.07)		(0.06)

Net asset value, end of period	$7.43	$6.93	$6.36	$6.07		$5.27		$4.22

Total return (b)	7.22%	16.01%	6.19%	17.88%		26.65%		(14.76)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$363,475	$344,728	$260,079	$92,294		$48,094		$37,716
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%	1.05%	1.05%		1.05%		0.90%
After waivers and fees paid indirectly (a)	1.05%	1.05%	1.04%	1.05%		N/A		N/A
Before waivers and fees paid indirectly (a)	1.14%	1.12%	1.08%	1.21%		1.06%		0.90%
Ratio of net investment income to average net assets:
After waivers (a)	1.93%	1.84%	1.65%	1.60%		1.70%		1.44%
After waivers and fees paid indirectly (a)	1.93%	1.84%	1.66%	1.60%		N/A		N/A
Before waivers and fees paid indirectly (a)	1.84%	1.77%	1.62%	1.44%		1.69%		1.44%
Portfolio turnover rate	31%	84%	92%	55%		103%		35%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	$— #	$0.01	$	**	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO(o)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,					October 2, 2002* to December 31, 2002
Class IA		2006 (e)		2005 (e)	2004	2003
Net asset value, beginning of period	$8.62	$8.26		$7.84	$7.55	$5.88	$5.64

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.03		— #	— #	(0.01)	— #
Net realized and unrealized gain on investments and foreign currency transactions	0.67	0.42		0.70	0.29	1.68	0.24

Total from investment operations	0.69	0.45		0.70	0.29	1.67	0.24

Less distributions:
Distributions from realized gains	—	(0.09)		(0.28)	—	—	—

Net asset value, end of period	$9.31	$8.62		$8.26	$7.84	$7.55	$5.88

Total return (b)	8.00%	5.50%		8.92%	3.84%	28.40%	4.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,777	$7,005		$74	$68	$65	$51
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%		0.80%	0.80%	0.80%	0.80%
After waivers and fees paid indirectly (a)	0.80%	0.80%		0.78%	0.75%	0.75%	0.70%
Before waivers and fees paid indirectly (a)	0.88%	0.87%		0.84%	0.94%	1.20%	1.82%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.39%	0.34%		(0.02)%	— %‡‡	(0.20)%	(0.13)%
After waivers and fees paid indirectly (a)	0.39%	0.34%		— %‡‡	0.05%	(0.15)%	(0.03)%
Before waivers and fees paid indirectly (a)	0.31%	0.27%		(0.06)%	(0.14)%	(0.60)%	(1.15)%
Portfolio turnover rate	26%	61%		114%	38%	54%	130%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$0.01		$— #	$0.01	$0.03	$0.02

	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,
Class IB		2006(e)		2005(e)	2004	2003	2002
Net asset value, beginning of period	$8.53	$8.19		$7.79	$7.52	$5.88	$7.99

Income (loss) from investment operations:
Net investment income (loss)	0.01	—	#	(0.02)	(0.01)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.66	0.43		0.70	0.28	1.66	(2.10)

Total from investment operations	0.67	0.43		0.68	0.27	1.64	(2.11)

Less distributions:
Distributions from realized gains	—	(0.09)		(0.28)	—	—	—

Net asset value, end of period	$9.20	$8.53		$8.19	$7.79	$7.52	$5.88

Total return (b)	7.85%	5.30%		8.72%	3.59%	27.89%	(26.41)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$87,165	$79,100		$72,411	$47,244	$33,711	$11,064
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%		1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)	1.05%	1.05%		1.03%	1.00%	1.00%	0.95%
Before waivers and fees paid indirectly (a)	1.13%	1.12	%(c)	1.09%	1.19%	1.45%	2.07%
Ratio of net investment loss to average net assets:
After waivers (a)	0.14%	(0.01)%		(0.27)%	(0.25)%	(0.45)%	(0.38)%
After waivers and fees paid indirectly (a)	0.14%	(0.01)%		(0.25)%	(0.20)%	(0.40)%	(0.28)%
Before waivers and fees paid indirectly (a)	0.06%	(0.06)%		(0.31)%	(0.39)%	(0.85)%	(1.40)%
Portfolio turnover rate	26%	61%		114%	38%	54%	130%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$— #	$—	#	$— #	$0.01	$0.02	$0.04

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2007 (Unaudited) (e)		Year Ended December 31,				October 2, 2002* to December 31, 2002
Class IA			2006 (e)	2005 (e)	2004	2003
Net asset value, beginning of period	$14.01		$13.07	$12.43	$11.84	$9.56	$9.28

Income from investment operations:
Net investment income	0.02		0.03	0.02	0.12	0.04	0.01
Net realized and unrealized gain on investments and foreign currency transactions	0.87		0.97	0.65	0.57	2.28	0.31

Total from investment operations	0.89		1.00	0.67	0.69	2.32	0.32

Less distributions:
Dividends from net investment income	—		(0.06)	(0.03)	(0.10)	(0.04)	(0.04)

Net asset value, end of period	$14.90		$14.01	$13.07	$12.43	$11.84	$9.56

Total return (b)	6.35%		7.63%	5.38%	5.81%	24.27%	3.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$188		$139	$131	$126	$117	$51
Ratio of expenses to average net assets:
After waivers (a)	0.70%		0.70%	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.69%		0.69%	0.69%	0.42%	0.68%	0.67%
Before waivers and fees paid indirectly (a)	0.79%		0.78%	0.74%	0.74%	0.78%	0.77%
Ratio of net investment income to average net assets:
After waivers (a)	0.25	%(c)	0.24%	0.17%	0.71%	0.35%	0.33%
After waivers and fees paid indirectly (a)	0.26	%(c)	0.25%	0.18%	0.99%	0.37%	0.36%
Before waivers and fees paid indirectly (a)	0.16	%(c)	0.17%	0.13%	0.67%	0.27%	0.26%
Portfolio turnover rate	17%		33%	49%	133%	62%	147%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$0.01	$— #	$— #	$0.01	$— #

	Six Months Ended June 30, 2007 (Unaudited) (e)		Year Ended December 31,
Class IB			2006(e)	2005 (e)	2004	2003	2002
Net asset value, beginning of period	$14.01		$13.06	$12.46	$11.87	$9.58	$13.03

Income (loss) from investment operations:
Net investment income (loss)	—	#	— #	(0.01)	0.09	0.01	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.87		0.97	0.64	0.56	2.29	(3.45)

Total from investment operations	0.87		0.97	0.63	0.65	2.30	(3.44)

Less distributions:
Dividends from net investment income	—		(0.02)	(0.03)	(0.06)	(0.01)	(0.01)

Net asset value, end of period	$14.88		$14.01	$13.06	$12.46	$11.87	$9.58

Total return (b)	6.21%		7.44%	5.04%	5.53%	24.05%	(26.39)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$446,530		$402,219	$297,416	$254,282	$263,715	$199,462
Ratio of expenses to average net assets:
After waivers (a)	0.95%		0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.94%		0.94%	0.94%	0.67%	0.93%	0.92%
Before waivers and fees paid indirectly (a)	1.04	%(c)	1.03%	0.99%	0.99%	1.03%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	—	‡‡%	(0.01)%	(0.08)%	0.46%	0.10%	0.08%
After waivers and fees paid indirectly (a)	0.01%		— ‡‡%	(0.07)%	0.74%	0.12%	0.11%
Before waivers and fees paid indirectly (a)	(0.09)%		(0.09)%	(0.12)%	0.42%	0.02%	0.01%
Portfolio turnover rate	17%		33%	49%	133%	62%	147%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01		$0.01	$— #	$— #	$0.01	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO(h)(p)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,				March 25, 2002* to December 31, 2002
Class IA		2006(e)	2005 (e)	2004(e)	2003
Net asset value, beginning of period	$13.94	$12.50	$11.86	$10.75	$8.22	$10.84

Income (loss) from investment operations:
Net investment income	0.05	0.11	0.09	0.10	0.05	0.11
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.82	1.44	0.65	1.11	2.54	(2.71)

Total from investment operations	0.87	1.55	0.74	1.21	2.59	(2.60)

Less distributions:
Dividends from net investment income	—	(0.11)	(0.10)	(0.10)	(0.06)	(0.02)

Net asset value, end of period	$14.81	$13.94	$12.50	$11.86	$10.75	$8.22

Total return (b)	6.24%	12.32%	6.32%	11.28%	31.55%	(23.94)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,644	$4,494	$3,981	$523	$210	$82
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.69%	0.69%	0.69%	0.65%	0.68%	0.18%
Before waivers and fees paid indirectly (a)	0.78%	0.75%	0.70%	0.70%	0.72%	0.81%
Ratio of net investment income to average net assets:
After waivers (a)	0.76%	0.81%	0.72%	0.82%	0.63%	0.75%
After waivers and fees paid indirectly (a)	0.76%	0.82%	0.73%	0.87%	0.65%	1.27%
Before waivers and fees paid indirectly (a)	0.68%	0.76%	0.72%	0.82%	0.61%	0.64%
Portfolio turnover rate	14%	28%	30%	20%	24%	222%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01	$— #	$— #	$— #	$0.01

	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,				March 25, 2002* to December 31, 2002
Class IB		2006(e)	2005 (e)	2004(e)	2003
Net asset value, beginning of period	$13.95	$12.51	$11.86	$10.76	$8.22	$10.93

Income (loss) from investment operations:
Net investment income	0.04	0.07	0.06	0.07	0.03	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.81	1.45	0.66	1.10	2.55	(2.73)

Total from investment operations	0.85	1.52	0.72	1.17	2.58	(2.69)

Less distributions:
Dividends from net investment income	—	(0.08)	(0.07)	(0.07)	(0.04)	(0.02)

Net asset value, end of period	$14.80	$13.95	$12.51	$11.86	$10.76	$8.22

Total return (b)	6.09%	12.12%	6.05%	10.89%	31.41%	(24.62)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,050,038	$1,060,928	$1,025,615	$1,028,221	$877,404	$563,396
Ratio of expenses to average net assets:
After waivers (a)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.94%	0.94%	0.94%	0.90%	0.93%	0.43%
Before waivers and fees paid indirectly (a)	1.03%	1.00%	0.95%	0.95%	0.97%	1.06%
Ratio of net investment income to average net assets:
After waivers (a)	0.50%	0.56%	0.47%	0.57%	0.38%	0.50%
After waivers and fees paid indirectly (a)	0.51%	0.57%	0.48%	0.62%	0.40%	1.02%
Before waivers and fees paid indirectly (a)	0.43%	0.51%	0.47%	0.57%	0.36%	0.39%
Portfolio turnover rate	14%	28%	30%	20%	24%	222%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01	$— #	$— #	$— #	$— #

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO(k)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,					March 25, 2002* to December 31, 2002
Class IA		2006 (e)		2005 (e)	2004	2003
Net asset value, beginning of period	$11.79	$11.53		$11.50	$10.57	$7.77	$10.12

Income (loss) from investment operations:
Net investment income	0.05	0.11		0.08	0.06	0.03	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.75	1.07		0.63	0.95	2.82	(2.35)

Total from investment operations	0.80	1.18		0.71	1.01	2.85	(2.30)

Less distributions:
Dividends from net investment income	—	(0.11)		(0.09)	(0.08)	(0.05)	(0.05)
Distributions from realized gains	—	(0.81)		(0.59)	—	—	—

Total dividends and distributions	—	(0.92)		(0.68)	(0.08)	(0.05)	(0.05)

Net asset value, end of period	$12.59	$11.79		$11.53	$11.50	$10.57	$7.77

Total return (b)	6.79%	10.26%		6.24%	9.58%	36.72%	(22.77)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,528	$9,943		$7,222	$4,152	$1,359	$93
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%		0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.69%	0.69%		0.69%	0.68%	0.68%	0.66%
Before waivers and fees paid indirectly (a)	0.77%	0.75%		0.70%	0.70%	0.72%	0.77%
Ratio of net investment income to average net assets:
After waivers (a)	0.89%	0.90%		0.70%	0.74%	0.60%	0.68%
After waivers and fees paid indirectly (a)	0.90%	0.90%		0.71%	0.76%	0.62%	0.72%
Before waivers and fees paid indirectly (a)	0.82%	0.85%		0.70%	0.74%	0.58%	0.61%
Portfolio turnover rate	15%	30%		31%	19%	15%	30%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01		$—	$— #	$— #	$— #

	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,
Class IB		2006 (e)		2005 (e)	2004	2003	2002
Net asset value, beginning of period	$11.79	$11.53		$11.50	$10.57	$7.77	$10.22

Income (loss) from investment operations:
Net investment income	0.04	0.08		0.05	0.05	0.02	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.75	1.07		0.63	0.93	2.81	(2.45)

Total from investment operations	0.79	1.15		0.68	0.98	2.83	(2.42)

Less distributions:
Dividends from net investment income	—	(0.08)		(0.06)	(0.05)	(0.03)	(0.03)
Distributions from realized gains	—	(0.81)		(0.59)	—	—	—

Total dividends and distributions	—	(0.89)		(0.65)	(0.05)	(0.03)	(0.03)

Net asset value, end of period	$12.58	$11.79		$11.53	$11.50	$10.57	$7.77

Total return (b)	6.70%	9.98%		5.97%	9.30%	36.38%	(23.68)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,237,812	$1,228,903		$1,137,003	$1,040,979	$752,983	$273,334
Ratio of expenses to average net assets:
After waivers (a)	0.95%	0.95%		0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.94%	0.94%		0.94%	0.93%	0.93%	0.91%
Before waivers and fees paid indirectly (a)	1.02%	1.00	%(c)	0.95%	0.95%	0.97%	1.02%
Ratio of net investment income to average net assets:
After waivers (a)	0.64%	0.65%		0.45%	0.49%	0.35%	0.43%
After waivers and fees paid indirectly (a)	0.64%	0.65%		0.46%	0.51%	0.37%	0.47%
Before waivers and fees paid indirectly (a)	0.57%	0.60%		0.45%	0.49%	0.33%	0.36%
Portfolio turnover rate	15%	30%		31%	19%	15%	30%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01		$—	$— #	$— #	$— #

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,

		2006 (e)	2005 (e)	2004	2003(e)		2002(e)
Net asset value, beginning of period	$4.65	$4.56	$4.70	$4.82		$4.04		$4.34

Income (loss) from investment operations:
Net investment income	0.17	0.32	0.32	0.35		0.33		0.36
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.07)	0.04	(0.19)	0.10		0.54		(0.30)

Total from investment operations	0.10	0.36	0.13	0.45		0.87		0.06

Less distributions:
Dividends from net investment income	—	(0.27)	(0.27)	(0.57)		(0.09)		(0.36)

Net asset value, end of period	$4.75	$4.65	$4.56	$4.70		$4.82		$4.04

Total return (b)	2.15%	7.95%	2.72%	9.70%		22.64%		1.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$235,467	$192,056	$115,154	$86,676		$90,014		$77,130
Ratio of expenses to average net assets:
After waivers (a)	1.00%	0.96%	0.85%	0.85%		0.79%		0.79%
After waivers and fees paid indirectly (a)	1.00%	0.96%	0.85%	N/A		N/A		N/A
Before waivers and fees paid indirectly (a)	1.01%	1.00%	1.01%	0.97%		0.79%		0.79%
Ratio of net investment income to average net assets:
After waivers (a)	7.04%	6.76%	6.75%	6.61%		7.53%		8.61%
After waivers and fees paid indirectly (a)	7.04%	6.76%	6.75%	N/A		N/A		N/A
Before waivers and fees paid indirectly (a)	7.03%	6.72%	6.59%	6.49%		7.53%		8.61%
Portfolio turnover rate	35%	51%	50%	66%		60%		81%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	$0.01	$0.01	$	**	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)		August 31, 2006* to December 31, 2006 (e)
Net asset value, beginning of period	$10.80		$10.00

Income from investment operations:
Net investment income	0.05		0.07
Net realized and unrealized gain on investments	0.65		0.76

Total from investment operations	0.70		0.83

Less distributions:
Dividends from net investment income	—		(0.03)
Distributions from realized gains	—		—	#

Total dividends and distributions	—		(0.03)

Net asset value, end of period	$11.50		$10.80

Total return (b)	6.48%		8.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$126,101		$2,681
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05	%(c)	1.05%
After waivers, reimbursements, and fees paid indirectly (a)	1.03%		1.02%
Before waivers, reimbursements, and fees paid indirectly (a)	1.05	%(c)	1.59	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.21	%(c)	1.83%
After waivers, reimbursements, and fees paid indirectly (a)	1.22	%(c)	1.86%
Before waivers, reimbursements, and fees paid indirectly (a)	1.21	%(c)	0.28%
Portfolio turnover rate	2%		0	%‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$0.05

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)		August 31, 2006* to December 31, 2006 (e)
Net asset value, beginning of period	$10.80		$10.00

Income from investment operations:
Net investment income	0.06		0.04
Net realized and unrealized gain on investments	0.63		0.78

Total from investment operations	0.69		0.82

Less distribution
Dividends from net investment income	—		(0.02)
Distributions from realized gains	—		—	#

Total dividends and distributions	—		(0.02)

Net asset value, end of period	$11.49		$10.80

Total return (b)	6.39%		8.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$201,311		$64,531
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30%		1.30%
After waivers, reimbursements, and fees paid indirectly (a)	1.28%		1.27%
Before waivers, reimbursements, and fees paid indirectly (a)	1.30%		1.84	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.96	%(c)	0.96%
After waivers, reimbursements, and fees paid indirectly (a)	0.97	%(c)	1.00%
Before waivers, reimbursements, and fees paid indirectly (a)	0.96	%(c)	0.49%
Portfolio turnover rate	2%		0	%‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$0.02

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,
		2006 (e)	2005 (e)	2004	2003	2002
Net asset value, beginning of period	$25.92	$23.52	$23.24	$21.38	$16.92	$22.05

Income (loss) from investment operations:
Net investment income	0.21	0.39	0.37	0.39	0.28	0.26
Net realized and unrealized gain (loss) on investments	1.53	3.22	0.72	1.85	4.47	(5.15)

Total from investment operations	1.74	3.61	1.09	2.24	4.75	(4.89)

Less distributions:
Dividends from net investment income	—	(0.41)	(0.38)	(0.38)	(0.29)	(0.22)
Distributions from realized gains	—	(0.80)	(0.43)	—	—	(0.02)

Total dividends and distributions	—	(1.21)	(0.81)	(0.38)	(0.29)	(0.24)

Net asset value, end of period	$27.66	$25.92	$23.52	$23.24	$21.38	$16.92

Total return (b)	6.75%	15.37%	4.68%	10.50%	28.14%	(22.19)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,678,870	$1,615,477	$1,560,845	$1,633,378	$1,560,563	$1,256,522
Ratio of expenses to average net assets (a)	0.38%	0.35%	0.30%	0.30%	0.31%	0.32%
Ratio of net investment income to average net assets (a)	1.55%	1.58%	1.57%	1.75%	1.48%	1.30%
Portfolio turnover rate	2%	4%	7%	1%	— ‡%	8%

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,
		2006 (e)	2005 (e)	2004	2003	2002
Net asset value, beginning of period	$25.79	$23.41	$23.13	$21.28	$16.84	$21.95

Income (loss) from investment operations:
Net investment income	0.17	0.33	0.31	0.31	0.19	0.18
Net realized and unrealized gain (loss) on investments	1.54	3.19	0.72	1.86	4.49	(5.09)

Total from investment operations	1.71	3.52	1.03	2.17	4.68	(4.91)

Less distributions:
Dividends from net investment income	—	(0.34)	(0.32)	(0.32)	(0.24)	(0.18)
Distributions from realized gains	—	(0.80)	(0.43)	—	—	(0.02)

Total dividends and distributions	—	(1.14)	(0.75)	(0.32)	(0.24)	(0.20)

Net asset value, end of period	$27.50	$25.79	$23.41	$23.13	$21.28	$16.84

Total return	6.63%	15.06%	4.42%	10.21%	27.83%	(22.39)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,188,430	$2,142,776	$2,018,231	$1,951,348	$1,589,054	$860,185
Ratio of expenses to average net assets (a)	0.63%	0.60%	0.55%	0.55%	0.56%	0.57%
Ratio of net investment income to average net assets (a)	1.30%	1.33%	1.32%	1.50%	1.23%	1.05%
Portfolio turnover rate	2%	4%	7%	1%	— ‡%	8%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31, 2006 (e)	October 3, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$10.08	$9.77	$10.00

Income (loss) from investment operations:
Net investment income	0.21	0.36	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.18)	— #	(0.28)

Total from investment operations	0.03	0.36	(0.23)

Less distributions:
Dividends from net investment income	—	(0.03)	—
Distributions from realized gains	—	(0.02)	—

Total dividends and distributions	—	(0.05)	—

Net asset value, end of period	$10.11	$10.08	$9.77

Total return (b)	0.30%	3.70%	(2.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$479,824	$272,209	$98
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.88%	0.90%	0.90%
Before waivers and reimbursements (a)	0.88%	0.90%	6.98%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	4.14%	3.67%	2.11%
Before waivers and reimbursements (a)	4.17%	3.67%	(3.97)%
Portfolio turnover rate	65%	74%	10%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$0.15

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31, 2006 (e)	October 3, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$10.08	$9.77	$10.00

Income (loss) from investment operations:
Net investment income.	0.19	0.33	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.17)	0.01	(0.27)

Total from investment operations	0.02	0.34	(0.23)

Less distributions:
Dividends from net investment income	—	(0.01)	—
Distributions from realized gains	—	(0.02)	—

Total dividends and distributions	—	(0.03)	—

Net asset value, end of period	$10.10	$10.08	$9.77

Total return (b)	0.20%	3.44%	(2.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$132,661	$96,604	$11,942
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.13%	1.15%	1.15%
Before waivers and reimbursements (a)	1.13%	1.15%	7.23%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	3.89%	3.29%	1.86%
Before waivers and reimbursements (a)	3.91%	3.29%	(4.22)%
Portfolio turnover rate	65%	74%	10%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$0.15

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,				October 2, 2002* to December 31, 2002
		2006 (e)	2005 (e)	2004	2003
Net asset value, beginning of period	$8.68	$9.08	$8.98	$8.41	$6.08	$5.98

Income (loss) from investment operations:
Net investment income	0.01	0.01	0.01	0.05	— #	0.01
Net realized and unrealized gain on investments	0.88	0.54	0.36	0.57	2.33	0.09

Total from investment operations	0.89	0.55	0.37	0.62	2.33	0.10

Less distributions:
Dividends from net investment income	—	—	— #	(0.05)	—	—
Distributions from realized gains	—	(0.95)	(0.27)	—	—	—

Total dividends and distributions	—	(0.95)	(0.27)	(0.05)	—	—

Net asset value, end of period	$9.57	$8.68	$9.08	$8.98	$8.41	$6.08

Total return (b)	10.25%	6.07%	4.22%	7.35%	38.55%	1.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$184	$164	$186	$89	$75	$50
Ratio of expenses to average net assets:
After waivers (a)	0.90%	0.83%	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.90%	0.77%	0.50%	0.32%	0.59%	0.51%
Before waivers and fees paid indirectly (a)	0.90%	0.83%	0.75%	0.76%	0.90%	1.29%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.13%	0.10%	(0.03)%	0.27%	(0.19)%	(0.04)%
After waivers and fees paid indirectly (a)	0.13%	0.16%	0.17%	0.65%	(0.08)%	0.15%
Before waivers and fees paid indirectly (a)	0.13%	0.10%	(0.08)%	0.21%	(0.39)%	(0.64)%
Portfolio turnover rate	7%	126%	131%	160%	161%	177%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$—	$— #	$— #	$0.01	$0.01

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,
		2006 (e)	2005 (e)	2004	2003	2002
Net asset value, beginning of period	$8.61	$9.03	$8.95	$8.39	$6.07	$7.99

Income (loss) from investment operations:
Net investment income (loss)	— #	(0.01)	(0.01)	0.03	(0.01)	— #
Net realized and unrealized gain (loss) on investments	0.86	0.54	0.36	0.55	2.33	(1.92)

Total from investment operations	0.86	0.53	0.35	0.58	2.32	(1.92)

Less distributions:
Dividends from net investment income	—	—	— #	(0.02)	—	—
Distributions from realized gains	—	(0.95)	(0.27)	—	—	—

Total dividends and distributions	—	(0.95)	(0.27)	(0.02)	—	—

Net asset value, end of period	$9.47	$8.61	$9.03	$8.95	$8.39	$6.07

Total return (b)	9.99%	5.89%	4.01%	6.97%	38.22%	(24.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$183,044	$184,008	$194,341	$193,160	$109,660	$25,146
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.08%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	1.15%	1.02%	0.75%	0.57%	0.84%	0.76%
Before waivers and fees paid indirectly (a)	1.15%	1.08%	1.00%	1.01%	1.15%	1.54%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.12)%	(0.15)%	(0.28)%	0.02%	(0.44)%	(0.29)%
After waivers and fees paid indirectly (a)	(0.11)%	(0.09)%	(0.08)%	0.40%	(0.33)%	(0.10)%
Before waivers and fees paid indirectly (a)	(0.12)%	(0.15)%	(0.33)%	(0.04)%	(0.64)%	(0.89)%
Portfolio turnover rate	7%	126%	131%	160%	161%	177%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$—	$— #	$0.01	$0.01	$0.03

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,					March 25, 2002* to December 31, 2002
		2006 (e)		2005 (e)	2004	2003
Net asset value, beginning of period	$10.75	$10.35		$11.13	$10.20	$7.08	$8.57

Income (loss) from investment operations:
Net investment income	0.01	0.02		0.02	0.05	0.01	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.19	1.16		0.69	1.59	3.11	(1.50)

Total from investment operations	1.20	1.18		0.71	1.64	3.12	(1.49)

Less distributions:
Dividends from net investment income	—	(0.03)		—	(0.07)	—	— #
Distributions from realized gains	—	(0.75)		(1.49)	(0.64)	—	—

Total dividends and distributions	—	(0.78)		(1.49)	(0.71)	—	— #

Net asset value, end of period	$11.95	$10.75		$10.35	$11.13	$10.20	$7.08

Total return (b)	11.16%	11.79%		6.63%	16.32%	44.07%	(17.37)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$57,285	$51,403		$13,551	$7,931	$2,835	$106
Ratio of expenses to average net assets:
After waivers (a)	0.75%	0.75%		0.75%	0.75%	0.75%	0.75%
After waivers and fees paid indirectly (a)	0.75%	0.72%		0.70%	0.71%	0.63%	0.66%
Before waivers and fees paid indirectly (a)	0.81%	0.80%		0.75%	0.76%	0.78%	0.83%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.25%	0.19%		0.15%	0.62%	0.04%	0.02%
After waivers and fees paid indirectly (a)	0.25%	0.22%		0.20%	0.66%	0.16%	0.11%
Before waivers and fees paid indirectly (a)	0.19%	0.15%		0.15%	0.61%	0.01%	(0.06)%
Portfolio turnover rate	54%	155%		149%	123%	159%	214%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$—	#	$—	$— #	$— #	$— #

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,
		2006 (e)		2005 (e)	2004	2003	2002
Net asset value, beginning of period	$10.65	$10.26		$11.08	$10.15	$7.07	$8.67

Income (loss) from investment operations:
Net investment income (loss)	— #	—	#	(0.01)	0.04	(0.01)	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.17	1.14		0.68	1.57	3.09	(1.60)

Total from investment operations	1.17	1.14		0.67	1.61	3.08	(1.60)

Less distributions:
Dividends from net investment income	—	—	#	—	(0.04)	—	— #
Distributions from realized gains	—	(0.75)		(1.49)	(0.64)	—	—

Total dividends and distributions	—	(0.75)		(1.49)	(0.68)	—	— #

Net asset value, end of period	$11.82	$10.65		$10.26	$11.08	$10.15	$7.07

Total return (b)	10.99%	11.51%		6.39%	16.01%	43.56%	(18.44)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,648,766	$1,516,836		$1,340,515	$1,161,685	$792,096	$279,947
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00%		1.00%	1.00%	1.00%	1.00%
After waivers and fees paid indirectly (a)	1.00%	0.97	%(c)	0.95%	0.96%	0.88%	0.91%
Before waivers and fees paid indirectly (a)	1.06%	1.05	%(c)	1.00%	1.01%	1.03%	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.01)%	(0.04)%		(0.10)%	0.37%	(0.21)%	(0.23)%
After waivers and fees paid indirectly (a)	—%	—	%‡‡	(0.05)%	0.41%	(0.09)%	(0.14)%
Before waivers and fees paid indirectly (a)	(0.07)%	(0.08)%		(0.10)%	0.36%	(0.24)%	(0.31)%
Portfolio turnover rate	54%	155%		149%	123%	159%	214%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$—	#	$—	$— #	$— #	$— #
See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)		September 15, 2006* to December 31, 2006 (e)
Net asset value, beginning of period	$10.41		$10.00

Income from investment operations:
Net investment income	0.25		0.13
Net realized and unrealized gain on investments	0.23		0.35

Total from investment operations	0.48		0.48

Less distributions:
Dividends from net investment income	—		(0.07)

Net asset value, end of period	$10.89		$10.41

Total return (b)	4.61%		4.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,111		$1,572
Ratio of expenses to average net assets:
After waivers (a)	1.05	%(c)	1.05%
Before waivers (a)	1.05	%(c)	1.28	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	4.74%		4.31%
Before waivers (a)	4.74%		3.65%
Portfolio turnover rate	4%		7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$0.02

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)		September 15, 2006* to December 31, 2006 (e)
Net asset value, beginning of period	$10.41		$10.00

Income from investment operations:
Net investment income	0.24		0.12
Net realized and unrealized gain on investments	0.23		0.35

Total from investment operations	0.47		0.47

Less distributions:
Dividends from net investment income	—		(0.06)

Net asset value, end of period	$10.88		$10.41

Total return (b)	4.51%		4.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$560,072		$153,843
Ratio of expenses to average net assets:
After waivers (a)	1.30%		1.30%
Before waivers (a)	1.30%		1.53	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	4.46%		4.03%
Before waivers (a)	4.46%		3.80%
Portfolio turnover rate	4%		7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)		September 15, 2006* to December 31, 2006 (e)
Net asset value, beginning of period	$10.85		$10.00

Income from investment operations:
Net investment income	0.05		0.03
Net realized and unrealized gain on investments	0.97		0.84

Total from investment operations	1.02		0.87

Less distributions:
Dividends from net investment income	—		(0.02)

Net asset value, end of period	$11.87		$10.85

Total return (b)	9.49%		8.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$157,412		$2,287
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%		1.05%
Before waivers and reimbursements (a)	1.11%		2.90	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.91	%(c)	1.07%
Before waivers and reimbursements (a)	0.85	%(c)	(1.45)%
Portfolio turnover rate	2%		0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$0.08

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)		September 15, 2006* to December 31, 2006 (e)
Net asset value, beginning of period	$10.85		$10.00

Income from investment operations:
Net investment income	0.04		0.02
Net realized and unrealized gain on investments	0.97		0.85

Total from investment operations	1.01		0.87

Less distributions:
Dividends from net investment income	—		(0.02)

Net asset value, end of period	$11.86		$10.85

Total return (b)	9.40%		8.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$64,217		$19,238
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30%		1.30%
Before waivers and reimbursements (a)	1.36	%(c)	3.15	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.66	%(c)	0.66%
Before waivers and reimbursements (a)	0.60	%(c)	(1.07)%
Portfolio turnover rate	2%		0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$0.05

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	June 8, 2007* to June 30, 2007 (Unaudited) (e)
Net asset value, beginning of period	$13.28

Income (loss) from investment operations:
Net investment income	0.05	†
Net realized and unrealized loss on investments and foreign currency transactions	(0.05	)†

Total from investment operations	—

Less distributions:
Dividends from net investment income	—
Distributions from realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$13.28

Total return (b)	0.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,075
Ratio of expenses to average net assets:
After waivers (a)	1.18	%(c)
After waivers and fees paid indirectly (a)	1.13	%(c)
Before waivers and fees paid indirectly (a)	1.18	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	0.71	%(c)
After waivers and fees paid indirectly (a)	0.76	%(c)
Before waivers and fees paid indirectly (a)	0.71	%(c)
Portfolio turnover rate	125%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)		Year Ended December 31,			May 1, 2003* to December 31, 2003(e)

			2006 (e)	2005 (e)	2004
Net asset value, beginning of period	$12.45		$11.61	$11.37	$11.03		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.07		0.25	0.12	0.01		(0.02)
Net realized and unrealized gain on investments and foreign currency transactions	0.75		1.16	0.40	0.58		1.10

Total from investment operations	0.82		1.41	0.52	0.59		1.08

Less distributions:
Dividends from net investment income	—		(0.23)	(0.07)	(0.01)		—
Distributions from realized gains	—		(0.34)	(0.21)	(0.24)		(0.05)

Total dividends and distributions	—		(0.57)	(0.28)	(0.25)		(0.05)

Net asset value, end of period	$13.27		$12.45	$11.61	$11.37		$11.03

Total return (b)	6.67%		12.16%	4.54%	5.35%		10.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$160,426		$115,091	$42,040	$8,080		$3,325
Ratio of expenses to average net assets:
After waivers (a)	1.43%		1.45%	1.45%	1.45%		1.45%
After waivers and fees paid indirectly (a)	1.38%		1.37%	1.38%	1.45%		N/A
Before waivers and fees paid indirectly (a)	1.43%		1.45%	1.73%	2.36%		1.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.96	%(c)	1.97%	0.93%	0.10%		(0.29)%
After waivers and fees paid indirectly (a)	1.01%		2.05%	1.00%	0.10%		N/A
Before waivers and fees paid indirectly (a)	0.96	%(c)	1.97%	0.65%	(0.81)%		(0.50)%
Portfolio turnover rate	125%		249%	179%	149%		87%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—		$—	$0.03	$0.10	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,

		2006(e)	2005(e)	2004	2003(e)	2002(e)
Net asset value, beginning of period	$30.13	$26.91	$27.75	$23.56	$17.16	$19.59

Income (loss) from investment operations:
Net investment income	0.08	0.10	0.13	0.01	— #	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.74	4.91	1.06	4.90	6.42	(1.87)

Total from investment operations	3.82	5.01	1.19	4.91	6.42	(1.84)

Less distributions:
Dividends from net investment income	—	(0.25)	(0.12)	— #	(0.02)	(0.07)
Distributions from realized gains	—	(1.54)	(1.91)	(0.72)	—	(0.52)

Total dividends and distributions	—	(1.79)	(2.03)	(0.72)	(0.02)	(0.59)

Net asset value, end of period	$33.95	$30.13	$26.91	$27.75	$23.56	$17.16

Total return (b)	12.68%	18.82%	4.33%	20.93%	37.43%	(9.25)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$958,212	$727,119	$586,954	$470,869	$396,914	$306,445
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.13%	1.13%	1.09%	1.16%	N/A	N/A
Before fees paid indirectly (a)	1.15%	1.14%	1.10%	1.17%	1.08%	0.92%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	0.49%	0.33%	0.46%	0.06%	N/A	N/A
Before fees paid indirectly (a)	0.47%	0.32%	0.45%	0.05%	0.01%	0.14%
Portfolio turnover rate	19%	19%	22%	10%	8%	10%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,

		2006(e)	2005(e)	2004	2003(e)	2002(e)
Net asset value, beginning of period	$10.77	$10.88	$11.16	$11.70	$11.82	$11.46

Income (loss) from investment operations:
Net investment income	0.23	0.43	0.38	0.33	0.31	0.38
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.09)	(0.04)	(0.25)	(0.16)	(0.11)	0.35

Total from investment operations	0.14	0.39	0.13	0.17	0.20	0.73

Less distributions:
Dividends from net investment income	—	(0.50)	(0.40)	(0.66)	(0.32)	(0.37)
Distributions from realized gains	—	—	(0.01)	(0.05)	—	—

Total dividends and distributions	—	(0.50)	(0.41)	(0.71)	(0.32)	(0.37)

Net asset value, end of period	$10.91	$10.77	$10.88	$11.16	$11.70	$11.82

Total return (b)	1.30%	3.62%	1.30%	1.37%	1.70%	6.57%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$79,884	$87,275	$107,313	$124,236	$132,972	$139,690
Ratio of expenses to average net assets (a)	0.73%	0.69%	0.68%	0.75%	0.66%	0.65%
Ratio of net investment income to average net assets (a)	4.26%	3.92%	3.36%	2.64%	2.61%	3.30%
Portfolio turnover rate	284%	110%	76%	44%	32%	10%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,
Class IB		2006 (e)	2005 (e)	2004	2003(e)	2002(e)
Net asset value, beginning of period	$6.50	$5.21	$4.68	$4.51	$3.46	$4.33

Income (loss) from investment operations:
Net investment income	0.05	0.06	0.04	0.03	0.03	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.73	1.28	0.56	0.20	1.04	(0.89)

Total from investment operations	0.78	1.34	0.60	0.23	1.07	(0.84)

Less distributions:
Dividends from net investment income	—	(0.05)	(0.07)	(0.05)	(0.02)	(0.03)
Distributions from realized gains	—	—	—	(0.01)	—	—

Total dividends and distributions	—	(0.05)	(0.07)	(0.06)	(0.02)	(0.03)

Net asset value, end of period	$7.28	$6.50	$5.21	$4.68	$4.51	$3.46

Total return (b)	12.00%	25.65%	12.98%	5.27%	30.94%	(19.46)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$255,340	$164,899	$73,080	$53,426	$55,645	$44,152
Ratio of expenses to average net assets:
After waivers (a)	1.40%	1.42%	1.31%	1.32%	1.14%	1.06%
After waivers and fees paid indirectly (a)	1.40%	1.42%	1.14%	N/A	1.14%	1.06%
Before waivers and fees paid indirectly (a)	1.40%	1.42%	1.31%	1.32%	1.14%	1.06%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.35%	1.01%	0.62%	0.57%	0.85%	1.22%
After waivers and fees paid indirectly (a)	1.35%	1.01%	0.79%	N/A	0.85%	1.22%
Before waivers and fees paid indirectly (a)	1.35%	1.01%	0.62%	0.57%	0.85%	1.22%
Portfolio turnover rate	29%	79%	131%	154%	54%	176%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,				March 25, 2002* to December 31, 2002
		2006 (e)	2005 (e)	2004	2003
Net asset value, beginning of period	$6.97	$6.88	$6.39	$5.71	$4.53	$6.22

Income (loss) from investment operations:
Net investment income	0.03	0.01	0.01	0.03	— #	— #
Net realized and unrealized gain (loss) on investments	0.59	0.08	0.48	0.68	1.18	(1.69)

Total from investment operations	0.62	0.09	0.49	0.71	1.18	(1.69)

Less distributions:
Dividends from net investment income	—	—	— #	(0.03)	—	—

Net asset value, end of period	$7.59	$6.97	$6.88	$6.39	$5.71	$4.53

Total return (b)	8.90%	1.31%	7.67%	12.46%	26.05%	(27.17)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,157	$962	$606	$206	$152	$72
Ratio of expenses to average net assets:
After waivers (a)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
After waivers and fees paid indirectly (a)	0.89%	0.89%	0.89%	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.05%	1.02%	0.97%	0.98%	0.99%	1.01%
Ratio of net investment income to average net assets:
After waivers (a)	0.72%	0.09%	0.15%	0.51%	0.03%	0.03%
After waivers and fees paid indirectly (a)	0.73%	0.11%	0.16%	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.57%	(0.03)%	0.08%	0.43%	(0.06)%	(0.08)%
Portfolio turnover rate	28%	68%	45%	64%	42%	45%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01	$— #	$— #	$— #	$— #

	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,
Class IB		2006(e)	2005(e)	2004	2003	2002
Net asset value, beginning of period	$6.91	$6.83	$6.37	$5.69	$4.52	$6.49

Income (loss) from investment operations:
Net investment income (loss)	0.02	(0.01)	(0.01)	0.01	— #	(0.01)
Net realized and unrealized gain (loss) on investments	0.58	0.09	0.47	0.68	1.17	(1.96)

Total from investment operations	0.60	0.08	0.46	0.69	1.17	(1.97)

Less distributions:
Dividends from net investment income	—	—	— #	(0.01)	—	—

Net asset value, end of period	$7.51	$6.91	$6.83	$6.37	$5.69	$4.52

Total return (b)	8.68%	1.17%	7.22%	12.22%	25.88%	(30.35)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$355,497	$341,924	$357,997	$312,237	$260,330	$161,566
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
After waivers and fees paid indirectly (a)	1.14%	1.14%	1.14%	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.30%	1.27%	1.22%	1.23%	1.24%	1.26%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.45%	(0.15)%	(0.10)%	0.26%	(0.22)%	(0.22)%
After waivers and fees paid indirectly (a)	0.46%	(0.13)%	(0.09)%	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.31%	(0.26)%	(0.17)%	0.18%	(0.31)%	(0.33)%
Portfolio turnover rate	28%	68%	45%	64%	42%	45%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01	$0.01	$— #	$— #	$— #	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,					March 25, 2002* to December 31, 2002
		2006 (e)		2005 (e)	2004(e)	2003(e)
Net asset value, beginning of period	$10.96	$11.00		$11.14	$11.18	$11.19	$10.77

Income (loss) from investment operations:
Net investment income	0.28	0.55		0.42	0.33	0.34	0.41
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.19)	(0.08)		(0.14)	0.15	0.06	0.61

Total from investment operations	0.09	0.47		0.28	0.48	0.40	1.02

Less distributions:
Dividends from net investment income	—	(0.51)		(0.40)	(0.32)	(0.34)	(0.43)
Distributions from realized gains	—	—		(0.02)	(0.20)	(0.07)	(0.17)

Total dividends and distributions	—	(0.51)		(0.42)	(0.52)	(0.41)	(0.60)

Net asset value, end of period	$11.05	$10.96		$11.00	$11.14	$11.18	$11.19

Total return (b)	0.82%	4.28%		2.50%	4.31%	3.62%	9.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$416,538	$105,248		$11,367	$5,715	$2,122	$131
Ratio of expenses to average net assets (a)	0.56%	0.56%		0.49%	0.50%	0.52%	0.55%
Ratio of net investment income to average net assets (a)	5.01%	4.87%		3.75%	2.93%	2.98%	4.77%
Portfolio turnover rate	239%	543%		588%	560%	464%	166%

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,
		2006(e)		2005(e)	2004(e)	2003(e)	2002
Net asset value, beginning of period	$10.97	$11.01		$11.15	$11.19	$11.19	$10.76

Income (loss) from investment operations:
Net investment income	0.26	0.50		0.39	0.30	0.31	0.40
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.18)	(0.06)		(0.14)	0.15	0.08	0.61

Total from investment operations	0.08	0.44		0.25	0.45	0.39	1.01

Less distributions:
Dividends from net investment income	—	(0.48)		(0.37)	(0.29)	(0.32)	(0.41)
Distributions from realized gains	—	—		(0.02)	(0.20)	(0.07)	(0.17)

Total dividends and distributions	—	(0.48)		(0.39)	(0.49)	(0.39)	(0.58)

Net asset value, end of period	$11.05	$10.97		$11.01	$11.15	$11.19	$11.19

Total return (b)	0.73%	4.01%		2.24%	4.13%	3.38%	9.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,553,994	$1,491,463		$1,392,453	$1,208,076	$1,081,959	$768,461
Ratio of expenses to average net assets (a)	0.81%	0.81	%(c)	0.74%	0.75%	0.77%	0.80%
Ratio of net investment income to average net assets (a)	4.76%	4.50%		3.50%	2.68%	2.73%	4.52%
Portfolio turnover rate	239%	543%		588%	560%	464%	166%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,					October 2, 2002* to December 31, 2002
		2006 (e)		2005 (e)	2004	2003
Net asset value, beginning of period	$14.16	$12.59		$12.30	$11.23	$8.97	$8.41

Income from investment operations:
Net investment income	0.11	0.24		0.20	0.19	0.15	0.04
Net realized and unrealized gain on investments and foreign currency transactions	1.01	2.36		0.32	1.07	2.27	0.68

Total from investment operations	1.12	2.60		0.52	1.26	2.42	0.72

Less distributions:
Dividends from net investment income	—	(0.25)		(0.23)	(0.19)	(0.16)	(0.16)
Distributions from realized gains	—	(0.78)		—	—	—	—

Total dividends and distributions	—	(1.03)		(0.23)	(0.19)	(0.16)	(0.16)

Net asset value, end of period	$15.28	$14.16		$12.59	$12.30	$11.23	$8.97

Total return (b)	7.91%	20.65%		4.21%	11.21%	27.04%	8.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,382	$1,791		$399	$129	$108	$53
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%		0.67%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.70%	0.70%		0.67%	0.51%	0.68%	0.69%
Before waivers and fees paid indirectly (a)	0.74%	0.73%		0.67%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets:
After waivers (a)	1.57%	1.75%		1.58%	1.53%	1.67%	1.54%
After waivers and fees paid indirectly (a)	1.57%	1.75%		1.58%	1.72%	1.69%	1.55%
Before waivers and fees paid indirectly (a)	1.54%	1.72%		1.58%	1.53%	1.67%	1.54%
Portfolio turnover rate	42%	78%		67%	91%	43%	42%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$—	#	$—	$—	$—	$—

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,
		2006(e)		2005(e)	2004	2003	2002
Net asset value, beginning of period	$14.19	$12.61		$12.32	$11.26	$8.99	$11.28

Income (loss) from investment operations:
Net investment income	0.10	0.21		0.16	0.17	0.14	0.13
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.00	2.37		0.33	1.04	2.27	(2.28)

Total from investment operations	1.10	2.58		0.49	1.21	2.41	(2.15)

Less distributions:
Dividends from net investment income	—	(0.22)		(0.20)	(0.15)	(0.14)	(0.14)
Distributions from realized gains	—	(0.78)		—	—	—	—

Total dividends and distributions	—	(1.00)		(0.20)	(0.15)	(0.14)	(0.14)

Net asset value, end of period	$15.29	$14.19		$12.61	$12.32	$11.26	$8.99

Total return (b)	7.75%	20.40%		3.94%	10.81%	26.81%	(19.07)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$667,781	$645,905		$602,237	$642,993	$613,776	$470,799
Ratio of expenses to average net assets:
After waivers (a)	0.95%	0.95%		0.92%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.95%	0.95%		0.92%	0.76%	0.93%	0.94%
Before waivers and fees paid indirectly (a)	0.99%	0.98	%(c)	0.92%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets:
After waivers (a)	1.33%	1.53%		1.33%	1.28%	1.42%	1.29%
After waivers and fees paid indirectly (a)	1.33%	1.53%		1.33%	1.47%	1.44%	1.30%
Before waivers and fees paid indirectly (a)	1.29%	1.51%		1.33%	1.28%	1.42%	1.29%
Portfolio turnover rate	42%	78%		67%	91%	43%	42%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$—	#	$—	$—	$—	$— #

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31, 2006 (e)		October 3, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$11.19	$10.45		$10.00

Income from investment operations:
Net investment income	0.01	0.03		0.01
Net realized and unrealized gain on investments and foreign currency transactions	0.56	0.71		0.47

Total from investment operations	0.57	0.74		0.48

Less distributions:
Dividends from net investment income	—	—	#	(0.03)
Distributions from realized gains	—	—	#	—

Net asset value, end of period	$11.76	$11.19		$10.45

Total return (b)	5.09%	7.12%		4.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$201	$112		$105
Ratio of expenses to average net assets:
After waivers (a)	0.75%	0.75%		0.75%
After waivers and fees paid indirectly (a)	0.73%	0.72%		0.74%
Before waivers and fees paid indirectly (a)	0.83%	0.84%		3.64%
Ratio of net investment income to average net assets:
After waivers (a)	0.09%	0.21%		0.35%
After waivers and fees paid indirectly (a)	0.11%	0.24%		0.36%
Before waivers and fees paid indirectly (a)	0.01%	0.12%		(2.54)%
Portfolio turnover rate	9%	9%		— %‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01		$0.07

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31, 2006 (e)		October 3, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$11.18	$10.47		$10.00

Income from investment operations:
Net investment income (loss)	(0.01)	—	#	— #
Net realized and unrealized gain on investments and foreign currency transactions	0.57	0.71		0.47

Total from investment operations	0.56	0.71		0.47

Less distributions:
Dividends from net investment income	—	—	#	— #
Distributions from realized gains	—	—	#	—

Net asset value, end of period	$11.74	$11.18		$10.47

Total return (b)	5.01%	6.81%		4.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$223,361	$203,514		$32,087
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00%		1.00%
After waivers and fees paid indirectly (a)	0.98%	0.97	%(c)	0.99%
Before waivers and fees paid indirectly (a)	1.08%	1.09%		3.89%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.15)%	(0.05)%		0.10%
After waivers and fees paid indirectly (a)	(0.13)%	(0.01)%		0.11%
Before waivers and fees paid indirectly (a)	(0.23)%	(0.14)%		(2.79)%
Portfolio turnover rate	9%	9%		— %‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$0.01		$0.07

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,
		2006 (e)	2005 (e)		2004	2003(e)		2002(e)
Net asset value, beginning of period	$13.27	$13.54	$13.54		$14.37		$14.53		$13.38

Income (loss) from investment operations:
Net investment income	0.32	0.63	0.60		0.77		0.69		0.68
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.50)	(0.33)	(0.19)		0.32		— #		1.10

Total from investment operations	(0.18)	0.30	0.41		1.09		0.69		1.78

Less distributions:
Dividends from net investment income	—	(0.57)	(0.29)		(1.50)		(0.84)		(0.63)
Distributions from realized gains	—	—	(0.12)		(0.42)		(0.01)		—

Total dividends and distributions	—	(0.57)	(0.41)		(1.92)		(0.85)		(0.63)

Net asset value, end of period	$13.09	$13.27	$13.54		$13.54		$14.37		$14.53

Total return (b)	(1.28)%	2.08%	3.03%		7.92%		4.81%		14.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$865,577	$693,119	$537,340		$100,561		$108,325		$118,939
Ratio of expenses to average net assets:
After waivers (a)	0.55%	0.55%	0.60	%(c)	0.75%		0.66%		0.64%
After waivers and fees paid indirectly (a)	0.55%	0.55%	0.60	%(c)	N/A		0.66%		0.64%
Before waivers and fees paid indirectly (a)	0.55%	0.55%	0.60	%(c)	0.75%		0.66%		0.64%
Ratio of net investment income to average net assets:
After waivers (a)	4.87%	4.75%	4.36	%(c)	4.69%		4.65%		5.03%
After waivers and fees paid indirectly (a)	4.87%	4.75%	4.36	%(c)	N/A		4.65%		5.03%
Before waivers and fees paid indirectly (a)	4.87%	4.75%	4.36	%(c)	4.69%		4.65%		5.03%
Portfolio turnover rate	263%	233%	69%		36%		18%		30%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—		$— #	$	* *	$	**

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31, 2006 (e)	April 29, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$13.27	$13.55	$13.77

Income (loss) from investment operations:
Net investment income	0.30	0.60	0.38
Net realized and unrealized loss on investments and foreign currency transactions	(0.49)	(0.35)	(0.23)

Total from investment operations	(0.19)	0.25	0.15

Less distributions:
Dividends from net investment income	—	(0.53)	(0.25)
Distributions from realized gains	—	—	(0.12)

Total dividends and distributions	—	(0.53)	(0.37)

Net asset value, end of period	$13.08	$13.27	$13.55

Total return (b)	(1.43)%	1.82%	1.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$111,664	$108,067	$58,672
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%	0.85	%(c)
After waivers and fees paid indirectly (a)	0.80%	0.80%	0.85	%(c)
Before waivers and fees paid indirectly (a)	0.80%	0.80%	0.85	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	4.61%	4.50%	4.11	%(c)
After waivers and fees paid indirectly (a)	4.61%	4.50%	4.11	%(c)
Before waivers and fees paid indirectly (a)	4.61%	4.50%	4.11	%(c)
Portfolio turnover rate	263%	233%	69%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31, 2006 (e)		April 29, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$12.36	$10.67		$10.00

Income from investment operations:
Net investment income	0.09	0.22		0.10
Net realized and unrealized gain on investments and foreign currency transactions	0.60	1.65		0.66

Total from investment operations	0.69	1.87		0.76

Less distributions:
Dividends from net investment income	—	(0.10)		(0.07)
Distributions from realized gains	—	(0.08)		(0.02

Total dividends and distributions	—	(0.18)		(0.09

Net asset value, end of period	$13.05	$12.36		$10.67

Total return (b)	5.58%	17.48%		7.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$73,718	$74,235		$108
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.75%	0.75%		0.75%
After waivers, reimbursements, and fees paid indirectly (a)	0.73%	0.74%		0.72%
Before waivers, reimbursements, and fees paid indirectly (a)	0.81%	0.88	%(c)	1.50%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.48%	1.75%		1.43%
After waivers, reimbursements, and fees paid indirectly (a)	1.49%	1.76%		1.46%
Before waivers, reimbursements, and fees paid indirectly (a)	1.42%	1.67%		0.68%
Portfolio turnover rate	43%	49%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01		$0.05

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31, 2006 (e)		April 29, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$12.37	$10.68		$10.00

Income from investment operations:
Net investment income	0.08	0.16		0.08
Net realized and unrealized gain on investments and foreign currency transactions	0.60	1.68		0.66

Total from investment operations	0.68	1.84		0.74

Less distributions:
Dividends from net investment income	—	(0.07)		(0.04)
Distributions from realized gains	—	(0.08)		(0.02)

Total dividends and distributions	—	(0.15)		(0.06)

Net asset value, end of period	$13.05	$12.37		$10.68

Total return (b)	5.41%	17.26%		7.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$176,321	$156,413		$38,230
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.00%	1.00%		1.00%
After waivers, reimbursements, and fees paid indirectly (a)	0.98%	0.99%		0.97%
Before waivers, reimbursements, and fees paid indirectly (a)	1.06%	1.13	%(c)	1.75%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.22%	1.33%		1.18%
After waivers, reimbursements, and fees paid indirectly (a)	1.24%	1.34%		1.21%
Before waivers, reimbursements, and fees paid indirectly (a)	1.16%	1.19%		0.43%
Portfolio turnover rate	43%	49%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.02		$0.05

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31, 2006 (e)		April 29, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$11.88	$10.69		$10.00

Income from investment operations:
Net investment income	0.07	0.14		0.08
Net realized and unrealized gain on investments	0.82	1.24		0.67

Total from investment operations	0.89	1.38		0.75

Less distributions:
Dividends from net investment income	—	(0.12)		(0.06)
Distributions from realized gains	—	(0.07)		—

Total dividends and distributions	—	(0.19)		(0.06)

Net asset value, end of period	$12.77	$11.88		$10.69

Total return (b)	7.49%	12.92%		7.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$285	$121		$107
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.75%	0.75%		0.75%
After waivers, reimbursements, and fees paid indirectly (a)	0.74%	0.74%		0.74%
Before waivers, reimbursements, and fees paid indirectly (a)	0.90%	1.03%		1.89%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.06%	1.21%		1.12%
After waivers, reimbursements, and fees paid indirectly (a)	1.06%	1.22%		1.13%
Before waivers, reimbursements, and fees paid indirectly (a)	0.91%	0.93%		(0.02)%
Portfolio turnover rate	15%	36%		26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.03		$0.08

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31, 2006 (e)		April 29, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$11.89	$10.69		$10.00

Income from investment operations:
Net investment income	0.05	0.11		0.06
Net realized and unrealized gain on investments	0.82	1.25		0.67

Total from investment operations	0.87	1.36		0.73

Less distribution
Dividends from net investment income	—	(0.09)		(0.04)
Distributions from realized gains	—	(0.07)		—

Total dividends and distributions	—	(0.16)		(0.04)

Net asset value, end of period	$12.76	$11.89		$10.69

Total return (b)	7.32%	12.63%		7.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$73,764	$58,690		$27,015
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.00%	1.00%		1.00%
After waivers, reimbursements, and fees paid indirectly (a)	0.99%	0.99%		0.99%
Before waivers, reimbursements, and fees paid indirectly (a)	1.15%	1.28	%(c)	2.14%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.84%	0.96%		0.87%
After waivers, reimbursements, and fees paid indirectly (a)	0.85%	0.97%		0.88%
Before waivers, reimbursements, and fees paid indirectly (a)	0.69%	0.70%		(0.27)%
Portfolio turnover rate	15%	36%		26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.03		$0.08

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31, 2006 (e)		April 29, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$12.47	$11.28		$10.00

Income from investment operations:
Net investment income	0.05	0.14		0.08
Net realized and unrealized gain on investments	1.37	1.28		1.30

Total from investment operations	1.42	1.42		1.38

Less distributions:
Dividends from net investment income	—	(0.08)		(0.06)
Distributions from realized gains	—	(0.15)		(0.04)

Total dividends and distributions	—	(0.23)		(0.10)

Net asset value, end of period	$13.89	$12.47		$11.28

Total return (b)	11.39%	12.66%		13.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$79,063	$76,210		$114
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%		0.80%
After waivers and fees paid indirectly (a)	0.79%	0.80%		0.76%
Before waivers and fees paid indirectly (a)	0.85%	0.85%		1.02%
Ratio of net investment income to average net assets:
After waivers (a)	0.82%	1.11%		1.03%
After waivers and fees paid indirectly (a)	0.83%	1.11%		1.07%
Before waivers and fees paid indirectly (a)	0.78%	1.06%		0.81%
Portfolio turnover rate	15%	24%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01		$0.02

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31, 2006 (e)		April 29, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$12.48	$11.29		$10.00

Income from investment operations:
Net investment income	0.04	0.07		0.06
Net realized and unrealized gain on investments	1.37	1.32		1.30

Total from investment operations	1.41	1.39		1.36

Less distributions:
Dividends from net investment income	—	(0.05)		(0.03)
Distributions from realized gains	—	(0.15)		(0.04)

Total dividends and distributions	—	(0.20)		(0.07)

Net asset value, end of period	$13.89	$12.48		$11.29

Total return (b)	11.30%	12.37%		13.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$352,382	$245,301		$123,436
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%		1.05%
After waivers and fees paid indirectly (a)	1.04%	1.05	%(c)	1.01%
Before waivers and fees paid indirectly (a)	1.10%	1.10	%(c)	1.27%
Ratio of net investment income to average net assets:
After waivers (a)	0.61%	0.64%		0.78%
After waivers and fees paid indirectly (a)	0.61%	0.64%		0.82%
Before waivers and fees paid indirectly (a)	0.56%	0.58%		0.56%
Portfolio turnover rate	15%	24%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01		$0.02

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO(q)

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,				October 2, 2002* to December 31, 2002
		2006 (e)	2005 (e)	2004	2003
Net asset value, beginning of period	$16.90	$15.86	$14.67	$13.24	$10.07	$10.43

Income (loss) from investment operations:
Net investment income	0.02	0.07	0.03	0.01	— #	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.45	1.42	1.56	1.42	3.17	(0.36)

Total from investment operations	0.47	1.49	1.59	1.43	3.17	(0.36)

Less distributions:
Dividends from net investment income	—	(0.07)	(0.01)	—	—	—
Distributions from realized gains	—	(0.38)	(0.39)	—	—	—

Total dividends and distributions	—	(0.45)	(0.40)	—	—	—

Net asset value, end of period	$17.37	$16.90	$15.86	$14.67	$13.24	$10.07

Total return (b)	2.78%	9.55%	10.98%	10.80%	31.48%	(3.45)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,499,334	$1,406,085	$1,014,881	$579,357	$338,365	$77
Ratio of expenses to average net assets:
After waivers (a)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
After waivers and fees paid indirectly (a)	0.90%	0.89%	0.89%	0.87%	0.85%	0.85%
Before waivers and fees paid indirectly (a)	0.98%	0.95%	0.92%	0.94%	0.97%	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.25%	0.46%	0.19%	0.05%	(0.07)%	(0.11)%
After waivers and fees paid indirectly (a)	0.25%	0.46%	0.20%	0.08%	(0.02)%	(0.06)%
Before waivers and fees paid indirectly (a)	0.18%	0.40%	0.17%	0.01%	(0.14)%	(0.29)%
Portfolio turnover rate	35%	66%	66%	96%	72%	140%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01	$— #	$0.01	$— #	$— #

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,
		2006 (e)	2005 (e)	2004	2003	2002
Net asset value, beginning of period	$16.78	$15.75	$14.59	$13.20	$10.07	$11.39

Income (loss) from investment operations:
Net investment income (loss)	— #	0.03	(0.01)†	(0.02)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.44	1.41	1.56	1.41	3.15	(1.30)

Total from investment operations	0.44	1.44	1.55	1.39	3.13	(1.31)

Less distributions:
Dividends from net investment income	—	(0.03)	—	—	—	—
Distributions from realized gains	—	(0.38)	(0.39)	—	—	(0.01)

Total dividends and distributions	—	(0.41)	(0.39)	—	—	(0.01)

Net asset value, end of period	$17.22	$16.78	$15.75	$14.59	$13.20	$10.07

Total return (b)	2.62%	9.35%	10.65%	10.53%	31.08%	(11.51)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,367,295	$2,250,340	$1,768,738	$1,257,708	$903,595	$203,596
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
After waivers and fees paid indirectly (a)	1.15%	1.14%	1.14%	1.12%	1.10%	1.10%
Before waivers and fees paid indirectly (a)	1.23%	1.20%	1.17%	1.19%	1.22%	1.33%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.01)%	0.20%	(0.06)%	(0.20)%	(0.32)%	(0.36)%
After waivers and fees paid indirectly (a)	(0.01)%	0.21%	(0.05)%	(0.17)%	(0.27)%	(0.31)%
Before waivers and fees paid indirectly (a)	(0.08)%	0.15%	(0.08)%	(0.24)%	(0.39)%	(0.54)%
Portfolio turnover rate	35%	66%	66%	96%	72%	140%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01	$— #	$0.01	$— #	$0.02
See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO(s)(v)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,
Class IA		2006 (e)	2005 (e)	2004	2003(e)	2002
Net asset value, beginning of period	$1.000	$1.000	$1.001	$1.002	$1.003	$1.002

Income (loss) from investment operations:
Net investment income	0.024	0.046	0.029	0.012	0.009	0.016
Net realized and unrealized gain (loss) on investments	— #	— #	— #	(0.001)	— #	— #

Total from investment operations	0.024	0.046	0.029	0.011	0.009	0.016

Less distributions:
Dividends from net investment income	(0.024)	(0.046)	(0.030)	(0.012)	(0.010)	(0.015)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.001	$1.002	$1.003

Total return (b)	2.46%	4.72%	2.85%	1.02%	0.82%	1.54%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$819,768	$831,695	$737,535	$598,718	$705,877	$834,792
Ratio of expenses to average net assets (a)	0.46%	0.44%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets (a)	4.89%	4.65%	2.86%	1.01%	0.82%	1.48%

	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,
Class IB		2006 (e)	2005 (e)	2004	2003(e)	2002
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.001	$1.002	$1.002

Income (loss) from investment operations:
Net investment income	0.023	0.044	0.027	0.009	0.006	0.012
Net realized and unrealized gain (loss) on investments	— #	— #	— #	(0.001)	— #	0.001

Total from investment operations	0.023	0.044	0.027	0.008	0.006	0.013

Less distributions:
Dividends from net investment income	(0.023)	(0.044)	(0.027)	(0.009)	(0.007)	(0.013)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.001	$1.002

Total return (b)	2.34%	4.46%	2.65%	0.77%	0.57%	1.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,065,721	$918,153	$773,184	$774,625	$942,215	$1,209,341
Ratio of expenses to average net assets (a)	0.71%	0.69%	0.64%	0.64%	0.64%	0.64%
Ratio of net investment income to average net assets (a)	4.64%	4.42%	2.61%	0.76%	0.57%	1.23%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO(l)(t)

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,		December 13, 2004* to December 31, 2004(e)
		2006 (e)	2005 (e)
Net asset value, beginning of period	$5.44	$5.05	$4.80	$4.73

Income from investment operations:
Net investment income	0.01	0.02	0.02	—	#
Net realized and unrealized gain on investments	0.39	0.39	0.25	0.09

Total from investment operations	0.40	0.41	0.27	0.09

Less distributions:
Dividends from net investment income	—	(0.02)	(0.02)	(0.02)

Net asset value, end of period	$5.84	$5.44	$5.05	$4.80

Total return (b)	7.35%	8.20%	5.71%	0.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,494	$10,045	$11,800	$13,837
Ratio of expenses to average net assets:
After waivers (a)	0.90%	0.88%	0.83%	0.76	%(c)
After waivers and fees paid indirectly (a)	0.88%	0.86%	0.80%	N/A
Before waivers and fees paid indirectly (a)	0.90%	0.88%	0.83%	0.76	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	0.31%	0.42%	0.48%	0.47	%(c)
After waivers and fees paid indirectly (a)	0.33%	0.43%	0.51%	N/A
Before waivers and fees paid indirectly (a)	0.31%	0.42%	0.48%	0.47	%(c)
Portfolio turnover rate	36%	66%	55%	58%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$—	$—	$—

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,
		2006 (e)	2005 (e)	2004(e)	2003(e)	2002(e)
Net asset value, beginning of period	$5.45	$5.06	$4.81	$4.64	$3.98	$5.21

Income (loss) from investment operations:
Net investment income	— #	0.01	0.01	0.01	0.01	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.39	0.39	0.25	0.18	0.67	(1.23)

Total from investment operations	0.39	0.40	0.26	0.19	0.68	(1.21)

Less distributions:
Dividends from net investment income	—	(0.01)	(0.01)	(0.02)	(0.02)	(0.02)

Net asset value, end of period	$5.84	$5.45	$5.06	$4.81	$4.64	$3.98

Total return (b)	7.16%	7.91%	5.43%	4.10%	17.05%	(23.26)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$262,912	$274,068	$305,851	$258,854	$265,471	$208,610
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.13%	1.08%	1.12%	1.03%	0.86%
After waivers and fees paid indirectly (a)	1.13%	1.11%	1.05%	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.15%	1.13%	1.08%	1.12%	1.03%	0.86%
Ratio of net investment income to average net assets:
After waivers (a)	0.07%	0.17%	0.23%	0.11%	0.34%	0.42%
After waivers and fees paid indirectly (a)	0.08%	0.18%	0.26%	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.06%	0.17%	0.23%	0.11%	0.34%	0.42%
Portfolio turnover rate	36%	66%	55%	58%	40%	42%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$—	$—	$—	$—	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)		September 15, 2006* to December 31, 2006 (e)
Net asset value, beginning of period	$10.74		$10.00

Income from investment operations:
Net investment income	0.10		0.03
Net realized and unrealized gain on investments, options written, and foreign currency transactions	0.81		0.73

Total from investment operations	0.91		0.76

Less distributions:
Dividends from net investment income	—		(0.02)
Distributions from realized gains	—		—	#

Total dividends and distributions	—		(0.02)

Net asset value, end of period	$11.65		$10.74

Total return (b)	8.47%		7.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$43,841		$10,797
Ratio of expenses to average net assets:
After waivers (a)	1.05%		1.05%
Before waivers (a)	1.06%		1.40	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	2.07	%(c)	0.95%
Before waivers (a)	2.06	%(c)	0.50%
Portfolio turnover rate	12%		4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$0.01

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)		September 15, 2006* to December 31, 2006 (e)
Net asset value, beginning of period	$10.74		$10.00

Income from investment operations:
Net investment income	0.10		0.02
Net realized and unrealized gain on investments, options written, and foreign currency transactions	0.79		0.73

Total from investment operations	0.89		0.75

Less distributions:
Dividends from net investment income	—		(0.01)
Distributions from realized gains	—		—	#

Total dividends and distributions	—		(0.01)

Net asset value, end of period	$11.63		$10.74

Total return (b)	8.29%		7.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$364,398		$99,547
Ratio of expenses to average net assets:
After waivers (a)	1.30%		1.30%
Before waivers (a)	1.31%		1.65	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	1.82	%(c)	0.67%
Before waivers (a)	1.81	%(c)	0.34%
Portfolio turnover rate	12%		4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)		August 31, 2006* to December 31, 2006 (e)
Net asset value, beginning of period	$11.00		$10.00

Income from investment operations:
Net investment income	0.07		0.01
Net realized and unrealized gain on investments and foreign currency	0.87		1.00

Total from investment operations	0.94		1.01

Less dividends and distributions:
Dividends from net investment income	—		(0.01)
Distributions from realized gains	—		—	#

Total Dividends and Distributions	—		(0.01)

Net asset value, end of period	$11.94		$11.00

Total return (b)	8.55%		10.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,620		$4,410
Ratio of expenses to average net assets:
After waivers (a)	1.10%		1.10%
Before waivers (a)	1.24%		2.25	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	1.51	%(c)	0.30%
Before waivers (a)	1.37	%(c)	(1.11)%
Portfolio turnover rate	15%		6%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$0.05

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)		August 31, 2006* to December 31, 2006 (e)
Net asset value, beginning of period	$10.99		$10.00

Income from investment operations:
Net investment income	0.07		—	#
Net realized and unrealized gain on investments and foreign currency	0.86		0.99

Total from investment operations	0.93		0.99

Less distributions:
Distributions from realized gains	—		—	#

Net asset value, end of period	$11.92		$10.99

Total return (b)	8.36%		10.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$76,349		$26,740
Ratio of expenses to average net assets:
After waivers (a)	1.35%		1.35%
Before waivers (a)	1.49	%(c)	2.50	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	1.26	%(c)	0.13%
Before waivers (a)	1.12	%(c)	(0.93)%
Portfolio turnover rate	15%		6%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$0.04

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)		August 31, 2006* to December 31, 2006 (e)
Net asset value, beginning of period	$10.81		$10.00

Income from investment operations:
Net investment income	0.05		0.03
Net realized and unrealized gain on investments and foreign currency transactions	0.73		0.86

Total from investment operations	0.78		0.89

Less distributions:
Dividends from net investment income	—		(0.03)
Distributions from net realized gains	—		(0.05)

Total dividends and distributions	—		(0.08)

Net asset value, end of period	$11.59		$10.81

Total return (b)	7.22%		8.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,840		$5,445
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%		1.05%
Before waivers and reimbursements (a)	1.29%		2.43	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.93%		0.92%
Before waivers and reimbursements (a)	0.68%		(0.53)%
Portfolio turnover rate	77%		51%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$0.05

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)		August 31, 2006* to December 31, 2006 (e)
Net asset value, beginning of period	$10.81		$10.00

Income from investment operations:
Net investment income	0.04		0.02
Net realized and unrealized gain on investments and foreign currency transactions	0.73		0.86

Total from investment operations	0.77		0.88

Less distributions:
Dividends from net investment income	—		(0.02)
Distributions from net realized gains	—		(0.05)

Total dividends and distributions	—		(0.07)

Net asset value, end of period	$11.58		$10.81

Total return (b)	7.12%		8.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,890		$13,705
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30%		1.30%
Before waivers and reimbursements (a)	1.54	%(c)	2.68	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.70%		0.67%
Before waivers and reimbursements (a)	0.47%		(0.67)%
Portfolio turnover rate	77%		51%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$0.05

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)		August 31, 2006* to December 31, 2006 (e)
Net asset value, beginning of period	$10.89		$10.00

Income from investment operations:
Net investment income	0.04		0.02
Net realized and unrealized gain on investments and foreign currency transactions	1.02		0.92

Total from investment operations	1.06		0.94

Less distributions:
Dividends from net investment income	—		(0.02)
Distributions from net realized gains	—		(0.03)

Total dividends and distributions	—		(0.05)

Net asset value, end of period	$11.95		$10.89

Total return (b)	9.73%		9.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,438		$5,502
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%		1.05%
Before waivers and reimbursements (a)	1.32%		2.38	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.75	%(c)	0.46%
Before waivers and reimbursements (a)	0.48	%(c)	(0.96)%
Portfolio turnover rate	66%		53%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02		$0.05

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)		August 31, 2006* to December 31, 2006 (e)
Net asset value, beginning of period	$10.89		$10.00

Income from investment operations:
Net investment income	0.03		0.01
Net realized and unrealized gain on investments and foreign currency transactions	1.01		0.92

Total from investment operations	1.04		0.93

Less distributions:
Dividends from net investment income	—		(0.01)
Distributions from net realized gains	—		(0.03)

Total dividends and distributions	—		(0.04)

Net asset value, end of period	$11.93		$10.89

Total return (b)	9.55%		9.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$56,394		$16,994
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30%		1.30%
Before waivers and reimbursements (a)	1.57	%(c)	2.63	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.50	%(c)	0.21%
Before waivers and reimbursements (a)	0.23%		(1.06)%
Portfolio turnover rate	66%		53%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02		$0.05

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	March 30, 2007* to June 30, 2007 (Unaudited) (e)
Net asset value, beginning of period	$10.06

Income (loss) from investment operations:
Net investment income	0.12
Net realized and unrealized loss on investments, options written, futures, and foreign currency transactions	(0.25)

Total from investment operations	(0.13)

Less distributions:
Dividends from net investment income	—
Distributions from realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$9.93

Total return (b)	(1.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$246,440
Ratio of expenses to average net assets:
After waivers (a)	0.65%
Before waivers (a)	0.71%
Ratio of net investment income to average net assets:
After waivers (a)	4.62	%(c)
Before waivers (a)	4.56	%(c)
Portfolio turnover rate	507%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)		Year Ended December 31,					February 24, 2002* to December 31, 2002(e)

			2006 (e)	2005 (e)	2004	2003(e)
Net asset value, beginning of period	$9.76		$10.14	$10.31	$10.33		$10.19		$10.00

Income (loss) from investment operations:
Net investment income	0.21		0.43	0.34	0.20		0.24		0.34
Net realized and unrealized gain (loss) on investments, options written, futures, and foreign currency transactions	(0.05)		(0.41)	(0.26)	0.29		0.31		0.35

Total from investment operations	0.16		0.02	0.08	0.49		0.55		0.69

Less distributions:
Dividends from net investment income	—		(0.35)	(0.22)	(0.21)		(0.25)		(0.34)
Distributions from realized gains	—		(0.05)	(0.03)	(0.30)		(0.16)		(0.16)

Total dividends and distributions	—		(0.40)	(0.25)	(0.51)		(0.41)		(0.50)

Net asset value, end of period	$9.92		$9.76	$10.14	$10.31		$10.33		$10.19

Total return (b)	1.43%		0.44%	0.77%	4.78%		5.65%		7.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$426,853		$375,504	$217,873	$60,511		$51,752		$31,300
Ratio of expenses to average net assets:
After waivers (a)	0.90%		0.70%	0.65%	0.65%		0.65%		0.65%
Before waivers (a)	0.96	%(c)	0.95%	0.96%	1.00%		0.82%		0.96%
Ratio of net investment income to average net assets:
After waivers (a)	4.37%		4.20%	3.31%	2.04%		2.26%		3.46%
Before waivers (a)	4.31	%(c)	3.95%	3.00%	1.69%		2.09%		3.15%
Portfolio turnover rate	507%		1,040%	1,249%	396%		364%		493%
Effect of contractual expense limitation during the period
Per share benefit to net investment income	$—	#	$0.03	$0.03	$0.04	$	**	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31, 2006 (e)	June 9, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$9.98	$9.94	$10.02

Income (loss) from investment operations:
Net investment income	0.23	0.43	0.38
Net realized and unrealized loss on investments and foreign currency transactions	(0.05)	(0.01)	(0.33)

Total from investment operations	0.18	0.42	0.05

Less distributions:
Dividends from net investment income	—	(0.38)	(0.13)
Distributions from realized gains	—	—	—	#

Total dividends and distributions	—	(0.38)	(0.13)

Net asset value, end of period	$10.16	$9.98	$9.94

Total return (b)	1.80%	4.22%	0.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,862,233	$1,781,319	$1,219,936
Ratio of expenses to average net assets:
After waivers (a)	0.60%	0.54%	0.40	%(c)
Before waivers (a)	0.60%	0.54%	0.51	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	4.50%	4.21%	3.76	%(c)
Before waivers (a)	4.50%	4.21%	3.65	%(c)
Portfolio turnover rate	57%	101%	52%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$0.01

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,					May 1, 2003* to December 31, 2003(e)

		2006(e)		2005(e)		2004
Net asset value, beginning of period	$9.99	$9.95		$9.92		$9.98		$10.00

Income (loss) from investment operations:
Net investment income	0.21	0.40		0.28		0.23		0.15
Net realized and unrealized loss on investments and foreign currency transactions	(0.04)	(0.01)		(0.14)		(0.06)		(0.04)

Total from investment operations	0.17	0.39		0.14		0.17		0.11

Less distributions:
Dividends from net investment income	—	(0.35)		(0.11)		(0.23)		(0.13)
Distributions from realized gains	—	—		—	#	—		—

Total dividends and distributions	—	(0.35)		(0.11)		(0.23)		(0.13)

Net asset value, end of period	$10.16	$9.99		$9.95		$9.92		$9.98

Total return (b)	1.70%	3.95%		1.38%		1.70%		1.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$96,829	$85,346		$36,314		$13,442		$9,767
Ratio of expenses to average net assets:
After waivers (a)	0.85%	0.79	%(c)	0.65	%(c)	0.65%		0.65%
Before waivers (a)	0.85%	0.79	%(c)	0.76	%(c)	1.22%		0.72%
Ratio of net investment income to average net assets:
After waivers (a)	4.25%	3.97%		3.51	%(c)	2.55%		2.54%
Before waivers (a)	4.25%	3.97%		3.40	%(c)	1.98%		2.47%
Portfolio turnover rate	57%	101%		52%		36%		4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—		$0.01		$0.06	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited)(e)	Year Ended December 31,					March 25, 2002* to December 31, 2002

		2006(e)		2005(e)	2004	2003(e)
Net asset value, beginning of period	$13.01	$11.68		$11.87	$10.47	$7.19	$9.32

Income (loss) from investment operations:
Net investment income	0.10	0.15		0.13	0.08	0.07	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.68	1.94		0.40	1.79	3.26	(2.12)

Total from investment operations	0.78	2.09		0.53	1.87	3.33	(2.07)

Less distributions:
Dividends from net investment income	—	(0.13)		(0.12)	(0.09)	(0.05)	(0.06)
Distributions from realized gains	—	(0.63)		(0.60)	(0.38)	—	—

Total dividends and distributions	—	(0.76)		(0.72)	(0.47)	(0.05)	(0.06)

Net asset value, end of period	$13.79	$13.01		$11.68	$11.87	$10.47	$7.19

Total return (b)	6.00%	17.98%		4.50%	17.97%	46.30%	(22.23)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$374,526	$380,834		$24,343	$18,361	$7,462	$87
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.39%	0.38	%(c)	0.33%	0.38%	0.60%	0.60%
Before waivers and reimbursements (a)	0.39%	0.38	%(c)	0.33%	0.38%	0.60%	0.60%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.46%	1.17%		1.09%	0.94%	0.75%	0.91%
Before waivers and reimbursements (a)	1.46%	1.17%		1.09%	0.94%	0.75%	0.91%
Portfolio turnover rate	23%	26%		26%	21%	32%	29%

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,

		2006(e)		2005(e)	2004	2003(e)	2002
Net asset value, beginning of period	$13.01	$11.68		$11.87	$10.47	$7.19	$9.15

Income (loss) from investment operations:
Net investment income	0.08	0.11		0.10	0.07	0.04	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.68	1.94		0.40	1.77	3.26	(1.96)

Total from investment operations	0.76	2.05		0.50	1.84	3.30	(1.92)

Less distributions:
Dividends from net investment income	—	(0.09)		(0.09)	(0.06)	(0.02)	(0.04)
Distributions from realized gains	—	(0.63)		(0.60)	(0.38)	—	—

Total dividends and distributions	—	(0.72)		(0.69)	(0.44)	(0.02)	(0.04)

Net asset value, end of period	$13.77	$13.01		$11.68	$11.87	$10.47	$7.19

Total return (b)	5.84%	17.68%		4.24%	17.67%	45.94%	(20.96)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$752,417	$687,050		$517,538	$480,368	$319,634	$99,391
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.64%	0.63	%(c)	0.58%	0.63%	0.85%	0.85%
Before waivers and reimbursements (a)	0.64%	0.63	%(c)	0.58%	0.63%	0.85%	0.85%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.22%	0.87%		0.84%	0.69%	0.50%	0.66%
Before waivers and reimbursements (a)	1.22%	0.87%		0.84%	0.69%	0.50%	0.66%
Portfolio turnover rate	23%	26%		26%	21%	32%	29%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TCW EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	May 16, 2007* to June 30, 2007 (Unaudited) (e)
Net asset value, beginning of period	$22.76

Income from investment operations:
Net investment income	— #†
Net realized and unrealized gain on investments and foreign currency transactions	0.15 †

Total from investment operations	0.15

Net asset value, end of period	$22.91

Total return (b)	0.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$— ##
Ratio of expenses to average net assets:
After waivers (a)	—%
After waivers and fees paid indirectly (a)	—%
Before waivers and fees paid indirectly (a)	—%
Ratio of net investment income to average net assets:
After waivers (a)	0.70%
After waivers and fees paid indirectly (a)	0.70%
Before waivers and fees paid indirectly (a)	0.70%
Portfolio turnover rate	9%

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,

		2006 (e)	2005 (e)	2004	2003(e)		2002(e)
Net asset value, beginning of period	$21.20	$22.09	$21.25	$18.72		$12.24		$17.34

Income (loss) from investment operations:
Net investment loss	(0.06)	(0.13)	(0.17)	(0.17)		(0.11)		(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.74	(0.76)	1.01	2.70		6.59		(5.02)

Total from investment operations	1.68	(0.89)	0.84	2.53		6.48		(5.10)

Net asset value, end of period	$22.88	$21.20	$22.09	$21.25		$18.72		$12.24

Total return (b)	7.87%	(3.98)%	3.95%	13.51%		52.94%		(29.41)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$242,539	$246,130	$302,413	$285,682		$282,945		$199,587
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.15%	1.13%	1.15%		1.08%		0.90%
After waivers and fees paid indirectly (a)	1.15%	1.15%	1.13%	1.14%		1.06%		0.89%
Before waivers and fees paid indirectly (a)	1.21%	1.18%	1.13%	1.17%		1.08%		0.90%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.53)%	(0.60)%	(0.84)%	(0.85)%		(0.72)%		(0.59)%
After waivers and fees paid indirectly (a)	(0.53)%	(0.60)%	(0.84)%	(0.84)%		(0.70)%		(0.58)%
Before waivers and fees paid indirectly (a)	(0.58)%	(0.62)%	(0.84)%	(0.87)%		(0.72)%		(0.59)%
Portfolio turnover rate	9%	40%	15%	18%		19%		15%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.01	$0.01	$—	$— #	$	**	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (c)		September 15, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$10.79		$10.00

Income from investment operations:
Net investment income	0.07		0.03
Net realized and unrealized gain on investments	0.72		0.78

Total from investment operations	0.79		0.81

Less distributions:
Dividends from net investment income	—		(0.02)

Net asset value, end of period	$11.58		$10.79

Total return (b)	7.41%		8.11%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,400		$1,621
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.10%		1.10%
Before waivers and reimbursements (a)	1.25%		1.59	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.25	%(c)	1.03%
Before waivers and reimbursements (a)	2.10	%(c)	0.10%
Portfolio turnover rate	4%		0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$0.03

Class IB	Six Months Ended June 30, 2007 (Unaudited) (c)		September 15, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$10.79		$10.00

Income from investment operations:
Net investment income	0.11		0.02
Net realized and unrealized gain on investments	0.67		0.78

Total from investment operations	0.78		0.80

Less distributions:
Dividends from net investment income	—		(0.01)

Net asset value, end of period	$11.57		$10.79

Total return (b)	7.23%		8.03%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$278,113		$74,947
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.35%		1.35%
Before waivers and reimbursements (a)	1.50	%(c)	1.84	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.00	%(c)	0.50%
Before waivers and reimbursements (a)	1.85	%(c)	0.03%
Portfolio turnover rate	4%		0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,

		2006 (e)	2005 (e)	2004	2003(e)		2002(e)
Net asset value, beginning of period	$6.82	$6.02	$5.56	$4.99		$3.95		$5.41

Income (loss) from investment operations:
Net investment income	0.03	0.05	0.04	0.05		0.04		0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.46	0.80	0.46	0.61		1.04		(1.45)

Total from investment operations	0.49	0.85	0.50	0.66		1.08		(1.41)

Less distributions:
Dividends from net investment income	—	(0.05)	(0.04)	(0.09)		(0.04)		(0.05)

Net asset value, end of period	$7.31	$6.82	$6.02	$5.56		$4.99		$3.95

Total return (b)	7.18%	14.10%	8.98%	13.28%		27.56%		(25.95)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$233,720	$212,510	$169,785	$132,682		$127,894		$111,429
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%	1.05%	1.05%		1.03%		0.86%
After waivers and fees paid indirectly (a)	1.04%	1.03%	1.04%	N/A		N/A		N/A
Before waivers and fees paid indirectly (a)	1.16%	1.14%	1.11%	1.16%		1.03%		0.86%
Ratio of net investment income to average net assets:
After waivers (a)	0.76%	0.77%	0.74%	0.91%		0.84%		0.81%
After waivers and fees paid indirectly (a)	0.77%	0.79%	0.75%	N/A		N/A		N/A
Before waivers and fees paid indirectly (a)	0.65%	0.68%	0.68%	0.80%		0.84%		0.81%
Portfolio turnover rate	13%	35%	44%	40%		119%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01	$— #	$0.01	$	**	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)		Year Ended December 31, 2006 (e)	April 29, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$11.76		$10.43	$10.00

Income from investment operations:
Net investment income	0.11		0.23	0.13
Net realized and unrealized gain on investments	0.62		1.46	0.41

Total from investment operations	0.73		1.69	0.54

Less distributions:
Dividends from net investment income	—		(0.18)	(0.09)
Distributions from realized gains	—		(0.18)	(0.02)

Total dividends and distributions	—		(0.36)	(0.11)

Net asset value, end of period	$12.49		$11.76	$10.43

Total return (b)	6.21%		16.27%	5.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$335		$122	$105
Ratio of expenses to average net assets:
After waivers (a)	0.75%		0.75%	0.75%
After waiver, and fees paid indirectly (a)	0.74%		0.74%	0.74%
Before waivers and fees paid indirectly (a)	0.80%		0.81%	0.96%
Ratio of net investment income to average net assets:
After waivers (a)	1.92	%(c)	2.06%	1.97%
After waiver, and fees paid indirectly (a)	1.93	%(c)	2.07%	1.98%
Before waivers and fees paid indirectly (a)	1.87	%(c)	2.00%	1.76%
Portfolio turnover rate	12%		23%	18%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$0.01	$0.01

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)		Year Ended December 31, 2006 (e)	April 29, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$11.77		$10.44	$10.00

Income from investment operations:
Net investment income	0.10		0.20	0.12
Net realized and unrealized gain on investments	0.61		1.46	0.40

Total from investment operations	0.71		1.66	0.52

Less distributions:
Dividends from net investment income	—		(0.15)	(0.06)
Distributions from realized gains	—		(0.18)	(0.02)

Total dividends and distributions	—		(0.33)	(0.08)

Net asset value, end of period	$12.48		$11.77	$10.44

Total return (b)	6.03%		15.97%	5.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$352,222		$291,204	$113,526
Ratio of expenses to average net assets:
After waivers (a)	1.00%		1.00%	1.00%
After waiver, and fees paid indirectly (a)	0.99%		0.99%	0.99%
Before waivers and fees paid indirectly (a)	1.05%		1.06%	1.21%
Ratio of net investment income to average net assets:
After waivers (a)	1.67%		1.77%	1.72%
After waiver, and fees paid indirectly (a)	1.68%		1.78%	1.73%
Before waivers and fees paid indirectly (a)	1.62%		1.71%	1.51%
Portfolio turnover rate	12%		23%	18%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$0.01	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,					October 2, 2002* to December 31, 2002

		2006 (e)		2005 (e)	2004	2003
Net asset value, beginning of period	$16.23	$12.87		$10.06	$8.20	$5.29	$4.85

Income from investment operations:
Net investment income	0.05	0.04		0.09	0.05	0.07	— #
Net realized and unrealized gain on investments and foreign currency transactions	2.78	4.70		3.23	1.89	2.91	0.44

Total from investment operations	2.83	4.74		3.32	1.94	2.98	0.44

Less distributions:
Dividends from net investment income	—	(0.10)		(0.09)	(0.08)	(0.07)	—
Distributions from realized gains	—	(1.28)		(0.42)	—	—	—

Total dividends and distributions	—	(1.38)		(0.51)	(0.08)	(0.07)	—

Net asset value, end of period	$19.06	$16.23		$12.87	$10.06	$8.20	$5.29

Total return (b)	17.44%	37.41%		33.04%	24.01%	56.18%	9.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$755,886	$619,212		$162,519	$4,592	$995	$62
Ratio of expenses to average net assets:
After waivers (a)	1.44%	1.49	%(c)	1.55%	1.55%	1.55%	1.57%
After waivers and fees paid indirectly (a)	1.44%	1.47	%(c)	1.53%	1.50%	1.53%	1.56%
Before waivers and fees paid indirectly (a)	1.44%	1.49	%(c)	1.55%	1.55%	1.55%	1.62%
Ratio of net investment income to average net assets:
After waivers (a)	0.54%	0.22%		0.69%	0.75%	1.33%	0.13%
After waivers and fees paid indirectly (a)	0.54%	0.24%		0.71%	0.80%	1.35%	0.14%
Before waivers and fees paid indirectly (a)	0.54%	0.22%		0.69%	0.75%	1.33%	0.08%
Portfolio turnover rate	51%	69%		52%	57%	81%	78%
Effect of contractual expense limitation during the period:

Per share benefit to net investment income	$—	$—		$—	$—	$— #	$— #

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,

		2006 (e)		2005 (e)	2004	2003	2002
Net asset value, beginning of period	$16.22	$12.87		$10.06	$8.19	$5.28	$5.61

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.03		0.05	0.04	0.05	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.78	4.66		3.25	1.89	2.91	(0.32)

Total from investment operations	2.81	4.69		3.30	1.93	2.96	(0.33)

Less distributions:
Dividends from net investment income	—	(0.06)		(0.07)	(0.06)	(0.05)	—
Distributions from realized gains	—	(1.28)		(0.42)	—	—	—

Total dividends and distributions	—	(1.34)		(0.49)	(0.06)	(0.05)	—

Net asset value, end of period	$19.03	$16.22		$12.87	$10.06	$8.19	$5.28

Total return (b)	17.25%	37.07%		32.84%	23.58%	56.09%	(6.05)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,227,689	$1,849,522		$1,140,481	$615,499	$389,893	$193,115
Ratio of expenses to average net assets:
After waivers (a)	1.69%	1.74	%(c)	1.80%	1.80%	1.80%	1.82%
After waivers and fees paid indirectly (a)	1.69%	1.72	%(c)	1.78%	1.75%	1.78%	1.81%
Before waivers and fees paid indirectly (a)	1.69%	1.74	%(c)	1.80%	1.80%	1.80%	1.87%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.30%	0.17%		0.44%	0.50%	1.08%	(0.12)%
After waivers and fees paid indirectly (a)	0.30%	0.19%		0.46%	0.55%	1.10%	(0.11)%
Before waivers and fees paid indirectly (a)	0.30%	0.17%		0.44%	0.50%	1.08%	(0.17)%
Portfolio turnover rate	51%	69%		52%	57%	81%	78%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$—		$—	$—	$— #	$— #

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2007 (Unaudited) (e)		Year Ended December 31, 2006 (e)	April 29, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$13.58		$12.51	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.20		0.05	(0.01)
Net realized and unrealized gain on investments and foreign currency	1.51		1.14	2.52

Total from investment operations	1.71		1.19	2.51

Less Distributions:
Dividends from net investment income	—		(0.05)	—
Distributions from realized gains	—		(0.07)	—

Total dividends and distributions	—		(0.12)	—

Net asset value, end of period	$15.29		$13.58	$12.51

Total return (b)	12.59%		9.50%	25.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,311		$137	$125
Ratio of expenses to average net assets:
After waivers (a)	0.80%		0.80%	0.80%
After waivers and fees paid indirectly (a)	0.78%		0.76%	0.77%
Before waivers and fees paid indirectly (a)	0.87%		0.90%	1.45%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.02	%(c)	0.38%	(0.12)%
After waivers and fees paid indirectly (a)	1.04	%(c)	0.41%	(0.09)%
Before waivers and fees paid indirectly (a)	0.95	%(c)	0.27%	(0.77)%
Portfolio turnover rate	19%		64%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01		$0.01	$0.05

Class IB	Six Months Ended June 30, 2007 (Unaudited) (e)		Year Ended December 31, 2006 (e)	April 29, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$13.56		$12.48	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06		0.01	(0.03)
Net realized and unrealized gain on investments and foreign currency	1.63		1.15	2.51

Total from investment operations	1.69		1.16	2.48

Less Distributions:
Dividends from net investment income	—		(0.01)	—
Distributions from realized gains	—		(0.07)	—

Total dividends and distributions	—		(0.08)	—

Net asset value, end of period	$15.25		$13.56	$12.48

Total return (b)	12.46%		9.33%	24.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$208,802		$139,188	$49,826
Ratio of expenses to average net assets:
After waivers (a)	1.05%		1.05%	1.05%
After waivers and fees paid indirectly (a)	1.03%		1.01%	1.02%
Before waivers and fees paid indirectly (a)	1.12%		1.15%	1.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.77%		0.06%	(0.37)%
After waivers and fees paid indirectly (a)	0.79%		0.10%	(0.34)%
Before waivers and fees paid indirectly (a)	0.70%		(0.04)%	(1.02)%
Portfolio turnover rate	19%		64%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01		$0.01	$0.05

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO MONTGOMERY SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,			October 1, 2004* to December 31, 2004
Class IA		2006(e)		2005(e)
Net asset value, beginning of period	$13.56	$11.40		$11.44	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)	(0.08)		(0.07)	(0.02)
Net realized and unrealized gain on investments	2.16	2.57		0.74	1.46

Total from investment operations	2.12	2.49		0.67	1.44

Less Distributions:
Distributions from realized gains	—	(0.33)		(0.71)	—

Net asset value, end of period	$15.68	$13.56		$11.40	$11.44

Total return (b)	15.63%	21.95%		5.92%	14.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$171	$148		$121	$114
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%	1.05%		1.05%	1.03%
After waivers, reimbursements and fees paid indirectly (a)	0.96%	0.95	%(c)	0.87%	1.01%
Before waivers, reimbursements and fees paid indirectly (a)	1.12%	1.23	%(c)	3.05%	7.36%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.66)%	(0.72)%		(0.80)%	(0.81)%
After waivers, reimbursements and fees paid indirectly (a)	(0.57)%	(0.60)%		(0.62)%	(0.79)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.73)%	(0.94)%		(2.80)%	(7.14)%
Portfolio turnover rate	55%	121%		168%	47%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$— #	$0.03		$0.22	$0.65

	Six Months Ended June 30, 2007 (Unaudited) (e)	Year Ended December 31,			October 1, 2004* to December 31, 2004
Class IB		2006(e)		2005(e)
Net asset value, beginning of period	$13.48	$11.37		$11.43	$10.00

Income (loss) from investment operations:
Net investment loss	(0.06)	(0.11)		(0.10)	(0.03)
Net realized and unrealized gain on investments	2.15	2.55		0.75	1.46

Total from investment operations	2.09	2.44		0.65	1.43

Less Distributions:
Distributions from realized gains	—	(0.33)		(0.71)	—

Net asset value, end of period	$15.57	$13.48		$11.37	$11.43

Total return (b)	15.50%	21.57%		5.75%	14.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$165,201	$101,401		$13,638	$3,598
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30%	1.30%		1.30%	1.28%
After waivers, reimbursements and fees paid indirectly (a)	1.21%	1.20%		1.12%	1.26%
Before waivers, reimbursements and fees paid indirectly (a)	1.37%	1.48	%(c)	3.30%	7.61%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.91)%	(0.97)%		(1.05)%	(1.06)%
After waivers, reimbursements and fees paid indirectly (a)	(0.82)%	(0.87)%		(0.87)%	(1.04)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.98)%	(1.15)%		(3.05)%	(7.39)%
Portfolio turnover rate	55%	121%		168%	47%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$— #	$0.02		$0.22	$0.65

See Notes to Financial Statements.

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31,					March 25, 2002* to December 31, 2002
Class IA			2006 (e)		2005 (e)	2004	2003
Net asset value, beginning of period	$13.89		$12.47		$10.80	$9.64	$7.35	$8.77

Income (loss) from investment operations:
Net investment income	0.17		0.15		0.15	0.09	0.07	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.32		2.26		1.73	1.24	2.34	(1.35)

Total from investment operations	1.49		2.41		1.88	1.33	2.41	(1.30)

Less distributions:
Dividends from net investment income	—		(0.19)		(0.20)	(0.17)	(0.12)	(0.12)
Distributions from realized gains	—		(0.80)		(0.01)	—	—	—

Total dividends and distributions	—		(0.99)		(0.21)	(0.17)	(0.12)	(0.12)

Net asset value, end of period	$15.38		$13.89		$12.47	$10.80	$9.64	$7.35

Total return (b)	10.73%		19.57%		17.43%	13.86%	33.05%	(14.81)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$602,350		$430,037		$119,304	$74,741	$320	$84
Ratio of expenses to average net assets:
After waivers (a)	0.93%		0.95%		0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.71%		0.95%		0.93%	0.92%	0.93%	0.92%
Before waivers and fees paid indirectly (a)	0.98%		1.01%		1.00%	1.02%	1.06%	1.14%
Ratio of net investment income to average net assets:
After waivers (a)	2.18%		1.08%		1.32%	0.98%	0.90%	0.76%
After waivers and fees paid indirectly (a)	2.40%		1.08%		1.34%	1.01%	0.92%	0.79%
Before waivers and fees paid indirectly (a)	2.13%		1.02%		1.27%	0.91%	0.79%	0.57%
Portfolio turnover rate	92	%(d)	25%		24%	19%	12%	23%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$0.01		$0.01	$0.01	$0.01	$0.01

	Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31,
Class IB			2006 (e)		2005 (e)	2004	2003	2002
Net asset value, beginning of period	$13.90		$12.48		$10.81	$9.64	$7.35	$8.77

Income (loss) from investment operations:
Net investment income	0.15		0.14		0.12	0.08	0.05	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.32		2.24		1.73	1.23	2.34	(1.37)

Total from investment operations	1.47		2.38		1.85	1.31	2.39	(1.31)

Less distributions:
Dividends from net investment income	—		(0.16)		(0.17)	(0.14)	(0.10)	(0.11)
Distributions from realized gains	—		(0.80)		(0.01)	—	—	—

Total dividends and distributions	—		(0.96)		(0.18)	(0.14)	(0.10)	(0.11)

Net asset value, end of period	$15.37		$13.90		$12.48	$10.81	$9.64	$7.35

Total return (b)	10.58%		19.25%		17.12%	13.68%	32.54%	(15.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,202,195		$1,117,308		$828,324	$609,846	$357,162	$125,521
Ratio of expenses to average net assets:
After waivers (a)	1.18%		1.20%		1.20%	1.20%	1.20%	1.20%
After waivers and fees paid indirectly (a)	0.96	%(c)	1.20%		1.18%	1.17%	1.18%	1.17%
Before waivers and fees paid indirectly (a)	1.23%		1.26	%(c)	1.25%	1.27%	1.31%	1.39%
Ratio of net investment income to average net assets:
After waivers (a)	1.94%		1.03%		1.07%	0.73%	0.65%	0.51%
After waivers and fees paid indirectly (a)	2.15%		1.04%		1.09%	0.76%	0.67%	0.54%
Before waivers and fees paid indirectly (a)	1.88%		0.98%		1.02%	0.66%	0.54%	0.32%
Portfolio turnover rate	92	%(d)	25%		24%	19%	12%	23%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$0.01		$0.01	$0.01	$0.01	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP CORE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31,					March 25, 2002* to December 31, 2002
Class IA			2006 (e)		2005 (e)	2004	2003
Net asset value, beginning of period	$11.30		$10.09		$9.46	$8.54	$7.04	$8.89

Income (loss) from investment operations:
Net investment income	0.07		0.11		0.07	0.07	0.07	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.63		1.22		0.64	0.93	1.50	(1.84)

Total from investment operations	0.70		1.33		0.71	1.00	1.57	(1.79)

Less distributions:
Dividends from net investment income	—		(0.12)		(0.08)	(0.08)	(0.07)	(0.06)

Net asset value, end of period	$12.00		$11.30		$10.09	$9.46	$8.54	$7.04

Total return (b)	6.19%		13.22%		7.46%	11.67%	22.28%	(20.11)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$294		$201		$191	$116	$98	$79
Ratio of expenses to average net assets:
After waivers (a)	0.70%		0.70%		0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.40%		0.69%		0.69%	0.66%	0.69%	0.69%
Before waivers and fees paid indirectly (a)	0.75%		0.73%		0.70%	0.70%	0.71%	0.71%
Ratio of net investment income to average net assets:
After waivers (a)	1.27%		1.05%		0.73%	0.80%	0.93%	0.77%
After waivers and fees paid indirectly (a)	1.57%		1.06%		0.74%	0.84%	0.94%	0.78%
Before waivers and fees paid indirectly (a)	1.22%		1.02%		0.73%	0.80%	0.92%	0.76%
Portfolio turnover rate	89	%(d)	33%		47%	90%	88%	70%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$—	#	$—	$—	$— #	$— #

	Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31,
Class IB			2006 (e)		2005 (e)	2004	2003	2002
Net asset value, beginning of period	$11.31		$10.10		$9.47	$8.55	$7.04	$8.97

Income (loss) from investment operations:
Net investment income	0.08		0.09		0.05	0.05	0.05	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.61		1.22		0.63	0.92	1.51	(1.93)

Total from investment operations	0.69		1.31		0.68	0.97	1.56	(1.89)

Less distributions:
Dividends from net investment income	—		(0.10)		(0.05)	(0.05)	(0.05)	(0.04)

Net asset value, end of period	$12.00		$11.31		$10.10	$9.47	$8.55	$7.04

Total return (b)	6.10%		12.92%		7.18%	11.37%	22.12%	(21.04)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$320,590		$329,937		$338,735	$341,346	$311,991	$201,141
Ratio of expenses to average net assets:
After waivers (a)	0.95%		0.95%		0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.65	%(c)	0.94%		0.94%	0.91%	0.94%	0.94%
Before waivers and fees paid indirectly (a)	1.00%		0.98	%(c)	0.95%	0.95%	0.96%	0.96%
Ratio of net investment income to average net assets:
After waivers (a)	1.02%		0.83%		0.48%	0.55%	0.68%	0.52%
After waivers and fees paid indirectly (a)	1.31%		0.84%		0.49%	0.59%	0.69%	0.53%
Before waivers and fees paid indirectly (a)	0.97%		0.80%		0.48%	0.55%	0.67%	0.51%
Portfolio turnover rate	89	%(d)	33%		47%	90%	88%	70%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$—	#	$—	$—	$— #	$— #

See Notes to Financial Statements.

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31,
Class IA			2006 (e)		2005 (e)	2004(e)	2003	2002
Net asset value, beginning of period	$15.74		$14.57		$13.32	$11.80	$9.10	$13.82

Income (loss) from investment operations:
Net investment income (loss)	0.06		—	#	(0.01)	(0.01)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.44		1.17		1.26	1.53	2.71	(4.70)

Total from investment operations	1.50		1.17		1.25	1.52	2.70	(4.72)

Net asset value, end of period	$17.24		$15.74		$14.57	$13.32	$11.80	$9.10

Total return (b)	9.53%		8.03%		9.38%	12.88%	29.67%	(34.15)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,560		$4,679		$3,304	$1,988	$27,996	$22,611
Ratio of expenses to average net assets:
After waivers (a)	0.77%		0.77%		0.71%	0.71%	0.72%	0.73%
After waivers and fees paid indirectly (a)	0.45%		0.75%		0.68%	0.66%	0.71%	0.72%
Before waivers and fees paid indirectly (a)	0.78%		0.77%		0.71%	0.71%	0.72%	0.73%
Ratio of net investment loss to average net assets:
After waivers (a)	0.38%		(0.04)%		(0.11)%	(0.10)%	(0.10)%	(0.17)%
After waivers and fees paid indirectly (a)	0.71%		(0.02)%		(0.08)%	(0.05)%	(0.09)%	(0.16)%
Before waivers and fees paid indirectly (a)	0.38%		(0.04)%		(0.11)%	(0.10)%	(0.10)%	(0.17)%
Portfolio turnover rate	116	%(d)	130%		97%	101%	105%	110%
Per share benefit to net investment income	—	#	—		—	—	—	—

	Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31,
Class IB			2006 (e)		2005 (e)	2004(e)	2003	2002
Net asset value, beginning of period	$15.40		$14.29		$13.11	$11.64	$9.00	$13.70

Income (loss) from investment operations:
Net investment income (loss)	0.04		(0.04)		(0.04)	(0.04)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.40		1.15		1.22	1.51	2.68	(4.65)

Total from investment operations	1.44		1.11		1.18	1.47	2.64	(4.70)

Net asset value, end of period	$16.84		$15.40		$14.29	$13.11	$11.64	$9.00

Total return (b)	9.35%		7.77%		9.00%	12.63%	29.33%	(34.31)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$863,264		$860,495		$916,611	$958,680	$935,920	$758,033
Ratio of expenses to average net assets:
After waivers (a)	1.02	%(c)	1.02	%(c)	0.96%	0.96%	0.97%	0.98%
After waivers and fees paid indirectly (a)	0.70	%(c)	1.00	%(c)	0.93%	0.91%	0.96%	0.97%
Before waivers and fees paid indirectly (a)	1.03%		1.02	%(c)	0.96%	0.96%	0.97%	0.98%
Ratio of net investment loss to average net assets:
After waivers (a)	0.13%		(0.30)%		(0.36)%	(0.35)%	(0.35)%	(0.42)%
After waivers and fees paid indirectly (a)	0.45%		(0.28)%		(0.33)%	(0.30)%	(0.34)%	(0.41)%
Before waivers and fees paid indirectly (a)	0.13%		(0.30)%		(0.36)%	(0.35)%	(0.35)%	(0.42)%
Portfolio turnover rate	116	%(d)	130%		97%	101%	105%	110%
Per share benefit to net investment income	—	#	—		—	—	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

MARKETPLUS MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31,
Class IA			2006 (e)		2005 (e)		2004(e)	2003	2002
Net asset value, beginning of period	$14.37		$14.01		$14.05		$13.09	$9.85	$11.61

Income (loss) from investment operations:
Net investment income	0.13		0.08		0.09		0.03	0.09	0.11
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.26		1.68		1.51		2.20	3.22	(1.79)

Total from investment operations	1.39		1.76		1.60		2.23	3.31	(1.68)

Less distributions:
Dividends from net investment income	—		(0.08)		(0.10)		—	(0.07)	(0.08)
Distributions from realized gains	—		(1.32)		(1.54)		(1.27)	—	—

Total dividends and distributions	—		(1.40)		(1.64)		(1.27)	(0.07)	(0.08)

Net asset value, end of period	$15.76		$14.37		$14.01		$14.05	$13.09	$9.85

Total return (b)	9.67%		12.76%		11.62%		18.14%	33.58%	(14.49)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,044		$24,186		$16,535		$8,178	$26,522	$18,779
Ratio of expenses to average net assets:
After waivers (a)	0.83%		0.83%		0.79%		0.82%	0.85%	0.85%
After waivers and fees paid indirectly (a)	0.41%		0.82%		0.77%		0.80%	0.79%	0.83%
Before waivers and fees paid indirectly (a)	0.84%		0.83%		0.79%		0.82%	0.85%	0.85%
Ratio of net investment income to average net assets:
After waivers (a)	1.35%		0.53%		0.60%		0.21%	0.75%	1.00%
After waivers and fees paid indirectly (a)	0.77%		0.54%		0.62%		0.23%	0.81%	1.02%
Before waivers and fees paid indirectly (a)	1.35%		0.53%		0.60%		0.21%	0.75%	1.00%
Portfolio turnover rate	142	%(d)	66%		55	%(d)	74%	160%	98%
Per share benefit to net investment income	—	#	—		—		—	—	—

	Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31,
Class IB			2006 (e)		2005 (e)		2004(e)	2003	2002
Net asset value, beginning of period	$14.30		$13.95		$14.00		$13.08	$9.84	$11.61

Income (loss) from investment operations:
Net investment income	0.12		0.04		0.05		— #	0.06	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.25		1.67		1.50		2.19	3.22	(1.78)

Total from investment operations	1.37		1.71		1.55		2.19	3.28	(1.71)

Less distributions:
Dividends from net investment income	—		(0.04)		(0.06)		—	(0.04)	(0.06)
Distributions from realized gains	—		(1.32)		(1.54)		(1.27)	—	—

Total dividends and distributions	—		(1.36)		(1.60)		(1.27)	(0.04)	(0.06)

Net asset value, end of period	$15.67		$14.30		$13.95		$14.00	$13.08	$9.84

Total return (b)	9.58%		12.45%		11.31%		17.84%	33.36%	(14.77)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,012,211		$1,897,629		$1,730,041		$1,438,673	$1,097,892	$646,958
Ratio of expenses to average net assets:
After waivers (a)	1.08%		1.08%		1.04%		1.07%	1.10%	1.10%
After waivers and fees paid indirectly (a)	0.66	%(c)	1.07	%(c)	1.02%		1.05%	1.04%	1.08%
Before waivers and fees paid indirectly (a)	1.09%		1.08%		1.04%		1.07%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.10%		0.27%		0.35%		(0.04)%	0.50%	0.75%
After waivers and fees paid indirectly (a)	1.51%		0.29%		0.37%		(0.02)%	0.56%	0.77%
Before waivers and fees paid indirectly (a)	1.10%		0.27%		0.35%		(0.04)%	0.50%	0.75%
Portfolio turnover rate	142	%(d)	66%		55	%(d)	74%	160%	98%
Per share benefit to net investment income	—	#	—		—		—	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

FINANCIAL HIGHLIGHTS — (Concluded)

*	Commencement of Operations.
**	Prior to December 31, 2004, these ratios and per share amounts were not provided.
***	Prior to December 31, 2006, these ratios and per share amounts were not provided.
****	Prior to June 30, 2007, these ratios were not provided.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.01.
##	Amount is less than $500.
‡	Amount is less than 1%.
‡‡	Amount is less than 0.01%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for investment income and non-class specific expense.
(d)	Reflects purchases and sales from change in investment strategy.
(e)	Net investment income and capital changes per share are based on average shares outstanding.
(g)	On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Alliance Global Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Alliance International Portfolio.
(h)	On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MFS Research Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian Research Portfolio.
(i)	On April 26, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/T.Rowe Price International Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Mercury International Value Portfolio.
(j)	On July 12, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AXP Strategy Aggressive Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Alliance Small Cap Growth Portfolio.
(k)	On July 12, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AXP New Dimensions Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian U.S. Equity Portfolio.
(l)	On February 28, 2003, this Portfolio received, through a substitution transaction, the assets and liabilities of the Enterprise Balanced Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2003 represents the results of operations of the EQ/Montag & Caldwell Growth Portfolio.
(m)	On May 2, 2003, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/International Equity Index Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2003 represents the results of operations of the EQ/Alliance International Portfolio.
(n)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Equity Income Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Boston Advisors Equity Income Portfolio.
(o)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Global Socially Responsive Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Calvert Socially Responsible Portfolio.
(p)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Diversified Portfolio and EQ/MONY Equity Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Capital Guardian Research Portfolio.
(q)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Capital Appreciation Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Marsico Focus Portfolio.
(r)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Deep Value Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Mercury Basic Value Equity Portfolio.
(s)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Money Market Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Money Market Portfolio.
(t)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Multi-Cap Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Montag & Caldwell Growth Portfolio.
(u)	On September 9, 2005, this Portfolio converted to a “fund of funds” structure and was renamed EQ/Enterprise Moderate Allocation Portfolio. The information from January 1, 2002 through December 31, 2004 is that of the predecessor EQ/Enterprise Managed Portfolio. Information for the year ended December 31, 2005 includes the results of the operations of the predecessor EQ/Enterprise Managed Portfolio from January 1, 2005 through September 9, 2005.
(v)	On July 7, 2005, this Portfolio split in the form of a dividend payable in shares of the Portfolio in order to establish a $1.00 net asset value. The dividend consisted of 10.345 shares and 10.303 shares in exchange for one (1) share of the Portfolio’s Class IA and Class IB shares, respectively. All transactions in capital stock and per share data prior to this date have been restated to give effect to the split.
(w)	Includes dividend expense.
(x)	AXA Equitable has voluntarily waived all its management and administration fees, and reimbursed all other expenses associated with the Portfolio except for the 12b-1 fees.
(y)	Gross expenses do not reflect the expected expenses for a full period.

See Notes to Financial Statements.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

Note 1 Organization and Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware business trust on October 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company with fifty-nine diversified portfolios and four non-diversified portfolios (each a “Portfolio”). The non-diversified Portfolios are: EQ/GAMCO Mergers and Acquisitions Portfolio, EQ/Marsico Focus Portfolio, EQ/Legg Mason Value Equity Portfolio, and the EQ/Van Kampen Real Estate Portfolio. At June 30, 2007, the EQ/Van Kampen Real Estate Portfolio was not operational.

On April 30, 2007, AXA Equitable Life Insurance Company (“AXA Equitable”), an indirect wholly-owned subsidiary of AXA, contributed $200,000 in seed capital to EQ/Franklin Templeton Founding Strategy Portfolio. The seed capital for each portfolio was split evenly between Class IA and Class IB shares.

On March 30, 2007, AXA Equitable contributed $100,000 in seed capital to Class IA of the EQ/ PIMCO Real Return Portfolio. Additionally on May 16, 2007, AXA Equitable contributed $100 in seed capital to Class IA of the EQ/TCW Equity Portfolio. Additionally on June 8, 2007, AXA Equitable contributed $100,000 in seed capital to Class IA of the EQ/GAMCO Mergers & Acquisitions Portfolio and on June 15, 2007, AXA Equitable contributed $100,000 in seed capital Class IA of the EQ/AXA Rosenberg Value Long/Short Equity Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

The EQ/Enterprise Moderate Allocation Portfolio and EQ/Franklin Templeton Founding Strategy Portfolio are types of mutual funds often described as “fund of funds.” The Portfolios pursue their investment objective by investing exclusively in other mutual funds managed by AXA Equitable.

The EQ/International ETF Portfolio is a “fund of funds” mutual fund. The Portfolio pursues its investment objective by investing exclusively in other investment companies.

The MarketPLUS International Core Portfolio, MarketPLUS Large Cap Core Portfolio, MarketPLUS Large Cap Growth Portfolio, and MarketPLUS Mid Cap Value Portfolio (each a “MarketPLUS Portfolio”; together, the “MarketPLUS Portfolios”) employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Portfolio.

Each of the investment sub-advisers (each an “Adviser”) independently chooses and maintains a portfolio of securities for their Portfolios.

The Trust has the right to issue two classes of shares, Class IA and Class IB. As of and during the six months ended June 30, 2007, the Trust had Class IB shares outstanding for each Portfolio except for the

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2007 (Unaudited)

EQ/Government Securities Portfolio. In addition, as of and during the six months ended June 30, 2007, the Trust had Class IA shares outstanding for certain Portfolios as shown in the Statement of Assets and Liabilities. The Class IB shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company (“ALAC”), MONY Life Insurance Company (“MONY”) and MONY Life Insurance Company of America (“MONY America”), as well as insurance companies that are not affiliated with AXA Equitable, ALAC, MONY or MONY America and to The Investment Plan for Employees, Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class IA for EQ/Boston Advisors Equity Income Portfolio and EQ/Montag & Caldwell Growth Portfolio. AXA Equitable is the primary shareholder of shares for the EQ/International ETF Portfolio.

The investment objectives of each Portfolio are as follows:

EQ/Enterprise Moderate Allocation Portfolio — Seeks long-term capital appreciation and current income.

EQ/Franklin Templeton Founding Strategy Portfolio — Seeks capital appreciation and secondarily income.

EQ/International ETF Portfolio — Seeks long-term capital appreciation.

EQ/AllianceBernstein Common Stock Portfolio (advised by AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of AXA Equitable)) — Seeks to achieve long-term growth of capital.

EQ/AllianceBernstein Growth and Income Portfolio (advised by AllianceBernstein) — Seeks to provide a high total return.

EQ/AllianceBernstein Intermediate Government Securities Portfolio (advised by AllianceBernstein) — Seeks to achieve high current income consistent with relative stability of principal.

EQ/AllianceBernstein International Portfolio (advised by AllianceBernstein) — Seeks to achieve long-term growth of capital.

EQ/AllianceBernstein Large Cap Growth Portfolio (advised by AllianceBernstein) — Seeks to achieve long-term growth of capital.

EQ/AllianceBernstein Quality Bond Portfolio (advised by AllianceBernstein) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/AllianceBernstein Small Cap Growth Portfolio (advised by AllianceBernstein) — Seeks to achieve long-term growth of capital.

EQ/AllianceBernstein Value Portfolio (advised by AllianceBernstein) — Seeks capital appreciation.

EQ/Ariel Appreciation II Portfolio (advised by Ariel Capital Management, LLC) — Seeks long-term capital appreciation.

EQ/AXA Rosenberg Value Long/Short Equity Portfolio (advised by AXA Rosenberg Investment Management LLC (an affiliate of AXA Equitable)) — Seeks to increase value through bull markets and bear markets using strategies that are designed to limit exposure to general equity market risk.

EQ/BlackRock Basic Value Equity Portfolio (formerly EQ/Mercury Basic Value Equity Portfolio) (advised by BlackRock Investment Management LLC) — Seeks capital appreciation and, secondarily, income.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2007 (Unaudited)

EQ/BlackRock International Value Portfolio (formerly EQ/Mercury International Value Portfolio) (advised by BlackRock Investment Management International Limited) — Seeks to provide current income and long-term growth of income, accompanied by growth of capital.

EQ/Bond Index Portfolio (advised by Standish Mellon Asset Management Company LLC) — Seeks a total return before expenses that approximates the total return performance of the Lehman Brothers Aggregate Bond Index, including reinvestment of coupon payments, at a risk level consistent with that of the Lehman Brothers Aggregate Bond Index.

EQ/Boston Advisors Equity Income Portfolio (advised by Boston Advisors, LLC) — Seeks a combination of growth and income to achieve an above-average and consistent total return.

EQ/Calvert Socially Responsible Portfolio (advised by Calvert Asset Management Company, Inc. and Bridgeway Capital Management, Inc.) — Seeks long-term capital appreciation.

EQ/Capital Guardian Growth Portfolio (advised by Capital Guardian Trust Company (“Capital Guardian”)) — Seeks long-term growth of capital.

EQ/Capital Guardian Research Portfolio (advised by Capital Guardian) — Seeks to achieve long-term growth of capital.

EQ/Capital Guardian U.S. Equity Portfolio (advised by Capital Guardian) — Seeks to achieve long-term growth of capital.

EQ/Caywood-Scholl High Yield Bond Portfolio (advised by Caywood-Scholl Capital Management) — Seeks to maximize current income.

EQ/Davis New York Venture Portfolio (advised by Davis Selected Advisers, L.P.) — Seeks long-term growth of capital.

EQ/Equity 500 Index Portfolio (advised by AllianceBernstein) — Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

EQ/Evergreen International Bond Portfolio (advised by Evergreen Investment Management Company, LLC (“Evergreen”) and First International Fund Advisers dba “Evergreen International”) —Seeks capital growth and current income.

EQ/Evergreen Omega Portfolio (advised by Evergreen) — Seeks long-term capital growth.

EQ/FI Mid Cap Portfolio (advised by Fidelity Management & Research Company) — Seeks long-term growth of capital.

EQ/Franklin Income Portfolio (advised by Franklin Advisers, Inc.) — Seeks to maximize income while maintaining prospects for capital appreciation.

EQ/Franklin Small Cap Value Portfolio (advised by Franklin Advisory Services, LLC) — Seeks long-term total return.

EQ/GAMCO Mergers and Acquisitions Portfolio (advised by GAMCO Asset Management, Inc. (“GAMCO”))— Seeks to achieve capital appreciation.

EQ/GAMCO Small Company Value Portfolio (advised by GAMCO) — Seeks to maximize capital appreciation.

EQ/Government Securities Portfolio (advised by BlackRock Financial Management, Inc. (“BlackRock”)) — Seeks to maximize income and capital appreciation through investment in the highest credit quality debt obligations.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2007 (Unaudited)

EQ/International Growth Portfolio (advised by MFS Investment Management (“MFS”)) — Seeks to achieve capital appreciation.

EQ/Janus Large Cap Growth Portfolio (advised by Janus Capital Management LLC) — Seeks long-term growth of capital.

EQ/JPMorgan Core Bond Portfolio (advised by JPMorgan Investment Management Inc. (“JPMorgan”)) — Seeks to provide a high total return consistent with moderate risk to capital and maintenance of liquidity.

EQ/JPMorgan Value Opportunities Portfolio (advised by JPMorgan) — Long-term capital appreciation.

EQ/Legg Mason Value Equity Portfolio (advised by Legg Mason Capital Management, Inc.) — Seeks long-term growth of capital.

EQ/Long Term Bond Portfolio (advised by BlackRock) — Seeks to maximize income and capital appreciation through investment in long-maturity debt obligations.

EQ/Lord Abbett Growth and Income Portfolio (advised by Lord, Abbett & Co. LLC (“Lord Abbett”)) — Capital appreciation and growth of income without excessive fluctuation in market value.

EQ/Lord Abbett Large Cap Core Portfolio (advised by Lord Abbett) — Capital appreciation and growth of income with reasonable risk.

EQ/Lord Abbett Mid Cap Value Portfolio (advised by Lord Abbett) — Capital appreciation.

EQ/Marsico Focus Portfolio (advised by Marsico Capital Management, LLC (“Marsico”)) — Seeks long-term growth of capital.

EQ/Money Market Portfolio (advised by The Dreyfus Corporation) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

EQ/Montag & Caldwell Growth Portfolio (advised by Montag & Caldwell, Inc.) — Seeks to achieve capital appreciation.

EQ/Mutual Shares Portfolio (advised by Franklin Mutual Advisers, LLC) — Seeks capital appreciation which may occasionally be short-term, and, secondarily, income.

EQ/Oppenheimer Global Portfolio (advised by OppenheimerFunds, Inc. (“Oppenheimer”)) — Seeks capital appreciation.

EQ/Oppenheimer Main Street Opportunity Portfolio (advised by Oppenheimer) — Seeks long-term capital appreciation.

EQ/Oppenheimer Main Street Small Cap Portfolio (advised by Oppenheimer) — Seeks capital appreciation.

EQ/PIMCO Real Return Portfolio (advised by Pacific Investment Management Company, LLC) — Seeks maximum real return consistent with preservation of real capital and prudent investment management.

EQ/Short Duration Bond Portfolio (advised by BlackRock) — Seeks current income with reduced volatility of principal.

EQ/Small Company Index Portfolio (advised by AllianceBernstein) — Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index.

EQ/TCW Equity Portfolio (advised by TCW Investment Management Company) — Seeks to achieve long-term capital appreciation.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2007 (Unaudited)

EQ/Templeton Growth Portfolio (advised by Templeton Global Advisors Limited) — Seeks long-term capital growth.

EQ/UBS Growth and Income Portfolio (advised by UBS Global Asset Management (Americas) Inc.) — Seeks to achieve total return through capital appreciation with income as a secondary consideration.

EQ/Van Kampen Comstock Portfolio (advised by Morgan Stanley Investment Management, Inc. (“MSIM”)) — Capital growth and income.

EQ/Van Kampen Emerging Markets Equity Portfolio (advised by MSIM) — Seeks long-term capital appreciation.

EQ/Van Kampen Mid Cap Growth Portfolio (advised by MSIM) — Capital growth.

EQ/Wells Fargo Montgomery Small Cap Portfolio (advised by Wells Capital Management Inc.) — Seeks long-term capital appreciation.

MarketPLUS International Core Portfolio (formerly EQ/Capital Guardian International Portfolio) (advised by AXA Equitable, Wentworth Hauser and Violich, Inc. (“Wentworth”), and Mellon Equity Associates LLC (“Mellon”)) — To achieve long-term growth of capital. On or about May 25, 2007, AXA Equitable, Wentworth and Mellon were added as advisors to the Portfolio.

MarketPLUS Large Cap Core Portfolio (formerly EQ/MFS Investors Trust Portfolio) (advised by AXA Equitable, Institutional Capital LLC (“ICAP”) and Mellon) — Seeks long-term growth of capital with a secondary objective to seek reasonable current income (i.e. moderate income). On or about May 25, 2007, AXA Equitable, ICAP and Mellon were added as advisors to the Portfolio.

MarketPLUS Large Cap Growth Portfolio (formerly EQ/MFS Emerging Growth Portfolio) (advised by AXA Equitable, Marsico, and Mellon) — Seeks to provide long-term capital growth. On or about May 25, 2007, AXA Equitable, Marsico and Mellon were added as advisors to the Portfolio.

MarketPLUS Mid Cap Value Portfolio (formerly EQ/FI Mid Cap Value Portfolio) (advised by AXA Equitable, Wellington Management Company, LLP (“Wellington”) and Mellon) — Seeks long-term capital appreciation. On or about May 25, 2007, AXA Equitable, Wellington and Mellon were added as advisors to the Portfolio.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Equity securities listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price (except for securities sold short that are valued at the closing price or the mean of the latest available ask and bid price). Other unlisted equity securities are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2007 (Unaudited)

adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term investment securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term investment securities, which mature in more than 60 days are valued at representative quoted prices. The EQ/Money Market Portfolio values all short-term investment securities at amortized cost.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at fair value under the direction of the Trustees.

Investments in the EQ/Enterprise Moderate Allocation Portfolio are valued based on the net asset value per share of each underlying fund which follow the policies as described above. In addition, underlying investment companies in the EQ/Enterprise Moderate Allocation Portfolio are valued based on the official closing price on the date of valuation.

Investments in the EQ/Franklin Templeton Founding Strategy Portfolio are valued based on the net asset value per share of each underlying fund which follow the policies as described above.

Investments in the EQ/International ETF Portfolio are valued based on the official closing price of the underlying investment companies on the date of valuation.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2007 (Unaudited)

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities are presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2007 (Unaudited)

tax treatments for forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies, investments in Real Estate Investment Trusts, post-October losses, paydowns, mergers and fund of fund investments. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting purposes but are considered ordinary income for tax purposes. Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2006 and December 31, 2005, were as follows:

	Year Ended December 31, 2006				Year Ended December 31, 2005
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
EQ/Enterprise Moderate Allocation	$13,992,468	$—	$28	$—	$15,869,444	$—	$—	$—
EQ/International ETF	68,354	—	23,866	—	—	—	—	—
EQ/AllianceBernstein Common Stock	128,571,275	—	—	—	95,924,555	—	—	—
EQ/AllianceBernstein Growth and Income	44,590,243	145,813,283	13,987,539	77,952,275	33,163,198	88,294,537	—	15,802,294
EQ/AllianceBernstein Intermediate Government Securities	28,948,851	—	—	—	28,400,891	—	—	—
EQ/AllianceBernstein International	40,897,308	199,218,339	2,629,191	69,426,639	33,960,724	—	1,992,666	—
EQ/AllianceBernstein Large Cap Growth	—	—	—	—	—	—	—	—
EQ/AllianceBernstein Quality Bond	85,778,671	—	1,137,348	—	79,369,690	—	—	—
EQ/AllianceBernstein Small Cap Growth	—	99,884,021	—	24,581,426	—	—	—	—
EQ/AllianceBernstein Value	67,243,294	235,737,926	9,172,428	47,121,252	42,473,426	64,313,036	76,693	17,144,762
EQ/Ariel Appreciation II	300,320	9,355	185,194	107,097	17,786	—	1,769	—
EQ/AXA Rosenberg Value Long/Short Equity	4,803,199	—	422,887	—	—	—	1,074,766	5,249,830
EQ/BlackRock Basic Value	96,145,550	133,324,014	450,717	11,033,600	39,106,471	115,277,471	—	9,938,814
EQ/BlackRock International Value	72,280,645	78,598,005	2,844,760	2,680,924	22,366,263	—	3,897,216	3,895,442
EQ/Bond Index	1,893,334	25,612	16,496	—	2,167,654	810,439	1	25,611
EQ/Boston Advisors Equity Income	9,235,182	18,231,519	1,801,755	3,973,151	5,141,995	—	53,626	706,494
EQ/Calvert Socially Responsible	—	885,471	—	375,323	—	2,384,334	—	281,667
EQ/Capital Guardian Growth	636,733	—	577	—	554,291	—	—	—
EQ/Capital Guardian Research	5,848,676	—	71,480	—	5,597,612	—	—	—
EQ/Capital Guardian U.S. Equity	15,381,698	71,905,649	244,391	2,794,037	5,827,238	55,833,867	—	12,328,291
EQ/Caywood-Scholl High Yield Bond	10,473,947	—	—	—	6,226,536	—	15,963	—
EQ/Davis New York Venture	114,283	—	—	—	—	—	—	—
EQ/Equity 500 Index	52,033,224	111,663,750	—	—	50,852,953	64,327,127	28,554	6,961,926

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2007 (Unaudited)

	Year Ended December 31, 2006				Year Ended December 31, 2005
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
EQ/Evergreen International Bond	$1,598,406	$—	$386,693	$—	$—	$—	$—	$—
EQ/Evergreen Omega	4,003,840	14,637,409	849,004	117,580	67,975	5,733,766	721,819	862,615
EQ/FI Mid Cap	48,536,076	56,339,263	16,796,084	34,531,518	94,582,460	79,116,437	12,705,321	21,324,289
EQ/Franklin Income	817,938	—	330,065	—	—	—	—	—
EQ/Franklin Small Cap Value	27,560	—	10,027	—	—	—	—	—
EQ/GAMCO Mergers and Acquisitions	4,634,502	285,452	562,238	54,743	774,655	92,537	12,658	—
EQ/GAMCO Small Company Value	9,106,216	31,487,447	115,683	4,367,283	3,749,279	37,469,527	2,118,408	1,830,491
EQ/Government Securities	3,942,731	—	—	—	3,802,152	163,207	139,139	—
EQ/International Growth	1,125,445	—	289,654	—	885,405	—	6,514	—
EQ/Janus Large Cap Growth	—	—	—	—	5,654	—	—	—
EQ/JPMorgan Core Bond	67,481,235	—	79,689	—	47,644,201	—	318,065	—
EQ/JPMorgan Value Opportunities	26,273,290	16,004,166	10,405,379	5,213,191	9,290,263	—	—	—
EQ/Legg Mason Value Equity	62,242	—	230,889	208,813	8,347	—	2,130	—
EQ/Long Term Bond	32,129,753	—	100,806	—	12,090,704	4,114,321	4,015	—
EQ/Lord Abbett Growth and Income	1,937,149	853,348	437,083	912,171	198,811	—	8,755	—
EQ/Lord Abbett Large Cap Core	530,553	204,486	279,175	117,438	88,443	—	106,511	—
EQ/Lord Abbett Mid Cap Value	2,855,529	1,743,440	78,922	2,976,071	749,813	—	1,177,523	—
EQ/Marsico Focus	26,262,529	60,627,287	223,279	18,329	974,013	61,989,543	17,141,097	15,601,201
EQ/Money Market	74,972,594	—	57,574	—	39,840,448	—	66,275	—
EQ/Montag & Caldwell Growth	565,794	—	—	—	753,492	—	2,069	—
EQ/Mutual Shares	110,815	—	44,403	—	—	—	—	—
EQ/Oppenheimer Global	5,730	—	57,406	—	—	—	—	—
EQ/Oppenheimer Main Street Opportunity	122,932	—	110,370	—	—	—	—	—
EQ/Oppenheimer Main Street Small Cap	71,343	—	144,702	—	—	—	—	—
EQ/PIMCO Real Return	14,608,631	—	1,390	—	4,574,591	98,536	1,506,481	—
EQ/Short Duration Bond	67,314,819	—	—	—	16,102,089	2,707	76,663	—
EQ/Small Company Index	13,161,361	43,099,220	251,130	4,159,869	5,943,908	24,217,101	185,646	1,648,596
EQ/TCW Equity	—	—	—	—	—	—	—	—
EQ/Templeton Growth	81,891	—	—	—	—	—	—	—
EQ/UBS Growth and Income	1,506,094	—	8,779	—	1,087,357	—	12,538	—
EQ/Van Kampen Comstock	6,203,314	1,133,862	324,802	478,172	825,302	—	1,406,557	—
EQ/Van Kampen Emerging Markets Equity	7,710,878	178,656,537	—	70,656,763	5,221,530	41,515,167	—	14,866,441

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2007 (Unaudited)

	Year Ended December 31, 2006				Year Ended December 31, 2005
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
EQ/Van Kampen Mid Cap Growth	$466,729	$343,142	$2,483,906	$695,836	$—	$—	$81,393	$—
EQ/Wells Fargo Montgomery Small Cap	2,074,435	97,284	1,836,189	133,661	706,027	1,322	213,817	—
MarketPLUS International Core.	19,433,984	80,391,887	622,470	10,171,945	12,551,727	1,055,351	2,369,428	7,495,216
MarketPLUS Large Cap Core	2,785,990	—	—	—	1,661,748	—	8,524	—
MarketPLUS Large Cap Growth	—	—	—	—	—	—	—	—
MarketPLUS Mid Cap Value	6,133,959	163,082,728	2,780,713	27,857,283	75,778,189	105,150,766	782,611	28,542,827

Fees Paid Indirectly:

For all Portfolios, the Trustees have approved the payment of certain Trust expenses using brokerage recapture arrangements. These payments are reflected in the Statements of Operations. For the period ended June 30, 2007, several Portfolios reduced expenses under these arrangements as follows:

Portfolios:	Amount
EQ/International ETF	$2,184
EQ/AllianceBernstein Common Stock	218,994
EQ/AllianceBernstein Growth and Income	93,858
EQ/AllianceBernstein International	2,338
EQ/AllianceBernstein Large Cap Growth	41,416
EQ/AllianceBernstein Small Cap Growth	43,813
EQ/AllianceBernstein Value	137,380
EQ/Ariel Appreciation II	12,333
EQ/BlackRock Basic Value Equity	209,718
EQ/Capital Guardian Growth	12,115
EQ/Capital Guardian Research	33,189
EQ/Capital Guardian U.S. Equity	45,023
EQ/Davis New York Venture	10,369
EQ/Evergreen Omega	3,734
EQ/FI Mid Cap	27,453
EQ/GAMCO Mergers and Acquisitions	33,889
EQ/GAMCO Small Company Value	83,870
EQ/Janus Large Cap Growth	14,379
EQ/Legg Mason Value Equity	22,559
EQ/Lord Abbett Growth and Income	18,944
EQ/Lord Abbett Large Cap Core	2,170
EQ/Lord Abbett Mid Cap Value	9,467
EQ/Marsico Focus	39,392
EQ/Montag & Caldwell Growth	24,031
EQ/TCW Equity	415
EQ/UBS Growth and Income	10,415
EQ/Van Kampen Comstock	11,371

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2007 (Unaudited)

Portfolios:	Amount
EQ/Van Kampen Emerging Markets Equity	$371
EQ/Van Kampen Mid Cap Growth	18,810
EQ/Wells Fargo Montgomery Small Cap	58,312
MarketPLUS International Core	1,737,853
MarketPLUS Large Cap Core	470,659
MarketPLUS Large Cap Growth	1,367,259
MarketPLUS Mid Cap Value	4,100,904

Securities Lending:

For all Portfolios, the Trustees have approved the lending of portfolio securities, through JPMorgan Chase Bank N.A. (“JPMorgan Chase”), acting as lending agent to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of a Portfolio’s securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan Chase will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan Chase invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At June 30, 2007, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan Chase and is summarized in the Portfolio of Investments. The Portfolios bear the risk of any loss in market value of the collateral. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised, are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted

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NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2007 (Unaudited)

against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

The AXA Rosenberg Value Long/Short Equity Portfolio engages in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash deposits and securities with the applicable counterparty broker. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Portfolio is held by one broker. The Portfolio is subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. Dividend expense on short sales is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Short sale transactions involve risk because the ultimate obligation may exceed the related amount shown in the accompanying Statement of Assets and Liabilities. The Portfolio will incur a loss if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the price of the security declines between those dates.

Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures

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NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2007 (Unaudited)

contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. Certain Portfolios may engage in synthetic equity swaps. Synthetic equity swaps are contracts entered into between a broker and the Portfolio under which the parties agree to make payments to each other as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at market value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Portfolios had swap contracts outstanding at June 30, 2007.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2007 (Unaudited)

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rates as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at June 30, 2007.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Management of the Trust

The Trust has entered into three separate investment management agreements (the “Management Agreements”) with AXA Equitable (the “Manager”). With the exception of the EQ/Enterprise Moderate Allocation Portfolio, EQ/Franklin Templeton Founding Strategy Portfolio and EQ/International ETF Portfolio, the Management Agreements state that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Portfolio’s assets; (ii) select and contract with the Advisers to manage the investment operations and composition of each and every Portfolio; (iii) monitor the Advisers’ investment programs and results; (iv) oversee compliance by the Trust with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. With respect to the Management Agreements for the EQ/Enterprise Moderate Allocation Portfolio, EQ/ Franklin Templeton Founding Strategy Portfolio and EQ/International ETF Portfolio, the Management Agreements provide that the Manager will: (i) provide investment management and advisory services; (ii) render investment advice concerning the Underlying Portfolios and Underlying ETFs, as applicable, in which to invest and the appropriate allocations for each Portfolio; (iii) monitor the investment programs and results; (iv) apprise the Trust of developments materially affecting the Portfolios; (v) oversee compliance by the Portfolio with various federal and state statutes; and (vi) carry out the directives of the Board of Trustees. For the six months ended June 30, 2007, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
EQ/Enterprise Moderate Allocation	0.100% of average daily net assets
EQ/International ETF	0.040% of average daily net assets
EQ/Franklin Templeton Founding Strategy	0.050% of average daily net assets
EQ/Bond Index	0.350% of average daily net assets
EQ/Equity 500 Index	0.250% of average daily net assets
EQ/Small Company Index	0.250% of average daily net assets

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NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2007 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $400 Million	Next $400 Million	Thereafter
EQ/GAMCO Small Company Value	0.800%	0.750%	0.700%
EQ/Government Securities	0.500%	0.350%	0.300%
EQ/Long Term Bond	0.500%	0.350%	0.300%
EQ/TCW Equity	0.800%	0.750%	0.700%

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/AllianceBernstein Intermediate Government Securities	0.500%	0.475%	0.450%	0.430%	0.420%
EQ/AllianceBernstein Quality Bond	0.525%	0.500%	0.475%	0.455%	0.445%
EQ/Caywood-Scholl High Yield Bond	0.600%	0.575%	0.550%	0.530%	0.520%
EQ/Evergreen International Bond	0.700%	0.675%	0.650%	0.630%	0.620%
EQ/JPMorgan Core Bond	0.450%	0.425%	0.400%	0.380%	0.370%
EQ/Money Market	0.350%	0.325%	0.280%	0.270%	0.250%
EQ/PIMCO Real Return	0.550%	0.525%	0.500%	0.480%	0.470%
EQ/Short Duration Bond	0.450%	0.425%	0.400%	0.380%	0.370%

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/AllianceBernstein Common Stock	0.550%	0.500%	0.475%	0.450%	0.425%
EQ/AllianceBernstein Growth and Income	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/AllianceBernstein International	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/AllianceBernstein Large Cap Growth	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/AllianceBernstein Small Cap Growth	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/AllianceBernstein Value	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Ariel Appreciation II	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/AXA Rosenberg Value Long/Short Equity	1.400%	1.350%	1.325%	1.300%	1.275%
EQ/BlackRock Basic Value Equity	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/BlackRock International Value	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Boston Advisors Equity Income	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Calvert Socially Responsible	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Capital Guardian Growth	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Capital Guardian Research	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Capital Guardian U.S. Equity	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Davis New York Venture	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Evergreen Omega	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/FI Mid Cap	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Franklin Income	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/Franklin Small Cap Value	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/GAMCO Mergers and Acquisitions	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/International Growth	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Janus Large Cap Growth	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/JPMorgan Value Opportunities	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/Legg Mason Value Equity	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Lord Abbett Growth & Income	0.650%	0.600%	0.575%	0.550%	0.525%

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NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2007 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/Lord Abbett Large Cap Core	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Lord Abbett Mid Cap Value	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Marsico Focus	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/Montag & Caldwell Growth	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Mutual Shares	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/Oppenheimer Global	0.950%	0.900%	0.875%	0.850%	0.825%
EQ/Oppenheimer Main Street Opportunity	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Oppenheimer Main Street Small Cap	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/Templeton Growth	0.950%	0.900%	0.875%	0.850%	0.825%
EQ/UBS Growth and Income	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Van Kampen Comstock	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Van Kampen Emerging Markets Equity	1.150%	1.100%	1.075%	1.050%	1.025%
EQ/Van Kampen Mid Cap Growth	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Wells Fargo Montgomery Small Cap	0.850%	0.800%	0.775%	0.750%	0.725%

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
MarketPLUS International Core	0.600%	0.550%	0.525%	0.500%	0.475%
MarketPLUS Large Cap Core	0.500%	0.450%	0.425%	0.400%	0.375%
MarketPLUS Large Cap Growth	0.500%	0.450%	0.425%	0.400%	0.375%
MarketPLUS Mid Cap Value	0.550%	0.500%	0.475%	0.450%	0.425%

Prior to the dates footnoted in the following table, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
MarketPLUS International Core (May 30, 2007)	0.850%	0.800%	0.775%	0.750%	0.725%
MarketPLUS Large Cap Core (May 29, 2007)	0.600%	0.550%	0.525%	0.500%	0.475%
MarketPLUS Large Cap Growth (May 29, 2007)	0.650%	0.600%	0.575%	0.550%	0.525%
MarketPLUS Mid Cap Value (May 31, 2007)	0.750%	0.700%	0.675%	0.650%	0.625%

On behalf of the Trust, with the exception of the EQ/Enterprise Moderate Allocation Portfolio, EQ/Franklin Templeton Founding Strategy Portfolio and EQ/International ETF Portfolio, the Manager has entered into an investment advisory agreement (“Advisory Agreements”) with each of the Advisers for the Trust’s other Portfolios. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3 Administrative Fees

AXA Equitable serves as Administrator to the Trust. As Administrator, AXA Equitable provides the Trust with necessary administrative, fund accounting, and compliance services. AXA Equitable may carry out its responsibilities either directly or through sub-contracting with third party providers. For

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2007 (Unaudited)

these services, the Trust pays AXA Equitable an annual fee payable monthly per the following fee schedule:

Fixed Charge

$30,000 for each Portfolio, with the exception of EQ/Enterprise Moderate Allocation Portfolio, the EQ/Franklin Templeton Founding Strategy and the MarketPLUS Portfolios.

Total Trust Average Net Asset Charge*

0.12% on the first $3.0 billion

0.11% on the next $3.0 billion

0.105% on the next $4.0 billion

0.10% on the next $20.0 billion

0.0975% in excess of $30.0 billion

*	With the exception of the EQ/Enterprise Moderate Allocation Portfolio, the EQ/Franklin Templeton Founding Strategy, and the MarketPLUS Portfolios.

The EQ/Enterprise Moderate Allocation Portfolio and the EQ/Franklin Templeton Founding Strategy each pay an annual rate of 0.15% of average daily net assets plus a fixed charge of $35,000.

As of the dates listed below, each MarketPLUS Portfolio pays an annual rate of $35,000 for each Portfolio and for each portion of the Portfolio for which separate administrative services are provided, (i.e., each adviser in the multi-advised structure) plus 0.15% of the Portfolio’s average daily net assets.

May 30, 2007 - MarketPLUS International Core

May 29, 2007 - MarketPLUS Large Cap Core

May 29, 2007 - MarketPLUS Large Cap Growth

May 31, 2007 - MarketPLUS Mid Cap Value

Prior to the dates listed above, the MarketPLUS Portfolios paid $30,000 for each Portfolio plus a charge based on Total Trust Average Net Assets as follows:

Total Trust Average Net Asset Charge

0.12% on the first $3.0 billion

0.11% on the next $3.0 billion

0.105% on the next $4.0 billion

0.10% on the next $20.0 billion

0.0975% in excess of $30.0 billion

Pursuant to a sub-administration arrangement with AXA Equitable, JPMorgan Investors Services Co. (“Sub-administrator”) provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services. State Street Bank and Trust Company provides similar administrative services for the EQ/AXA Rosenberg Value Long/Short Equity Portfolio.

Note 4 Custody Fees

The Trust has entered into Custody Agreements with JPMorgan Chase and Custodian Trust Company (“CTC”). The Custody Agreements provide for an annual fee based on the amount of assets under custody plus transaction charges. JPMorgan Chase serves as custodian of the Trust’s portfolio securities and other assets, with the exception of the EQ/AXA Rosenberg Value Long/Short Equity Portfolio. Under the terms of the Custody Agreement between the Trust and JPMorgan Chase, JPMorgan Chase maintains and deposits in separate accounts, cash, securities and other assets of the Portfolios. JPMorgan Chase is also required, upon the order of the Trust, to deliver securities held by JPMorgan Chase, and to make payments for securities purchased by the Trust. JPMorgan Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities. CTC serves as the custodian for the EQ/AXA Rosenberg Value Long/Short Equity Portfolio.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2007 (Unaudited)

Note 5 Distribution Plans

The Trust has entered into distribution agreements with AXA Advisors, LLC and AXA Distributors, LLC, both indirect wholly-owned subsidiaries of AXA Equitable (collectively, the “Distributors”), pursuant to which the Distributors serve as the principal underwriters of the Class IA and Class IB shares of the Trust. Class IB shares are subject to distribution fees imposed pursuant to a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average net assets attributable to the Trust’s Class IB shares. This limitation will be in effect at least until April 30, 2008. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class IB shares. The Trust’s Class IA shares are not subject to such fees.

Note 6 Transfer Agent

Boston Financial Data Services (“BFDS”) serves as the transfer agent for the EQ/AXA Rosenberg Value Long/Short Equity Portfolio. Transfer agent fees are based on per account charges, assets and other out of pocket expenses. Additional sub-transfer agent fees may be paid by the portfolios to administrators of omnibus accounts, and have been included in transfer agent fees on the statements of operations.

Note 7 Expense Limitation

The Manager has contractually agreed to limit the expenses of certain Portfolios through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (excluding the 0.25% annual fee under the Trust’s Class IB Distribution Plan) of such Portfolios are limited to:

0.10% of average daily net assets of the

EQ/Enterprise Moderate Allocation Portfolio

0.15% of average daily net assets of the

EQ/Franklin Templeton Founding Strategy Portfolio*

0.40% of average daily net assets of the

EQ/International ETF Portfolio

0.45% of average daily net assets of the

EQ/Bond Index Portfolio

0.60% of average daily net assets of the

EQ/JPMorgan Core Bond Portfolio

EQ/Short Duration Bond Portfolio

EQ/Small Company Index Portfolio

0.65% of average daily net assets of the

EQ/PIMCO Real Return Portfolio

0.70% of average daily net assets of the

EQ/AllianceBernstein Value Portfolio

EQ/Capital Guardian Growth Portfolio

EQ/Capital Guardian Research Portfolio

EQ/Capital Guardian U.S. Equity Portfolio

EQ/JPMorgan Value Opportunities Portfolio

EQ/BlackRock Basic Value Equity Portfolio

MarketPLUS Large Cap Core Portfolio

MarketPLUS Large Cap Growth Portfolio**

0.75% of average daily net assets of the

EQ/Caywood-Scholl High Yield Bond Portfolio

EQ/FI Mid Cap Portfolio

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2007 (Unaudited)

EQ/Government Securities Portfolio

EQ/Legg Mason Value Equity Portfolio

EQ/Long Term Bond Portfolio

EQ/Lord Abbett Growth and Income Portfolio

EQ/Lord Abbett Large Cap Core Portfolio

EQ/Van Kampen Comstock Portfolio

MarketPLUS Mid Cap Value Portfolio***

0.80% of average daily net assets of the

EQ/AllianceBernstein Large Cap Growth Portfolio

EQ/Boston Advisors Equity Income Portfolio

EQ/Calvert Socially Responsible Portfolio

EQ/Lord Abbett Mid Cap Value Portfolio

EQ/UBS Growth and Income Portfolio

EQ/Van Kampen Mid Cap Growth Portfolio

0.85% of average daily net assets of the

EQ/AllianceBernstein International Portfolio

MarketPLUS International Core Portfolio****

0.90% of average daily net assets of the

EQ/Ariel Appreciation II Portfolio

EQ/Evergreen International Bond Portfolio

EQ/Evergreen Omega Portfolio

EQ/Janus Large Cap Growth Portfolio

EQ/Marsico Focus Portfolio

EQ/Montag & Caldwell Growth Portfolio

EQ/TCW Equity Portfolio

1.00% of average daily net assets of the

EQ/BlackRock International Value Portfolio

1.05% of average daily net assets of the

EQ/Davis New York Venture Portfolio

EQ/Franklin Income Portfolio

EQ/Franklin Small Cap Value Portfolio

EQ/GAMCO Small Company Value Portfolio

EQ/Mutual Shares Portfolio

EQ/Oppenheimer Main Street Opportunity Portfolio

EQ/Oppenheimer Main Street Small Cap Portfolio

EQ/Wells Fargo Montgomery Small Cap Portfolio

1.10% of average daily net assets of the

EQ/Oppenheimer Global Portfolio

EQ/Templeton Growth Portfolio

1.20% of average daily net assets of the

EQ/GAMCO Mergers and Acquisitions Portfolio

1.30% of average daily net assets of the

EQ/International Growth Portfolio

1.55% of average daily net assets of the

EQ/Van Kampen Emerging Markets Equity Portfolio

1.74% of average daily net assets of the

EQ/AXA Rosenberg Value Long/Short Equity Portfolio

*	Effective May 1, 2007. AXA Equitable will voluntarily waive all its management and administration fees. The voluntary waiver by AXA Equitable will remain in effect until April 30, 2008.
**	Effective May 29, 2007. Prior to May 29, 2007, there was no expense limitation.
***	Effective May 29, 2007. Prior to May 29, 2007, the limitation was 0.85%.
****	Effective May 29, 2007. Prior to May 29, 2007, the limitation was 0.95%.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2007 (Unaudited)

The Manager first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. Each Portfolio may at a later date reimburse to the Manager the management fees waived or other expenses assumed and paid for by the Manager pursuant to the Expense Limitation Agreement within the prior five fiscal years (prior three fiscal years for certain Portfolios, as indicated by a “†” in the following chart), provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Trust’s Board of Trustees on a quarterly basis. Any reimbursement, called recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by the Manager. During the six months ended June 30, 2007, the Manager received a total of $631,218 in reimbursement for all of the Portfolios within the Trust. At June 30, 2007, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

	Amount Eligible through						Total Eligible for Reimbursement
Portfolios:	2007	2008	2009	2010	2011	2012
EQ/Enterprise Moderate Allocation†	$296,620	$553,946	$1,039,115	$481,444	$—	$—	$2,371,125
EQ/International ETF†	—	—	67,272	45,246	—	—	112,518
EQ/AllianceBernstein International†	50,767	41,633	1,045,387	704,619	—	—	1,842,406
EQ/AllianceBernstein Large Cap Growth†	790,601	1,596,129	1,849,896	869,306	—	—	5,105,932
EQ/AllianceBernstein Value†	—	—	—	—	—	459,008	459,008
EQ/Ariel Appreciation II†	—	84,650	85,294	32,373	—	—	202,317
EQ/BlackRock International Value	—	—	—	—	338,518	32,212	370,730
EQ/Bond Index†	3,588	15,635	38,256	46,679	—	—	104,158
EQ/Boston Advisors Equity Income†	56,744	96,394	288,916	205,818	—	—	647,872
EQ/Calvert Socially Responsible†	26,126	26,089	41,527	37,547	—	—	131,289
EQ/Capital Guardian Growth	78,492	184,296	101,921	94,423	272,496	199,037	930,665
EQ/Capital Guardian Research†	13,997	32,224	526,956	406,817	—	—	979,994
EQ/Capital Guardian U.S. Equity†	15,931	5,108	559,228	425,795	—	—	1,006,062
EQ/Caywood-Scholl High Yield Bond†	87,447	146,764	62,793	10,389	—	—	307,393
EQ/Davis New York Venture†	—	—	36,026	1,296	—	—	37,322
EQ/Evergreen International Bond†	—	—	—	—	—	—	—
EQ/Evergreen Omega	22,288	106,256	91,070	84,888	25,579	—	330,081
EQ/FI Mid Cap†	78,049	2,336	622,039	498,363	—	—	1,200,787
EQ/Franklin Income†	—	—	38,022	815	—	—	38,837
EQ/Franklin Small Cap Value†	—	—	58,929	28,853	—	—	87,782
EQ/Franklin Templeton Founding Strategy†	—	—	—	34,678	—	—	34,678
EQ/GAMCO Mergers and Acquisitions†	—	—	—	—	—	—	—
EQ/Janus Large Cap Growth†	114,764	235,149	403,530	256,142	—	—	1,009,585

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2007 (Unaudited)

	Amount Eligible through						Total Eligible for Reimbursement
Portfolios:	2007	2008	2009	2010	2011	2012
EQ/JPMorgan Value Opportunities	$—	$—	$—	$—	$98,825	$125,512	$224,337
EQ/Legg Mason Value Equity†	—	83,988	117,218	84,472	—	—	285,678
EQ/Lord Abbett Growth and Income†	—	91,295	134,994	68,735	—	—	295,024
EQ/Lord Abbett Large Cap Core†	—	107,918	114,938	48,794	—	—	271,650
EQ/Lord Abbett Mid Cap Value†	—	84,564	120,320	83,485	—	—	288,369
EQ/Marsico Focus†	338,995	377,886	1,701,514	1,441,460	—	—	3,859,855
EQ/Montag & Caldwell Growth†	—	—	—	4,142	—	—	4,142
EQ/Mutual Shares†	—	—	66,323	12,982	—	—	79,305
EQ/Oppenheimer Global†	—	—	63,288	36,029	—	—	99,317
EQ/Oppenheimer Main Street Opportunity†	—	—	63,541	33,044	—	—	96,585
EQ/Oppenheimer Main Street Small Cap†	—	—	65,666	60,813	—	—	126,479
EQ/PIMCO Real Return†	125,842	331,851	776,946	141,591	—	—	1,376,230
EQ/Short Duration Bond†	—	—	8,836	—	—	—	8,836
EQ/TCW Equity†	—	—	70,566	67,674	—	—	138,240
EQ/Templeton Growth†	—	—	55,100	41,655	—	—	96,755
EQ/UBS Growth and Income†	59,101	85,522	165,722	120,564	—	—	430,909
EQ/Van Kampen Comstock†	—	71,997	121,881	74,916	—	—	268,794
EQ/Van Kampen Mid Cap Growth†	—	85,445	103,619	59,213	—	—	248,277
EQ/Wells Fargo Montgomery Small Cap†	49,825	142,403	90,204	42,244	—	—	324,676
MarketPLUS International Core†	232,348	354,344	658,474	442,277	—	—	1,687,443
MarketPLUS Large Cap Core	10,135	26,337	—	—	114,703	80,318	231,493
MarketPLUS Large Cap Growth	—	—	—	—	—	4,103	4,103
MarketPLUS Mid Cap Value	—	—	—	—	—	72,231	72,231
The EQ/Enterprise Moderate Allocation Portfolio invests in shares of other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable and exchange traded securities of other investment companies (“Underlying ETFs”). Therefore, the EQ/Enterprise Moderate Allocation Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the Underlying ETFs and the investment return of the EQ/ Enterprise Moderate Allocation Portfolio is reduced by each Underlying Portfolio’s and each Underlying ETF’s expenses. The range of expenses (as a percentage of average net assets) incurred indirectly in connection with the EQ/Enterprise Moderate Allocation Portfolio’s investments in Underlying Portfolios and Underlying ETFs is:

Portfolio:	Range of Expenses
EQ/Enterprise Moderate Allocation	0.75% to 1.00%

Thus, the net expense ratio of the Class IB shares of the EQ/Enterprise Moderate Allocation Portfolio, including the EQ/Enterprise Moderate Allocation Portfolio’s direct and indirect expenses, would range from:

Portfolio:	Class IB
EQ/Enterprise Moderate Allocation	1.10% to 1.35%

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2007 (Unaudited)

Absent the Expense Limitation Agreement of the EQ/Enterprise Moderate Allocation Portfolio, the total expense ratio of the Class IB shares of the EQ/Enterprise Moderate Allocation Portfolio would range from:

Portfolio:	Class IB
EQ/Enterprise Moderate Allocation	1.30% to 1.55%

The EQ/Franklin Templeton Founding Strategy Portfolio invests exclusively in shares of Underlying Portfolios managed by AXA Equitable. Therefore, the EQ/Franklin Templeton Founding Strategy Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of the EQ/Franklin Templeton Founding Strategy Portfolio is reduced by each Underlying Portfolio’s expenses. The range of expenses (as a percentage of average net assets) incurred indirectly in connection with the EQ/Franklin Templeton Founding Strategy Portfolio’s investments in Underlying Portfolios is:

Portfolio:	Range of Expenses
EQ/Franklin Templeton Founding Strategy	0.95% to 1.20%

Thus, the net expense ratio of the Class IA shares and Class IB shares of the EQ/Franklin Templeton Founding Strategy Portfolio, including the EQ/Franklin Templeton Founding Strategy Portfolio’s direct and indirect expenses, would range from:

Portfolio:	Class IA	Class IB
EQ/Franklin Templeton Founding Strategy	0.95% to 1.20%	1.20% to 1.45%

Absent the Expense Limitation Agreement of the EQ/Franklin Templeton Founding Strategy Portfolio, the total expense ratio of the Class IA shares and Class IB shares of the EQ/Franklin Templeton Founding Strategy Portfolio would range from:

Portfolio:	Class IA	Class IB
EQ/Franklin Templeton Founding Strategy	42.12% to 42.37%	2.09% to 2.29%

The EQ/International ETF Portfolio invests primarily in Underlying ETFs. Therefore, the EQ/ International ETF Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying ETFs and the investment return of the EQ/ International ETF Portfolio is reduced by each Underlying ETF’s expenses. The range of expenses (as a percentage of average net assets) incurred indirectly in connection with the EQ/International ETF Portfolio’s investments in Underlying ETFs is:

Portfolios:	Range of Expenses
EQ/International ETF	0.40% to 0.65%

Thus, the net expense ratio of the Class IA shares and Class IB shares of the EQ/International ETF Portfolio, including the EQ/International ETF Portfolio’s direct and indirect expenses, would range from:

Portfolios:	Class IA	Class IB
EQ/International ETF	0.80% to 1.05%	1.05% to 1.30%

Absent the Expense Limitation Agreement of the EQ/International ETF Portfolio, the total expense ratio of the Class IA shares and the Class IB shares of the EQ/International ETF Portfolio would range from:

Portfolios:	Class IA	Class IB
EQ/International ETF	2.16% to 2.41%	2.41% to 2.66%

The MarketPLUS Portfolios invest approximately 10% of net assets in shares of Underlying ETFs. Therefore, the MarketPLUS Portfolios, in addition to their own expenses such as management fees, bear their pro-rata share of the fees and expenses incurred by the Underlying ETFs and the investment returns of the MarketPLUS Portfolios are reduced by each Underlying ETFs’ expenses. The range of expenses

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2007 (Unaudited)

(as a percentage of average net assets) incurred indirectly in connection with the MarketPLUS Portfolios’ investments in Underlying ETFs is:

Portfolios:	Range of Expenses
MarketPLUS International Core	0.00% to 0.25%
MarketPLUS Large Cap Core	0.00% to 0.25%
MarketPLUS Large Cap Growth	0.00% to 0.25%
MarketPLUS Mid Cap Value	0.00% to 0.25%

Thus, the net expense ratio of the Class IA shares and Class IB shares of the MarketPLUS Portfolios, including the MarketPLUS Portfolios’ direct and indirect expenses, would range from:

Portfolios:	Class IA	Class IB
MarketPLUS International Core	0.93% to 1.18%	1.18% to 1.43%
MarketPLUS Large Cap Core	0.70% to 0.95%	0.95% to 1.20%
MarketPLUS Large Cap Growth	0.77% to 1.02%	1.02% to 1.27%
MarketPLUS Mid Cap Value	0.83% to 1.08%	1.08% to 1.33%

Absent the Expense Limitation Agreement of the MarketPLUS Portfolios, the total expense ratio of the Class IA shares and the Class IB shares of the MarketPLUS Portfolios would range from:

Portfolios:	Class IA	Class IB
MarketPLUS International Core	0.98% to 1.23%	1.23% to 1.48%
MarketPLUS Large Cap Core	0.75% to 1.00%	1.00% to 1.25%
MarketPLUS Large Cap Growth	0.78% to 1.03%	1.03% to 1.28%
MarketPLUS Mid Cap Value	0.84% to 1.09%	1.09% to 1.34%

Note 8 Trustees Deferred Compensation Plan

A deferred compensation plan (the “Deferred Compensation Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Deferred Compensation Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Deferred Compensation Plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At June 30, 2007, the total amount deferred by the Trustees participating in the Deferred Compensation Plan was $822,633 for all the Portfolios within the Trust.

Note 9 Percentage of Ownership by Affiliated Portfolios

Shares of some of the Portfolios are held by the EQ/Enterprise Moderate Allocation Portfolio, EQ/ Franklin Templeton Founding Strategy Portfolio, and the AXA Allocation Portfolios and Target Allocation Portfolios of the AXA Premier VIP Trust, an entity also advised by AXA Equitable. The following tables represent the percentage of ownership that the EQ/Enterprise Moderate Allocation Portfolio, the EQ/Franklin Templeton Founding Strategy Portfolio, and each AXA Allocation Portfolio and Target Allocation Portfolio has in each respective underlying investment company’s net assets as of June 30, 2007.

Portfolios:	EQ/ Enterprise Moderate Allocation	EQ/ Franklin Templeton Strategy
EQ/AllianceBernstein Quality Bond	1.09%	—%

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2007 (Unaudited)

Portfolios:	EQ/ Enterprise Moderate Allocation	EQ/ Franklin Templeton Strategy
EQ/AllianceBernstein Value	0.97%	—%
EQ/AXA Rosenberg Value Long/Short Equity	1.16	—
EQ/BlackRock Basic Value Equity	1.26	—
EQ/BlackRock International Value	0.83	—
EQ/Davis New York	0.91	—
EQ/Evergreen International Bond	1.64	—
EQ/Franklin Income	—	4.95
EQ/Franklin Small Cap Value	5.89	—
EQ/GAMCO Mergers and Acquisitions	2.42	—
EQ/JPMorgan Core Bond	0.15	—
EQ/Long Term Bond	1.73	—
EQ/Marsico Focus	0.80	—
EQ/Mutual Shares	—	7.25
EQ/PIMCO Real Return	1.02	—
EQ/Short Duration Bond	1.35	—
EQ/Small Company Index	0.23	—
EQ/Templeton Growth	—	9.50
EQ/Van Kampen Emerging Markets Equity	0.57	—
MarketPLUS International Core	2.61	—
Multimanager Aggressive Equity	0.34	—
Multimanager Core Bond	0.72	—
Multimanager High Yield	0.91	—
Multimanager International Equity	0.37	—
Multimanager Large Cap Core Equity	3.47	—
Multimanager Large Cap Value	0.25	—
Multimanager Mid Cap Growth	0.44	—
Multimanager Mid Cap Value	0.73	—
Multimanager Small Cap Value	0.91	—

Portfolios:	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/AllianceBernstein Quality Bond	0.53%	1.26%	48.81%	12.90%	1.39%
EQ/AllianceBernstein Value	0.51	1.94	10.49	16.21	5.85
EQ/BlackRock Basic Value Equity	0.35	1.32	22.07	24.86	7.47
EQ/BlackRock International Value	0.13	0.60	7.32	16.70	7.94
EQ/Davis New York	0.32	3.32	7.67	11.49	9.23
EQ/Evergreen International Bond	5.21	9.22	61.86	—	—
EQ/Franklin Small Cap Value	—	7.36	14.74	22.52	15.11

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2007 (Unaudited)

Portfolios:	AXA Conservative Allocation		AXA Conservative- Plus Allocation		AXA Moderate Allocation		AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/JPMorgan Core Bond	0.89%		0.72%		5.87%		7.27%	1.10%
EQ/Long Term Bond	5.36		7.71		30.49		36.84	—
EQ/Marsico Focus.	0.34		1.29		12.65		16.76	6.03
EQ/Money Market	—	#	—	#	—	#	—	—
EQ/PIMCO Real Return	1.63		3.43		11.27		12.76	3.27
EQ/Short Duration Bond	7.73		11.11		40.03		34.69	—
EQ/Small Company Index	—		0.06		4.60		18.27	6.63
EQ/Van Kampen Emerging Markets Equity	—		—		7.52		11.49	3.79
MarketPLUS International Core	0.21		0.97		11.81		14.85	2.78

#	Percentage of ownership is less than 0.005%.

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation
EQ/Bond Index	4.31%	3.92%	0.87%	—%
EQ/Equity 500 Index	0.05	0.09	0.06	0.04
EQ/International ETF	13.50	21.83	13.36	10.47
EQ/Small Company Index	0.05	0.08	0.05	0.04
EQ/Van Kampen Emerging Markets Equity	0.01	0.02	0.01	0.01

Note 10 Character Adjustment

Subsequent to the close of the fiscal year ended December 31, 2006, the EQ/Capital Guardian Research Portfolio and the EQ/Capital Guardian U.S. Equity Portfolio became aware of changes in the character of a distribution made by one of the Portfolio’s portfolio securities in the prior fiscal year. The components of net assets on the Statements of Assets and Liabilities reflect the following reclassifications related to this distribution:

	Overdistributed Net Investment Income	Accumulated Net Realized Gain	Unrealized Appreciation
EQ/Capital Guardian Research	$(951,420)	$951,420	$—
EQ/Capital Guardian U.S. Equity	(920,640)	640,000	280,640

These adjustments had no impact on the net assets of the Portfolios.

Note 11 New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (the “FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolios, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Based on Management’s analysis, the determination has been made that the adoption of the interpretation did not have an impact to the Portfolios’ financial statements upon adoption. Management continually reviews the Portfolios’ tax positions and such conclusions under the Interpretation based on factors, including, but not limited to, on going analyses of tax laws, regulations and interpretations, thereof.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2007 (Unaudited)

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115.”(“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management is currently evaluating the impact the adoption of SFAS 159 will have on the Portfolio’s financial statement disclosures.

Note 12 Substitution and Reorganization Transactions

After the close of business on November 3, 2006, the EQ/Lord Abbett Growth & Income Portfolio and the EQ/Lord Abbett Mid Cap Value Portfolio each received an in-kind transfer of securities from affiliated portfolios in the amount of $70,770,956 and $74,600,037, respectively, in exchange for Class A Shares of each respective Portfolio.

On or about May 25, 2007, the EQ/Capital Guardian International Portfolio converted to a multi-managed Portfolio and the name change to MarketPLUS International Core Portfolio. In addition, Capital Guardian Trust Company was replaced as the sub-adviser and AXA Equitable, Mellon, and Wentworth were added as sub-advisers.

On or about May 25, 2007, the EQ/MFS Investors Trust Portfolio converted to a multi-managed portfolio and the name changed to MarketPLUS Large Cap Core Portfolio. In addition, MFS Investment Management was replaced as the sub-adviser and AXA Equitable, Mellon, and Institutional Capital LLC were added as sub-advisers.

On or about May 25, 2007, the EQ/FI Mid Cap Value Portfolio converted to a multi-managed portfolio and the name changed to MarketPLUS Mid Cap Value Portfolio. In addition, Fidelity Management & Research Company was replaced as the sub-adviser and AXA Equitable, Mellon, and Wellington were added as sub-advisers.

On or about May 25, 2007, the EQ/MFS Emerging Growth Portfolio converted to a multi-managed portfolio and the name changed to MarketPLUS Large Cap Growth Portfolio. In addition, MFS Investment Management & Research Company was replaced as the sub-adviser and AXA Equitable, Mellon, and Marsico were added as sub-advisers.

After the close of business on May 25, 2007, the EQ/Small Company Growth Portfolio merged into Multimanager Small Cap Growth Portfolio of the AXA Premier VIP Trust.

After the close of business on May 25, 2007, the EQ/Small Company Value Portfolio merged into Multimanager Small Cap Value Portfolio of the AXA Premier VIP Trust.

On or about May 25, 2007, the EQ/Mercury Basic Value Equity Portfolio changed its name to EQ/BlackRock Basic Value Equity Portfolio.

On or about May 25, 2007, the EQ/Mercury International Value Portfolio changed its name to EQ/BlackRock International Value Portfolio.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded)

June 30, 2007 (Unaudited)

Note 13 Subsequent Events

Effective July 6, 2007, the EQ/Van Kampen Real Estate Portfolio commenced operations.

Effective July 6, 2007, the EQ/Enterprise Moderate Allocation Portfolio changed its name to the All Asset Allocation Portfolio.

After the close of business July 6, 2007, the EQ/TCW Equity Portfolio acquired the net assets of the EQ/Janus Large Cap Growth Portfolio pursuant to a Plan of Reorganization and Termination. For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange resulting in the EQ/TCW Equity Portfolio issuing 492,777 Class IA shares and 15,649,256 Class IB shares (valued at $1,145,616 and $363,177,199 respectively) in exchange for Class IA shares and Class IB shares of the EQ/Janus Large Cap Growth Portfolio. EQ/Janus Large Cap Growth Portfolio’s net assets at that date ($363,322,815), including $55,864,520 of unrealized appreciation, were combined with those of EQ/TCW Equity Portfolio. Also, the sub-adviser, TCW Investment Management Company was replaced by T. Rowe Price Associates, Inc. and the Portfolio’s name changed to EQ/T. Rowe Price Growth Stock Portfolio.

After the close of business July 6, 2007, EQ/Capital Guardian Research Portfolio acquired the net assets of the EQ/Capital Guardian U.S. Equity Portfolio pursuant to a Plan of Reorganization and Termination. For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange resulting in the EQ/Capital Guardian Research Portfolio issuing 778,805 Class IA shares and 83,568,318 Class IB shares (valued at $11,748,768 and $1,260,059,081 respectively) in exchange for Class IA shares and Class IB shares of the EQ/Capital Guardian U.S. Equity Portfolio. EQ/ Capital Guardian U.S. Equity Portfolio’s net assets at that date ($1,271,807,849), including $228,821,600 of unrealized appreciation, were combined with those of EQ/Capital Guardian Research Portfolio.

After the close of business on July 6, 2007, the net assets of the EQ/Wells Fargo Montgomery Small Cap Portfolio merged into Multimanager Small Cap Value Portfolio of the AXA Premier VIP Trust.

After the close of business on July 6, 2007, the percentage of dividends paid that qualify for the 70% dividends received deductions for corporate shareholders, foreign taxes which are expected to be passed through to shareholders for foreign tax credits, gross income derived from sources within foreign countries, and long-term capital gain dividends for the purpose of the dividend paid deduction on its Federal income tax return were as follows:

Portfolios	70% Dividend Received Deduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain
EQ/Capital Guardian U.S. Equity	99.83%	$—	$—	$71,021,604
EQ/Janus Large Cap Growth	100.00	—	—	1,821,452
EQ/Wells Fargo Montgomery Small Cap	—	—	—	833,512

APPROVALS OF INVESTMENT ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2007 (UNAUDITED)

During the six-month period ended June 30, 2007, the Board of Trustees, including the Independent Trustees, unanimously approved the Investment Management Agreement between the Trust and AXA Equitable Life Insurance Company (the “Manager”) (the “Management Agreement”) with respect to the EQ/Franklin Templeton Founding Strategy Portfolio and the new Investment Advisory Agreements (“Advisory Agreements” and together with the Management Agreement, the “Agreements”) between the Manager and certain Advisers (“Advisers”) as shown in the table below with respect to the Portfolio(s) listed:

Adviser	Portfolios	Board Approval	Effective Date
AXA Equitable Life Insurance company (Funds Management Group)	EQ/Franklin Templeton Founding Strategy Portfolio	January 9, 2007	May 1, 2007
Institutional Capital LLC	MarketPLUS Large Cap Core Portfolio (Allocated Portion)	January 9, 2007	May 25, 2007
Marsico Capital Management, LLC	MarketPLUS Large Cap Growth Portfolio (Allocated Portion)	January 9, 2007	May 25, 2007
Mellon Equity Associates	MarketPLUS Large Cap Core Portfolio (Allocated Portion)	January 9, 2007	May 25, 2007

MarketPLUS Large Cap Growth Portfolio (Allocated Portion)

MarketPLUS Mid Cap Value Portfolio (Allocated Portion)

MarketPLUS International Core Portfolio (Allocated Portion)
T. Rowe Price Associates, Inc.	EQ/T. Rowe Price Growth Stock Portfolio	January 9, 2007	July 6, 2007
Wellington Management Company, LLP	MarketPLUS Mid Cap Value Portfolio (Allocated Portion)	January 9, 2007	May 25, 2007
Wentworth Hauser and Violich, Inc.	MarketPLUS International Core Portfolio (Allocated Portion)	January 9, 2007	May 25, 2007
Evergreen International Advisors (First International Advisors Limited)*	EQ/Evergreen International Bond Portfolio	March 6-7, 2007	May 1, 2007

*	Tri-party Agreement with Evergreen International Advisors and Evergreen Investment Management Company LLC

In approving each Agreement, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interest of the affected Portfolio. The Board further considered factors it deemed relevant with respect to each Portfolio, including, as applicable: (1) the nature, quality and extent of the services provided to the Portfolio by the Manager, the Adviser and their respective affiliates; (2) the performance of the Portfolio (or, in the case of a new Adviser, the performance of comparable accounts) as compared to a peer group and/or an appropriate benchmark; (3) the level of the Portfolio’s management and subadvisory fees; (4) the costs of the services provided and profits realized by the Manager and, to the extent information was available, the Adviser under their respective Agreements; (5) the anticipated effect of growth and size on the Portfolio’s performance and expenses; (6) the Manager’s and the Adviser’s investment process, personnel and operations; (7) the Manager’s and the Adviser’s financial condition; (8) the adequacy of the Manager’s and the Adviser’s compliance programs and records; (9) the “fall out” benefits to be realized by the Manager, the Adviser and their respective affiliates (i.e., any direct or indirect benefits to be derived by the Manager, the Adviser and their respective affiliates from their relationship with the Trust); and (10) possible conflicts of interest. In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling.

In connection with its deliberations, the Board, among other things, received information from the Manager and each Adviser regarding the factors set forth above and met with senior representatives of the Manager to discuss the Agreements. The Board received, and primarily considered, the most current information available at the time of the meeting and also took into account the totality of the performance, fee, expense and other information regarding each existing Portfolio provided to them on a periodic basis throughout the year. The Independent Trustees were assisted by independent counsel during their deliberations.

The Board, in examining the nature and quality of the services provided by the Manager and each Adviser to the Portfolios, considered the Manager’s and each Adviser’s experience in serving as an investment adviser for the Trust and accounts comparable to the Portfolios advised. The Board noted the responsibilities that the Manager has as investment manager to the Trust and the Portfolios and each Adviser has as a sub-adviser to its Portfolio(s). In particular, with respect to the Manager, the Board considered that the Manager is responsible for the selection and monitoring of sub-advisers for the Portfolios, management of Portfolio assets not managed by a sub-adviser, oversight of compliance with the Portfolios’ policies and objectives, review of brokerage matters, oversight of the Portfolios’ compliance with applicable law, and implementation of Board directives as related to the Portfolios. Regarding each Adviser, the Board considered that each Adviser is responsible for making investment decisions on behalf of the Portfolio(s) it advises, placing all orders for the purchase and sale of investments with brokers or dealers for the Portfolio(s) it advises and performing related administrative functions. In addition, the Board reviewed requested information regarding each Adviser’s investment process and the background of each portfolio manager of each Adviser who provides services to the Portfolios. The Board also reviewed information regarding the adequacy of the Manager’s and each Adviser’s compliance program and its results. Further, the Board reviewed financial information regarding the Manager and each Adviser.

The Board reviewed requested performance information regarding the performance of the Manager’s and each Adviser’s comparable accounts. In this connection, the Board found that performance was reasonable in relation to a relevant benchmark and/or peer group, noting that certain accounts outperformed for particular periods and underperformed for others.

The Board reviewed the fees payable under each Agreement and considered the extent to which the fee schedules provide for breakpoints, that is, a reduction of the fee rate as assets increase. The Board examined the fees paid by each Portfolio in light of fees charged by the Manager and the Advisers to similar portfolios they manage or advise. In evaluating the fee schedules, the Board considered the quality and level of services provided and the Manager’s and each Adviser’s responsibilities to the Portfolios.

The Board evaluated the Manager’s and, to the extent information was available, each Adviser’s costs and profitability in providing services to the Portfolios, including the costs associated with the research and investment processes, personnel, systems and equipment necessary to perform its functions. The Board determined that the Manager’s management fee and profitability and the Portfolio’s overall expense ratios generally were more significant to the Board’s evaluation of the fees and expenses paid by the Portfolios than each Adviser’s costs and profitability.

As part of its evaluation of the Manager’s and each Adviser’s compensation, the Board considered other benefits that may be realized by the Manager, the Adviser and each of their respective affiliates from their relationship with the Trust. The Board noted, among other things, that the Manager serves as the administrator for the Portfolios, receiving compensation for acting in this capacity, and is responsible for, among other things, coordinating the Trust’s audits, financial statements and tax returns and managing expenses and budgeting for the Trust. The Board also recognized that certain other affiliates of the Manager, AXA Advisors LLC and AXA Distributors LLC, serve as the underwriters for the Trust, and, as such, receive payments pursuant to Rule 12b-1 from the Portfolios with respect to their Class IB shares to compensate them for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. Further, the Board recognized that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Manager and from time to time may receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities, provided, however, that those transactions, among other things, must be consistent with best execution.

Relating to the Advisers, the Board noted that each Adviser, through its relationship as a sub-adviser to its Portfolio(s), may engage in soft dollar transactions. In this regard, the Board considered each Adviser’s procedures for executing portfolio transactions for its Portfolio(s) and each Adviser’s policies and procedures for the selection of brokers and dealers and obtaining research from those brokers and dealers. In addition, the Board recognized that many Advisers are affiliated with registered broker-dealers, who may, from time to time, receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities; provided, however, that such transactions, among other things, must be consistent with best execution. Finally, the Board recognized that affiliates of the Advisers may sell, and earn sales commissions from, insurance products, the proceeds of which are invested in the Portfolios.

The Board also considered conflicts of interest that may arise between the Trust and the Manager and the Advisers in connection with the services provided to the Trust and the various relationships that the Advisers and their affiliates may have with the Trust. For example, actual or potential conflicts of interest may arise as a result of an Adviser having responsibility for multiple accounts (including the Portfolio(s) it advises), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across accounts and incentive to allocate opportunities to an account where the Adviser has a greater financial incentive, such as a performance fee account.

Based on these considerations, the Board was satisfied, with respect to each Portfolio, that: (1) the Portfolio was reasonably likely to benefit from the nature, quality and extent of the Manager’s and the Adviser’s services; (2) the Portfolio was reasonably likely to benefit from the Manager’s and the Adviser’s investment process, personnel and operations; (3) the Manager and the Adviser have the resources to provide the services and to carry out their responsibilities under their respective Agreements; (4) the Manager and the Adviser have adequate compliance programs; (5) the Manager’s and each Adviser’s compensation, including any direct or indirect benefits to be derived by their respective affiliates, is fair and reasonable; and (6) the performance of the Manager’s and each Adviser’s similar accounts generally has been reasonable in relation to the performance of a relevant benchmark and/or peer group. Based on the foregoing information and the more detailed information provided at the relevant meeting, the Board, including the Independent Trustees, approved each Agreement with respect to the relevant Portfolio(s).

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee†	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York 10104 (48)	Trustee, Chairman, President and Chief Executive Officer	Trustee Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present, President from December 2002 to present.	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, Chairman and President of Enterprise Capital Management, Inc., Co- Chairman of Enterprise Funds Distributor, Inc. and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).	86	None

James (Jamie) Shepherdson* 1290 Avenue of the Americas New York, New York 10104 (51)	Trustee	From November 2005 to present	From August 2005 to present, Executive Vice President of AXA Financial and President of AXA Distributors. Prior to July 2005, he served as CEO of John Hancock Funds from 2002 to July 2005; prior thereto he served as Co-CEO of MetLife Investors Group, a subsidiary of MetLife from 2000 to 2002.	60	None

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
†	The registered investment companies in the fund complex include AXA Enterprise Funds Trust, AXA Premier VIP Trust, AXA Enterprise Multimanager Funds Trust, The Enterprise Group of Funds, Inc., and the Trust.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee†	Other Directorships Held by Trustee
Independent Trustees
Theodossios Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (67)	Trustee	From March 2000 to present	Retired. 1996, Vice- Chairman, Metropolitan Life Insurance Company; From 1993 to 1995, President and Chief Operating Officer Metropolitan Life Insurance Company.	62	None

Jettie M. Edwards c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (61)	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	62	From 1997 to present, Director, Old Mutual Advisor Funds II (18 portfolios); from 1997 to present, Director, Old Mutual Insurance Series (8 portfolios).

David W. Fox c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (75)	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange. From 1990-1995, Chairman and Chief Executive Officer, Northern Trust Company.	62	From 2004 to present, Director, Miami Corporation; from 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (71)	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to June 2007, Chairman and from 1998 to 2002, Vice Chairman, Keefe Managers, Inc. (money management firm)	62	From 1975 to present, Director; from 2005 to present, Lead Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc. From 1999 to present, Advisory Director, Proudfoot PLC (N.A.) (consulting firm). From 2001 to present, Advisory Director, Gridley & Company LLC. From 2002 to present, Director, United States Shipping Corp.

Christopher P.A. Komisarjevsky c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (61)	Trustee	From March 1997 to present	Retired. From 1998 to December 2004, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations). From 1996 to 1998, President and Chief Executive Officer, Burson-Marsteller U.S.A.	62	None

Harvey Rosenthal c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (64)	Trustee	From March 1997 to present	From 1997 to present, Consultant/Director. From 1994 to 1996, President and Chief Operating Officer of CVS Corporation.	62	From 1997 to present, Director, LoJack Corporation

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
†	The registered investment companies in the fund complex include AXA Enterprise Funds Trust, AXA Premier VIP Trust, The Enterprise Group of Funds, Inc., and the Trust.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee†	Other Directorships Held by Trustee
Independent Trustees (Continued)
Gary S. Schpero c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (54)	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of the Investment Management and Investment Company Practice Group.	62	None

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
†	The registered investment companies in the fund complex include AXA Enterprise Funds Trust, AXA Premier VIP Trust, The Enterprise Group of Funds, Inc., and the Trust.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Steven M. Joenk 1290 Avenue of the Americas, New York, New York 10104 (48)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present, Chief Executive Officer from December 2002 to present; President from December 2002 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since 2004, Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).

Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (51)	Vice President, Secretary	From July 1999 to present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and AXA Equitable; July 1999 to May 2003, Vice President and Counsel of AXA Financial and AXA Equitable.

Brian Walsh 1290 Avenue of the Americas, New York, New York 10104 (39)	Chief Financial Officer and Treasurer	From June 2007 to present	From December 2002 to May 2007 Vice President and Controller of the Trust; from February 2003 to present, Vice President of AXA Financial and AXA Equitable; from January 2001 to February 2003, Assistant Vice President of AXA Financial and AXA Equitable.

Alwi Chan 1290 Avenue of the Americas, New York, New York 10104 (39)	Vice President	From June 2007 to present	From May 2007 to present, Vice President, AXA Financial and AXA Equitable; from November 2005 to May 2007, Assistant Vice President, AXA Financial and AXA Equitable; from December 2002 to November 2005, Senior Investment Analyst of AXA Equitable; from June 1999 to November 2002, Senior Financial Analyst of AXA Equitable.

James Kelly 1290 Avenue of the Americas, New York, New York 10104 (38)	Controller	From June 2007 to present	From March 2006 to present, Assistant Vice President, AXA Financial and AXA Equitable; from July 2005 to February 2006, Assistant Treasurer, Lord Abbett & Co; from July 2002 to June 2005, Director, Prudential Investments.

Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (45)	Vice President	From July 1999 to present	From February 2001 to present, Vice President of AXA Financial; from July 2004 to present, a director of Enterprise Capital Management.

Carla Price 1290 Avenue of the Americas, New York, New York 10104 (30)	Assistant Controller	From March 2007 to present	From February 2004 to present, Assistant Vice President of AXA Financial and AXA Equitable; from January 2003 to February 2004, Mutual Fund Manager of AXA Financial and AXA Equitable; from October 2000 to January 2003, Senior Fund Administrator of AXA Financial and AXA Equitable.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers (Continued)
William MacGregor 1290 Avenue of the Americas, New York, New York 10104 (31)	Vice President and Assistant Secretary	From September 2006 to present	From May 2006 to present, Counsel of AXA Equitable; from March 2005 to April 2006, Associate Attorney, Sidley Austin LLP; from September 2003 to February 2005, Contract Attorney, Prudential Financial, Inc.; from September 2000 to April 2002, Associate Attorney, Zach Kosnitzky P.A.

Jeremy Dardick 1290 Avenue of the Americas, New York, New York 10104 (31)	Vice President and Assistant Secretary	From September 2006 to present	From February 2006 to present, Counsel of AXA Equitable; from September 2004 to January 2006, Associate Attorney, Kaye Scholer LLP; from September 2001 to May 2004, Student, University of Michigan Law School.

Joseph J. Paolo 1290 Avenue of the Americas, New York, New York 10104 (36)	Chief Compliance Officer, Vice President and Anti- Money Laundering (“AML”) Compliance Officer	Chief Compliance Officer from May 2007; Vice President and AML Compliance Officer from November 2005 to Present	From August 2005 to May 2007, Vice President of AXA Financial and AXA Equitable and Deputy Chief Compliance Officer of AXA Financial’s Funds Management Group; from March 2004 to August 2005, Vice President of AXA Financial and AXA Equitable and Compliance Officer of AXA Financial’s Funds Management Group; from May 2002 to March 2004, Compliance Director and Assistant Vice President of AXA Financial and AXA Equitable; from February 2001 to May 2002, Compliance Officer of AXA Financial and AXA Equitable.

David Shagawat 1290 Avenue of the Americas, New York, New York 10104 (32)	Assistant AML Compliance Officer	From November 2005 to present	From August 2005 to present, Associate Compliance Officer of AXA Equitable; from June 2004 to August 2005, Fiduciary Oversight Analyst, Citigroup Asset Management; from April 2002 to June 2004, Project Manager, Alliance Bernstein L.P.; from January 1999 to April 2002, Business Analyst, Alliance Bernstein L.P.

Paraskevou Charalambous 1290 Avenue of the Americas, New York, New York 10104 (44)	Assistant Secretary	From November 2005 to present	From March 2000 to present, Senior Legal Assistant for AXA Equitable.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

PROXY VOTING INFORMATION (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-292-4492 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2007 is available (i) on the Trust’s proxy voting information website at http://www.axaonline.com (go to “Tools & Calculators” and click on “Proxy Voting” box under the “Investing Tools” column) and (ii) on the Securities and Exchange Commission’s website at http:// www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not required.

Item 6. Schedule of Investments.

Not applicable. – Complete schedule included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The registrant’s code of ethics required by Item 2 – not required.

(a)(2)	Certifications required by Item 11(a) are filed herewith.

(a)(3)	Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – not applicable.

(b)	Certifications required by Item 11(b) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
August 31, 2007

/s/ Brian Walsh
Brian Walsh
Chief Financial Officer
August 31, 2007